Putnam
Variable
Trust


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT
June 30, 2003


* Putnam VT American Government Income Fund
* Putnam VT Capital Appreciation Fund
* Putnam VT Capital Opportunities Fund
* Putnam VT Discovery Growth Fund*
* Putnam VT Diversified Income Fund
* Putnam VT Equity Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Equity Fund+
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Equity Fund++
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Mid Cap Value Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors

 * Formerly Putnam VT Voyager Fund II

 + Formerly Putnam VT Global Growth Fund

++ Formerly Putnam VT International Growth Fund

[SCALE LOGO OMITTED]


To the shareholders of Putnam Variable Trust

The six months ended June 30, 2003, brought positive news for investors across asset classes. The domestic equity market, after three years of declines, seemed to reach a turning point and showed signs of being able to sustain its positive momentum. While equities were overvalued by virtually any measure at their peak in 2000, by the beginning of 2003, the bear market had deflated equity prices to the point where, in our view, there was no longer any reason for prices to continue to fall. Fixed-income markets also posted solid returns, although they tended to underperform most equity indexes during the six-month period. Despite lagging stocks, we believe that, given the current environment, fixed-income securities could remain an attractive investment for some time.

EQUITIES

* United States Long-term equity investors were rewarded for their patience over the past six months. Stocks across investment styles began to rally in late March once the United States made clear it had reached a decision on its involvement with Iraq and prices continued to climb through the end of the reporting period. Market performance during this rebound has exceeded our own expectations, and while we believe an environment of positive returns is likely to continue, we feel it is unlikely to do so at the current pace. The best-performing stocks over the period have been those with traditionally high levels of volatility and those stocks that generally suffered the most in the bear market. However, the combination of a monetary easing policy, a weakening dollar, and tax cuts for investors may have created enough economic stimulus to allow this rally to continue. While the previous few stock market rebounds have all begun with extremely negative investor sentiment, climaxed as that sentiment improved, and lost steam as complacency set in, the current rally has continued beyond the point where investor sentiment returned to more neutral levels.

* International For the first time since the bear market began, global equity markets performed fairly independently of stocks in the United States. European equity markets were particularly volatile over the period, at first underperforming the U.S. market as the conflict with Iraq escalated, and then posting solid returns during the second quarter as political uncertainties over that issue lessened. Equities in Japan also had a fairly low correlation to U.S. stock prices, and recorded one of the best six-month periods in several years. Emerging market performance was influenced heavily by local factors. In Asia, a number of markets suffered due to the outbreak of SARS, while in South Korea, equities on the whole were negatively affected by concerns over political developments in North Korea. A weakening dollar was a benefit both to U.S. firms with overseas operations and, more broadly, to all the international equities we held in our portfolios, whose returns were translated back into U.S. dollars.

FIXED INCOME

* United States The current stock market rally notwithstanding, fixed-income securities have performed solidly over the reporting period. The current environment of low inflation and the Federal Reserve Board's monetary easing policy has been favorable for fixed income; however, bond yields in both the U.S. and global markets have risen slightly since the Fed cut rates by 25 basis points in June. Furthermore, as more and more time has passed since the string of high-profile corporate accounting issues, investors have been more willing to reinvest in corporate bonds. Within that sector, high-yield bond returns led all fixed-income sectors over the period, and even outperformed a number of equity market indexes. Demand for Treasuries remained high, and as a result, their yields remained at historically low levels during the period.

* International Like their equity counterparts, global fixed income markets were heavily influenced on the regional and national levels, which resulted in a diverging range of performance results. European bonds benefited from an aggressive easing policy during the first half of the year, and could benefit from further central bank rate cuts. The Japanese market, however, suffered as investors grew more optimistic about the equity market there and the Japanese economy overall. With regard to the currency market, a weakening U.S. dollar was as much of a benefit to overseas fixed-income investments as it was to international equity holdings.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.



PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value
(as of 6/30/03)                                                  Five years                10 years                 Life
Putnam VT -- Class IA shares           6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-----------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           2.65%       7.90%         --%         --%         --%         --%      33.97%(o)    8.94%
....................................................................................................................................
Capital Appreciation Fund                11.70        3.06          --          --          --          --      -31.98(p)   -13.05
....................................................................................................................................
Capital Opportunities Fund                  --          --          --          --          --          --        9.90(q)       --
....................................................................................................................................
Discovery Growth Fund(a)                 15.06        0.25          --          --          --          --      -59.50(p)   -27.97
....................................................................................................................................
Diversified Income Fund                  12.40       17.63       21.03        3.89          --          --       69.76(i)     5.55
....................................................................................................................................
Equity Income Fund                          --          --          --          --          --          --        6.20(q)       --
....................................................................................................................................
The George Putnam Fund of Boston          8.44        2.96       13.67        2.60          --          --       13.33(l)     2.45
....................................................................................................................................
Global Asset Allocation Fund             10.32        1.50       -3.17       -0.64       93.96        6.85      232.18(f)     8.10
....................................................................................................................................
Global Equity Fund(b)                    10.52       -0.84      -24.54       -5.48       66.54        5.23       97.78(g)     5.32
....................................................................................................................................
Growth and Income Fund                   11.59       -0.42       -1.94       -0.39      137.64        9.04      395.97(f)    10.95
....................................................................................................................................
Growth Opportunities Fund                10.93       -0.48          --          --          --          --      -58.40(o)   -22.64
....................................................................................................................................
Health Sciences Fund                     12.13        5.07        4.65        0.91          --          --        5.39(l)     1.02
....................................................................................................................................
High Yield Fund                          15.71       18.56        4.81        0.94       77.26        5.89      221.04(f)     7.86
....................................................................................................................................
Income Fund(c)                            4.53        9.52       33.47        5.94       85.51        6.37      218.85(f)     7.81
....................................................................................................................................
International Equity Fund(d)              6.35       -9.15        0.23        0.05          --          --       39.41(k)     5.25
....................................................................................................................................
International Growth and Income Fund      9.96       -7.22       -8.37       -1.73          --          --       26.39(k)     3.67
....................................................................................................................................
International New Opportunities Fund      9.77       -3.84      -15.85       -3.39          --          --       -2.25(k)    -0.35
....................................................................................................................................
Investors Fund                           10.46       -0.38      -25.72       -5.77          --          --      -21.34(l)    -4.54
....................................................................................................................................
Mid Cap Value Fund                          --          --          --          --          --          --        7.60(q)       --
....................................................................................................................................
Money Market Fund(e)                      0.43        1.13       20.84        3.86       52.14        4.29      110.58(f)     4.95
....................................................................................................................................
New Opportunities Fund                   15.32        1.90      -26.07       -5.86          --          --       86.55(j)     7.04
....................................................................................................................................
New Value Fund                           11.92        1.48       23.30        4.28          --          --       50.50(k)     6.50
....................................................................................................................................
OTC & Emerging Growth Fund               17.36        1.05      -52.49      -13.83          --          --      -51.40(l)   -13.03
....................................................................................................................................
Research Fund                            10.32        0.73          --          --          --          --        4.73(m)     0.98
....................................................................................................................................
Small Cap Value Fund                     17.71       -6.46          --          --          --          --       47.28(n)     9.74
....................................................................................................................................
Utilities Growth and Income Fund         14.07        2.79      -12.62       -2.66       67.02        5.26       97.98(h)     6.31
....................................................................................................................................
Vista Fund                               15.26       -0.65      -19.80       -4.32          --          --       15.50(k)     2.24
....................................................................................................................................
Voyager Fund                             11.06       -1.92      -10.62       -2.22      143.28        9.30      443.39(f)    11.61
-----------------------------------------------------------------------------------------------------------------------------------


    Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment returns and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

(a) Prior to April 30, 2003, the underlying fund operated as Putnam VT Voyager Fund II.

(b) Prior to October 1, 2002, the underlying fund operated as Putnam VT Global Growth Fund.

(c) Prior to April 9, 1999, the underlying fund operated as Putnam VT U.S. Government and High Quality Bond Fund.

(d) Prior to April 30, 2003, the underlying fund operated as Putnam VT International Growth Fund.

(e) Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

(f) Commencement of operations: February 1, 1988.

(g) Commencement of operations: May 1, 1990.

(h) Commencement of operations: May 4, 1992. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(i) Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(j) Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(k) Commencement of operations: January 2, 1997. Expense limitations were in effect for Putnam VT International Equity Fund and Putnam VT International New Opportunities Fund during the period; without the limitations, total returns would have been lower.

(l) Commencement of operations: April 30, 1998. Expense limitations were in effect for these funds during the period; without the limitations, total returns would have been lower.

(m) Commencement of operations: September 30, 1998. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(n) Commencement of operations: April 30, 1999.

(o) Commencement of operations: February 1, 2000. An expense limitation was in effect for Putnam VT American Government Income Fund during the period; without the limitation, total return would have been lower.

(p) Commencement of operations: September 29, 2000.

(q) Commencement of operations: May 1, 2003. Expense limitations were in effect during the period; without the limitations, total returns would have been lower.




PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value
(as of 6/30/03)                                                  Five years                10 years                 Life
Putnam VT -- Class IB shares           6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-----------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           2.49%       7.65%         --%         --%         --%         --%      33.12%(o)    8.73%
....................................................................................................................................
Capital Appreciation Fund                11.57        2.86          --          --          --          --      -32.42(p)   -13.26
....................................................................................................................................
Capital Opportunities Fund                  --          --          --          --          --          --        9.80(q)       --
....................................................................................................................................
Discovery Growth Fund(a)                 14.86       -0.25          --          --          --          --      -59.80(p)   -28.16
....................................................................................................................................
Diversified Income Fund                  12.12       17.38       19.62        3.65          --          --       66.61(i)     5.35
....................................................................................................................................
Equity Income Fund                          --          --          --          --          --          --        6.20(q)       --
....................................................................................................................................
The George Putnam Fund of Boston          8.22        2.62       12.63        2.41          --          --       12.29(l)     2.27
....................................................................................................................................
Global Asset Allocation Fund             10.20        1.31       -3.62       -0.74       91.59        6.72      225.70(f)     7.96
....................................................................................................................................
Global Equity Fund(b)                    10.39       -1.04      -25.29       -5.66       63.76        5.06       93.51(g)     5.14
....................................................................................................................................
Growth and Income Fund                   11.44       -0.70       -2.90       -0.59      133.60        8.85      383.83(f)    10.77
....................................................................................................................................
Growth Opportunities Fund                10.72       -0.72          --          --          --          --      -58.70(o)   -22.80
....................................................................................................................................
Health Sciences Fund                     12.02        4.93        3.81        0.75          --          --        4.54(l)     0.86
....................................................................................................................................
High Yield Fund                          15.54       18.06        3.90        0.77       74.54        5.73      213.56(f)     7.70
....................................................................................................................................
Income Fund(c)                            4.34        9.26       32.30        5.76       82.48        6.20      211.35(f)     7.65
....................................................................................................................................
International Equity Fund(d)              6.23       -9.40       -0.66       -0.13          --          --       37.90(k)     5.07
....................................................................................................................................
International Growth and Income Fund      9.69       -7.39       -9.08       -1.89          --          --       25.15(k)     3.52
....................................................................................................................................
International New Opportunities Fund      9.71       -3.95      -16.52       -3.55          --          --       -3.22(k)    -0.50
....................................................................................................................................
Investors Fund                           10.30       -0.70      -26.49       -5.97          --          --      -22.15(l)    -4.73
....................................................................................................................................
Mid Cap Value Fund                          --          --          --          --          --          --        7.60(q)       --
....................................................................................................................................
Money Market Fund(e)                      0.31        0.87       19.59        3.64       50.68        4.19      109.24(f)     4.91
....................................................................................................................................
New Opportunities Fund                   15.31        1.69      -26.75       -6.03          --          --       83.75(j)     6.87
....................................................................................................................................
New Value Fund                           11.77        1.30       22.30        4.11          --          --       48.99(k)     6.33
....................................................................................................................................
OTC & Emerging Growth Fund               17.00        0.64      -53.00      -14.01          --          --      -51.92(l)   -13.21
....................................................................................................................................
Research Fund                            10.16        0.55          --          --          --          --        3.77(m)     0.78
....................................................................................................................................
Small Cap Value Fund                     17.60       -6.59          --          --          --          --       46.06(n)     9.52
....................................................................................................................................
Utilities Growth and Income Fund         13.98        2.46      -13.41       -2.84       64.39        5.10       94.42(h)     6.14
....................................................................................................................................
Vista Fund                               15.12       -0.88      -20.47       -4.48          --          --       14.31(k)     2.08
....................................................................................................................................
Voyager Fund                             10.96       -2.17      -11.46       -2.40      139.27        9.12      430.28(f)    11.43
-----------------------------------------------------------------------------------------------------------------------------------


    Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment returns and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares.

(a) Prior to April 30, 2003, the underlying fund operated as Putnam VT Voyager Fund II.

(b) Prior to October 1, 2002, the underlying fund operated as Putnam VT Global Growth Fund.

(c) Prior to April 9, 1999, the underlying fund operated as Putnam VT U.S. Government and High Quality Bond Fund.

(d) Prior to April 30, 2003, the underlying fund operated as Putnam VT International Growth Fund.

(e) Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

(f) Commencement of operations: February 1, 1988.

(g) Commencement of operations: May 1, 1990.

(h) Commencement of operations: May 4, 1992. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(i) Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(j) Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(k) Commencement of operations: January 2, 1997. Expense limitations were in effect for Putnam VT International Equity Fund and Putnam VT
     International New Opportunities Fund during the period; without the limitations, total returns would have been lower.

(l) Commencement of operations: April 30, 1998. Expense limitations were in effect for these funds during the period; without the limitations, total returns would have been lower.

(m) Commencement of operations: September 30, 1998. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

(n) Commencement of operations: April 30, 1999.

(o) Commencement of operations: February 1, 2000. An expense limitation was in effect for Putnam VT American Government Income Fund during the period; without the limitation, total return would have been lower.

(p) Commencement of operations: September 29, 2000.

(q) Commencement of operations: May 1, 2003. Expense limitations were in effect during the period; without the limitations, total returns would have been lower.


Putnam VT American Government Income Fund

Continued uncertainty and investor trepidation characterized much of the past six months. While many equity markets posted gains, investors continued to seek opportunities among fixed-income securities as well. By keeping the portfolio defensively positioned while emphasizing higher-yielding government securities, the fund was able to post competitive performance for the period. For the six months ended June 30, 2003, the fund's class IA shares tallied a total return of 2.65% at net asset value.

Concerns about the direction of the U.S. economy, along with geopolitical tensions surrounding tenuous situations in Iraq and North Korea, kept markets volatile over the past six months. Once the invasion of Iraq reached a positive conclusion, investors moved some assets back into stocks and corporate bonds posted a strong rebound. The fiscal and monetary backdrop also appeared positive for future growth. The Jobs and Growth Tax Relief and Reconciliation Act of 2003 and a Federal Reserve Board committed to keeping interest rates low enough to spark a strong recovery were both supportive for fixed-income markets.

Given this stimulus, management was concerned that interest rates would rise. As bond prices move in the opposite direction of interest rates, protecting the portfolio's value was a priority, so management focused on defensive positioning. This translated into a shorter duration, which means making the fund's portfolio less sensitive to interest-rate changes. With this in mind, management focused the portfolio's Treasury allocation on Treasury bills and short-term cash equivalents. At the same time, they emphasized mortgage-backed securities (MBSs) in order to garner more yield than what was available from longer-term, higher-yielding Treasury securities. Within the MBS allocation, the fund favored securities issued by Federal National Mortgage Association (Fannie Maes) over those issued by the Government National Mortgage Association (Ginnie Maes) because they seemed attractively priced and offered compelling yields with reduced prepayment risk. The fund also benefited from the additional yield offered by collateralized mortgage obligations (CMOs) and U.S. government agency debentures.

Interest rates did not rise over the period, however, several factors that forced interest rates lower appear to be reversing direction. Although the fund's defensive positioning may have been a bit early, it is prudent to be prepared rather than struggling to catch up with market forces. Management will continue its efforts to protect the value of the fund's principal while seeking yield opportunities to bolster returns.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income with preservation of capital as a secondary objective
-------------------------------------------------------------------------
PORTFOLIO
U.S. Treasury securities and mortgage-backed securities
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $12.17
Class IB                                                   $12.13
June 30, 2003
-------------------------------------------------------------------------
Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

Putnam VT Capital Appreciation Fund

Fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits all took their toll on the stock market over the past six months. Although the picture began to brighten after April, these difficult conditions affected the fund's return for the period. Nevertheless, for the six months ended June 30, 2003, the fund's class IA shares tallied a total return of 11.70% at net asset value.

Fortunately, the end of the Iraqi war and a series of higher-than-expected corporate earnings announcements marked the start of a significant stock market upswing. At the close of May, the Dow Jones Industrial Average marked its third straight monthly gain for the first time since 2001, and all major market indexes were in solid positive territory for the year.

In selecting stocks for the portfolio, management carefully considers each company's underlying business worth. While a company's stock price may fluctuate, this worth is crucial in determining its long-term growth potential. Management looks for stocks that it does not consider fairly valued; in other words, companies that the team believes are worth more than their current stock price indicates.

During the past six months, these types of stocks fared poorly. Fund performance was negatively affected by declines in consumer staples, conglomerate, and technology holdings. Technology stocks continued to be among the hardest hit by the prolonged market downturn, due to cutbacks by businesses on technology spending. The period was also difficult for stocks of some larger companies, which were hurt by lingering negative investor sentiment over corporate accounting issues. While a number of the portfolio's communications services holdings performed well, in general the market declines affected companies of all sizes across a range of industries.

Despite the challenges of the previous six months, management believes the market continues to offer many opportunities. The issues that distracted investors, especially the war with Iraq, took focus away from the traditional drivers of stock prices -- earnings, cash flows, and valuations. With the resolution of the Iraq conflict and improving market conditions toward the close of the period, management is optimistic that the stocks targeted by the fund can return to favor.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $6.78
Class IB                                                   $6.75
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Capital Opportunities Fund

Although difficult market conditions prevailed as 2003 began, a rally during the second half of the period got Putnam VT Capital Opportunities Fund's performance off to a positive start. From inception on May 1, 2003, through June 30, 2003, the fund's class IA shares provided a total return of 9.90% at net asset value.

Fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits all took their toll on the stock market over the past six months. However, the market began an upward climb in April and the period ended on a positive note. Military operations in Iraq moved toward a resolution, alleviating concerns about the economic impact of a long, drawn-out conflict. In addition, a series of first-quarter corporate earnings announcements exceeded expectations and boosted investor confidence.

The fund management team applied a disciplined investment approach, seeking companies believed to be worth more than their current stock prices indicated. For much of the period, these types of stocks fared poorly. Instead, investors favored stocks of highly profitable companies with high current cash flows. Most of these stocks were fairly valued -- or overvalued -- and therefore did not meet the fund's selection criteria.

Management had focused on sectors including technology and industrials in the expectation that they would do well as the economy recovered and businesses increased their spending. Despite the sector's disappointing short-term performance, management still believes this strategy will prove beneficial over the long term. Indeed, some of these holdings began to perform better as the period drew to a close. Holdings in the consumer, financial, and information technology sectors detracted from performance over the period. Holdings that helped performance included a company that makes products that use global positioning system (GPS) technology, a bank, a natural resources company, and a medical devices firm.

As investors refocus on the traditional drivers of stock prices -- earnings, cash flows, and valuations -- management is optimistic that the types of stocks in which the fund invests can return to favor.
Regardless of the direction the market takes in the months ahead, management remains committed to its disciplined process of selecting stocks that they believe should reward investors over time.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of their underlying worth, without a style bias toward either growth or value
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.99
Class IB                                                   $10.98
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Discovery Growth Fund*

After essentially treading water during the first quarter of 2003, the stock market rebounded sharply in the final months of the period. Early on, fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits kept many investors on the sidelines. Fortunately, more positive developments occurred as the period progressed, and the market began a rally in April that continued through the end of June. Putnam VT Discovery Growth Fund's performance reflects these improving conditions to some extent. For the six months ended June 30, 2003, its class IA shares tallied a total return of 15.06% at net asset value.

As the military situation in Iraq moved toward resolution and companies issued a string of more positive first-quarter earnings reports, the stage was set for better stock market performance. In addition, the federal government and the Federal Reserve Board did everything possible to stimulate economic growth, including passing a tax relief bill and cutting short-term interest rates to historic lows. The stock market began to anticipate that these measures would have a beneficial effect on capital spending in the latter half of this year and into 2004; investor confidence grew along with demand for stocks.

Managed in the growth style, the fund contains large-, mid-, and small-cap stocks, with management focusing on high quality and attractive valuations in each category. The portfolio is broadly diversified among sectors, relying not on large sector bets, but individual stock research and analysis to select holdings. Management has sought to position the fund to benefit from a cyclical recovery in the United States economy. This has meant increasing the portfolio's exposure to companies in sectors like technology, biotechnology, and consumer cyclicals while moving away from holdings in consumer staples and reducing an overweight position in financial stocks. In addition to technology, biotechnology, and consumer cyclicals holdings, performance over the period also benefited from returns among energy, financial, education, transportation, biotechnology, and media holdings.

While the recent market rally favored lower-quality and small-cap issues, management believes the fund's broadly diversified portfolio of higher-quality growth stocks should enable it to benefit as the economy improves. Many companies have cut expenses dramatically and are poised to increase capital spending -- the catalyst many analysts believe is the key for a continuing economic recovery.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital
-------------------------------------------------------------------------
PORTFOLIO
Stocks of small, midsize, and large companies with very strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $4.05
Class IB                                                   $4.02
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

*Formerly Putnam VT Voyager Fund II. The fund strategy remains the same.



Putnam VT Diversified Income Fund

Global bond markets performed well during the past six months, benefiting from continued volatility in the U.S. equity markets, geopolitical uncertainty surrounding the war in Iraq, and generally slow economic growth with low inflation. In this positive environment, the fund performed well, primarily due to its allocation to high yield bonds, which rallied during the period. For the six months ended June 30, 2003, the fund's class IA shares posted a total return of 12.40% at net asset value.

The fund's multisector strategy, which emphasizes investing in a diverse array of bond sectors, was well suited to the market and economic conditions of the six-month period. All of the fund's major areas of emphasis -- high-yield corporate bonds, investment-grade bonds, mortgage-backed securities (MBSs), international government bonds, and emerging markets -- performed well. In Europe, slower growth, low inflation, high interest rates, and a strong euro helped boost returns for European government bonds. In emerging markets, higher oil prices helped some countries, while political and economic turmoil hurt others.

The portfolio's largest sector allocation was to high-yield corporate bonds, which benefited from decreasing issuer defaults, increased investor demand, and higher overall credit quality in the marketplace. Management increased the fund's allocation to corporate investment-grade bond holdings at the beginning of the period before cutting it back significantly near the period's end after the rally moderated. The MBS sector also contributed to fund returns. Benefiting from slowing global economies, international government bond holdings from Sweden, France, and Germany performed especially well. Among emerging markets, the fund favored oil-exporting countries including Russia, Mexico, Colombia, and Bulgaria. While management believes its security and country selections were on target, an underweight position in emerging markets overall detracted slightly from performance.

With analysts anticipating slow to moderate economic growth and many investors seeking higher yields from their fixed-income investments, management believes remainder of 2003 has the potential to be favorable for the U.S. bond market -- especially the higher yielding, non-Treasury sectors in which the fund invests.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income as Putnam Management believes is consistent with preservation of capital
-------------------------------------------------------------------------
PORTFOLIO
A managed portfolio spread across all three sectors of the bond market-- U.S. government and investment-grade securities of U.S. corporations, high-yield bonds, and international instruments
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $8.71
Class IB                                                   $8.64
June 30, 2003
-------------------------------------------------------------------------
Lower rated bonds may offer higher yields in return for more risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.



Putnam VT Equity Income Fund

An improving equity market developed over the six months ended June 30, 2003. The semiannual period ended on a more favorable note than it began as low interest rates, lower energy prices, a weaker dollar, the mortgage refinance boom and the tax cut package appeared likely to spur economic growth in coming months. From inception on May 1, 2003, though the end of the period, Putnam VT Equity Income Fund's class IA shares provided a total return of 6.20% at net asset value.

The fund seeks current income and capital appreciation through a portfolio of value-oriented stocks and bonds. As a general rule, management targets stocks that are out of favor and that they believe are poised for positive change. Since it takes time for stocks to appreciate to what management considers their fair value, the portfolio typically includes some stocks that may be underperforming, some that may be outperforming, and others that are keeping pace with the market.

Since last summer, the fund has been positioned to benefit from an eventual recovery in business spending since management believes that corporate spending will ultimately lead the economy out of its present lethargy. During this time, the portfolio also emphasized companies that have foreign operations, as management considers them likely to benefit from the relative weakness of the U.S. dollar, which makes U.S. products cheaper, and thus more attractive, around the world.

Management recently shifted the fund's mid-cap bias toward larger-cap stocks that it believed offered better risk/reward characteristics. As a technical result of owning some larger-cap stocks, the fund now has fewer equity holdings. The bond allocation, which provides a small amount of additional income and price stability, has been reduced substantially since the fiscal year began; as bond prices rallied throughout the period, management trimmed portfolio positions and took profits.

Performance benefited most from a variety of holdings in technology, Internet travel, entertainment, banking services, mortgage financing, and drug manufacturing. Several consumer staples stocks detracted from returns.

While today's environment is still one of low-yielding equities, management believes that the decline in fixed-income yields and the potential for growth in dividends and enterprise values makes stocks look more attractive than bonds.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income. Capital growth is a secondary objective when consistent with seeking current income
-------------------------------------------------------------------------
PORTFOLIO
Value-oriented stocks of large and midsize, dividend-paying companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.62
Class IB                                                   $10.62
June 30, 2003
-------------------------------------------------------------------------



Putnam VT The George Putnam Fund of Boston

Volatility was the rule rather than the exception over the past six months, as financial markets changed directions and experienced many ups and downs. Putnam VT The George Putnam Fund of Boston's flexible portfolio of stocks and bonds helped investors to weather the changing climate. For the six months ended June 30, 2003, the fund's class IA shares provided a total return of 8.44% at net asset value.

Anticipating changing market conditions and seeking to make the most of opportunities, the management team adjusted the portfolio's asset allocation somewhat during the period. In January, they favored equities over bonds and this overweight position helped strengthen performance. Beginning in February, management moved the allocation back to neutral (60% stocks, 40% bonds).

Overall, the fund remained broadly diversified. The portfolio focuses on value-oriented stocks, which had lagged growth stocks for the first half of the semiannual period before resuming dominance in April. The management team has sought to position the portfolio to benefit from an anticipated rise in corporate spending, and from the trend toward more straightforward corporate accounting practices and less leveraged corporate balance sheets. Investor confidence, shaken by accounting scandals and world events, produced overreaction in the markets, valuation extremes, and some very attractive opportunities that the team has worked to take advantage of. They believe that in today's era of moderate stock market returns, the fund's dividend yield will become an increasingly important factor in performance, and may also help cushion returns in down markets.

The energy sector has contributed positively to performance over the period. Within this sector, the fund continues to emphasize natural gas holdings for three reasons: production levels are growing only slightly in the United States, keeping supply down; natural gas is very expensive to transport; and inventory levels are very low. Consumer staples and financial holdings also contributed to returns. Among bond holdings, the portfolio's lower-rated, high-yield holdings delivered particularly strong performance.

As the period ended, improving consumer confidence and corporate balance sheets appeared to set a stage for improving equity performance, and the team believes the fund is positioned to benefit.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed bonds
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.10
Class IB                                                   $10.06
June 30, 2003
-------------------------------------------------------------------------



Putnam VT Global Asset Allocation Fund

A strategy of broad diversification benefited investors in Putnam VT Global Asset Allocation Fund during the six months ended June 30, 2003. Equities in the United States mounted a significant rally in the second quarter of 2003, a turning point which may ultimately signal the end of the three-year bear market. Fixed-income markets also recorded solid returns, although they generally underperformed stocks over the reporting period. International holdings were more volatile during the past six months, but as a whole contributed positively to performance. For the period, the fund's class IA shares returned 10.32% at net asset value.

The fund's top-down strategies proved extremely successful during the period. At the beginning of the second quarter, management began shifting assets from fixed income holdings and into stocks in order to increase overall equity exposure. Prior to that point, equities continued to decline as negative investor sentiment built up prior to the war in Iraq. Once the United States made it clear that war was inevitable, that negative sentiment dissipated, and stock prices rose. The fund was neutrally positioned with regard to growth and value stocks for much of the reporting period. During the first quarter, growth stocks outperformed value stocks, though both investment styles recorded losses; during the second quarter rally, value stocks finished ahead of growth stocks. With regard to market capitalization, international large cap stocks generally underperformed management's expectations, while smaller-cap stocks and fixed-income securities performed better than expected.

Management's bottom-up strategies for individual stock picking had less of a positive effect on performance. As of the reporting period's close, the best-performing stocks were those with high historical levels of volatility, low prices, and low or no earnings. Nonetheless, the fund's stock holdings posted attractive gains for the period. These gains were further boosted by a weakening dollar, as the returns for international holdings, both in equities and fixed-income securities, were converted back into U.S. dollars. This was especially true in Canada and Australia. While fixed-income sectors generally posted solid returns during the period, high yield bonds recorded substantial gains, as investors were willing to take on the added risk these bonds carry in exchange for the more attractive yields. Management believes that strategic exposure to a wide range of fixed-income and equity sectors should keep the fund well-positioned to benefit as the economic recovery continues.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
-------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond and cash investments
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $12.14
Class IB                                                   $12.16
June 30, 2003
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam VT Global Equity Fund*

Global markets coped with a series of risks and uncertainties during the past six months, but a spring rally lifted world stocks to a gain for the first half of 2003. Fund performance lagged the overall markets somewhat, however, because markets witnessed dramatic outperformance from a fairly narrow range of growth-style stocks. The fund has a neutral style positioning, favoring neither growth- nor value-style stocks, and instead seeking attractive valuations and strong fundamentals in a variety of stocks. Consequently, for the six months ended June 30, 2003, the fund's class IA shares posted a total return of 10.52% at net asset value.

The period began with world stock markets in retreat as global economic conditions worsened and the Iraq crisis intensified. European markets were particularly volatile, though the steady gains of the euro versus the United States dollar helped the performance of the fund's European holdings. European and U.S. stock markets began to rally in April, once the United States took military action, and performance continued to improve as the war came to a quick conclusion.

Asian markets were generally stronger than other regions until March. The robust economy of China buoyed neighboring markets in which the fund invests, including Hong Kong and Singapore. This trend reversed in March when the SARS epidemic began to affect business activity and investor sentiment. In addition, South Korea experienced market weakness because of menacing statements made by North Korea. For much of the period, the fund deemphasized most developed countries, including the United States, continental Europe, and Japan while favoring the developing markets of Asia and Latin America. On the whole, this was beneficial to performance, particularly the underweight position in Japan.

In terms of sectors, the fund had a substantial position in bank and financial services company stocks. Management considered these stocks attractively valued and safe from the credit risk the markets feared. These holdings performed well over the period. Management reduced the fund's exposure to technology stocks during the period. At the same time, they maintained exposure to the pharmaceuticals industry, where valuations seemed attractive.

Anticipating that continuing weakness in developed economies and in the U.S. dollar will limit stock price advances, management has positioned the fund somewhat defensively, seeking to manage volatility while remaining flexible to take advantage of opportunities as they arise.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio of large and midsize companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $7.90
Class IB                                                   $7.85
June 30, 2003
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

*Formerly Putnam VT Global Growth Fund. The fund strategy has not changed.



Putnam VT Growth and Income Fund

In a volatile period when investors based their decisions largely on macroeconomic and geopolitical factors rather than on business fundamentals, Putnam VT Growth and Income Fund provided respectable performance. Individual market sectors delivered widely divergent returns, although the fund does not generally make large sector-specific bets, and did not benefit particularly from these trends. Slight overweight positions (relative to the benchmark index) in consumer staples and health care detracted somewhat from performance. Overall, both growth and the value stocks in which the fund invests advanced during the period. For the six months ended June 30, 2003, the fund's class IA shares posted a total return of 11.59% at net asset value.

The fund retained its focus on high-quality stocks of large, well-established companies that management believes are undervalued. During the prolonged bear market, many attractive stocks came into the value universe, providing new opportunities for management to upgrade portfolio quality. Management believes that these opportunities have enabled the portfolio to capture the potential for future returns without incurring additional risk. The portfolio is broadly diversified across industry sectors and portfolio turnover has stayed low. Management continues to focus on companies that they believe can create long-term shareholder value.

Over the period, management found a number of opportunities among insurance companies. Valuations in this sector had become increasingly attractive as stock prices weakened. As a group, insurers were beginning to benefit from higher premium pricing and earnings growth. The fund also benefited as several utilities stocks in the portfolio rebounded sharply, reversing a recent trend of underperformance in the sector.

Management reduced exposure to the technology sector, taking profits on stocks that had performed well in recent months. The fund also took profits on and reduced exposure to the energy and consumer staples sectors. Management marginally increased portfolio exposure to cyclical, or economically sensitive stocks.

Management believes that an improving credit environment, strengthening corporate profitability, and low short-term interest rates and inflation all support continued equity performance going forward. With its diversified portfolio of value-oriented stocks, management believes the fund is positioned to benefit as the market continues to recover.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Primarily value-oriented common stocks of large companies across an array of industries
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $20.44
Class IB                                                   $20.35
June 30, 2003
-------------------------------------------------------------------------



Putnam VT Growth Opportunities Fund

Over the past six months, fears of a double-dip recession, job loss concerns, declining consumer spending, the war with Iraq, and sluggish prospects for business profits all took their toll on the stock market. Fortunately, the market began a rally in April that continued through the end of the year. Putnam VT Growth Opportunities Fund's performance reflects this changing environment. For the six months ended June 30, 2003, its class IA shares tallied a total return of 10.93% at net asset value.

Geopolitical uncertainty surrounding the war in Iraq, along with concerns about the direction of the U.S. economy, kept many investors on the sidelines during the early months of the period. Once the military situation in Iraq moved toward resolution and first quarter corporate earnings reports showed signs of a positive trend, the stock market began to climb.

The fund's positioning served it well for much of the period. Performance benefited particularly from stock selection and large concentrations in the technology and health care sectors. Early in the period, rising profit rates, particularly in the biotech and generic pharmaceutical sectors, helped boost health care returns. Later on, it was what the fund didn't own in health care that made the difference. Not owning two major pharmaceutical companies that performed quite poorly in May helped relative returns considerably. For technology, stock selection was the key. Toward the end of the period, increased corporate and individual technology spending renewed investor interest in a possible return to the technology spending cycle and sector performance improved more broadly.

Financial holdings also made strong contributions to fund performance. Here, too, not owning a particular stock, in this case a large bank, helped performance, as did strong stock selection among credit card companies. After strengthening returns earlier in the period, the fund's positioning in consumer staples and consumer cyclicals sectors detracted from returns in May. Management continues to have a positive long-term viewpoint on the home products stocks and believes they will return to better performance in the months ahead.

Looking forward, management believes that the combination of low interest rates and an improving economic environment should be constructive for stock market performance. They also believe the fund's emphasis on health care, technology, and consumer cyclicals should position it to benefit from anticipated opportunities.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $4.16
Class IB                                                   $4.13
June 30, 2003
-------------------------------------------------------------------------
The fund concentrates its assets in fewer stocks, which can affect your fund's performance.



Putnam VT Health Sciences Fund

During the past six months, early equity market declines gave way to gradual recovery from the bear market of the past two and one half years. The health care sector performed well, although as a more defensive, non-cyclical sector, it was not a market leader. Performance of the fund reflects this turnaround, and the fund's strategy of uncovering value to build a diversified portfolio was a key factor in improving returns. For the six months ended June 30, 2003, the fund's class IA shares delivered a total return of 12.13% at net asset value.

Challenging market conditions characterized the early months of the period, as fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish business profits all negatively influenced stock market performance. Starting in mid-April, however, the market began to climb. Military operations in Iraq moved toward a resolution, and a series of first-quarter corporate earnings announcements exceeded expectations. The federal government also passed a tax bill intended to stimulate the economy, while the Federal Reserve Board retained its accommodative monetary stance with another cut in short-term interest rates.

The fund enjoyed its strongest performance from holdings in the biotechnology sector. This sector rallied strongly over the period as the market rewarded high growth stocks. Favorable clinical data on a new cancer drug from one of the sector's major players set a positive tone for the entire sector. HMO and managed care holdings also contributed positively to returns over the period. Many of these companies have been raising prices 10-20% per year, increasing profit margins and growing at much higher rates than other areas of the health care universe and the overall market. The pharmaceutical sector, on the other hand, performed poorly, including the fund's holdings, largely due to Medicare and Medicaid reform controversies. Hospital holdings also underperformed as significant problems with the world's second largest hospital company tainted the entire sector.

Management believes that valuations on many large-cap and specialty pharmaceutical stocks with solid long-term business prospects have become compellingly attractive, and management has been adding selectively to the portfolio's holdings. The fund also took profits on some managed care stocks and lowered the portfolio's overall weighting in this sector. Conversely, the fund's weighting in biotechnology stocks remains high since management believes many of these stocks still have substantial growth potential.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.42
Class IB                                                   $10.38
June 30, 2003
-------------------------------------------------------------------------
The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.



Putnam VT High Yield Fund

Over the course of the past six months, Putnam VT High Yield Fund benefited from a period of exceptional strength for high-yield bonds. Careful security selection, efforts to reduce risk by avoiding troubled sectors, and a well-diversified portfolio also contributed to the fund's strong performance. For the six months ended June 30, 2003, the fund's class IA shares provided a total return of 15.71% at net asset value.

In early 2003, investors remained nervous about the prospects of war with Iraq and the strength of the U.S. economy, but their demand for higher income than Treasuries could provide continued to bolster the high-yield market. This positive investor attention continued after the war ended, and the market saw strong inflows of cash throughout the six-month period.

In a period of such strength, management's primary strategic objective was to take advantage of the fundamental and technical momentum of the high-yield market in a risk-controlled manner. Management looked for selective opportunities to increase the yield in the portfolio and was willing to assume incrementally more credit risk to pursue this goal. At the same time, bonds which have appreciated substantially in price, and as a result no longer offer compelling value, were sold. Finally, management looked to reduce exposure to or replace bonds that are currently callable with bonds that offer more call protection.

Call risk became a significant factor over the past six months as issuers sought to take advantage of declining yields by refinancing their debt at lower rates. To accomplish this, an issuer will "call"-- or redeem -- the bond on a specified date. When the bond is called, the bondholder (in this case, the fund) no longer receives the interest income and is left with the challenge of finding new bonds that can replace that income.

Over the period, large holdings in wireless communications, utilities and broadcasting were top performers. Oil, gas, and aerospace holdings also contributed to returns. Underperforming holdings came from the basic materials and health care sectors.

While management expects some short-term fluctuations, they believe the high-yield market is poised for solid performance over the next several years. With its diverse portfolio and focus on risk reduction, management believes that the fund appears well equipped to benefit.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income
-------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $7.28
Class IB                                                   $7.25
June 30, 2003
-------------------------------------------------------------------------
Lower rated bonds may offer higher yields in return for more risk.



Putnam VT Income Fund

U.S. bond markets performed well during the past six months, benefiting from uncertainty surrounding the war in Iraq and generally slow economic growth with low inflation, among other factors. In this positive environment, higher-yielding bonds significantly outperformed Treasury bonds, as investors became more willing to take on risk to attain higher yields. With solid allocations to corporate bonds and mortgage-backed securities, Putnam VT Income Fund performed well. For the six months ended June 30, 2003, the fund's class IA shares provided a total return of 4.53% at net asset value.

The U.S. bond market has now delivered three consecutive years of strong returns, a trend that continued through the past six months. As Treasury and money market yields fell to extremely low levels and reduced corporate debt levels foreshadowed the possibility of further improvements in credit quality, investors looked for securities with greater return potential. As a result, higher-yielding investments including corporate investment-grade bonds, high-yield bonds, and mortgage-backed securities became more popular. Treasuries, whose yields fell to 45-year lows by the end of the period, underperformed nearly all other bond sectors.

In general, the fund's strategy of maintaining diversity across a range of generally high-quality U.S. fixed-income sectors and holdings worked well during the period. The portfolio's mortgage-backed securities
(MBSs), asset-backed securities (ABSs), and other government agency sector securities generally performed well because of their high credit quality and attractive yields. Although the ABS sector was generally strong, some of the fund's ABS holdings detracted from performance.

Management had increased BB-rated corporate and investment-grade corporate holdings early in October 2002, based on its belief that these sectors were attractively valued, especially in relation to overvalued, low-yielding Treasuries. Holdings in both sectors made significant contributions to performance. The corporate bond sector benefited from declining default rates, the continuing trend of companies reducing debt and improving their balance sheets, and the overall improvement of credit quality. Toward the end of the period, management noticed that the strong performance of investment-grade corporate bonds was beginning to moderate and reduced holdings in this sector. The BB-rated corporate bond position remains the same, however, since management believes these securities may still offer solid performance potential.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk
-------------------------------------------------------------------------
PORTFOLIO
Investment-grade and high-yield bonds, and U.S. government securities
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $12.89
Class IB                                                   $12.83
June 30, 2003
-------------------------------------------------------------------------
Lower rated bonds may offer higher yields in return for more risk.
Mutual funds that invest in government securities are not guaranteed.



Putnam VT International Equity Fund*

International equity markets experienced a great deal of volatility over the past six months, but advanced overall. During the first quarter, a combination of economic weakness and geopolitical risks associated with the war in Iraq contributed to negative results for many stock markets. Markets generally advanced during the second quarter, as military operations in Iraq moved toward resolution and the economic news became more sanguine. Fund performance benefited from improving market conditions, a portfolio of holdings diversified across sectors and markets, and strong individual stock selection. For the six months ended June 30, 2003, the fund's class IA shares provided a total return of 6.35% at net asset value.

During the first few months of the period, most international markets declined with some European markets experiencing lows last visited during July 2002. Asian markets, including Japan, performed relatively better until March, when the SARS epidemic sent markets lower. Emerging markets outperformed developed markets during the first quarter and then fell behind in the second. In the second half of the period, Europe rebounded sharply, led by financial and telecommunications firms. Asian markets continued to struggle with the effects of the SARS epidemic until June, when they rallied.

Recognizing that generally weak global economic conditions were likely to keep markets volatile, management kept the fund well diversified across sectors and markets. Stock selection favored companies with healthy balance sheets and strong products and services that could generate strong cash flows. This stock emphasis worked well during the first quarter, when defensive stocks performed quite well, but later on, very low-quality companies led the market rally. Fund performance benefited particularly from technology holdings, emphasis on undervalued emerging markets including Mexico, Brazil, and South Korea, and good stock selection among energy and financial stocks. An underweight position in the financial sector and an overweight position in basic materials stocks hurt returns during the market rally.

In the months ahead, volatility is likely to continue in at least some of the world's equity markets. Generally, management believes that as long as central banks continue to infuse liquidity into the markets by cutting interest rates, equities have the potential for solid performance. Management will continue to seek opportunities among companies with long-term growth potential, taking advantage of valuation and currency fluctuations to create a diversified portfolio and to maximize returns.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of large and midsize international companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.65
Class IB                                                   $10.61
June 30, 2003
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility.

*Formerly Putnam VT International Growth Fund. The fund strategy has not changed.



Putnam VT International Growth and Income Fund

Stock markets around the world began to recover during the past few months as military operations in Iraq moved toward a resolution and a series of first-quarter earnings reports from U.S. and other global companies exceeded expectations and boosted investor confidence. The fund's performance reflects this more favorable environment, along with the benefits of management's active diversification strategy and focus on finding the most attractively valued stocks. For the six months ended June 30, 2003, the fund's class IA shares returned 9.96% at net asset value.

Fund performance derived not from a few holdings, but from a variety of stocks in a spectrum of countries and sectors. Indeed, in some cases having a smaller position in a country or sector contributed to fund returns. For example, the portfolio remained underweighted in Japanese equities, especially the technology sector, throughout the past six months. Japan's market performed poorly and its technology companies seemed overwhelmed by competition in Southeast Asia and the United Kingdom. Consequently, the small position boosted relative performance.

Management has positioned the fund fairly defensively throughout the past six months. The portfolio has a large position in health care stocks, particularly among large, global pharmaceutical companies with numerous new drugs in their development pipelines, global distribution, good management and improving cash flow. There is also a large position in the financial services sector, which contributed strong returns over the period. Rebounding from earlier declines, several of the portfolio's European insurance holdings rallied in the period's final months. There are very few holdings in the communication services sector, particularly in Europe, where wireline companies are exhibiting slow growth that could turn negative in coming months due to pricing pressures. Other large positions include consumer staples, health care, and energy, where the fund emphasizes large, global players with strong brand names, good management, and improving cash flow. Unfortunately, the fund's consumer holdings detracted from returns over the period. Country emphases include Switzerland and Korea.

In this improving if somewhat uncertain environment, management is focusing the portfolio on those stocks it believes have the best company-specific fundamental characteristics, are undervalued by the market, and are undergoing positive change.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of under-valued companies located outside the United States
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $9.02
Class IB                                                   $9.00
June 30, 2003
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam VT International New Opportunities Fund

International equity markets were quite volatile over the past six months, but overall, they strengthened considerably. During the first quarter, a combination of economic weakness and geopolitical risks associated with the war in Iraq pushed many stock markets lower. Markets generally advanced during the second quarter, as military operations in Iraq moved toward resolution. The management team of Putnam VT International New Opportunities Fund focused on large and midsize growth companies with superior competitive positions within their industries. These growth-style companies continued to perform well, and the fund's performance benefited accordingly. For the six months ended June 30, 2003, its class IA shares provided a total return of 9.77% at net asset value.

During the period, the fund's largest regional weighting was in Europe, which initially faced weakness in countries with the larger economies, corporate governance issues, and concerns surrounding the situation in Iraq. Lower interest rates and easier monetary conditions fueled growth in smaller peripheral economies including Spain and Ireland. In the second half of the period, European markets recovered sharply, led by the financials and telecommunications sectors. Great Britain had one of the region's healthier economies, a positive for the fund, which had its largest European exposure to this market.

The fund also had significant exposure to Japan and other Asian markets, which performed well early on, then struggled because of the SARS epidemic before rebounding somewhat in June. There was also a relatively large exposure to Canada, which has had a strong economy and offered something of a haven from international instability.

Management has been successful in identifying companies that have responded to the frail global economic conditions of the past couple of years by slashing costs and getting rid of underperforming business units. These companies have strengthened their balance sheets and focused on rewarding shareholders, not just company executives.

As global economies continue to recover, albeit modestly, management will remain focused on identifying growth stocks in a variety of industries and sectors, seeking to position the fund for positive returns in a more favorable environment.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States with strong growth potential
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $9.17
Class IB                                                   $9.15
June 30, 2003
-------------------------------------------------------------------------
International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Investors Fund

The past six months witnessed great change in equity markets as early declines gave way to a sharp recovery from the bear market of the past two and one half years. Putnam VT Investors Fund reflects this turnaround, and the fund's blended strategy was a key factor in improving returns. For the six months ended June 30, 2002, the fund's class IA shares delivered a total return of 10.46% at net asset value.

Challenging market conditions characterized the early months of the period, and were the most significant factor shaping performance during that time. Fears of further economic weakness, worries about job losses, the war with Iraq, and sluggish prospects for business profits all took their toll on the stock market. Starting in mid-March, however, the market began climbing upward. Military operations in Iraq moved toward a resolution, putting to rest concerns about the economic impact of a long, drawn-out conflict. In addition, a series of first-quarter corporate earnings announcements exceeded expectations and boosted investor confidence.

During a period in which investment trends shifted among sectors and investment styles, the fund's valuation-based blended investment style proved advantageous. Its process favors neither growth- nor value-style stocks. Instead, management focuses on the fundamental strength of each company's business model and what the team considers the longer-term fair value of the company's stock price. Management takes advantage of the effects of shorter-term market sentiment to add or reduce positions in line with valuation targets. With no bias toward growth- or value-oriented stocks, management can take advantage of wide-ranging investment opportunities across the large-cap universe.

Over the period, some the portfolio's strongest performers have been in the technology sector. Currently, the portfolio's largest sector position is financials, where management believes growth rates and profitability are higher than the market is now pricing the stocks. The fund's smallest sector position is in basic materials, such as paper and chemical companies. These stocks have growth rates below the GDP and tend to generate low returns on capital.

Management believes that the economy will continue to recover slowly during the next several months. With its bottom-up approach and focus on individual stock selection, management also believes that the fund should be positioned to take advantage of opportunities as they arise.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation and any increased income that results from this growth
-------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $7.76
Class IB                                                   $7.73
June 30, 2003
-------------------------------------------------------------------------



Putnam VT Mid Cap Value Fund

The market environment for Putnam VT Mid Cap Value Fund during the past six months encompassed two distinctly different quarters. During the first quarter of 2003, equity markets continued to decline as negative investor sentiment peaked just before the war in Iraq began. Investor sentiment changed, however, once it became clear that war was inevitable. During the second quarter of 2003, stocks rallied sharply across investment styles, which we believe may signal that the worst of the bear market is behind investors. From inception on May 1, 2003 though June 30, 2003, the fund's class IA shares provided a total return of 7.60% at net asset value.

Prior to the market hitting its turning point at the end of the first quarter, the management team had sought to position the fund to benefit from a recovery in the technology sector. Technology stocks tended to suffer the most during the declines of the bear market, and management believed a number of quality companies were valued at attractive prices. While the fund's technology holdings did benefit considerably in the second quarter rebound, the stocks that performed the best tended to be stocks the team avoids: stocks with high historical levels of debt, low quality, and low market capitalizations. These types of stocks also tend to fall more into the growth style than the value universe. Despite that fact, smaller cap stocks outperformed large company stocks, which was beneficial to the fund's portfolio.

The fund's financials sector holdings also performed well. Traditionally low growth sectors, like financials, had been considerably undervalued for much of the bear market, in the team's view. During that time, the United States entered a period of historically low interest rates due to the Federal Reserve Board's aggressive monetary easing policy, and financial companies generally benefited. During the past six months, the team has been scaling back some of the fund's financials sector holdings, and taking profits on stocks that are now trading at higher multiples and do not represent as attractive a value. Limited exposure to the utilities sector detracted somewhat from performance. Utilities generally benefited from interest rates declining to 45-year lows and the recent reduction in dividend taxes. However, this sector typically does not lead the market during an improving economy.

Looking ahead, management plans to concentrate on uncovering stocks with strong earnings and cash flows. They anticipate that stocks of these higher-quality companies still stand to benefit further from the market recovery and they will seek to position the portfolio to take advantage of these improving economic conditions.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income
-------------------------------------------------------------------------
PORTFOLIO
Undervalued stocks of mid-sized companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.76
Class IB                                                   $10.76
June 30, 2003
-------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Money Market Fund

Money market funds continued to enjoy tremendous popularity during the past six months as investors sought financial refuge from widespread uncertainty at home and abroad. For Putnam VT Money Market Fund, which invests solely in the highest quality money-market-eligible securities, a conservative strategy has continued to provide the desired stability. For the six months ended June 30, 2003, the fund's class IA shares posted a total return of 0.43% at net asset value.

In addition to favorable market conditions, management actively managed the fund's portfolio to promote strong performance. For example, management extended the fund's weighted average days to maturity, while keeping a portion of the portfolio flexible to capture any short-term upticks in interest rates. They believe this approach has maximized the fund's income potential in the current flat-to-declining interest rate environment. Diversification has also been an important contributor to performance. With its exposure to issuers across many sectors, different security types and various income structures, management believes the fund's portfolio composition protects its share value while capturing the highest level of income that is consistent with a commitment to quality.

Despite the challenge presented by interest rates hovering near a forty-five year low along with a flat yield curve in the one- to six-month maturity range, management's efforts to maintain the fund's positive yield have been relatively successful. In December 2002, with mixed signals about the strength of the U.S. economy and no clear direction for interest rates or the war with Iraq, management believed the best course would be to minimize risk. To that end, they focused on a blended strategy of buying U.S. government agency notes and repurchase agreements with maturities out to one year and shorter-maturity money market instruments in both U.S. and foreign issuers. While the portfolio's percentage of holdings held across all sectors of the money market changed somewhat, the most dramatic shift in assets occurred in the government/agency sector, which more than doubled over the semiannual period.

While investor refocusing may result in some redeployment of assets, management believes that investing in money market securities that help preserve principal value across all market conditions remains a wise course for any well-diversified portfolio.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality short-term fixed-income securities
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $1.00
Class IB                                                   $1.00
June 30, 2003
-------------------------------------------------------------------------
Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.



Putnam VT New Opportunities Fund

The past six months have resembled a tale of two stock markets, with the first three months continuing the bear market of the past two and one half years, and the last three months evidencing a sharp rebound. Fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits combined to keep many investors sidelined through March. Then in April, more favorable developments spurred a rally that continued through the end of the period. Putnam VT New Opportunities Fund's performance reflects this changing environment. For the six months ended June 30, 2003, its class IA shares posted a total return of 15.32% at net asset value.

Many of the uncertainties that dragged down stock market performance in the first few months of the period began to resolve themselves by the end of March. Investor optimism grew as the war in Iraq ended sooner than expected and numerous corporations released higher-than-anticipated earnings for the first quarter of 2003. There were also fewer earnings disappointments; consequently, general buoyancy took hold that moved the stock market higher.

Lower-quality stocks and small-cap stocks led the market rally. With high-quality holdings in small-, mid-, and large-cap stocks, the fund shared in the gains but did not keep pace with the market's top performers. For some time now, management has sought to position the fund to benefit from economic recovery with larger weightings in the cyclical sectors that typically outperform in this environment.

The fund has substantial exposure to the technology sector, emphasizing semiconductor manufacturers, semiconductor capital equipment makers, storage, security, and software firms. It also has a solid position in the energy sector and is looking to increase holdings in industrials, capital goods, and basic materials stocks. However, stocks that meet management's growth criteria are difficult to find. Management considers health care a favorable long-term investment sector, given the aging population. In this sector, the portfolio is well diversified among biotechnology, medical technology, and services stocks.

Management continues to identify companies with the strongest growth prospects in all areas of the economy. They believe that with this growth potential and the portfolio's broad diversification, the fund can continue to benefit from an improving economy and the expected strength of growth stocks in the months ahead.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with strong long-term growth potential
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $13.40
Class IB                                                   $13.26
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam VT New Value Fund

Performance for Putnam VT New Value Fund has solidly improved over the past six months. Many uncertainties including the war in Iraq, a spike in oil prices, and volatility in financial markets that had driven down performance have begun to resolve themselves. Consequently, returns for the fund and the stock market as a whole have improved. For the six months ended June 30, 2003, the fund's class IA shares posted a total return of 11.92% at net asset value.

Rather than the string of corporate scandals reported in 2002, 2003 brought more signs of stability and the possibility of an upswing in the U.S. economy. Companies also began reporting more favorable profit pictures, along with more positive assessments of prospects going forward. At the same time, the Federal Reserve Board continued its monetary stimulus measures by lowering short-term interest rates again in June. President Bush provided additional support for the financial markets with his tax-cut package and dividend tax reduction proposal. The stock market responded to this positive environment with growing strength.

In keeping with its investment philosophy of seeking out undervalued large company stocks with strong capital appreciation potential over the long term, management has sought to position the fund to benefit from strengthening economic growth and the current stock market recovery. While this positioning produced disappointing returns in the first half of the period, it had proved more rewarding by the period's close.

Management did not make any large sector bets during the past six months, finding value instead among various stocks in a wide range of industries. Nonetheless, the fund enjoyed significant performance from stocks in two particular industries: credit card issuers and drug distributors. Stock prices on credit card companies had been beaten down last year amid fears of the slowing economy and unfavorable consumer credit trends. Drug distributor stock prices had become depressed amid controversial evidence of dropping prescription drug volumes. In both sectors, management purchased very attractively priced stocks that subsequently delivered strong performance. Utility and technology holdings also contributed positive returns over the period, while a few consumer staples and conglomerates holdings were a drag on performance.

In the management team's opinion, the stock market appears on track to continue to repair the damage of a two and one half year bear market. While volatility can always be expected, management believes that the fund's diversified portfolio of attractively valued stocks has the potential for improving performance over the remainder of the fiscal year.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Undervalued common stocks of large and midsize companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $12.08
Class IB                                                   $12.04
June 30, 2003
-------------------------------------------------------------------------



Putnam VT OTC & Emerging Growth Fund

The recent six-month period began on a much more challenging note than it ended, as fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits all contributed to the stock market's declines. Fortunately, more favorable developments occurred as the period progressed, and the market began a rally in April that continued through the end of June. For the six months ended June 30, 2003, Putnam VT OTC & Emerging Growth fund's IA shares tallied a total return of 17.36% at net asset value.

Geopolitical uncertainty surrounding the war in Iraq, along with concerns about the direction of the U.S. economy, kept many investors on the sidelines during the early months of the period. Once the military situation in Iraq moved toward resolution and first-quarter corporate earnings reports were more positive, the stock market began to climb. In addition, the federal government passed a tax relief bill while the Federal Reserve lowered short-term interest rates again and retained an accommodative stance. The stock market began to anticipate that these measures would have a beneficial effect on capital spending in the latter half of this year and into 2004, and since many other investments are paying such low rates of return, investor confidence grew along with demand for stocks.

For some time now, management has sought to position the fund to benefit from a cyclical recovery in the United States economy. The portfolio is broadly diversified among sectors, relying not on large sector bets, but individual stock research and analysis to select holdings. During the recent period, management found a large number of growth opportunities in the technology, consumer cyclicals, and health care sectors. While holdings in these sectors contributed a large proportion of returns over the period, performance also benefited from returns among energy, transportation, and biotechnology holdings.

The team believes that with its broadly diversified portfolio of growth stocks, the fund is positioned to benefit from a growing economy. Many businesses have already cut expenses to the bone and have been operating at very lean levels for some time. Management believes these companies are now poised to accelerate capital spending, which is exactly what analysts believe is needed to continue the economic recovery begun over the past few months.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small and mid-sized emerging growth companies. It may include stocks traded in the over-the-counter market
(OTC) and stocks of emerging growth companies listed on securities exchanges.
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $4.80
Class IB                                                   $4.75
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Research Fund

Market conditions shifted considerably during the six months ended June 30, 2003. The turning point for both the market and the fund came in April as uncertainty surrounding the conflict in Iraq turned to optimism regarding the potential for economic rebound. After underperforming the market in the first quarter due to weak performance from industrial sector holdings, the fund recovered in the second quarter. For the entire period, the fund's class IA shares delivered a total return of 10.32% at net asset value.

Geopolitical uncertainty surrounding the war in Iraq, along with concerns about the direction of the U.S. economy, kept many investors on the sidelines during the early months of the period. Once the military situation in Iraq moved toward resolution and first quarter corporate earnings reports showed signs of a positive trend, the stock market began to climb. In addition, the federal government passed a tax relief bill while the Federal Reserve lowered short-term interest rates again and retained an accommodative stance. The stock market began to anticipate that these measures would have a beneficial effect on capital spending in the latter half of this year and into 2004, and investor confidence grew along with demand for stocks.

The fund's portfolio contains stocks recommended by Putnam's equity analysts. The Research team then balances these choices seeking to keep the resulting portfolio is style- and sector-neutral. Early in the period, fund performance lagged due to poor returns from holdings in the industrials sector and secondarily, from holdings in the financial sector. Among industrials, the portfolio had a large position in an underperforming conglomerate. Among financials, mortgage agency exposure was a damper on performance, although the fund did tally strong returns from several bank stocks.

Health care and utilities stocks were among the fund's top performers. Within the health care sector, the portfolio tallied strong returns from holdings in equipment distributors and large pharmaceutical companies. Among utilities stocks, electric utilities delivered the best performance.

Management remains optimistic for the long-term performance potential of the portfolio and will continue to rely upon the disciplined investment process that has guided the fund thus far.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of large, U.S.-based companies, including growth and value stocks
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $9.33
Class IB                                                   $9.30
June 30, 2003
-------------------------------------------------------------------------



Putnam VT Small Cap Value Fund

The past six months have seen significant improvement in the performance of Putnam VT Small Cap Value Fund. Many uncertainties, including the war in Iraq, a spike in oil prices, and volatility in financial markets, which had all contributed to declines in the fund's performance, showed signs of resolution. Consequently, returns for the fund and the stock market as a whole have improved. For the six months ended June 30, 2003, the fund's class IA shares posted a total return of 17.71% at net asset value.

In contrast to the string of negative corporate earnings reports of 2002, 2003 thus far has brought more upside earnings surprises and clearer indications of an upswing in the economy. Companies began reporting more favorable earnings and profit pictures, along with more positive assessments of prospects going forward. At the same time, the Federal Reserve Board continued its monetary stimulus measures by lowering short-term interest rates again in June. President Bush provided additional support for the financial markets with his tax-cut package and dividend tax reduction proposal. It all added up to a more positive environment for equities, and the stock market responded with growing strength.

Consequently, the fund's economically-sensitive portfolio has provided strong returns in recent months. Management always evaluates potential holdings on an individual basis and does not seek to emphasize particular sectors. Nonetheless, opportunities may often cluster within sectors. In positioning the fund to benefit from economic growth, management has found numerous opportunities in the technology, health care, and energy sectors. Within technology, the portfolio's largest holdings are in the photography and imaging areas. In health care, management believes that medical products and pharmaceuticals stand out. And in energy, natural gas stocks have been particularly attractive for three reasons: production levels are growing only slightly in the United States, keeping supply down; natural gas is very expensive to transport; and inventory levels are very low.

The financial sector also contributed to performance. Although a difficult lending environment and general market negativity put pressure on financial stocks, management's research led them to maintain and add to a key position, with rewarding results.

With its diversified portfolio of undervalued, economically sensitive small-cap stocks, the management team believes the fund is positioned to benefit from continued improvement in the market.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies with potential for capital growth
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $14.30
Class IB                                                   $14.24
June 30, 2003
-------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Utilities Growth and Income Fund

Utility stock performance improved significantly over the past six months, as the harsh financial climate in the gas and power sector eased and the overall market rallied following the end of the war in Iraq. Lower-quality, financially stressed companies were the greatest beneficiaries of the market rally. Since this portfolio emphasizes stocks of companies with higher-quality balance sheets, the fund did not share in the outperformance of lower-quality utility stocks. However, management's emphasis on recovering California-based regulated utilities was among the strategies that helped boost performance. For the six months ended June 30, 2003, the fund's class IA shares delivered a total return of 14.07% at net asset value.

The improving market for utility stocks dates back to October, when ratings agencies markedly slowed their downward readjustment of utilities' bond ratings. At the same time, banks relented in loan negotiations with several high-profile utility debtors. High gas prices also helped improve the profitability of unregulated utilities using relatively stable coal and nuclear fuel to generate power.

Late in the period, management increased the fund's allocation to equities from just over 80% to over 90%. Confidence in the economic environment was improving and the prolonged bond price appreciation appeared to be losing steam as interest rates dipped below 45-year lows. The fund's bond holdings contributed positively to performance throughout the period in an environment of declining interest rates and more favorable perception of utilities.

Within equities, management continues to allocate about 70% to gas, power, and water, and 30% to telecommunications including regional Bells. Overall, the fund is maintaining a slight emphasis on stocks of companies with higher balance sheet quality. Where research suggests that the market has over-discounted potential negatives in a stock, the portfolio may own stocks that are currently out of favor.

The telecommunications sector continues to suffer from global overcapacity. Lower-quality telecommunications company stocks rallied at the start and close of the period, which hurt the fund's relative performance since the portfolio's allocation favored larger well-established companies.

Recent stock market performance has been encouraging, and despite mixed signals for the economy overall, the utilities sector appears poised for continuing financial recovery. Management believes regulated utilities should fare relatively well and the regulatory climate may improve.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by utility companies
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $10.43
Class IB                                                   $10.40
June 30, 2003
-------------------------------------------------------------------------
The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.



Putnam VT Vista Fund

After approximately three bear market years, the stock market again entered positive performance territory over the past six months. The change came in April, as more sanguine geopolitical and economic developments encouraged investors to get back into stocks. Putnam VT Vista Fund's performance also improved over the period. For the six months ended June 30, 2003, its class IA shares delivered a total return of 15.26% at net asset value.

Investor optimism grew as the war in Iraq ended sooner than expected and numerous corporations released higher-than-anticipated earnings for the first quarter of 2003. There were also fewer earnings disappointments. The market began to anticipate even better earnings and economic news ahead, and the rally was born. Thus far, small-cap and lower-quality stocks have led the market climb. With its portfolio of mid-cap and higher-quality stocks, the fund has shared in the market's gains but has not kept pace with the top performers. Within the mid-cap universe, the fund has been underweighted in some of the smaller companies, and this hindered returns over the period. Performance also lagged somewhat because the portfolio did not own some of the market's top performing technology, telecommunications, and consumer stocks. The portfolio is widely diversified among sectors and holdings, focusing on what management considers attractively priced stocks from companies with a longer-term, sustainable competitive advantage. Management relies on a combination of quantitative and fundamental analysis to evaluate potential holdings for the portfolio, concentrating on long-term performance rather than short-term gains.

During the recent period, the fund garnered strong performance from holdings in the consumer cyclicals, consumer staples, and financial sectors. Within the consumer sectors, restaurants and food and beverage companies contributed solid returns. Among financial firms, credit card companies, and market-sensitive stocks from investment management and consulting firms provided top returns. Health care holdings were another source of solid performance. Pharmacy benefit managers, which help companies and HMOs manage the pharmaceutical benefits they provide, were among the portfolio's top performers. Holdings in energy and industrials sectors also contributed to performance over the period.

With its diversified portfolio and focus on companies with long-term strengths, management believes the fund is positioned to benefit from modest economic growth and the expected solid performance of growth stocks in the months ahead.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $9.14
Class IB                                                   $9.06
June 30, 2003
-------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.



Putnam VT Voyager Fund

Fears of a double-dip recession, worries about job losses, declining consumer spending, the war with Iraq, and sluggish prospects for business profits all had their impact on the stock market over the past six months. In April, the picture brightened as the market began to rebound, continuing to rally through the end of the period. After declining early on, fund performance also emerged into positive territory. For the six months ended June 30, 2003, the fund's IA shares tallied a total return of 11.06% at net asset value.

Many of the uncertainties that dragged down stock market performance in the first few months of the period began to resolve themselves by the end of March. Investor optimism grew as the war in Iraq ended sooner than expected and numerous corporations released higher-than-anticipated earnings for the first quarter of 2003. There were also fewer earnings disappointments; consequently, general buoyancy took hold and drove the stock market higher. At the close of May, the Dow Jones Industrial Average marked its third straight monthly gain for the first time since 2001, and all major market indexes were in solid positive territory for the year. The good news continued into June.

The fund invests in larger, high-quality companies with strong growth prospects that are currently undervalued. While lower-quality and smaller capitalization companies have led the recent market upswing thus far, many analysts believe this trend will soon reverse itself and that higher-quality company stocks will begin to deliver stronger performance. Management continues to position the fund neither aggressively nor defensively but rather as an "all weather" growth fund capable of providing solid returns when growth is outperforming value while having enough of a defensive component to protect it when growth stocks are experiencing difficult times.

During the recent period, the portfolio contained large positions in health care, financials, and consumer discretionary stocks. It was underweight (relative to its benchmark, the Russell 1000 Growth Index) in consumer staples and industrial stocks. As the market rallied, the fund's health care position helped returns while consumer discretionary stocks contributed negatively. As always, sector weightings are a result of management's bottom-up stock analysis and selection process rather than a specific decision to emphasize certain sectors over others.

Management believes the fund is positioned to benefit from modest economic growth and from the expected outperformance of growth stocks in the months ahead.

-------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-------------------------------------------------------------------------
PORTFOLIO
Stocks of large and midsize companies with growth potential
-------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                   $23.16
Class IB                                                   $23.06
June 30, 2003
-------------------------------------------------------------------------



Putnam Fund Management Teams


American Government Income
Core Fixed-Income Team
Portfolio Leader: Kevin M. Cronin
Portfolio Member: Rob A. Bloemker

Capital Appreciation
US Small- and Mid-Cap Core Teams
Portfolio Leader: Michael E. Nance
Portfolio Members: Joseph P. Joseph, James Yu

Capital Opportunities
US Core and US Small- and Mid-Cap Core Teams
Portfolio Leader: Joseph P. Joseph
Portfolio Members: Tinh Bui, Gerald Moore

Discovery Growth
Specialty Growth and Large-Cap Growth Teams
Portfolio Leader: Roland W. Gillis
Portfolio Members: Daniel L. Miller, David J. Santos

Diversified Income Trust
Core Fixed-Income and Core Fixed-Income High-Yield Teams
Portfolio Leader: D. William Kohli
Portfolio Members: David Waldman, Stephen Peacher

Equity Income
Large-Cap Value and Core Fixed-Income Teams
Portfolio Leader: Bart Geer
Portfolio Members: Jeanne Mockard, James M. Prusko

The George Putnam Fund of Boston
Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams Portfolio Leader: Jeanne L. Mockard
Portfolio Members: Jeffrey L. Knight, James M. Prusko

Global Asset Allocation
Global Asset Allocation Team
Portfolio Leader: Jeffrey L. Knight
Portfolio Members: Robert J. Kea, Robert J Schoen, J. Graham Spiers

Global Equity
Global Core Team
Portfolio Leader: Paul C. Warren
Portfolio Members: Mark A. Bogar, Geirulv Lode, Shigeki Makino, Stephen
S. Oler

Growth and Income
Large-Cap Value Team
Portfolio Leader: Hugh H. Mullin
Portfolio Members: David L. King, Christopher G. Miller

Growth Opportunities
Large-Cap Growth Team
Portfolio Leader: Brian O'Toole
Portfolio Members: Tony Elavia, Walt Pearson, David J. Santos

Health Sciences
Health Sciences Team
Portfolio Leader: Terrence W. Norchi
Portfolio Members: Cole Lannum, Bobe Simon

High Yield Trust
Core Fixed Income High Yield Team
Portfolio Leader: Stephen C. Peacher
Portfolio Members: Norman P. Boucher, Paul D. Scanlon, Rosemary H.
Thomsen

Income
Core Fixed Income Team
Portfolio Leader: Kevin M. Cronin
Portfolio Members: Rob A. Bloemker, James M. Prusko

International Equity
International Core Team
Portfolio Leader: Omid Kamshad
Portfolio Members: Joshua L. Byrne, Simon Davis, Stephen S. Oler,
George W. Stairs

International Growth and Income
International Value Team
Portfolio Leader: George W. Stairs
Portfolio Member: Pamela R. Holding

International New Opportunities
International Growth Team
Portfolio Leader: Stephen P. Dexter
Portfolio Members: Peter Hadden, Denise Selden

Investors
U.S. Core Team
Portfolio Leader: Paul C. Warren
Portfolio Members: Richard P. Cervone, Paul E. Marrkand, James C. Wiess,
James Yu

Mid Cap Value
Small- and Mid-Cap Value Team
Portfolio Leader: Thomas Hoey
Portfolio Member: Edward T. Shadek, Jr.

Money Market
Core Fixed-Income Money-Market Team
Portfolio Leader: Joanne M. Driscoll
Portfolio Member: James M. Prusko

New Opportunities
Specialty Growth and Large-Cap Growth Teams
Portfolio Leader: Daniel L. Miller
Portfolio Members: Kenneth J. Doerr, Brian O'Toole

New Value
Large-Cap Value Team
Portfolio Leader: David L. King
Portfolio Member: Michael J. Abata

OTC & Emerging Growth
Specialty Growth Team
Portfolio Leader: Roland W. Gillis
Portfolio Member: Daniel L. Miller

Research
Global Equity Research Team

Small Cap Value
Small- and Mid- Cap Value Team
Portfolio Leader: Edward T. Shadek, Jr.
Portfolio Member: Eric Harthun

Utilities Growth and Income
Utilities Team
Portfolio Leader: Michael R. Yogg
Portfolio Members: Stephen Balter, James M. Prusko

Vista
Mid-Cap Growth Team
Portfolio Leader: Eric M. Wetlaufer
Portfolio Members: Kevin Divney, Kenneth J. Doerr, Paul E. Marrkand,
Justin Scott

Voyager
Large-Cap Growth and Mid-Cap Growth Teams
Portfolio Leader: Brian O'Toole
Portfolio Members: Tony H. Elavia, Walt Pearson, David J. Santos, Eric
M. Wetlaufer




Putnam VT American Government Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (102.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (69.4%)
.........................................................................................................................
                     Federal Farm Credit Bank Adjustable
                     Rate Mortgages
.........................................................................................................................
       $10,000,000     5 3/4s, January 18, 2011                                                              $11,462,090
.........................................................................................................................
         5,000,000     2 3/8s, October 1, 2004                                                                 5,073,120
.........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
.........................................................................................................................
         1,876,100     7 1/2s, with due dates from
                       January 1, 2030 to July 1, 2031                                                         1,993,907
.........................................................................................................................
           257,174     7 1/2s, with due dates from
                       October 1, 2014 to October 1, 2015                                                        274,434
.........................................................................................................................
        18,524,467     7s, with due dates from
                       November 1, 2026 to July 1, 2032                                                       19,427,841
.........................................................................................................................
         5,744,000     4 1/2s, TBA, August 1, 2018                                                             5,842,728
.........................................................................................................................
        32,301,000     4 1/2s, TBA, July 1, 2018                                                              32,967,208
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
         3,708,793     7 1/2s, with due dates from
                       August 1, 2029 to June 1, 2032                                                          3,940,834
.........................................................................................................................
         4,444,830     7 1/2s, with due dates from
                       March 1, 2015 to September 1, 2016                                                      4,758,309
.........................................................................................................................
        64,562,000     7s, with due dates from
                       May 1, 2023 to January 1, 2033                                                         68,006,480
.........................................................................................................................
         2,000,000     7s, TBA, June 1, 2033                                                                   2,099,286
.........................................................................................................................
            33,414     6s, December 1, 2032                                                                       34,738
.........................................................................................................................
        19,917,050     5 1/2s, with due dates from
                       October 1, 2017 to February 1, 2018                                                    20,689,942
.........................................................................................................................
        81,212,000     5s, TBA, July 1, 2033                                                                  82,506,348
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
           419,047     7 1/2s, with due dates from
                       June 15, 2030 to March 15, 2032                                                           445,390
.........................................................................................................................
           867,722     7s, with due dates from
                       May 15, 2030 to May 15, 2032                                                              916,531
.........................................................................................................................
           371,700     6 1/2s, with due dates from
                       May 15, 2029 to May 15, 2029                                                              390,784
.........................................................................................................................
        26,000,000     6 1/2s, TBA, July 1, 2033                                                              27,300,000
.........................................................................................................................
           557,490     6s, April 15, 2028                                                                        587,393
.........................................................................................................................
         5,376,000     5 1/2s, TBA, July 1, 2033                                                               5,596,083
.........................................................................................................................
        73,831,000     5s, TBA, July 1, 2033                                                                  75,607,522
------------------------------------------------------------------------------------------------------------------------
                                                                                                             369,920,968
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (9.4%)
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
        11,150,000     7 1/4s, May 15, 2030                                                                   14,694,763
.........................................................................................................................
        14,220,000     7 1/4s, January 15, 2010                                                               17,637,151
.........................................................................................................................
                     Federal Home Loan Bank
.........................................................................................................................
         4,850,000     5.8s, September 2, 2008                                                                 5,578,194
.........................................................................................................................
        11,000,000     5 3/8s, May 15, 2006                                                                   12,092,531
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,002,639
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (24.1%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
         5,010,000     10 5/8s, August 15, 2015                                                                8,311,510
.........................................................................................................................
         1,865,000     8s, November 15, 2021                                                                   2,701,846
.........................................................................................................................
         3,170,000     7 1/2s, November 15, 2016                                                               4,303,151
.........................................................................................................................
        63,296,000     6 1/4s, May 15, 2030                                                                   78,798,583
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
         6,952,000     6 1/2s, February 15, 2010                                                               8,433,916
.........................................................................................................................
        25,675,000     2 5/8s, May 15, 2008                                                                   25,909,695
------------------------------------------------------------------------------------------------------------------------
                                                                                                             128,458,701
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $539,043,465)                                                                    $548,382,308
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (13.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
        $3,333,338     Ser. 02-T18, Class A4, 7 1/2s, 2042                                                    $3,714,703
.........................................................................................................................
         9,704,053     Ser. 02-T16, Class A3, 7 1/2s, 2042                                                    10,814,288
.........................................................................................................................
        18,765,266     Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                    20,912,188
.........................................................................................................................
         1,916,456     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                      2,135,716
.........................................................................................................................
         1,589,778     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                     1,771,663
.........................................................................................................................
         1,701,449     Ser. 02-T4, Class A3, 7 1/2s, 2041                                                      1,896,111
.........................................................................................................................
           674,712     Ser. 02-T6, Class A2, 7 1/2s, 2041                                                        751,906
.........................................................................................................................
           640,300     Ser. 01-T12, Class A2, 7 1/2s, 2041                                                       713,556
.........................................................................................................................
         2,557,440     Ser. 01-T7, Class A1, 7 1/2s, 2041                                                      2,850,035
.........................................................................................................................
           217,939     Ser. 99-T2, Class A1, 7 1/2s, 2039                                                        242,874
.........................................................................................................................
         1,893,491     Ser. 02-T1, Class A3, 7 1/2s, 2031                                                      2,110,124
.........................................................................................................................
           779,933     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        869,165
.........................................................................................................................
           108,862     Ser. 02-W3, Class A5, 7 1/2s, 2028                                                        121,317
.........................................................................................................................
           404,901     Ser. 03-W8, Class 2A, 7s, 2042                                                            445,678
.........................................................................................................................
         8,914,535     Ser. 02-T1, Class A2, 7s, 2031                                                          9,813,037
.........................................................................................................................
         9,534,023     Ser. 332, Class 2, IO (interest only),
                       1.03s, 2033                                                                             1,367,560
.........................................................................................................................
        34,205,531     Ser. 329, Class 2, IO, 1.162s, 2032                                                     5,804,336
.........................................................................................................................
        33,282,000     Ser. 03-W10, Class 3A, IO, 2.287s, 2043                                                 1,414,485
.........................................................................................................................
        27,399,000     Ser. 03-W10, Class 1A, IO, 2.255s, 2043                                                 1,198,706
.........................................................................................................................
        18,609,934     Ser. 03-T2, Class 2, IO, 0.186s, 2042                                                     657,163
.........................................................................................................................
         5,311,252     Ser. 03-W6, Class 51, IO, 0.060s, 2042                                                    106,941
.........................................................................................................................
           662,482   Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
                     Ser. T-42, Class A5, 7 1/2s, 2042                                                           738,276
.........................................................................................................................
         2,213,062   Freddie Mac Ser. 212, IO, 1.425s, 2031                                                      230,297
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $72,262,110)                                                          $70,680,125
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (25.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $55,000,000   Federal National Mortgage, for an
                     effective yield of 0.97%,
                     September 24, 2003                                                                      $54,872,553
.........................................................................................................................
        28,000,000   Federal National Mortgage, for an
                     effective yield of 1.17%, July 2, 2003                                                   27,999,090
.........................................................................................................................
        18,710,000   Interest in $400,000,00 joint repurchase
                     agreement dated June 30, 2003 with
                     Warburg Securities due July 1, 2003
                     with respect to various U.S.
                     Government obligations -- maturity
                     value of $18,710,624 for an effective
                     yield of 1.20%                                                                           18,710,000
.........................................................................................................................
        18,000,000   Interest in $400,000,00 joint repurchase
                     agreement dated June 30, 2003 with
                     Goldman Sachs due July 1, 2003
                     with respect to various U.S.
                     Government obligations -- maturity
                     value of $18,000,600 for an effective
                     yield of 1.20%                                                                           18,000,000
.........................................................................................................................
        18,000,000   Interest in $400,000,00 joint repurchase
                     agreement dated June 30, 2003 with
                     Bank of America due July 1, 2003
                     with respect to various U.S.
                     Government obligations -- maturity
                     value of $18,000,585 for an effective
                     yield of 1.17%                                                                           18,000,000
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $137,581,643)                                                                    $137,581,643
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $748,887,218)                                                                    $756,644,076
------------------------------------------------------------------------------------------------------------------------


TBA Sales Commitments at June 30, 2003 (Unaudited)
(proceeds receivable $145,594,642)
------------------------------------------------------------------------------
                                         Principal                 Settlement
Agency                                      Amount        Date          Value
...............................................................................
FHLMC, 4 1/2s, July 2018                $8,653,399     7/17/03     $8,831,875
...............................................................................
FNMA,  7s, July 2033                    52,612,000     7/14/03     55,407,013
...............................................................................
FNMA, 5s, July 2033                     76,411,000     7/14/03     77,628,839
...............................................................................
GNMA, 5s, July 2033                      3,037,000     7/22/03      3,110,076
------------------------------------------------------------------------------
                                                                 $144,977,803
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Capital Appreciation Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (98.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.1%)
.........................................................................................................................
               472   ADVO, Inc. (NON)                                                                            $20,957
.........................................................................................................................
               210   Valassis Communications, Inc. (NON)                                                           5,401
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,358
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.1%)
.........................................................................................................................
             1,296   Teledyne Technologies, Inc. (NON)                                                            16,978
.........................................................................................................................
               799   United Defense Industries, Inc. (NON)                                                        20,726
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  37,704
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
             3,050   Mesa Air Group, Inc. (NON)                                                                   24,400
------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
.........................................................................................................................
               583   Autoliv, Inc.                                                                                15,788
.........................................................................................................................
             2,526   Visteon Corp.                                                                                17,354
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  33,142
------------------------------------------------------------------------------------------------------------------------
Banking (7.9%)
.........................................................................................................................
             2,150   Brookline Bancorp, Inc.                                                                      30,100
.........................................................................................................................
            20,670   Comerica, Inc.                                                                              961,155
.........................................................................................................................
               360   Commerce Bancorp, Inc.                                                                       13,356
.........................................................................................................................
               941   Compass Bancshares, Inc.                                                                     32,869
.........................................................................................................................
               716   New York Community Bancorp, Inc.                                                             20,828
.........................................................................................................................
             4,579   Sovereign Bancorp, Inc.                                                                      71,661
.........................................................................................................................
            58,460   U.S. Bancorp                                                                              1,432,270
.........................................................................................................................
               570   W Holding Co., Inc.                                                                           9,644
.........................................................................................................................
               410   Webster Financial Corp.                                                                      15,498
.........................................................................................................................
               479   Westamerica Bancorp.                                                                         20,635
.........................................................................................................................
               142   Wilmington Trust Corp.                                                                        4,168
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,612,184
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.1%)
.........................................................................................................................
               493   Amylin Pharmaceuticals, Inc. (NON)                                                           10,792
.........................................................................................................................
               680   BioMarin Pharmaceuticals, Inc. (NON)                                                          6,637
.........................................................................................................................
               250   Celgene Corp. (NON)                                                                           7,600
.........................................................................................................................
               340   Medicines Co. (NON)                                                                           6,695
.........................................................................................................................
               480   Telik, Inc. (NON)                                                                             7,714
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  39,438
------------------------------------------------------------------------------------------------------------------------
Broadcasting (4.3%)
.........................................................................................................................
               240   Cox Radio, Inc. Class A (NON)                                                                 5,546
.........................................................................................................................
             1,236   Emmis Communications Corp. Class A (NON)                                                     28,366
.........................................................................................................................
             2,815   Sinclair Broadcast Group, Inc. (NON)                                                         32,682
.........................................................................................................................
            31,030   Viacom, Inc. Class B (NON)                                                                1,354,770
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,421,364
------------------------------------------------------------------------------------------------------------------------
Cable Television (6.1%)
.........................................................................................................................
            41,160   Comcast Corp. Class A (Special) (NON)                                                     1,186,643
.........................................................................................................................
            23,500   Echostar Communications Corp. Class A (NON)                                                 813,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,000,213
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.2%)
.........................................................................................................................
               517   Albemarle Corp.                                                                              14,460
.........................................................................................................................
             1,343   Ferro Corp.                                                                                  30,258
.........................................................................................................................
               610   Lubrizol Corp. (The)                                                                         18,904
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  63,622
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (6.5%)
.........................................................................................................................
               400   Arbitron, Inc. (NON)                                                                         14,280
.........................................................................................................................
             4,570   eBay, Inc. (NON)                                                                            476,103
.........................................................................................................................
             6,300   Iron Mountain, Inc. (NON)                                                                   233,667
.........................................................................................................................
               720   Maximus, Inc. (NON)                                                                          19,894
.........................................................................................................................
               725   ServiceMaster Co. (The)                                                                       7,758
.........................................................................................................................
             1,446   Viad Corp.                                                                                   32,376
.........................................................................................................................
               470   West Corp. (NON)                                                                             12,526
.........................................................................................................................
            40,493   Yahoo!, Inc. (NON)                                                                        1,326,551
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,123,155
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.7%)
.........................................................................................................................
               920   Advanced Fibre Communications (NON)                                                          14,968
.........................................................................................................................
               130   Harris Corp.                                                                                  3,907
.........................................................................................................................
            14,740   QUALCOMM, Inc.                                                                              526,955
.........................................................................................................................
               750   Scientific-Atlanta, Inc.                                                                     17,880
.........................................................................................................................
               170   UTStarcom, Inc. (NON)                                                                         6,047
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 569,757
------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
.........................................................................................................................
               434   Avocent Corp. (NON)                                                                          12,990
.........................................................................................................................
               580   NetScreen Technologies, Inc. (NON)                                                           13,079
.........................................................................................................................
             1,400   RadiSys Corp. (NON)                                                                          18,480
.........................................................................................................................
             1,590   SBS Technologies, Inc. (NON)                                                                 15,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  60,180
------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.6%)
.........................................................................................................................
            39,780   General Electric Co.                                                                      1,140,890
.........................................................................................................................
            36,080   Tyco International, Ltd. (Bermuda)                                                          684,798
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,825,688
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (6.2%)
.........................................................................................................................
            24,420   Capital One Financial Corp.                                                               1,200,976
.........................................................................................................................
            39,220   MBNA Corp.                                                                                  817,345
.........................................................................................................................
             1,750   Providian Financial Corp. (NON)                                                              16,205
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,034,526
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.0%)
.........................................................................................................................
             3,150   Avon Products, Inc.                                                                         195,930
.........................................................................................................................
             6,980   Colgate-Palmolive Co.                                                                       404,491
.........................................................................................................................
             1,164   Dial Corp. (The)                                                                             22,640
.........................................................................................................................
               196   International Flavors & Fragrances, Inc.                                                      6,258
.........................................................................................................................
             1,448   Yankee Candle Co., Inc. (The) (NON)                                                          33,623
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 662,942
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
.........................................................................................................................
               939   Pactiv Corp. (NON)                                                                           18,508
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
.........................................................................................................................
               350   DPL, Inc.                                                                                     5,579
.........................................................................................................................
             1,037   OGE Energy Corp.                                                                             22,161
.........................................................................................................................
             1,195   PNM Resources, Inc.                                                                          31,966
.........................................................................................................................
               830   Puget Energy, Inc.                                                                           19,812
.........................................................................................................................
             2,430   Sierra Pacific Resources (NON)                                                               14,434
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  93,952
------------------------------------------------------------------------------------------------------------------------
Electronics (0.6%)
.........................................................................................................................
             5,390   Agere Systems, Inc. Class A (NON)                                                            12,559
.........................................................................................................................
             1,010   Belden, Inc.                                                                                 16,049
.........................................................................................................................
             1,630   Celestica, Inc. (Canada) (NON)                                                               25,689
.........................................................................................................................
               860   Integrated Circuit Systems, Inc. (NON)                                                       27,030
.........................................................................................................................
               520   Integrated Device Technology, Inc. (NON)                                                      5,746
.........................................................................................................................
               164   Itron, Inc. (NON)                                                                             3,536
.........................................................................................................................
             3,383   Lattice Semiconductor Corp. (NON)                                                            27,842
.........................................................................................................................
               540   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                              18,560
.........................................................................................................................
               870   Storage Technology Corp. (NON)                                                               22,394
.........................................................................................................................
             4,990   Zarlink Semiconductor, Inc. (Canada) (NON)                                                   25,898
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 185,303
------------------------------------------------------------------------------------------------------------------------
Energy (2.1%)
.........................................................................................................................
            28,740   GlobalSantaFe Corp. (Cayman Islands)                                                        670,792
.........................................................................................................................
             1,160   Key Energy Services, Inc. (NON)                                                              12,435
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 683,227
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (--%)
.........................................................................................................................
               610   Insituform Technologies, Inc. Class A (NON)                                                  10,785
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.1%)
.........................................................................................................................
             1,511   Regal Entertainment Group Class A                                                            35,629
------------------------------------------------------------------------------------------------------------------------
Financial (3.8%)
.........................................................................................................................
            18,525   Citigroup, Inc.                                                                             792,870
.........................................................................................................................
             8,110   Freddie Mac                                                                                 411,745
.........................................................................................................................
               900   Friedman Billings Ramsey Group, Inc.
                     Class A                                                                                      12,060
.........................................................................................................................
             1,228   Interactive Data Corp. (NON)                                                                 20,753
.........................................................................................................................
               490   PMI Group, Inc. (The)                                                                        13,152
.........................................................................................................................
               100   Student Loan Corp.                                                                           12,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,263,180
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
               570   Hormel Foods Corp.                                                                           13,509
.........................................................................................................................
               420   Ralcorp Holdings, Inc. (NON)                                                                 10,483
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  23,992
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (--%)
.........................................................................................................................
               320   Smurfit-Stone Container Corp. (NON)                                                           4,170
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.2%)
.........................................................................................................................
               888   Argosy Gaming Co. (NON)                                                                      18,568
.........................................................................................................................
             3,462   Park Place Entertainment Corp. (NON)                                                         31,470
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  50,038
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.5%)
.........................................................................................................................
               380   AMERIGROUP Corp. (NON)                                                                       14,136
.........................................................................................................................
               520   Apria Healthcare Group, Inc. (NON)                                                           12,938
.........................................................................................................................
            22,190   Cardinal Health, Inc.                                                                     1,426,817
.........................................................................................................................
               220   Manor Care, Inc. (NON)                                                                        5,502
.........................................................................................................................
               413   Renal Care Group, Inc. (NON)                                                                 14,542
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,473,935
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
.........................................................................................................................
                90   Hovnanian Enterprises, Inc. Class A (NON)                                                     5,306
.........................................................................................................................
                42   NVR, Inc. (NON)                                                                              17,262
.........................................................................................................................
               200   Ryland Group, Inc.                                                                           13,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  36,448
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.8%)
.........................................................................................................................
             3,890   Whirlpool Corp.                                                                             247,793
------------------------------------------------------------------------------------------------------------------------
Insurance (0.3%)
.........................................................................................................................
             1,038   IPC Holdings, Ltd. (Bermuda)                                                                 34,773
.........................................................................................................................
               500   Landamerica Financial Group, Inc.                                                            23,750
.........................................................................................................................
             1,300   Odyssey Re Holdings Corp.                                                                    27,430
.........................................................................................................................
                50   Stancorp Financial Group                                                                      2,611
.........................................................................................................................
               280   W.R. Berkley Corp.                                                                           14,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 103,320
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.4%)
.........................................................................................................................
             1,536   Federated Investors, Inc.                                                                    42,117
.........................................................................................................................
             1,279   T Rowe Price Group, Inc.                                                                     48,282
.........................................................................................................................
             2,044   Waddell & Reed Financial, Inc.                                                               52,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 142,868
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
             1,817   Brunswick Corp.                                                                              45,461
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.7%)
.........................................................................................................................
            22,680   Marriott International, Inc. Class A                                                        871,366
.........................................................................................................................
             1,029   Orient-Express Hotels, Ltd. Class A
                     (Bermuda) (NON)                                                                              15,178
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 886,544
------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
.........................................................................................................................
               833   Briggs & Stratton Corp.                                                                      42,067
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.2%)
.........................................................................................................................
               588   Actuant Corp. Class A (NON)                                                                  27,824
.........................................................................................................................
               460   Flowserve Corp. (NON)                                                                         9,048
.........................................................................................................................
               230   IDEX Corp.                                                                                    8,335
.........................................................................................................................
               650   Pentair, Inc.                                                                                25,389
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,596
------------------------------------------------------------------------------------------------------------------------
Media (0.7%)
.........................................................................................................................
            18,770   Liberty Media Corp. Class A (NON)                                                           216,981
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.5%)
.........................................................................................................................
               680   American Medical Systems Holdings, Inc. (NON)                                                11,472
.........................................................................................................................
               470   Beckman Coulter, Inc.                                                                        19,101
.........................................................................................................................
               200   Bio-Rad Laboratories, Inc. Class A (NON)                                                     11,070
.........................................................................................................................
               555   C.R. Bard, Inc.                                                                              39,577
.........................................................................................................................
               310   Inamed Corp. (NON)                                                                           16,644
.........................................................................................................................
               512   Mentor Corp.                                                                                  9,923
.........................................................................................................................
               655   Pall Corp.                                                                                   14,738
.........................................................................................................................
             1,246   Sybron Dental Specialties, Inc. (NON)                                                        29,406
.........................................................................................................................
               780   Waters Corp. (NON)                                                                           22,721
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 174,652
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (--%)
.........................................................................................................................
               493   Mueller Industries, Inc. (NON)                                                               13,365
------------------------------------------------------------------------------------------------------------------------
Metals (--%)
.........................................................................................................................
                90   Quanex Corp.                                                                                  2,675
.........................................................................................................................
               735   Steel Dynamics, Inc. (NON)                                                                   10,070
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  12,745
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (--%)
.........................................................................................................................
               370   NICOR, Inc.                                                                                  13,731
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
             1,404   Global Imaging Systems, Inc. (NON)                                                           32,517
.........................................................................................................................
               488   Hon Industries, Inc.                                                                         14,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  47,401
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.0%)
.........................................................................................................................
               590   Cabot Oil & Gas Corp. Class A                                                                16,290
.........................................................................................................................
            16,740   Exxon Mobil Corp.                                                                           601,133
.........................................................................................................................
             1,100   FMC Technologies, Inc. (NON)                                                                 23,155
.........................................................................................................................
               380   Noble Energy, Inc.                                                                           14,364
.........................................................................................................................
               590   Premcor, Inc. (NON)                                                                          12,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 667,657
------------------------------------------------------------------------------------------------------------------------
Other (3.1%)
.........................................................................................................................
            10,303   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                     1,005,882
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.3%)
.........................................................................................................................
             7,930   Allergan, Inc.                                                                              611,403
.........................................................................................................................
                90   Barr Laboratories, Inc. (NON)                                                                 5,895
.........................................................................................................................
            21,350   Johnson & Johnson                                                                         1,103,795
.........................................................................................................................
             1,020   King Pharmaceuticals, Inc. (NON)                                                             15,055
.........................................................................................................................
               250   Medicis Pharmaceutical Corp. Class A                                                         14,175
.........................................................................................................................
            38,074   Pfizer, Inc.                                                                              1,300,227
.........................................................................................................................
               452   Watson Pharmaceuticals, Inc. (NON)                                                           18,247
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,068,797
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
               319   Meredith Corp.                                                                               14,036
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
               675   American Financial Realty Trust (R)                                                          10,064
.........................................................................................................................
               457   Brandywine Realty Trust (R)                                                                  11,251
.........................................................................................................................
               220   CBL & Associates Properties (R)                                                               9,460
.........................................................................................................................
                90   General Growth Properties, Inc. (R)                                                           5,620
.........................................................................................................................
               400   Mills Corp. (R)                                                                              13,420
.........................................................................................................................
               360   Rouse Co. (The) (R)                                                                          13,716
.........................................................................................................................
               699   SL Green Realty Corp. (R)                                                                    24,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  87,919
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
.........................................................................................................................
               780   Lone Star Steakhouse & Saloon, Inc.                                                          16,981
------------------------------------------------------------------------------------------------------------------------
Retail (11.1%)
.........................................................................................................................
               788   AnnTaylor Stores Corp. (NON)                                                                 22,813
.........................................................................................................................
            25,203   AutoZone, Inc. (NON)                                                                      1,914,672
.........................................................................................................................
               926   Barnes & Noble, Inc. (NON)                                                                   21,344
.........................................................................................................................
               300   CSK Auto Corp. (NON)                                                                          4,335
.........................................................................................................................
            27,410   Family Dollar Stores, Inc.                                                                1,045,692
.........................................................................................................................
             1,145   Foot Locker, Inc.                                                                            15,171
.........................................................................................................................
               150   Michaels Stores, Inc.                                                                         5,709
.........................................................................................................................
               720   Movie Gallery, Inc. (NON)                                                                    13,284
.........................................................................................................................
               190   Rent-A-Center, Inc. (NON)                                                                    14,404
.........................................................................................................................
               419   Ross Stores, Inc.                                                                            17,908
.........................................................................................................................
               240   Supervalu, Inc.                                                                               5,117
.........................................................................................................................
            29,540   TJX Cos., Inc. (The)                                                                        556,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,636,983
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.2%)
.........................................................................................................................
               212   Applied Films Corp. (NON)                                                                     5,487
.........................................................................................................................
             1,032   Cognex Corp. (NON)                                                                           23,065
.........................................................................................................................
             2,360   Mykrolis Corp. (NON)                                                                         23,954
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  52,506
------------------------------------------------------------------------------------------------------------------------
Software (9.2%)
.........................................................................................................................
               450   Activision, Inc. (NON)                                                                        5,814
.........................................................................................................................
               620   Amdocs, Ltd. (Guernsey) (NON)                                                                14,880
.........................................................................................................................
            49,860   BMC Software, Inc. (NON)                                                                    814,214
.........................................................................................................................
               520   Hyperion Solutions Corp. (NON)                                                               17,555
.........................................................................................................................
            52,900   Microsoft Corp.                                                                           1,354,758
.........................................................................................................................
             1,267   Network Associates, Inc. (NON)                                                               16,066
.........................................................................................................................
            65,110   Oracle Corp. (NON)                                                                          782,622
.........................................................................................................................
               590   Progress Software Corp. (NON)                                                                12,231
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,018,140
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.2%)
.........................................................................................................................
               160   BARRA, Inc. (NON)                                                                             5,712
.........................................................................................................................
               570   Cognizant Technology Solutions Corp. (NON)                                                   13,885
.........................................................................................................................
               642   Equifax, Inc.                                                                                16,692
.........................................................................................................................
               105   Factset Research Systems, Inc.                                                                4,625
.........................................................................................................................
             1,180   VeriSign, Inc. (NON)                                                                         16,319
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  57,233
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
               290   CenturyTel, Inc.                                                                             10,107
.........................................................................................................................
               420   Cincinnati Bell, Inc. (NON)                                                                   2,814
.........................................................................................................................
             1,290   Citizens Communications Co. (NON)                                                            16,628
.........................................................................................................................
               513   Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                      22,557
.........................................................................................................................
             1,500   Infonet Services Corp. (NON)                                                                  2,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  54,491
------------------------------------------------------------------------------------------------------------------------
Textiles (2.0%)
.........................................................................................................................
               510   Liz Claiborne, Inc.                                                                          17,978
.........................................................................................................................
               220   Mohawk Industries, Inc. (NON)                                                                12,217
.........................................................................................................................
            11,570   Nike, Inc.                                                                                  618,879
.........................................................................................................................
               650   Wolverine World Wide, Inc.                                                                   12,519
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 661,593
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.1%)
.........................................................................................................................
               161   Landstar Systems, Inc. (NON)                                                                 10,119
.........................................................................................................................
             1,106   Pacer International, Inc. (NON)                                                              20,859
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  30,978
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.2%)
.........................................................................................................................
            16,555   Waste Management, Inc.                                                                      398,810
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $28,991,500)                                                                      $32,203,370
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $6,149)
------------------------------------------------------------------------------------------------------------------------
                                                                                         Expiration Date/         Market
Contract Amount                                                                              Strike Price          Value
.........................................................................................................................
            10,884   Providian Financial Corp.
                     (call) (Morgan Stanley &
                     Company, Inc.)                                                            Jan-04/$12         $5,725
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $182,479   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from
                     July 1, 2003 to August 22, 2003. (d)                                                       $182,371
.........................................................................................................................
         1,129,807   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                       1,129,807
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $1,312,178)                                                                        $1,312,178
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $30,309,827)                                                                      $33,521,273
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premium received $13,381)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
        5,135 Comcast Corp. (Call)             Aug 03/$29.27           $7,019
...............................................................................
        4,316 EchostarCommunications
              Corp. (Call)                     Jul 03/$34.93            6,362
------------------------------------------------------------------------------
                                                                      $13,381
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Capital Opportunities Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (90.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.9%)
.........................................................................................................................
               335   ADVO, Inc. (NON)                                                                            $14,874
.........................................................................................................................
               147   Valassis Communications, Inc. (NON)                                                           3,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  18,655
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.3%)
.........................................................................................................................
               886   Teledyne Technologies, Inc. (NON)                                                            11,607
.........................................................................................................................
               576   United Defense Industries, Inc. (NON)                                                        14,941
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,548
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
             2,088   Mesa Air Group, Inc. (NON)                                                                   16,704
------------------------------------------------------------------------------------------------------------------------
Automotive (1.1%)
.........................................................................................................................
               410   Autoliv, Inc.                                                                                11,103
.........................................................................................................................
             1,742   Visteon Corp.                                                                                11,968
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  23,071
------------------------------------------------------------------------------------------------------------------------
Banking (7.2%)
.........................................................................................................................
             1,487   Brookline Bancorp, Inc.                                                                      20,818
.........................................................................................................................
               226   Commerce Bancorp, Inc.                                                                        8,385
.........................................................................................................................
               642   Compass Bancshares, Inc.                                                                     22,425
.........................................................................................................................
               492   New York Community Bancorp, Inc.                                                             14,312
.........................................................................................................................
             3,180   Sovereign Bancorp, Inc.                                                                      49,767
.........................................................................................................................
               391   W Holding Co., Inc.                                                                           6,616
.........................................................................................................................
               288   Webster Financial Corp.                                                                      10,886
.........................................................................................................................
               332   Westamerica Bancorp.                                                                         14,303
.........................................................................................................................
                90   Wilmington Trust Corp.                                                                        2,642
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 150,154
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.3%)
.........................................................................................................................
               332   Amylin Pharmaceuticals, Inc. (NON)                                                            7,267
.........................................................................................................................
               468   BioMarin Pharmaceuticals, Inc. (NON)                                                          4,568
.........................................................................................................................
               172   Celgene Corp. (NON)                                                                           5,229
.........................................................................................................................
               235   Medicines Co. (NON)                                                                           4,627
.........................................................................................................................
               331   Telik, Inc. (NON)                                                                             5,319
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  27,010
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.2%)
.........................................................................................................................
               164   Cox Radio, Inc. Class A (NON)                                                                 3,790
.........................................................................................................................
               860   Emmis Communications Corp. Class A (NON)                                                     19,737
.........................................................................................................................
             1,926   Sinclair Broadcast Group, Inc. (NON)                                                         22,361
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  45,888
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.1%)
.........................................................................................................................
               347   Albemarle Corp.                                                                               9,706
.........................................................................................................................
               916   Ferro Corp.                                                                                  20,637
.........................................................................................................................
               427   Lubrizol Corp. (The)                                                                         13,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  43,576
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.9%)
.........................................................................................................................
               275   Arbitron, Inc. (NON)                                                                          9,818
.........................................................................................................................
               501   Maximus, Inc. (NON)                                                                          13,843
.........................................................................................................................
               503   ServiceMaster Co. (The)                                                                       5,382
.........................................................................................................................
             1,002   Viad Corp.                                                                                   22,435
.........................................................................................................................
               326   West Corp. (NON)                                                                              8,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  60,166
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.4%)
.........................................................................................................................
               634   Advanced Fibre Communications (NON)                                                          10,315
.........................................................................................................................
                92   Harris Corp.                                                                                  2,765
.........................................................................................................................
               519   Scientific-Atlanta, Inc.                                                                     12,373
.........................................................................................................................
               119   UTStarcom, Inc. (NON)                                                                         4,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  29,686
------------------------------------------------------------------------------------------------------------------------
Computers (2.0%)
.........................................................................................................................
               313   Avocent Corp. (NON)                                                                           9,368
.........................................................................................................................
               402   NetScreen Technologies, Inc. (NON)                                                            9,065
.........................................................................................................................
               969   RadiSys Corp. (NON)                                                                          12,791
.........................................................................................................................
             1,098   SBS Technologies, Inc. (NON)                                                                 10,794
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  42,018
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.5%)
.........................................................................................................................
             1,213   Providian Financial Corp. (NON)                                                              11,232
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.1%)
.........................................................................................................................
               803   Dial Corp. (The)                                                                             15,618
.........................................................................................................................
               139   International Flavors & Fragrances, Inc.                                                      4,438
.........................................................................................................................
             1,005   Yankee Candle Co., Inc. (The) (NON)                                                          23,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  43,392
------------------------------------------------------------------------------------------------------------------------
Containers (0.6%)
.........................................................................................................................
               639   Pactiv Corp. (NON)                                                                           12,595
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.1%)
.........................................................................................................................
               242   DPL, Inc.                                                                                     3,857
.........................................................................................................................
               717   OGE Energy Corp.                                                                             15,322
.........................................................................................................................
               835   PNM Resources, Inc.                                                                          22,336
.........................................................................................................................
               592   Puget Energy, Inc.                                                                           14,131
.........................................................................................................................
             1,681   Sierra Pacific Resources (NON)                                                                9,985
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  65,631
------------------------------------------------------------------------------------------------------------------------
Electronics (6.1%)
.........................................................................................................................
             3,770   Agere Systems, Inc. Class A (NON)                                                             8,784
.........................................................................................................................
               707   Belden, Inc.                                                                                 11,234
.........................................................................................................................
             1,137   Celestica, Inc. (Canada) (NON)                                                               17,919
.........................................................................................................................
               600   Integrated Circuit Systems, Inc. (NON)                                                       18,858
.........................................................................................................................
               360   Integrated Device Technology, Inc. (NON)                                                      3,978
.........................................................................................................................
               111   Itron, Inc. (NON)                                                                             2,393
.........................................................................................................................
             2,334   Lattice Semiconductor Corp. (NON)                                                            19,209
.........................................................................................................................
               369   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                              12,683
.........................................................................................................................
               594   Storage Technology Corp. (NON)                                                               15,290
.........................................................................................................................
             3,430   Zarlink Semiconductor, Inc. (Canada) (NON)                                                   17,802
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 128,150
------------------------------------------------------------------------------------------------------------------------
Energy (0.4%)
.........................................................................................................................
               804   Key Energy Services, Inc. (NON)                                                               8,619
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
.........................................................................................................................
               421   Insituform Technologies, Inc. Class A (NON)                                                   7,443
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.2%)
.........................................................................................................................
             1,030   Regal Entertainment Group Class A                                                            24,287
------------------------------------------------------------------------------------------------------------------------
Financial (2.0%)
.........................................................................................................................
               621   Friedman Billings Ramsey Group, Inc.
                     Class A                                                                                       8,321
.........................................................................................................................
               883   Interactive Data Corp. (NON)                                                                 14,923
.........................................................................................................................
               338   PMI Group, Inc. (The)                                                                         9,072
.........................................................................................................................
                69   Student Loan Corp.                                                                            8,694
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  41,010
------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
.........................................................................................................................
               385   Hormel Foods Corp.                                                                            9,125
.........................................................................................................................
               226   Ralcorp Holdings, Inc. (NON)                                                                  5,641
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  14,766
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.1%)
.........................................................................................................................
               221   Smurfit-Stone Container Corp. (NON)                                                           2,880
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.7%)
.........................................................................................................................
               612   Argosy Gaming Co. (NON)                                                                      12,797
.........................................................................................................................
             2,391   Park Place Entertainment Corp. (NON)                                                         21,734
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  34,531
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
.........................................................................................................................
               268   AMERIGROUP Corp. (NON)                                                                        9,970
.........................................................................................................................
               372   Apria Healthcare Group, Inc. (NON)                                                            9,255
.........................................................................................................................
               152   Manor Care, Inc. (NON)                                                                        3,802
.........................................................................................................................
               284   Renal Care Group, Inc. (NON)                                                                 10,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  33,027
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.2%)
.........................................................................................................................
                62   Hovnanian Enterprises, Inc. Class A (NON)                                                     3,655
.........................................................................................................................
                29   NVR, Inc. (NON)                                                                              11,919
.........................................................................................................................
               138   Ryland Group, Inc.                                                                            9,577
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  25,151
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
               130   Whirlpool Corp.                                                                               8,281
------------------------------------------------------------------------------------------------------------------------
Insurance (3.4%)
.........................................................................................................................
               710   IPC Holdings, Ltd. (Bermuda)                                                                 23,785
.........................................................................................................................
               339   Landamerica Financial Group, Inc.                                                            16,103
.........................................................................................................................
               906   Odyssey Re Holdings Corp.                                                                    19,117
.........................................................................................................................
                33   Stancorp Financial Group                                                                      1,723
.........................................................................................................................
               191   W.R. Berkley Corp.                                                                           10,066
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,794
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.8%)
.........................................................................................................................
             1,077   Federated Investors, Inc.                                                                    29,531
.........................................................................................................................
               884   T Rowe Price Group, Inc.                                                                     33,371
.........................................................................................................................
             1,429   Waddell & Reed Financial, Inc.                                                               36,682
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  99,584
------------------------------------------------------------------------------------------------------------------------
Leisure (1.5%)
.........................................................................................................................
             1,262   Brunswick Corp.                                                                              31,575
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
               718   Orient-Express Hotels, Ltd. Class A
                     (Bermuda) (NON)                                                                              10,591
------------------------------------------------------------------------------------------------------------------------
Machinery (1.4%)
.........................................................................................................................
               577   Briggs & Stratton Corp.                                                                      29,139
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.5%)
.........................................................................................................................
               401   Actuant Corp. Class A (NON)                                                                  18,975
.........................................................................................................................
               483   Flowserve Corp. (NON)                                                                         9,501
.........................................................................................................................
               161   IDEX Corp.                                                                                    5,835
.........................................................................................................................
               449   Pentair, Inc.                                                                                17,538
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  51,849
------------------------------------------------------------------------------------------------------------------------
Medical Technology (5.8%)
.........................................................................................................................
               471   American Medical Systems Holdings, Inc. (NON)                                                 7,946
.........................................................................................................................
               322   Beckman Coulter, Inc.                                                                        13,086
.........................................................................................................................
               131   Bio-Rad Laboratories, Inc. Class A (NON)                                                      7,251
.........................................................................................................................
               385   C.R. Bard, Inc.                                                                              27,454
.........................................................................................................................
               215   Inamed Corp. (NON)                                                                           11,543
.........................................................................................................................
               356   Mentor Corp.                                                                                  6,899
.........................................................................................................................
               452   Pall Corp.                                                                                   10,170
.........................................................................................................................
               863   Sybron Dental Specialties, Inc. (NON)                                                        20,367
.........................................................................................................................
               542   Waters Corp. (NON)                                                                           15,788
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 120,504
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.4%)
.........................................................................................................................
               341   Mueller Industries, Inc. (NON)                                                                9,245
------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
.........................................................................................................................
                58   Quanex Corp.                                                                                  1,724
.........................................................................................................................
               505   Steel Dynamics, Inc. (NON)                                                                    6,919
------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,643
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
               253   NICOR, Inc.                                                                                   9,389
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.6%)
.........................................................................................................................
               962   Global Imaging Systems, Inc. (NON)                                                           22,280
.........................................................................................................................
               335   Hon Industries, Inc.                                                                         10,218
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  32,498
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.2%)
.........................................................................................................................
               404   Cabot Oil & Gas Corp. Class A                                                                11,154
.........................................................................................................................
               759   FMC Technologies, Inc. (NON)                                                                 15,977
.........................................................................................................................
               262   Noble Energy, Inc.                                                                            9,904
.........................................................................................................................
               410   Premcor, Inc. (NON)                                                                           8,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  45,871
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.8%)
.........................................................................................................................
                60   Barr Laboratories, Inc. (NON)                                                                 3,930
.........................................................................................................................
               701   King Pharmaceuticals, Inc. (NON)                                                             10,347
.........................................................................................................................
               169   Medicis Pharmaceutical Corp. Class A                                                          9,582
.........................................................................................................................
               316   Watson Pharmaceuticals, Inc. (NON)                                                           12,757
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  36,616
------------------------------------------------------------------------------------------------------------------------
Publishing (0.5%)
.........................................................................................................................
               225   Meredith Corp.                                                                                9,900
------------------------------------------------------------------------------------------------------------------------
Real Estate (2.9%)
.........................................................................................................................
               475   American Financial Realty Trust (R)                                                           7,082
.........................................................................................................................
               313   Brandywine Realty Trust (R)                                                                   7,706
.........................................................................................................................
               152   CBL & Associates Properties (R)                                                               6,536
.........................................................................................................................
                63   General Growth Properties, Inc. (R)                                                           3,934
.........................................................................................................................
               279   Mills Corp. (R)                                                                               9,360
.........................................................................................................................
               251   Rouse Co. (The) (R)                                                                           9,563
.........................................................................................................................
               480   SL Green Realty Corp. (R)                                                                    16,747
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  60,928
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
.........................................................................................................................
               543   Lone Star Steakhouse & Saloon, Inc.                                                          11,821
------------------------------------------------------------------------------------------------------------------------
Retail (4.0%)
.........................................................................................................................
               542   AnnTaylor Stores Corp. (NON)                                                                 15,691
.........................................................................................................................
               642   Barnes & Noble, Inc. (NON)                                                                   14,798
.........................................................................................................................
               198   CSK Auto Corp. (NON)                                                                          2,861
.........................................................................................................................
               790   Foot Locker, Inc.                                                                            10,468
.........................................................................................................................
                93   Michaels Stores, Inc.                                                                         3,540
.........................................................................................................................
               494   Movie Gallery, Inc. (NON)                                                                     9,114
.........................................................................................................................
               132   Rent-A-Center, Inc. (NON)                                                                    10,007
.........................................................................................................................
               287   Ross Stores, Inc.                                                                            12,266
.........................................................................................................................
               168   Supervalu, Inc.                                                                               3,582
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  82,327
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.7%)
.........................................................................................................................
               138   Applied Films Corp. (NON)                                                                     3,571
.........................................................................................................................
               706   Cognex Corp. (NON)                                                                           15,779
.........................................................................................................................
             1,640   Mykrolis Corp. (NON)                                                                         16,646
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  35,996
------------------------------------------------------------------------------------------------------------------------
Software (2.6%)
.........................................................................................................................
               312   Activision, Inc. (NON)                                                                        4,031
.........................................................................................................................
               431   Amdocs, Ltd. (Guernsey) (NON)                                                                10,344
.........................................................................................................................
               551   BMC Software, Inc. (NON)                                                                      8,998
.........................................................................................................................
               354   Hyperion Solutions Corp. (NON)                                                               11,951
.........................................................................................................................
               876   Network Associates, Inc. (NON)                                                               11,108
.........................................................................................................................
               411   Progress Software Corp. (NON)                                                                 8,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  54,952
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.9%)
.........................................................................................................................
               109   BARRA, Inc. (NON)                                                                             3,891
.........................................................................................................................
               391   Cognizant Technology Solutions Corp. (NON)                                                    9,525
.........................................................................................................................
               443   Equifax, Inc.                                                                                11,518
.........................................................................................................................
                70   Factset Research Systems, Inc.                                                                3,084
.........................................................................................................................
               813   VeriSign, Inc. (NON)                                                                         11,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  39,262
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.8%)
.........................................................................................................................
               199   CenturyTel, Inc.                                                                              6,935
.........................................................................................................................
               276   Cincinnati Bell, Inc. (NON)                                                                   1,849
.........................................................................................................................
               894   Citizens Communications Co. (NON)                                                            11,524
.........................................................................................................................
               349   Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                      15,346
.........................................................................................................................
               990   Infonet Services Corp. (NON)                                                                  1,574
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  37,228
------------------------------------------------------------------------------------------------------------------------
Textiles (1.4%)
.........................................................................................................................
               354   Liz Claiborne, Inc.                                                                          12,479
.........................................................................................................................
               156   Mohawk Industries, Inc. (NON)                                                                 8,663
.........................................................................................................................
               446   Wolverine World Wide, Inc.                                                                    8,601
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  29,743
------------------------------------------------------------------------------------------------------------------------
Transportation Services (1.0%)
.........................................................................................................................
               109   Landstar Systems, Inc. (NON)                                                                  6,851
.........................................................................................................................
               759   Pacer International, Inc. (NON)                                                              14,315
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  21,166
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,753,480)                                                                        $1,884,092
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.4%) (a) (cost $154,358)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $154,358   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and
                     due dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                     $154,358
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,907,838)                                                                        $2,038,450
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Discovery Growth Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.7%)
.........................................................................................................................
             7,100   Lamar Advertising Co. (NON)                                                                $249,991
.........................................................................................................................
               700   Omnicom Group, Inc.                                                                          50,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 300,181
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.1%)
.........................................................................................................................
               400   United Technologies Corp.                                                                    28,332
------------------------------------------------------------------------------------------------------------------------
Airlines (1.5%)
.........................................................................................................................
             7,400   JetBlue Airways Corp. (NON)                                                                 312,946
.........................................................................................................................
             6,946   Ryanair Holdings PLC ADR (Ireland) (NON)                                                    311,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 624,821
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
.........................................................................................................................
             9,600   Gentex Corp. (NON)                                                                          293,856
------------------------------------------------------------------------------------------------------------------------
Banking (1.8%)
.........................................................................................................................
             6,933   New York Community Bancorp, Inc.                                                            201,681
.........................................................................................................................
             2,500   State Street Corp.                                                                           98,500
.........................................................................................................................
             9,900   TCF Financial Corp.                                                                         394,416
.........................................................................................................................
             2,400   U.S. Bancorp                                                                                 58,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 753,397
------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
.........................................................................................................................
             2,100   Anheuser-Busch Cos., Inc.                                                                   107,205
.........................................................................................................................
             1,210   Pepsi Bottling Group, Inc. (The)                                                             24,224
.........................................................................................................................
             4,100   PepsiCo, Inc.                                                                               182,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 313,879
------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.9%)
.........................................................................................................................
             5,200   Amgen, Inc. (NON)                                                                           345,488
.........................................................................................................................
             9,400   Amylin Pharmaceuticals, Inc. (NON)                                                          205,766
.........................................................................................................................
             8,200   Celgene Corp. (NON)                                                                         249,280
.........................................................................................................................
               300   Genentech, Inc. (NON)                                                                        21,636
.........................................................................................................................
             1,500   Genzyme Corp. (NON)                                                                          62,700
.........................................................................................................................
            10,100   Gilead Sciences, Inc. (NON)                                                                 561,358
.........................................................................................................................
             2,400   MedImmune, Inc. (NON)                                                                        87,288
.........................................................................................................................
             2,600   Trimeris, Inc. (NON)                                                                        118,768
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,652,284
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.7%)
.........................................................................................................................
            13,500   Cumulus Media, Inc. Class A (NON)                                                           255,555
.........................................................................................................................
             5,500   Entercom Communications Corp. (NON)                                                         269,555
.........................................................................................................................
             1,200   Viacom, Inc. Class B (NON)                                                                   52,392
.........................................................................................................................
            16,800   Westwood One, Inc. (NON)                                                                    570,024
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,147,526
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
             2,300   Comcast Corp. Class A (Special) (NON)                                                        66,309
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.4%)
.........................................................................................................................
             1,400   3M Co.                                                                                      180,572
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.6%)
.........................................................................................................................
             5,800   CDW Corp (NON)                                                                              265,640
.........................................................................................................................
             7,300   Choicepoint, Inc. (NON)                                                                     251,996
.........................................................................................................................
               400   eBay, Inc. (NON)                                                                             41,672
.........................................................................................................................
             4,100   Paychex, Inc.                                                                               120,171
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 679,479
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.8%)
.........................................................................................................................
            30,300   CIENA Corp. (NON)                                                                           157,257
.........................................................................................................................
            16,100   Cisco Systems, Inc. (NON)                                                                   268,709
.........................................................................................................................
            42,800   Corning, Inc. (NON)                                                                         316,292
.........................................................................................................................
            20,600   Juniper Networks, Inc. (NON)                                                                254,822
.........................................................................................................................
             1,700   QUALCOMM, Inc.                                                                               60,775
.........................................................................................................................
            20,100   Tellabs, Inc. (NON)                                                                         132,057
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,189,912
------------------------------------------------------------------------------------------------------------------------
Computers (2.6%)
.........................................................................................................................
             6,700   Dell Computer Corp. (NON)                                                                   214,132
.........................................................................................................................
             1,800   IBM Corp.                                                                                   148,500
.........................................................................................................................
             2,000   Lexmark International, Inc. (NON)                                                           141,540
.........................................................................................................................
             3,900   Magma Design Automation, Inc. (NON)                                                          66,885
.........................................................................................................................
            19,600   McDATA Corp. Class A (NON)                                                                  287,532
.........................................................................................................................
            15,300   Network Appliance, Inc. (NON)                                                               248,013
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,106,602
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
.........................................................................................................................
            19,100   General Electric Co.                                                                        547,788
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.9%)
.........................................................................................................................
             2,500   Capital One Financial Corp.                                                                 122,950
.........................................................................................................................
            12,900   MBNA Corp.                                                                                  268,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 391,786
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.7%)
.........................................................................................................................
             1,200   Alberto-Culver Co. Class B                                                                   61,320
.........................................................................................................................
               900   Avon Products, Inc.                                                                          55,980
.........................................................................................................................
             2,200   Colgate-Palmolive Co.                                                                       127,490
.........................................................................................................................
             2,200   Procter & Gamble Co.                                                                        196,196
.........................................................................................................................
             1,900   Weight Watchers International, Inc. (NON)                                                    86,431
.........................................................................................................................
             7,800   Yankee Candle Co., Inc. (The) (NON)                                                         181,116
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 708,533
------------------------------------------------------------------------------------------------------------------------
Distribution (0.6%)
.........................................................................................................................
             6,500   Performance Food Group Co. (NON)                                                            240,500
------------------------------------------------------------------------------------------------------------------------
Electronics (10.4%)
.........................................................................................................................
           101,700   Agere Systems, Inc. Class A (NON)                                                           236,961
.........................................................................................................................
             2,100   Analog Devices, Inc. (NON)                                                                   73,122
.........................................................................................................................
            12,300   Brooks Automation, Inc. (NON)                                                               139,482
.........................................................................................................................
            13,200   Cypress Semiconductor Corp. (NON)                                                           158,400
.........................................................................................................................
            21,600   Exar Corp. (NON)                                                                            341,928
.........................................................................................................................
            20,800   Integrated Device Technology, Inc. (NON)                                                    229,840
.........................................................................................................................
            25,200   Intel Corp.                                                                                 523,757
.........................................................................................................................
            17,000   Intersil Corp. Class A (NON)                                                                452,370
.........................................................................................................................
            16,000   Jabil Circuit, Inc. (NON)                                                                   353,600
.........................................................................................................................
            24,700   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             848,939
.........................................................................................................................
            13,690   QLogic Corp. (NON)                                                                          661,638
.........................................................................................................................
             6,600   Silicon Laboratories, Inc. (NON)                                                            175,824
.........................................................................................................................
            35,400   Skyworks Solutions, Inc. (NON)                                                              239,658
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,435,519
------------------------------------------------------------------------------------------------------------------------
Energy (3.8%)
.........................................................................................................................
             6,800   BJ Services Co. (NON)                                                                       254,048
.........................................................................................................................
             2,600   Cooper Cameron Corp. (NON)                                                                  130,988
.........................................................................................................................
             8,200   ENSCO International, Inc.                                                                   220,580
.........................................................................................................................
             6,600   Nabors Industries, Ltd. (NON)                                                               261,030
.........................................................................................................................
             8,000   Patterson-UTI Energy, Inc. (NON)                                                            259,200
.........................................................................................................................
            13,300   Varco International, Inc. (NON)                                                             260,680
.........................................................................................................................
             5,300   Weatherford International, Ltd.
                     (Bermuda) (NON)                                                                             222,070
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,608,596
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.2%)
.........................................................................................................................
             1,600   Jacobs Engineering Group, Inc. (NON)                                                         67,440
------------------------------------------------------------------------------------------------------------------------
Financial (0.7%)
.........................................................................................................................
             2,200   Citigroup, Inc.                                                                              94,160
.........................................................................................................................
             2,300   Fannie Mae                                                                                  155,112
.........................................................................................................................
             1,400   Freddie Mac                                                                                  71,078
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 320,350
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.1%)
.........................................................................................................................
             8,000   Harrah's Entertainment, Inc. (NON)                                                          321,920
.........................................................................................................................
             5,100   Station Casinos, Inc. (NON)                                                                 128,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 450,695
------------------------------------------------------------------------------------------------------------------------
Health Care Services (9.0%)
.........................................................................................................................
             7,900   AdvancePCS (NON)                                                                            302,017
.........................................................................................................................
             1,600   AmerisourceBergen Corp.                                                                     110,960
.........................................................................................................................
             1,900   Cardinal Health, Inc.                                                                       122,170
.........................................................................................................................
            26,500   Caremark Rx, Inc. (NON)                                                                     680,520
.........................................................................................................................
            12,800   Community Health Systems, Inc. (NON)                                                        246,912
.........................................................................................................................
             4,400   Coventry Health Care, Inc. (NON)                                                            203,104
.........................................................................................................................
             4,800   Express Scripts, Inc. Class A (NON)                                                         327,936
.........................................................................................................................
             2,000   Fisher Scientific International, Inc. (NON)                                                  69,800
.........................................................................................................................
            15,600   Health Management Associates, Inc.
                     Class A                                                                                     287,820
.........................................................................................................................
             4,500   Henry Schein, Inc. (NON)                                                                    235,530
.........................................................................................................................
             5,600   Manor Care, Inc. (NON)                                                                      140,056
.........................................................................................................................
             6,200   Mid Atlantic Medical Services, Inc. (NON)                                                   324,260
.........................................................................................................................
             3,800   Pediatrix Medical Group, Inc. (NON)                                                         135,470
.........................................................................................................................
            11,200   Steris Corp. (NON)                                                                          258,608
.........................................................................................................................
             1,400   UnitedHealth Group, Inc.                                                                     70,350
.........................................................................................................................
            13,600   WebMD Corp. (NON)                                                                           147,288
.........................................................................................................................
             4,700   WellChoice, Inc. (NON)                                                                      137,616
.........................................................................................................................
               700   Wellpoint Health Networks, Inc. (NON)                                                        59,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,859,427
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.4%)
.........................................................................................................................
             2,500   Lennar Corp.                                                                                178,750
------------------------------------------------------------------------------------------------------------------------
Insurance (0.9%)
.........................................................................................................................
             2,580   American International Group, Inc.                                                          142,364
.........................................................................................................................
             7,300   Willis Group Holdings, Ltd. (Bermuda)                                                       224,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 366,839
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
.........................................................................................................................
             7,200   T Rowe Price Group, Inc.                                                                    271,800
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
               700   Harley-Davidson, Inc.                                                                        27,902
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.6%)
.........................................................................................................................
            15,300   Extended Stay America, Inc. (NON)                                                           206,397
.........................................................................................................................
            23,500   Hilton Hotels Corp.                                                                         300,565
.........................................................................................................................
             6,400   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                             182,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 689,938
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.0%)
.........................................................................................................................
             2,000   Boston Scientific Corp. (NON)                                                               122,200
.........................................................................................................................
             3,600   Charles River Laboratories
                     International, Inc. (NON)                                                                   115,848
.........................................................................................................................
             2,900   Medtronic, Inc.                                                                             139,113
.........................................................................................................................
             2,500   ResMed, Inc. (NON)                                                                           98,000
.........................................................................................................................
             5,200   Respironics, Inc. (NON)                                                                     195,104
.........................................................................................................................
               800   St. Jude Medical, Inc. (NON)                                                                 46,000
.........................................................................................................................
             5,000   Varian Medical Systems, Inc. (NON)                                                          287,850
.........................................................................................................................
             6,300   Zimmer Holdings, Inc. (NON)                                                                 283,815
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,287,930
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
             4,700   Liquidmetal Technologies (NON)                                                               24,111
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
             4,100   Kinder Morgan, Inc.                                                                         224,065
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.2%)
.........................................................................................................................
             8,800   Noble Corp. (Cayman Islands) (NON)                                                          301,840
.........................................................................................................................
             9,800   XTO Energy, Inc.                                                                            197,078
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 498,918
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.6%)
.........................................................................................................................
             2,400   Abbott Laboratories                                                                         105,024
.........................................................................................................................
             1,160   Allergan, Inc.                                                                               89,436
.........................................................................................................................
             3,700   Barr Laboratories, Inc. (NON)                                                               242,350
.........................................................................................................................
             3,400   Forest Laboratories, Inc. (NON)                                                             186,150
.........................................................................................................................
             9,100   Johnson & Johnson                                                                           470,470
.........................................................................................................................
             1,500   Lilly (Eli) & Co.                                                                           103,455
.........................................................................................................................
             2,100   Merck & Co., Inc.                                                                           127,155
.........................................................................................................................
             7,500   Mylan Laboratories, Inc.                                                                    260,775
.........................................................................................................................
            23,100   Pfizer, Inc.                                                                                788,865
.........................................................................................................................
             6,100   Watson Pharmaceuticals, Inc. (NON)                                                          246,257
.........................................................................................................................
             4,200   Wyeth                                                                                       191,310
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,811,247
------------------------------------------------------------------------------------------------------------------------
Restaurants (3.2%)
.........................................................................................................................
            14,600   Applebee's International, Inc.                                                              458,878
.........................................................................................................................
             4,100   Brinker International, Inc. (NON)                                                           147,682
.........................................................................................................................
            10,400   CBRL Group, Inc.                                                                            404,144
.........................................................................................................................
             2,600   Outback Steakhouse, Inc.                                                                    101,400
.........................................................................................................................
             4,300   P.F. Chang's China Bistro, Inc. (NON)                                                       211,603
.........................................................................................................................
             1,900   Starbucks Corp. (NON)                                                                        46,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,370,295
------------------------------------------------------------------------------------------------------------------------
Retail (11.0%)
.........................................................................................................................
             6,600   99 Cents Only Stores (NON)                                                                  226,512
.........................................................................................................................
             7,200   Advance Auto Parts, Inc. (NON)                                                              438,480
.........................................................................................................................
             6,900   AutoZone, Inc. (NON)                                                                        524,193
.........................................................................................................................
             3,400   Bed Bath & Beyond, Inc. (NON)                                                               131,954
.........................................................................................................................
             2,400   Best Buy Co., Inc. (NON)                                                                    105,408
.........................................................................................................................
             8,300   Chico's FAS, Inc. (NON)                                                                     174,715
.........................................................................................................................
             8,400   Dollar Tree Stores, Inc. (NON)                                                              266,532
.........................................................................................................................
            14,000   Family Dollar Stores, Inc.                                                                  534,100
.........................................................................................................................
             5,300   Home Depot, Inc. (The)                                                                      175,536
.........................................................................................................................
               700   Kohl's Corp. (NON)                                                                           35,966
.........................................................................................................................
             3,500   Linens 'N Things, Inc. (NON)                                                                 82,635
.........................................................................................................................
             5,700   Lowe's Cos., Inc.                                                                           244,815
.........................................................................................................................
            11,300   Michaels Stores, Inc.                                                                       430,078
.........................................................................................................................
             3,700   PETCO Animal Supplies, Inc. (NON)                                                            80,438
.........................................................................................................................
            11,900   PETsMART, Inc.                                                                              198,373
.........................................................................................................................
             8,100   Ross Stores, Inc.                                                                           346,194
.........................................................................................................................
             3,600   TJX Cos., Inc. (The)                                                                         67,824
.........................................................................................................................
             5,000   Wal-Mart Stores, Inc.                                                                       268,350
.........................................................................................................................
             2,300   Walgreen Co.                                                                                 69,230
.........................................................................................................................
             9,700   Williams-Sonoma, Inc. (NON)                                                                 283,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,684,573
------------------------------------------------------------------------------------------------------------------------
Schools (2.3%)
.........................................................................................................................
             7,000   Apollo Group, Inc. Class A (NON)                                                            432,320
.........................................................................................................................
             5,800   Career Education Corp. (NON)                                                                396,836
.........................................................................................................................
             2,700   Education Management Corp. (NON)                                                            143,586
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 972,742
------------------------------------------------------------------------------------------------------------------------
Semiconductor (3.8%)
.........................................................................................................................
             5,000   Cymer, Inc. (NON)                                                                           157,800
.........................................................................................................................
             6,800   KLA-Tencor Corp. (NON)                                                                      316,132
.........................................................................................................................
            17,900   LAM Research Corp. (NON)                                                                    325,959
.........................................................................................................................
            17,500   LTX Corp. (NON)                                                                             150,850
.........................................................................................................................
             2,100   Mykrolis Corp. (NON)                                                                         21,315
.........................................................................................................................
            12,100   Novellus Systems, Inc. (NON)                                                                443,114
.........................................................................................................................
            11,900   Teradyne, Inc. (NON)                                                                        205,989
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,621,159
------------------------------------------------------------------------------------------------------------------------
Shipping (0.9%)
.........................................................................................................................
             4,400   Expeditors International of
                     Washington, Inc.                                                                            152,416
.........................................................................................................................
             4,100   Heartland Express, Inc. (NON)                                                                91,225
.........................................................................................................................
             3,500   Hunt (JB) Transport Services, Inc. (NON)                                                    132,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 375,766
------------------------------------------------------------------------------------------------------------------------
Software (8.1%)
.........................................................................................................................
             2,500   Adobe Systems, Inc.                                                                          80,175
.........................................................................................................................
             3,100   Avid Technology, Inc. (NON)                                                                 108,717
.........................................................................................................................
            17,300   BEA Systems, Inc. (NON)                                                                     187,878
.........................................................................................................................
             6,100   BMC Software, Inc. (NON)                                                                     99,613
.........................................................................................................................
            12,300   Cognos, Inc. (Canada) (NON)                                                                 332,100
.........................................................................................................................
            18,400   Documentum, Inc. (NON)                                                                      361,928
.........................................................................................................................
            14,200   Internet Security Systems, Inc. (NON)                                                       205,758
.........................................................................................................................
             5,900   Macromedia, Inc. (NON)                                                                      124,136
.........................................................................................................................
            12,300   Manhattan Associates, Inc. (NON)                                                            319,431
.........................................................................................................................
             6,200   Matrixone, Inc. (NON)                                                                        35,588
.........................................................................................................................
             6,700   Mercury Interactive Corp. (NON)                                                             258,687
.........................................................................................................................
            23,500   Microsoft Corp.                                                                             601,835
.........................................................................................................................
            14,600   NETIQ Corp. (NON)                                                                           225,716
.........................................................................................................................
            12,500   Oracle Corp. (NON)                                                                          150,250
.........................................................................................................................
             2,500   Symantec Corp. (NON)                                                                        109,650
.........................................................................................................................
            33,500   webMethods, Inc. (NON)                                                                      272,355
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,473,817
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
.........................................................................................................................
               600   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                                27,438
.........................................................................................................................
             4,600   Cognizant Technology Solutions Corp. (NON)                                                  112,056
.........................................................................................................................
             3,600   Fair, Isaac and Co., Inc.                                                                   185,220
.........................................................................................................................
             4,500   VeriSign, Inc. (NON)                                                                         62,235
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 386,949
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.5%)
.........................................................................................................................
            14,200   American Tower Corp. Class A (NON)                                                          125,670
.........................................................................................................................
            19,200   Citizens Communications Co. (NON)                                                           247,488
.........................................................................................................................
            47,200   Sprint Corp. (PCS Group) (NON)                                                              271,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 644,558
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
             2,300   Liz Claiborne, Inc.                                                                          81,075
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
             1,000   Altria Group, Inc.                                                                           45,440
------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
.........................................................................................................................
             3,300   UTI Worldwide, Inc.                                                                         102,927
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.6%)
.........................................................................................................................
             4,400   Stericycle, Inc. (NON)                                                                      169,313
.........................................................................................................................
             2,900   Waste Connections, Inc. (NON)                                                               101,645
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 270,958
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $35,451,473)                                                                      $41,379,543
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            31,660   MarketSoft Software Corp. Ser. D,
                     zero % cv. pfd. (acquired 12/07/00,
                     cost $154,501) (Private) (RES)                                                              $61,737
.........................................................................................................................
            16,600   Totality Corp. Ser. D, $0.346 cum. cv. pfd.
                     (acquired 7/27/00, cost $71,830)
                     (Private) (RES)                                                                               6,640
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $226,331)                                                                             $68,377
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) (a) (cost $1,308,294)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,308,294   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      $1,308,294
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $36,986,098)                                                    $42,756,214
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premiums received $1,939)
------------------------------------------------------------------------------
Contract                                    Expiration Date/           Market
Amount                                          Strike Price            Value
...............................................................................
        2,010 MarvellTechnology
              Group (Call)                     Jul 03/$35.00            $2,261
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Diversified Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

CORPORATE BONDS AND NOTES (53.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.1%)
.........................................................................................................................
          $199,494   Adams Outdoor Advertising bank term
                     loan FRN 4.5891s, 2008 (acquired
                     4/2/03, cost $198,995) (RES)                                                               $199,743
.........................................................................................................................
           200,000   Lamar Media Corp. bank term loan
                     FRN Ser. B, 3.5625s, 2010 (acquired
                     2/27/03, cost $200,000) (RES)                                                               200,125
.........................................................................................................................
           470,000   Lamar Media Corp. company guaranty
                     7 1/4s, 2013                                                                                498,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 898,068
------------------------------------------------------------------------------------------------------------------------
Automotive (1.2%)
.........................................................................................................................
           270,000   ArvinMeritor, Inc. notes 8 3/4s, 2012                                                       302,400
.........................................................................................................................
           880,000   Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                              690,800
.........................................................................................................................
           900,000   Collins & Aikman Products, Inc.
                     company guaranty 10 3/4s, 2011                                                              796,500
.........................................................................................................................
           140,000   Dana Corp. notes 10 1/8s, 2010                                                              154,350
.........................................................................................................................
           615,000   Dana Corp. notes 9s, 2011                                                                   665,738
.........................................................................................................................
EUR         40,000   Dana Corp. notes 9s, 2011                                                                    47,995
.........................................................................................................................
           $85,000   Dana Corp. notes 7s, 2029                                                                    74,056
.........................................................................................................................
           240,000   Dana Corp. notes 6 1/2s, 2009                                                               233,400
.........................................................................................................................
           320,000   Dana Corp. notes 6 1/4s, 2004                                                               320,800
.........................................................................................................................
           130,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                   85,800
.........................................................................................................................
           320,000   Delco Remy International, Inc.
                     company guaranty 10 5/8s, 2006                                                              243,200
.........................................................................................................................
           815,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                            749,800
.........................................................................................................................
           150,000   Hayes Lemmerz International, Inc.
                     bank term loan FRN 6.0244s, 2009
                     (acquired 6/3/03, cost $148,500) (RES)                                                      150,000
.........................................................................................................................
           695,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 795,775
.........................................................................................................................
           935,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 995,775
.........................................................................................................................
EUR        175,000   Lear Corp. sr. notes 8 1/8s, 2008                                                           218,014
.........................................................................................................................
           $42,524   SPX Corp. bank term loan FRN Ser. B,
                     3.5625s, 2009 (acquired 7/23/02,
                     cost $42,524) (RES)                                                                          42,524
.........................................................................................................................
            70,837   SPX Corp. bank term loan FRN Ser. C,
                     3.8125s, 2010 (acquired 7/23/02,
                     cost $70,837) (RES)                                                                          70,837
.........................................................................................................................
           230,000   Tenneco Automotive, Inc. company
                     guaranty Ser. B, 11 5/8s, 2009                                                              203,550
.........................................................................................................................
           480,000   Tenneco Automotive, Inc. 144A sec.
                     notes 10 1/4s, 2013                                                                         487,200
.........................................................................................................................
           200,000   TRW Automotive bank term loan FRN
                     Ser. B, 5.3125s, 2011 (acquired
                     2/21/03, cost $199,000) (RES)                                                               201,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,529,847
------------------------------------------------------------------------------------------------------------------------
Basic Materials (6.0%)
.........................................................................................................................
            10,000   Abitibi-Consolidated Finance LP
                     company guaranty 7 7/8s, 2009                                                                11,029
.........................................................................................................................
           820,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                               906,100
.........................................................................................................................
            40,000   Airgas, Inc. company guaranty 9 1/8s, 2011                                                   44,800
.........................................................................................................................
           670,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                569,500
.........................................................................................................................
           390,000   AK Steel Corp. company guaranty
                     7 3/4s, 2012                                                                                325,650
.........................................................................................................................
           154,537   Appleton Papers, Inc. bank term loan
                     FRN Ser. C, 4.3432s, 2006 (acquired
                     6/4/02, cost $155,116) (RES)                                                                154,822
.........................................................................................................................
           865,000   Appleton Papers, Inc. company
                     guaranty Ser. B, 12 1/2s, 2008                                                              966,638
.........................................................................................................................
           250,000   Armco, Inc. sr. notes 9s, 2007                                                              220,000
.........................................................................................................................
           125,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                  113,125
.........................................................................................................................
           525,000   Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                  357,000
.........................................................................................................................
           470,000   Compass Minerals Group, Inc. company
                     guaranty 10s, 2011                                                                          526,400
.........................................................................................................................
           908,329   Doe Run Resources Corp. company
                     guaranty Ser. A1, 11 3/4s, 2008
                     (acquired various dates from 7/27/01
                     to 4/1/03, cost $722,307) (RES) (PIK)                                                       363,331
.........................................................................................................................
           650,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                706,813
.........................................................................................................................
           165,000   Equistar Chemical notes 6 1/2s, 2006                                                        157,575
.........................................................................................................................
           155,000   Equistar Chemicals LP notes 8 3/4s, 2009                                                    150,350
.........................................................................................................................
         1,450,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company guaranty
                     10 1/8s, 2008                                                                             1,489,875
.........................................................................................................................
           340,000   Equistar Chemicals LP/Equistar Funding
                     Corp. 144A sr. notes 10 5/8s, 2011                                                          348,500
.........................................................................................................................
           185,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                    185,925
.........................................................................................................................
           260,000   Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                    286,325
.........................................................................................................................
           775,000   Georgia-Pacific Corp. debs. 7.7s, 2015                                                      745,938
.........................................................................................................................
           145,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    148,988
.........................................................................................................................
            95,000   Georgia-Pacific Corp. notes 7 1/2s, 2006                                                     97,375
.........................................................................................................................
           320,000   Georgia-Pacific Corp. 144A sr. notes
                     8 7/8s, 2010                                                                                347,200
.........................................................................................................................
           160,000   Georgia-Pacific Corp. 144A sr. notes
                     7 3/8s, 2008                                                                                162,400
.........................................................................................................................
           470,000   Gerdau Ameristeel Corp/Gusap Partners
                     144A sr. notes 10 3/8s, 2011 (Canada)                                                       458,250
.........................................................................................................................
           199,000   Hercules, Inc. bank term loan FRN
                     Ser. B, 4.4949s, 2007 (acquired
                     12/17/02, cost $198,503) (RES)                                                              199,663
.........................................................................................................................
         1,890,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             2,192,400
.........................................................................................................................
           315,000   Huntsman Advanced Materials, LLC 144A
                     sec. notes 11s, 2010                                                                        327,600
.........................................................................................................................
           582,658   Huntsman Corp. bank term loan
                     FRN Ser. A, 6.1291s, 2007 (acquired
                     various dates from 3/1/02 to 5/1/03,
                     cost $477,693) (RES)                                                                        535,838
.........................................................................................................................
           279,518   Huntsman Corp. bank term loan
                     FRN Ser. B, 8 1/8s, 2007 (acquired
                     various dates from 3/1/02 to 5/1/03,
                     cost $229,192) (RES)                                                                        257,057
.........................................................................................................................
           875,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                      848,750
.........................................................................................................................
         1,270,000   Huntsman ICI Holdings sr. disc. notes
                     zero %, 2009                                                                                495,300
.........................................................................................................................
EUR        355,000   Huntsman International, LLC sr. sub.
                     notes Ser. EXCH, 10 1/8s, 2009                                                              375,002
.........................................................................................................................
          $225,000   IMC Global, Inc. company guaranty
                     Ser. B, 11 1/4s, 2011                                                                       234,000
.........................................................................................................................
           320,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                       332,800
.........................................................................................................................
         1,195,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                     1,320,475
.........................................................................................................................
           225,000   ISP Holdings, Inc. sec. sr. notes
                     Ser. B, 10 5/8s, 2009                                                                       235,125
.........................................................................................................................
            60,000   Kaiser Aluminum & Chemical Corp. sr.
                     notes Ser. B, 10 7/8s, 2006 (In default) (NON)                                               46,800
.........................................................................................................................
         1,520,000   Kaiser Aluminum & Chemical Corp. sr.
                     sub. notes 12 3/4s, 2003 (In default) (NON)                                                  95,000
.........................................................................................................................
            30,000   Louisiana-Pacific Corp. sr. notes
                     8 7/8s, 2010                                                                                 34,350
.........................................................................................................................
           288,000   Louisiana-Pacific Corp. sr. sub.
                     notes 10 7/8s, 2008                                                                         328,320
.........................................................................................................................
           201,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                               205,523
.........................................................................................................................
           110,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                       105,600
.........................................................................................................................
         1,235,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              1,210,300
.........................................................................................................................
            75,000   Lyondell Chemical Co. sr. sub. notes
                     10 7/8s, 2009                                                                                69,750
.........................................................................................................................
           650,000   Lyondell Chemical Co. 144A sec. notes
                     9 1/2s, 2008                                                                                624,000
.........................................................................................................................
EUR        680,000   MDP Acquisitions bonds 10 1/8s,
                     2012 (Ireland)                                                                              835,430
.........................................................................................................................
          $264,244   MDP Acquisitions PLC sub. notes
                     15 1/2s, 2013 (Ireland) (PIK)                                                               303,881
.........................................................................................................................
EUR        190,000   Messer Griesheim Holdings AG sr.
                     notes 10 3/8s, 2011 (Germany)                                                               246,191
.........................................................................................................................
          $975,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     1,048,125
.........................................................................................................................
           165,000   Millennium America, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                177,375
.........................................................................................................................
           425,000   Noveon International bonds 13s, 2011                                                        437,750
.........................................................................................................................
           400,000   Noveon International company guaranty
                     Ser. B, 11s, 2011                                                                           448,000
.........................................................................................................................
           595,000   OM Group, Inc. company guaranty
                     9 1/4s, 2011                                                                                580,125
.........................................................................................................................
           215,000   Oregon Steel Mills, Inc. company
                     guaranty 10s, 2009                                                                          195,650
.........................................................................................................................
           845,000   Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                               899,925
.........................................................................................................................
           510,295   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                          442,681
.........................................................................................................................
           161,589   Pioneer Cos., Inc. sec. FRN 4.6s, 2006                                                      137,351
.........................................................................................................................
           720,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                   799,200
.........................................................................................................................
           195,000   Resolution Performance Products, LLC
                     sr. notes 9 1/2s, 2010                                                                      202,800
.........................................................................................................................
            35,000   Rhodia SA 144A sr. sub. notes 8 7/8s,
                     2011 (France)                                                                                36,225
.........................................................................................................................
           244,216   Riverwood International Corp. bank
                     term loan FRN Ser. C, 3.861s, 2008
                     (acquired 4/24/02, cost $244,216) (RES)                                                     243,988
.........................................................................................................................
         1,925,000   Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                    1,973,125
.........................................................................................................................
           290,000   Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                 256,650
.........................................................................................................................
           550,000   Salt Holdings Corp. 144A sr. disc.
                     notes stepped-coupon zero % (12s,
                     6/1/06), 2013 (STP)                                                                         308,000
.........................................................................................................................
           340,000   Salt Holdings Corp. 144A sr. notes
                     stepped-coupon zero % (12 3/4s,
                     12/15/07), 2012 (STP)                                                                       231,200
.........................................................................................................................
           155,000   Smurfit-Stone Container Corp. company
                     guaranty 8 1/4s, 2012                                                                       166,238
.........................................................................................................................
           630,000   Solutia, Inc. company guaranty
                     11 1/4s, 2009                                                                               548,100
.........................................................................................................................
           860,000   Steel Dynamics, Inc. company guaranty
                     9 1/2s, 2009                                                                                903,000
.........................................................................................................................
           124,634   Sterling Chemicals, Inc. sec. notes
                     10s, 2007 (PIK)                                                                             115,131
.........................................................................................................................
           585,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                637,650
.........................................................................................................................
           300,000   Stone Container Corp. sr. notes
                     9 1/4s, 2008                                                                                327,000
.........................................................................................................................
           700,000   Stone Container Corp. sr. notes
                     8 3/8s, 2012                                                                                750,750
.........................................................................................................................
           440,000   Stone Container Corp. 144A company
                     guaranty 11 1/2s, 2006 (Canada)                                                             469,700
.........................................................................................................................
           935,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                              923,313
.........................................................................................................................
            90,000   Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                               89,100
.........................................................................................................................
            50,000   Texas Petrochemical Corp. sr. sub.
                     notes 11 1/8s, 2006                                                                          14,000
.........................................................................................................................
           170,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                  47,600
.........................................................................................................................
           610,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                               597,800
.........................................................................................................................
           450,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 139,500
.........................................................................................................................
            38,500   Weirton Steel Corp. sr. notes
                     FRN 1/2s, 2008 (In default) (NON)                                                             5,005
.........................................................................................................................
           820,000   Wheeling-Pittsburgh Steel Corp. sr.
                     notes 9 1/4s, 2007 (In default) (NON)                                                        73,800
.........................................................................................................................
           360,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           309,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,838,521
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.6%)
.........................................................................................................................
         1,000,000   American Standard Cos., Inc. company
                     guaranty 7 5/8s, 2010                                                                     1,135,000
.........................................................................................................................
           250,000   Atrium Cos., Inc. company guaranty
                     Ser. B, 10 1/2s, 2009                                                                       267,500
.........................................................................................................................
           290,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           268,250
.........................................................................................................................
           465,000   Dayton Superior Corp. 144A sec. notes
                     10 3/4s, 2008                                                                               461,513
.........................................................................................................................
           380,000   Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                                 396,625
.........................................................................................................................
            80,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                                 84,000
.........................................................................................................................
           290,000   Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                303,050
.........................................................................................................................
           290,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          162,400
.........................................................................................................................
           760,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          425,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,503,938
------------------------------------------------------------------------------------------------------------------------
Capital Goods (5.0%)
.........................................................................................................................
           220,000   Advanced Glass Fiber Yarns bank term
                     loan FRN Ser. A, 6 1/2s, 2004
                     (acquired 9/12/02, cost $154,149) (RES)                                                     132,000
.........................................................................................................................
           200,000   Advanced Glass Fiber Yarns sr. sub.
                     notes 9 7/8s, 2009 (In default) (NON)                                                        10,000
.........................................................................................................................
           730,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                682,550
.........................................................................................................................
           209,084   Alliant Techsystems, Inc. bank term
                     loan FRN Ser. C, 3.5145s, 2009
                     (acquired 5/7/02, cost $209,084) (RES)                                                      209,607
.........................................................................................................................
           128,571   Allied Waste Industries, Inc. bank
                     term loan FRN 4.4433s, 2010 (acquired
                     4/25/03, cost $128,571) (RES)                                                               129,401
.........................................................................................................................
            21,429   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. C, 4.529s, 2010
                     (acquired 4/25/03, cost $21,429) (RES)                                                       21,552
.........................................................................................................................
           775,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 10s, 2009                                                          823,438
.........................................................................................................................
           415,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 7/8s, 2008                                                       451,313
.........................................................................................................................
         1,015,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                     1,093,663
.........................................................................................................................
         1,205,000   Allied Waste North America, Inc. 144A
                     company guaranty 9 1/4s, 2012                                                             1,328,513
.........................................................................................................................
           240,000   Applied Extrusion Technologies, Inc.
                     company guaranty Ser. B, 10 3/4s, 2011                                                      176,400
.........................................................................................................................
           820,000   Argo-Tech Corp. company guaranty
                     8 5/8s, 2007                                                                                762,600
.........................................................................................................................
           540,000   Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                        502,200
.........................................................................................................................
            90,000   BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                 72,450
.........................................................................................................................
           115,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8 7/8s, 2011                                                                         90,275
.........................................................................................................................
           960,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                            758,400
.........................................................................................................................
           260,000   Berry Plastics Corp. company guaranty
                     10 3/4s, 2012                                                                               287,300
.........................................................................................................................
         1,050,000   Blount, Inc. company guaranty 13s, 2009                                                     892,500
.........................................................................................................................
           735,000   Blount, Inc. company guaranty 7s, 2005                                                      712,950
.........................................................................................................................
           475,000   Briggs & Stratton company guaranty
                     8 7/8s, 2011                                                                                548,625
.........................................................................................................................
         1,070,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            973,700
.........................................................................................................................
           510,000   Browning-Ferris Industries, Inc. sr.
                     notes 6 3/8s, 2008                                                                          504,900
.........................................................................................................................
EUR        425,000   BSN Financing Co. SA company guaranty
                     Ser. EUR, 10 1/4s, 2009 (Luxembourg)                                                        480,665
.........................................................................................................................
          $125,000   Casella Waste Systems, Inc. bank term
                     loan FRN Ser. B, 4.6029s, 2010
                     (acquired 1/22/03, cost $125,000) (RES)                                                     125,563
.........................................................................................................................
           200,000   Crown Cork & Seal Company, Inc. bank
                     term loan FRN Ser. B, 5.27s, 2008
                     (acquired 2/21/03, cost $198,000) (RES)                                                     200,750
.........................................................................................................................
           555,000   Crown Holdings SA 144A sec. notes
                     10 7/8s, 2013 (France)                                                                      604,950
.........................................................................................................................
         1,210,000   Crown Holdings SA 144A sec. notes
                     9 1/2s, 2011 (France)                                                                     1,306,800
.........................................................................................................................
           820,000   Decrane Aircraft Holdings Co. company
                     guaranty Ser. B, 12s, 2008                                                                  377,200
.........................................................................................................................
           555,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                                588,300
.........................................................................................................................
           700,000   FIMEP SA 144A sr. notes 10 1/2s,
                     2013 (France)                                                                               780,500
.........................................................................................................................
           101,157   Flowserve Corp. bank term loan
                     FRN Ser. C, 4.0294s, 2009 (acquired
                     4/30/02, cost $101,157) (RES)                                                               101,449
.........................................................................................................................
           456,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                               533,520
.........................................................................................................................
EUR         80,000   Flowserve Finance BV company guaranty
                     12 1/4s, 2010 (Netherlands)                                                                 102,879
.........................................................................................................................
           $85,000   Fonda Group, Inc. sr. sub. notes
                     Ser. B, 9 1/2s, 2007                                                                         47,600
.........................................................................................................................
           200,000   Graham Packaging bank term loan
                     FRN 5.0352s, 2010 (acquired 2/18/03,
                     cost $199,000) (RES)                                                                        198,950
.........................................................................................................................
           610,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    606,950
.........................................................................................................................
           470,000   High Voltage Engineering Corp. sr.
                     notes 10 3/4s, 2004                                                                          75,200
.........................................................................................................................
           410,000   Insilco Holding Co. sr. disc. notes
                     stepped-coupon zero % (14s, 8/15/03),
                     2008 (In default) (NON) (STP)                                                                 8,200
.........................................................................................................................
EUR        230,000   Invensys, PLC sr. unsub. notes
                     5 1/2s, 2005 (United Kingdom)                                                               242,563
.........................................................................................................................
          $370,000   Jordan Industries, Inc. sr. notes
                     Ser. D, 10 3/8s, 2007                                                                       155,400
.........................................................................................................................
           315,000   K&F Industries, Inc. sr. sub. notes
                     Ser. B, 9 5/8s, 2010                                                                        349,650
.........................................................................................................................
           255,000   K&F Industries, Inc. sr. sub. notes
                     Ser. B, 9 1/4s, 2007                                                                        266,794
.........................................................................................................................
           400,000   L-3 Communications Corp. company
                     guaranty Ser. B, 8s, 2008                                                                   418,000
.........................................................................................................................
           250,000   L-3 Communications Corp. 144A
                     Structured Notes 8 1/2s, 2006 (Issued
                     by Credit and Repackaged Securities,
                     Ltd.) (Cayman Islands)                                                                      283,015
.........................................................................................................................
           635,000   Laidlaw International Inc, 144A sr.
                     notes 10 3/4s, 2011                                                                         666,750
.........................................................................................................................
           150,000   Laidlaw International Inc., bank term
                     loan FRN 8s, 2009 (acquired 6/18/03,
                     cost $147,000) (RES)                                                                        150,750
.........................................................................................................................
           115,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                      118,450
.........................................................................................................................
           265,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                      296,138
.........................................................................................................................
EUR        155,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      187,137
.........................................................................................................................
          $197,876   Michigan Electric Transmission Co./
                     Michigan Electric Transmission, Inc.
                     bank term loan FRN Ser. B, 3.82s, 2007
                     (acquired 4/22/02, cost $197,876) (RES)                                                     198,082
.........................................................................................................................
           880,000   Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                       770,000
.........................................................................................................................
           985,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                              1,068,725
.........................................................................................................................
           575,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                623,875
.........................................................................................................................
           475,000   Owens-Brockway Glass 144A sr. notes
                     8 1/4s, 2013                                                                                496,375
.........................................................................................................................
           445,000   Owens-Brockway Glass 144A sr. sec.
                     notes 7 3/4s, 2011                                                                          470,588
.........................................................................................................................
           105,000   Pliant Corp. company guaranty 13s, 2010                                                      98,700
.........................................................................................................................
           440,000   Pliant Corp. 144A sec. notes
                     11 1/8s, 2009                                                                               467,500
.........................................................................................................................
           590,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                       507,400
.........................................................................................................................
         1,015,000   Sequa Corp. sr. notes 9s, 2009                                                            1,075,900
.........................................................................................................................
           160,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                  167,200
.........................................................................................................................
            65,000   Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                      67,925
.........................................................................................................................
           265,000   Siebe PLC 144A notes 7 1/8s, 2007
                     (United Kingdom)                                                                            235,850
.........................................................................................................................
           175,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                       147,000
.........................................................................................................................
           205,000   Sweetheart Cup Co. company guaranty
                     12s, 2004                                                                                   180,400
.........................................................................................................................
         1,070,000   Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                     1,056,625
.........................................................................................................................
           115,000   Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                119,600
.........................................................................................................................
           545,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                               604,950
.........................................................................................................................
           115,000   Terex Corp. company guaranty Ser. D,
                     8 7/8s, 2008                                                                                120,031
.........................................................................................................................
           198,185   Trimas Corp. bank term loan FRN
                     4.4773s, 2009 (acquired 6/5/02,
                     cost $198,185) (RES)                                                                        197,868
.........................................................................................................................
           255,000   Trimas Corp. company guaranty
                     9 7/8s, 2012                                                                                261,375
.........................................................................................................................
           235,000   Trimas Corp. 144A company guaranty
                     9 7/8s, 2012                                                                                240,875
.........................................................................................................................
           352,424   Veridian Corp. bank term loan FRN
                     Ser. B, 4.57s, 2008 (acquired
                     9/20/02, cost $352,424) (RES)                                                               353,746
.........................................................................................................................
           315,000   Vought Aircraft Industries Inc. 144A
                     sr. notes 8s, 2011                                                                          321,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,290,350
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
.........................................................................................................................
           124,622   Coinmach Corp. bank term loan
                     FRN Ser. B, 4.1681s, 2009 (acquired
                     1/31/02, cost $124,566) (RES)                                                               124,964
.........................................................................................................................
         1,050,000   Coinmach Corp. sr. notes 9s, 2010                                                         1,139,250
.........................................................................................................................
           131,469   Corrections Corporation of America
                     bank term loan FRN 4.7277s, 2008
                     (acquired 2/24/03, cost $131,633) (RES)                                                     132,045
.........................................................................................................................
           458,569   Derby Cycle Corp. (The) sr. notes
                     10s, 2008 (In default) (NON)                                                                 25,221
.........................................................................................................................
DEM      1,211,156   Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008 (In default) (NON)                                                              39,107
.........................................................................................................................
          $555,000   IESI Corp. company guaranty
                     10 1/4s, 2012                                                                               593,850
.........................................................................................................................
           575,000   Outsourcing Solutions, Inc. sr. sub.
                     notes Ser. B, 11s, 2006 (In default) (NON)                                                    5,750
.........................................................................................................................
            75,000   Worldspan bank term loan FRN 4.866s,
                     2007 (acquired 6/30/03, cost $74,250) (RES)                                                  74,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,134,437
------------------------------------------------------------------------------------------------------------------------
Communication Services (4.5%)
.........................................................................................................................
           400,000   Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                        188,000
.........................................................................................................................
           560,000   Alamosa Delaware, Inc. company
                     guaranty 13 5/8s, 2011                                                                      476,000
.........................................................................................................................
           250,000   Alamosa Delaware, Inc. company
                     guaranty 12 1/2s, 2011                                                                      205,000
.........................................................................................................................
             4,000   Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                                2,320
.........................................................................................................................
         1,245,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009 (In default) (NON)                                                    622,500
.........................................................................................................................
           275,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                276,375
.........................................................................................................................
           830,000   American Tower Escrow Corp. disc.
                     notes zero %, 2008                                                                          535,350
.........................................................................................................................
           490,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                   71,050
.........................................................................................................................
           227,124   Bell Actimedia bank term loan FRN
                     Ser. C, 5.5407s, 2010 (acquired
                     11/26/02, cost $224,853) (RES)                                                              228,600
.........................................................................................................................
         1,125,000   Centennial Cellular Operating Co.
                     144A sr. notes 10 1/8s, 2013                                                              1,119,375
.........................................................................................................................
           396,433   Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010 (In default) (NON)                                                              2,478
.........................................................................................................................
            45,000   Colt Telecommunications Group PLC sr.
                     disc. notes 12s, 2006 (United Kingdom)                                                       45,450
.........................................................................................................................
GBP        185,000   Colt Telecommunications Group PLC sr.
                     notes 10 1/8s, 2007 (United Kingdom)                                                        296,093
.........................................................................................................................
EUR         90,000   Colt Telecommunications Group PLC sr.
                     notes 7 5/8s, 2009 (United Kingdom)                                                          90,937
.........................................................................................................................
          $915,000   Crown Castle International Corp. sr.
                     disc. notes stepped-coupon zero %
                     (10 3/8s, 5/15/04), 2011 (STP)                                                              873,825
.........................................................................................................................
           655,000   Crown Castle International Corp. sr.
                     notes 9 3/8s, 2011                                                                          681,200
.........................................................................................................................
           110,000   Crown Castle International Corp. sr.
                     notes 9s, 2011                                                                              111,100
.........................................................................................................................
           840,000   Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                     898,800
.........................................................................................................................
           330,000   Fairpoint Communications, Inc. sr.
                     sub. notes 12 1/2s, 2010                                                                    349,800
.........................................................................................................................
           225,000   Firstworld Communication Corp. sr.
                     disc. notes zero %, 2003 (In default) (NON)                                                      23
.........................................................................................................................
           286,521   Globix Corp. company guaranty
                     11s, 2008 (PIK)                                                                             214,891
.........................................................................................................................
           140,000   Horizon PCS, Inc. company guaranty
                     13 3/4s, 2011                                                                                25,200
.........................................................................................................................
            60,000   Intermedia Communications, Inc. sr.
                     notes Ser. B, 8.6s, 2008 (In default) (NON)                                                  45,900
.........................................................................................................................
           790,000   iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010
                     (In default) (NON) (STP)                                                                     47,400
.........................................................................................................................
           452,000   IWO Holdings, Inc. company guaranty
                     14s, 2011                                                                                    85,880
.........................................................................................................................
           490,000   Leap Wireless International, Inc.
                     company guaranty 12 1/2s, 2010
                     (In default) (NON)                                                                           63,700
.........................................................................................................................
           500,000   Madison River Capital Corp. sr. notes
                     13 1/4s, 2010                                                                               490,000
.........................................................................................................................
           175,000   MCI Communications Corp. debs.
                     7 3/4s, 2025 (In default) (NON)                                                             133,219
.........................................................................................................................
           175,000   MCI Communications Corp. debs.
                     7 3/4s, 2024 (In default) (NON)                                                             133,219
.........................................................................................................................
           630,000   MCI Communications Corp. sr. notes
                     6.95s, 2006 (In default) (NON)                                                              479,588
.........................................................................................................................
           330,000   Metromedia Fiber Network, Inc. sr.
                     notes 10s, 2009 (In default) (NON)                                                           19,388
.........................................................................................................................
           640,000   Metromedia Fiber Network, Inc. sr.
                     notes Ser. B, 10s, 2008 (In default) (NON)                                                   37,600
.........................................................................................................................
           674,000   Millicom International Cellular SA
                     144A sr. notes 11s, 2006 (Luxembourg)                                                       667,260
.........................................................................................................................
           124,063   Nextel Communications, Inc. bank term
                     loan FRN Ser. B, 4.6917s, 2008
                     (acquired 12/19/02, cost $114,712) (RES)                                                    123,615
.........................................................................................................................
           124,063   Nextel Communications, Inc. bank term
                     loan FRN Ser. C, 4.9417s, 2008
                     (acquired 12/19/02, cost $114,712) (RES)                                                    123,615
.........................................................................................................................
            15,000   Nextel Communications, Inc. sr. disc.
                     notes 9.95s, 2008                                                                            15,638
.........................................................................................................................
           240,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                   258,000
.........................................................................................................................
           720,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                797,400
.........................................................................................................................
         1,810,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                              1,943,488
.........................................................................................................................
           355,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                               402,925
.........................................................................................................................
           465,000   Nextel Partners, Inc. sr. notes 11s, 2010                                                   502,200
.........................................................................................................................
         1,495,000   Nextel Partners, Inc. 144A sr. notes
                     8 1/8s, 2011                                                                              1,487,525
.........................................................................................................................
           500,000   Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                    150,000
.........................................................................................................................
            60,000   Orbital Imaging Corp. sr. notes
                     Ser. D, 11 5/8s, 2005 (In default) (NON)                                                     18,000
.........................................................................................................................
           440,000   PanAmSat Corp. bank term loan
                     FRN Ser. B, 4.82s, 2009 (acquired
                     2/21/02, cost $439,450) (RES)                                                               441,886
.........................................................................................................................
           475,000   PanAmSat Corp. company guaranty
                     8 1/2s, 2012                                                                                514,188
.........................................................................................................................
             5,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                         4,650
.........................................................................................................................
           162,500   Qwest Communications International,
                     Inc. bank term loan FRN 6 1/2s, 2007
                     (acquired 6/5/03, cost $160,875) (RES)                                                      164,044
.........................................................................................................................
         1,160,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                       1,296,300
.........................................................................................................................
         2,326,000   Qwest Services Corp. 144A notes
                     13 1/2s, 2010                                                                             2,628,380
.........................................................................................................................
            45,000   Rogers Cantel, Ltd. debs. 9 3/8s,
                     2008 (Canada)                                                                                46,913
.........................................................................................................................
           665,000   Rogers Cantel, Ltd. sr. sub. notes
                     8.8s, 2007 (Canada)                                                                         679,131
.........................................................................................................................
           245,000   Rogers Wireless, Inc. sec. notes
                     9 5/8s, 2011 (Canada)                                                                       280,525
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                        265,500
.........................................................................................................................
           610,000   SBA Communications Corp. sr. disc.
                     notes 12s, 2008                                                                             623,725
.........................................................................................................................
           425,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               391,000
.........................................................................................................................
            87,000   Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               106,140
.........................................................................................................................
         1,780,000   Telus Corp. notes 8s, 2011 (Canada)                                                       2,055,900
.........................................................................................................................
           199,000   Time Warner Telecom, Inc. bank term
                     loan FRN Ser. B, 5.29s, 2009
                     (acquired 1/15/03, cost $173,948) (RES)                                                     194,688
.........................................................................................................................
           260,000   Time Warner Telecom, Inc. sr. notes
                     10 1/8s, 2011                                                                               250,900
.........................................................................................................................
           450,000   TSI Telecommunication Services, Inc.
                     company guaranty Ser. B, 12 3/4s, 2009                                                      445,500
.........................................................................................................................
           340,000   U S West, Inc. notes 5 5/8s, 2008                                                           326,400
.........................................................................................................................
           355,000   UbiquiTel Operating Co. 144A company
                     guaranty stepped-coupon zero %
                     (14s, 4/15/05), 2010 (STP)                                                                  173,950
.........................................................................................................................
         1,660,000   US UnWired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                              680,600
.........................................................................................................................
           345,000   US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                       319,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,229,372
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
.........................................................................................................................
           135,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          143,100
.........................................................................................................................
         1,310,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2006 (Luxembourg)                                                        1,365,675
.........................................................................................................................
           180,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                          187,650
.........................................................................................................................
         1,165,000   Tyco International Group SA notes
                     6 3/8s, 2011 (Luxembourg)                                                                 1,229,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,925,500
------------------------------------------------------------------------------------------------------------------------
Consumer (0.5%)
.........................................................................................................................
           925,000   Icon Health & Fitness company
                     guaranty 11 1/4s, 2012                                                                      985,125
.........................................................................................................................
           227,491   Jostens, Inc. bank term loan FRN
                     Ser. C, 4.04s, 2009 (acquired
                     7/30/02, cost $227,491) (RES)                                                               227,160
.........................................................................................................................
           425,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                  501,500
.........................................................................................................................
         1,500,000   Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                             1,533,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,247,535
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (8.0%)
.........................................................................................................................
            21,000   Acme Communications, Inc. sr. disc.
                     notes Ser. B, 12s, 2005                                                                      21,315
.........................................................................................................................
            40,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005 (In default) (NON)                                                      24,700
.........................................................................................................................
           220,000   Adelphia Communications Corp. sr.
                     notes 10 7/8s, 2010 (In default) (NON)                                                      136,400
.........................................................................................................................
            45,000   Adelphia Communications Corp. sr.
                     notes 9 3/8s, 2009 (In default) (NON)                                                        28,800
.........................................................................................................................
           330,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 9 7/8s, 2007 (In default) (NON)                                               203,775
.........................................................................................................................
           735,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 7 3/4s, 2009 (In default) (NON)                                               455,700
.........................................................................................................................
EUR        225,000   Ahold Finance USA eurobonds
                     6 3/8s, 2005                                                                                245,944
.........................................................................................................................
          $445,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 7/8s, 2012                                                                          478,375
.........................................................................................................................
           880,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2011                                                                          910,800
.........................................................................................................................
           450,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2009                                                                          460,125
.........................................................................................................................
           446,190   American Seafood Group, LLC bank term
                     loan FRN Ser. B, 4.3246s, 2009
                     (acquired 4/11/02, cost $445,744) (RES)                                                     446,609
.........................................................................................................................
           196,057   AMF Bowling Worldwide bank term loan
                     FRN Ser. B, 5.6927s, 2008 (acquired
                     3/1/02, cost $195,567) (RES)                                                                195,894
.........................................................................................................................
           287,057   Archibald Candy Corp. company
                     guaranty 10s, 2007 (PIK)                                                                    103,341
.........................................................................................................................
           555,000   Armkel, LLC/Armkel Finance sr. sub.
                     notes 9 1/2s, 2009                                                                          618,825
.........................................................................................................................
           140,000   Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                         49,700
.........................................................................................................................
           375,000   Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                  133,125
.........................................................................................................................
            10,795   Australis Media, Ltd. sr. disc. notes 15 3/4s,
                     2003 (Australia) (In default) (NON) (DEF)                                                         1
.........................................................................................................................
           330,000   Brand Services, Inc. company guaranty
                     12s, 2012                                                                                   376,200
.........................................................................................................................
         1,250,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                    1,412,500
.........................................................................................................................
           415,000   Capital Records Inc. 144A company
                     guaranty 8 3/8s, 2009                                                                       416,763
.........................................................................................................................
           171,923   Carmike Cinemas, Inc. bank term loan
                     FRN Ser. B, 7 3/4s, 2005 (acquired
                     10/4/02, cost $167,736) (RES)                                                               172,460
.........................................................................................................................
           900,000   Century Cable Holdings bank term loan
                     FRN 6s, 2009 (acquired various dates
                     from 6/5/02 to 6/11/02, cost $749,082) (RES)                                                759,536
.........................................................................................................................
           159,597   Charter Communications Holdings, LLC
                     bank term loan FRN Ser. B, 4.07s, 2008
                     (acquired 1/9/03, cost $138,650) (RES)                                                      149,283
.........................................................................................................................
           180,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     1/15/07), 2012 (STP)                                                                         82,800
.........................................................................................................................
           450,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                        225,000
.........................................................................................................................
           390,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. disc. notes
                     stepped-coupon zero % (11 3/4s,
                     1/15/05), 2010 (STP)                                                                        230,100
.........................................................................................................................
         1,435,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 11 1/8s, 2011                                                     1,112,125
.........................................................................................................................
           735,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 3/4s, 2009                                                       569,625
.........................................................................................................................
           350,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 1/4s, 2010                                                       264,250
.........................................................................................................................
           650,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10s, 2011                                                           468,000
.........................................................................................................................
           540,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 9 5/8s, 2009                                                        394,200
.........................................................................................................................
           235,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 8 5/8s, 2009                                                        169,200
.........................................................................................................................
            80,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 8 1/4s, 2007                                                         61,600
.........................................................................................................................
           395,000   Cinemark USA, Inc. 144A sr. sub.
                     notes 9s, 2013                                                                              428,575
.........................................................................................................................
           155,000   Cinemark USA, Inc. 144A sr. sub.
                     notes 9s, 2013                                                                              168,175
.........................................................................................................................
           140,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                       147,000
.........................................................................................................................
           275,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   301,813
.........................................................................................................................
           380,000   Constellation Brands, Inc. sr. sub.
                     notes Ser. B, 8 1/8s, 2012                                                                  410,400
.........................................................................................................................
           150,000   Constellation Energy Group, Inc. bank
                     term loan FRN Ser. B, 4.0625s, 2008
                     (acquired 3/20/03, cost $150,000) (RES)                                                     151,050
.........................................................................................................................
           510,000   Cott Beverages USA, Inc. company
                     guaranty 8s, 2011                                                                           551,438
.........................................................................................................................
           360,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   368,100
.........................................................................................................................
           290,000   CSC Holdings, Inc. sr. sub. debs.
                     10 1/2s, 2016                                                                               316,100
.........................................................................................................................
           140,000   Dean Foods Co. sr. notes 6 5/8s, 2009                                                       145,600
.........................................................................................................................
           200,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        218,000
.........................................................................................................................
           470,000   Del Monte Corp. 144A sr. sub. notes
                     8 5/8s, 2012                                                                                498,200
.........................................................................................................................
           232,188   Del Monte Foods Co. bank term loan
                     FRN Ser. B, 5.0643s, 2010 (acquired
                     12/16/02, cost $231,027) (RES)                                                              234,220
.........................................................................................................................
           100,000   DirecTV bank term loan FRN Ser. B,
                     4.7539s, 2010 (acquired 3/4/03,
                     cost $100,000) (RES)                                                                        100,550
.........................................................................................................................
           805,000   DirecTV Holdings, LLC 144A sr. notes
                     8 3/8s, 2013                                                                                897,575
.........................................................................................................................
         1,656,000   Diva Systems Corp. sr. disc. notes
                     Ser. B, 12 5/8s, 2008 (In default) (NON)                                                     93,150
.........................................................................................................................
           750,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                708,750
.........................................................................................................................
            35,870   Dole Food Co. bank term loan FRN
                     Ser. B, 5 1/8s, 2008 (acquired
                     3/28/03, cost $35,870) (RES)                                                                 36,124
.........................................................................................................................
           170,000   Dole Food Co. sr. notes 7 1/4s, 2009                                                        179,775
.........................................................................................................................
           220,000   Dole Food Co. 144A sr. notes
                     8 7/8s, 2011                                                                                233,200
.........................................................................................................................
           315,000   Domino's, Inc. 144A sr. sub. notes
                     8 1/4s, 2011                                                                                323,663
.........................................................................................................................
           305,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                        207,400
.........................................................................................................................
         1,715,000   Echostar DBS Corp. sr. notes 10 3/8s, 2007                                                1,899,363
.........................................................................................................................
         2,030,000   Echostar DBS Corp. sr. notes 9 1/8s, 2009                                                 2,268,525
.........................................................................................................................
            75,000   Elizabeth Arden, Inc. sec. notes
                     Ser. B, 11 3/4s, 2011                                                                        83,625
.........................................................................................................................
GBP        100,000   EMI Group eurobonds 9 3/4s, 2008
                     (United Kingdom)                                                                            169,868
.........................................................................................................................
          $198,000   Emmis Communications Corp. bank term
                     loan FRN Ser. C, 3.4563s, 2009
                     (acquired 6/20/02, cost $197,753) (RES)                                                     198,464
.........................................................................................................................
           205,000   Emmis Communications Corp. company
                     guaranty Ser. B, 8 1/8s, 2009                                                               214,738
.........................................................................................................................
            62,000   Emmis Communications Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                         53,630
.........................................................................................................................
           565,000   Fleming Cos., Inc. company guaranty
                     10 1/8s, 2008 (In default) (NON)                                                             84,750
.........................................................................................................................
           460,000   Fleming Cos., Inc. sr. notes 9 1/4s, 2010
                     (In default) (NON)                                                                           67,850
.........................................................................................................................
           170,000   French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                              171,700
.........................................................................................................................
           225,000   French Fragrances, Inc. sr. notes
                     Ser. B, 10 3/8s, 2007                                                                       231,188
.........................................................................................................................
            35,000   Granite Broadcasting Corp. sr. sub.
                     notes 10 3/8s, 2005                                                                          34,913
.........................................................................................................................
         1,000,000   Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                          990,000
.........................................................................................................................
           235,000   Granite Broadcasting Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                          229,713
.........................................................................................................................
           360,000   Gray Television, Inc. company
                     guaranty 9 1/4s, 2011                                                                       397,800
.........................................................................................................................
            70,000   Insight Midwest LP/Insight Capital,
                     Inc. bank term loan FRN 4.0625s, 2009
                     (acquired 1/5/01, cost $69,869) (RES)                                                        69,932
.........................................................................................................................
           270,000   Insight Midwest LP/Insight Capital,
                     Inc. sr. notes 10 1/2s, 2010                                                                296,325
.........................................................................................................................
            85,000   Insight Midwest LP/Insight Capital,
                     Inc. sr. notes 9 3/4s, 2009                                                                  89,888
.........................................................................................................................
            34,368   Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                 27,151
.........................................................................................................................
           495,000   Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                   391,050
.........................................................................................................................
            95,000   LIN Television Corp. company guaranty
                     8s, 2008                                                                                    102,125
.........................................................................................................................
           315,000   Merisant Co. 144A sr. sub. notes
                     9 1/2s, 2013                                                                                326,025
.........................................................................................................................
           300,000   MGM Studios bank term loan FRN
                     Ser. B, 4.28s, 2008 (acquired
                     6/10/02, cost $300,000) (RES)                                                               299,719
.........................................................................................................................
           770,000   News America Holdings, Inc. company
                     guaranty 9 1/4s, 2013                                                                     1,028,228
.........................................................................................................................
            61,486   Nexstar Broadcasting bank term loan
                     FRN Ser. B, 4.29s, 2011 (acquired
                     2/5/03, cost $61,486) (RES)                                                                  61,589
.........................................................................................................................
            26,014   Nexstar Mission Broadcasting bank
                     term loan FRN 4.29s, 2011 (acquired
                     2/5/03, cost $26,014) (RES)                                                                  26,057
.........................................................................................................................
           915,000   North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                  915,000
.........................................................................................................................
           440,000   Olympus Cable bank term loan FRN
                     Ser. B, 6s, 2010 (acquired 6/20/02,
                     cost $383,460) (RES)                                                                        390,060
.........................................................................................................................
            30,000   Paxson Communications Corp. company
                     guaranty 10 3/4s, 2008                                                                       32,400
.........................................................................................................................
            60,000   Pegasus Communications Corp. sr.
                     notes Ser. B, 9 3/4s, 2006                                                                   55,200
.........................................................................................................................
           360,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                   338,400
.........................................................................................................................
           198,000   Playtex Products, Inc. bank term loan
                     FRN Ser. C, 3.6152s, 2009 (acquired
                     6/3/02, cost $198,000) (RES)                                                                196,494
.........................................................................................................................
           810,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                       810,000
.........................................................................................................................
           380,000   Polaroid Corp. sr. notes 11 1/2s, 2006
                     (In default) (NON)                                                                           42,275
.........................................................................................................................
           580,000   Premier International Foods PLC sr.
                     notes 12s, 2009 (United Kingdom)                                                            649,600
.........................................................................................................................
         1,040,000   Premier Parks, Inc. sr. notes 10s, 2007                                                   1,029,600
.........................................................................................................................
         1,040,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                          972,400
.........................................................................................................................
         1,710,656   Quorum Broadcast Holdings, LLC
                     notes stepped-coupon zero %
                     (15s, 5/15/06), 2009 (STP)                                                                1,237,831
.........................................................................................................................
           420,000   RAB Enterprises, Inc. company
                     guaranty 10 1/2s, 2005                                                                      180,600
.........................................................................................................................
           133,500   Rayovac Corp. bank term loan FRN
                     Ser. B, 4.9538s, 2009 (acquired
                     9/26/02, cost $133,367) (RES)                                                               133,500
.........................................................................................................................
           330,000   RCN Corp. sr. disc. notes Ser. B,
                     zero %, 2008                                                                                125,400
.........................................................................................................................
           355,000   Regal Cinemas, Inc. company guaranty
                     Ser. B, 9 3/8s, 2012                                                                        390,500
.........................................................................................................................
           640,000   Remington Arms Co., Inc. 144A company
                     guaranty 10 1/2s, 2011                                                                      668,800
.........................................................................................................................
           415,000   Revlon Consumer Products sr. notes
                     9s, 2006                                                                                    265,600
.........................................................................................................................
           320,000   Revlon Consumer Products sr. notes
                     8 1/8s, 2006                                                                                203,200
.........................................................................................................................
           100,000   Rite Aid Corp. bank term loan FRN
                     4.6187s, 2008 (acquired 5/16/03, cost
                     $99,875) (RES)                                                                              101,225
.........................................................................................................................
           475,000   Rite Aid Corp. 144A notes 9 1/2s, 2011                                                      510,625
.........................................................................................................................
           100,000   Rite Aid Corp. 144A notes 6s, 2005                                                           95,000
.........................................................................................................................
           600,000   Rite Aid Corp. 144A sr. notes 9 1/4s, 2013                                                  594,000
.........................................................................................................................
           300,000   Rite Aid Corp. 144A sr. sec. notes
                     8 1/8s, 2010                                                                                310,500
.........................................................................................................................
           500,000   Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                  542,500
.........................................................................................................................
           247,503   Roundy's, Inc. bank term loan FRN
                     3.6307s, 2009 (acquired 6/3/02, cost
                     $247,503) (RES)                                                                             247,503
.........................................................................................................................
           720,000   Sbarro, Inc. company guaranty 11s,2009                                                      615,600
.........................................................................................................................
           410,000   Scotts Co. (The) company guaranty
                     8 5/8s, 2009                                                                                438,700
.........................................................................................................................
           282,113   Shoppers Drug Mart bank term loan
                     FRN Ser. F, 3.1739s, 2009 (acquired
                     various dates from 5/22/02 to
                     5/29/02, cost $283,363) (RES)                                                               282,290
.........................................................................................................................
           670,000   Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                 67
.........................................................................................................................
           260,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8 3/4s, 2011                                                               286,000
.........................................................................................................................
           315,000   Sinclair Broadcast Group, Inc. 144A
                     company guaranty 8s, 2012                                                                   336,263
.........................................................................................................................
           187,500   Six Flags, Inc. bank term loan FRN
                     Ser. B, 3.56s, 2009 (acquired
                     1/15/03, cost $187,266) (RES)                                                               186,934
.........................................................................................................................
         1,075,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                    1,026,625
.........................................................................................................................
           688,000   Southland Corp. debs. Ser. A, 4 1/2s, 2004                                                  688,000
.........................................................................................................................
         1,170,000   TeleWest Communications PLC debs.
                     11s, 2007 (United Kingdom) (In default) (NON)                                               424,125
.........................................................................................................................
           220,000   TeleWest Communications PLC debs.
                     9 5/8s, 2006 (United Kingdom)
                     (In default) (NON)                                                                           79,750
.........................................................................................................................
           160,000   TeleWest Communications PLC sr. notes
                     Ser. S, 9 7/8s, 2010 (United Kingdom)
                     (In default) (NON)                                                                           56,800
.........................................................................................................................
            60,000   TeleWest Communications PLC 144A sr.
                     notes 11 1/4s, 2008 (United Kingdom)
                     (In default) (NON)                                                                           21,750
.........................................................................................................................
         1,110,000   United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands) (In default) (NON)                                              165,113
.........................................................................................................................
         2,000,000   United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     2/1/05), 2010 (Netherlands)
                     (In default) (NON) (STP)                                                                    272,500
.........................................................................................................................
           110,000   United Pan-Europe NV 144A bonds
                     10 7/8s, 2009 (Netherlands) (In default) (NON)                                               22,688
.........................................................................................................................
           260,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                      284,050
.........................................................................................................................
           100,000   Vivendi Universal SA bank term loan
                     FRN Ser. B, 4.029s, 2008 (acquired
                     6/23/03, cost $100,000) (France) (RES)                                                      100,583
.........................................................................................................................
           850,000   Vivendi Universal SA 144A sr. notes
                     9 1/4s, 2010 (France)                                                                       966,875
.........................................................................................................................
           770,000   Vlasic Foods International, Inc. sr. sub.
                     notes  Ser. B, 10 1/4s, 2009 (In default) (NON)                                             161,700
.........................................................................................................................
           570,000   Williams Scotsman, Inc. company
                     guaranty 9 7/8s, 2007                                                                       558,600
.........................................................................................................................
         1,038,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                        1,123,635
.........................................................................................................................
            96,000   Young Broadcasting, Inc. company
                     guaranty Ser. B, 8 3/4s, 2007                                                                97,440
.........................................................................................................................
            80,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                     94,800
.........................................................................................................................
           225,000   Yum! Brands, Inc. sr. notes 8 1/2s, 2006                                                    252,000
.........................................................................................................................
           920,000   Yum! Brands, Inc. sr. notes 7.65s, 2008                                                   1,039,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,530,846
------------------------------------------------------------------------------------------------------------------------
Energy (4.8%)
.........................................................................................................................
           600,000   Arch Western Finance, LLC 144A sr.
                     notes 6 3/4s, 2013                                                                          612,000
.........................................................................................................................
           590,000   Belden & Blake Corp. company guaranty
                     Ser. B, 9 7/8s, 2007                                                                        557,550
.........................................................................................................................
           570,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                621,300
.........................................................................................................................
           305,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           341,600
.........................................................................................................................
           180,000   Chesapeake Energy Corp. company
                     guaranty 8 3/8s, 2008                                                                       194,400
.........................................................................................................................
           135,000   Chesapeake Energy Corp. sr. notes
                     Ser. B, 8 1/2s, 2012                                                                        142,763
.........................................................................................................................
           990,000   Chesapeake Energy Corp. 144A sr.
                     notes 7 1/2s, 2013                                                                        1,051,875
.........................................................................................................................
           785,000   Comstock Resources, Inc. company
                     guaranty 11 1/4s, 2007                                                                      855,650
.........................................................................................................................
           625,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                                646,875
.........................................................................................................................
           235,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                               252,038
.........................................................................................................................
           415,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                       441,975
.........................................................................................................................
           550,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                                574,750
.........................................................................................................................
           260,000   Forest Oil Corp. sr. notes 8s, 2011                                                         280,800
.........................................................................................................................
           280,000   Forest Oil Corp. sr. notes 8s, 2008                                                         296,800
.........................................................................................................................
         1,660,000   Gazprom OAO 144A notes 9 5/8s,
                     2013 (Russia)                                                                             1,858,370
.........................................................................................................................
           345,000   Hornbeck Offshore Services, Inc. sr.
                     notes 10 5/8s, 2008                                                                         380,363
.........................................................................................................................
           250,000   Key Energy Services, Inc. sr. notes
                     6 3/8s, 2013                                                                                256,250
.........................................................................................................................
            80,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                        86,400
.........................................................................................................................
           620,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                689,750
.........................................................................................................................
           350,000   OAO Gazprom notes Ser. REGS, 9 5/8s,
                     2013 (Russia)                                                                               391,825
.........................................................................................................................
           280,000   Offshore Logistics, Inc. 144A sr.
                     notes 6 1/8s, 2013                                                                          281,400
.........................................................................................................................
           485,000   Parker Drilling Co. company guaranty
                     Ser. B, 10 1/8s, 2009                                                                       523,194
.........................................................................................................................
            74,813   Peabody Energy Corp. bank term loan
                     FRN Ser. B, 3.805s, 2010 (acquired
                     3/20/03, cost $74,813) (RES)                                                                 75,311
.........................................................................................................................
           940,000   Pemex Project Funding Master Trust
                     144A bonds 8 5/8s, 2022                                                                   1,069,250
.........................................................................................................................
         1,140,000   Pemex Project Funding Master Trust
                     144A notes 7 3/8s, 2014                                                                   1,238,382
.........................................................................................................................
           860,000   Petronas Capital, Ltd. company
                     guaranty 7 7/8s, 2022 (Malaysia)                                                          1,015,918
.........................................................................................................................
           195,000   Petronas Capital, Ltd. company
                     guaranty 7s, 2012 (Malaysia)                                                                224,991
.........................................................................................................................
         1,730,000   Petronas Capital, Ltd. 144A company
                     guaranty 7 7/8s, 2022 (Malaysia)                                                          2,043,649
.........................................................................................................................
           725,000   Petronas Capital, Ltd. 144A company
                     guaranty 7s, 2012 (Malaysia)                                                                836,505
.........................................................................................................................
         1,580,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                     1,958,998
.........................................................................................................................
           100,000   Pioneer Natural Resources Co. company
                     guaranty 7.2s, 2028                                                                         108,500
.........................................................................................................................
           325,000   Plains All American Pipeline
                     LP/Plains All American Finance Corp.
                     company guaranty 7 3/4s, 2012                                                               365,625
.........................................................................................................................
           520,000   Plans Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                       556,400
.........................................................................................................................
           415,000   Plans Exploration & Production Co.
                     144A sr. sub. notes 8 3/4s, 2012                                                            444,050
.........................................................................................................................
           595,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                        658,963
.........................................................................................................................
           372,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          384,090
.........................................................................................................................
           280,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005 (In default) (NON)                                                     30,800
.........................................................................................................................
           630,000   Star Gas Partners LP/Star Gas Finance
                     Co. 144A sr. notes 10 1/4s, 2013                                                            655,200
.........................................................................................................................
           340,000   Star Gas Propane bank term loan
                     FRN 8.04s, 2009 (acquired 5/7/03,
                     cost $333,200) (RES)                                                                        334,900
.........................................................................................................................
           130,000   Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                                134,875
.........................................................................................................................
           650,000   Stone Energy Corp. sr. sub. notes
                     8 1/4s, 2011                                                                                685,750
.........................................................................................................................
           290,000   Swift Energy Co. sr. sub. notes
                     10 1/4s, 2009                                                                               310,300
.........................................................................................................................
           430,000   Swift Energy Co. sr. sub. notes
                     9 3/8s, 2012                                                                                464,400
.........................................................................................................................
           310,000   Tesoro Petroleum Corp. 144A sr. disc.
                     notes 8s, 2008                                                                              317,750
.........................................................................................................................
           660,000   Trico Marine Services, Inc. company
                     guaranty 8 7/8s, 2012                                                                       577,500
.........................................................................................................................
           125,000   Universal Compression, Inc. 144A sr.
                     notes 7 1/4s, 2010                                                                          129,375
.........................................................................................................................
           310,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                339,450
.........................................................................................................................
           655,000   Vintage Petroleum, Inc. sr. sub.
                     notes 9 3/4s, 2009                                                                          704,125
.........................................................................................................................
           125,000   Vintage Petroleum, Inc. sr. sub.
                     notes 7 7/8s, 2011                                                                          130,938
.........................................................................................................................
           100,000   Weg Acquistion bank term loan
                     FRN 5.779s, 2008 (acquired 6/13/03,
                     cost $99,000) (RES)                                                                         100,750
.........................................................................................................................
           740,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       810,300
.........................................................................................................................
           240,000   Westport Resources Corp. 144A company
                     guaranty 8 1/4s, 2011                                                                       262,800
.........................................................................................................................
           200,000   XCL, Ltd. 144A company guaranty
                     13 1/2s, 2004 (In default) (NON)                                                             60,000
.........................................................................................................................
           320,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     366,400
.........................................................................................................................
           195,000   XTO Energy, Inc. 144A sr. notes
                     6 1/4s, 2013                                                                                207,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,941,361
------------------------------------------------------------------------------------------------------------------------
Financial (1.6%)
.........................................................................................................................
           970,000   Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                         567,450
.........................................................................................................................
           110,000   Chevy Chase Savings Bank, Inc. sub.
                     debs. 9 1/4s, 2008                                                                          110,550
.........................................................................................................................
           315,000   Chevy Chase Savings Bank, Inc. sub.
                     debs. 9 1/4s, 2005                                                                          315,788
.........................................................................................................................
           370,000   Conseco, Inc. 144A company guaranty
                     10 3/4s, 2009 (In default) (NON)                                                            192,400
.........................................................................................................................
           120,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007 (R)                                                                      122,400
.........................................................................................................................
           685,000   Crescent Real Estate Equities LP sr.
                     notes 9 1/4s, 2009 (R)                                                                      738,636
.........................................................................................................................
         1,999,000   Finova Group, Inc. notes 7 1/2s, 2009                                                       869,565
.........................................................................................................................
           220,168   Hilb, Rogal & Hamilton Co. bank term
                     loan FRN Ser. B, 4.0625s, 2007
                     (acquired 6/20/02, cost $220,168) (RES)                                                     220,719
.........................................................................................................................
           725,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                            797,500
.........................................................................................................................
           375,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                393,750
.........................................................................................................................
         1,980,000   JP Morgan HYDI notes 8s, 2008                                                             2,044,350
.........................................................................................................................
           227,000   Nationwide Credit, Inc. sr. notes
                     Ser. A, 10 1/4s, 2008 (In default) (NON)                                                      1,135
.........................................................................................................................
            44,000   Ocwen Financial Corp. notes
                     11 7/8s, 2003                                                                                44,110
.........................................................................................................................
           680,000   Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                   680,000
.........................................................................................................................
         1,575,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,892,125
.........................................................................................................................
           490,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                                529,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,519,678
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (3.0%)
.........................................................................................................................
           435,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                      493,181
.........................................................................................................................
           570,000   Argosy Gaming Co. company guaranty
                     10 3/4s, 2009                                                                               622,725
.........................................................................................................................
           160,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   172,800
.........................................................................................................................
           165,000   Borgata Resorts bank term loan
                     FRN Ser. B, 5.3393s, 2007 (acquired
                     6/5/02, cost $164,588) (RES)                                                                165,309
.........................................................................................................................
           670,000   Boyd Gaming Corp. sr. sub. notes
                     8 3/4s, 2012                                                                                733,650
.........................................................................................................................
           320,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     345,600
.........................................................................................................................
           790,000   Herbst Gaming, Inc. sec. notes
                     Ser. B, 10 3/4s, 2008                                                                       880,850
.........................................................................................................................
           610,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                        600,850
.........................................................................................................................
           790,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                       841,350
.........................................................................................................................
           565,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          693,145
.........................................................................................................................
           795,000   Majestic Investor Holdings/Capital
                     Corp. company guaranty 11.653s, 2007                                                        795,000
.........................................................................................................................
         1,625,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                              1,909,375
.........................................................................................................................
           440,000   Mirage Resorts, Inc. notes 6 3/4s, 2008                                                     467,500
.........................................................................................................................
            45,000   Mohegan Tribal Gaming Authority sr.
                     notes 8 1/8s, 2006                                                                           48,825
.........................................................................................................................
           620,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     668,050
.........................................................................................................................
           180,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/8s, 2011                                                                     194,850
.........................................................................................................................
           620,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8s, 2012                                                                         668,050
.........................................................................................................................
           845,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                          929,500
.........................................................................................................................
           435,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 7/8s, 2008                                                                     479,588
.........................................................................................................................
            95,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 1/8s, 2011                                                                     104,263
.........................................................................................................................
           320,000   Park Place Entertainment Corp. 144A
                     sr. notes 7s, 2013                                                                          343,200
.........................................................................................................................
           196,167   Penn National Gaming, Inc. bank term
                     loan FRN Ser. B, 5.1243s, 2010
                     (acquired 2/19/03, cost $195,921) (RES)                                                     196,314
.........................................................................................................................
           400,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              444,000
.........................................................................................................................
           845,000   Penn National Gaming, Inc. sr. sub.
                     notes 8 7/8s, 2010                                                                          895,700
.........................................................................................................................
           100,000   Pinnacle Entertainment, Inc. bank
                     term loan FRN Ser. B, 5.6825s, 2008
                     (acquired 4/3/03, cost $98,750) (RES)                                                       100,500
.........................................................................................................................
           185,000   Pinnacle Entertainment, Inc. sr. sub.
                     notes Ser. B, 9 1/2s, 2007                                                                  183,613
.........................................................................................................................
           305,000   Resorts International Hotel and Casino,
                     Inc. company guaranty 11 1/2s, 2009                                                         289,750
.........................................................................................................................
           480,000   Riviera Holdings Corp. company
                     guaranty 11s, 2010                                                                          458,400
.........................................................................................................................
           248,750   Scientific Gaming bank term loan
                     FRN Ser. B, 4.82s, 2008 (acquired
                     12/11/02, cost $247,506) (RES)                                                              248,937
.........................................................................................................................
           665,000   Station Casinos, Inc. sr. notes 8 3/8s, 2008                                                718,200
.........................................................................................................................
           360,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                              282,600
.........................................................................................................................
         1,310,000   Trump Casino Holdings, LLC 144A mtge.
                     11 5/8s, 2010                                                                             1,251,050
.........................................................................................................................
           885,000   Venetian Casino Resort, LLC company
                     guaranty 11s, 2010                                                                          997,838
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,224,563
------------------------------------------------------------------------------------------------------------------------
Health Care (3.8%)
.........................................................................................................................
           130,000   ALARIS Medical Systems, Inc. company
                     guaranty 9 3/4s, 2006                                                                       134,550
.........................................................................................................................
           665,000   ALARIS Medical Systems, Inc. sec.
                     notes Ser. B, 11 5/8s, 2006                                                                 811,300
.........................................................................................................................
           440,000   ALARIS Medical Systems, Inc. sr. sub.
                     notes 7 1/4s, 2011                                                                          447,700
.........................................................................................................................
            50,000   ALARIS Medical Systems, Inc. bank
                     term loan FRN 3.866s, 2009 (acquired
                     6/30/03, cost $50,000) (RES)                                                                 50,396
.........................................................................................................................
           470,000   ALARIS Medical, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     8/1/03), 2008 (STP)                                                                         495,850
.........................................................................................................................
         1,524,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                    1,592,580
.........................................................................................................................
            13,400   Alderwoods Group, Inc. company
                     guaranty 11s, 2007                                                                           13,534
.........................................................................................................................
           611,000   Alliance Imaging, Inc. sr. sub. notes
                     10 3/8s, 2011                                                                               638,495
.........................................................................................................................
           365,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       396,025
.........................................................................................................................
           510,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                562,275
.........................................................................................................................
           120,000   Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                               132,000
.........................................................................................................................
           770,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                               823,900
.........................................................................................................................
           297,750   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 3.7801s, 2010
                     (acquired 7/1/02, cost $297,750) (RES)                                                      296,494
.........................................................................................................................
           150,000   Dade Behring, Inc. company guaranty
                     11.91s, 2010                                                                                171,000
.........................................................................................................................
           295,542   DaVita, Inc. bank term loan FRN
                     Ser. B, 5.28s, 2009 (acquired
                     4/26/02, cost $295,173) (RES)                                                               295,788
.........................................................................................................................
           440,000   Extendicare Health Services, Inc.
                     company guaranty 9 1/2s, 2010                                                               462,000
.........................................................................................................................
           199,500   Fisher Scientific International, Inc. bank
                     term loan FRN Ser. B, 3.8125s, 2010
                     (acquired 2/13/03, cost $199,500) (RES)                                                     200,248
.........................................................................................................................
           199,500   Fresenius Medical Care AG bank term
                     loan FRN 3.8027s, 2010 (acquired
                     2/18/03, cost $199,500) (RES)                                                               200,331
.........................................................................................................................
            33,462   Genesis Health Ventures, Inc. sec.
                     notes FRN 6.29s, 2007                                                                        33,127
.........................................................................................................................
           525,000   Hanger Orthopedic Group, Inc. company
                     guaranty 10 3/8s, 2009                                                                      580,125
.........................................................................................................................
           125,000   Hanger Orthopedic Group, Inc. sr.
                     sub. notes 11 1/4s, 2009                                                                    136,875
.........................................................................................................................
           195,000   HCA, Inc. debs. 7.19s, 2015                                                                 205,276
.........................................................................................................................
           210,000   HCA, Inc. notes 8.36s, 2024                                                                 236,438
.........................................................................................................................
           840,000   HCA, Inc. notes 7s, 2007                                                                    901,091
.........................................................................................................................
           965,000   Healthsouth Corp. notes 7 5/8s, 2012
                     (In default) (NON)                                                                          743,050
.........................................................................................................................
           570,000   Healthsouth Corp. sr. notes 8 1/2s,
                     2008 (In default) (NON)                                                                     447,450
.........................................................................................................................
           210,000   Healthsouth Corp. sr. notes 8 3/8s, 2011
                     (In default) (NON)                                                                          161,700
.........................................................................................................................
           195,000   Healthsouth Corp. sr. notes 7s, 2008
                     (In default) (NON)                                                                          153,075
.........................................................................................................................
           340,000   IASIS Healthcare Corp. company
                     guaranty 13s, 2009                                                                          377,400
.........................................................................................................................
            65,000   IASIS Healthcare Corp. 144A sr. sub.
                     notes 8 1/2s, 2009                                                                           66,625
.........................................................................................................................
           680,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                14,450
.........................................................................................................................
           430,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                 9,675
.........................................................................................................................
           164,699   Kinetic Concepts, Inc. bank term loan
                     FRN Ser. C, 4.04s, 2005 (acquired
                     11/5/01, cost $164,905) (RES)                                                               164,493
.........................................................................................................................
           660,000   Kinetic Concepts, Inc. company
                     guaranty Ser. B, 9 5/8s, 2007                                                               693,000
.........................................................................................................................
         1,275,000   Magellan Health Services, Inc. sr.
                     sub. notes 9s, 2008 (In default) (NON)                                                      548,250
.........................................................................................................................
           225,000   Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007 (In default) (NON)                                                   223,875
.........................................................................................................................
           125,000   Medex, Inc. bank term loan FRN 4.78s,
                     2009 (acquired 5/16/03, cost $99,750) (RES)                                                 125,365
.........................................................................................................................
           495,000   Mediq, Inc. debs. stepped-coupon 13s,
                     2009 (In default) (NON)                                                                          50
.........................................................................................................................
           795,000   MedQuest, Inc. company guaranty
                     Ser. B, 11 7/8s, 2012                                                                       838,725
.........................................................................................................................
         1,465,000   Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                  21,975
.........................................................................................................................
EUR        325,000   NYCO Holdings 144A 11 1/2s, 2013                                                            392,383
.........................................................................................................................
          $315,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                        344,138
.........................................................................................................................
           315,000   Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                  322,875
.........................................................................................................................
         1,030,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                            1,179,350
.........................................................................................................................
           470,000   Province Healthcare Co. sr. sub.
                     notes 7 1/2s, 2013                                                                          462,950
.........................................................................................................................
           260,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                260,000
.........................................................................................................................
            70,000   Service Corp. International notes
                     7.7s, 2009                                                                                   71,400
.........................................................................................................................
            60,000   Service Corp. International notes
                     7.2s, 2006                                                                                   60,300
.........................................................................................................................
            20,000   Service Corp. International notes
                     6 7/8s, 2007                                                                                 19,800
.........................................................................................................................
            95,000   Service Corp. International notes
                     6 1/2s, 2008                                                                                 92,863
.........................................................................................................................
           945,000   Service Corp. International notes
                     6s, 2005                                                                                    952,088
.........................................................................................................................
           230,000   Service Corp. International notes
                     Ser. (a), 7.7s, 2009                                                                        234,600
.........................................................................................................................
           650,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                               724,750
.........................................................................................................................
           100,000   Tenet Healthcare Corp. sr. notes
                     6 3/8s, 2011                                                                                 92,500
.........................................................................................................................
           880,000   Tenet Healthcare Corp. sr. notes
                     5 3/8s, 2006                                                                                844,800
.........................................................................................................................
         1,500,000   Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                1,672,500
.........................................................................................................................
           633,804   Triad Hospitals, Inc. bank term loan
                     FRN Ser. B, 4.32s, 2008 (acquired
                     4/24/01, cost $633,171) (RES)                                                               636,469
.........................................................................................................................
           260,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012                                                                   283,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,053,722
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.0%)
.........................................................................................................................
           390,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       430,950
.........................................................................................................................
           260,000   D.R. Horton, Inc. company guaranty
                     8 1/2s, 2012                                                                                291,200
.........................................................................................................................
           560,000   D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                    621,600
.........................................................................................................................
           160,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                    169,600
.........................................................................................................................
           400,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                              468,000
.........................................................................................................................
           260,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8 7/8s, 2012                                                               284,050
.........................................................................................................................
           120,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8s, 2012                                                                   130,800
.........................................................................................................................
           180,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. sub. notes 7 3/4s, 2013                                                                 188,550
.........................................................................................................................
           685,000   KB Home sr. sub. notes 9 1/2s, 2011                                                         774,906
.........................................................................................................................
            50,000   KB Home sr. sub. notes 7 3/4s, 2010                                                          54,063
.........................................................................................................................
           525,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                   595,875
.........................................................................................................................
           110,000   Ryland Group, Inc. sr. sub. notes
                     8 1/4s, 2008                                                                                114,538
.........................................................................................................................
           465,000   Schuler Homes, Inc. company guaranty
                     10 1/2s, 2011                                                                               534,750
.........................................................................................................................
            40,000   Schuler Homes, Inc. company guaranty
                     9s, 2008                                                                                     41,800
.........................................................................................................................
            30,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                       31,950
.........................................................................................................................
           115,000   Technical Olympic USA, Inc. company
                     guaranty 9s, 2010                                                                           124,200
.........................................................................................................................
            80,000   Technical Olympic USA, Inc. 144A sr.
                     sub. notes 10 3/8s, 2012                                                                     85,200
.........................................................................................................................
           320,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    340,400
.........................................................................................................................
           140,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      155,400
.........................................................................................................................
           135,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      149,175
.........................................................................................................................
           455,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                       484,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,071,582
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.2%)
.........................................................................................................................
           790,000   Sealy Mattress Co. company guaranty
                     Ser. B, zero %, 2002                                                                        805,800
.........................................................................................................................
           645,000   Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        638,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,444,350
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.4%)
.........................................................................................................................
           765,000   FelCor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                            795,600
.........................................................................................................................
           710,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      777,450
.........................................................................................................................
           265,000   HMH Properties, Inc. company guaranty
                     Ser. A, 7 7/8s, 2005                                                                        269,638
.........................................................................................................................
         3,820,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      3,877,300
.........................................................................................................................
           210,000   HMH Properties, Inc. sr. notes
                     Ser. C, 8.45s, 2008                                                                         216,825
.........................................................................................................................
           515,000   ITT Corp. notes 6 3/4s, 2005                                                                537,534
.........................................................................................................................
           960,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                            1,014,000
.........................................................................................................................
           460,000   RFS Partnership LP company guaranty
                     9 3/4s, 2012                                                                                465,750
.........................................................................................................................
           105,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                          114,975
.........................................................................................................................
           325,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          342,063
.........................................................................................................................
           125,000   Wyndham International, Inc. bank term
                     loan FRN 6.029s, 2006 (acquired
                     5/21/03, cost $100,000) (RES)                                                               108,734
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,519,869
------------------------------------------------------------------------------------------------------------------------
Publishing (2.2%)
.........................................................................................................................
           125,000   Affinity Group Holdings bank term
                     loan FRN 7s, 2009 (acquired 5/27/03,
                     cost $124,688) (RES)                                                                        125,078
.........................................................................................................................
         1,030,000   Affinity Group Holdings sr. notes
                     11s, 2007                                                                                 1,055,750
.........................................................................................................................
           225,000   CanWest Media, Inc. 144A notes
                     7 5/8s, 2013 (Canada)                                                                       239,063
.........................................................................................................................
           380,000   Garden State Newspapers, Inc. sr.
                     sub. notes 8 5/8s, 2011                                                                     395,200
.........................................................................................................................
           280,000   Garden State Newspapers, Inc. sr.
                     sub. notes Ser. B, 8 3/4s, 2009                                                             288,400
.........................................................................................................................
           375,000   Hollinger International Publishing,
                     Inc. sr. notes 9s, 2010                                                                     401,250
.........................................................................................................................
         1,255,977   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    1,406,694
.........................................................................................................................
           480,000   Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011 (In default) (NON)                                                     4,800
.........................................................................................................................
           440,000   Mail-Well I Corp. company guaranty
                     9 5/8s, 2012                                                                                465,300
.........................................................................................................................
           100,000   Moore Wallace bank term loan
                     FRN Ser. B, 4.2688s, 2010 (acquired
                     3/13/03, cost $100,000) (RES)                                                               100,719
.........................................................................................................................
           188,478   PRIMEDIA, Inc. bank term loan
                     FRN Ser. B, 4.0981s, 2009 (acquired
                     2/10/03, cost $180,468) (RES)                                                               182,294
.........................................................................................................................
         1,270,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                              1,336,675
.........................................................................................................................
           320,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                323,200
.........................................................................................................................
           700,000   PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                                      721,000
.........................................................................................................................
           340,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                               284,750
.........................................................................................................................
           775,000   Quebecor Media, Inc. sr. notes
                     11 1/8s, 2011 (Canada)                                                                      891,250
.........................................................................................................................
           248,750   RH Donnelley Finance Corp. I bank
                     term loan FRN Ser. B, 5.2927s, 2010
                     (acquired 12/4/02, cost $248,750) (RES)                                                     252,896
.........................................................................................................................
           780,000   RH Donnelley Finance Corp. I 144A sr.
                     notes 8 7/8s, 2010                                                                          861,900
.........................................................................................................................
           500,000   RH Donnelley Finance Corp. I 144A sr.
                     sub. notes 10 7/8s, 2012                                                                    582,500
.........................................................................................................................
           168,476   Sum Media bank term loan FRN Ser. B,
                     3.7988s, 2009 (acquired 2/4/03,
                     cost $168,476) (RES)                                                                        168,581
.........................................................................................................................
           775,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                               790,500
.........................................................................................................................
           955,000   Vertis, Inc. 144A sec. notes 9 3/4s, 2009                                                   993,200
.........................................................................................................................
           650,000   Von Hoffman Press, Inc. company
                     guaranty 10 1/4s, 2009                                                                      695,500
.........................................................................................................................
           160,000   Von Hoffman Press, Inc. company
                     guaranty FRN 10 3/8s, 2007                                                                  160,800
.........................................................................................................................
           216,306   Von Hoffman Press, Inc. debs. 13s, 2009 (PIK)                                               201,165
.........................................................................................................................
            80,000   Yell Finance BV sr. notes 10 3/4s,
                     2011 (Netherlands)                                                                           92,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,020,865
------------------------------------------------------------------------------------------------------------------------
Retail (1.1%)
.........................................................................................................................
            86,786   Advance Stores bank term loan
                     FRN Ser. C, 4.0857s, 2007 (acquired
                     3/4/03, cost $86,786) (RES)                                                                  87,025
.........................................................................................................................
           510,000   Asbury Automotive Group, Inc. company
                     guaranty 9s, 2012                                                                           492,150
.........................................................................................................................
           785,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    871,350
.........................................................................................................................
           270,000   Gap, Inc. (The) notes 6.9s, 2007                                                            290,925
.........................................................................................................................
           315,000   Hollywood Entertainment Corp. sr.
                     sub. notes 9 5/8s, 2011                                                                     343,350
.........................................................................................................................
           705,000   J. Crew Operating Corp. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                         683,850
.........................................................................................................................
         1,015,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                     1,004,850
.........................................................................................................................
           150,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       146,250
.........................................................................................................................
            20,000   JC Penney Co., Inc. notes 8s, 2010                                                           20,950
.........................................................................................................................
           280,000   JC Penney Co., Inc. notes Ser. A MTN,
                     7.05s, 2005                                                                                 289,100
.........................................................................................................................
           350,000   NBTY, Inc. sr. sub. notes Ser. B,
                     8 5/8s, 2007                                                                                359,625
.........................................................................................................................
         1,420,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                  1,501,650
.........................................................................................................................
           455,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                       486,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,577,925
------------------------------------------------------------------------------------------------------------------------
Technology (2.0%)
.........................................................................................................................
           530,000   AMI Semiconductor, Inc. 144A sr. sub.
                     notes 10 3/4s, 2013                                                                         593,600
.........................................................................................................................
           330,000   Amkor Technologies, Inc. structured
                     notes 12.58s, 2005 (issued by STEERS
                     Credit Linked Trust 2000)                                                                   330,000
.........................................................................................................................
           125,000   Amkor Technology, Inc. bank term loan
                     FRN 5.02s, 2006 (acquired 4/17/03,
                     cost $125,164) (RES)                                                                        126,380
.........................................................................................................................
           160,000   Avaya, Inc. sec. sr. notes 11 1/8s, 2009                                                    175,200
.........................................................................................................................
           480,000   DigitalNet Holdings, Inc. 144A sr.
                     notes 9s, 2010                                                                              480,000
.........................................................................................................................
           160,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                172,400
.........................................................................................................................
           240,000   Iron Mountain, Inc. company guaranty
                     8 1/8s, 2008 (Canada)                                                                       249,600
.........................................................................................................................
         1,240,000   Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                              1,320,600
.........................................................................................................................
            60,000   Lucent Technologies, Inc. debs.
                     6 1/2s, 2028                                                                                 41,400
.........................................................................................................................
         2,170,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                               1,486,450
.........................................................................................................................
           690,000   Lucent Technologies, Inc. notes
                     7 1/4s, 2006                                                                                653,775
.........................................................................................................................
            45,000   Lucent Technologies, Inc. notes
                     5 1/2s, 2008                                                                                 37,913
.........................................................................................................................
           940,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                               911,800
.........................................................................................................................
           480,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                          484,800
.........................................................................................................................
           670,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                  576,200
.........................................................................................................................
           550,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                            591,250
.........................................................................................................................
           134,346   Telex Communications Group, Inc. sr.
                     sub. notes Ser. A, zero %, 2006                                                              73,890
.........................................................................................................................
           297,004   Titan Corp. (The) bank term loan
                     FRN Ser. B, 4.5536s, 2009 (acquired
                     various dates from 5/14/02 to 6/3/02,
                     cost $298,133) (RES)                                                                        297,128
.........................................................................................................................
           315,000   Titan Corp. (The) 144A sr. sub. notes
                     8s, 2011                                                                                    333,900
.........................................................................................................................
           165,000   Xerox Cap Europe PLC company guaranty
                     5 7/8s, 2004 (United Kingdom)                                                               165,825
.........................................................................................................................
           345,000   Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                      332,925
.........................................................................................................................
         1,530,000   Xerox Corp. sr. notes 7 1/8s, 2010                                                        1,533,825
.........................................................................................................................
           465,000   Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                     523,125
.........................................................................................................................
EUR        170,000   Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                     215,104
.........................................................................................................................
          $160,000   Xerox Credit Corp. sr. notes 6.1s, 2003                                                     160,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,867,890
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
.........................................................................................................................
           490,000   Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008 (In default) (NON)                                                               3,063
.........................................................................................................................
           690,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                  574,425
.........................................................................................................................
           390,000   Oxford Industries, Inc. 144A sr.
                     notes 8 7/8s, 2011                                                                          409,500
.........................................................................................................................
           440,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                                481,800
.........................................................................................................................
           535,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                      603,881
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,072,669
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.1%)
.........................................................................................................................
           500,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                          365,000
------------------------------------------------------------------------------------------------------------------------
Transportation (1.4%)
.........................................................................................................................
            60,000   Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada) (In default) (NON)                                                             27,300
.........................................................................................................................
           829,122   Air2 US 144A sinking fund Ser. D,
                     12.266s, 2020 (In default) (NON)                                                             74,621
.........................................................................................................................
           370,000   Allied Holdings, Inc. company
                     guaranty Ser. B, 8 5/8s, 2007                                                               333,000
.........................................................................................................................
           320,000   American Airlines, Inc. pass-through
                     certificates Ser. 01-1, 6.817s, 2011                                                        268,800
.........................................................................................................................
           210,000   American Airlines, Inc. pass-through
                     certificates Ser. 99-1, 7.024s, 2009                                                        197,400
.........................................................................................................................
           174,136   American Airlines, Inc. pass-through
                     certificates Ser. 99-1, 6.855s, 2009                                                        163,688
.........................................................................................................................
           885,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               734,550
.........................................................................................................................
           280,000   Continental Airlines, Inc. pass-through
                     certificates Ser. D, 7.568s, 2006                                                           207,200
.........................................................................................................................
           810,000   CSX Corp. notes 6 1/4s, 2008                                                                924,950
.........................................................................................................................
           350,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, Class C, 7.779s, 2005                                               304,447
.........................................................................................................................
           230,476   Delta Air Lines, Inc. pass-through
                     certificates Ser. C, 7.779s, 2012                                                           184,381
.........................................................................................................................
           790,000   Evergreen International Aviation,
                     Inc. 144A sec. notes 12s, 2010                                                              778,150
.........................................................................................................................
EUR        200,000   Fixed-Link Finance BV sec. notes FRN
                     Ser. B2-X, 7.85s, 2009 (Netherlands)                                                        186,008
.........................................................................................................................
          $790,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               882,825
.........................................................................................................................
           160,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                               165,800
.........................................................................................................................
           870,000   Navistar International Corp. company
                     guaranty Ser. B, 9 3/8s, 2006                                                               933,075
.........................................................................................................................
           190,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      188,100
.........................................................................................................................
            90,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                         84,150
.........................................................................................................................
           500,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                       422,500
.........................................................................................................................
           385,000   Northwest Airlines, Inc. sr. notes
                     9 7/8s, 2007                                                                                313,775
.........................................................................................................................
           299,077   NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                    305,058
.........................................................................................................................
           175,000   Pacer International, Inc. bank term
                     loan FRN 4.529s, 2010 (acquired
                     6/10/03, cost $175,781) (RES)                                                               175,875
.........................................................................................................................
           170,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              193,800
.........................................................................................................................
         1,120,000   US Air, Inc. pass-through certificates
                     Ser. 93-A2, 9 5/8s, 2003 (In default) (NON)                                                 448,000
.........................................................................................................................
           170,000   US Air, Inc. pass-through certificates
                     Ser. 93-A3, 10 3/8s, 2013 (In default) (NON)                                                 68,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,565,453
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (3.9%)
.........................................................................................................................
            48,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                       46,800
.........................................................................................................................
            28,000   AES Corp. (The) sr. notes 8 3/4s, 2008                                                       27,580
.........................................................................................................................
           670,000   AES Corp. (The) 144A sec. notes
                     9s, 2015                                                                                    710,200
.........................................................................................................................
           615,000   AES Corp. (The) 144A sec. notes
                     8 3/4s, 2013                                                                                647,288
.........................................................................................................................
           790,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                675,450
.........................................................................................................................
           285,000   Allegheny Energy, Inc. notes 7 3/4s, 2005                                                   285,000
.........................................................................................................................
           365,000   Avon Energy Partners Holdings 144A
                     notes 7.05s, 2007 (United Kingdom)                                                          312,988
.........................................................................................................................
            35,000   Avon Energy Partners Holdings 144A
                     notes 6.46s, 2008 (United Kingdom)                                                           29,449
.........................................................................................................................
           375,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              293,438
.........................................................................................................................
           310,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                       286,750
.........................................................................................................................
            30,000   Calpine Corp. sr. notes 8 3/4s, 2007                                                         24,525
.........................................................................................................................
         1,095,000   Calpine Corp. sr. notes 8 5/8s, 2010                                                        821,250
.........................................................................................................................
           895,000   Calpine Corp. sr. notes 8 1/2s, 2011                                                        671,250
.........................................................................................................................
         1,100,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                        836,000
.........................................................................................................................
           350,000   Calpine Corp. sr. notes 7 5/8s, 2006                                                        303,625
.........................................................................................................................
           240,000   CenterPoint Energy Resources Corp.
                     debs. 6 1/2s, 2008                                                                          257,393
.........................................................................................................................
           195,000   CenterPoint Energy Resources Corp.
                     144A general ref. mtge. 7 7/8s, 2013                                                        224,298
.........................................................................................................................
            61,839   CMS Energy Corp. bank term loan
                     FRN Ser. B, 7 1/2s, 2004 (acquired
                     4/21/03, cost $61,375) (RES)                                                                 61,762
.........................................................................................................................
           115,000   CMS Energy Corp. bank term loan
                     FRN Ser. C, 9s, 2004 (acquired 4/21/03,
                     cost $113,563) (RES)                                                                        115,144
.........................................................................................................................
           260,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       255,775
.........................................................................................................................
            90,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                      93,938
.........................................................................................................................
           380,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                     385,700
.........................................................................................................................
           695,000   Dynegy Holdings, Inc. company
                     guaranty 6 3/4s, 2005                                                                       656,775
.........................................................................................................................
            65,000   Dynegy Holdings, Inc. sr. notes
                     8 1/8s, 2005                                                                                 63,213
.........................................................................................................................
           125,000   Dynegy Holdings, Inc. sr. notes
                     7.45s, 2006                                                                                 119,063
.........................................................................................................................
           240,000   Dynegy Holdings, Inc. sr. notes
                     6 7/8s, 2011                                                                                201,600
.........................................................................................................................
           330,000   Edison Mission Energy sr. notes 10s, 2008                                                   311,850
.........................................................................................................................
           340,000   Edison Mission Energy sr. notes
                     9 7/8s, 2011                                                                                314,500
.........................................................................................................................
           130,000   El Paso CGP Co. debs. 6 1/2s, 2008                                                          116,350
.........................................................................................................................
           170,000   El Paso CGP Co. notes 6 3/8s, 2009                                                          148,750
.........................................................................................................................
           240,000   El Paso Corp. notes Ser. MTN, 6.95s, 2007                                                   224,400
.........................................................................................................................
           105,000   El Paso Corp. sr. notes 7 3/8s, 2012                                                         93,975
.........................................................................................................................
           785,000   El Paso Production Holding Co. 144A
                     sr. notes 7 3/4s, 2013                                                                      783,038
.........................................................................................................................
           555,000   Gemstone Investor, Ltd. 144A company
                     guaranty 7.71s, 2004                                                                        552,225
.........................................................................................................................
           785,000   Israel Electric Corp., Ltd. notes
                     Ser. REGS, 7.95s, 2011 (Israel)                                                             876,021
.........................................................................................................................
           199,500   ITC Holdings Corp. bank term loan
                     FRN 5.0844s, 2009 (acquired 2/27/03,
                     cost $198,503) (RES)                                                                        200,664
.........................................................................................................................
           199,500   ITC OPCO bank term loan FRN 3.8294s,
                     2009 (acquired 2/27/03, cost $199,251) (RES)                                                199,916
.........................................................................................................................
           690,000   Midland Funding II Corp. debs.
                     Ser. A, 11 3/4s, 2005                                                                       745,200
.........................................................................................................................
           230,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                            142,600
.........................................................................................................................
           720,000   Mirant Americas Generation, Inc. sr.
                     notes 7 5/8s, 2006                                                                          554,400
.........................................................................................................................
           230,000   Mirant Americas Generation, Inc. sr.
                     notes 7.2s, 2008                                                                            144,900
.........................................................................................................................
           180,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               121,500
.........................................................................................................................
           290,000   Northwest Pipeline Corp. company
                     guaranty 8 1/8s, 2010                                                                       311,750
.........................................................................................................................
           730,000   Northwestern Corp. notes 8 3/4s, 2012                                                       562,100
.........................................................................................................................
           320,000   Pacific Gas & Electric Co. 144A sr.
                     notes 7 3/8s, 2005 (In default) (NON)                                                       331,200
.........................................................................................................................
           535,000   PG&E Corp. 144A sec. notes 6 7/8s, 2008                                                     553,725
.........................................................................................................................
           135,000   PG&E Gas Transmission Northwest sr.
                     notes 7.1s, 2005                                                                            137,025
.........................................................................................................................
           515,000   PSEG Energy Holdings, Inc. 144A notes
                     7 3/4s, 2007                                                                                544,613
.........................................................................................................................
           410,000   SEMCO Energy, Inc. 144A sr. notes
                     7 3/4s, 2013                                                                                434,600
.........................................................................................................................
            15,000   Sierra Pacific Power Co. general ref.
                     mtge. Ser. A, 8s, 2008                                                                       15,675
.........................................................................................................................
           160,000   Sierra Pacific Power Co. med. term
                     notes Ser. C, 6.82s, 2006                                                                   157,600
.........................................................................................................................
           610,000   Sierra Pacific Resources notes
                     8 3/4s, 2005                                                                                632,875
.........................................................................................................................
            80,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                 81,500
.........................................................................................................................
           840,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                          920,850
.........................................................................................................................
           265,000   Teco Energy, Inc. notes 10 1/2s, 2007                                                       302,431
.........................................................................................................................
           130,000   Teco Energy, Inc. notes 7.2s, 2011                                                          128,863
.........................................................................................................................
           350,000   Teco Energy, Inc. notes 7s, 2012                                                            341,250
.........................................................................................................................
           315,000   Teco Energy, Inc. sr. notes 7 1/2s, 2010                                                    321,300
.........................................................................................................................
           530,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                590,950
.........................................................................................................................
           480,000   Williams Cos., Inc. (The) FRN Ser. A,
                     6 3/4s, 2006                                                                                472,800
.........................................................................................................................
           315,000   Williams Cos., Inc. (The) notes
                     9 1/4s, 2004                                                                                322,875
.........................................................................................................................
           610,000   Williams Cos., Inc. (The) notes
                     6 1/2s, 2006                                                                                594,750
.........................................................................................................................
           605,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                                632,225
.........................................................................................................................
           320,000   Williams Holdings of Delaware notes
                     6 1/2s, 2008                                                                                312,000
.........................................................................................................................
           100,000   Williams Products bank term loan FRN
                     4.9s, 2007 (acquired 6/4/03, cost
                     $100,000) (RES)                                                                             100,500
.........................................................................................................................
           815,414   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                    570,790
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,310,790
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $323,231,395)                                                                    $323,684,131
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (16.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,585,000   Brazil (Federal Republic of) bonds
                     10 1/8s, 2027                                                                            $1,369,440
.........................................................................................................................
           540,000   Brazil (Federal Republic of) FRB
                     2 1/8s, 2024                                                                                399,600
.........................................................................................................................
           555,000   Brazil (Federal Republic of) notes
                     10 1/4s, 2013                                                                               525,863
.........................................................................................................................
           580,000   Brazil (Federal Republic of) notes
                     10s, 2007                                                                                   594,500
.........................................................................................................................
           790,000   Bulgaria (Republic of) bonds 2.188s, 2024                                                   766,300
.........................................................................................................................
         2,248,000   Bulgaria (Republic of) 144A bonds
                     8 1/4s, 2015                                                                              2,656,012
.........................................................................................................................
CAD      7,630,000   Canada (Government of) bonds 6s, 2011                                                     6,233,179
.........................................................................................................................
CAD      1,800,000   Canada (Government of) bonds
                     5 1/2s, 2010                                                                              1,428,605
.........................................................................................................................
CAD        585,000   Canada (Government of) bonds
                     Ser. WL43, 5 3/4s, 2029                                                                     471,100
.........................................................................................................................
          $780,000   Chile (Republic of) bonds 5 1/2s, 2013                                                      824,850
.........................................................................................................................
           308,198   Colombia (Republic of) bank guaranty
                     9 3/4s, 2011                                                                                350,576
.........................................................................................................................
           775,000   Colombia (Republic of) bonds
                     10 3/8s, 2033                                                                               891,250
.........................................................................................................................
           255,000   Colombia (Republic of) bonds
                     Ser. NOV, 9 3/4s, 2009                                                                      286,620
.........................................................................................................................
         2,690,000   Colombia (Republic of) notes
                     10 3/4s, 2013                                                                             3,144,610
.........................................................................................................................
           400,000   Costa Rica (Republic of) 144A notes
                     8.05s, 2013                                                                                 429,000
.........................................................................................................................
           795,000   Dominican (Republic of) 144A notes
                     9.04s, 2013                                                                                 719,475
.........................................................................................................................
         2,230,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 6s
                     (7s, 8/15/03), 2030 (STP)                                                                 1,338,000
.........................................................................................................................
EUR      2,945,000   France (Government of) bonds
                     5 3/4s, 2032                                                                              3,929,244
.........................................................................................................................
EUR      5,155,000   France (Government of) bonds
                     5 1/2s, 2010                                                                              6,682,518
.........................................................................................................................
EUR        920,000   France (Government of) deb. 4s, 2009                                                      1,098,070
.........................................................................................................................
EUR      6,580,000   Germany (Federal Republic of) bonds
                     Ser. 97, 6s, 2007                                                                         8,401,333
.........................................................................................................................
          $155,000   Indonesia (Republic of) FRN 2.005s, 2006                                                    131,750
.........................................................................................................................
           395,000   Indonesia (Republic of) FRN 2.005s, 2005                                                    351,550
.........................................................................................................................
EUR      1,270,000   Italy (Government of) treasury bonds
                     4 3/4s, 2006                                                                              1,548,040
.........................................................................................................................
        $2,345,000   Korea Highway Corp. 144A notes 4.9s,
                     2013 (South Korea)                                                                        2,298,100
.........................................................................................................................
EUR        660,000   Netherlands (Government of) bonds
                     5s, 2012                                                                                    828,667
.........................................................................................................................
NZD      7,950,000   New Zealand (Government of) bonds
                     6 1/2s, 2013                                                                              5,050,715
.........................................................................................................................
NZD      5,060,000   New Zealand (Government of) bonds
                     Ser. 709, 7s, 2009                                                                        3,242,790
.........................................................................................................................
          $145,000   Philippines (Republic of) bonds 9s, 2013                                                    155,513
.........................................................................................................................
           835,000   Philippines (Republic of) notes
                     10 5/8s, 2025                                                                               978,203
.........................................................................................................................
           320,000   Russia (Federation of) unsub. 8 1/4s, 2010                                                  369,280
.........................................................................................................................
         1,270,000   Russia (Federation of) unsub. stepped-
                     coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                                                   1,233,805
.........................................................................................................................
         5,650,625   Russia (Federation of) 144A unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (STP)                                                                                5,489,582
.........................................................................................................................
         2,455,000   South Africa (Republic of) notes
                     7 3/8s, 2012                                                                              2,820,795
.........................................................................................................................
         1,020,000   State of Israel notes 4 5/8s, 2013                                                        1,001,946
.........................................................................................................................
SEK     55,900,000   Sweden (Government of) bonds
                     5 1/2s, 2012                                                                              7,623,521
.........................................................................................................................
        $1,375,000   Turkey (Republic of) notes 11s, 2013                                                      1,387,375
.........................................................................................................................
         1,955,000   Turkey (Republic of) notes 9 7/8s, 2008                                                   1,950,113
.........................................................................................................................
           384,535   Ukraine (Government of) sr. notes
                     Ser. REGS, 11s, 2007                                                                        422,219
.........................................................................................................................
         1,300,000   Ukraine (Government of) 144A bonds
                     7.65s, 2013                                                                               1,290,250
.........................................................................................................................
GBP      2,510,000   United Kingdom treasury bonds 10s, 2003                                                   4,191,198
.........................................................................................................................
GBP        575,000   United Kingdom treasury bonds
                     8 3/4s, 2017                                                                              1,381,854
.........................................................................................................................
GBP        980,000   United Kingdom treasury bonds 5s, 2012                                                    1,715,637
.........................................................................................................................
GBP      1,315,000   United Kingdom treasury bonds 5s, 2004                                                    2,204,466
.........................................................................................................................
        $1,130,000   United Mexican States bonds Ser. MTN,
                     8.3s, 2031                                                                                1,302,325
.........................................................................................................................
         1,455,000   United Mexican States notes 8 1/8s, 2019                                                  1,662,338
.........................................................................................................................
           850,000   United Mexican States notes 7 1/2s, 2012                                                    971,125
.........................................................................................................................
         1,305,000   United Mexican States notes 4 5/8s, 2008                                                  1,333,058
.........................................................................................................................
           795,000   Venezuela (Republic of) bonds
                     9 1/4s, 2027                                                                                586,313
.........................................................................................................................
         5,142,857   Venezuela (Republic of) FRB 1 7/8s, 2007                                                  4,114,286
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes (cost $87,370,625)                                                     $100,176,959
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (2.2%)
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
          $151,458     7 1/2s, September 1, 2022                                                                $160,990
.........................................................................................................................
             9,398     7s, June 1, 2032                                                                            9,897
.........................................................................................................................
         4,574,000   Federal National Mortgage Association
                     TBA, 5s, July 1, 2033                                                                     4,646,900
.........................................................................................................................
         8,007,000   Government National Mortgage
                     Association TBA, 5s, July 1, 2033                                                         8,199,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,017,451
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (7.6%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
         7,072,000     6 1/4s, May 15, 2030                                                                    8,804,088
.........................................................................................................................
         8,570,000     6 1/4s, August 15, 2023                                                                10,497,582
.........................................................................................................................
        12,745,000   U.S. Treasury Notes 1 5/8s,
                     March 31, 2005                                                                           12,832,622
.........................................................................................................................
        40,835,000   U.S. Treasury Strip zero %,
                     November 15, 2024                                                                        14,123,111
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,257,403
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations (cost $55,521,746)                                                   $59,274,854
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $176,700   Arc Net Interest Margin Trust
                     Ser. 02-5A, Class A, 7 3/4s, 2032                                                          $151,533
.........................................................................................................................
           247,350   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                           218,610
.........................................................................................................................
        33,609,000   Bayview Financial Acquisition Trust
                     Ser. 03-X, Class AIO1, Interest Only
                     (IO), 1.36s, 2006                                                                           540,895
.........................................................................................................................
        23,510,495   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 1.155s, 2020                                                     1,380,301
.........................................................................................................................
        23,703,612   Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO,
                     1.192s, 2023                                                                                869,668
.........................................................................................................................
        15,494,627   DLJ Commercial Mortgage Corp. 144A
                     Ser. 00-CKP1, Class S, IO, 1.328s, 2010                                                     907,131
.........................................................................................................................
GBP      1,150,000   European Loan Conduit FRB Ser. 144A,
                     Class A, 4.119s, 2011 (United Kingdom)                                                    1,897,500
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
        $1,800,643     Ser. 02-36, Class SJ, 17.538s, 2029                                                     2,055,338
.........................................................................................................................
        13,121,999     Ser. 00-T6, IO, 8.7s, 2030                                                                284,993
.........................................................................................................................
             1,821     Ser. 92-15, Class L, IO, 8s, 2022                                                          20,702
.........................................................................................................................
           677,059     Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                       754,521
.........................................................................................................................
             1,230     Ser. 02-14, Class A2, 7 1/2s, 2042                                                          1,371
.........................................................................................................................
           810,330     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       903,039
.........................................................................................................................
         3,124,239     Ser. 01-T7, Class A1, 7 1/2s, 2041                                                      3,481,681
.........................................................................................................................
           464,450     Ser. 01-T3, Class A1, 7 1/2s, 2040                                                        517,588
.........................................................................................................................
         1,373,002     Ser. 01-T1, Class A1, 7 1/2s, 2040                                                      1,530,087
.........................................................................................................................
           551,560     Ser. 99-T2, Class A1, 7 1/2s, 2039                                                        614,664
.........................................................................................................................
           297,793     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        331,863
.........................................................................................................................
         1,382,713     Ser. 01-T4, Class A1, 7 1/2s, 2028                                                      1,540,909
.........................................................................................................................
         1,008,565     Ser. 02-21, Class PS, IO, 7.165s, 2025                                                     14,927
.........................................................................................................................
         4,844,135     Ser. 02-9, Class MS, IO, 7.065s, 2032                                                     339,089
.........................................................................................................................
         3,901,364     Ser. 02-36, Class QH, IO, 7.015s, 2029                                                    249,841
.........................................................................................................................
         1,167,586     Ser. 02-29, Class SL, IO, 7.015s, 2029                                                     28,095
.........................................................................................................................
             6,925     Ser. 2002-T1, Class A2, 7s, 2031                                                            7,623
.........................................................................................................................
            68,032     Ser. 01-T10, Class A1, 7s, 2041                                                            74,889
.........................................................................................................................
         2,195,875     Ser. 02-63, Class SN, IO, 6.965s, 2032                                                    167,779
.........................................................................................................................
         2,046,292     Ser. 02-52, Class SL, IO, 6.965s, 2032                                                    189,282
.........................................................................................................................
         2,585,477     Ser. 03-7, Class SM, IO, 6.715s, 2023                                                      64,233
.........................................................................................................................
         3,657,152     Ser. 03-49, Class TS, IO, 6.665s, 2018                                                    470,287
.........................................................................................................................
           292,127     Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                      1,840
.........................................................................................................................
            77,695     Ser. 98-1, Class SA, IO, 14.495s, 2024                                                        194
.........................................................................................................................
         2,825,900     Ser. 03-41, Class SP, IO, 6.165s, 2015                                                    246,383
.........................................................................................................................
         1,638,605     Ser. 332, Class 2, IO, 6s, 2033                                                           235,041
.........................................................................................................................
         1,634,155     Ser. 322, Class 2, IO, 6s, 2032                                                           197,112
.........................................................................................................................
         2,260,782     Ser. 318, Class 2, IO, 6s, 2032                                                           264,935
.........................................................................................................................
           973,923     Ser. 01-74, Class MI, IO, 6s, 2015                                                         61,695
.........................................................................................................................
           135,217     Ser. 02-27, Class IA, IO, 6s, 2013                                                          1,817
.........................................................................................................................
         6,331,418     Ser. 329, Class 2, IO, 5 1/2s, 2032                                                     1,074,378
.........................................................................................................................
         2,936,844     Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                                    305,157
.........................................................................................................................
         6,000,000     Ser. 03-63, Class SE, IO, 5.354s, 2031                                                    695,625
.........................................................................................................................
         1,884,000     Ser. 337, Class 2, IO, 5s, 2033                                                           399,173
.........................................................................................................................
         5,456,681     Ser. 2003-23, Class AI, IO, 5s, 2017                                                      525,478
.........................................................................................................................
         1,603,200     Ser. 03-24, Class IC, IO, 5s, 2015                                                        253,178
.........................................................................................................................
        12,718,000     Ser. 03-W10, Class 3A, IO, 2.287s, 2043                                                   540,515
.........................................................................................................................
        10,470,000     Ser. 03-W10, Class 1A, IO, 2.255s, 2043                                                   458,063
.........................................................................................................................
           253,707     Ser. 98-51, Class SG, IO, 1.481s, 2022                                                    106,471
.........................................................................................................................
         3,330,579     Ser. 2003-34, Class SG, IO, 5.965s, 2033                                                  332,537
.........................................................................................................................
         9,836,106     Ser. 2003-34, IO, 6.065s, 2032                                                            951,336
.........................................................................................................................
         8,326,318     Ser. 2003-34, Class ES, IO, 5.965s, 2033                                                  831,331
.........................................................................................................................
         1,908,349     Ser. 03-26, Class IG, IO, 6s, 2033                                                        197,097
.........................................................................................................................
           777,666     Ser. 2003-23, Class SC, IO, 6.515s, 2033                                                   45,571
.........................................................................................................................
           567,519     Ser. 03-26, Class JO, Principal Only (PO),
                       zero %, 2033                                                                              564,770
.........................................................................................................................
           540,681     Ser. 02-97, PO, zero %, 2033                                                              525,163
.........................................................................................................................
            69,840     Ser. 03-18, PO, zero %, 2032                                                               69,502
.........................................................................................................................
           312,053     Ser. 99-51, Class N, PO, zero %, 2029                                                     286,698
.........................................................................................................................
           253,694     Ser. 99-52, Class MO, PO, zero %, 2026                                                    248,942
.........................................................................................................................
           176,449     Ser. 96-5, Class PB, PO, zero %, 2024                                                     173,785
.........................................................................................................................
            59,170     Ser. 93-146, Class H, PO, zero %, 2023                                                     59,022
.........................................................................................................................
        14,827,124   FFCA Secured Lending Corp. Ser. 00-1,
                     Class X, IO, 1.687s, 2020                                                                 1,166,604
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         1,170,400     Ser. 2412, Class GS, FRN, 17.862s, 2032                                                 1,480,556
.........................................................................................................................
           213,152     Ser. 2382, Class IM, IO, 6s, 2021                                                             966
.........................................................................................................................
           622,000     Ser. 2590, Class IH, IO, 5 1/2s, 2028                                                     130,717
.........................................................................................................................
         1,209,000     Ser. 2515, Class IG, IO, 5 1/2s, 2032                                                     326,258
.........................................................................................................................
         7,652,308     Ser. 216, IO, 6s, 2032                                                                    872,841
.........................................................................................................................
         2,443,000     Ser. 2448, Class SM, IO, 6.82s, 2032                                                      335,913
.........................................................................................................................
         1,587,728     Ser. 2448, Class SE, IO, 6.92s, 2029                                                       35,724
.........................................................................................................................
           743,578     Ser. 2478, Class SY, IO, 6.97s, 2021                                                       33,312
.........................................................................................................................
         2,919,625     Ser. 2579, Class GS, IO, 6.47s, 2017                                                      265,946
.........................................................................................................................
           824,198     Ser. 215, Class PO, PO, zero %, 2031                                                      771,913
.........................................................................................................................
           732,921     Ser. 2235, PO, zero %, 2030                                                               670,051
.........................................................................................................................
                 3     Ser. 2078, Class KC, PO, zero %, 2023                                                           3
.........................................................................................................................
           419,331   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                         420,903
.........................................................................................................................
        25,867,071   GMAC Commercial Mortgage Securities,
                     Inc. Ser. 99-C1, Class X, IO, 0.841s, 2033                                                  812,388
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
         1,013,004     Ser. 02-36, Class SD, IO, 7.046s, 2029                                                     22,793
.........................................................................................................................
         1,691,899     Ser. 02-51, Class SA, IO, 6.996s, 2032                                                     68,217
.........................................................................................................................
         2,664,445     Ser. 01-43, Class SJ, IO, 6.496s, 2029                                                    127,810
.........................................................................................................................
         4,215,554     Ser. 02-47, Class SM, IO, 4.866s, 2032                                                    242,394
.........................................................................................................................
         2,059,395     Ser. 01-43, Class SD, IO, 6.456s, 2028                                                     34,938
.........................................................................................................................
           636,654     Ser. 02-40, Class IB, IO, 6 1/2s, 2028                                                     14,623
.........................................................................................................................
         2,471,556     Ser. 02-29, Class SX, IO, 6.87s, 2029                                                      72,216
.........................................................................................................................
         1,592,021     Ser. 99-31, Class MP, PO, zero %, 2029                                                  1,506,821
.........................................................................................................................
           330,196     Ser. 98-2, Class EA, PO, zero %, 2028                                                     300,994
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
EUR      1,225,000     Ser. 03-2, Class 2C1, 4 5/8s, 2043
                       (United Kingdom)                                                                        1,414,281
.........................................................................................................................
GBP        920,000     FRN Ser. 03-2, Class 3C, zero %,
                       2043 (United Kingdom)                                                                   1,518,000
.........................................................................................................................
        $7,827,030   Merrill Lynch Mortgage Investors,
                     Inc. Ser. 96-C2, IO, 2.056s, 2028                                                           558,883
.........................................................................................................................
         4,426,794   Mortgage Capital Funding, Inc.
                     Ser. 97-MC2, Class X, IO, 1.545s, 2012                                                      194,746
.........................................................................................................................
             3,674   Prudential Home Mortgage Securities
                     Ser. 93-57, Class A4, 5.9s, 2023                                                              3,668
.........................................................................................................................
           255,090   Rural Housing Trust Ser. 87-1, Class
                     D, 6.33s, 2026                                                                              269,939
.........................................................................................................................
           162,556   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                         151,140
.........................................................................................................................
           765,985   Sasco Arc Net Interest Margin Notes
                     144A Ser. 03-AM1, Class A, 7 3/4s, 2033                                                     762,251
.........................................................................................................................
           237,811   Sasco Net Interest Margin Trust 144A
                     Ser. 03-BC1, Class B, zero %, 2033                                                          169,198
.........................................................................................................................
                     Starwood Asset Receivables Trust 144A
.........................................................................................................................
           165,000     FRB Ser. 03-1A, Class F, 2.21s, 2022                                                      165,099
.........................................................................................................................
           210,000     FRB Ser. 03-1A, Class E, 2.16s, 2022                                                      210,126
.........................................................................................................................
           220,000     FRB Ser. 03-1A, Class A2, 1.464s, 2022                                                    220,132
.........................................................................................................................
                     Strategic Hotel Capital, Inc. 144A
.........................................................................................................................
           515,000     Ser. 03-1, Class I, 3.58s, 2013                                                           515,000
.........................................................................................................................
         1,430,000     Ser. 03-1, Class H, 3.28s, 2013                                                         1,430,056
.........................................................................................................................
           337,000   Structured Asset Securities Corp. FRN
                     Ser. 02-HF2, Class M3, 3.035s, 2032                                                         286,634
.........................................................................................................................
         2,453,000   Washington Mutual Ser. 03-S1, Class
                     A11, IO, 5 1/2s, 2033                                                                       267,377
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $50,716,261)                                                                      $47,112,679
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (6.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
          $142,000     FRN Ser. 03-AR3, Class M5, 5.07s, 2033                                                   $134,440
.........................................................................................................................
           358,000     FRN Ser. 2003-1, Class M4, 4.115s, 2033                                                   297,185
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
        20,032,727     Ser. 02-BC1, Class A, IO, 6s, 2005                                                        929,472
.........................................................................................................................
           328,000     FRN Ser. 02-BC5, Class B, 3.285s, 2032                                                    279,505
.........................................................................................................................
           595,899   AQ Finance NIM Trust Ser. 03-N1,
                     Class Note, 9.37s, 2033                                                                     595,899
.........................................................................................................................
         1,102,435   AQ Finance NIM Trust 144A Ser. 03-N2,
                     Class Note, 9.3s, 2033                                                                    1,102,435
.........................................................................................................................
           378,498   Arc Net Interest Margin Trust 144A
                     Ser. 02-8A, Class A1, 7 3/4s, 2032                                                          375,380
.........................................................................................................................
                     Asset Backed Funding Certificates
.........................................................................................................................
           370,000     FRB Ser. 03-WF1, Class M3, 4.085s, 2032                                                   370,000
.........................................................................................................................
           113,000     FRB Ser. 03-WF1, Class M4, 4.285s, 2032                                                   102,977
.........................................................................................................................
           125,553   Asset Backed Funding Corp. NIM Trust
                     Ser. 02-WF1, 9.32s, 2032                                                                    124,786
.........................................................................................................................
            62,763   Asset Backed Funding Corp. NIM Trust
                     144A Ser. 03-WF1, Class N1, 8.35s, 2032                                                      62,449
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
           213,000     FRB Ser. 02-HE3, Class M4, 4.18s, 2032                                                    185,104
.........................................................................................................................
           251,000     FRN Ser. 03-HE1, Class M4, 5.68s, 2033                                                    223,345
.........................................................................................................................
           334,000     FRN Ser. 03-HE3, Class M5, 5.32s, 2033                                                    293,060
.........................................................................................................................
           689,000     FRN Ser. 2003-HE2, Class M4,
                       5.03s, 2033                                                                               681,435
.........................................................................................................................
         1,636,000   Bank One Issuance Trust FRN
                     Ser. 02-C1, Class C1, 2.14s, 2009                                                         1,626,222
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           900,000     Ser. 02-CA, Class A, IO, 7.15s, 2004                                                       49,781
.........................................................................................................................
           713,114     FRN Ser. 01-DA, Class M3, 2.435s, 2031                                                    704,005
.........................................................................................................................
           260,000   CDC Mortgage Capital Trust FRN
                     Ser. 03-HE2, Class B3, 4.785s, 2033                                                         214,999
.........................................................................................................................
                     Chase Funding Net Interest Margin
.........................................................................................................................
            63,586     Ser. 02-1, Class Note, 8 1/2s, 2035                                                        63,288
.........................................................................................................................
           268,039     Ser. 02-2, 8 1/2s, 2035                                                                   267,208
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
           209,071     Ser. 03-1A, Class Note, 8 3/4s, 2004                                                      209,196
.........................................................................................................................
           469,075     Ser. 2003-2A, Class NOTE, 8 3/4s, 2035                                                    467,316
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           210,000     Ser. 00-2, Class A4, 8.48s, 2021                                                          220,231
.........................................................................................................................
         3,803,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        3,420,445
.........................................................................................................................
           960,000     Ser. 00-6, Class M2, 8.2s, 2032                                                           480,000
.........................................................................................................................
            19,000     Ser. 01-04, Class A4, 7.36s, 2019                                                          18,421
.........................................................................................................................
            11,000     Ser. 01-3, Class A3, 5.79s, 2024                                                           10,698
.........................................................................................................................
           423,000     Ser. 01-3, Class A4, 6.91s, 2033                                                          398,489
.........................................................................................................................
           912,000     Ser. 01-4, Class B1, 9.4s, 2010                                                           319,200
.........................................................................................................................
         2,768,942     Ser. 02-1, Class A, 6.681s, 2032                                                        2,785,851
.........................................................................................................................
           200,000     Ser. 2001-3, Class M2, 7.44s, 2033                                                         66,000
.........................................................................................................................
           697,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.028s, 2007                                                                                684,621
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
           247,512     Ser. 95-F, Class B2, 7.1s, 2021                                                           235,214
.........................................................................................................................
         1,056,000     Ser. 99-5, Class A5, 7.86s, 2031                                                          951,105
.........................................................................................................................
                     Greenpoint Manufactured Housing
.........................................................................................................................
         1,932,734     Ser. 00-3, Class IA, 8.45s, 2031                                                        1,951,949
.........................................................................................................................
            50,000     Ser. 99-5, Class A4, 7.59s, 2028                                                           51,000
.........................................................................................................................
                     GSAMP Trust
.........................................................................................................................
           163,677     Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                                    163,677
.........................................................................................................................
           183,000     FRB Ser. 03-FM1, Class B3, 5.604s, 2033                                                   163,328
.........................................................................................................................
           181,702   Home Equity Asset Trust Ser. 02-1N,
                     Class A, 8s, 2032                                                                           178,068
.........................................................................................................................
           767,680   Home Equity Asset Trust 144A
                     Ser. 02-5N, Class A, 8s, 2033                                                               752,326
.........................................................................................................................
         1,135,000   LNR CDO, Ltd. Ser. 02-1A, Class FFL,
                     3.794s, 2037 (Cayman Islands)                                                             1,024,678
.........................................................................................................................
           660,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.07s, 2038 (Cayman Islands)                                                     660,000
.........................................................................................................................
           625,957   Long Beach Asset Holdings Corp. 144A
                     Ser. 2003-2, Class N1, 7.627s, 2033                                                         625,750
.........................................................................................................................
           360,000   Long Beach Mortgage Loan Trust FRN
                     Ser. 03-3, Class M4, 4.819s, 2033                                                           295,488
.........................................................................................................................
           925,076   Madison Avenue Manufactured Housing
                     Contract FRN Ser. 02-A, Class B1,
                     4.285s, 2032                                                                                601,299
.........................................................................................................................
                     Mastr Asset Backed Securities Trust
.........................................................................................................................
           175,000     FRB Ser. 03-OPT1, Class MV5,
                       4.535s, 2032                                                                              154,000
.........................................................................................................................
           451,000     FRN Ser. 03-OPT2, Class M5, 4.785s,
                       2033                                                                                      395,735
.........................................................................................................................
           583,000   Merrill Lynch Mortgage Investors, Inc.
                     FRB Ser. 03-WMC1, Class B2,
                     4.035s, 2033                                                                                497,554
.........................................................................................................................
                     Mid-State Trust
.........................................................................................................................
           503,008     Ser. 10, Class B, 7.54s, 2036                                                             472,224
.........................................................................................................................
           382,000     Ser. 11, Class B, 8.221s, 2038                                                            382,000
.........................................................................................................................
                     Morgan Stanley Capital I
.........................................................................................................................
           301,000     FRB Ser. 02-NC6, Class B2, 4.785s, 2032                                                   261,662
.........................................................................................................................
           346,000     FRN Ser. 03-NC6, Class B3, 4.778s, 2033                                                   282,509
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           350,000     FRN Ser. 01-NC3, Class B1, 3.485s, 2031                                                   327,929
.........................................................................................................................
         1,473,000     FRN Ser. 01-NC4, Class B1, 3.535s, 2032                                                 1,370,452
.........................................................................................................................
           560,000     FRN Ser. 02-AM2, Class B1, 3.285s, 2032                                                   491,242
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I 144A
.........................................................................................................................
            14,235     Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                    14,249
.........................................................................................................................
           198,828     Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                    197,436
.........................................................................................................................
           342,000   New Century Home Equity Loan Trust
                     FRN Ser. 03-2, Class M4, 4.635s, 2033                                                       292,410
.........................................................................................................................
           109,347   NovaStar Caps Trust Ser. 02-C1, Class A,
                     7.15s, 2031                                                                                 109,347
.........................................................................................................................
           320,000   Option One Mortgage Loan Trust FRN
                     Ser. 03-3, Class M6, 4.535s, 2033                                                           279,296
.........................................................................................................................
           320,318   Option One Mortgage Securities Corp.
                     Ser. 02-2A, Class CFTS, 8.83s, 2032                                                         319,517
.........................................................................................................................
           274,038   Option One Mortgage Securities Corp.
                     144A Ser. 02-1, Class CTFS, 6 3/4s, 2032                                                    272,881
.........................................................................................................................
           248,902   Option One Mortgage Securities Corp.
                     NIM Trust 144A Ser. 2003-2B, Class
                     N1, 7.63s, 2033 (Cayman Islands)                                                            248,824
.........................................................................................................................
         1,060,307   Pass-Through Amortizing Credit Card
                     Trust Ser. 02-1A, Class A4FL, 6.64s, 2012                                                 1,056,331
.........................................................................................................................
         4,147,541   Residential Asset Mortgage Products,
                     Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s, 2005                                                 309,769
.........................................................................................................................
                     Sasco Arc Net Interest Margin Notes 144A
.........................................................................................................................
           461,747     Ser. 03-3, Class A, 7 3/4s, 2033
                       (Cayman Islands)                                                                          435,777
.........................................................................................................................
           165,000     Ser. 03-4, Class A, 7 1/2s, 2033
                       (Cayman Islands)                                                                          164,827
.........................................................................................................................
           846,000     Ser. 03-5, Class A, 7.35s, 2033
                       (Cayman Islands)                                                                          845,753
.........................................................................................................................
           775,583     Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                       729,769
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           816,000     Ser. 03-BC1, Class M3, 4.32s, 2033                                                        800,284
.........................................................................................................................
           909,964     Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                       854,261
.........................................................................................................................
         9,522,000     Ser. 03-BC2, Class A, IO, 6s, 2005                                                        634,135
.........................................................................................................................
           117,000     Ser. 03-BC2, Class B, 7s, 2033                                                            112,900
.........................................................................................................................
           314,000     FRN Ser. 03-BC3, Class B, 4.535s, 2033                                                    287,408
.........................................................................................................................
           351,000   TIAA Commercial Real Estate
                     Securitization Ser. 02-1A, Class IV,
                     6.84s, 2037                                                                                 305,723
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $41,003,116)                                                                      $38,323,529
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            18,192   Chevy Chase Preferred Capital Corp.
                     Ser. A, $5.188 pfd.                                                                      $1,021,191
.........................................................................................................................
             2,110   Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                    56,970
.........................................................................................................................
                80   Crown Castle International Corp.
                     12.75% pfd. (PIK)                                                                            88,000
.........................................................................................................................
            15,773   CSC Holdings, Inc. Ser. M,
                     $11.125 cum. pfd.                                                                         1,624,618
.........................................................................................................................
            22,720   Diva Systems Corp. Ser. C,
                     6.00% cum. pfd.                                                                                 227
.........................................................................................................................
            34,000   Diva Systems Corp. 144A Ser. D,
                     zero % pfd.                                                                                     340
.........................................................................................................................
            12,000   Doane Pet Care Co. $7.125 pfd.                                                              480,000
.........................................................................................................................
                45   Dobson Communications Corp.
                     13.00% pfd. (PIK)                                                                            44,550
.........................................................................................................................
             1,030   Dobson Communications Corp.
                     12.25% pfd. (PIK)                                                                         1,029,770
.........................................................................................................................
               310   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                                 333,250
.........................................................................................................................
            10,600   Fitzgeralds Gaming Corp. zero % cum. pfd.                                                       106
.........................................................................................................................
                37   Leiner Health Products Ser. C, zero % pfd.                                                        1
.........................................................................................................................
            14,541   Lodgian, Inc. Ser. A, $3.063 cum. pfd. (PIK)                                                268,572
.........................................................................................................................
               120   Metrocall Holdings, Inc. Ser. A,
                     15.00% cum. pfd.                                                                              1,320
.........................................................................................................................
             3,137   Microcell Telecommunications, Inc.
                     zero % pfd. (Canada)                                                                         23,669
.........................................................................................................................
                 4   Nextel Communications, Inc. Ser. D,
                     13.00% cum. pfd. (PIK)                                                                        4,240
.........................................................................................................................
               521   Nextel Communications, Inc. Ser. E,
                     11.125% pfd. (PIK)                                                                          554,865
.........................................................................................................................
             1,107   North Atlantic Trading Co. 12.00% pfd. (PIK)                                                 22,140
.........................................................................................................................
                 9   NTL Europe, Inc. Ser. A, $5.00 cum. pfd.                                                         18
.........................................................................................................................
               130   Paxson Communications Corp. 13.25%
                     cum. pfd. (PIK)                                                                           1,287,000
.........................................................................................................................
             1,121   Rural Cellular Corp. 12.25% pfd. (PIK)                                                      459,610
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $8,381,783)                                                                        $7,300,457
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (1.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,865,000   Argentina (Republic of) govt. guaranty
                     Ser. L-GP, 6s, 2023 (In default) (NON)                                                   $1,518,450
.........................................................................................................................
           547,977   Brazil (Federal Republic of) bonds
                     8s, 2014                                                                                    481,563
.........................................................................................................................
         1,010,000   Brazil (Federal Republic of) govt.
                     guaranty FRB Ser. RG, 2.188s, 2012                                                          758,813
.........................................................................................................................
         1,444,800   Peru (Republic of) bonds Ser. PDI,
                     5s, 2017                                                                                  1,228,080
.........................................................................................................................
           645,000   Peru (Republic of) coll. FLIRB 4 1/2s,
                     2017 (acquired various dates from
                     5/14/02 to 8/23/02, cost $429,853) (RES)                                                    501,488
.........................................................................................................................
         2,795,000   Peru (Republic of) coll. FLIRB
                     Ser. 20YR, 4 1/2s, 2017                                                                   2,173,113
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $5,789,231)                                                                        $6,661,507
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Basic Materials (--%)
.........................................................................................................................
            32,998   Pioneer Cos., Inc. (NON)                                                                   $120,443
.........................................................................................................................
             4,320   Polymer Group, Inc. Class A (NON)                                                            37,325
.........................................................................................................................
               139   Sterling Chemicals, Inc. (NON)                                                                2,085
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 159,853
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
            43,928   Laidlaw International Inc (NON)                                                             326,824
------------------------------------------------------------------------------------------------------------------------
Communication Services (--%)
.........................................................................................................................
             2,567   Birch Telecom, Inc. (NON)                                                                     8,882
.........................................................................................................................
            13,547   Covad Communications Group, Inc. (NON)                                                       13,682
.........................................................................................................................
            30,046   Globix Corp. (NON)                                                                           82,627
.........................................................................................................................
               140   Metrocall Holdings, Inc. (NON)                                                               15,121
.........................................................................................................................
                26   Microcell Telecommunications, Inc.
                     Class A (Canada) (NON)                                                                          211
.........................................................................................................................
             3,118   Microcell Telecommunications, Inc.
                     Class B (Canada) (NON)                                                                       23,067
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B1 (NON)                                                              13
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B2 (NON)                                                              13
.........................................................................................................................
             1,335   Vast Solutions, Inc. Class B3 (NON)                                                              13
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 143,629
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.5%)
.........................................................................................................................
            20,380   Fitzgeralds Gaming Corp. (NON)                                                                  204
.........................................................................................................................
            17,228   Lodgian, Inc. (NON)                                                                          52,029
.........................................................................................................................
           110,000   Loewen Group International, Inc. (NON)                                                           11
.........................................................................................................................
           790,000   Morrison Knudsen Corp. (NON)                                                                 65,175
.........................................................................................................................
               151   Quorum Broadcast Holdings, Inc. Class E
                     (acquired 5/15/01, cost $150,680) (RES)(NON)                                                 29,658
.........................................................................................................................
           137,535   Regal Entertainment Group 144A                                                            2,918,768
.........................................................................................................................
             1,939   Washington Group International, Inc. (NON)                                                   42,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,108,425
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.2%)
.........................................................................................................................
             1,559   Archibald Candy Corp. (NON)                                                                   4,443
.........................................................................................................................
            12,220   Aurora Foods, Inc. (NON)                                                                      4,277
.........................................................................................................................
                61   Premium Holdings (LP) 144A (NON)                                                              1,284
.........................................................................................................................
               528   PSF Group Holdings, Inc. 144A Class A (NON)                                                 924,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 934,179
------------------------------------------------------------------------------------------------------------------------
Energy (--%)
.........................................................................................................................
            30,000   Contour Energy Co. (NON)                                                                        840
.........................................................................................................................
             1,379   York Research Corp. 144A (NON)                                                                   86
.........................................................................................................................
               808   XCL, Ltd. (NON)                                                                             113,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 114,259
------------------------------------------------------------------------------------------------------------------------
Financial (--%)
.........................................................................................................................
           640,000   AMRESCO Creditor Trust (NON) (R)                                                             56,960
.........................................................................................................................
         2,443,632   Contifinancial Corp. Liquidating Trust Units                                                 24,436
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  81,396
------------------------------------------------------------------------------------------------------------------------
Health Care (--%)
.........................................................................................................................
             2,113   Alderwoods Group, Inc. (NON)                                                                 11,536
.........................................................................................................................
             1,665   Genesis Health Ventures, Inc. (NON)                                                          29,387
.........................................................................................................................
             1,313   Mariner Health Care, Inc. (NON)                                                               9,848
.........................................................................................................................
             1,400   Mediq, Inc. (NON)                                                                               140
.........................................................................................................................
               722   Sun Healthcare Group, Inc. (NON)                                                              1,227
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  52,138
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
               404   Comdisco Holding Co., Inc. (NON)                                                             39,996
------------------------------------------------------------------------------------------------------------------------
Utilities (--%)
.........................................................................................................................
             6,742   Jasper Energy 144A (NON)                                                                        421
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $12,135,820)                                                                       $4,961,120
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $805,000   American Tower Corp. cv. notes 5s, 2010                                                    $688,275
.........................................................................................................................
           170,000   Amkor Technology, Inc. cv. notes
                     5 3/4s, 2006                                                                                155,125
.........................................................................................................................
           200,000   CenterPoint Energy, Inc. 144A cv. sr.
                     notes 3 3/4s, 2023                                                                          207,000
.........................................................................................................................
         1,940,000   Cybernet Internet Services
                     International, Inc. 144A cv. sr. disc. notes
                     stepped-coupon zero % (13s, 8/15/04)
                     2009 (Denmark) (In default) (NON) (STP)                                                       1,940
.........................................................................................................................
           430,000   DaVita, Inc. cv. sub. notes 7s, 2009                                                        452,038
.........................................................................................................................
           230,000   Kulicke & Soffa Industries, Inc. cv.
                     sub. notes 4 3/4s, 2006                                                                     182,563
.........................................................................................................................
            16,000   Millicom International Cellular SA 144A
                     cv. bonds 2.00%, 2006 (Luxembourg) (PIK)                                                     32,000
.........................................................................................................................
           920,000   Nextel Communications, Inc. cv. sr.
                     notes 6s, 2011                                                                              962,550
.........................................................................................................................
           120,000   Rogers Communications cv. debs. 2s,
                     2005 (Canada)                                                                               108,750
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $4,111,175)                                                                        $2,790,241
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             1,825   Knology, Inc. 144A Ser. D, zero % cv. pfd.                                                   $1,825
.........................................................................................................................
             4,200   LTV Corp. 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                               42
.........................................................................................................................
             4,632   Omnicare, Inc. $2.00 cv. pfd.                                                               248,391
.........................................................................................................................
                47   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        404,200
.........................................................................................................................
             6,375   Telex Communications, Inc. zero % cv.
                     pfd. (In default) (NON)                                                                       6,375
.........................................................................................................................
               630   Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                       6
.........................................................................................................................
             5,850   Williams Cos., Inc. (The) 144A $2.75
                     cv. pfd.                                                                                    310,050
.........................................................................................................................
               553   XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.
                     (In default) (NON) (PIK)                                                                        277
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $1,260,897)                                                                          $971,166
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
               840   Australis Media, Ltd. units 15 3/4s,
                     2003 (Australia) (In default) (NON) (DEF)                                                       $84
.........................................................................................................................
             1,012   HMP Equity Holdings Corp. 144A units
                     zero %, 2008                                                                                511,060
.........................................................................................................................
               650   XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                          195,000
.........................................................................................................................
             2,800   XCL, Ltd. 144A units cum. cv. pfd.
                     zero % (In default) (NON) (PIK)                                                               1,400
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $2,231,810)                                                                          $707,544
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
               830   American Tower Corp. Class A                                                 8/1/08         $85,075
.........................................................................................................................
             1,100   Comunicacion Celular SA
                     144A (Colombia)                                                            11/15/03           1,100
.........................................................................................................................
               890   Dayton Superior Corp. 144A                                                  6/15/09             223
.........................................................................................................................
               877   Diva Systems Corp. 144A                                                     5/15/06               9
.........................................................................................................................
                 3   Doe Run Resources
                     Corp. 144A                                                                 12/31/12               1
.........................................................................................................................
               245   MDP Acquisitions PLC 144A                                                   10/1/13             613
.........................................................................................................................
             1,930   Microcell Telecommunications                                                 5/1/08           1,137
.........................................................................................................................
             1,158   Microcell Telecommunications
                     (Canada)                                                                     5/1/05             358
.........................................................................................................................
               350   Mikohn Gaming Corp. 144A                                                    8/15/08               4
.........................................................................................................................
               360   ONO Finance PLC 144A
                     (United Kingdom)                                                            2/15/11               1
.........................................................................................................................
               350   Pliant Corp. 144A                                                            6/1/10             175
.........................................................................................................................
               430   Solutia, Inc. 144A                                                          7/15/09             538
.........................................................................................................................
             1,805   Sun Healthcare Group, Inc.                                                  2/28/05               1
.........................................................................................................................
               330   Travel Centers of
                     America, Inc. 144A                                                           5/1/09           3,300
.........................................................................................................................
             1,420   Ubiquitel, Inc. 144A                                                        4/15/10               1
.........................................................................................................................
         1,075,000   United Mexican States
                     Ser. B (Mexico) (Rights)                                                    6/30/04          10,750
.........................................................................................................................
         1,075,000   United Mexican States
                     Ser. C (Mexico) (Rights)                                                    6/30/05           3,225
.........................................................................................................................
         1,075,000   United Mexican States
                     Ser. D (Mexico) (Rights)                                                    6/30/06           1,075
.........................................................................................................................
         1,075,000   United Mexican States
                     Ser. E (Mexico) (Rights)                                                    6/30/07             538
.........................................................................................................................
                30   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08               1
.........................................................................................................................
             1,197   Washington Group
                     International, Inc. Ser. A                                                  1/25/06           3,531
.........................................................................................................................
             1,369   Washington Group
                     International, Inc. Ser. B                                                  1/25/06           3,354
.........................................................................................................................
               738   Washington Group
                     International, Inc. Ser. C                                                  1/25/06           1,624
.........................................................................................................................
               500   XM Satellite Radio
                     Holdings, Inc. 144A                                                         3/15/10               5
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $529,174)                                                                            $116,639
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $10,000,000   Interest in $345,000,000 joint
                     tri-party repurchase agreement dated
                     June 30, 2003 with Bank of America
                     Security Agency due July 1, 2003 with
                     respect to various U.S. Government
                     obligations -- maturity value of
                     $10,000,325 for an effective yield
                     of 1.17%                                                                                $10,000,000
.........................................................................................................................
           316,475   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                      316,288
.........................................................................................................................
         1,210,000   U.S. Treasury Bills zero %,
                     November 6, 2003 (SEG)                                                                    1,205,279
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $11,521,567)                                                                      $11,521,567
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $603,804,600)                                                                    $603,602,393
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Brazil                                                                    0.5%
...............................................................................
Bulgaria                                                                  0.6
...............................................................................
Canada                                                                    3.5
...............................................................................
Colombia                                                                  0.8
...............................................................................
France                                                                    2.6
...............................................................................
Germany                                                                   1.4
...............................................................................
Luxembourg                                                                0.7
...............................................................................
Malaysia                                                                  0.7
...............................................................................
Mexico                                                                    0.9
...............................................................................
New Zealand                                                               1.4
...............................................................................
Russia                                                                    1.5
...............................................................................
South Africa                                                              0.5
...............................................................................
Sweden                                                                    1.3
...............................................................................
Turkey                                                                    0.6
...............................................................................
United Kingdom                                                            3.1
...............................................................................
United States                                                            76.1
...............................................................................
Venezuela                                                                 0.8
...............................................................................
Other                                                                     3.0
...............................................................................
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $51,474,501)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars        $17,561,054  $17,228,173     9/17/03       $332,881
...............................................................................
British Pounds              8,433,192    8,406,291     9/17/03         26,901
...............................................................................
Canadian Dollars            9,076,626    9,001,963     9/17/03         74,663
...............................................................................
Danish Krone                  896,751      928,107     9/17/03        (31,356)
...............................................................................
Euro                        4,449,669    4,537,033     9/17/03        (87,364)
...............................................................................
Japanese Yen                8,881,222    8,962,772     9/17/03        (81,550)
...............................................................................
Korean Won                  2,050,183    2,013,488     9/17/03         36,695
...............................................................................
Swiss Francs                  384,697      396,674     9/17/03        (11,977)
------------------------------------------------------------------------------
                                                                     $258,893
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $40,189,543)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pounds             $2,945,084   $2,936,803     9/17/03        $(8,281)
...............................................................................
Canadian Dollars            1,104,050    1,111,989     9/17/03          7,939
...............................................................................
Euro                       17,564,121   17,875,548     9/17/03        311,427
...............................................................................
Japanese Yen                3,222,059    3,267,606     9/17/03         45,547
...............................................................................
New Zealand Dollars         7,873,610    7,767,244     9/17/03       (106,366)
...............................................................................
Swedish Krona               6,974,097    7,230,353     9/17/03        256,256
------------------------------------------------------------------------------
                                                                     $506,522
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                         Aggregate                 Unrealized
                               Market         Face  Expiration   Appreciation/
                                Value        Value        Date  (Depreciation)
...............................................................................
CBT Interest Rate
Swap 10yr (Long)           $1,516,125   $1,565,133      Sep 03       $(49,008)
...............................................................................
Euro Bobl (Long)           13,924,664   13,996,456      Sep 03        (71,792)
...............................................................................
Euro Bund (Long)           29,780,028   30,079,369      Sep 03       (299,341)
...............................................................................
Japanese
Government Bond
10yr-TSE (Long)             5,895,877    6,029,173      Sep 03       (133,296)
...............................................................................
Japanese
Government Bond-
Mini 10yr-SIMEX
(Long)                      4,958,834    5,062,653      Sep 03       (103,819)
...............................................................................
U.S. Treasury Bond
(Long)                     27,223,750   27,318,986      Sep 03        (95,236)
...............................................................................
U.S. Treasury Note
10yr (Long)                10,217,062   10,296,965      Sep 03        (79,903)
...............................................................................
U.S. Treasury Note
10yr (Short)               39,813,118   39,918,148      Sep 03        105,030
...............................................................................
U.S. Treasury Note
5 yr (Short)               28,205,625   28,237,122      Sep 03         31,497
------------------------------------------------------------------------------
                                                                    $(695,868)
------------------------------------------------------------------------------


TBA Sale Commitments Outstanding at June 30, 2003 (Unaudited)
(proceeds receivable $4,196,162)
------------------------------------------------------------------------------
                                           Principal  Settlement       Market
Agency                                        Amount        Date        Value
...............................................................................
FNMA, 5s, July 1, 2033                    $3,262,000     7/14/03   $3,313,990
...............................................................................
GNMA, 5s, July 1, 2033                       830,000     7/22/03      849,971
------------------------------------------------------------------------------
                                                                   $4,163,961
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2003  (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                           Notional Termination  Appreciation/
                                             Amount        Date (Depreciation)
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
October 27, 2000 to receive
semi-annually the notional amount
multiplied by 6.74% and pay quarterly
the notional amount multiplied by the
three month USD-LIBOR.                   $5,600,000    10/31/05      $648,480
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional amount
multiplied by the six month
JPY-LIBOR-BBA and pay monthly
the notional amount multiplied
by 0.399%.                        JYP 2,126,000,000    10/01/07       376,389
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
February 12, 2003 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 1.59%.                    $33,000,000    02/14/05      (270,600)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
February 12, 2003 to pay quarterly
the notional amount multiplied by
the three month CAD-BA-CDOR
and receive semi-annually the
notional amount multiplied
by 3.5076%.                          CAD 50,407,500    02/14/05       822,470
------------------------------------------------------------------------------
                                                                   $1,576,739
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Equity Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (87.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.4%)
.........................................................................................................................
             1,653   Boeing Co. (The)                                                                            $56,731
.........................................................................................................................
               767   Northrop Grumman Corp.                                                                       66,184
.........................................................................................................................
             1,104   Raytheon Co.                                                                                 36,255
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 159,170
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
               753   Southwest Airlines Co.                                                                       12,952
------------------------------------------------------------------------------------------------------------------------
Banking (13.3%)
.........................................................................................................................
             3,324   Bank of America Corp.                                                                       262,696
.........................................................................................................................
             5,834   Bank of New York Co., Inc. (The)                                                            167,728
.........................................................................................................................
             1,122   BB&T Corp.                                                                                   38,485
.........................................................................................................................
             1,278   Charter One Financial, Inc.                                                                  39,848
.........................................................................................................................
             1,632   Comerica, Inc.                                                                               75,888
.........................................................................................................................
               738   Compass Bancshares, Inc.                                                                     25,778
.........................................................................................................................
             1,613   FleetBoston Financial Corp.                                                                  47,922
.........................................................................................................................
               399   Greenpoint Financial Corp.                                                                   20,325
.........................................................................................................................
               309   M&T Bank Corp.                                                                               26,024
.........................................................................................................................
               209   South Trust Corp.                                                                             5,685
.........................................................................................................................
               848   State Street Corp.                                                                           33,411
.........................................................................................................................
            10,345   U.S. Bancorp                                                                                253,453
.........................................................................................................................
             4,275   Wachovia Corp.                                                                              170,829
.........................................................................................................................
             4,171   Washington Mutual, Inc.                                                                     172,262
.........................................................................................................................
             1,111   Wells Fargo & Co.                                                                            55,994
.........................................................................................................................
             1,682   Zions Bancorp.                                                                               85,126
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,481,454
------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
.........................................................................................................................
             2,135   Coca-Cola Enterprises, Inc.                                                                  38,750
.........................................................................................................................
             1,790   Pepsi Bottling Group, Inc. (The)                                                             35,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  74,586
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
             1,351   Masco Corp.                                                                                  32,221
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.1%)
.........................................................................................................................
             4,080   Comcast Corp. Class A (Special) (NON)                                                       117,626
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.9%)
.........................................................................................................................
               173   Avery Dennison Corp.                                                                          8,685
.........................................................................................................................
             2,950   Dow Chemical Co. (The)                                                                       91,332
.........................................................................................................................
             2,299   Engelhard Corp.                                                                              56,946
.........................................................................................................................
             1,023   PPG Industries, Inc.                                                                         51,907
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 208,870
------------------------------------------------------------------------------------------------------------------------
Computers (2.4%)
.........................................................................................................................
            10,916   Hewlett-Packard Co.                                                                         232,511
.........................................................................................................................
               425   IBM Corp.                                                                                    35,063
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 267,574
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
.........................................................................................................................
                25   Berkshire Hathaway, Inc. Class B (NON)                                                       60,750
.........................................................................................................................
             2,218   Honeywell International, Inc.                                                                59,553
.........................................................................................................................
             5,842   Tyco International, Ltd. (Bermuda)                                                          110,881
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 231,184
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
             1,923   MBNA Corp.                                                                                   40,075
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.4%)
.........................................................................................................................
             1,443   Fortune Brands, Inc.                                                                         75,325
.........................................................................................................................
             1,650   Kimberly-Clark Corp.                                                                         86,031
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 161,356
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.9%)
.........................................................................................................................
             8,430   CenterPoint Energy, Inc.                                                                     68,705
.........................................................................................................................
               672   Constellation Energy Group, Inc.                                                             23,050
.........................................................................................................................
             1,090   Dominion Resources, Inc.                                                                     70,054
.........................................................................................................................
             2,813   DPL, Inc.                                                                                    44,839
.........................................................................................................................
             2,206   Edison International (NON)                                                                   36,245
.........................................................................................................................
               954   Entergy Corp.                                                                                50,352
.........................................................................................................................
               746   Exelon Corp.                                                                                 44,618
.........................................................................................................................
             1,017   FirstEnergy Corp.                                                                            39,104
.........................................................................................................................
             1,896   Northeast Utilities                                                                          31,739
.........................................................................................................................
             2,798   PG&E Corp. (NON)                                                                             59,178
.........................................................................................................................
             1,711   Progress Energy, Inc.                                                                        75,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 542,997
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
.........................................................................................................................
               440   Emerson Electric Co.                                                                         22,484
------------------------------------------------------------------------------------------------------------------------
Electronics (1.3%)
.........................................................................................................................
             4,711   Celestica, Inc. (Canada) (NON)                                                               74,245
.........................................................................................................................
             4,966   Flextronics International, Ltd. (Singapore) (NON)                                            51,597
.........................................................................................................................
               351   W.W. Grainger, Inc.                                                                          16,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 142,255
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
.........................................................................................................................
             2,249   GlobalSantaFe Corp. (Cayman Islands)                                                         52,492
------------------------------------------------------------------------------------------------------------------------
Financial (6.7%)
.........................................................................................................................
               795   CIT Group, Inc.                                                                              19,597
.........................................................................................................................
            10,870   Citigroup, Inc.                                                                             465,236
.........................................................................................................................
             1,372   Fannie Mae                                                                                   92,528
.........................................................................................................................
             2,249   Freddie Mac                                                                                 114,182
.........................................................................................................................
             1,960   PMI Group, Inc. (The)                                                                        52,606
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 744,149
------------------------------------------------------------------------------------------------------------------------
Food (1.3%)
.........................................................................................................................
             1,860   H.J. Heinz Co.                                                                               61,343
.........................................................................................................................
             1,170   Kraft Foods, Inc. Class A                                                                    38,084
.........................................................................................................................
             2,497   Sara Lee Corp.                                                                               46,969
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 146,396
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.6%)
.........................................................................................................................
             1,470   Abitibi-Consolidated, Inc. (Canada)                                                           9,423
.........................................................................................................................
               982   Boise Cascade Corp.                                                                          23,470
.........................................................................................................................
             3,755   Smurfit-Stone Container Corp. (NON)                                                          48,928
.........................................................................................................................
             2,748   Sonoco Products Co.                                                                          66,007
.........................................................................................................................
               552   Weyerhaeuser Co.                                                                             29,808
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 177,636
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.9%)
.........................................................................................................................
               690   AmerisourceBergen Corp.                                                                      47,852
.........................................................................................................................
             1,057   CIGNA Corp.                                                                                  49,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  97,468
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
               758   Whirlpool Corp.                                                                              48,285
------------------------------------------------------------------------------------------------------------------------
Insurance (4.6%)
.........................................................................................................................
             3,914   ACE, Ltd. (Bermuda)                                                                         134,211
.........................................................................................................................
             1,684   American International Group, Inc.                                                           92,923
.........................................................................................................................
               941   AON Corp.                                                                                    22,659
.........................................................................................................................
               940   MBIA, Inc.                                                                                   45,825
.........................................................................................................................
             1,789   Radian Group, Inc.                                                                           65,567
.........................................................................................................................
             3,115   Travelers Property Casualty Corp. Class B                                                    49,124
.........................................................................................................................
             1,309   XL Capital, Ltd. Class A (Bermuda)                                                          108,647
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 518,956
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.6%)
.........................................................................................................................
             5,097   JPMorgan Chase & Co.                                                                        174,215
.........................................................................................................................
             2,431   Merrill Lynch & Co., Inc.                                                                   113,479
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 287,694
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
.........................................................................................................................
             1,064   Marriott International, Inc. Class A                                                         40,879
.........................................................................................................................
             2,282   Royal Caribbean Cruises, Ltd.                                                                52,851
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  93,730
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
             1,991   Ingersoll-Rand Co. Class A (Bermuda)                                                         94,214
.........................................................................................................................
               526   Parker-Hannifin Corp.                                                                        22,087
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 116,301
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.6%)
.........................................................................................................................
             2,221   Dover Corp.                                                                                  66,541
------------------------------------------------------------------------------------------------------------------------
Media (3.0%)
.........................................................................................................................
             2,165   AOL Time Warner, Inc. (NON)                                                                  34,835
.........................................................................................................................
             1,333   InterActiveCorp. (NON)                                                                       52,747
.........................................................................................................................
            12,999   Liberty Media Corp. Class A (NON)                                                           150,268
.........................................................................................................................
             5,116   Walt Disney Co. (The)                                                                       101,041
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 338,891
------------------------------------------------------------------------------------------------------------------------
Metals (--%)
.........................................................................................................................
               113   Alcoa, Inc.                                                                                   2,882
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
.........................................................................................................................
               484   NiSource, Inc.                                                                                9,196
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.3%)
.........................................................................................................................
               871   Pitney Bowes, Inc.                                                                           33,455
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (9.4%)
.........................................................................................................................
               511   Apache Corp.                                                                                 33,246
.........................................................................................................................
             3,235   BP PLC ADR (United Kingdom)                                                                 135,935
.........................................................................................................................
               349   Burlington Resources, Inc.                                                                   18,870
.........................................................................................................................
             2,826   ConocoPhillips                                                                              154,865
.........................................................................................................................
             9,432   Exxon Mobil Corp.                                                                           338,703
.........................................................................................................................
             1,303   Noble Corp. (Cayman Islands) (NON)                                                           44,693
.........................................................................................................................
             2,485   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               115,851
.........................................................................................................................
             1,400   TotalFinaElf SA ADR (France)                                                                106,120
.........................................................................................................................
             3,196   Unocal Corp.                                                                                 91,693
.........................................................................................................................
               110   Valero Energy Corp.                                                                           3,996
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,043,972
------------------------------------------------------------------------------------------------------------------------
Other (4.4%)
.........................................................................................................................
             9,710   Ishares Russell 1000 Value Index                                                            491,035
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.8%)
.........................................................................................................................
             2,329   Abbott Laboratories                                                                         101,917
.........................................................................................................................
             3,789   King Pharmaceuticals, Inc. (NON)                                                             55,926
.........................................................................................................................
             4,619   Pfizer, Inc.                                                                                157,739
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 315,582
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
.........................................................................................................................
             3,165   Xerox Corp. (NON)                                                                            33,517
------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
.........................................................................................................................
               404   Knight-Ridder, Inc.                                                                          27,848
------------------------------------------------------------------------------------------------------------------------
Railroads (1.8%)
.........................................................................................................................
               725   Canadian National Railway Co. (Canada)                                                       34,989
.........................................................................................................................
             2,946   Union Pacific Corp.                                                                         170,927
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 205,916
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.9%)
.........................................................................................................................
             3,680   Equity Office Properties Trust (R)                                                           99,397
------------------------------------------------------------------------------------------------------------------------
Regional Bells (4.7%)
.........................................................................................................................
             3,288   BellSouth Corp.                                                                              87,559
.........................................................................................................................
             6,993   SBC Communications, Inc.                                                                    178,671
.........................................................................................................................
             6,516   Verizon Communications, Inc.                                                                257,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 523,286
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.2%)
.........................................................................................................................
               886   Darden Restaurants, Inc.                                                                     16,816
.........................................................................................................................
               337   Yum! Brands, Inc. (NON)                                                                       9,962
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  26,778
------------------------------------------------------------------------------------------------------------------------
Retail (2.3%)
.........................................................................................................................
               873   CVS Corp.                                                                                    24,470
.........................................................................................................................
               523   Federated Department Stores, Inc.                                                            19,273
.........................................................................................................................
             3,917   JC Penney Co., Inc. (Holding Co.)                                                            66,001
.........................................................................................................................
             3,071   Limited, Inc. (The)                                                                          47,601
.........................................................................................................................
             3,597   Office Depot, Inc. (NON)                                                                     52,192
.........................................................................................................................
             2,369   TJX Cos., Inc. (The)                                                                         44,632
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 254,169
------------------------------------------------------------------------------------------------------------------------
Software (1.8%)
.........................................................................................................................
             1,870   BMC Software, Inc. (NON)                                                                     30,537
.........................................................................................................................
             5,424   Computer Associates International, Inc.                                                     120,847
.........................................................................................................................
             3,130   PeopleSoft, Inc. (NON)                                                                       55,057
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 206,441
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.1%)
.........................................................................................................................
               682   BearingPoint, Inc. (NON)                                                                      6,581
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
             2,610   AT&T Wireless Services, Inc. (NON)                                                           21,428
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.6%)
.........................................................................................................................
             3,828   Altria Group, Inc.                                                                          173,937
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.3%)
.........................................................................................................................
             4,387   Republic Services, Inc. (NON)                                                                99,453
.........................................................................................................................
             1,776   Waste Management, Inc.                                                                       42,784
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 142,237
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $9,695,512)                                                                        $9,801,000
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (0.6%) (a)
.........................................................................................................................
           $65,000   Government National Mortgage
                     Association Pass-Through Certificates 5s,
                     TBA, July 1, 2033                                                                           $66,564
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (0.3%) (a)
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
             3,000     7 1/4s, May 15, 2030                                                                        3,954
.........................................................................................................................
            20,000     7 1/4s, January 15, 2010                                                                   24,806
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  28,760
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (2.7%) (a)
.........................................................................................................................
            24,000   U.S. Treasury Bonds 6 1/4s, May 15, 2030                                                     29,878
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
            49,000     6 1/2s, February 15, 2010                                                                  59,445
.........................................................................................................................
            92,000     3s, November 15, 2007                                                                      94,897
.........................................................................................................................
           118,000     1 3/4s, December 31, 2004                                                                 119,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 303,243
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations (cost $400,109)                                                         $398,567
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (2.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
               456   Anthem, Inc. $3.00 units cv. pfd.                                                           $42,522
.........................................................................................................................
               376   Boise Cascade Corp. $3.75 units cv. pfd.                                                     15,416
.........................................................................................................................
               100   CenterPoint Energy, Inc. 2.00% cv. pfd.                                                       3,144
.........................................................................................................................
               322   Dominion Resources, Inc. $4.75 cv. pfd.                                                      18,918
.........................................................................................................................
               713   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                          30,926
.........................................................................................................................
               645   Hartford Financial Services Group, Inc.
                     (The) zero %                                                                                 33,621
.........................................................................................................................
               334   Hartford Financial Services Group, Inc.
                     (The) $3.50 cv. pfd.                                                                         18,203
.........................................................................................................................
                67   Northrop Grumman Corp. $7.25 cv. pfd.                                                         6,767
.........................................................................................................................
               265   Raytheon Co. $4.125 units cv. pfd.                                                           15,039
.........................................................................................................................
               345   Solectron Corp. $1.813 units cv. pfd.                                                         4,054
.........................................................................................................................
               684   Xerox Corp. 6.25% cv. pfd.                                                                   71,820
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $257,177)                                                                            $260,430
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $16,000   Freeport-McMoRan Copper & Gold, Inc.
                     cv. sr. notes 8 1/4s, 2006                                                                  $28,420
.........................................................................................................................
            21,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                        21,761
.........................................................................................................................
            42,000   Service Corp. International cv. sub. notes
                     6 3/4s, 2008                                                                                 42,893
.........................................................................................................................
             1,000   Tyco International Group SA 144A
                     cv. company guaranty 2 3/4s, 2018
                     (Luxembourg)                                                                                  1,078
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $91,522)                                                                              $94,152
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (15.1%) (a) (cost $1,686,094)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,686,094   Short term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      $1,686,094
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $12,130,414)                                                    $12,240,243
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT The George Putnam Fund of Boston

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (59.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.5%)
.........................................................................................................................
           112,310   Boeing Co. (The)                                                                         $3,854,479
.........................................................................................................................
            35,200   Lockheed Martin Corp.                                                                     1,674,464
.........................................................................................................................
            33,710   Northrop Grumman Corp.                                                                    2,908,836
.........................................................................................................................
            26,000   Raytheon Co.                                                                                853,840
.........................................................................................................................
            34,900   Rockwell Collins, Inc.                                                                      859,587
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,151,206
------------------------------------------------------------------------------------------------------------------------
Airlines (--%)
.........................................................................................................................
            17,000   Southwest Airlines Co.                                                                      292,400
------------------------------------------------------------------------------------------------------------------------
Banking (7.8%)
.........................................................................................................................
           122,245   Bank of America Corp.                                                                     9,661,022
.........................................................................................................................
           188,730   Bank of New York Co., Inc. (The)                                                          5,425,988
.........................................................................................................................
            24,810   BB&T Corp.                                                                                  850,983
.........................................................................................................................
            29,642   Charter One Financial, Inc.                                                                 924,238
.........................................................................................................................
            72,650   Comerica, Inc.                                                                            3,378,225
.........................................................................................................................
            15,110   Compass Bancshares, Inc.                                                                    527,792
.........................................................................................................................
            31,700   FleetBoston Financial Corp.                                                                 941,807
.........................................................................................................................
             8,000   Greenpoint Financial Corp.                                                                  407,520
.........................................................................................................................
             6,990   M&T Bank Corp.                                                                              588,698
.........................................................................................................................
            54,100   State Street Corp.                                                                        2,131,540
.........................................................................................................................
           351,630   U.S. Bancorp                                                                              8,614,935
.........................................................................................................................
           138,120   Wachovia Corp.                                                                            5,519,275
.........................................................................................................................
           170,880   Washington Mutual, Inc.                                                                   7,057,344
.........................................................................................................................
            46,695   Wells Fargo & Co.                                                                         2,353,428
.........................................................................................................................
            68,920   Zions Bancorp                                                                             3,488,041
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,870,836
------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
.........................................................................................................................
            15,400   Coca-Cola Co. (The)                                                                         714,714
.........................................................................................................................
            46,070   Coca-Cola Enterprises, Inc.                                                                 836,171
.........................................................................................................................
            40,690   Pepsi Bottling Group, Inc. (The)                                                            814,614
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,365,499
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.1%)
.........................................................................................................................
            30,900   Masco Corp.                                                                                 736,965
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.1%)
.........................................................................................................................
            91,500   Comcast Corp. Class A (Special) (NON)                                                     2,637,945
.........................................................................................................................
           385,343   Liberty Media Corp. Class A (NON)                                                         4,454,565
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,092,510
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.5%)
.........................................................................................................................
            36,700   Avery Dennison Corp.                                                                      1,842,340
.........................................................................................................................
           128,630   Dow Chemical Co. (The)                                                                    3,982,385
.........................................................................................................................
            51,970   Engelhard Corp.                                                                           1,287,297
.........................................................................................................................
            58,480   PPG Industries, Inc.                                                                      2,967,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,079,297
------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
.........................................................................................................................
            16,400   Peabody Energy Corp.                                                                        550,876
------------------------------------------------------------------------------------------------------------------------
Computers (2.7%)
.........................................................................................................................
            33,000   Dell Computer Corp. (NON)                                                                 1,054,680
.........................................................................................................................
           529,962   Hewlett-Packard Co.                                                                      11,288,191
.........................................................................................................................
            46,342   IBM Corp.                                                                                 3,823,215
.........................................................................................................................
            24,870   Lexmark International, Inc. (NON)                                                         1,760,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,926,136
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.9%)
.........................................................................................................................
             1,439   Berkshire Hathaway, Inc. Class B (NON)                                                    3,496,770
.........................................................................................................................
            65,100   General Electric Co.                                                                      1,867,068
.........................................................................................................................
            47,410   Honeywell International, Inc.                                                             1,272,959
.........................................................................................................................
           318,796   Tyco International, Ltd. (Bermuda)                                                        6,050,748
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,687,545
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
           116,610   MBNA Corp.                                                                                2,430,152
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
            61,240   Fortune Brands, Inc.                                                                      3,196,728
.........................................................................................................................
            46,870   Kimberly-Clark Corp.                                                                      2,443,802
.........................................................................................................................
            36,200   Newell Rubbermaid, Inc.                                                                   1,013,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,654,130
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.7%)
.........................................................................................................................
           172,460   CenterPoint Energy, Inc.                                                                  1,405,549
.........................................................................................................................
            15,220   Constellation Energy Group, Inc.                                                            522,046
.........................................................................................................................
            24,780   Dominion Resources, Inc.                                                                  1,592,611
.........................................................................................................................
            63,765   DPL, Inc.                                                                                 1,016,414
.........................................................................................................................
           135,090   Edison International (NON)                                                                2,219,529
.........................................................................................................................
            34,440   Entergy Corp.                                                                             1,817,743
.........................................................................................................................
            25,600   Exelon Corp.                                                                              1,531,136
.........................................................................................................................
            52,930   FirstEnergy Corp.                                                                         2,035,159
.........................................................................................................................
            41,250   Northeast Utilities                                                                         690,525
.........................................................................................................................
           138,600   PG&E Corp. (NON)                                                                          2,931,390
.........................................................................................................................
            44,940   Progress Energy, Inc.                                                                     1,972,866
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,734,968
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
.........................................................................................................................
            10,110   Emerson Electric Co.                                                                        516,621
------------------------------------------------------------------------------------------------------------------------
Electronics (1.4%)
.........................................................................................................................
           107,200   Celestica, Inc. (Canada) (NON)                                                            1,689,472
.........................................................................................................................
           112,550   Flextronics International, Ltd. (Singapore) (NON)                                         1,169,395
.........................................................................................................................
           219,290   Intel Corp.                                                                               4,557,723
.........................................................................................................................
            66,050   Motorola, Inc.                                                                              622,852
.........................................................................................................................
           251,900   Solectron Corp. (NON)                                                                       942,106
.........................................................................................................................
             7,970   W.W. Grainger, Inc.                                                                         372,677
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,354,225
------------------------------------------------------------------------------------------------------------------------
Energy (0.6%)
.........................................................................................................................
             5,500   BJ Services Co. (NON)                                                                       205,480
.........................................................................................................................
           100,270   GlobalSantaFe Corp. (Cayman Islands)                                                      2,340,302
.........................................................................................................................
            52,500   Halliburton Co.                                                                           1,207,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,753,282
------------------------------------------------------------------------------------------------------------------------
Financial (4.8%)
.........................................................................................................................
            18,120   CIT Group, Inc.                                                                             446,658
.........................................................................................................................
           426,206   Citigroup, Inc.                                                                          18,241,617
.........................................................................................................................
            69,507   Fannie Mae                                                                                4,687,552
.........................................................................................................................
           107,670   Freddie Mac                                                                               5,466,406
.........................................................................................................................
            42,290   PMI Group, Inc. (The)                                                                     1,135,064
.........................................................................................................................
           143,244   Travelers Property Casualty Corp. Class B                                                 2,258,958
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,236,255
------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
.........................................................................................................................
            39,440   H.J. Heinz Co.                                                                            1,300,731
.........................................................................................................................
            88,350   Kraft Foods, Inc. Class A                                                                 2,875,793
.........................................................................................................................
            51,900   Sara Lee Corp.                                                                              976,239
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,152,763
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.7%)
.........................................................................................................................
            32,800   Abitibi-Consolidated, Inc. (New York
                     Stock Exchange) (Canada)                                                                    210,248
.........................................................................................................................
            90,288   Abitibi-Consolidated, Inc. (Toronto
                     Exchange) (Canada)                                                                          571,569
.........................................................................................................................
            22,200   Boise Cascade Corp.                                                                         530,580
.........................................................................................................................
            85,160   Smurfit-Stone Container Corp. (NON)                                                       1,109,635
.........................................................................................................................
            58,370   Sonoco Products Co.                                                                       1,402,047
.........................................................................................................................
            12,920   Weyerhaeuser Co.                                                                            697,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,521,759
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.9%)
.........................................................................................................................
            19,820   Anthem, Inc. (NON)                                                                        1,529,113
.........................................................................................................................
            42,670   Cardinal Health, Inc.                                                                     2,743,681
.........................................................................................................................
            40,670   CIGNA Corp.                                                                               1,909,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,181,844
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.2%)
.........................................................................................................................
            26,080   Whirlpool Corp.                                                                           1,661,296
------------------------------------------------------------------------------------------------------------------------
Insurance (2.5%)
.........................................................................................................................
           129,670   ACE, Ltd. (Bermuda)                                                                       4,446,384
.........................................................................................................................
            66,809   American International Group, Inc.                                                        3,686,521
.........................................................................................................................
            21,210   AON Corp.                                                                                   510,737
.........................................................................................................................
            21,450   MBIA, Inc.                                                                                1,045,688
.........................................................................................................................
            70,760   Radian Group, Inc.                                                                        2,593,354
.........................................................................................................................
            51,935   XL Capital, Ltd. Class A (Bermuda)                                                        4,310,605
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,593,289
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
.........................................................................................................................
           222,520   JPMorgan Chase & Co.                                                                      7,605,734
.........................................................................................................................
            50,700   Merrill Lynch & Co., Inc.                                                                 2,366,676
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,972,410
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.7%)
.........................................................................................................................
            24,150   Marriott International, Inc. Class A                                                        927,843
.........................................................................................................................
           150,325   Royal Caribbean Cruises, Ltd.                                                             3,481,527
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,409,370
------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
.........................................................................................................................
            81,740   Ingersoll-Rand Co. Class A (Bermuda)                                                      3,867,937
.........................................................................................................................
            12,060   Parker-Hannifin Corp.                                                                       506,399
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,374,336
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.3%)
.........................................................................................................................
            63,120   Dover Corp.                                                                               1,891,075
------------------------------------------------------------------------------------------------------------------------
Media (1.1%)
.........................................................................................................................
           103,000   AOL Time Warner, Inc. (NON)                                                               1,657,270
.........................................................................................................................
            30,210   InterActiveCorp. (NON)                                                                    1,195,410
.........................................................................................................................
           228,230   Walt Disney Co. (The)                                                                     4,507,543
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,360,223
------------------------------------------------------------------------------------------------------------------------
Medical Services (0.2%)
.........................................................................................................................
            15,800   AmerisourceBergen Corp.                                                                   1,095,730
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
.........................................................................................................................
            13,500   Boston Scientific Corp. (NON)                                                               824,850
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
            17,300   Pitney Bowes, Inc.                                                                          664,493
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.1%)
.........................................................................................................................
            11,590   Apache Corp.                                                                                754,045
.........................................................................................................................
            58,930   BP PLC ADR (United Kingdom)                                                               2,476,239
.........................................................................................................................
            24,190   Burlington Resources, Inc.                                                                1,307,953
.........................................................................................................................
            13,000   Canadian Natural Resources, Ltd. (Canada)                                                   518,830
.........................................................................................................................
           117,518   ConocoPhillips                                                                            6,439,986
.........................................................................................................................
           379,913   Exxon Mobil Corp.                                                                        13,642,676
.........................................................................................................................
            29,440   Noble Corp. (Cayman Islands) (NON)                                                        1,009,792
.........................................................................................................................
            48,810   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                             2,275,522
.........................................................................................................................
            48,420   TotalFinaElf SA ADR (France)                                                              3,670,236
.........................................................................................................................
            59,320   Unocal Corp.                                                                              1,701,891
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,797,170
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.2%)
.........................................................................................................................
           147,120   Abbott Laboratories                                                                       6,437,971
.........................................................................................................................
            17,700   Forest Laboratories, Inc. (NON)                                                             969,075
.........................................................................................................................
            41,680   Johnson & Johnson                                                                         2,154,856
.........................................................................................................................
           191,840   King Pharmaceuticals, Inc. (NON)                                                          2,831,558
.........................................................................................................................
             7,600   Lilly (Eli) & Co.                                                                           524,172
.........................................................................................................................
            99,400   Merck & Co., Inc.                                                                         6,018,670
.........................................................................................................................
           332,822   Pfizer, Inc.                                                                             11,365,871
.........................................................................................................................
            94,900   Wyeth                                                                                     4,322,695
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,624,868
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
           141,450   Xerox Corp. (NON)                                                                         1,497,956
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
             9,290   Knight-Ridder, Inc.                                                                         640,360
------------------------------------------------------------------------------------------------------------------------
Railroads (1.1%)
.........................................................................................................................
            42,550   Canadian National Railway Co. (Canada)                                                    2,053,463
.........................................................................................................................
            92,246   Union Pacific Corp.                                                                       5,352,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,405,576
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
            63,940   Equity Office Properties Trust (R)                                                        1,727,019
------------------------------------------------------------------------------------------------------------------------
Regional Bells (3.2%)
.........................................................................................................................
           114,730   BellSouth Corp.                                                                           3,055,260
.........................................................................................................................
           322,640   SBC Communications, Inc. (SEG)                                                            8,243,452
.........................................................................................................................
           260,640   Verizon Communications, Inc.                                                             10,282,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,580,960
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.4%)
.........................................................................................................................
           114,600   Darden Restaurants, Inc.                                                                  2,175,108
.........................................................................................................................
             7,660   Yum! Brands, Inc. (NON)                                                                     226,430
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,401,538
------------------------------------------------------------------------------------------------------------------------
Retail (1.9%)
.........................................................................................................................
            20,100   CVS Corp.                                                                                   563,403
.........................................................................................................................
            31,790   Federated Department Stores, Inc.                                                         1,171,462
.........................................................................................................................
           156,520   JC Penney Co., Inc. (Holding Co.)                                                         2,637,362
.........................................................................................................................
           106,390   Limited, Inc. (The)                                                                       1,649,045
.........................................................................................................................
            18,900   Lowe's Cos., Inc.                                                                           811,755
.........................................................................................................................
           193,330   Office Depot, Inc. (NON)                                                                  2,805,218
.........................................................................................................................
            83,010   TJX Cos., Inc. (The)                                                                      1,563,908
.........................................................................................................................
            23,200   Wal-Mart Stores, Inc.                                                                     1,245,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,447,297
------------------------------------------------------------------------------------------------------------------------
Software (2.0%)
.........................................................................................................................
           112,940   BMC Software, Inc. (NON)                                                                  1,844,310
.........................................................................................................................
           231,740   Computer Associates International, Inc.                                                   5,163,167
.........................................................................................................................
           189,300   Microsoft Corp.                                                                           4,847,973
.........................................................................................................................
            94,300   PeopleSoft, Inc. (NON)                                                                    1,658,737
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,514,187
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.2%)
.........................................................................................................................
            16,720   BearingPoint, Inc. (NON)                                                                    161,348
.........................................................................................................................
            25,900   Fiserv, Inc. (NON)                                                                          922,299
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,083,647
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.2%)
.........................................................................................................................
           130,260   AT&T Wireless Services, Inc. (NON)                                                        1,069,435
.........................................................................................................................
            17,400   CenturyTel, Inc.                                                                            606,390
.........................................................................................................................
               959   Covad Communications Group, Inc. (NON)                                                          969
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,676,794
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
            14,100   Liz Claiborne, Inc.                                                                         497,025
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.7%)
.........................................................................................................................
           254,746   Altria Group, Inc.                                                                       11,575,658
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.5%)
.........................................................................................................................
           121,550   Republic Services, Inc. (NON)                                                             2,755,539
.........................................................................................................................
            40,210   Waste Management, Inc.                                                                      968,659
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,724,198
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $366,165,638)                                                                    $399,330,594
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (19.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (13.2%)
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
        $2,731,000     TBA, 4 1/2s, August 1, 2018                                                            $2,777,120
.........................................................................................................................
         5,783,991     TBA, 4 1/2s, July 1, 2018                                                               5,903,286
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
            68,895     8s, October 1, 2025                                                                        74,819
.........................................................................................................................
         4,903,420     7 1/2s, with due dates from
                       September 1, 2022 to October 1, 2031                                                    5,214,803
.........................................................................................................................
         1,661,018     7s, with due dates from May 1, 2026
                       to November 1, 2032                                                                     1,750,114
.........................................................................................................................
           498,496     7s, with due dates from June 1, 2007
                       to November 1, 2014                                                                       530,199
.........................................................................................................................
        15,874,222     6 1/2s, with due dates from
                       January 1, 2028 to November 1, 2032                                                    16,558,408
.........................................................................................................................
            93,621     6 1/2s, February 1, 2016                                                                   98,765
.........................................................................................................................
            46,043     6s, with due dates from April 1, 2016
                       to July 1, 2029                                                                            48,025
.........................................................................................................................
        28,929,000   Federal National Mortgage Association
                     TBA 5s, July 1, 2033                                                                     29,390,070
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
         1,837,000     TBA, 5 1/2s, July 1, 2033                                                               1,912,203
.........................................................................................................................
        20,513,000     TBA, 5s, July 1, 2033                                                                  21,006,584
.........................................................................................................................
         2,682,099   Government National Mortgage
                     Association Pass-Through Certificates
                     7s, with due dates                                                                        2,832,932
------------------------------------------------------------------------------------------------------------------------
                                                                                                              88,097,328
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (1.7%)
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         2,170,000     7 1/4s, May 15, 2030                                                                    2,859,878
.........................................................................................................................
         6,868,000     7 1/4s, January 15, 2010                                                                8,518,422
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,378,300
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (4.7%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
            85,000     8 1/8s, August 15, 2019                                                                   122,935
.........................................................................................................................
         2,260,000     8s, November 15, 2021                                                                   3,274,087
.........................................................................................................................
           840,000     7 1/2s, November 15, 2016                                                               1,140,267
.........................................................................................................................
           440,000     6 1/2s, November 15, 2026                                                                 558,199
.........................................................................................................................
         4,660,000     6 1/4s, May 15, 2030                                                                    5,801,337
.........................................................................................................................
           980,000     6 1/4s, August 15, 2023                                                                 1,200,424
.........................................................................................................................
         2,430,000     6s, February 15, 2026                                                                   2,904,705
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
        12,670,000     6 1/2s, February 15, 2010                                                              15,370,788
.........................................................................................................................
           665,000     3 7/8s, February 15, 2013                                                                 684,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,057,042
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Obligations (cost $128,785,146)                                                        $130,532,670
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (11.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.2%)
.........................................................................................................................
           $25,000   Boeing Capital Corp. sr. notes
                     7 3/8s, 2010                                                                                $29,624
.........................................................................................................................
            80,000   Boeing Co. (The) bonds 6 1/8s, 2033                                                          84,052
.........................................................................................................................
            25,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                        27,500
.........................................................................................................................
           195,000   L-3 Communications Corp. 144A sr.
                     sub. notes 6 1/8s, 2013                                                                     197,925
.........................................................................................................................
           345,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                468,922
.........................................................................................................................
           115,000   Northrop Grumman Corp. company
                     guaranty 7 1/8s, 2011                                                                       137,761
.........................................................................................................................
            65,000   Raytheon Co. bonds 5 3/8s, 2013                                                              68,758
.........................................................................................................................
           195,000   Raytheon Co. notes 8.2s, 2006                                                               224,983
.........................................................................................................................
           145,000   Raytheon Co. notes 6.15s, 2008                                                              163,955
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,403,480
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
             4,213   Continental Airlines, Inc. pass-through
                     certificates Ser. 97-4A, 6.9s, 2018                                                           4,129
.........................................................................................................................
           110,000   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                         106,710
.........................................................................................................................
           261,444   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-1A, 6.648s, 2017                                                       247,065
.........................................................................................................................
             4,489   Northwest Airlines Corp. pass-through
                     certificates Ser. 99-2A, 7.575s, 2019                                                         4,561
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 362,465
------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
.........................................................................................................................
            35,000   American Axle & Manufacturing, Inc.
                     company guaranty 9 3/4s, 2009                                                                37,625
.........................................................................................................................
           205,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8 1/2s, 2031                                                               241,462
.........................................................................................................................
           110,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                                 125,035
.........................................................................................................................
           280,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                         284,315
.........................................................................................................................
           260,000   Dana Corp. notes 9s, 2011                                                                   281,450
.........................................................................................................................
           140,000   Ford Motor Co. notes 7.45s, 2031                                                            128,249
.........................................................................................................................
           335,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                351,902
.........................................................................................................................
           135,000   General Motors Acceptance Corp. bonds
                     8s, 2031                                                                                    132,457
.........................................................................................................................
           200,000   General Motors Acceptance Corp. notes
                     Ser. MTN, 5.36s, 2004                                                                       205,646
.........................................................................................................................
           175,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 200,375
.........................................................................................................................
           160,000   SPX Corp. sr. notes 6 1/4s, 2011                                                            163,200
.........................................................................................................................
           135,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                        146,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,298,408
------------------------------------------------------------------------------------------------------------------------
Banking (1.3%)
.........................................................................................................................
           105,000   Allfirst Financial Inc. sub. notes 7.2s, 2007                                               120,520
.........................................................................................................................
           500,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  614,306
.........................................................................................................................
            40,000   Bank of New York Co., Inc. (The) sr.
                     sub. notes FRN 3.4s, 2013                                                                    40,389
.........................................................................................................................
           130,000   Bank One Corp. sub. debs. 8s, 2027                                                          170,751
.........................................................................................................................
           100,000   Bank One Corp. sub. debs. 7 5/8s, 2026                                                      125,847
.........................................................................................................................
            60,000   Bank One Corp. sub. notes 7.6s, 2007                                                         69,977
.........................................................................................................................
           855,000   Bank United Corp. notes Ser. A, 8s, 2009                                                  1,036,556
.........................................................................................................................
           225,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                       260,103
.........................................................................................................................
           105,000   Capital One Bank notes 6 1/2s, 2013                                                         104,013
.........................................................................................................................
            45,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 45,923
.........................................................................................................................
            50,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                   54,141
.........................................................................................................................
           580,000   Citicorp sub. notes 6 3/8s, 2008                                                            666,759
.........................................................................................................................
           215,000   Colonial Bank sub. notes 9 3/8s, 2011                                                       245,963
.........................................................................................................................
           325,000   Colonial Bank sub. notes 8s, 2009                                                           345,248
.........................................................................................................................
           315,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                                368,379
.........................................................................................................................
           415,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                  514,916
.........................................................................................................................
            45,000   FleetBoston Financial Corp. notes
                     7 1/4s, 2005                                                                                 50,220
.........................................................................................................................
           165,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2049 (Jersey)                                                           162,652
.........................................................................................................................
           240,000   HSBC Capital Funding LP 144A bank
                     guaranty FRN 9.547s, 2049 (Jersey)                                                          316,883
.........................................................................................................................
           190,000   HSBC Holdings PLC sub. notes Ser. (a),
                     5 1/4s, 2012 (United Kingdom)                                                               203,117
.........................................................................................................................
           170,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                              187,826
.........................................................................................................................
           185,000   National City Bank bonds 4 5/8s, 2013                                                       189,767
.........................................................................................................................
           220,000   National City Corp. sub. notes 7.2s, 2005                                                   241,256
.........................................................................................................................
           120,000   NationsBank Corp. sub. notes 6 1/2s, 2006                                                   133,749
.........................................................................................................................
           395,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                                479,872
.........................................................................................................................
           835,000   Peoples Bank-Bridgeport sub. notes
                     7.2s, 2006                                                                                  867,385
.........................................................................................................................
           445,000   Royal Bank of Scotland Group PLC FRB
                     7.648s, 2031 (United Kingdom)                                                               566,743
.........................................................................................................................
           205,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               246,277
.........................................................................................................................
            65,000   Sovereign Bank sub. notes 5 1/8s, 2013                                                       67,128
.........................................................................................................................
           135,000   Suncorp-Metway Ltd. 144A FRN 3 1/2s,
                     2013 (Australia)                                                                            135,216
.........................................................................................................................
           130,000   US Bank National Association sub.
                     notes 4.8s, 2015                                                                            134,077
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,765,959
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
.........................................................................................................................
            21,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                        22,050
.........................................................................................................................
            40,000   Coors Brewing Co. company guaranty
                     6 3/8s, 2012                                                                                 45,904
.........................................................................................................................
           250,000   Diageo PLC company guaranty 8s, 2022
                     (United Kingdom)                                                                            327,424
.........................................................................................................................
           240,000   PepsiAmericas, Inc. notes Ser. MTN,
                     3 7/8s, 2007                                                                                247,667
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 643,045
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.2%)
.........................................................................................................................
           205,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                      231,650
.........................................................................................................................
            95,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           110,438
.........................................................................................................................
           165,000   News America Holdings, Inc. company
                     guaranty 7 3/8s, 2008                                                                       194,906
.........................................................................................................................
           115,000   News America Holdings, Inc. debs.
                     7 3/4s, 2045                                                                                136,792
.........................................................................................................................
           200,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                  235,176
.........................................................................................................................
           120,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   136,766
.........................................................................................................................
           220,000   Viacom, Inc. company guaranty 7.7s, 2010                                                    272,338
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,318,066
------------------------------------------------------------------------------------------------------------------------
Building Materials (--%)
.........................................................................................................................
            35,000   American Standard Cos., Inc. company
                     guaranty 7 5/8s, 2010                                                                        39,725
.........................................................................................................................
           120,000   Masco Corp. notes 6 3/4s, 2006                                                              133,471
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 173,196
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
.........................................................................................................................
           143,000   AT&T Broadband Corp. company guaranty
                     8 3/8s, 2013                                                                                179,094
.........................................................................................................................
           125,000   Comcast Corp. company guaranty
                     6 1/2s, 2015                                                                                141,395
.........................................................................................................................
            85,000   Comcast Corp. company guaranty
                     5.85s, 2010                                                                                  93,339
.........................................................................................................................
            95,000   Comcast Corp. notes 5.3s, 2014                                                               97,761
.........................................................................................................................
           140,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                171,249
.........................................................................................................................
           105,000   Cox Enterprises, Inc. 144A notes 8s, 2007                                                   122,963
.........................................................................................................................
           160,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   163,600
.........................................................................................................................
           275,000   Jones Intercable, Inc. sr. notes
                     7 5/8s, 2008                                                                                319,609
.........................................................................................................................
           165,000   Liberty Media Corp. debs. 8 1/4s, 2030                                                      190,448
.........................................................................................................................
           155,000   Rogers Cable Inc. 144A notes 6 1/4s,
                     2013 (Canada)                                                                               154,613
.........................................................................................................................
           285,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                                345,197
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,979,268
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
.........................................................................................................................
            70,000   Airgas, Inc. company guaranty 9 1/8s, 2011                                                   78,400
.........................................................................................................................
           130,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                     136,209
.........................................................................................................................
           120,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                 144,338
.........................................................................................................................
           315,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                342,533
.........................................................................................................................
            75,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                      73,820
.........................................................................................................................
           163,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                        167,483
.........................................................................................................................
            65,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                                75,400
.........................................................................................................................
            11,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                        12,155
.........................................................................................................................
           100,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                 98,000
.........................................................................................................................
           140,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                        137,200
.........................................................................................................................
           170,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                       182,750
.........................................................................................................................
            77,000   Monsanto Co. notes 4s, 2008                                                                  78,961
.........................................................................................................................
            60,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                          71,540
.........................................................................................................................
            50,000   Praxair, Inc. notes 6 3/8s, 2012                                                             58,234
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,657,023
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
.........................................................................................................................
           160,000   Arch Western Finance, LLC 144A sr.
                     notes 6 3/4s, 2013                                                                          163,200
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
.........................................................................................................................
           180,000   Deluxe Corp. notes 5s, 2012                                                                 187,140
------------------------------------------------------------------------------------------------------------------------
Computers (--%)
.........................................................................................................................
           165,000   Hewlett-Packard Co. notes 5 1/2s, 2007                                                      182,383
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
.........................................................................................................................
           230,000   Textron Financial Corp. notes 6s, 2009                                                      251,944
.........................................................................................................................
            15,000   Textron Financial Corp. notes
                     Ser. MTNE, 2 3/4s, 2006                                                                      14,913
.........................................................................................................................
            42,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                           44,520
.........................................................................................................................
            68,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                           70,890
.........................................................................................................................
           133,000   Tyco International Group SA notes
                     6 3/8s, 2011 (Luxembourg)                                                                   140,315
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 522,582
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.3%)
.........................................................................................................................
           320,000   American General Finance notes
                     Ser. F, 5 7/8s, 2006                                                                        353,095
.........................................................................................................................
            70,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                 73,500
.........................................................................................................................
           260,000   Countrywide Home Loans, Inc. company
                     guaranty Ser. K, 5 5/8s, 2007                                                               286,358
.........................................................................................................................
           540,000   Household Finance Corp. notes 7s, 2012                                                      639,171
.........................................................................................................................
           140,000   Household Finance Corp. notes
                     6 3/4s, 2011                                                                                162,592
.........................................................................................................................
           245,000   Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                                273,143
.........................................................................................................................
           190,000   Wells Fargo Financial, Inc. notes
                     6 1/8s, 2006                                                                                209,223
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,997,082
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (--%)
.........................................................................................................................
           140,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                143,831
.........................................................................................................................
            60,000   Newell Rubbermaid, Inc. notes 4s, 2010                                                       61,138
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 204,969
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
.........................................................................................................................
           140,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                                151,900
.........................................................................................................................
            80,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                 86,800
.........................................................................................................................
           170,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                    171,734
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 410,434
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
.........................................................................................................................
            50,000   AEP Texas Central Co. 144A notes
                     5 1/2s, 2013                                                                                 53,343
.........................................................................................................................
           230,000   Alabama Power Co. sr. notes Ser. S,
                     5 7/8s, 2022                                                                                242,577
.........................................................................................................................
            30,000   American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                   32,885
.........................................................................................................................
            40,000   American Electric Power Co., Inc. sr.
                     notes Ser. C, 5 3/8s, 2010                                                                   42,786
.........................................................................................................................
            50,000   Appalachian Power Co. notes 3.6s, 2008                                                       50,617
.........................................................................................................................
           165,000   Baltimore Gas & Electric Co. notes
                     5.2s, 2033                                                                                  158,682
.........................................................................................................................
            25,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             28,359
.........................................................................................................................
           105,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          119,657
.........................................................................................................................
           110,000   Constellation Energy Group, Inc.
                     notes 7s, 2012                                                                              128,131
.........................................................................................................................
            95,000   Constellation Energy Group, Inc. sr.
                     notes 6 1/8s, 2009                                                                          107,653
.........................................................................................................................
           105,000   Consumers Energy Co. 144A 1st mtge.
                     4 1/4s, 2008                                                                                108,578
.........................................................................................................................
           160,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                                171,819
.........................................................................................................................
           330,000   Dominion Resources, Inc. unsub. notes
                     5.7s, 2012                                                                                  362,162
.........................................................................................................................
            55,000   DPL, Inc. sr. notes 8 1/4s, 2007                                                             62,372
.........................................................................................................................
           165,000   DTE Energy Co. sr. notes 6 3/8s, 2033                                                       171,966
.........................................................................................................................
           120,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                127,283
.........................................................................................................................
            45,000   Duke Energy Corp. 144A 1st mtge.
                     3 3/4s, 2008                                                                                 46,320
.........................................................................................................................
           230,000   Exelon Corp. sr. notes 6 3/4s, 2011                                                         266,107
.........................................................................................................................
           150,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 174,003
.........................................................................................................................
           375,000   FirstEnergy Corp. notes Ser. A, 5 1/2s, 2006                                                401,996
.........................................................................................................................
            50,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 51,923
.........................................................................................................................
            95,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                     94,406
.........................................................................................................................
           390,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 6s, 2006                                                          433,155
.........................................................................................................................
           120,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3 7/8s, 2008                                                      125,003
.........................................................................................................................
            90,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3s, 2006                                                           92,480
.........................................................................................................................
           310,000   Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       366,017
.........................................................................................................................
           170,000   Northern States Power Co. mtge.
                     Ser. B, 8s, 2012                                                                            215,240
.........................................................................................................................
           245,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                          279,678
.........................................................................................................................
           240,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     258,566
.........................................................................................................................
            65,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        67,031
.........................................................................................................................
           120,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                               140,889
.........................................................................................................................
            60,000   Progress Energy, Inc. sr. notes 6 3/4s, 2006                                                 66,682
.........................................................................................................................
           205,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                                 226,228
.........................................................................................................................
           555,000   PSI Energy, Inc. 1st mtge. Ser. EEE,
                     6.65s, 2006                                                                                 599,384
.........................................................................................................................
           165,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                  188,452
.........................................................................................................................
            60,000   Public Services Co. of Colorado sr.
                     notes Ser. A, 6 7/8s, 2009                                                                   69,485
.........................................................................................................................
            90,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.3s, 2033                                                                         89,384
.........................................................................................................................
           160,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                          175,400
.........................................................................................................................
           160,000   Tampa Electric Co. notes 6 7/8s, 2012                                                       185,182
.........................................................................................................................
            25,000   Teco Energy, Inc. notes 7s, 2012                                                             24,375
.........................................................................................................................
            30,000   Teco Energy, Inc. sr. notes 7 1/2s, 2010                                                     30,600
.........................................................................................................................
            30,000   TXU Energy Co. 144A notes 7s, 2013                                                           33,225
.........................................................................................................................
           120,000   Virginia Electric & Power Co. sr.
                     notes 4 3/4s, 2013                                                                          124,449
.........................................................................................................................
            58,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                 64,670
.........................................................................................................................
           120,000   Wisconsin Electric Power notes
                     4 1/2s, 2013                                                                                123,084
.........................................................................................................................
           105,000   XCEL Energy, Inc. 144A sr. notes
                     3.4s, 2008                                                                                  104,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,086,969
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
.........................................................................................................................
           170,000   Emerson Electric Co. notes 4 5/8s, 2012                                                     178,294
------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
.........................................................................................................................
           150,000   Arrow Electronics, Inc. notes 6 7/8s, 2013                                                  148,873
.........................................................................................................................
            40,000   Motorola, Inc. notes 7 5/8s, 2010                                                            47,000
.........................................................................................................................
            45,000   Motorola, Inc. notes 6 3/4s, 2006                                                            49,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 244,923
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
            51,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                 55,590
.........................................................................................................................
            50,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                           51,625
.........................................................................................................................
           300,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                347,533
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 454,748
------------------------------------------------------------------------------------------------------------------------
Financial (1.7%)
.........................................................................................................................
           425,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                         494,500
.........................................................................................................................
           195,000   Aegon NV notes 4 3/4s, 2013
                     (Netherlands)                                                                               197,282
.........................................................................................................................
            80,000   Allstate Financial Global Funding
                     144A notes 2 1/2s, 2008                                                                      78,304
.........................................................................................................................
           385,000   ASIF Global Financing 144A notes
                     3.85s, 2007                                                                                 402,479
.........................................................................................................................
           230,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                                271,330
.........................................................................................................................
           150,000   Associates First Capital Corp. sr.
                     notes 6 1/4s, 2008                                                                          172,672
.........................................................................................................................
           350,000   Associates First Capital Corp. sub.
                     debs. 8.15s, 2009                                                                           424,090
.........................................................................................................................
           130,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                  158,361
.........................................................................................................................
           250,000   CIT Group, Inc. sr. notes 5 1/2s, 2007                                                      271,036
.........................................................................................................................
           245,000   CIT Group, Inc. sr. notes Ser. MTN,
                     6 7/8s, 2009                                                                                276,644
.........................................................................................................................
            85,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                  87,977
.........................................................................................................................
           325,000   Citigroup, Inc. bonds 5 7/8s, 2033                                                          341,712
.........................................................................................................................
           220,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                          254,744
.........................................................................................................................
            55,000   Citigroup, Inc. sub. notes 7 1/4s, 2010                                                      66,639
.........................................................................................................................
           165,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              195,252
.........................................................................................................................
           135,000   Fund American Cos. Inc. notes
                     5 7/8s, 2013                                                                                141,105
.........................................................................................................................
           185,000   General Electric Capital Corp.
                     company guaranty 7 7/8s, 2006                                                               216,645
.........................................................................................................................
           165,000   General Electric Capital Corp. notes
                     Ser. A, 6 7/8s, 2010                                                                        197,249
.........................................................................................................................
            60,000   General Electric Capital Corp. notes
                     Ser. A, 6 3/4s, 2032                                                                         70,174
.........................................................................................................................
            75,000   General Electric Capital Corp. notes
                     Ser. A, 6s, 2012                                                                             84,658
.........................................................................................................................
           245,000   General Electric Capital Corp. notes
                     Ser. A, 4 5/8s, 2009                                                                        262,383
.........................................................................................................................
           490,000   General Electric Capital Corp. notes
                     Ser. A, 3.667s, 2006                                                                        500,782
.........................................................................................................................
           180,000   General Electric Capital Corp. notes
                     Ser. MTN, 3 1/4s, 2009                                                                      179,146
.........................................................................................................................
            70,000   Hartford Financial Services Group, Inc.
                     (The) notes 2 3/8s, 2006                                                                     69,939
.........................................................................................................................
           135,000   Heller Financial, Inc. notes 8s, 2005                                                       151,366
.........................................................................................................................
           120,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                   145,730
.........................................................................................................................
           155,000   ING Capital Funding Trust III company
                     guaranty FRB 8.439s, 2010                                                                   193,464
.........................................................................................................................
           165,000   International Lease Finance Corp.
                     notes 2.95s, 2006                                                                           166,964
.........................................................................................................................
           150,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                      166,675
.........................................................................................................................
            85,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                            104,870
.........................................................................................................................
         2,410,000   JP Morgan HYDI notes 6.4s, 2008                                                           2,443,138
.........................................................................................................................
           550,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                404,595
.........................................................................................................................
            85,000   Massachusetts Mutual Life Insurance
                     Co. 144A bonds 5 5/8s, 2033                                                                  87,739
.........................................................................................................................
           120,000   Metlife, Inc. debs. 3.911s, 2005                                                            124,988
.........................................................................................................................
            50,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           54,327
.........................................................................................................................
            80,000   Nationwide Mutual Insurance Co. 144A
                     notes 8 1/4s, 2031                                                                           98,886
.........................................................................................................................
           360,000   Principal Financial Group 144A notes
                     7.95s, 2004 (Australia)                                                                     381,486
.........................................................................................................................
           155,000   Principal Life Global Funding I 144A
                     sec. notes 5 1/4s, 2013                                                                     164,546
.........................................................................................................................
            90,000   Protective Life Corp. notes 4.3s, 2013                                                       89,038
.........................................................................................................................
            65,000   Prudential Financial, Inc. notes
                     Ser. MTNB, 4 1/2s, 2013                                                                      64,890
.........................................................................................................................
           235,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                  299,957
.........................................................................................................................
           175,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                189,906
.........................................................................................................................
           115,000   State Street Capital Trust II FRN
                     1.79s, 2008                                                                                 115,032
.........................................................................................................................
           315,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                               365,561
.........................................................................................................................
            55,000   Travelers Property Casualty Corp. sr.
                     notes 3 3/4s, 2008                                                                           56,429
.........................................................................................................................
           310,000   UBS AG/Jersey Branch sr. notes FRB
                     4.279s, 2008 (Jersey)                                                                       310,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,594,690
------------------------------------------------------------------------------------------------------------------------
Food (0.4%)
.........................................................................................................................
           140,000   Archer Daniels Midland Co. notes
                     5.935s, 2032                                                                                149,308
.........................................................................................................................
           325,000   Campbell Soup Co. notes 6 3/4s, 2011                                                        383,823
.........................................................................................................................
           155,000   ConAgra, Inc. notes 7 7/8s, 2010                                                            195,621
.........................................................................................................................
           275,000   ConAgra, Inc. notes 6s, 2006                                                                304,687
.........................................................................................................................
            80,000   Dean Foods Co. sr. notes 8.15s, 2007                                                         88,800
.........................................................................................................................
            80,000   General Mills, Inc. notes 5 1/8s, 2007                                                       87,146
.........................................................................................................................
           140,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       164,362
.........................................................................................................................
            55,000   Kellogg Co. notes 6s, 2006                                                                   60,633
.........................................................................................................................
            50,000   Kellogg Co. notes Ser. B, 6.6s, 2011                                                         58,636
.........................................................................................................................
           575,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                        610,697
.........................................................................................................................
           285,000   Tyson Foods, Inc. notes 8 1/4s, 2011                                                        337,446
.........................................................................................................................
            60,000   Tyson Foods, Inc. notes 7 1/4s, 2006                                                         67,005
.........................................................................................................................
           145,000   Unilever Capital Corp. bonds 5.9s, 2032                                                     157,055
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,665,219
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.3%)
.........................................................................................................................
             3,000   Abitibi-Consolidated Finance LP
                     company guaranty 7 7/8s, 2009                                                                 3,309
.........................................................................................................................
           240,000   Abitibi-Consolidated, Inc. company
                     guaranty 6.95s, 2006 (Canada)                                                               253,736
.........................................................................................................................
           180,000   Domtar, Inc. notes 7 7/8s, 2011 (Canada)                                                    219,789
.........................................................................................................................
            47,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                     42,535
.........................................................................................................................
           115,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    118,163
.........................................................................................................................
           320,000   International Paper Co. notes 6 3/4s, 2011                                                  370,120
.........................................................................................................................
           140,000   International Paper Co. notes 5.85s, 2012                                                   152,803
.........................................................................................................................
            84,000   Louisiana-Pacific Corp. sr. notes
                     8 7/8s, 2010                                                                                 96,180
.........................................................................................................................
            46,000   Louisiana-Pacific Corp. sr. sub.
                     notes 10 7/8s, 2008                                                                          52,440
.........................................................................................................................
           245,000   Packaging Corp. of America company
                     guaranty 9 5/8s, 2009                                                                       269,806
.........................................................................................................................
           210,000   Potlatch Corp. dep. notes FRN
                     12 1/2s, 2009                                                                               247,800
.........................................................................................................................
            20,000   Smurfit Capital Funding PLC notes
                     6 3/4s, 2005 (Ireland)                                                                       20,600
.........................................................................................................................
           210,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                         238,392
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,085,673
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
.........................................................................................................................
            65,000   Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                        70,688
.........................................................................................................................
           150,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          184,021
.........................................................................................................................
            45,000   International Game Technology sr.
                     notes 7 7/8s, 2004                                                                           47,312
.........................................................................................................................
            50,000   MGM Mirage, Inc. company guaranty
                     9 3/4s, 2007                                                                                 56,750
.........................................................................................................................
           150,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                170,625
.........................................................................................................................
           170,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     183,175
.........................................................................................................................
            40,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                           44,000
.........................................................................................................................
           100,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                     110,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 867,321
------------------------------------------------------------------------------------------------------------------------
Health Care (0.1%)
.........................................................................................................................
            45,000   HCA, Inc. notes 6 1/4s, 2013                                                                 45,875
.........................................................................................................................
           170,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            190,384
.........................................................................................................................
           110,000   Tenet Healthcare Corp. notes 7 3/8s, 2013                                                   106,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 342,409
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
.........................................................................................................................
           135,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    150,188
.........................................................................................................................
            55,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                     58,300
.........................................................................................................................
           180,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    176,400
.........................................................................................................................
            80,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 9 1/8s, 2009                                                                86,900
.........................................................................................................................
            35,000   KB Home sr. sub. notes 7 3/4s, 2010                                                          37,844
.........................................................................................................................
            90,000   Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                 105,300
.........................................................................................................................
           110,000   Lennar Corp. notes 5.95s, 2013                                                              120,297
.........................................................................................................................
           115,000   NVR, Inc. sr. notes 5s, 2010                                                                114,713
.........................................................................................................................
           235,000   Pulte Homes, Inc. company guaranty
                     7 7/8s, 2011                                                                                285,347
.........................................................................................................................
           245,000   Ryland Group, Inc. sr. notes 5 3/8s, 2008                                                   252,963
.........................................................................................................................
            35,000   Standard Pacific Corp. sr. notes
                     8 1/2s, 2007                                                                                 35,963
.........................................................................................................................
            80,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                       88,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,513,015
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
.........................................................................................................................
           115,000   Maytag Corp. notes Ser. MTN, 5s, 2015                                                       115,707
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
           215,000   Bear Stearns Cos., Inc. (The) notes
                     3s, 2006                                                                                    220,558
.........................................................................................................................
           350,000   Goldman Sachs Group, Inc. (The) notes
                     6 1/8s, 2033                                                                                375,554
.........................................................................................................................
           360,000   Goldman Sachs Group, Inc. (The) notes
                     5 1/2s, 2014                                                                                390,062
.........................................................................................................................
           165,000   Goldman Sachs Group, Inc. (The) notes
                     4 1/8s, 2008                                                                                173,267
.........................................................................................................................
           455,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                      498,222
.........................................................................................................................
           315,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                                344,384
.........................................................................................................................
           420,000   Lehman Brothers Holdings, Inc. notes
                     6 5/8s, 2006                                                                                468,407
.........................................................................................................................
           175,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 7.08s, 2005                                                                         193,533
.........................................................................................................................
           160,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 4 3/4s, 2009                                                                        170,304
.........................................................................................................................
           135,000   Morgan Stanley Tracers notes 4 1/4s, 2010                                                   138,954
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,973,245
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
.........................................................................................................................
           205,000   Cendant Corp. notes 6 1/4s, 2010                                                            227,978
.........................................................................................................................
            90,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                       98,550
.........................................................................................................................
            90,000   ITT Corp. notes 6 3/4s, 2005                                                                 93,938
.........................................................................................................................
            20,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                           21,900
.........................................................................................................................
           120,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          126,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 568,666
------------------------------------------------------------------------------------------------------------------------
Machinery (--%)
.........................................................................................................................
           130,000   John Deere Capital Corp. sr. notes
                     Ser. D, 3 1/8s, 2005                                                                        133,645
.........................................................................................................................
            55,000   Parker-Hannifin Corp. notes 4 7/8s, 2013                                                     57,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 190,661
------------------------------------------------------------------------------------------------------------------------
Manufacturing (--%)
.........................................................................................................................
            45,000   Bunge Ltd. Finance Corp. 144A notes
                     5 7/8s, 2013                                                                                 46,424
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
.........................................................................................................................
           335,000   AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    386,625
.........................................................................................................................
            45,000   AOL Time Warner, Inc. notes 6 3/4s, 2011                                                     51,234
.........................................................................................................................
           430,000   AOL Time Warner, Inc. notes 5 5/8s, 2005                                                    456,500
.........................................................................................................................
           195,000   Time Warner, Inc. debs. 9.15s, 2023                                                         246,487
.........................................................................................................................
           115,000   Time Warner, Inc. notes 8.18s, 2007                                                         134,810
.........................................................................................................................
           200,000   Walt Disney Co. notes 5 3/8s, 2007                                                          217,992
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,493,648
------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
.........................................................................................................................
            60,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                        65,100
.........................................................................................................................
            45,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                 49,613
.........................................................................................................................
           130,000   Service Corp. International notes 6s, 2005                                                  130,975
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 245,688
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (--%)
.........................................................................................................................
            75,000   Timken Co. notes 5 3/4s, 2010                                                                78,960
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
           325,000   Alcoa, Inc. notes 6 1/2s, 2011                                                              378,349
.........................................................................................................................
           125,000   Falconbridge, Ltd. bonds 5 3/8s, 2015
                     (Canada)                                                                                    119,641
.........................................................................................................................
            35,000   WMC Finance USA 144A bonds 6 1/4s,
                     2033 (Australia)                                                                             36,621
.........................................................................................................................
            60,000   WMC Finance USA 144A notes 5 1/8s,
                     2013 (Australia)                                                                             61,944
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 596,555
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
           190,000   Duke Energy Field Services, LLC notes
                     7 7/8s, 2010                                                                                228,679
.........................................................................................................................
            95,000   KeySpan Corp. notes 7 5/8s, 2010                                                            116,575
.........................................................................................................................
           195,000   Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                  222,739
.........................................................................................................................
            55,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                     57,207
.........................................................................................................................
           160,000   Sempra Energy notes 7.95s, 2010                                                             192,911
.........................................................................................................................
           110,000   Texas Eastern Transmission LP sr. notes
                     7s, 2032                                                                                    125,535
.........................................................................................................................
            60,000   TransCanada Pipelines, Ltd. notes 4s,
                     2013 (Canada)                                                                                58,505
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,002,151
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.5%)
.........................................................................................................................
           165,000   Amerada Hess Corp. notes 5.9s, 2006                                                         181,500
.........................................................................................................................
           460,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                                 537,315
.........................................................................................................................
            95,000   Devon Financing Corp. ULC company
                     guaranty 7 7/8s, 2031                                                                       120,632
.........................................................................................................................
           205,000   Devon Financing Corp. ULC company
                     guaranty 6 7/8s, 2011                                                                       240,472
.........................................................................................................................
           225,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                                260,784
.........................................................................................................................
           200,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                                230,674
.........................................................................................................................
           120,000   MidAmerican Energy Holdings Co. sr.
                     notes 4 5/8s, 2007                                                                          125,873
.........................................................................................................................
            20,000   MidAmerican Energy Holdings Co. 144A
                     sr. notes 3 1/2s, 2008                                                                       20,110
.........................................................................................................................
           200,000   Motiva Enterprises, LLC 144A sr.
                     notes 5.2s, 2012                                                                            206,477
.........................................................................................................................
            34,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                 37,825
.........................................................................................................................
            95,000   Nexen, Inc. notes 7 7/8s, 2032 (Canada)                                                     117,445
.........................................................................................................................
           140,000   Noble Affilitates, Inc. sr. notes 8s, 2027                                                  169,772
.........................................................................................................................
            80,000   Petro-Canada, Ltd. bonds 5.35s, 2033
                     (Canada)                                                                                     76,654
.........................................................................................................................
            65,000   Petro-Canada, Ltd. notes 4s, 2013
                     (Canada)                                                                                     63,333
.........................................................................................................................
           195,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       241,775
.........................................................................................................................
           265,000   Union Oil Co. of California company
                     guaranty 7 1/2s, 2029                                                                       319,327
.........................................................................................................................
            61,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                 66,795
.........................................................................................................................
            66,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                        72,270
.........................................................................................................................
           151,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     172,895
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,261,928
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
.........................................................................................................................
           295,000   American Home Products Corp. notes
                     6.7s, 2011                                                                                  346,096
.........................................................................................................................
            85,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              94,243
.........................................................................................................................
            58,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                                62,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 502,399
------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
.........................................................................................................................
           124,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                             76,880
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
           365,000   Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                          440,677
.........................................................................................................................
           250,000   CSX Corp. notes 6 1/4s, 2008                                                                285,479
.........................................................................................................................
           115,000   CSX Corp. notes 4 7/8s, 2009                                                                121,482
.........................................................................................................................
            95,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                113,452
.........................................................................................................................
           210,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                                245,274
.........................................................................................................................
            85,000   Union Pacific Corp. debs. 5 3/8s, 2033                                                       82,647
.........................................................................................................................
           205,000   Union Pacific Corp. notes 7 3/8s, 2009                                                      247,120
.........................................................................................................................
            90,000   Union Pacific Corp. notes 6 5/8s, 2008                                                      102,729
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,638,860
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
           320,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                                343,964
.........................................................................................................................
           220,000   EOP Operating LP sr. notes 7s, 2011                                                         257,051
.........................................................................................................................
           270,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                  349,622
.........................................................................................................................
           135,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                            143,170
.........................................................................................................................
           155,000   HRPT Properties Trust notes
                     6 1/2s, 2013 (R)                                                                            169,503
.........................................................................................................................
            27,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                             29,700
.........................................................................................................................
            95,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                 99,750
.........................................................................................................................
           455,000   Mack-Cali Realty LP notes
                     7 3/4s, 2011 (R)                                                                            545,572
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,938,332
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.2%)
.........................................................................................................................
            65,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                        74,356
.........................................................................................................................
           200,000   Bell Atlantic Financial Services
                     notes Ser. A, 7.6s, 2007                                                                    233,694
.........................................................................................................................
           100,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                124,035
.........................................................................................................................
           220,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         245,850
.........................................................................................................................
           225,000   Telus Corp. notes 8s, 2011 (Canada)                                                         259,875
.........................................................................................................................
           145,000   Telus Corp. notes 7 1/2s, 2007 (Canada)                                                     161,675
.........................................................................................................................
           280,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                                336,262
.........................................................................................................................
            50,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                 51,194
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,486,941
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
.........................................................................................................................
           225,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                    266,625
.........................................................................................................................
             5,000   Yum! Brands, Inc. sr. notes 7.65s, 2008                                                       5,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 272,275
------------------------------------------------------------------------------------------------------------------------
Retail (0.3%)
.........................................................................................................................
           113,367   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                   125,028
.........................................................................................................................
           130,000   Federated Department Stores sr. notes
                     8 1/2s, 2010                                                                                162,512
.........................................................................................................................
           145,000   Fred Meyer, Inc. Holding Co. company
                     guaranty 7.45s, 2008                                                                        168,951
.........................................................................................................................
           280,000   JC Penney Co., Inc. notes 7.6s, 2007                                                        294,000
.........................................................................................................................
           115,000   Kroger Co. company guaranty 6.8s, 2011                                                      131,199
.........................................................................................................................
           145,000   Kroger Co. company guaranty 6 3/4s, 2012                                                    165,503
.........................................................................................................................
           120,000   Limited, Inc. (The) notes 6 1/8s, 2012                                                      133,844
.........................................................................................................................
           170,000   Safeway, Inc. notes 7 1/2s, 2009                                                            199,949
.........................................................................................................................
           102,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                    107,865
.........................................................................................................................
           115,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.28s, 2004                                                                       115,116
.........................................................................................................................
           110,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.18s, 2004                                                                       110,167
.........................................................................................................................
            70,000   Sears Roebuck Acceptance Corp. bonds
                     7 1/2s, 2027                                                                                 74,651
.........................................................................................................................
           140,000   Southland Corp. sr. sub. debs. 5s, 2003                                                     140,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,928,785
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
           130,000   Eastman Kodak Co. notes Ser. MTNA,
                     3 5/8s, 2008                                                                                130,275
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.1%)
.........................................................................................................................
           150,000   Electronic Data Systems Corp. 144A
                     notes 6s, 2013                                                                              146,250
.........................................................................................................................
            65,000   Fiserv, Inc. 144A notes 4s, 2008                                                             66,937
.........................................................................................................................
           155,000   Science Applications International
                     Corp. 144A bonds 5 1/2s, 2033                                                               147,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 360,437
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
           165,000   AT&T Corp. sr. notes 8s, 2031                                                               187,092
.........................................................................................................................
           175,000   AT&T Corp. sr. notes 7.8s, 2011                                                             200,045
.........................................................................................................................
            75,000   AT&T Wireless Services, Inc. sr.
                     notes 8 3/4s, 2031                                                                           92,705
.........................................................................................................................
           230,000   AT&T Wireless Services, Inc. sr.
                     notes 7 7/8s, 2011                                                                          271,635
.........................................................................................................................
           235,000   British Telecommunications PLC bonds
                     8 7/8s, 2030 (United Kingdom)                                                               320,673
.........................................................................................................................
           340,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                               432,233
.........................................................................................................................
           440,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                482,293
.........................................................................................................................
            90,000   Citizens Communications Co. notes
                     9 1/4s, 2011                                                                                116,456
.........................................................................................................................
           100,000   Citizens Communications Co. sr. notes
                     6 3/8s, 2004                                                                                104,502
.........................................................................................................................
           205,000   Deutsche Telekom International
                     Finance BV bonds 8s, 2010 (Netherlands)                                                     251,818
.........................................................................................................................
           240,000   Deutsche Telekom International Finance
                     BV company guaranty 8 3/4s, 2030
                     (Netherlands)                                                                               309,113
.........................................................................................................................
           105,000   Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                               113,531
.........................................................................................................................
           160,000   France Telecom notes 10s, 2031 (France)                                                     221,398
.........................................................................................................................
           205,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                    258,006
.........................................................................................................................
            55,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                 68,088
.........................................................................................................................
           200,000   Sprint Capital Corp. company guaranty
                     8 3/4s, 2032                                                                                239,405
.........................................................................................................................
            20,000   Sprint Capital Corp. company guaranty
                     7.9s, 2005                                                                                   21,692
.........................................................................................................................
           305,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                348,141
.........................................................................................................................
           250,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                250,809
.........................................................................................................................
           790,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                   867,945
.........................................................................................................................
           115,000   Vodafone Group PLC bonds 6 1/4s, 2032
                     (United Kingdom)                                                                            123,692
.........................................................................................................................
           100,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            123,043
.........................................................................................................................
           170,000   Vodafone Group PLC notes 7 5/8s, 2005
                     (United Kingdom)                                                                            186,145
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,590,460
------------------------------------------------------------------------------------------------------------------------
Telephone (--%)
.........................................................................................................................
           170,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  209,766
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (--%)
.........................................................................................................................
            76,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                           55,480
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
.........................................................................................................................
           265,000   Philip Morris Cos., Inc. notes 7.2s, 2007                                                   288,644
.........................................................................................................................
            65,000   R.J. Reynolds Tobacco Holdings, Inc.
                     company guaranty 6 1/2s, 2007                                                                65,114
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 353,758
------------------------------------------------------------------------------------------------------------------------
Waste Management (--%)
.........................................................................................................................
           235,000   Allied Waste North America, Inc. sr.
                     notes 7 7/8s, 2013                                                                          246,163
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $70,319,439)                                                                      $74,666,405
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Arc Net Interest Margin Trust
.........................................................................................................................
           $98,624     Ser. 02-5A, Class A, 7 3/4s, 2032                                                         $97,990
.........................................................................................................................
            99,459     Ser. 02-2, Class A, 7 3/4s, 2032                                                           99,294
.........................................................................................................................
            79,816   Arc Net Interest Margin Trust 144A
                     Ser. 02-1A, Class A, 7 3/4s, 2032                                                            79,802
.........................................................................................................................
                     Asset Securitization Corp.
.........................................................................................................................
           260,000     Ser. 97-MD7, Class A1B, 7.41s, 2030                                                       293,564
.........................................................................................................................
           380,117     Ser. 95-MD4, Class A1, 7.1s, 2029                                                         420,573
.........................................................................................................................
            90,000     Ser. 96-MD6, Class A1B, 6.88s, 2029                                                        91,501
.........................................................................................................................
           480,000     Ser. 97-D5, Class A1C, 6 3/4s, 2043                                                       532,253
.........................................................................................................................
           308,117   Banc of America Commercial Mortgage,
                     Inc. Ser. 00-2, Class A1, 7.02s, 2032                                                       347,032
.........................................................................................................................
         9,772,000   Bayview Financial Asset Trust Ser. 03-X,
                     Class A1, Interest Only (IO), 1.52s, 2006                                                   157,268
.........................................................................................................................
         1,164,000   Bear Stearns Asset Backed Securities,
                     Inc. Ser. 03-AC1, Class A, IO, 5s, 2005                                                     104,396
.........................................................................................................................
         1,865,291   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 02-TOP8,
                     Class X2, IO, 2.34s, 2038                                                                   212,137
.........................................................................................................................
                     Chase Commercial Mortgage
                     Securities Corp.
.........................................................................................................................
           321,233     Ser. 00-1, Class A1, 7.656s, 2032                                                         349,886
.........................................................................................................................
           104,694     Ser. 98-1, Class A1, 6.34s, 2030                                                          109,618
.........................................................................................................................
           734,917   Chase Manhattan Bank-First Union
                     National Ser. 99-1, Class A1, 7.134s, 2031                                                  820,391
.........................................................................................................................
           490,500   Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class A3, 6.57s, 2007                                                          550,356
.........................................................................................................................
         4,937,491   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 1.15s, 2020                                                        289,880
.........................................................................................................................
           325,029   Commercial Mortgage Pass-Through
                     Certificates Ser. 00-C1, Class A1,
                     7.206s, 2033                                                                                362,407
.........................................................................................................................
            47,109   Countrywide Home Loan Ser. 98-A12,
                     Class A14, 8s, 2028                                                                          48,097
.........................................................................................................................
           208,279   Countrywide Mortgage Backed Securities,
                     Inc. Ser. 93-C, Class A8, 6 1/2s, 2024                                                      212,245
.........................................................................................................................
                     CS First Boston Mortgage Securities Corp.
.........................................................................................................................
         1,130,000     Ser. 97-C2, Class A2, 6.52s, 2035                                                       1,205,705
.........................................................................................................................
           327,377     Ser. 01-CK3, Class A1, 5.26s, 2006                                                        341,157
.........................................................................................................................
            59,371     Ser. 01-CKN5, Class A1, 3.801s, 2006                                                       61,005
.........................................................................................................................
         4,258,000   CS First Boston Mortgage Securities
                     Corp. 144A Ser. 01-CK1, Class ACP, IO,
                     1.03s, 2035                                                                                 187,618
.........................................................................................................................
         1,217,953   DLJ Commercial Mortgage Corp.
                     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                      1,363,715
.........................................................................................................................
            66,960   DLJ Commercial Mortgage Corp. 144A
                     Ser. 00-CKP1, Class S, IO, 1.08s, 2010                                                        3,920
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           221,452     Ser. 02-36, Class SJ, 17.538s, 2029                                                       252,775
.........................................................................................................................
           288,543     Ser. 02-T12, Class A3, 7 1/2s, 2042                                                       321,555
.........................................................................................................................
           630,577     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                        702,721
.........................................................................................................................
           690,510     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       769,510
.........................................................................................................................
           419,513     Ser. 01-T12, Class A2, 7 1/2s, 2041                                                       467,509
.........................................................................................................................
           823,637     Ser. 01-T8, Class A1, 7 1/2s, 2041                                                        917,869
.........................................................................................................................
         1,046,355     Ser. 01-T7, Class A1, 7 1/2s, 2041                                                      1,166,068
.........................................................................................................................
            53,569     Ser. 01-T3, Class A1, 7 1/2s, 2040                                                         59,698
.........................................................................................................................
           158,572     Ser. 01-T1, Class A1, 7 1/2s, 2040                                                        176,714
.........................................................................................................................
            63,960     Ser. 99-T2, Class A1, 7 1/2s, 2039                                                         71,278
.........................................................................................................................
           545,408     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        607,808
.........................................................................................................................
         1,324,060     Ser. 01-T4, Class A1, 7 1/2s, 2028                                                      1,475,545
.........................................................................................................................
           479,816     Ser. 02-36, Class QH, IO, 7.015s, 2029                                                     30,727
.........................................................................................................................
           296,894     Ser. 02-T18, Class A3, 7s, 2042                                                           326,818
.........................................................................................................................
         2,855,438     Ser. 02-T16, Class A2, 7s, 2042                                                         3,143,239
.........................................................................................................................
            11,772     Ser. 02-T1, Class A2, 7s, 2031                                                             12,959
.........................................................................................................................
           112,286     Ser. 01-T10, Class A1, 7s, 2041                                                           123,603
.........................................................................................................................
           194,144     Ser. 02-27, Class SQ, IO, 6.965s, 2032                                                      5,824
.........................................................................................................................
        19,964,354     Ser. 329, Class 2, IO, 5 1/2s, 2032                                                     3,387,751
.........................................................................................................................
           621,506     Ser. 03-W3, Class 22, IO, 2.482s, 2042                                                     18,645
.........................................................................................................................
         6,890,839     Ser. 03-W6, Class 11, IO, 2.384s, 2042                                                    203,220
.........................................................................................................................
         2,210,000     Ser. 03-W10, Class 3, IO, 2.148s, 2043                                                    139,852
.........................................................................................................................
         3,931,000     Ser. 03-W10, Class 1, IO, 2.113s, 2043                                                    258,586
.........................................................................................................................
         6,120,782     Ser. 03-W6, Class 21, IO, 2.039s, 2042                                                    132,636
.........................................................................................................................
        14,301,230     Ser. 03-T2, Class 2, IO, 1.98s, 2042                                                      505,012
.........................................................................................................................
           600,000     Ser. 03-W10, Class 1A1, 1.701s, 2032                                                      598,594
.........................................................................................................................
         9,244,701     Ser. 03-W8, Class 12, IO, 1.649s, 2042                                                    500,000
.........................................................................................................................
         7,673,715     Ser. 03-W8, Class 11, IO, 1.157s, 2042                                                    135,107
.........................................................................................................................
         1,204,781     Ser. 03-W3, Class 21, IO, 0.678s, 2042                                                     26,731
.........................................................................................................................
         4,033,205     Ser. 03-W6, Class 51, IO, 0.668s, 2042                                                     81,208
.........................................................................................................................
         7,880,560     Ser. 01-T12, 0.5723s, 2041                                                                140,372
.........................................................................................................................
         8,366,146     Ser. 03-W2, Class 1, IO, 0.469s, 2042                                                     124,185
.........................................................................................................................
         5,507,884     Ser. 03-W4, Class 3A, IO, 0.446s, 2042                                                     80,897
.........................................................................................................................
        15,844,047     Ser. 03-W3, Class 1, IO, 0.435s, 2042                                                     215,380
.........................................................................................................................
         6,060,735     Ser. 02-T1, IO, 0.424s, 2031                                                               81,441
.........................................................................................................................
         6,152,786     Ser. 03-W6, Class 3, IO, 0.365s, 2042                                                      69,697
.........................................................................................................................
         6,056,561     Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                     66,102
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
         4,084,988     Ser. T-56, Class A, IO, 2.184s, 2043                                                      148,719
.........................................................................................................................
         4,516,939     Ser. T-56, Class 3, IO, 0.379s, 2043                                                       55,756
.........................................................................................................................
         4,762,798     Ser. T-56, Class 1, IO, 0.289s, 2043                                                       43,907
.........................................................................................................................
         5,021,305     Ser. T-56, Class 2, IO, 0.055s, 2043                                                       11,769
.........................................................................................................................
         1,485,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          1,747,816
.........................................................................................................................
         2,190,000   First Union National Bank Commercial
                     Mortgage 144A Ser. 02-C1, IO, 1.2s, 2034                                                    118,041
.........................................................................................................................
           409,196   First Union-Chase Commercial Mortgage
                     Ser. 99-C2, Class A1, 6.363s, 2031                                                          440,209
.........................................................................................................................
                     First Union-Lehman Brothers
                     Commercial Mortgage Trust II
.........................................................................................................................
           675,000     Ser. 97-C1, Class A3, 7.38s, 2029                                                         775,170
.........................................................................................................................
           177,886     Ser. 97-C1, Class A2, 7.3s, 2029                                                          183,229
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           111,965     Ser. 2028, Class SG, IO, 15.4s, 2023                                                        1,749
.........................................................................................................................
           769,401     Ser. 216, IO, 6s, 2032                                                                     87,760
.........................................................................................................................
         1,677,851   GE Capital Commercial Mortgage Corp.
                     Ser. 01-3, Class X1, IO, 0.78s, 2038                                                         73,359
.........................................................................................................................
            31,733   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                          31,852
.........................................................................................................................
           574,688   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.43s, 2014                                                                       574,980
.........................................................................................................................
           794,000   GMAC Commercial Mortgage Securities,
                     Inc. Ser. 97-C2, Class A2, 6.55s, 2007                                                      817,820
.........................................................................................................................
                     GMAC Commercial Mortgage Securities,
                     Inc. 144A
.........................................................................................................................
           115,000     Ser. 03-C1, Class G, 4.817s, 2036                                                         114,462
.........................................................................................................................
           560,000     Ser. 02-C2, Class X2, IO, 1.7s, 2038                                                       38,592
.........................................................................................................................
         1,735,000     Ser. 02-C1, Class X2, IO, 1.13s, 2039                                                      88,524
.........................................................................................................................
           310,000   Granite Mortgages PLC FRN Ser. 01-1,
                     Class 1C, 2.729s, 2041 (United Kingdom)                                                     309,628
.........................................................................................................................
                     GS Mortgage Securities Corp. II
.........................................................................................................................
           535,000     Ser. 01-LIB, Class A2, 6.615s, 2016                                                       598,332
.........................................................................................................................
            95,816     Ser. 98-GLII, Class A1, 6.312s, 2031                                                      103,527
.........................................................................................................................
         1,390,000   Holmes Financing PLC FRB Ser. 1,
                     Class 2C, 2.439s, 2040                                                                    1,378,741
.........................................................................................................................
                     JP Morgan Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
         1,530,000     Ser. 02-C1, Class X2, IO, 1.71s, 2037                                                     117,576
.........................................................................................................................
         1,932,717     Ser. 02-C2, Class X2, IO, 1.3s, 2034                                                      107,507
.........................................................................................................................
         1,042,715   JP Morgan Commercial Mortgage Finance
                     Corp. Ser. 00-C9, Class A1, 7.59s, 2032                                                   1,148,498
.........................................................................................................................
                     LB Commercial Conduit Mortgage Trust
.........................................................................................................................
           173,756     Ser. 96-C2, Class A, 7.487s, 2026                                                         178,795
.........................................................................................................................
           550,816     Ser. 98-C4, Class A1A, 5.87s, 2006                                                        579,218
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
.........................................................................................................................
         1,100,438     Ser. 00-C3, Class A1, 7.95s, 2009                                                       1,255,512
.........................................................................................................................
           827,834     Ser. 00-C4, Class A1, 7.18s, 2009                                                         942,687
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust 144A
.........................................................................................................................
         4,255,000     Ser. 03-C1, Class XCP, IO, 1.66s, 2036                                                    294,386
.........................................................................................................................
         5,253,808     Ser. 02-C4, Class XCP, IO, 1.7s, 2035                                                     401,333
.........................................................................................................................
           692,908   Merit Securities Corp. FRB Ser. 11PA,
                     Class 3A1, 1.939s, 2027                                                                     669,955
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
           238,150     Ser. 97-C1, Class A2, 7.03s, 2029                                                         239,805
.........................................................................................................................
            35,000     Ser. 96-C2, Class A3, 6.96s, 2028                                                          38,423
.........................................................................................................................
            58,522     Ser. 98-C2, Class A1, 6.22s, 2030                                                          60,278
.........................................................................................................................
         2,510,000   Merrill Lynch Mortgage Trust 144A
                     Ser. 02-MW1, Class XP, IO, 1.92s, 2034                                                      189,034
.........................................................................................................................
                     Morgan Stanley Capital I
.........................................................................................................................
           179,908     Ser. 99-CAM1, Class A2, 6.76s, 2008                                                       199,222
.........................................................................................................................
           249,330     Ser. 98-CF1, Class A1, 6.33s, 2007                                                        265,284
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           174,073     Ser. 00-LIF2, Class A1, 6.96s, 2008                                                       198,607
.........................................................................................................................
         5,315,000     Ser. 03-TOP9, Class X2, IO, 1.68s, 2036                                                   441,945
.........................................................................................................................
           326,568     Ser. 02-HQ, Class X1, IO, 0.6s, 2034                                                        8,504
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
            85,482     FRB Ser. 01-XLF, Class D, 2.839s, 2013                                                     85,382
.........................................................................................................................
            63,448     FRB Ser. 01-XLF, Class E, 2.789s, 2013                                                     62,906
.........................................................................................................................
           280,000   Nomura Asset Securities Corp.
                     Ser. 96-MD5, Class A1B, 7.12s, 2039                                                         312,244
.........................................................................................................................
         8,613,000   Prudential Commercial Mortgage Trust
                     144A Ser. 03-PWR1, Class X2, IO,
                     1.73s, 2036                                                                                 728,068
.........................................................................................................................
         3,184,873   Prudential Mortgage Capital Funding,
                     LLC 144A IO, 0.102s, 2034                                                                   118,358
.........................................................................................................................
         1,384,534   Prudential Securities Secured Financing
                     Corp. Ser. 99-C2, Class A1, 6.955s, 2013                                                  1,526,634
.........................................................................................................................
         4,144,884   Salomon Brothers Mortgage Securities
                     VII 144A Ser. 00-C2, Class X, IO,
                     0.83s, 2033                                                                                 189,758
.........................................................................................................................
            65,514   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                          64,918
.........................................................................................................................
            48,480   Sasco Arc Net Interest Margin Notes
                     144A Ser. 03-AM1, Class A, 7 3/4s, 2033                                                      48,244
.........................................................................................................................
           250,000   Starwood Asset Receivables Trust FRN
                     Ser. 02-1A, Class F, 2.654s, 2020                                                           250,150
.........................................................................................................................
           581,000   Strategic Hotel Capital, Inc.
                     Ser. 03-1, Class A, 1.73s, 2013                                                             581,545
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           140,000     FRN Ser. 02-HF2, Class M3, 3.035s, 2032                                                   119,077
.........................................................................................................................
         2,497,091     Ser. 02-HF2, Class A, IO, 6s, 2004                                                        135,591
.........................................................................................................................
           162,302   TIAA Commercial Real Estate
                     Securitization Ser. 01-C1A, Class A1,
                     5.77s, 2016                                                                                 172,040
.........................................................................................................................
           929,613   TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                           1,023,559
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $45,916,743)                                                          $46,238,431
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $644,000   ACE Securities Corp. Ser. 03-FM1,
                     Class A, IO, zero %, 2005                                                                   $64,142
.........................................................................................................................
           165,000   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                            183,442
.........................................................................................................................
           975,437   AFC Home Equity Loan Trust Ser. 99-2,
                     Class 1A, 1.445s, 2029                                                                      975,437
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
         1,386,000     Ser. 03-6, Class S, IO, 5s, 2033                                                           90,307
.........................................................................................................................
            69,000     FRN Ser. 02-4, Class M4, 4.785s, 2033                                                      57,824
.........................................................................................................................
            59,000     FRN Ser. 03-AR3, Class M5, 5.06s, 2033                                                     55,859
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
           145,255     Ser. 02-BC3N, Class B2, 7s, 2032                                                          143,879
.........................................................................................................................
         1,476,364     Ser. 02-BC1, Class A, IO, 6s, 2005                                                         68,500
.........................................................................................................................
         2,876,364     Ser. 02-BC3, Class A, IO, 6s, 2005                                                        175,300
.........................................................................................................................
         2,820,000     Ser. 01-BC6, Class A, IO, 6s, 2004                                                         93,568
.........................................................................................................................
         3,523,091     Ser. 02-BC5, Class A, IO, 6s, 2004                                                        139,861
.........................................................................................................................
         2,920,909     Ser. 02-BC6, Class A, IO, 6s, 2004                                                        130,210
.........................................................................................................................
         3,845,455     Ser. 02-BC7, Class A, IO, 6s, 2004                                                        190,140
.........................................................................................................................
           117,000     FRN Ser. 02-BC1, Class M2, 2.135s, 2032                                                   113,156
.........................................................................................................................
           100,000     FRN Ser. 02-BC5, Class B, 3.285s, 2032                                                     85,215
.........................................................................................................................
           139,000     FRN Ser. 02-BC7, Class B3, 3.035s, 2032                                                   118,498
.........................................................................................................................
           178,359   Arc Net Interest Margin Trust 144A
                     Ser. 02-8A, Class A1, 7 3/4s, 2032                                                          176,890
.........................................................................................................................
           134,000   Asset Backed Funding Certificates FRN
                     Ser. 02-OPT1, Class M3, 2.435s, 2032                                                        134,000
.........................................................................................................................
                     Asset Backed Funding Corp. NIM Trust
.........................................................................................................................
            45,679     Ser. 02-WF1, 9.32s, 2032                                                                   45,451
.........................................................................................................................
            93,168     Ser. 02-NC1, Class N1, 8.84s, 2032                                                         92,702
.........................................................................................................................
           166,188   Asset Backed Funding Corp. NIM Trust
                     144A Ser. 03-WF1, Class N1, 8.35s, 2032                                                     165,358
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
         3,268,000     Ser. 02-HE1, Class A, IO, 5.05s, 2032                                                     122,432
.........................................................................................................................
           132,000     FRN Ser. 03-HE1, Class M4, 5.68s, 2033                                                    117,457
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
           100,000     FRN Ser. 03-HE3, Class M5, 5.32s, 2033                                                     87,743
.........................................................................................................................
           156,000     FRN Ser. 02-HE2, Class M2, 2.31s, 2032                                                    151,440
.........................................................................................................................
           609,000   Bank One Issuance Trust FRN
                     Ser. 02-C1, Class C1, 2.14s, 2009                                                           605,360
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           335,000     Ser. 02-CA, Class A, IO, 7.15s, 2004                                                       18,530
.........................................................................................................................
           272,051     FRN Ser. 01-DA, Class M3, 2.435s, 2031                                                    268,576
.........................................................................................................................
         4,947,000   Bayview Financial Acquisition Trust 144A
                     Ser. 03-CA, Class A, IO, 0.183s, 2005                                                       274,808
.........................................................................................................................
        14,568,865   Bayview Financial Asset Trust 144A
                     Ser. 02-XA, Class A1, IO, 1.32s, 2005                                                       173,005
.........................................................................................................................
           490,470   Bear Stearns Asset Backed Securities,
                     Inc. FRN Ser. 03-1, Class A1, 1.53s, 2042                                                   490,470
.........................................................................................................................
           285,000   Capital One Master Trust 144A FRN
                     Ser. 01-5, Class C, 2.33s, 2009                                                             272,264
.........................................................................................................................
                     Capital One Multi-Asset Execution Trust
.........................................................................................................................
            60,000     FRB Ser. 02-C1, Class C1, 3.93s, 2010                                                      60,832
.........................................................................................................................
           383,000     FRN Ser. 03-A1, Class A1, 1.57s, 2009                                                     384,440
.........................................................................................................................
                     CDC Mortgage Capital Trust
.........................................................................................................................
            76,000     FRN Ser. 02-HE3, Class B2, 5.035s, 2033                                                    65,284
.........................................................................................................................
           112,000     FRN Ser. 03-HE1, Class B2, 4.785s, 2033                                                    94,472
.........................................................................................................................
           120,000     FRN Ser. 03-HE2, Class B3, 4.78s, 2033                                                     99,230
.........................................................................................................................
           315,000   CDO Repackaging Trust Series 144A FRB
                     Ser. 03-2, Class A, 5.18s, 2008                                                             315,000
.........................................................................................................................
         2,358,000   Centex Home Equity Ser. 03-B, Class A,
                     IO, 4.576s, 2006                                                                            122,616
.........................................................................................................................
           160,000   Chase Credit Card Master Trust FRN
                     Ser. 01-1, Class C, 1.91s, 2007                                                             159,269
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
            10,266     Ser. 02-1, Class Note, 8 1/2s, 2035                                                        10,218
.........................................................................................................................
            78,438     Ser. 02-2, Class Note, 8 1/2s, 2035                                                        78,195
.........................................................................................................................
            63,625     Ser. 02-3, Class Note, 8 1/2s, 2035                                                        63,516
.........................................................................................................................
            91,000     Ser. 03-3A, Class Note, 6 7/8s, 2036                                                       90,991
.........................................................................................................................
           261,000     Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                     260,713
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         1,480,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        1,331,123
.........................................................................................................................
           665,000     Ser. 01-04, Class A4, 7.36s, 2019                                                         644,736
.........................................................................................................................
           480,000     Ser. 01-3, Class A4, 6.91s, 2033                                                          452,186
.........................................................................................................................
           300,000     Ser. 01-4, Class B1, 9.4s, 2010                                                           105,000
.........................................................................................................................
         1,031,031     Ser. 02-1, Class A, 6.681s, 2032                                                        1,037,327
.........................................................................................................................
           370,000     Ser. 02-1, Class M2, 9.546s, 2032                                                         222,000
.........................................................................................................................
           915,828     Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                      293,051
.........................................................................................................................
         2,742,453   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                135,760
.........................................................................................................................
           383,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.028s, 2007                                                                                376,198
.........................................................................................................................
           200,337   Credit-Based Asset Servicing and
                     Securitization 144A Ser. 03-CB2N,
                     Class Note, 8.35s, 2033                                                                     200,337
.........................................................................................................................
                     First Franklin Mortgage Loan Asset
                     Backed Certificates
.........................................................................................................................
         1,586,000     Ser. 03-FFB, Class A, IO, 6s, 2005                                                        129,046
.........................................................................................................................
         1,059,240     Ser. 02-FF3, Class A, IO, 6s, 2004                                                         49,050
.........................................................................................................................
           228,313   First Plus Home Loan Trust Ser. 97-3,
                     Class B1, 7.79s, 2023                                                                       228,192
.........................................................................................................................
            50,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     zero %, 2015 (Cayman Islands)                                                                49,750
.........................................................................................................................
         1,480,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2031                                                                     1,332,988
.........................................................................................................................
                     GSAMP Trust
.........................................................................................................................
            67,851     Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                                     67,851
.........................................................................................................................
           104,853     Ser. 02-WMC, Class Note, 8s, 2032                                                         104,128
.........................................................................................................................
            81,762     FRN Ser. 03-HE1, Class B2, 5.1s, 2033                                                      71,311
.........................................................................................................................
                     Home Equity Asset Trust FRN
.........................................................................................................................
            60,000     Ser. 03-3, Class B3, 5.53s, 2033                                                           53,032
.........................................................................................................................
            92,000     Ser. 03-4, Class B3, 5.53s, 2033                                                           81,478
.........................................................................................................................
           180,000     Ser. 02-1, Class M2, 2.435s, 2032                                                         176,760
.........................................................................................................................
                     LNR CDO, Ltd. 144A
.........................................................................................................................
           460,000     FRN Ser. 02-1A, Class FFL, 3.79s, 2037
                       (Cayman Islands)                                                                          415,288
.........................................................................................................................
           270,000     FRB Ser. 03-1A, Class EFL, 4.07s, 2036
                       (Cayman Islands)                                                                          270,000
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
           122,000     FRB Ser. 03-4, Class M6, 5.32s, 2033                                                      103,014
.........................................................................................................................
            88,000     FRN Ser. 03-3, Class M4, 4.82s, 2033                                                       72,230
.........................................................................................................................
                     Madison Avenue Manufactured
                     Housing Contract
.........................................................................................................................
        22,099,831     Ser. 02-A, IO, 0.3s, 2032                                                                 262,436
.........................................................................................................................
           338,443     FRN Ser. 02-A, Class B1, 4.285s, 2032                                                     219,988
.........................................................................................................................
           391,646   Marriott Vacation Club Owner Trust 144A
                     FRB Ser. 02-1A, Class A1, 1.808s, 2010                                                      391,646
.........................................................................................................................
                     Mid-State Trust
.........................................................................................................................
           167,669     Ser. 10, Class B, 7.54s, 2036                                                             157,408
.........................................................................................................................
           190,000     Ser. 11, Class B, 8.221s, 2038                                                            190,000
.........................................................................................................................
           109,000   Morgan Stanley Capital I FRN
                     Ser. 03-HE1, Class B3, 5.07s, 2033                                                           88,925
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           217,000     FRN Ser. 01-NC3, Class B1, 3.485s, 2031                                                   203,316
.........................................................................................................................
           490,000     FRN Ser. 01-NC4, Class B1, 3.535s, 2032                                                   455,887
.........................................................................................................................
           160,000     FRN Ser. 02-AM2, Class B1, 3.285s, 2032                                                   140,355
.........................................................................................................................
           500,000     FRN Ser. 02-HE1, Class B1, 2.835s, 2032                                                   458,441
.........................................................................................................................
            68,023   NC Finance Trust Ser. 02-1, 9 1/4s, 2032                                                     67,683
.........................................................................................................................
                     New Century Home Equity Loan Trust
.........................................................................................................................
           126,000     FRN Ser. 03-3, Class M6, 4.77s, 2033                                                      102,186
.........................................................................................................................
           140,000     FRN Ser. 03-2, Class M4, 4.635s, 2033                                                     119,700
.........................................................................................................................
           152,171   NovaStar Caps Trust Ser. 02-C1, Class A,
                     7.15s, 2031                                                                                 153,135
.........................................................................................................................
                     Option One Mortgage Loan Trust
.........................................................................................................................
            91,000     FRN Ser. 03-4, Class M6, 5.07s, 2033                                                       80,677
.........................................................................................................................
           134,000     FRN Ser. 03-3, Class M6, 4.535s, 2033                                                     116,955
.........................................................................................................................
            70,000     FRN Ser. 02-6, Class M4, 4.035s, 2032                                                      63,553
.........................................................................................................................
           117,080   Option One Mortgage Securities Corp.
                     Ser. 02-2A, Class CFTS, 8.83s, 2032                                                         116,787
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
           169,777     Ser. 02-1A, Class A3FL, 4.14s, 2012                                                       169,141
.........................................................................................................................
           269,081     Ser. 02-1A, Class A4FL, 6.64s, 2012                                                       268,072
.........................................................................................................................
         1,162,500   Residential Asset Securities Corp.
                     Ser. 02-KS6, Class A, IO, 4.5s, 2005                                                         45,203
.........................................................................................................................
         5,256,697   Residential Funding Mortgage Securities II
                     Ser. 03-HS1, Class A, IO, 5.5s, 2033                                                        315,927
.........................................................................................................................
                     Sasco Arc Net Interest Margin
                     Notes 144A
.........................................................................................................................
            22,961     Ser. 03-3, Class A, 7 3/4s, 2033                                                           22,846
.........................................................................................................................
           197,000     Ser. 03-4, Class A, 7 1/2s, 2033                                                          196,793
.........................................................................................................................
           179,899     Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                       179,376
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
            51,000     Ser. 03-BC2, Class B, 7s, 2033                                                             49,213
.........................................................................................................................
         5,683,000     Ser. 03-BC2, Class A, IO, 6s, 2005                                                        378,469
.........................................................................................................................
         3,064,000     Ser. 03-BC3, Class A, IO, 6s, 2004                                                        178,976
.........................................................................................................................
         1,544,000     Ser. 03-BC4, Class A, IO, 6s, 2004                                                         97,897
.........................................................................................................................
         2,820,000     Ser. 03-BC5, Class A, IO, 6s, 2004                                                        178,802
.........................................................................................................................
           126,000     FRN Ser. 03-BC4, Class B, 4.535s, 2033                                                    114,995
.........................................................................................................................
           100,000     FRN Ser. 03-BC5, Class B, 4.5.35s, 2033                                                    91,469
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
         2,223,818     Ser. 02-BC1, Class A, IO, 6s, 2004                                                        131,517
.........................................................................................................................
         6,136,364     Ser. 02-BC8, Class A, IO, 6s, 2004                                                        333,201
.........................................................................................................................
         1,593,818     Ser. 02-BC9, Class A, IO, 6s, 2004                                                         94,259
.........................................................................................................................
         2,385,000     Ser. 02-BC10, Class A, IO, 6s, 2004                                                       137,302
.........................................................................................................................
            72,853   Xerox Equipment Lease Owner Trust FRB
                     Ser. 01-1, Class A, 3.18s, 2008                                                              72,876
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $23,525,500)                                                                      $22,133,848
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            10,039   Anthem, Inc. $3.00 units cv. pfd.                                                          $936,137
.........................................................................................................................
             7,500   CenterPoint Energy, Inc. 2.00% cv. pfd.                                                     235,781
.........................................................................................................................
            18,318   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                         794,543
.........................................................................................................................
            27,249   General Motors Corp. $1.313 cv. pfd.                                                        606,290
.........................................................................................................................
             5,685   Hartford Financial Services Group,
                     Inc. (The) $3.50 cv. pfd.                                                                   309,833
.........................................................................................................................
            14,358   Hartford Financial Services Group,
                     Inc. (The) $3.00 cv. pfd.                                                                   748,411
.........................................................................................................................
            12,923   Xerox Corp. 6.25% cv. pfd.                                                                1,356,915
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $4,477,440)                                                                        $4,987,910
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $457,000   Freeport-McMoRan Copper & Gold, Inc.
                     cv. sr. notes 8 1/4s, 2006                                                                 $811,746
.........................................................................................................................
           249,000   Lucent Technologies, Inc. cv. debs.
                     Ser. A, 2 3/4s, 2023                                                                        227,835
.........................................................................................................................
           249,000   Lucent Technologies, Inc. cv. debs.
                     Ser. B, 2 3/4s, 2025                                                                        232,504
.........................................................................................................................
           492,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                       509,835
.........................................................................................................................
         1,073,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                        1,095,801
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $2,558,460)                                                                        $2,877,721
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
          $290,000   IL State G.O. Bonds, 5.1s, 6/1/33                                                AA        $285,288
.........................................................................................................................
           120,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa         120,023
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $410,000)                                                                            $405,311
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,029,099   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                   $1,028,491
.........................................................................................................................
        45,681,049   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      45,681,049
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $46,709,540)                                                                      $46,709,540
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $688,867,906)                                                                    $727,882,430
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $215,161)
------------------------------------------------------------------------------
                               Market    Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Euro                         $210,787     $215,161     9/17/03        $(4,374)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
S&P 500 Index
(Long)                     $2,189,925   $2,220,424      Sep-03       $(30,499)
...............................................................................
S&P 500 Index
(Short)                    21,899,250   22,518,743      Sep-03        619,493
...............................................................................
U.S. Treasury Bond
(Long)                        117,344      117,754      Sep-03           (410)
...............................................................................
U.S. Treasury Note
5yr (Long)                 38,451,750   38,734,789      Sep-03       (283,039)
...............................................................................
U.S. Treasury Note
10yr (Long)                15,149,437   15,271,885      Sep-03       (122,448)
------------------------------------------------------------------------------
                                                                     $183,097
------------------------------------------------------------------------------


TBA Sale Commitments Outstanding at June 30, 2003 (Unaudited)
(proceeds receivable $29,796,260)
------------------------------------------------------------------------------
                                           Principal  Settlement       Market
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 4 1/2s, July 1, 2018               $2,731,000     7/17/03   $2,788,182
...............................................................................
FNMA, 7s, July 1, 2033                       427,000     7/14/03      449,684
...............................................................................
FNMA, 5s, July 1,2033                     20,630,000     7/14/03   20,958,801
...............................................................................
GNMA, 5s, July 1, 2033                     5,249,000     7/22/03    5,375,301
------------------------------------------------------------------------------
                                                                  $29,571,968
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                           Notional Termination    Unrealized
                                             Amount        Date  Depreciation
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
February 27, 2003 to receive (pay)
monthly the notional amount
multiplied by the return of the
Lehman Brothers CMBS
Investment Grade Rate
Index and pay monthly the
notional amount multiplied
by the one month USD-
LIBOR-BBA adjusted by a
specified spread.                          $787,516      8/1/03       $(4,403)
------------------------------------------------------------------------------


Credit Default Contracts Outstanding at
June 30, 2003 (Unaudited)
(premiums receivable $20,985)
------------------------------------------------------------------------------
                                                       Notional        Market
                                                         Amount         Value
...............................................................................
Agreement with Merrill Lynch International
dated June 26, 2003, maturing on September 20,
2008, to receive a premium equal to 11.088%
times the notional amount. Upon a credit
default event of The Gap, Inc. 5.75% due
3/15/09 the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of The Gap, Inc.
5.75%, 2009.                                           $140,000       $16,033
------------------------------------------------------------------------------
Agreement with Merrill Lynch International
effective May 1, 2003, maturing on June 20, 2008,
to receive a premium equal to 7.801% times the
notional amount.  For each credit default event
related to one of the 100 issues within the
Liberty Media Corp., the fund makes a
payment of the proportional notional amount
times the difference between the par value and
the then-market value of the defaulted issue.            70,000         5,818
------------------------------------------------------------------------------
                                                                      $21,851
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premiums received $71,115)
------------------------------------------------------------------------------
Contract                                    Expiration Date/           Market
Amounts                                         Strike Price            Value
...............................................................................
       27,175 Celestica, Inc. (Call)           Jul 03/$16.32           $7,881
...............................................................................
       38,444 Flextronics International
              (Call)                           Jul 03/$11.60            1,538
...............................................................................
       75,721 Solectron Corp. (Call)            Jul 03/$4.77            2,908
...............................................................................
       16,394 USA Interactive Corp. (Call)     Jul 03/$39.05           16,394
------------------------------------------------------------------------------
                                                                      $28,721
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Asset Allocation Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (61.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Banking (4.9%)
.........................................................................................................................
            12,409   ABN AMRO Holdings NV (Netherlands)                                                         $237,229
.........................................................................................................................
             8,600   ABN AMRO Holdings NV (Netherlands)
                     (acquired 5/9/03, cost $139,976) (RES)                                                      164,411
.........................................................................................................................
            34,993   Allied Irish Banks PLC (Ireland) (NON)                                                      525,943
.........................................................................................................................
             3,790   AMCORE Financial, Inc.                                                                       88,231
.........................................................................................................................
             1,400   Anchor BanCorp Wisconsin, Inc.                                                               33,446
.........................................................................................................................
            14,814   Australia & New Zealand Banking
                     Group, Ltd. (Australia)                                                                     184,877
.........................................................................................................................
            38,092   Banco Bilbao Vizcaya Argentaria
                     SA (Spain)                                                                                  400,196
.........................................................................................................................
             4,317   Banco Popular Espanol (Spain)                                                               218,098
.........................................................................................................................
             5,540   Bank of the Ozarks, Inc.                                                                    214,730
.........................................................................................................................
            11,380   BankAtlantic Bancorp, Inc. Class A                                                          135,308
.........................................................................................................................
           104,860   Barclays PLC (United Kingdom)                                                               778,586
.........................................................................................................................
             6,939   BB&T Corp.                                                                                  238,008
.........................................................................................................................
            13,617   BNP Paribas SA (France)                                                                     691,850
.........................................................................................................................
            15,600   Canadian Imperial Bank of
                     Commerce (Canada)                                                                           618,947
.........................................................................................................................
             3,750   Cascade Bancorp                                                                              64,988
.........................................................................................................................
             8,518   Charter One Financial, Inc.                                                                 265,591
.........................................................................................................................
             3,400   City Holding Co.                                                                             99,518
.........................................................................................................................
            24,065   Colonial Bancgroup, Inc.                                                                    333,782
.........................................................................................................................
            10,740   Comerica, Inc.                                                                              499,410
.........................................................................................................................
             1,000   Commerce Bancorp, Inc.                                                                       37,100
.........................................................................................................................
             8,400   Community First Bankshares                                                                  229,320
.........................................................................................................................
             3,500   Compass Bancshares, Inc.                                                                    122,255
.........................................................................................................................
            17,128   Danske Bank A/S (Denmark)                                                                   333,606
.........................................................................................................................
            23,345   Doral Financial Corp.                                                                     1,042,354
.........................................................................................................................
             3,900   Downey Financial Corp.                                                                      161,070
.........................................................................................................................
             1,635   Erste Bank der Oesterreichischen
                     Sparkassen AG (Austria) (NON)                                                               144,459
.........................................................................................................................
             4,700   Fifth Third Bancorp                                                                         269,498
.........................................................................................................................
               900   First Tennessee National Corp.                                                               39,519
.........................................................................................................................
            10,290   FirstFed Financial Corp. (NON)                                                              363,134
.........................................................................................................................
            32,100   Flagstar Bancorp, Inc.                                                                      784,845
.........................................................................................................................
             2,100   Greater Bay Bancorp                                                                          42,882
.........................................................................................................................
             6,384   Greenpoint Financial Corp.                                                                  325,201
.........................................................................................................................
           232,400   Grupo Financiero BBVA Bancomer SA
                     de CV (Mexico) (NON)                                                                        196,957
.........................................................................................................................
            10,766   HDFC Bank, Ltd. (India)                                                                      60,006
.........................................................................................................................
             1,050   Hibernia Corp. Class A                                                                       19,068
.........................................................................................................................
            25,740   Hudson United Bancorp                                                                       879,021
.........................................................................................................................
            25,300   Irwin Financial Corp.                                                                       655,270
.........................................................................................................................
             1,674   M&T Bank Corp.                                                                              140,984
.........................................................................................................................
             6,410   MAF Bancorp, Inc.                                                                           237,619
.........................................................................................................................
             1,650   Mellon Financial Corp.                                                                       45,788
.........................................................................................................................
             9,300   Nara Bancorp, Inc.                                                                          176,700
.........................................................................................................................
            16,287   National Bank of Canada (Canada)                                                            441,673
.........................................................................................................................
             5,150   National City Corp.                                                                         168,457
.........................................................................................................................
            17,573   Northern Rock PLC (United Kingdom)                                                          206,738
.........................................................................................................................
             6,500   Oriental Financial Group                                                                    166,985
.........................................................................................................................
             7,620   Pacific Capital Bancorp.                                                                    267,081
.........................................................................................................................
            10,560   Provident Bankshares Corp.                                                                  268,330
.........................................................................................................................
            15,550   R&G Financial Corp. Class B                                                                 461,835
.........................................................................................................................
            27,339   Republic Bancorp, Inc.                                                                      366,889
.........................................................................................................................
             7,700   Sky Financial Group, Inc.                                                                   167,244
.........................................................................................................................
             1,675   Societe Generale (France)                                                                   106,163
.........................................................................................................................
            11,071   State Street Corp.                                                                          436,197
.........................................................................................................................
             6,300   Staten Island Bancorp, Inc.                                                                 122,724
.........................................................................................................................
             1,080   Sterling Bancorp                                                                             30,121
.........................................................................................................................
             8,200   Sterling Bancshares, Inc.                                                                   107,256
.........................................................................................................................
            13,040   Trustmark Corp.                                                                             332,129
.........................................................................................................................
            73,018   U.S. Bancorp                                                                              1,788,871
.........................................................................................................................
             1,400   UnionBanCal Corp.                                                                            57,918
.........................................................................................................................
            28,000   United Overseas Bank, Ltd. (Singapore)                                                      197,194
.........................................................................................................................
            27,216   Wachovia Corp.                                                                            1,087,551
.........................................................................................................................
            16,500   Washington Federal, Inc.                                                                    381,645
.........................................................................................................................
            27,580   Washington Mutual, Inc.                                                                   1,139,054
.........................................................................................................................
             8,300   Webster Financial Corp.                                                                     313,740
.........................................................................................................................
            81,468   Westpac Banking Corp. (Australia) (NON)                                                     887,777
.........................................................................................................................
            10,930   Zions Bancorp.                                                                              553,167
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,156,544
------------------------------------------------------------------------------------------------------------------------
Basic Materials (2.0%)
.........................................................................................................................
             4,000   3M Co.                                                                                      515,920
.........................................................................................................................
            10,400   Abitibi-Consolidated, Inc. (Toronto
                     Exchange) (Canada)                                                                           65,837
.........................................................................................................................
             7,300   Abitibi-Consolidated, Inc. (Canada)                                                          46,793
.........................................................................................................................
            19,195   Airgas, Inc.                                                                                321,516
.........................................................................................................................
             3,930   Albany International Corp.                                                                  107,682
.........................................................................................................................
             1,000   Alcoa, Inc.                                                                                  25,500
.........................................................................................................................
             5,600   Amcor, Ltd.                                                                                  30,494
.........................................................................................................................
             9,000   Ameron International Corp.                                                                  312,930
.........................................................................................................................
            20,279   Arcelor (Luxembourg)                                                                        236,103
.........................................................................................................................
             4,580   Arch Chemicals, Inc.                                                                         87,478
.........................................................................................................................
               900   Avery Dennison Corp.                                                                         45,180
.........................................................................................................................
             5,117   BASF AG (Germany) (NON)                                                                     217,681
.........................................................................................................................
            75,654   BHP Billiton PLC (United Kingdom)                                                           398,205
.........................................................................................................................
            24,967   BHP Billiton, Ltd. (Australia)                                                              144,658
.........................................................................................................................
             5,352   Boise Cascade Corp.                                                                         127,913
.........................................................................................................................
             4,700   Cleveland-Cliffs, Inc. (NON)                                                                 83,895
.........................................................................................................................
             6,487   Compagnie de Saint Gobain (France)                                                          255,256
.........................................................................................................................
             5,900   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                                174,994
.........................................................................................................................
            23,045   CRH PLC (Ireland) (NON)                                                                     361,183
.........................................................................................................................
            17,476   Dow Chemical Co. (The)                                                                      541,057
.........................................................................................................................
             8,396   DSM NV (Netherlands) (NON)                                                                  353,991
.........................................................................................................................
               400   Eastman Chemical Co.                                                                         12,668
.........................................................................................................................
            12,537   Engelhard Corp.                                                                             310,541
.........................................................................................................................
            13,200   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                                                                     323,400
.........................................................................................................................
             1,500   Henkel KGAA (Preference) (Germany)                                                           91,971
.........................................................................................................................
            13,320   Jarden Corp. (NON)                                                                          368,564
.........................................................................................................................
            11,700   Kadant, Inc. (NON)                                                                          219,375
.........................................................................................................................
             4,959   Lafarge SA (France)                                                                         290,390
.........................................................................................................................
             4,959   Lafarge SA (Rights) (France) (NON)                                                           13,381
.........................................................................................................................
             2,600   Lubrizol Corp. (The)                                                                         80,574
.........................................................................................................................
             4,400   MacDermid, Inc.                                                                             115,720
.........................................................................................................................
             4,700   OM Group, Inc. (NON)                                                                         69,231
.........................................................................................................................
             2,730   Pohang Iron & Steel Co., Ltd.
                     (South Korea)                                                                               283,755
.........................................................................................................................
             7,941   PPG Industries, Inc.                                                                        402,926
.........................................................................................................................
            59,674   Rinker Group, Ltd. (Australia) (NON)                                                        209,691
.........................................................................................................................
             9,129   Rio Tinto PLC (United Kingdom)                                                              171,716
.........................................................................................................................
             7,852   Rio Tinto, Ltd. (Australia)                                                                 153,807
.........................................................................................................................
               800   Rohm & Haas Co.                                                                              24,824
.........................................................................................................................
             1,700   RPM, Inc.                                                                                    23,375
.........................................................................................................................
            25,990   Ryerson Tull, Inc.                                                                          228,192
.........................................................................................................................
             4,000   Schnitzer Steel Industries, Inc.                                                            176,480
.........................................................................................................................
            24,259   Smurfit-Stone Container Corp. (NON)                                                         316,095
.........................................................................................................................
            13,614   Sonoco Products Co.                                                                         327,008
.........................................................................................................................
                34   Sterling Chemicals, Inc. (NON)                                                                  510
.........................................................................................................................
             6,300   Svenska Cellulosa AB (SCA) Class B
                     (Sweden)                                                                                    215,287
.........................................................................................................................
             2,500   United States Steel Corp.                                                                    40,925
.........................................................................................................................
             5,700   Wellman, Inc.                                                                                63,840
.........................................................................................................................
             2,924   Weyerhaeuser Co.                                                                            157,896
.........................................................................................................................
             5,900   Worthington Industries, Inc.                                                                 79,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,225,468
------------------------------------------------------------------------------------------------------------------------
Capital Goods (2.4%)
.........................................................................................................................
            12,000   Acuity Brands, Inc.                                                                         218,040
.........................................................................................................................
            15,960   Applied Industrial Technologies, Inc.                                                       336,756
.........................................................................................................................
               850   Ball Corp.                                                                                   38,684
.........................................................................................................................
             6,100   Bandag, Inc.                                                                                227,347
.........................................................................................................................
             8,293   Boeing Co. (The)                                                                            284,616
.........................................................................................................................
             4,900   Briggs & Stratton Corp.                                                                     247,450
.........................................................................................................................
            22,000   Canon, Inc. (Japan)                                                                       1,009,746
.........................................................................................................................
             8,092   Cascade Corp.                                                                               140,801
.........................................................................................................................
            11,604   Dover Corp.                                                                                 347,656
.........................................................................................................................
             2,460   EMCOR Group, Inc. (NON)                                                                     121,426
.........................................................................................................................
             2,411   Emerson Electric Co.                                                                        123,202
.........................................................................................................................
             8,015   Engineered Support Systems, Inc.                                                            335,428
.........................................................................................................................
             9,029   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                     110,721
.........................................................................................................................
             2,200   Fanuc, Ltd. (Japan)                                                                         109,038
.........................................................................................................................
             4,300   Flowserve Corp. (NON)                                                                        84,581
.........................................................................................................................
             1,700   Fluor Corp.                                                                                  57,188
.........................................................................................................................
             9,700   Global Imaging Systems, Inc. (NON)                                                          224,652
.........................................................................................................................
               500   Goodrich Corp.                                                                               10,500
.........................................................................................................................
            15,500   Griffon Corp. (NON)                                                                         248,000
.........................................................................................................................
             3,250   Hon Industries, Inc.                                                                         99,125
.........................................................................................................................
            12,300   Ingersoll-Rand Co. Class A (Bermuda)                                                        582,036
.........................................................................................................................
            15,450   Intermet Corp.                                                                               52,067
.........................................................................................................................
             8,200   InVision Technologies, Inc. (NON)                                                           203,770
.........................................................................................................................
             2,400   L-3 Communications Holdings, Inc. (NON)                                                     104,376
.........................................................................................................................
             8,950   Lockheed Martin Corp.                                                                       425,752
.........................................................................................................................
            16,400   MAN AG (Germany) (NON)                                                                      276,431
.........................................................................................................................
             1,520   NACCO Industries, Inc. Class A                                                               89,589
.........................................................................................................................
             4,130   New England Business Service, Inc.                                                          123,900
.........................................................................................................................
             4,398   Northrop Grumman Corp.                                                                      379,503
.........................................................................................................................
               721   PACCAR, Inc.                                                                                 48,711
.........................................................................................................................
             2,800   Parker-Hannifin Corp.                                                                       117,572
.........................................................................................................................
               400   Pentair, Inc.                                                                                15,624
.........................................................................................................................
             4,100   Pitney Bowes, Inc.                                                                          157,481
.........................................................................................................................
             1,250   Precision Castparts Corp.                                                                    38,875
.........................................................................................................................
             6,600   Raytheon Co.                                                                                216,744
.........................................................................................................................
            25,122   Republic Services, Inc. (NON)                                                               569,516
.........................................................................................................................
             2,100   Rockwell Collins, Inc.                                                                       51,723
.........................................................................................................................
             5,400   Sealed Air Corp. (NON)                                                                      257,364
.........................................................................................................................
             6,200   SKF AB Class B (Sweden)                                                                     178,947
.........................................................................................................................
             8,200   Standard Register Co. (The)                                                                 135,136
.........................................................................................................................
             8,260   Stericycle, Inc. (NON)                                                                      317,845
.........................................................................................................................
            24,200   Tetra Tech, Inc. (NON)                                                                      414,546
.........................................................................................................................
               800   Timken Co.                                                                                   14,008
.........................................................................................................................
             4,600   Toro Co. (The)                                                                              182,850
.........................................................................................................................
             8,450   United Stationers, Inc. (NON)                                                               305,637
.........................................................................................................................
               600   United Technologies Corp.                                                                    42,498
.........................................................................................................................
             4,803   Vinci SA (France)                                                                           323,995
.........................................................................................................................
            12,111   Waste Management, Inc.                                                                      291,754
.........................................................................................................................
             8,700   Watsco, Inc.                                                                                144,072
.........................................................................................................................
             9,907   Wolseley PLC (United Kingdom)                                                               109,563
.........................................................................................................................
             6,400   World Fuel Services Corp.                                                                   157,376
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,704,218
------------------------------------------------------------------------------------------------------------------------
Communication Services (2.5%)
.........................................................................................................................
             3,890   AT&T Corp.                                                                                   74,883
.........................................................................................................................
            38,272   AT&T Wireless Services, Inc. (NON)                                                          314,213
.........................................................................................................................
            25,599   BellSouth Corp.                                                                             681,701
.........................................................................................................................
               438   Birch Telecom, Inc. (NON)                                                                     1,515
.........................................................................................................................
             5,840   Boston Communications Group (NON)                                                           100,039
.........................................................................................................................
             1,150   CenturyTel, Inc.                                                                             40,078
.........................................................................................................................
             9,600   Citizens Communications Co. (NON)                                                           123,744
.........................................................................................................................
             5,030   Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                     221,169
.........................................................................................................................
            26,677   Earthlink, Inc. (NON)                                                                       210,482
.........................................................................................................................
             5,900   Echostar Communications Corp.
                     Class A (NON)                                                                               204,258
.........................................................................................................................
               141   Japan Telecom Holdings Co., Ltd. (Japan)                                                    428,696
.........................................................................................................................
            15,073   KT Corp. ADR (South Korea)                                                                  297,089
.........................................................................................................................
             5,900   Nextel Communications, Inc. Class A (NON)                                                   106,672
.........................................................................................................................
               182   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                               714,052
.........................................................................................................................
               207   NTT DoCoMo, Inc. (Japan)                                                                    448,313
.........................................................................................................................
            41,882   Orange SA (France) (NON)                                                                    371,727
.........................................................................................................................
             1,250   PanAmSat Corp. (NON)                                                                         23,038
.........................................................................................................................
            35,640   Portugal Telecom SGPS SA (Portugal)                                                         255,352
.........................................................................................................................
            50,902   SBC Communications, Inc.                                                                  1,300,546
.........................................................................................................................
             1,860   SK Telecom Co., Ltd. (South Korea)                                                          318,055
.........................................................................................................................
             5,000   Sprint Corp. (FON Group)                                                                     72,000
.........................................................................................................................
               787   Swisscom AG (Switzerland)                                                                   223,745
.........................................................................................................................
                 1   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                                     3
.........................................................................................................................
            61,514   Telecom Italia Mobile SpA (Italy)                                                           303,004
.........................................................................................................................
            38,693   Telecom Italia SpA (Italy)                                                                  350,087
.........................................................................................................................
             7,830   Telefonica SA (Spain) (NON)                                                                  90,893
.........................................................................................................................
             5,422   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                        170,359
.........................................................................................................................
            25,400   Time Warner Telecom, Inc. Class A (NON)                                                     161,798
.........................................................................................................................
            46,952   Verizon Communications, Inc.                                                              1,852,256
.........................................................................................................................
           794,172   Vodafone Group PLC (United Kingdom)                                                       1,552,805
.........................................................................................................................
            36,500   Western Wireless Corp. Class A (NON)                                                        420,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,433,417
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
.........................................................................................................................
               156   Berkshire Hathaway, Inc. Class B (NON)                                                      379,080
.........................................................................................................................
           115,578   Brambles Industries PLC
                     (United Kingdom)                                                                            312,754
.........................................................................................................................
           130,723   General Electric Co.                                                                      3,749,136
.........................................................................................................................
            14,125   Honeywell International, Inc.                                                               379,256
.........................................................................................................................
            45,790   Tyco International, Ltd. (Bermuda)                                                          869,094
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,689,320
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (7.3%)
.........................................................................................................................
             1,340   Aaron Rents, Inc.                                                                            34,572
.........................................................................................................................
             3,500   Abercrombie & Fitch Co. Class A (NON)                                                        99,435
.........................................................................................................................
             6,982   Accor SA (France)                                                                           252,527
.........................................................................................................................
             1,800   Advance Auto Parts, Inc. (NON)                                                              109,620
.........................................................................................................................
            18,900   Aeon Co., Ltd. (Japan)                                                                      432,945
.........................................................................................................................
             1,600   Amazon.com, Inc. (NON)                                                                       58,384
.........................................................................................................................
               200   American Standard Cos., Inc. (NON)                                                           14,786
.........................................................................................................................
             4,700   American Woodmark Corp.                                                                     218,832
.........................................................................................................................
            12,600   Apogee Enterprises, Inc.                                                                    113,652
.........................................................................................................................
            14,930   Applica, Inc. (NON)                                                                         126,905
.........................................................................................................................
            24,000   Asahi Glass Co., Ltd. (Japan)                                                               148,938
.........................................................................................................................
             8,300   AutoZone, Inc. (NON)                                                                        630,551
.........................................................................................................................
               900   Barnes & Noble, Inc. (NON)                                                                   20,745
.........................................................................................................................
            10,160   Bayerische Motoren Werke (BMW)
                     AG (Germany)                                                                                390,218
.........................................................................................................................
             3,300   Bed Bath & Beyond, Inc. (NON)                                                               128,073
.........................................................................................................................
             5,100   Best Buy Co., Inc. (NON)                                                                    223,992
.........................................................................................................................
             7,381   Blair Corp.                                                                                 163,858
.........................................................................................................................
             2,450   Blockbuster, Inc. Class A                                                                    41,283
.........................................................................................................................
            46,590   Bombay Co., Inc. (The) (NON)                                                                495,252
.........................................................................................................................
             6,650   Bowne & Co.                                                                                  86,650
.........................................................................................................................
             6,910   Boyd Gaming Corp. (NON)                                                                     119,267
.........................................................................................................................
             4,700   Brookstone, Inc. (NON)                                                                       95,175
.........................................................................................................................
            14,400   Brown Shoe Co., Inc.                                                                        429,120
.........................................................................................................................
             4,850   Burlington Coat Factory Warehouse Corp.                                                      86,815
.........................................................................................................................
            79,540   Carlton Communications PLC
                     (United Kingdom)                                                                            198,830
.........................................................................................................................
             6,500   Central Garden & Pet Co. (NON)                                                              155,025
.........................................................................................................................
             4,900   Choice Hotels International, Inc. (NON)                                                     133,819
.........................................................................................................................
               550   Clear Channel Communications, Inc. (NON)                                                     23,315
.........................................................................................................................
            10,700   Corporate Executive Board Co. (The) (NON)                                                   433,671
.........................................................................................................................
             5,590   Corrections Corporation of America (NON)                                                    141,595
.........................................................................................................................
               700   Deluxe Corp.                                                                                 31,360
.........................................................................................................................
            22,800   Denso Corp. (Japan) (NON)                                                                   361,419
.........................................................................................................................
                79   Dentsu, Inc. (Japan) (NON)                                                                  246,114
.........................................................................................................................
                40   Department 56, Inc. (NON)                                                                       613
.........................................................................................................................
           149,685   Dixons Group PLC (United Kingdom) (NON)                                                     326,014
.........................................................................................................................
             1,100   eBay, Inc. (NON)                                                                            114,598
.........................................................................................................................
                30   Electro Rent Corp. (NON)                                                                        323
.........................................................................................................................
               600   Family Dollar Stores, Inc.                                                                   22,890
.........................................................................................................................
             5,416   Federated Department Stores, Inc.                                                           199,580
.........................................................................................................................
            12,674   Finlay Enterprises, Inc. (NON)                                                              209,755
.........................................................................................................................
            30,000   First Consulting Group, Inc. (NON)                                                          140,100
.........................................................................................................................
             2,400   Fox Entertainment Group, Inc. Class A (NON)                                                  69,072
.........................................................................................................................
                39   Fuji Television Network, Inc. (Japan)                                                       137,743
.........................................................................................................................
             1,600   GameStop Corp. (NON)                                                                         20,672
.........................................................................................................................
             1,550   Gannett Co., Inc.                                                                           119,056
.........................................................................................................................
            11,400   Gap, Inc. (The)                                                                             213,864
.........................................................................................................................
            44,870   Goody's Family Clothing, Inc.                                                               388,126
.........................................................................................................................
            16,550   Greek Organization of Football
                     Prognostics SA (Greece) (NON)                                                               168,744
.........................................................................................................................
            34,980   GTECH Holdings Corp.                                                                      1,316,997
.........................................................................................................................
            40,938   GUS PLC (United Kingdom) (NON)                                                              458,649
.........................................................................................................................
            25,160   Gymboree Corp. (The) (NON)                                                                  422,185
.........................................................................................................................
             6,230   H&R Block, Inc.                                                                             269,448
.........................................................................................................................
             4,710   Harrah's Entertainment, Inc. (NON)                                                          189,530
.........................................................................................................................
           155,988   Hilton Group PLC (United Kingdom)                                                           473,580
.........................................................................................................................
            25,650   Home Depot, Inc. (The)                                                                      849,528
.........................................................................................................................
             7,200   Honda Motor Co., Ltd. (Japan) (NON)                                                         272,886
.........................................................................................................................
             2,520   Hughes Supply, Inc.                                                                          87,444
.........................................................................................................................
            20,500   Integrated Electrical Services, Inc. (NON)                                                  148,625
.........................................................................................................................
             9,421   InterActiveCorp. (NON)                                                                      372,789
.........................................................................................................................
               900   International Game Technology                                                                92,097
.........................................................................................................................
            12,200   Jakks Pacific, Inc. (NON)                                                                   162,138
.........................................................................................................................
            24,561   JC Penney Co., Inc. (Holding Co.)                                                           413,853
.........................................................................................................................
            22,250   Jo-Ann Stores, Inc. Class A (NON)                                                           562,925
.........................................................................................................................
             1,850   Johnson Controls, Inc.                                                                      158,360
.........................................................................................................................
               300   KB Home                                                                                      18,594
.........................................................................................................................
            13,700   Kellwood Co.                                                                                433,331
.........................................................................................................................
             4,880   Kenneth Cole Productions, Inc. Class A (NON)                                                 95,111
.........................................................................................................................
             2,100   Knight-Ridder, Inc.                                                                         144,753
.........................................................................................................................
             2,850   Lear Corp. (NON)                                                                            131,157
.........................................................................................................................
               871   Lennar Corp.                                                                                 62,277
.........................................................................................................................
            19,510   Lennox International, Inc.                                                                  251,094
.........................................................................................................................
            18,005   Limited, Inc. (The)                                                                         279,078
.........................................................................................................................
             3,750   Liz Claiborne, Inc.                                                                         132,188
.........................................................................................................................
            16,900   Lowe's Cos., Inc.                                                                           725,855
.........................................................................................................................
             3,254   LVMH Moet Hennessy Louis Vuitton
                     SA (France) (NON)                                                                           161,368
.........................................................................................................................
             7,499   Marriott International, Inc. Class A                                                        288,112
.........................................................................................................................
            14,800   Marvel Enterprises, Inc. (NON)                                                              282,680
.........................................................................................................................
             8,200   Masco Corp.                                                                                 195,570
.........................................................................................................................
            11,350   Mattel, Inc.                                                                                214,742
.........................................................................................................................
             2,150   McGraw-Hill Cos., Inc. (The)                                                                133,300
.........................................................................................................................
            48,400   Mediaset SpA (Italy)                                                                        409,572
.........................................................................................................................
             2,200   Meritage Corp. (NON)                                                                        108,372
.........................................................................................................................
             2,100   Michaels Stores, Inc.                                                                        79,926
.........................................................................................................................
               400   Mohawk Industries, Inc. (NON)                                                                22,212
.........................................................................................................................
             1,670   Mothers Work, Inc. (NON)                                                                     44,706
.........................................................................................................................
             5,470   Movie Gallery, Inc. (NON)                                                                   100,922
.........................................................................................................................
            11,835   News Corp., Ltd. (The) (Australia)                                                           88,889
.........................................................................................................................
             6,348   Next PLC (United Kingdom)                                                                   107,518
.........................................................................................................................
            50,000   Nissan Motor Co., Ltd. (Japan) (NON)                                                        478,134
.........................................................................................................................
            26,170   Nu Skin Enterprises, Inc. Class A                                                           273,477
.........................................................................................................................
             1,035   NVR, Inc. (NON)                                                                             425,385
.........................................................................................................................
            25,900   Oakley, Inc. (NON)                                                                          304,843
.........................................................................................................................
            37,159   Office Depot, Inc. (NON)                                                                    539,177
.........................................................................................................................
            28,060   OfficeMax, Inc. (NON)                                                                       183,793
.........................................................................................................................
             2,650   Omnicom Group, Inc.                                                                         190,005
.........................................................................................................................
             7,673   Peugeot SA (France)                                                                         372,669
.........................................................................................................................
            16,900   Phillips-Van Heusen Corp.                                                                   230,347
.........................................................................................................................
             1,900   Pier 1 Imports, Inc.                                                                         38,760
.........................................................................................................................
             5,541   Pinault-Printemps-Redoute SA (France)                                                       417,359
.........................................................................................................................
             1,200   Polo Ralph Lauren Corp.                                                                      30,948
.........................................................................................................................
            55,700   PRIMEDIA, Inc. (NON)                                                                        169,885
.........................................................................................................................
            71,235   Publishing & Broadcasting, Ltd. (Australia)                                                 471,969
.........................................................................................................................
             9,700   Quebecor World, Inc. (Canada)                                                               177,863
.........................................................................................................................
             7,800   Quiksilver, Inc. (NON)                                                                      128,622
.........................................................................................................................
             1,400   Radio One, Inc. Class D (NON)                                                                24,878
.........................................................................................................................
             3,350   Reebok International, Ltd. (NON)                                                            112,661
.........................................................................................................................
            32,160   Reed Elsevier NV (Netherlands)                                                              379,231
.........................................................................................................................
             1,000   Regal Entertainment Group Class A                                                            23,580
.........................................................................................................................
             2,169   Renault SA (France)                                                                         114,660
.........................................................................................................................
            12,100   Rent-A-Center, Inc. (NON)                                                                   917,301
.........................................................................................................................
             4,700   Ross Stores, Inc.                                                                           200,878
.........................................................................................................................
               900   Ryland Group, Inc.                                                                           62,460
.........................................................................................................................
            14,000   SECOM Co., Ltd. (Japan)                                                                     410,496
.........................................................................................................................
            34,500   Securitas AB Class B (Sweden)                                                               353,470
.........................................................................................................................
            13,960   Sharper Image Corp. (NON)                                                                   380,689
.........................................................................................................................
             2,850   Sherwin Williams Co.                                                                         76,608
.........................................................................................................................
            17,000   ShopKo Stores, Inc. (NON)                                                                   221,000
.........................................................................................................................
             1,000   Singapore Press Holdings, Ltd. (Singapore)                                                   10,394
.........................................................................................................................
            13,619   Societe Television Francaise I (France)                                                     419,081
.........................................................................................................................
            14,600   Staples, Inc. (NON)                                                                         267,910
.........................................................................................................................
             2,195   Swatch Group AG (The) Class B
                     (Switzerland)                                                                               198,963
.........................................................................................................................
            35,100   Sykes Enterprises, Inc. (NON)                                                               171,639
.........................................................................................................................
             6,000   Target Corp.                                                                                227,040
.........................................................................................................................
            24,500   Tivo, Inc. (NON)                                                                            298,410
.........................................................................................................................
            18,104   TJX Cos., Inc. (The)                                                                        341,079
.........................................................................................................................
            23,000   Toppan Printing Co., Ltd. (Japan) (NON)                                                     164,765
.........................................................................................................................
            18,600   Toyota Motor Corp. (Japan) (NON)                                                            481,849
.........................................................................................................................
             1,850   Trex Co., Inc. (NON)                                                                         72,613
.........................................................................................................................
            21,490   USG Corp. (NON)                                                                             408,310
.........................................................................................................................
             2,850   VF Corp.                                                                                     96,815
.........................................................................................................................
             4,041   VS Holdings, Inc. (NON)                                                                       3,031
.........................................................................................................................
               700   Viad Corp.                                                                                   15,673
.........................................................................................................................
            37,850   Wal-Mart Stores, Inc.                                                                     2,031,410
.........................................................................................................................
            32,223   Walt Disney Co. (The)                                                                       636,404
.........................................................................................................................
             5,100   Whirlpool Corp.                                                                             324,870
.........................................................................................................................
                19   Yahoo Japan Corp. (Japan) (NON)                                                             308,621
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,330,279
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
.........................................................................................................................
             9,270   Acom Co., Ltd. (Japan)                                                                      335,125
.........................................................................................................................
             4,500   AmeriCredit Corp. (NON)                                                                      38,475
.........................................................................................................................
            29,300   Cash America International, Inc.                                                            387,346
.........................................................................................................................
            13,500   CompuCredit Corp. (NON)                                                                     164,025
.........................................................................................................................
             1,000   Countrywide Credit Industries, Inc.                                                          69,570
.........................................................................................................................
             1,500   CVB Financial Corp.                                                                          29,280
.........................................................................................................................
            51,695   MBNA Corp.                                                                                1,077,324
.........................................................................................................................
             2,400   Providian Financial Corp. (NON)                                                              22,224
.........................................................................................................................
            28,700   World Acceptance Corp. (NON)                                                                467,236
.........................................................................................................................
             1,100   WSFS Financial Corp.                                                                         42,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,632,845
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (5.3%)
.........................................................................................................................
            18,770   7-Eleven, Inc. (NON)                                                                        198,024
.........................................................................................................................
             1,400   Alberto-Culver Co. Class B                                                                   71,540
.........................................................................................................................
            41,758   Altria Group, Inc.                                                                        1,897,484
.........................................................................................................................
             2,950   Anheuser-Busch Cos., Inc.                                                                   150,598
.........................................................................................................................
            53,200   AOL Time Warner, Inc. (NON)                                                                 855,988
.........................................................................................................................
             3,300   Apollo Group, Inc. Class A (NON)                                                            203,808
.........................................................................................................................
             6,115   Archer Daniels Midland Co.                                                                   78,700
.........................................................................................................................
               796   Aurora Foods, Inc. (NON)                                                                        279
.........................................................................................................................
               600   Avon Products, Inc.                                                                          37,320
.........................................................................................................................
            24,985   BAT Industries PLC (United Kingdom)                                                         283,424
.........................................................................................................................
             3,800   Career Education Corp. (NON)                                                                259,996
.........................................................................................................................
            13,750   CBRL Group, Inc.                                                                            534,325
.........................................................................................................................
            13,400   CDI Corp. (NON)                                                                             347,864
.........................................................................................................................
            15,900   Chattem, Inc. (NON)                                                                         298,920
.........................................................................................................................
            25,370   Checkers Drive-In Restaurant (NON)                                                          290,233
.........................................................................................................................
             6,850   Coca-Cola Co. (The)                                                                         317,909
.........................................................................................................................
            30,195   Coca-Cola Enterprises, Inc.                                                                 548,039
.........................................................................................................................
             3,800   Colgate-Palmolive Co.                                                                       220,210
.........................................................................................................................
             1,622   Comcast Corp. Class A (NON)                                                                  48,952
.........................................................................................................................
            33,850   Comcast Corp. Class A (Special) (NON)                                                       975,896
.........................................................................................................................
               850   ConAgra, Inc.                                                                                20,060
.........................................................................................................................
             2,400   Constellation Brands, Inc. Class A (NON)                                                     75,360
.........................................................................................................................
             4,800   CVS Corp.                                                                                   134,544
.........................................................................................................................
             4,900   Darden Restaurants, Inc.                                                                     93,002
.........................................................................................................................
             3,900   Dean Foods Co. (NON)                                                                        122,850
.........................................................................................................................
            66,900   Deutsche Post AG (Germany)                                                                  975,545
.........................................................................................................................
            64,254   Diageo PLC (United Kingdom)                                                                 685,944
.........................................................................................................................
             9,390   Dial Corp. (The)                                                                            182,636
.........................................................................................................................
             2,350   Energizer Holdings, Inc. (NON)                                                               73,790
.........................................................................................................................
             7,085   Fortune Brands, Inc.                                                                        369,837
.........................................................................................................................
             8,100   FTI Consulting, Inc. (NON)                                                                  202,257
.........................................................................................................................
             2,500   General Mills, Inc.                                                                         118,525
.........................................................................................................................
             1,200   Getty Images, Inc. (Canada) (NON)                                                            49,560
.........................................................................................................................
             9,695   H.J. Heinz Co.                                                                              319,741
.........................................................................................................................
            17,788   Heineken NV Class A (Netherlands)                                                           511,422
.........................................................................................................................
               850   Hershey Foods Corp.                                                                          59,211
.........................................................................................................................
            17,065   Interbrew (Belgium) (NON)                                                                   379,145
.........................................................................................................................
               750   International Flavors & Fragrances, Inc.                                                     23,948
.........................................................................................................................
                30   International Multifoods Corp. (NON)                                                            687
.........................................................................................................................
            13,200   ITT Educational Services, Inc. (NON)                                                        386,100
.........................................................................................................................
                14   Japan Tobacco, Inc. (Japan)                                                                  75,685
.........................................................................................................................
            21,000   KAO Corp. (Japan)                                                                           390,962
.........................................................................................................................
             8,106   Kimberly-Clark Corp.                                                                        422,647
.........................................................................................................................
             6,364   Kraft Foods, Inc. Class A                                                                   207,148
.........................................................................................................................
            19,700   Kroger Co. (NON)                                                                            328,596
.........................................................................................................................
            20,200   Labor Ready, Inc. (NON)                                                                     144,834
.........................................................................................................................
               100   Lancaster Colony Corp.                                                                        3,866
.........................................................................................................................
            86,408   Liberty Media Corp. Class A (NON)                                                           998,876
.........................................................................................................................
             4,300   Lone Star Steakhouse & Saloon, Inc.                                                          93,611
.........................................................................................................................
            16,730   MemberWorks, Inc. (NON)                                                                     330,418
.........................................................................................................................
            19,190   Molson, Inc. Class A (Canada)                                                               515,453
.........................................................................................................................
             1,500   Nash Finch Co.                                                                               24,975
.........................................................................................................................
             2,133   Nestle SA (Switzerland)                                                                     440,240
.........................................................................................................................
             7,600   NetFlix, Inc. (NON)                                                                         194,180
.........................................................................................................................
             1,800   Outback Steakhouse, Inc.                                                                     70,200
.........................................................................................................................
            10,190   Pepsi Bottling Group, Inc. (The)                                                            204,004
.........................................................................................................................
            28,682   PepsiCo, Inc.                                                                             1,276,349
.........................................................................................................................
             5,700   Performance Food Group Co. (NON)                                                            210,900
.........................................................................................................................
             2,433   Pernod-Ricard (France)                                                                      217,060
.........................................................................................................................
            12,600   Procter & Gamble Co.                                                                      1,123,668
.........................................................................................................................
            26,921   Reckitt Benckiser PLC (United Kingdom) (NON)                                                493,947
.........................................................................................................................
            20,700   Rite Aid Corp. (NON)                                                                         92,115
.........................................................................................................................
            12,216   Royal Caribbean Cruises, Ltd.                                                               282,923
.........................................................................................................................
             3,540   Ruddick Corp.                                                                                55,649
.........................................................................................................................
            22,150   Sara Lee Corp.                                                                              416,642
.........................................................................................................................
             1,870   Starbucks Corp. (NON)                                                                        45,852
.........................................................................................................................
             3,300   Supervalu, Inc.                                                                              70,356
.........................................................................................................................
             9,400   SYSCO Corp.                                                                                 282,376
.........................................................................................................................
            12,300   Talx Corp.                                                                                  277,857
.........................................................................................................................
           133,639   Tesco PLC (United Kingdom) (NON)                                                            483,456
.........................................................................................................................
             1,759   Tyson Foods, Inc. Class A                                                                    18,681
.........................................................................................................................
            35,324   Unilever PLC (United Kingdom)                                                               281,223
.........................................................................................................................
             6,900   University of Phoenix Online (NON)                                                          349,830
.........................................................................................................................
             9,650   Viacom, Inc. Class B (NON)                                                                  421,319
.........................................................................................................................
            13,455   Vivendi Universal SA (France) (NON)                                                         244,867
.........................................................................................................................
             2,060   Weiss Markets, Inc.                                                                          63,901
.........................................................................................................................
             2,719   Whole Foods Market, Inc. (NON)                                                              129,234
.........................................................................................................................
            73,064   William Morrison Supermarkets PLC
                     (United Kingdom)                                                                            221,521
.........................................................................................................................
            28,143   Woolworths, Ltd. (Australia)                                                                236,286
.........................................................................................................................
             5,200   Yum! Brands, Inc. (NON)                                                                     153,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,299,092
------------------------------------------------------------------------------------------------------------------------
Energy (4.5%)
.........................................................................................................................
             1,500   Amerada Hess Corp.                                                                           73,770
.........................................................................................................................
             4,120   Apache Corp.                                                                                268,047
.........................................................................................................................
           159,787   BG Group PLC (United Kingdom)                                                               707,896
.........................................................................................................................
               650   BJ Services Co. (NON)                                                                        24,284
.........................................................................................................................
           184,442   BP PLC (United Kingdom)                                                                   1,278,944
.........................................................................................................................
            13,752   BP PLC ADR (United Kingdom)                                                                 577,859
.........................................................................................................................
             5,464   Burlington Resources, Inc.                                                                  295,438
.........................................................................................................................
             9,900   Cabot Oil & Gas Corp. Class A                                                               273,339
.........................................................................................................................
            24,151   Canadian Natural Resources, Ltd. (Canada)                                                   955,551
.........................................................................................................................
            52,150   Chesapeake Energy Corp.                                                                     526,715
.........................................................................................................................
             4,252   Chevron Texaco Corp.                                                                        306,994
.........................................................................................................................
             1,638   Cia Espanola de Petroleos (Spain)                                                            44,574
.........................................................................................................................
            12,900   Cimarex Energy Co. (NON)                                                                    306,375
.........................................................................................................................
            14,600   Comstock Resources, Inc. (NON)                                                              199,728
.........................................................................................................................
            16,480   ConocoPhillips                                                                              903,104
.........................................................................................................................
            11,272   EnCana Corp. (Canada)                                                                       428,975
.........................................................................................................................
            16,100   Energy Partners, Ltd. (NON)                                                                 185,955
.........................................................................................................................
            29,900   ENI SpA (Italy) (NON)                                                                       453,172
.........................................................................................................................
             2,300   Exco Resources, Inc. (NON)                                                                   41,193
.........................................................................................................................
            83,286   Exxon Mobil Corp.                                                                         2,990,800
.........................................................................................................................
            12,700   GlobalSantaFe Corp. (Cayman Islands)                                                        296,418
.........................................................................................................................
            20,400   Halliburton Co.                                                                             469,200
.........................................................................................................................
            11,405   Houston Exploration Co. (NON)                                                               395,754
.........................................................................................................................
             5,850   Marathon Oil Corp.                                                                          154,148
.........................................................................................................................
             6,900   Noble Corp. (Cayman Islands) (NON)                                                          236,670
.........................................................................................................................
            19,870   Nuevo Energy Co. (NON)                                                                      346,732
.........................................................................................................................
             2,423   OMV AG (Austria)                                                                            291,062
.........................................................................................................................
            12,581   Patina Oil & Gas Corp.                                                                      404,487
.........................................................................................................................
            16,602   Petro-Canada (Canada)                                                                       659,436
.........................................................................................................................
            11,193   Petroleo Brasileiro SA ADR (Brazil)                                                         221,174
.........................................................................................................................
            28,590   Range Resources Corp. (NON)                                                                 179,259
.........................................................................................................................
            17,604   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                               817,006
.........................................................................................................................
            11,383   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               530,675
.........................................................................................................................
           105,560   Shell Transport & Trading Co. PLC
                     (United Kingdom) (NON)                                                                      696,696
.........................................................................................................................
            33,220   Southwestern Energy Co. (NON)                                                               498,632
.........................................................................................................................
             9,080   Stone Energy Corp. (NON)                                                                    380,634
.........................................................................................................................
             1,700   Sunoco, Inc.                                                                                 64,158
.........................................................................................................................
             5,816   Talisman Energy, Inc. (Canada)                                                              263,293
.........................................................................................................................
            34,700   Tesoro Petroleum Corp. (NON)                                                                238,736
.........................................................................................................................
             4,593   TotalFinaElf SA Class B (France)                                                            694,017
.........................................................................................................................
             7,523   TotalFinaElf SA ADR (France)                                                                570,243
.........................................................................................................................
            17,411   Unocal Corp.                                                                                499,522
.........................................................................................................................
            36,942   USEC, Inc.                                                                                  259,333
.........................................................................................................................
             8,900   Vintage Petroleum, Inc.                                                                     100,392
.........................................................................................................................
             8,780   Westport Resources Corp. (NON)                                                              199,745
.........................................................................................................................
               232   York Research Corp. 144A (NON)                                                                   15
.........................................................................................................................
             6,375   YUKOS ADR (Russia)                                                                          355,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,665,875
------------------------------------------------------------------------------------------------------------------------
Financial (4.9%)
.........................................................................................................................
            33,000   AMRESCO Creditor Trust (NON) (R)                                                              2,937
.........................................................................................................................
            23,700   Bank of America Corp.                                                                     1,873,011
.........................................................................................................................
            32,259   Bank of New York Co., Inc. (The)                                                            927,446
.........................................................................................................................
             6,300   Bank One Corp.                                                                              234,234
.........................................................................................................................
            23,100   Capital One Financial Corp.                                                               1,136,058
.........................................................................................................................
             4,314   CIT Group, Inc.                                                                             106,340
.........................................................................................................................
            96,331   Citigroup, Inc.                                                                           4,122,967
.........................................................................................................................
           238,820   Contifinancial Corp. Liquidating
                     Trust Units                                                                                   2,388
.........................................................................................................................
             8,850   Deutsche Boerse AG (Germany)                                                                466,416
.........................................................................................................................
            13,241   Euronext NV (Netherlands)                                                                   328,240
.........................................................................................................................
            35,697   Fannie Mae                                                                                2,407,406
.........................................................................................................................
             7,400   FleetBoston Financial Corp.                                                                 219,854
.........................................................................................................................
            35,762   Freddie Mac                                                                               1,815,637
.........................................................................................................................
             9,600   Friedman Billings Ramsey Group, Inc.
                     Class A                                                                                     128,640
.........................................................................................................................
               950   Goldman Sachs Group, Inc. (The)                                                              79,563
.........................................................................................................................
           152,513   HSBC Holdings PLC (United Kingdom)                                                        1,801,789
.........................................................................................................................
            29,793   JPMorgan Chase & Co.                                                                      1,018,325
.........................................................................................................................
               800   Lehman Brothers Holdings, Inc.                                                               53,184
.........................................................................................................................
             3,610   LNR Property Corp.                                                                          135,014
.........................................................................................................................
            47,037   Man Group PLC (United Kingdom)                                                              928,228
.........................................................................................................................
            12,262   Merrill Lynch & Co., Inc.                                                                   572,390
.........................................................................................................................
             2,400   MGIC Investment Corp.                                                                       111,936
.........................................................................................................................
            10,000   New Century Financial Corp.                                                                 436,500
.........................................................................................................................
             7,500   Orix Corp. (Japan)                                                                          414,827
.........................................................................................................................
            12,338   PMI Group, Inc. (The)                                                                       331,152
.........................................................................................................................
               700   Protective Life Corp.                                                                        18,725
.........................................................................................................................
            51,053   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          1,432,037
.........................................................................................................................
               900   SLM Corp.                                                                                    35,253
.........................................................................................................................
             2,550   Sovereign Bancorp, Inc.                                                                      39,908
.........................................................................................................................
               830   Student Loan Corp.                                                                          104,580
.........................................................................................................................
            15,883   Travelers Property Casualty Corp.
                     Class B                                                                                     250,475
.........................................................................................................................
            16,320   Wells Fargo & Co.                                                                           822,528
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,357,988
------------------------------------------------------------------------------------------------------------------------
Health Care (9.4%)
.........................................................................................................................
            20,500   aaiPharma, Inc. (NON)                                                                       407,540
.........................................................................................................................
            35,663   Abbott Laboratories                                                                       1,560,613
.........................................................................................................................
             9,800   AdvancePCS (NON)                                                                            374,654
.........................................................................................................................
            15,000   ALARIS Medical, Inc. (NON)                                                                  194,250
.........................................................................................................................
             2,800   Albany Molecular Research, Inc. (NON)                                                        42,280
.........................................................................................................................
             1,400   Allergan, Inc.                                                                              107,940
.........................................................................................................................
            31,500   Alpharma, Inc. Class A                                                                      680,400
.........................................................................................................................
            15,271   Altana AG (Germany)                                                                         955,612
.........................................................................................................................
             5,130   American Medical Security Group, Inc. (NON)                                                  97,983
.........................................................................................................................
             8,800   American Pharmaceutical Partners, Inc. (NON)                                                298,320
.........................................................................................................................
             8,100   AmerisourceBergen Corp.                                                                     561,735
.........................................................................................................................
            21,500   Amgen, Inc. (NON)                                                                         1,428,460
.........................................................................................................................
            16,300   Analogic Corp.                                                                              794,788
.........................................................................................................................
             8,900   Antigenics, Inc. (NON)                                                                      102,528
.........................................................................................................................
            13,340   Applied Molecular Evolution, Inc. (NON)                                                      57,095
.........................................................................................................................
            18,850   Apria Healthcare Group, Inc. (NON)                                                          468,988
.........................................................................................................................
            17,070   AstraZeneca PLC (United Kingdom)                                                            684,422
.........................................................................................................................
             2,770   Avigen, Inc. (NON)                                                                            9,584
.........................................................................................................................
               800   Barr Laboratories, Inc. (NON)                                                                52,400
.........................................................................................................................
               800   Becton, Dickinson and Co.                                                                    31,080
.........................................................................................................................
             7,900   Bio-Rad Laboratories, Inc. Class A (NON)                                                    437,265
.........................................................................................................................
             2,000   Biogen, Inc. (NON)                                                                           76,000
.........................................................................................................................
             1,670   Bioreliance Corp. (NON)                                                                      35,404
.........................................................................................................................
             4,845   Biosite Diagnostics, Inc. (NON)                                                             233,045
.........................................................................................................................
             6,250   Boston Scientific Corp. (NON)                                                               381,875
.........................................................................................................................
             3,500   Bradley Pharmaceuticals, Inc. (NON)                                                          57,750
.........................................................................................................................
             2,200   Bristol-Myers Squibb Co.                                                                     59,730
.........................................................................................................................
               400   C.R. Bard, Inc.                                                                              28,524
.........................................................................................................................
            13,650   Cardinal Health, Inc.                                                                       877,695
.........................................................................................................................
             8,300   Centene Corp. (NON)                                                                         322,870
.........................................................................................................................
               600   Charles River Laboratories
                     International, Inc. (NON)                                                                    19,308
.........................................................................................................................
               700   Chiron Corp. (NON)                                                                           30,604
.........................................................................................................................
             7,421   CIGNA Corp.                                                                                 348,342
.........................................................................................................................
             4,750   Cobalt Corp. (NON)                                                                           97,613
.........................................................................................................................
            11,000   Coventry Health Care, Inc. (NON)                                                            507,760
.........................................................................................................................
            12,100   DaVita, Inc. (NON)                                                                          324,038
.........................................................................................................................
            28,100   DJ Orthopedics, Inc. (NON)                                                                  307,976
.........................................................................................................................
            32,870   Endo Pharmaceuticals Holdings, Inc. (NON)                                                   556,160
.........................................................................................................................
            12,900   Enzon, Inc. (NON)                                                                           161,508
.........................................................................................................................
             8,400   Esperion Therapeutics, Inc. (NON)                                                           164,556
.........................................................................................................................
             2,900   Express Scripts, Inc. Class A (NON)                                                         198,128
.........................................................................................................................
             9,100   First Health Group Corp. (NON)                                                              251,160
.........................................................................................................................
            15,630   Fisher Scientific International, Inc. (NON)                                                 545,487
.........................................................................................................................
            10,300   Forest Laboratories, Inc. (NON)                                                             563,925
.........................................................................................................................
               295   Genesis Health Ventures, Inc. (NON)                                                           5,207
.........................................................................................................................
            40,630   Gentiva Health Services, Inc.                                                               365,670
.........................................................................................................................
             3,400   Gilead Sciences, Inc. (NON)                                                                 188,972
.........................................................................................................................
            61,228   GlaxoSmithKline PLC (United Kingdom)                                                      1,235,550
.........................................................................................................................
             6,180   Guidant Corp.                                                                               274,330
.........................................................................................................................
             8,600   Guilford Pharmaceuticals, Inc. (NON)                                                         39,044
.........................................................................................................................
             1,650   HCA, Inc.                                                                                    52,866
.........................................................................................................................
            20,000   Health Net, Inc. (NON)                                                                      659,000
.........................................................................................................................
            15,120   HealthTronics Surgical Services, Inc. (NON)                                                 136,080
.........................................................................................................................
             5,700   Henry Schein, Inc. (NON)                                                                    298,338
.........................................................................................................................
             5,590   IDEXX Laboratories, Inc. (NON)                                                              187,489
.........................................................................................................................
            51,412   Johnson & Johnson                                                                         2,658,000
.........................................................................................................................
            33,300   Kendle International, Inc. (NON)                                                            206,460
.........................................................................................................................
            33,725   King Pharmaceuticals, Inc. (NON)                                                            497,781
.........................................................................................................................
            21,700   Kos Pharmaceuticals, Inc. (NON)                                                             509,299
.........................................................................................................................
             5,660   Lilly (Eli) & Co.                                                                           390,370
.........................................................................................................................
               153   Mariner Health Care, Inc. (NON)                                                               1,148
.........................................................................................................................
             8,640   Maxygen, Inc. (NON)                                                                          94,781
.........................................................................................................................
             5,800   McKesson Corp.                                                                              207,292
.........................................................................................................................
             3,800   MedImmune, Inc. (NON)                                                                       138,206
.........................................................................................................................
               184   Mediq, Inc. (NON)                                                                                18
.........................................................................................................................
            12,000   Medtronic, Inc.                                                                             575,640
.........................................................................................................................
            21,620   Mentor Corp.                                                                                418,996
.........................................................................................................................
            17,900   Merck & Co., Inc.                                                                         1,083,845
.........................................................................................................................
            13,950   Mid Atlantic Medical Services, Inc. (NON)                                                   729,585
.........................................................................................................................
               700   Mylan Laboratories, Inc.                                                                     24,339
.........................................................................................................................
            52,643   Novartis AG (Switzerland) (NON)                                                           2,083,640
.........................................................................................................................
             3,600   Oxford Health Plans, Inc. (NON)                                                             151,308
.........................................................................................................................
             2,250   PacifiCare Health Systems, Inc. (NON)                                                       110,993
.........................................................................................................................
             5,730   Pain Therapeutics, Inc. (NON)                                                                37,016
.........................................................................................................................
             4,500   Pediatrix Medical Group, Inc. (NON)                                                         160,425
.........................................................................................................................
            18,550   Perrigo Co.                                                                                 290,122
.........................................................................................................................
           151,989   Pfizer, Inc.                                                                              5,190,424
.........................................................................................................................
             5,370   Pharmacopeia, Inc. (NON)                                                                     44,303
.........................................................................................................................
             9,910   Pharmacyclics, Inc. (NON)                                                                    46,973
.........................................................................................................................
             3,090   PolyMedica Corp.                                                                            141,491
.........................................................................................................................
            11,300   Prime Medical Services, Inc. (NON)                                                           53,110
.........................................................................................................................
            14,180   PSS World Medical, Inc. (NON)                                                                81,535
.........................................................................................................................
             6,500   Quintiles Transnational Corp. (NON)                                                          92,235
.........................................................................................................................
             4,693   Roche Holding AG (Switzerland) (NON)                                                        368,211
.........................................................................................................................
             4,249   Schering AG (Germany)                                                                       207,345
.........................................................................................................................
            11,561   Select Medical Corp. (NON)                                                                  287,060
.........................................................................................................................
             7,500   Sepracor, Inc. (NON)                                                                        135,225
.........................................................................................................................
            24,400   Service Corp. International (NON)                                                            94,428
.........................................................................................................................
            27,400   Sierra Health Services, Inc. (NON)                                                          548,000
.........................................................................................................................
             9,200   St. Jude Medical, Inc. (NON)                                                                529,000
.........................................................................................................................
             2,700   Steris Corp. (NON)                                                                           62,343
.........................................................................................................................
               434   Synthes-Stratec, Inc. (Switzerland)                                                         311,831
.........................................................................................................................
            19,000   Taisho Pharmaceutical Co., Ltd. (Japan) (NON)                                               274,436
.........................................................................................................................
            21,600   Takeda Chemical Industries, Ltd. (Japan) (NON)                                              797,068
.........................................................................................................................
            16,800   Terumo Corp. (Japan)                                                                        279,184
.........................................................................................................................
             7,400   Theragenics Corp. (NON)                                                                      31,820
.........................................................................................................................
             2,300   Triad Hospitals, Inc. (NON)                                                                  57,086
.........................................................................................................................
             4,000   United Therapeutics Corp. (NON)                                                              87,120
.........................................................................................................................
            12,418   UnitedHealth Group, Inc.                                                                    624,005
.........................................................................................................................
            23,240   US Oncology, Inc. (NON)                                                                     171,744
.........................................................................................................................
             7,500   Varian Medical Systems, Inc. (NON)                                                          431,775
.........................................................................................................................
             1,500   Waters Corp. (NON)                                                                           43,695
.........................................................................................................................
             4,050   Watson Pharmaceuticals, Inc. (NON)                                                          163,499
.........................................................................................................................
             7,350   Wellpoint Health Networks, Inc. (NON)                                                       619,605
.........................................................................................................................
            21,200   Wyeth                                                                                       965,660
.........................................................................................................................
            22,900   Yamanouchi Pharmaceutical Co.,
                     Ltd. (Japan)                                                                                597,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,646,476
------------------------------------------------------------------------------------------------------------------------
Insurance (2.4%)
.........................................................................................................................
            31,015   ACE, Ltd. (Bermuda)                                                                       1,063,504
.........................................................................................................................
               400   AMBAC Financial Group, Inc.                                                                  26,500
.........................................................................................................................
            30,223   American International Group, Inc.                                                        1,667,705
.........................................................................................................................
             7,500   AmerUs Group Co.                                                                            211,425
.........................................................................................................................
             5,200   AON Corp.                                                                                   125,216
.........................................................................................................................
             3,000   Commerce Group, Inc.                                                                        108,600
.........................................................................................................................
             1,100   Everest Re Group, Ltd. (Barbados)                                                            84,150
.........................................................................................................................
             4,360   FBL Financial Group, Inc. Class A                                                            87,854
.........................................................................................................................
            22,937   Fidelity National Financial, Inc.                                                           705,542
.........................................................................................................................
            18,530   First American Corp.                                                                        488,266
.........................................................................................................................
            23,681   Fortis (Belgium)                                                                            407,858
.........................................................................................................................
             3,600   Great-West Lifeco, Inc. (Canada)                                                            103,349
.........................................................................................................................
             6,920   Hilb, Rogal & Hamilton Co.                                                                  235,557
.........................................................................................................................
            20,722   ING Groep NV (Netherlands)                                                                  359,988
.........................................................................................................................
               250   Jefferson-Pilot Corp.                                                                        10,365
.........................................................................................................................
             4,200   Landamerica Financial Group, Inc.                                                           199,500
.........................................................................................................................
               727   Loews Corp.                                                                                  34,380
.........................................................................................................................
             6,255   MBIA, Inc.                                                                                  304,931
.........................................................................................................................
                71   Millea Holdings, Inc. (Japan) (NON)                                                         542,924
.........................................................................................................................
            14,500   Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                  67,276
.........................................................................................................................
             4,550   Old Republic International Corp.                                                            155,929
.........................................................................................................................
           143,239   QBE Insurance Group, Ltd. (Australia)                                                       895,243
.........................................................................................................................
            14,336   Radian Group, Inc.                                                                          525,414
.........................................................................................................................
             3,030   Samsung Fire & Marine Insurance
                     (South Korea)                                                                               147,563
.........................................................................................................................
               643   Stancorp Financial Group                                                                     33,577
.........................................................................................................................
             7,810   Stewart Information Services (NON)                                                          217,509
.........................................................................................................................
            14,400   Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                       296,586
.........................................................................................................................
             9,516   Swiss Reinsurance Co. (Switzerland)                                                         527,378
.........................................................................................................................
               400   Torchmark Corp.                                                                              14,900
.........................................................................................................................
             9,738   XL Capital, Ltd. Class A (Bermuda)                                                          808,254
.........................................................................................................................
             3,899   Zurich Financial Services AG
                     (Switzerland) (NON)                                                                         464,989
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,922,232
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.4%)
.........................................................................................................................
            12,252   Credit Suisse Group (Switzerland)                                                           322,540
.........................................................................................................................
               100   Investment Technology Group, Inc. (NON)                                                       1,860
.........................................................................................................................
             2,622   Morgan Stanley Dean Witter & Co.                                                            112,091
.........................................................................................................................
            18,000   Nomura Securities Co., Ltd. (Japan) (NON)                                                   228,505
.........................................................................................................................
            15,322   Power Financial Corp. (Canada)                                                              493,439
.........................................................................................................................
            13,199   UBS AG (Switzerland)                                                                        734,415
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,892,850
------------------------------------------------------------------------------------------------------------------------
Other (0.1%)
.........................................................................................................................
             2,016   Ishares Russell 1000 Growth Index                                                            82,757
.........................................................................................................................
             1,629   Ishares Russell 1000 Value Index                                                             82,379
.........................................................................................................................
             3,464   Nasdaq-100 Index Tracking Stock                                                             103,747
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 268,883
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.9%)
.........................................................................................................................
             1,960   Alexandria Real Estate Equities, Inc. (R)                                                    88,200
.........................................................................................................................
            13,900   Annaly Mortgage Management, Inc. (R)                                                        276,749
.........................................................................................................................
            22,400   Anthracite Capital, Inc. (R)                                                                270,144
.........................................................................................................................
             9,090   Anworth Mortgage Asset Corp. (R)                                                            140,168
.........................................................................................................................
             1,450   Boston Properties, Inc. (R)                                                                  63,510
.........................................................................................................................
             2,350   Brandywine Realty Trust (R)                                                                  57,857
.........................................................................................................................
             3,808   Capital Automotive (R)                                                                      106,586
.........................................................................................................................
             3,070   CBL & Associates Properties (R)                                                             132,010
.........................................................................................................................
             1,300   CenterPoint Properties Corp. (R)                                                             79,625
.........................................................................................................................
             3,100   Developers Diversified Realty Corp. (R)                                                      88,164
.........................................................................................................................
            18,694   Equity Office Properties Trust (R)                                                          504,925
.........................................................................................................................
             1,710   Essex Property Trust, Inc. (R)                                                               97,898
.........................................................................................................................
            17,400   FelCor Lodging Trust, Inc. (R)                                                              136,590
.........................................................................................................................
             6,090   Glimcher Realty Trust (R)                                                                   136,416
.........................................................................................................................
             3,110   Health Care REIT, Inc. (R)                                                                   94,855
.........................................................................................................................
            30,111   IMPAC Mortgage Holdings, Inc. (R)                                                           502,553
.........................................................................................................................
               900   Mack-Cali Realty Corp. (R)                                                                   32,742
.........................................................................................................................
            27,800   Meristar Hospitality Corp. (NON) (R)                                                        142,892
.........................................................................................................................
             4,000   Mid-Atlantic Realty Trust (R)                                                                83,760
.........................................................................................................................
             2,500   Mills Corp. (R)                                                                              83,875
.........................................................................................................................
             3,371   Mission West Properties (R)                                                                  38,328
.........................................................................................................................
             4,090   Nationwide Health Properties, Inc. (R)                                                       65,154
.........................................................................................................................
             1,900   Pan Pacific Retail Properties, Inc. (R)                                                      74,765
.........................................................................................................................
             2,740   Post Properties, Inc. (R)                                                                    72,610
.........................................................................................................................
             1,910   Prentiss Properties Trust (R)                                                                57,281
.........................................................................................................................
             1,510   SL Green Realty Corp. (R)                                                                    52,684
.........................................................................................................................
               800   St. Joe Co. (The)                                                                            24,960
.........................................................................................................................
             1,800   Sun Communities, Inc. (R)                                                                    70,740
.........................................................................................................................
             7,600   Thornburg Mortgage, Inc. (R)                                                                187,720
.........................................................................................................................
             6,340   Town & Country Trust (The) (R)                                                              147,405
.........................................................................................................................
             3,800   Weingarten Realty Investors (R)                                                             159,220
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,070,386
------------------------------------------------------------------------------------------------------------------------
Technology (9.6%)
.........................................................................................................................
             2,850   Accenture, Ltd. Class A (Bermuda) (NON)                                                      51,557
.........................................................................................................................
             1,300   Acxiom Corp. (NON)                                                                           19,617
.........................................................................................................................
             1,250   Adobe Systems, Inc.                                                                          40,088
.........................................................................................................................
             4,300   ADTRAN, Inc. (NON)                                                                          220,547
.........................................................................................................................
             2,350   Advanced Fibre Communications (NON)                                                          38,235
.........................................................................................................................
            73,900   Aether Systems, Inc. (NON)                                                                  362,110
.........................................................................................................................
             3,100   Affiliated Computer Services, Inc. Class A (NON)                                            141,763
.........................................................................................................................
             1,400   Altera Corp. (NON)                                                                           22,960
.........................................................................................................................
             6,650   American Power Conversion Corp.                                                             103,674
.........................................................................................................................
            35,600   Amkor Technology, Inc. (NON)                                                                467,784
.........................................................................................................................
             6,450   Analog Devices, Inc. (NON)                                                                  224,589
.........................................................................................................................
             1,100   Andrew Corp. (NON)                                                                           10,120
.........................................................................................................................
             8,440   Anixter International, Inc. (NON)                                                           197,749
.........................................................................................................................
             4,950   Ansys, Inc. (NON)                                                                           153,945
.........................................................................................................................
             1,050   Apple Computer, Inc. (NON)                                                                   20,076
.........................................................................................................................
            11,200   Applied Materials, Inc. (NON)                                                               177,632
.........................................................................................................................
           150,900   Arris Group, Inc. (NON)                                                                     748,464
.........................................................................................................................
            10,750   Arrow Electronics, Inc. (NON)                                                               163,830
.........................................................................................................................
            96,300   Aspect Communications Corp. (NON)                                                           372,681
.........................................................................................................................
             6,550   Automatic Data Processing, Inc.                                                             221,783
.........................................................................................................................
            40,000   Avaya, Inc. (NON)                                                                           258,400
.........................................................................................................................
            21,558   Avid Technology, Inc. (NON)                                                                 756,039
.........................................................................................................................
             2,250   Avnet, Inc. (NON)                                                                            28,530
.........................................................................................................................
             7,000   Avocent Corp. (NON)                                                                         209,510
.........................................................................................................................
             4,700   BEA Systems, Inc. (NON)                                                                      51,042
.........................................................................................................................
            21,011   BearingPoint, Inc. (NON)                                                                    202,756
.........................................................................................................................
            34,460   Benchmark Electronics, Inc. (NON)                                                         1,059,990
.........................................................................................................................
            16,057   BMC Software, Inc. (NON)                                                                    262,211
.........................................................................................................................
               700   Broadcom Corp. Class A (NON)                                                                 17,437
.........................................................................................................................
            25,000   Celestica, Inc. (Canada) (NON)                                                              394,000
.........................................................................................................................
            22,200   Celestica, Inc. (Canada) (NON)                                                              345,134
.........................................................................................................................
             9,300   Checkfree Corp. (NON)                                                                       258,912
.........................................................................................................................
            52,400   ChipPAC, Inc. (NON)                                                                         401,908
.........................................................................................................................
            97,850   Cisco Systems, Inc. (NON)                                                                 1,633,117
.........................................................................................................................
            42,300   CNET Networks, Inc. (NON)                                                                   263,529
.........................................................................................................................
             4,880   Cognizant Technology Solutions Corp. (NON)                                                  118,877
.........................................................................................................................
            49,400   Compucom Systems, Inc. (NON)                                                                223,288
.........................................................................................................................
            59,078   Computer Associates International, Inc.                                                   1,316,258
.........................................................................................................................
             3,550   Computer Sciences Corp. (NON)                                                               135,326
.........................................................................................................................
             3,300   Concord Communications, Inc. (NON)                                                           45,309
.........................................................................................................................
             6,992   Convergys Corp. (NON)                                                                       111,872
.........................................................................................................................
            11,400   Cree Research, Inc. (NON)                                                                   185,592
.........................................................................................................................
            16,900   Cypress Semiconductor Corp. (NON)                                                           202,800
.........................................................................................................................
             3,241   Dassault Systemes SA (France)                                                               106,430
.........................................................................................................................
            39,450   Dell Computer Corp. (NON)                                                                 1,260,822
.........................................................................................................................
            44,658   Digitas, Inc. (NON)                                                                         221,504
.........................................................................................................................
             4,400   Electronic Arts, Inc. (NON)                                                                 325,556
.........................................................................................................................
             4,801   Electronic Data Systems Corp.                                                               102,981
.........................................................................................................................
            12,182   EMC Corp. (NON)                                                                             127,546
.........................................................................................................................
            10,700   ESS Technology (NON)                                                                        104,325
.........................................................................................................................
            10,700   Fair, Isaac and Co., Inc.                                                                   550,515
.........................................................................................................................
             7,300   Fairchild Semiconductor Corp. Class A (NON)                                                  93,367
.........................................................................................................................
             6,170   FileNET Corp. (NON)                                                                         111,307
.........................................................................................................................
             1,200   Fiserv, Inc. (NON)                                                                           42,732
.........................................................................................................................
            27,246   Flextronics International, Ltd. (Singapore) (NON)                                           283,086
.........................................................................................................................
            26,500   Foundry Networks, Inc. (NON)                                                                381,600
.........................................................................................................................
             2,200   FUNAI Electric Co., Ltd. (Japan)                                                            245,564
.........................................................................................................................
            13,910   Gartner, Inc. Class A (NON)                                                                 105,438
.........................................................................................................................
             1,800   Harris Corp.                                                                                 54,090
.........................................................................................................................
            74,625   Hewlett-Packard Co.                                                                       1,589,513
.........................................................................................................................
             7,580   Hutchinson Technology, Inc. (NON)                                                           249,306
.........................................................................................................................
            11,800   Hyperion Solutions Corp. (NON)                                                              398,368
.........................................................................................................................
            14,036   IBM Corp.                                                                                 1,157,970
.........................................................................................................................
            22,800   Ikon Office Solutions, Inc.                                                                 202,920
.........................................................................................................................
             5,700   Imagistics International, Inc. (NON)                                                        147,060
.........................................................................................................................
             7,290   Imation Corp.                                                                               275,708
.........................................................................................................................
            23,500   Inet Technologies, Inc. (NON)                                                               234,295
.........................................................................................................................
             2,026   Infosys Technologies, Ltd. (India)                                                          142,372
.........................................................................................................................
             3,000   Ingram Micro, Inc. Class A (NON)                                                             33,000
.........................................................................................................................
               900   Integrated Circuit Systems, Inc. (NON)                                                       28,287
.........................................................................................................................
             6,300   Integrated Device Technology, Inc. (NON)                                                     69,615
.........................................................................................................................
           113,773   Intel Corp.                                                                               2,364,658
.........................................................................................................................
             4,900   Inter-Tel, Inc.                                                                             103,978
.........................................................................................................................
             5,600   InterDigital Communications Corp. (NON)                                                     130,872
.........................................................................................................................
             8,200   Intersil Corp. Class A (NON)                                                                218,202
.........................................................................................................................
            27,030   Iomega Corp. (NON)                                                                          286,518
.........................................................................................................................
            15,080   Itron, Inc. (NON)                                                                           325,125
.........................................................................................................................
             7,950   Jabil Circuit, Inc. (NON)                                                                   175,695
.........................................................................................................................
             4,900   KLA-Tencor Corp. (NON)                                                                      227,801
.........................................................................................................................
            27,000   Konica Corp. (Japan)                                                                        307,447
.........................................................................................................................
            23,442   Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                                445,731
.........................................................................................................................
             4,050   LAM Research Corp. (NON)                                                                     73,751
.........................................................................................................................
             6,300   Lexmark International, Inc. (NON)                                                           445,851
.........................................................................................................................
             2,400   Linear Technology Corp.                                                                      77,304
.........................................................................................................................
             9,900   Macromedia, Inc. (NON)                                                                      208,296
.........................................................................................................................
            20,200   Magma Design Automation, Inc. (NON)                                                         346,430
.........................................................................................................................
             3,656   Maxim Integrated Products, Inc.                                                             124,999
.........................................................................................................................
            12,300   Maxtor Corp. (NON)                                                                           92,373
.........................................................................................................................
             1,700   Mercury Interactive Corp. (NON)                                                              65,637
.........................................................................................................................
             1,400   Microchip Technology, Inc.                                                                   34,482
.........................................................................................................................
           150,591   Microsoft Corp.                                                                           3,856,636
.........................................................................................................................
            28,350   Motorola, Inc.                                                                              267,341
.........................................................................................................................
            21,470   MTS Systems Corp.                                                                           316,468
.........................................................................................................................
             2,800   National Semiconductor Corp. (NON)                                                           55,216
.........................................................................................................................
               300   NCR Corp. (NON)                                                                               7,686
.........................................................................................................................
            46,370   Nokia OYJ (Finland)                                                                         763,491
.........................................................................................................................
            50,900   Novell, Inc. (NON)                                                                          156,772
.........................................................................................................................
             1,400   NVIDIA Corp. (NON)                                                                           32,214
.........................................................................................................................
            12,645   Oak Technology, Inc. (NON)                                                                   78,525
.........................................................................................................................
            17,000   Olympus Optical Co., Ltd. (Japan)                                                           351,895
.........................................................................................................................
            62,800   Oracle Corp. (NON)                                                                          754,856
.........................................................................................................................
             4,420   Overland Storage, Inc. (NON)                                                                 89,903
.........................................................................................................................
            16,600   PeopleSoft, Inc. (NON)                                                                      291,994
.........................................................................................................................
             1,400   PerkinElmer, Inc.                                                                            19,334
.........................................................................................................................
            26,212   Photronics, Inc. (NON)                                                                      457,399
.........................................................................................................................
            10,910   Planar Systems, Inc. (NON)                                                                  213,400
.........................................................................................................................
            34,400   PLX Technology, Inc. (NON)                                                                  135,536
.........................................................................................................................
            27,450   PMC - Sierra, Inc. (NON)                                                                    321,989
.........................................................................................................................
             1,750   QLogic Corp. (NON)                                                                           84,578
.........................................................................................................................
            16,500   QUALCOMM, Inc.                                                                              589,875
.........................................................................................................................
             9,880   Rambus, Inc. (NON)                                                                          163,712
.........................................................................................................................
             2,100   Rohm Co., Ltd. (Japan)                                                                      228,980
.........................................................................................................................
            22,800   RSA Security, Inc. (NON)                                                                    245,100
.........................................................................................................................
            39,713   Sage Group (The) PLC (United Kingdom)                                                       106,153
.........................................................................................................................
             1,331   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                               396,065
.........................................................................................................................
            19,100   Sanchez Computer Associates (NON)                                                            99,320
.........................................................................................................................
             9,200   SanDisk Corp. (NON)                                                                         371,220
.........................................................................................................................
            14,100   Sanmina Corp. (NON)                                                                          88,971
.........................................................................................................................
             2,242   SAP AG (Germany)                                                                            262,575
.........................................................................................................................
             3,300   Scientific-Atlanta, Inc.                                                                     78,672
.........................................................................................................................
            11,740   Semitool, Inc. (NON)                                                                         57,878
.........................................................................................................................
            36,000   Sharp Corp. (Japan)                                                                         462,107
.........................................................................................................................
             6,540   Silicon Laboratories, Inc. (NON)                                                            174,226
.........................................................................................................................
            16,200   Solectron Corp. (NON)                                                                        60,588
.........................................................................................................................
             2,760   SS&C Technologies, Inc. (NON)                                                                44,022
.........................................................................................................................
            19,800   Storage Technology Corp. (NON)                                                              509,652
.........................................................................................................................
             1,550   SunGard Data Systems, Inc. (NON)                                                             40,161
.........................................................................................................................
             6,350   Symantec Corp. (NON)                                                                        278,511
.........................................................................................................................
            65,000   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (Taiwan) (NON)                                                                    107,205
.........................................................................................................................
            12,500   Take-Two Interactive Software, Inc. (NON)                                                   354,250
.........................................................................................................................
             2,200   TDK Corp. (Japan)                                                                           108,671
.........................................................................................................................
           247,230   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                      265,656
.........................................................................................................................
             1,800   Tellabs, Inc. (NON)                                                                          11,826
.........................................................................................................................
            23,800   Texas Instruments, Inc.                                                                     418,880
.........................................................................................................................
            31,100   Transaction Systems Architects, Inc. (NON)                                                  278,656
.........................................................................................................................
             4,890   Trimble Navigation, Ltd. (NON)                                                              112,128
.........................................................................................................................
             6,720   United Online, Inc. (NON)                                                                   170,285
.........................................................................................................................
            26,060   Unova, Inc. (NON)                                                                           289,266
.........................................................................................................................
             1,500   UTStarcom, Inc. (NON)                                                                        53,355
.........................................................................................................................
             1,800   Varian Semiconductor Equipment (NON)                                                         53,568
.........................................................................................................................
             3,000   VeriSign, Inc. (NON)                                                                         41,490
.........................................................................................................................
             8,700   Verity, Inc. (NON)                                                                          110,142
.........................................................................................................................
               300   Vishay Intertechnology, Inc. (NON)                                                            3,960
.........................................................................................................................
             1,920   W.W. Grainger, Inc.                                                                          89,779
.........................................................................................................................
            88,928   Wanadoo (France) (NON)                                                                      595,285
.........................................................................................................................
            54,512   Western Digital Corp. (NON)                                                                 561,474
.........................................................................................................................
            47,750   Xerox Corp. (NON)                                                                           505,673
.........................................................................................................................
             1,300   Zebra Technology Corp. (NON)                                                                 97,747
.........................................................................................................................
             3,900   Zoran Corp. (NON)                                                                            74,919
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,758,704
------------------------------------------------------------------------------------------------------------------------
Transportation (1.0%)
.........................................................................................................................
             9,198   Air France (France)                                                                         118,918
.........................................................................................................................
             3,050   Burlington Northern Santa Fe Corp.                                                           86,742
.........................................................................................................................
             3,700   C.H. Robinson Worldwide, Inc.                                                               131,572
.........................................................................................................................
             3,974   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                                 191,785
.........................................................................................................................
             3,370   Canadian National Railway Co. (Canada)                                                      161,442
.........................................................................................................................
               550   CSX Corp.                                                                                    16,550
.........................................................................................................................
            24,400   Deutsche Lufthansa AG (Germany)                                                             284,924
.........................................................................................................................
                41   East Japan Railway Co. (Japan)                                                              182,374
.........................................................................................................................
            10,500   EGL, Inc. (NON)                                                                             159,600
.........................................................................................................................
            51,220   Exel PLC (United Kingdom)                                                                   525,671
.........................................................................................................................
            38,300   ExpressJet Holdings, Inc. (NON)                                                             578,330
.........................................................................................................................
            15,600   General Maritime Corp. (NON)                                                                158,340
.........................................................................................................................
            62,000   Nippon Express Co., Ltd. (Japan)                                                            240,666
.........................................................................................................................
           187,721   Qantas Airways, Ltd. (Australia)                                                            411,646
.........................................................................................................................
            14,342   Southwest Airlines Co.                                                                      246,682
.........................................................................................................................
            11,209   TPG NV (Netherlands)                                                                        194,597
.........................................................................................................................
            15,476   Union Pacific Corp.                                                                         897,918
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,587,757
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (1.9%)
.........................................................................................................................
             3,500   AGL Resources, Inc.                                                                          89,040
.........................................................................................................................
            49,200   Allegheny Energy, Inc. (NON)                                                                415,740
.........................................................................................................................
             3,880   Black Hills Corp.                                                                           119,116
.........................................................................................................................
            59,017   CenterPoint Energy, Inc.                                                                    480,989
.........................................................................................................................
             9,300   Cleco Corp.                                                                                 161,076
.........................................................................................................................
             3,702   Constellation Energy Group, Inc.                                                            126,979
.........................................................................................................................
             5,889   Dominion Resources, Inc.                                                                    378,486
.........................................................................................................................
            15,523   DPL, Inc.                                                                                   247,437
.........................................................................................................................
            37,500   Dynegy, Inc. Class A (NON)                                                                  157,500
.........................................................................................................................
            13,500   E.On AG (Germany) (NON)                                                                     692,106
.........................................................................................................................
            23,810   Edison International (NON)                                                                  391,198
.........................................................................................................................
             6,300   El Paso Corp.                                                                                50,904
.........................................................................................................................
            14,650   Energen Corp.                                                                               487,845
.........................................................................................................................
             8,101   Entergy Corp.                                                                               427,571
.........................................................................................................................
             4,700   Exelon Corp.                                                                                281,107
.........................................................................................................................
             4,659   FirstEnergy Corp.                                                                           179,139
.........................................................................................................................
               300   FPL Group, Inc.                                                                              20,055
.........................................................................................................................
            10,000   Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                                  39,241
.........................................................................................................................
            20,470   Iberdrola SA (Spain) (NON)                                                                  354,435
.........................................................................................................................
             1,133   Jasper Energy 144A (NON)                                                                         71
.........................................................................................................................
               400   Kinder Morgan, Inc.                                                                          21,860
.........................................................................................................................
            10,550   Korea Electric Power Corp. (South Korea)                                                    167,137
.........................................................................................................................
             3,600   National Fuel Gas Co.                                                                        93,780
.........................................................................................................................
               600   NiSource, Inc.                                                                               11,400
.........................................................................................................................
            10,009   Northeast Utilities                                                                         167,551
.........................................................................................................................
             8,400   NUI Corp.                                                                                   130,368
.........................................................................................................................
             8,500   ONEOK, Inc.                                                                                 166,855
.........................................................................................................................
           106,000   Osaka Gas Co., Ltd. (Japan)                                                                 262,241
.........................................................................................................................
            24,738   PG&E Corp. (NON)                                                                            523,209
.........................................................................................................................
             4,000   PNM Resources, Inc.                                                                         107,000
.........................................................................................................................
             8,037   Progress Energy, Inc.                                                                       352,824
.........................................................................................................................
            31,800   Reliant Resources, Inc. (NON)                                                               194,934
.........................................................................................................................
            21,682   Scottish and Southern Energy PLC
                     (United Kingdom)                                                                            223,238
.........................................................................................................................
             1,250   Sempra Energy                                                                                35,663
.........................................................................................................................
           124,000   Tokyo Gas Co., Ltd. (Japan)                                                                 356,352
.........................................................................................................................
             8,350   UGI Corp.                                                                                   264,695
.........................................................................................................................
             8,880   UniSource Energy Corp.                                                                      166,944
.........................................................................................................................
             9,017   Veolia Environnement (France) (NON)                                                         185,324
.........................................................................................................................
             5,400   Westar Energy, Inc.                                                                          87,642
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,619,052
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $259,883,999)                                                                    $279,261,386
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (15.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (1.2%)
.........................................................................................................................
            $6,000   Abitibi-Consolidated Finance LP
                     company guaranty 7 7/8s, 2009                                                                $6,618
.........................................................................................................................
            70,000   Abitibi-Consolidated, Inc. bonds
                     8.55s, 2010 (Canada)                                                                         78,411
.........................................................................................................................
           135,000   Abitibi-Consolidated, Inc. company
                     guaranty 6.95s, 2006 (Canada)                                                               142,726
.........................................................................................................................
            25,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                                27,625
.........................................................................................................................
            90,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                 76,500
.........................................................................................................................
           175,000   Alcoa, Inc. notes 6 1/2s, 2011                                                              203,726
.........................................................................................................................
            90,000   Appleton Papers, Inc. company
                     guaranty Ser. B, 12 1/2s, 2008                                                              100,575
.........................................................................................................................
            10,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                    9,050
.........................................................................................................................
            25,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                      26,194
.........................................................................................................................
           165,000   Chevron Phillips Chemical Co., LLC
                     notes 5 3/8s, 2007                                                                          176,781
.........................................................................................................................
           110,000   Domtar, Inc. notes 7 7/8s, 2011 (Canada)                                                    134,316
.........................................................................................................................
            75,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                  90,211
.........................................................................................................................
           175,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                                190,296
.........................................................................................................................
            35,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                      34,449
.........................................................................................................................
           257,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                        264,068
.........................................................................................................................
            40,000   Equistar Chemicals LP/Equistar Funding
                     Corp. 144A sr. notes 10 5/8s, 2011                                                           41,000
.........................................................................................................................
            55,000   Falconbridge, Ltd. bonds 5 3/8s,
                     2015 (Canada)                                                                                52,642
.........................................................................................................................
            30,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                     30,150
.........................................................................................................................
           105,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                     95,025
.........................................................................................................................
           200,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    205,500
.........................................................................................................................
           115,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                               133,400
.........................................................................................................................
           180,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                      174,600
.........................................................................................................................
            65,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                        67,600
.........................................................................................................................
           245,000   International Paper Co. notes 6 3/4s, 2011                                                  283,373
.........................................................................................................................
           133,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                       146,965
.........................................................................................................................
           100,000   Louisiana-Pacific Corp. sr. notes
                     8 7/8s, 2010                                                                                114,500
.........................................................................................................................
            95,000   Louisiana-Pacific Corp. sr. sub.
                     notes 10 7/8s, 2008                                                                         108,300
.........................................................................................................................
           350,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                343,000
.........................................................................................................................
           115,000   MDP Acquisitions PLC sr. notes
                     9 5/8s, 2012 (Ireland)                                                                      127,075
.........................................................................................................................
           300,000   Millenium America, Inc. company
                     guaranty 7s, 2006                                                                           303,000
.........................................................................................................................
            90,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                         107,310
.........................................................................................................................
            55,000   Norske Skog Canada, Ltd. company
                     guaranty 8 5/8s, 2011 (Canada)                                                               57,475
.........................................................................................................................
            60,000   Noveon International company guaranty
                     Ser. B, 11s, 2011                                                                            67,200
.........................................................................................................................
           105,000   Packaging Corp. of America company
                     guaranty 9 5/8s, 2009                                                                       115,631
.........................................................................................................................
            80,000   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                           69,400
.........................................................................................................................
            60,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                    66,600
.........................................................................................................................
            95,000   Potlatch Corp. deb. notes FRN
                     12 1/2s, 2009                                                                               112,100
.........................................................................................................................
            20,000   Praxair, Inc. notes 6 3/8s, 2012                                                             23,294
.........................................................................................................................
           140,000   Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                      143,500
.........................................................................................................................
            45,000   Smurfit Capital Funding PLC notes
                     6 3/4s, 2005 (Ireland)                                                                       46,350
.........................................................................................................................
            30,000   Solutia, Inc. company guaranty
                     11 1/4s, 2009                                                                                26,100
.........................................................................................................................
            65,000   Steel Dynamics, Inc. company guaranty
                     9 1/2s, 2009                                                                                 68,250
.........................................................................................................................
           240,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                261,600
.........................................................................................................................
           125,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                              123,438
.........................................................................................................................
            30,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                   8,400
.........................................................................................................................
            55,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                                53,900
.........................................................................................................................
           110,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                         124,872
.........................................................................................................................
            15,000   WMC Finance USA 144A bonds 6 1/4s,
                     2033 (Australia)                                                                             15,695
.........................................................................................................................
            25,000   WMC Finance USA 144A notes 5 1/8s,
                     2013 (Australia)                                                                             25,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,304,601
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.8%)
.........................................................................................................................
            45,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                 42,075
.........................................................................................................................
            60,000   AGCO Corp. company guaranty
                     9 1/2s, 2008                                                                                 64,800
.........................................................................................................................
           165,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                       177,788
.........................................................................................................................
           185,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 7 5/8s, 2006                                                       191,706
.........................................................................................................................
           105,000   Allied Waste North America, Inc. sr.
                     notes 7 7/8s, 2013                                                                          109,988
.........................................................................................................................
           100,000   Argo-Tech Corp. company guaranty
                     8 5/8s, 2007                                                                                 93,000
.........................................................................................................................
            70,000   Ball Corp. company guaranty 8 1/4s, 2008                                                     73,500
.........................................................................................................................
           125,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                             98,750
.........................................................................................................................
           125,000   Blount, Inc. company guaranty 13s, 2009                                                     106,250
.........................................................................................................................
            10,000   Boeing Capital Corp. sr. notes
                     7 3/8s, 2010                                                                                 11,849
.........................................................................................................................
            55,000   Boeing Co. (The) bonds 6 1/8s, 2033                                                          57,786
.........................................................................................................................
             5,000   Briggs & Stratton company guaranty
                     8 7/8s, 2011                                                                                  5,775
.........................................................................................................................
           130,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            118,300
.........................................................................................................................
            20,000   Bunge Ltd. Finance Corp. 144A notes
                     5 7/8s, 2013                                                                                 20,633
.........................................................................................................................
           180,000   Case Corp. notes 7 1/4s, 2016                                                               157,725
.........................................................................................................................
           140,000   Crown Holdings SA 144A sec. notes
                     9 1/2s, 2011 (France)                                                                       151,200
.........................................................................................................................
            35,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                                 37,100
.........................................................................................................................
            65,000   Emerson Electric Co. notes 4 5/8s, 2012                                                      68,171
.........................................................................................................................
            80,000   FIMEP SA 144A sr. notes 10 1/2s,
                     2013 (France)                                                                                89,200
.........................................................................................................................
            59,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                                69,030
.........................................................................................................................
            40,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                     39,800
.........................................................................................................................
            70,000   John Deere Capital Corp. sr. notes
                     Ser. D, 3 1/8s, 2005                                                                         71,963
.........................................................................................................................
           126,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       138,600
.........................................................................................................................
            85,000   L-3 Communications Corp. 144A sr.
                     sub. notes 6 1/8s, 2013                                                                      86,275
.........................................................................................................................
            10,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                       10,300
.........................................................................................................................
            90,000   Litton Industries, Inc. sr. notes 8s, 2009                                                  110,848
.........................................................................................................................
           150,000   Lockheed Martin Corp. bonds 8 1/2s, 2029                                                    203,879
.........................................................................................................................
            65,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                       72,638
.........................................................................................................................
           356,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                                386,260
.........................................................................................................................
            15,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                 16,275
.........................................................................................................................
            30,000   Parker-Hannifin Corp. notes 4 7/8s, 2013                                                     31,100
.........................................................................................................................
             5,000   Raytheon Co. bonds 5 3/8s, 2013                                                               5,289
.........................................................................................................................
           105,000   Raytheon Co. notes 8.2s, 2006                                                               121,145
.........................................................................................................................
           105,000   Raytheon Co. notes 6 3/4s, 2007                                                             118,854
.........................................................................................................................
            80,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                     80,816
.........................................................................................................................
           150,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                  156,750
.........................................................................................................................
            60,000   Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                        59,250
.........................................................................................................................
            47,000   Terex Corp. company guaranty Ser. D,
                     8 7/8s, 2008                                                                                 49,056
.........................................................................................................................
            40,000   Timken Co. notes 5 3/4s, 2010                                                                42,112
.........................................................................................................................
            55,000   Trimas Corp. 144A company guaranty
                     9 7/8s, 2012                                                                                 56,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,602,211
------------------------------------------------------------------------------------------------------------------------
Communication Services (1.2%)
.........................................................................................................................
            45,000   Alamosa Delaware, Inc. company
                     guaranty 13 5/8s, 2011                                                                       38,250
.........................................................................................................................
           115,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                115,575
.........................................................................................................................
           165,000   American Tower Escrow Corp. disc.
                     notes zero %, 2008                                                                          106,425
.........................................................................................................................
            95,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       108,674
.........................................................................................................................
            75,000   AT&T Corp. sr. notes 8s, 2031                                                                85,042
.........................................................................................................................
           105,000   AT&T Corp. sr. notes 7.8s, 2011                                                             120,027
.........................................................................................................................
            40,000   AT&T Wireless Services, Inc. sr.
                     notes 8 3/4s, 2031                                                                           49,443
.........................................................................................................................
           100,000   AT&T Wireless Services, Inc. sr.
                     notes 7 7/8s, 2011                                                                          118,102
.........................................................................................................................
           240,000   Bell Atlantic Financial Services
                     notes Ser. A, 7.6s, 2007                                                                    280,433
.........................................................................................................................
            60,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                 74,421
.........................................................................................................................
           195,000   British Telecommunications PLC bonds
                     8 7/8s, 2030 (United Kingdom)                                                               266,090
.........................................................................................................................
            30,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                                38,138
.........................................................................................................................
           260,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                284,991
.........................................................................................................................
            35,000   Citizens Communications Co. notes
                     9 1/4s, 2011                                                                                 45,288
.........................................................................................................................
            45,000   Citizens Communications Co. sr. notes
                     6 3/8s, 2004                                                                                 47,026
.........................................................................................................................
           100,000   Crown Castle International Corp. sr.
                     notes 9 3/8s, 2011                                                                          104,000
.........................................................................................................................
           110,000   Deutsche Telekom International
                     Finance BV bonds 8s, 2010 (Netherlands)                                                     135,122
.........................................................................................................................
           105,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Netherlands)                                                                          135,237
.........................................................................................................................
           165,000   Deutsche Telekom International
                     Finance BV company guaranty 8 1/4s,
                     2005 (Netherlands)                                                                          183,851
.........................................................................................................................
            85,000   Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                                91,906
.........................................................................................................................
            60,000   France Telecom notes 10s, 2031 (France)                                                      83,024
.........................................................................................................................
            85,000   France Telecom notes 7 3/4s,
                     2011 (France)                                                                               106,978
.........................................................................................................................
            20,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                 24,759
.........................................................................................................................
            32,000   Millicom International Cellular SA
                     144A sr. notes 11s, 2006 (Luxembourg)                                                        31,680
.........................................................................................................................
           225,000   New England Telephone & Telegraph Co.
                     debs. 7 7/8s, 2029                                                                          290,672
.........................................................................................................................
            90,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                    96,750
.........................................................................................................................
           220,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                243,650
.........................................................................................................................
           175,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                                187,906
.........................................................................................................................
            55,000   PanAmSat Corp. company guaranty
                     8 1/2s, 2012                                                                                 59,538
.........................................................................................................................
           325,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                         363,188
.........................................................................................................................
           245,000   Qwest Services Corp. 144A notes
                     13 1/2s, 2010                                                                               276,850
.........................................................................................................................
           110,000   Rogers Cantel, Ltd. sr. sub. notes
                     8.8s, 2007 (Canada)                                                                         112,338
.........................................................................................................................
            60,000   Sprint Capital Corp. company guaranty
                     8 3/4s, 2032                                                                                 71,821
.........................................................................................................................
            25,000   Sprint Capital Corp. company guaranty
                     7.9s, 2005                                                                                   27,116
.........................................................................................................................
            85,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                 97,023
.........................................................................................................................
           150,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                150,485
.........................................................................................................................
            35,000   Telecorp PCS, Inc. company guaranty
                     stepped-coupon zero % (11 5/8s,
                     4/15/04), 2009 (STP)                                                                         36,225
.........................................................................................................................
            90,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  111,052
.........................................................................................................................
           320,000   Telus Corp. notes 8s, 2011 (Canada)                                                         369,600
.........................................................................................................................
            40,000   Telus Corp. notes 7 1/2s, 2007 (Canada)                                                      44,600
.........................................................................................................................
            60,000   Time Warner Telecom, Inc. sr. notes
                     9 3/4s, 2008                                                                                 57,900
.........................................................................................................................
           100,000   Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                103,000
.........................................................................................................................
            60,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                                 72,056
.........................................................................................................................
            25,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                    27,467
.........................................................................................................................
            30,000   Vodafone Group PLC bonds 6 1/4s, 2032
                     (United Kingdom)                                                                             32,267
.........................................................................................................................
            90,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            110,739
.........................................................................................................................
            65,000   Vodafone Group PLC notes 7 5/8s, 2005
                     (United Kingdom)                                                                             71,173
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,687,898
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
.........................................................................................................................
           135,000   Textron Financial Corp. notes 6s, 2009                                                      147,880
.........................................................................................................................
           125,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          132,500
.........................................................................................................................
            77,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                           80,273
.........................................................................................................................
           385,000   Tyco International Group SA notes
                     6 3/8s, 2011 (Luxembourg)                                                                   406,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 766,828
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (2.2%)
.........................................................................................................................
            19,000   Affinity Group Holdings sr. notes 11s, 2007                                                  19,475
.........................................................................................................................
           126,000   American Axle & Manufacturing, Inc.
                     company guaranty 9 3/4s, 2009                                                               135,450
.........................................................................................................................
           140,000   American Standard Cos., Inc. company
                     guaranty 7 5/8s, 2010                                                                       158,900
.........................................................................................................................
            35,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                       39,681
.........................................................................................................................
            75,000   Argosy Gaming Co. company guaranty
                     10 3/4s, 2009                                                                                81,938
.........................................................................................................................
            92,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                    102,120
.........................................................................................................................
            65,000   AutoZone, Inc. notes 5 7/8s, 2012                                                            70,788
.........................................................................................................................
            67,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                        74,035
.........................................................................................................................
            75,000   Boyd Gaming Corp. sr. sub. notes
                     7 3/4s, 2012                                                                                 79,594
.........................................................................................................................
            30,000   CanWest Media, Inc. sr. sub. notes
                     10 5/8s, 2011 (Canada)                                                                       34,350
.........................................................................................................................
           110,000   Cendant Corp. notes 6 1/4s, 2010                                                            122,330
.........................................................................................................................
            80,000   Coinmach Corp. sr. notes 9s, 2010                                                            86,800
.........................................................................................................................
           115,000   Collins & Aikman Products, Inc.
                     company guaranty 10 3/4s, 2011                                                              101,775
.........................................................................................................................
            75,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                     83,438
.........................................................................................................................
            15,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                     15,900
.........................................................................................................................
            80,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                     78,400
.........................................................................................................................
           110,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8 1/2s, 2031                                                               129,565
.........................................................................................................................
           160,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8s, 2010                                                                   188,398
.........................................................................................................................
            75,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                          76,156
.........................................................................................................................
           115,000   Dana Corp. notes 9s, 2011                                                                   124,488
.........................................................................................................................
            30,000   Deluxe Corp. notes 5s, 2012                                                                  31,190
.........................................................................................................................
            40,000   Dillards, Inc. notes 6.43s, 2004                                                             40,200
.........................................................................................................................
           145,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                            133,400
.........................................................................................................................
            60,000   Federated Department Stores sr. notes
                     8 1/2s, 2010                                                                                 75,005
.........................................................................................................................
            95,000   FelCor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                             98,800
.........................................................................................................................
            55,000   Ford Motor Co. notes 7.45s, 2031                                                             50,384
.........................................................................................................................
           110,000   Ford Motor Credit Corp. notes
                     7 7/8s, 2010                                                                                117,877
.........................................................................................................................
            95,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                 99,793
.........................................................................................................................
           162,000   Gap, Inc. (The) notes 6.9s, 2007                                                            174,555
.........................................................................................................................
            50,000   Garden State Newspapers, Inc. sr.
                     sub. notes Ser. B, 8 3/4s, 2009                                                              51,500
.........................................................................................................................
            70,000   General Motors Acceptance Corp. bonds
                     8s, 2031                                                                                     68,682
.........................................................................................................................
            25,000   General Motors Acceptance Corp. notes
                     6 1/8s, 2006                                                                                 26,320
.........................................................................................................................
           183,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                          133,590
.........................................................................................................................
            70,000   Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                        76,125
.........................................................................................................................
            90,000   Herbst Gaming, Inc. sec. notes
                     Ser. B, 10 3/4s, 2008                                                                       100,350
.........................................................................................................................
            55,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                       61,600
.........................................................................................................................
           255,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      279,225
.........................................................................................................................
           405,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        411,075
.........................................................................................................................
            62,000   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                       69,440
.........................................................................................................................
            60,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                         59,100
.........................................................................................................................
            85,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                        90,525
.........................................................................................................................
            95,000   Icon Health & Fitness company
                     guaranty 11 1/4s, 2012                                                                      101,175
.........................................................................................................................
           110,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          134,949
.........................................................................................................................
           175,000   ITT Corp. notes 6 3/4s, 2005                                                                182,657
.........................................................................................................................
            30,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                        29,700
.........................................................................................................................
           105,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       102,375
.........................................................................................................................
           145,000   JC Penney Co., Inc. notes 8s, 2010                                                          151,888
.........................................................................................................................
           130,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III 1st
                     mtge. Ser. B, 8 7/8s, 2012                                                                  137,313
.........................................................................................................................
            35,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                   41,300
.........................................................................................................................
           105,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 9 1/8s, 2009                                                               114,056
.........................................................................................................................
            25,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. sub. notes 7 3/4s, 2013                                                                  26,188
.........................................................................................................................
            55,000   KB Home sr. sub. notes 9 1/2s, 2011                                                          62,219
.........................................................................................................................
            15,000   KB Home sr. sub. notes 7 3/4s, 2010                                                          16,219
.........................................................................................................................
           255,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 291,975
.........................................................................................................................
            25,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                  26,625
.........................................................................................................................
EUR         40,000   Lear Corp. sr. notes 8 1/8s, 2008                                                            49,832
.........................................................................................................................
           $60,000   Lennar Corp. notes 5.95s, 2013                                                               65,617
.........................................................................................................................
            70,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                   58,275
.........................................................................................................................
            60,000   Limited, Inc. (The) notes 6 1/8s, 2012                                                       66,922
.........................................................................................................................
            55,000   Mail-Well I Corp. company guaranty
                     9 5/8s, 2012                                                                                 58,163
.........................................................................................................................
            60,000   Majestic Investor Holdings/Capital
                     Corp. company guaranty 11.653s, 2007                                                         60,000
.........................................................................................................................
            65,000   Masco Corp. notes 6 3/4s, 2006                                                               72,297
.........................................................................................................................
            55,000   Maytag Corp. notes Ser. MTN, 5s, 2015                                                        55,338
.........................................................................................................................
            95,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                                111,625
.........................................................................................................................
           195,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                221,813
.........................................................................................................................
           200,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                     215,500
.........................................................................................................................
            25,000   NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                               25,688
.........................................................................................................................
            65,000   Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                                  67,844
.........................................................................................................................
            50,000   NVR, Inc. sr. notes 5s, 2010                                                                 49,875
.........................................................................................................................
           210,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          117,600
.........................................................................................................................
            90,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                      99,675
.........................................................................................................................
           120,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 7/8s, 2008                                                                     132,300
.........................................................................................................................
           100,000   Park Place Entertainment Corp. sr.
                     sub. notes 7 7/8s, 2005                                                                     106,625
.........................................................................................................................
           110,000   Penn National Gaming, Inc. sr. sub.
                     notes 8 7/8s, 2010                                                                          116,600
.........................................................................................................................
           130,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                                136,825
.........................................................................................................................
            85,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                 85,850
.........................................................................................................................
            95,000   Pulte Homes, Inc. company guaranty
                     7 7/8s, 2011                                                                                115,353
.........................................................................................................................
           110,000   Quebecor Media, Inc. sr. notes
                     11 1/8s, 2011 (Canada)                                                                      126,500
.........................................................................................................................
           125,000   RH Donnelley Finance Corp. I 144A sr.
                     notes 8 7/8s, 2010                                                                          138,125
.........................................................................................................................
            30,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                                 32,850
.........................................................................................................................
            40,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                    45,400
.........................................................................................................................
           105,000   Ryland Group, Inc. sr. notes 5 3/8s, 2008                                                   108,413
.........................................................................................................................
           138,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                    145,935
.........................................................................................................................
           100,000   Saks, Inc. company guaranty 7 1/2s, 2010                                                    103,250
.........................................................................................................................
           135,000   Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               138,038
.........................................................................................................................
           108,000   Schuler Homes, Inc. company guaranty
                     9 3/8s, 2009                                                                                122,040
.........................................................................................................................
            90,000   Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                         89,100
.........................................................................................................................
            50,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.28s, 2004                                                                        50,051
.........................................................................................................................
            50,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.18s, 2004                                                                        50,076
.........................................................................................................................
            30,000   Sears Roebuck Acceptance Corp. bonds
                     7 1/2s, 2027                                                                                 31,993
.........................................................................................................................
            70,000   SPX Corp. sr. notes 6 1/4s, 2011                                                             71,400
.........................................................................................................................
            50,000   Standard Pacific Corp. sr. notes
                     8 1/2s, 2007                                                                                 51,375
.........................................................................................................................
           105,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                          114,975
.........................................................................................................................
            60,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                           63,150
.........................................................................................................................
            95,000   Station Casinos, Inc. sr. notes 8 3/8s, 2008                                                102,600
.........................................................................................................................
           180,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    191,475
.........................................................................................................................
            80,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                               62,800
.........................................................................................................................
            90,000   Trump Casino Holdings, LLC 144A mtge.
                     11 5/8s, 2010                                                                                85,950
.........................................................................................................................
            55,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                        58,850
.........................................................................................................................
           105,000   Venetian Casino Resort, LLC company
                     guaranty 11s, 2010                                                                          118,388
.........................................................................................................................
            20,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                                20,400
.........................................................................................................................
            70,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                         76,063
.........................................................................................................................
            65,000   Von Hoffman Press, Inc. company
                     guaranty 10 1/4s, 2009                                                                       69,550
.........................................................................................................................
           105,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      116,025
.........................................................................................................................
            50,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                       56,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,001,783
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (2.1%)
.........................................................................................................................
           240,000   Adelphia Communications Corp. sr.
                     notes 10 7/8s, 2010 (In default) (NON)                                                      148,800
.........................................................................................................................
           115,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2009                                                                          117,588
.........................................................................................................................
           215,000   AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    248,133
.........................................................................................................................
            45,000   AOL Time Warner, Inc. notes 6 3/4s, 2011                                                     51,234
.........................................................................................................................
           160,000   AOL Time Warner, Inc. notes 5 5/8s, 2005                                                    169,860
.........................................................................................................................
           190,000   Archer Daniels Midland Co. notes
                     5.935s, 2032                                                                                202,632
.........................................................................................................................
            60,000   Armkel, LLC/Armkel Finance sr. sub.
                     notes 9 1/2s, 2009                                                                           66,900
.........................................................................................................................
           412,000   AT&T Broadband Corp. company guaranty
                     8 3/8s, 2013                                                                                515,991
.........................................................................................................................
           100,000   Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                   35,500
.........................................................................................................................
           240,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                      271,200
.........................................................................................................................
           180,000   Campbell Soup Co. notes 6 3/4s, 2011                                                        212,579
.........................................................................................................................
            90,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           104,625
.........................................................................................................................
            85,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 11 1/8s, 2011                                                    65,875
.........................................................................................................................
           395,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 8 5/8s, 2009                                                    284,400
.........................................................................................................................
            65,000   Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 8 1/2s, 2008                                                                         67,275
.........................................................................................................................
            30,000   Comcast Corp. company guaranty
                     5.85s, 2010                                                                                  32,943
.........................................................................................................................
            85,000   ConAgra, Inc. notes 7 7/8s, 2010                                                            107,276
.........................................................................................................................
            90,000   ConAgra, Inc. notes 6s, 2006                                                                 99,716
.........................................................................................................................
            65,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                    71,338
.........................................................................................................................
            30,000   Coors Brewing Co. company guaranty
                     6 3/8s, 2012                                                                                 34,428
.........................................................................................................................
            70,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                 85,624
.........................................................................................................................
            35,000   Cox Enterprises, Inc. 144A notes 8s, 2007                                                    40,988
.........................................................................................................................
           255,000   CSC Holdings, Inc. debs. Ser. B,
                     8 1/8s, 2009                                                                                263,925
.........................................................................................................................
            70,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                    71,575
.........................................................................................................................
            49,290   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                    54,360
.........................................................................................................................
           105,000   Dean Foods Co. sr. notes 8.15s, 2007                                                        116,550
.........................................................................................................................
            95,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        103,550
.........................................................................................................................
           100,000   Delhaize America, Inc. company
                     guaranty 8 1/8s, 2011                                                                       109,500
.........................................................................................................................
           190,000   Diageo PLC company guaranty 8s, 2022
                     (United Kingdom)                                                                            248,842
.........................................................................................................................
           110,000   DirecTV Holdings, LLC 144A sr. notes
                     8 3/8s, 2013                                                                                122,650
.........................................................................................................................
            95,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                 89,775
.........................................................................................................................
            55,000   Dole Food Co. sr. notes 7 1/4s, 2009                                                         58,163
.........................................................................................................................
           185,000   Echostar DBS Corp. sr. notes
                     10 3/8s, 2007                                                                               204,888
.........................................................................................................................
           195,000   Echostar DBS Corp. sr. notes 9 1/8s, 2009                                                   217,913
.........................................................................................................................
            15,000   Elizabeth Arden, Inc. sec. notes
                     Ser. B, 11 3/4s, 2011                                                                        16,725
.........................................................................................................................
            10,000   Emmis Communications Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                          8,650
.........................................................................................................................
            55,000   Fred Meyer, Inc. Holding Co. company
                     guaranty 7.45s, 2008                                                                         64,085
.........................................................................................................................
            20,000   French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                               20,200
.........................................................................................................................
            60,000   General Mills, Inc. notes 5 1/8s, 2007                                                       65,360
.........................................................................................................................
            60,000   Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                           59,400
.........................................................................................................................
           100,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       117,402
.........................................................................................................................
            50,000   Insight Midwest LP/Insight Capital,
                     Inc. sr. notes 10 1/2s, 2010                                                                 54,875
.........................................................................................................................
            75,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                 77,052
.........................................................................................................................
            78,000   Jones Intercable, Inc. sr. notes 8 7/8s, 2007                                                82,403
.........................................................................................................................
            50,000   Kellogg Co. notes 6s, 2006                                                                   55,121
.........................................................................................................................
            30,000   Kellogg Co. notes Ser. B, 6.6s, 2011                                                         35,182
.........................................................................................................................
           225,000   Kraft Foods, Inc. notes 5 5/8s, 2011                                                        245,176
.........................................................................................................................
            55,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                         58,414
.........................................................................................................................
            60,000   Kroger Co. company guaranty 6.8s, 2011                                                       68,452
.........................................................................................................................
            50,000   Kroger Co. company guaranty
                     6 3/4s, 2012                                                                                 57,070
.........................................................................................................................
           145,000   Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                   114,550
.........................................................................................................................
            75,000   Liberty Media Corp. debs. 8 1/4s, 2030                                                       86,567
.........................................................................................................................
            35,000   Newell Rubbermaid, Inc. notes 4s, 2010                                                       35,664
.........................................................................................................................
           205,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                  241,056
.........................................................................................................................
            60,000   News America, Inc. 144A bonds
                     6.55s, 2033                                                                                  63,822
.........................................................................................................................
            25,000   News America, Inc. 144A notes
                     4 3/4s, 2010                                                                                 26,878
.........................................................................................................................
            95,000   Paxson Communications Corp. company
                     guaranty 10 3/4s, 2008                                                                      102,600
.........................................................................................................................
            80,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                    75,200
.........................................................................................................................
            40,000   PepsiAmericas, Inc. notes Ser. MTN,
                     3 7/8s, 2007                                                                                 41,278
.........................................................................................................................
           160,000   Philip Morris Cos., Inc. notes 7.65s, 2008                                                  178,814
.........................................................................................................................
            55,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                        55,000
.........................................................................................................................
            45,000   Premier International Foods PLC sr.
                     notes 12s, 2009 (United Kingdom)                                                             50,400
.........................................................................................................................
            40,000   Premier Parks, Inc. sr. notes 10s, 2007                                                      39,600
.........................................................................................................................
            60,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                           56,100
.........................................................................................................................
            30,000   R.J. Reynolds Tobacco Holdings, Inc.
                     company guaranty 6 1/2s, 2007                                                                30,053
.........................................................................................................................
            80,000   Regal Cinemas, Inc. company guaranty
                     Ser. B, 9 3/8s, 2012                                                                         88,000
.........................................................................................................................
            55,000   Revlon Consumer Products sr. notes
                     9s, 2006                                                                                     35,200
.........................................................................................................................
            20,000   Rite Aid Corp. 144A notes 6 1/8s, 2008                                                       17,900
.........................................................................................................................
           150,000   Rite Aid Corp. 144A sr. notes
                     9 1/4s, 2013                                                                                148,500
.........................................................................................................................
            70,000   Rogers Cable Inc. 144A notes 6 1/4s,
                     2013 (Canada)                                                                                69,825
.........................................................................................................................
           130,000   Royal Caribbean Cruises, Ltd. sr.
                     notes 8 3/4s, 2011 (Liberia)                                                                137,800
.........................................................................................................................
            55,000   Safeway, Inc. notes 7 1/2s, 2009                                                             64,689
.........................................................................................................................
            25,000   Sbarro, Inc. company guaranty 11s, 2009                                                      21,375
.........................................................................................................................
            85,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8s, 2012                                                                    90,738
.........................................................................................................................
           180,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                      171,900
.........................................................................................................................
            70,000   Southland Corp. debs. Ser. A, 4 1/2s, 2004                                                   70,000
.........................................................................................................................
            20,000   Southland Corp. sr. sub. debs. 5s, 2003                                                      20,000
.........................................................................................................................
            30,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                                 36,337
.........................................................................................................................
           100,000   TeleWest Communications PLC debs.
                     11s, 2007 (United Kingdom) (In default) (NON)                                                36,250
.........................................................................................................................
            70,000   Time Warner, Inc. debs. 9.15s, 2023                                                          88,482
.........................................................................................................................
            95,000   Tyson Foods, Inc. notes 8 1/4s, 2011                                                        112,482
.........................................................................................................................
            30,000   Tyson Foods, Inc. notes 7 1/4s, 2006                                                         33,503
.........................................................................................................................
            80,000   Tyson Foods, Inc. notes 6 5/8s, 2004                                                         82,924
.........................................................................................................................
           130,000   Unilever Capital Corp. company
                     guaranty 7 1/8s, 2010                                                                       157,504
.........................................................................................................................
            93,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                      101,603
.........................................................................................................................
            40,000   Viacom, Inc. company guaranty 7.7s, 2010                                                     49,516
.........................................................................................................................
           170,000   Vivendi Universal SA 144A sr. notes
                     9 1/4s, 2010 (France)                                                                       193,375
.........................................................................................................................
           100,000   Walt Disney Co. notes 5 3/8s, 2007                                                          108,996
.........................................................................................................................
           150,000   Williams Scotsman, Inc. company
                     guaranty 9 7/8s, 2007                                                                       147,000
.........................................................................................................................
           120,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                          129,900
.........................................................................................................................
            65,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                     77,025
.........................................................................................................................
           235,000   Yum! Brands, Inc. sr. notes 7.65s, 2008                                                     265,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,536,119
------------------------------------------------------------------------------------------------------------------------
Energy (0.8%)
.........................................................................................................................
           100,000   Amerada Hess Corp. notes 5.9s, 2006                                                         110,000
.........................................................................................................................
            45,000   AmeriGas Partners LP/AmeriGas Eagle
                     Finance Corp. sr. notes 8 7/8s, 2011                                                         49,050
.........................................................................................................................
           120,000   Arch Western Finance, LLC 144A sr.
                     notes 6 3/4s, 2013                                                                          122,400
.........................................................................................................................
            35,000   Belden & Blake Corp. company guaranty
                     Ser. B, 9 7/8s, 2007                                                                         33,075
.........................................................................................................................
            40,000   Bluewater Finance, Ltd. company
                     guaranty 10 1/4s, 2012 (Cayman Islands)                                                      39,600
.........................................................................................................................
           110,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                119,900
.........................................................................................................................
           135,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           151,200
.........................................................................................................................
            10,000   Chesapeake Energy Corp. company
                     guaranty 8 1/8s, 2011                                                                        10,775
.........................................................................................................................
            25,000   Comstock Resources, Inc. company
                     guaranty 11 1/4s, 2007                                                                       27,250
.........................................................................................................................
           205,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                                 239,456
.........................................................................................................................
            40,000   Devon Financing Corp. ULC company
                     guaranty 7 7/8s, 2031                                                                        50,792
.........................................................................................................................
            90,000   Devon Financing Corp. ULC company
                     guaranty 6 7/8s, 2011                                                                       105,573
.........................................................................................................................
            55,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                                 56,925
.........................................................................................................................
            50,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                                53,625
.........................................................................................................................
            15,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                        15,975
.........................................................................................................................
            55,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                                 57,475
.........................................................................................................................
            69,000   Hanover Equipment Trust secd. notes
                     Ser. A, 8 1/2s, 2008                                                                         72,450
.........................................................................................................................
           150,000   Kerr-McGee Corp. company guaranty
                     5 3/8s, 2005                                                                                158,434
.........................................................................................................................
           200,000   MidAmerican Energy Holdings Co. sr.
                     notes 4 5/8s, 2007                                                                          209,789
.........................................................................................................................
            30,000   Motiva Enterprises, LLC 144A sr.
                     notes 5.2s, 2012                                                                             30,972
.........................................................................................................................
            73,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                 81,213
.........................................................................................................................
            85,000   Nexen, Inc. notes 7 7/8s, 2032 (Canada)                                                     105,083
.........................................................................................................................
            65,000   Noble Affilitates, Inc. sr. notes 8s, 2027                                                   78,823
.........................................................................................................................
            85,000   Occidental Petroleum Corp. debs.
                     10 1/8s, 2009                                                                               113,608
.........................................................................................................................
            60,000   Parker Drilling Co. company guaranty
                     Ser. B, 10 1/8s, 2009                                                                        64,725
.........................................................................................................................
            35,000   Petro-Canada, Ltd. bonds 5.35s, 2033
                     (Canada)                                                                                     33,536
.........................................................................................................................
            30,000   Petro-Canada, Ltd. notes 4s, 2013
                     (Canada)                                                                                     29,231
.........................................................................................................................
           280,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       347,164
.........................................................................................................................
            20,000   Plans Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                        21,400
.........................................................................................................................
            95,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                        105,213
.........................................................................................................................
            18,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                           18,585
.........................................................................................................................
            70,000   Star Gas Partners LP/Star Gas Finance
                     Co. 144A sr. notes 10 1/4s, 2013                                                             72,800
.........................................................................................................................
            20,000   Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                                 20,750
.........................................................................................................................
            70,000   Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                                 75,600
.........................................................................................................................
            30,000   Tesoro Petroleum Corp. 144A sr. disc.
                     notes 8s, 2008                                                                               30,750
.........................................................................................................................
           130,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                150,597
.........................................................................................................................
            10,000   Union Oil Co. of California company
                     guaranty 7.35s, 2009                                                                         11,947
.........................................................................................................................
           190,000   Union Oil Co. of California company
                     guaranty 5.05s, 2012                                                                        194,923
.........................................................................................................................
           130,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                142,350
.........................................................................................................................
            70,000   Vintage Petroleum, Inc. sr. sub.
                     notes 9 3/4s, 2009                                                                           75,250
.........................................................................................................................
            62,000   Western Oil Sands, Inc. sec. notes
                     8 3/8s, 2012 (Canada)                                                                        68,820
.........................................................................................................................
           146,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       159,870
.........................................................................................................................
           134,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     153,430
.........................................................................................................................
            85,000   XTO Energy, Inc. 144A sr. notes
                     6 1/4s, 2013                                                                                 90,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,960,697
------------------------------------------------------------------------------------------------------------------------
Financial (4.1%)
.........................................................................................................................
            90,000   Aegon NV notes 4 3/4s, 2013
                     (Netherlands)                                                                                91,053
.........................................................................................................................
            45,000   Allfirst Financial Inc. sub. notes 7.2s, 2007                                                51,651
.........................................................................................................................
            40,000   Allstate Financial Global Funding
                     144A notes 2 1/2s, 2008                                                                      39,152
.........................................................................................................................
           445,000   American General Finance notes
                     Ser. F, 5 7/8s, 2006                                                                        491,023
.........................................................................................................................
           215,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                                231,101
.........................................................................................................................
            80,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                                 94,090
.........................................................................................................................
            60,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                   73,090
.........................................................................................................................
           375,000   Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  460,730
.........................................................................................................................
            25,000   Bank of New York Co., Inc. (The) sr.
                     sub. notes FRN 3.4s, 2013                                                                    25,243
.........................................................................................................................
           100,000   Bank One Corp. sub. debs. 8s, 2027                                                          131,347
.........................................................................................................................
            95,000   Bank One Corp. sub. notes 7.6s, 2007                                                        110,797
.........................................................................................................................
           400,000   Bank United Corp. sub. notes 8 7/8s, 2007                                                   477,564
.........................................................................................................................
           100,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                       115,601
.........................................................................................................................
            15,000   Bear Stearns Cos., Inc. (The) notes
                     3s, 2006                                                                                     15,388
.........................................................................................................................
            90,000   Bear Stearns Cos., Inc. (The) sr.
                     notes 7 1/4s, 2006                                                                          103,732
.........................................................................................................................
            45,000   Capital One Bank notes 6 1/2s, 2013                                                          44,577
.........................................................................................................................
            20,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 20,410
.........................................................................................................................
            55,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                   59,555
.........................................................................................................................
            30,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                 31,500
.........................................................................................................................
            60,000   CIT Group, Inc. sr. notes 5 1/2s, 2007                                                       65,049
.........................................................................................................................
            75,000   CIT Group, Inc. sr. notes Ser. MTN,
                     6 7/8s, 2009                                                                                 84,687
.........................................................................................................................
           185,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                 191,479
.........................................................................................................................
           375,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                          434,223
.........................................................................................................................
           285,000   Citigroup, Inc. notes 6 1/2s, 2011                                                          333,441
.........................................................................................................................
           190,000   Countrywide Home Loans, Inc. company
                     guaranty 6.85s, 2004                                                                        199,845
.........................................................................................................................
           220,000   Countrywide Home Loans, Inc. company
                     guaranty Ser. K, 5 5/8s, 2007                                                               242,303
.........................................................................................................................
            45,000   Crescent Real Estate Equities LP sr.
                     notes 9 1/4s, 2009 (R)                                                                       48,524
.........................................................................................................................
           165,000   EOP Operating LP sr. notes 7s, 2011                                                         192,788
.........................................................................................................................
            90,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              106,501
.........................................................................................................................
           300,000   Fairfax Financial Holdings, Ltd.
                     notes 6 7/8s, 2008 (Canada)                                                                 283,500
.........................................................................................................................
           530,000   Finova Group, Inc. notes 7 1/2s, 2009                                                       230,550
.........................................................................................................................
           115,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                                134,488
.........................................................................................................................
           150,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                  186,114
.........................................................................................................................
            20,000   FleetBoston Financial Corp. notes
                     7 1/4s, 2005                                                                                 22,320
.........................................................................................................................
           150,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                  194,235
.........................................................................................................................
            60,000   Fund American Cos. Inc. notes
                     5 7/8s, 2013                                                                                 62,713
.........................................................................................................................
           125,000   General Electric Capital Corp.
                     company guaranty 7 7/8s, 2006                                                               146,382
.........................................................................................................................
            30,000   General Electric Capital Corp. notes
                     Ser. A, 6 3/4s, 2032                                                                         35,087
.........................................................................................................................
           225,000   General Electric Capital Corp. notes
                     Ser. A, 6s, 2012                                                                            253,973
.........................................................................................................................
            85,000   General Electric Capital Corp. notes
                     Ser. A, 4 5/8s, 2009                                                                         91,031
.........................................................................................................................
            80,000   General Electric Capital Corp. notes
                     Ser. A, 3.667s, 2006                                                                         81,760
.........................................................................................................................
            50,000   General Electric Capital Corp. notes
                     Ser. MTN, 3 1/4s, 2009                                                                       49,763
.........................................................................................................................
           220,000   Goldman Sachs Group, Inc. (The) notes
                     6.65s, 2009                                                                                 258,959
.........................................................................................................................
           180,000   Goldman Sachs Group, Inc. (The) notes
                     6 1/8s, 2033                                                                                193,142
.........................................................................................................................
            30,000   Hartford Financial Services Group,
                     Inc. (The) notes 2 3/8s, 2006                                                                29,974
.........................................................................................................................
            75,000   Heller Financial, Inc. notes 8s, 2005                                                        84,092
.........................................................................................................................
            10,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                    12,144
.........................................................................................................................
            85,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                             90,144
.........................................................................................................................
           320,000   Household Finance Corp. notes 7s, 2012                                                      378,768
.........................................................................................................................
            40,000   HRPT Properties Trust notes
                     6 1/2s, 2013 (R)                                                                             43,743
.........................................................................................................................
            70,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2049 (Jersey)                                                            69,004
.........................................................................................................................
           105,000   HSBC Capital Funding LP 144A bank
                     guaranty FRN 9.547s, 2049 (Jersey)                                                          138,636
.........................................................................................................................
            85,000   HSBC Holdings PLC sub. notes Ser. (a),
                     5 1/4s, 2012 (United Kingdom)                                                                90,868
.........................................................................................................................
            70,000   ING Capital Funding Trust III company
                     guaranty FRB 8.439s, 2010                                                                    87,371
.........................................................................................................................
            75,000   International Lease Finance Corp.
                     notes 2.95s, 2006                                                                            75,893
.........................................................................................................................
           102,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                            112,200
.........................................................................................................................
            75,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                 78,750
.........................................................................................................................
            80,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                       88,893
.........................................................................................................................
            25,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                             30,844
.........................................................................................................................
         5,225,000   JP Morgan HYDI notes 9s, 2008                                                             5,447,063
.........................................................................................................................
         1,065,000   JP Morgan HYDI notes 6.4s, 2008                                                           1,079,644
.........................................................................................................................
           375,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                      410,622
.........................................................................................................................
            15,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                                 16,399
.........................................................................................................................
            95,000   Lehman Brothers Holdings, Inc. notes
                     7 3/4s, 2005                                                                                104,290
.........................................................................................................................
           345,000   Lehman Brothers Holdings, Inc. notes
                     6 5/8s, 2006                                                                                384,763
.........................................................................................................................
            55,000   Lehman Brothers Holdings, Inc. notes
                     Ser. F, 7 1/2s, 2006                                                                         63,413
.........................................................................................................................
            35,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                 25,747
.........................................................................................................................
            71,000   LNR Property Corp. sr. sub. notes
                     Ser. B, 9 3/8s, 2008                                                                         74,550
.........................................................................................................................
           110,000   Mack-Cali Realty LP notes
                     7 3/4s, 2011 (R))                                                                           131,897
.........................................................................................................................
            40,000   Massachusetts Mutual Life Insurance
                     Co. 144A bonds 5 5/8s, 2033                                                                  41,289
.........................................................................................................................
           205,000   Mercantile Bancorp. sub. notes 7.3s, 2007                                                   239,665
.........................................................................................................................
           210,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 7.08s, 2005                                                                         232,240
.........................................................................................................................
            25,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 4 3/4s, 2009                                                                         26,610
.........................................................................................................................
            65,000   Metlife, Inc. debs. 3.911s, 2005                                                             67,702
.........................................................................................................................
            65,000   Morgan Stanley Tracers notes 4 1/4s, 2010                                                    66,904
.........................................................................................................................
           250,000   National City Bank sub. notes
                     Ser. BKNT, 6 1/4s, 2011                                                                     285,926
.........................................................................................................................
           170,000   National Westminster Bank sub. notes
                     7 3/8s, 2009 (United Kingdom)                                                               208,466
.........................................................................................................................
           115,000   NationsBank Corp. sub. notes
                     6 1/2s, 2006                                                                                128,176
.........................................................................................................................
            25,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           27,164
.........................................................................................................................
            45,000   Nationwide Mutual Insurance Co. 144A
                     notes 8 1/4s, 2031                                                                           55,623
.........................................................................................................................
            85,000   Principal Life Global Funding I 144A
                     sec. notes 5 1/4s, 2013                                                                      90,235
.........................................................................................................................
            40,000   Protective Life Corp. notes 4.3s, 2013                                                       39,573
.........................................................................................................................
           110,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                  140,406
.........................................................................................................................
            10,000   Royal Bank of Scotland Group PLC FRB
                     7.648s, 2031 (United Kingdom)                                                                12,736
.........................................................................................................................
           172,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               206,632
.........................................................................................................................
            35,000   Sovereign Bank sub. notes 5 1/8s, 2013                                                       36,146
.........................................................................................................................
           180,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                195,332
.........................................................................................................................
            85,000   State Street Capital Trust II FRN
                     1.79s, 2008                                                                                  85,024
.........................................................................................................................
            60,000   Suncorp-Metway Ltd. 144A FRN 3 1/2s,
                     2013 (Australia)                                                                             60,096
.........................................................................................................................
            30,000   Travelers Property Casualty Corp. sr.
                     notes 3 3/4s, 2008                                                                           30,780
.........................................................................................................................
           135,000   UBS AG/Jersey Branch sr. notes FRB
                     4.279s, 2008 (Jersey)                                                                       135,000
.........................................................................................................................
           240,000   Wells Fargo & Co. notes 5.9s, 2006                                                          265,285
.........................................................................................................................
            35,000   Wells Fargo Financial, Inc. notes
                     6 1/8s, 2006                                                                                 38,541
.........................................................................................................................
           130,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                                140,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,796,124
------------------------------------------------------------------------------------------------------------------------
Health Care (0.6%)
.........................................................................................................................
           115,000   ALARIS Medical, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     8/1/03), 2008 (STP)                                                                         121,325
.........................................................................................................................
            70,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                       73,150
.........................................................................................................................
           100,000   Alliance Imaging, Inc. sr. sub. notes
                     10 3/8s, 2011                                                                               104,500
.........................................................................................................................
           150,000   American Home Products Corp. notes
                     6.7s, 2011                                                                                  175,981
.........................................................................................................................
            25,000   American Home Products Corp. notes
                     7.9s, 2005                                                                                   27,437
.........................................................................................................................
           170,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                187,425
.........................................................................................................................
            45,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              49,893
.........................................................................................................................
            25,000   Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                                27,500
.........................................................................................................................
           185,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                               197,950
.........................................................................................................................
            80,000   Hanger Orthopedic Group, Inc. company
                     guaranty 10 3/8s, 2009                                                                       88,400
.........................................................................................................................
           100,000   HCA, Inc. notes 6 1/4s, 2013                                                                101,944
.........................................................................................................................
           222,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            248,620
.........................................................................................................................
            49,000   Healthsouth Corp. sr. notes 8 1/2s,
                     2008 (In default) (NON)                                                                      38,465
.........................................................................................................................
           128,000   Healthsouth Corp. sr. notes 7s, 2008
                     (In default) (NON)                                                                          100,480
.........................................................................................................................
           110,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                 2,475
.........................................................................................................................
           325,000   Magellan Health Services, Inc. sr.
                     sub. notes 9s, 2008 (In default) (NON)                                                      139,750
.........................................................................................................................
            95,000   Manor Care, Inc. company guaranty
                     8s, 2008                                                                                    107,825
.........................................................................................................................
            80,000   Mediq, Inc. debs. 13s, 2009 (In default) (NON)                                                    8
.........................................................................................................................
           110,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    117,425
.........................................................................................................................
            20,000   MedQuest, Inc. company guaranty
                     Ser. B, 11 7/8s, 2012                                                                        21,100
.........................................................................................................................
           260,000   Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                   3,900
.........................................................................................................................
           130,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                        142,025
.........................................................................................................................
           120,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                              137,400
.........................................................................................................................
           290,000   Service Corp. International notes 6s, 2005                                                  292,175
.........................................................................................................................
            45,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                                50,175
.........................................................................................................................
            30,000   Tenet Healthcare Corp. notes 7 3/8s, 2013                                                    28,950
.........................................................................................................................
           170,000   Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                  189,550
.........................................................................................................................
            15,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012                                                                    16,350
.........................................................................................................................
            10,000   Ventas Realty LP/Capital Corp.
                     company guaranty 8 3/4s, 2009                                                                10,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,802,978
------------------------------------------------------------------------------------------------------------------------
Technology (0.4%)
.........................................................................................................................
            65,000   Arrow Electronics, Inc. notes 6 7/8s, 2013                                                   64,512
.........................................................................................................................
            50,000   Avaya, Inc. sec. sr. notes 11 1/8s, 2009                                                     54,750
.........................................................................................................................
            60,000   Eastman Kodak Co. notes Ser. MTNA,
                     3 5/8s, 2008                                                                                 60,127
.........................................................................................................................
            65,000   Electronic Data Systems Corp. 144A
                     notes 6s, 2013                                                                               63,375
.........................................................................................................................
            50,000   Fairchild Semiconductor International,
                     Inc. company guaranty 10 3/8s, 2007                                                          52,594
.........................................................................................................................
            35,000   Fiserv, Inc. 144A notes 4s, 2008                                                             36,043
.........................................................................................................................
           115,000   Flextronics International, Ltd. sr.
                     sub. notes 9 7/8s, 2010 (Singapore)                                                         125,925
.........................................................................................................................
            25,000   Hewlett-Packard Co. notes 5 1/2s, 2007                                                       27,634
.........................................................................................................................
           210,000   IBM Canada Credit 144A company
                     guaranty 3 3/4s, 2007 (Canada)                                                              215,867
.........................................................................................................................
           100,000   Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                                106,500
.........................................................................................................................
           210,000   Lucent Technologies, Inc. debs. 6.45s, 2029                                                 143,850
.........................................................................................................................
            20,000   Motorola, Inc. notes 7 5/8s, 2010                                                            23,500
.........................................................................................................................
            20,000   Motorola, Inc. notes 6 3/4s, 2006                                                            21,800
.........................................................................................................................
           130,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                               126,100
.........................................................................................................................
            70,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                           70,700
.........................................................................................................................
            80,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                   68,800
.........................................................................................................................
            70,000   Science Applications International
                     Corp. 144A bonds 5 1/2s, 2033                                                                66,500
.........................................................................................................................
            65,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                             69,875
.........................................................................................................................
            48,000   Unisys Corp. sr. notes 8 1/8s, 2006                                                          51,360
.........................................................................................................................
           165,000   Xerox Corp. sr. notes 7 1/8s, 2010                                                          165,413
.........................................................................................................................
            80,000   Xerox Credit Corp. sr. notes 6.1s, 2003                                                      80,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,695,625
------------------------------------------------------------------------------------------------------------------------
Transportation (0.4%)
.........................................................................................................................
            96,410   Air2 US 144A sinking fund Ser. D,
                     12.266s, 2020 (In default) (NON)                                                              8,677
.........................................................................................................................
            41,616   Airbus Industries 144A sinking fund
                     8.027s, 2020                                                                                 27,883
.........................................................................................................................
           140,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               116,200
.........................................................................................................................
            16,854   Continental Airlines, Inc. pass-through
                     certificates Ser. 97-4A, 6.9s, 2018                                                          16,517
.........................................................................................................................
           113,293   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-1A, 6.648s, 2017                                                       107,061
.........................................................................................................................
           130,000   CSX Corp. notes 6 1/4s, 2008                                                                148,449
.........................................................................................................................
            45,000   CSX Corp. notes 4 7/8s, 2009                                                                 47,536
.........................................................................................................................
           130,000   Delta Air Lines, Inc. notes 7.9s, 2009                                                      104,650
.........................................................................................................................
           100,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                               111,750
.........................................................................................................................
            20,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                                20,725
.........................................................................................................................
           105,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      103,950
.........................................................................................................................
           110,000   Norfolk Southern Corp. notes 7.35s, 2007                                                    128,176
.........................................................................................................................
            70,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                 83,596
.........................................................................................................................
            80,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                                 93,438
.........................................................................................................................
            26,935   Northwest Airlines Corp. pass-through
                     certificates Ser. 992A, 7.575s, 2019                                                         27,364
.........................................................................................................................
           150,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                        140,250
.........................................................................................................................
           115,000   Teekay Shipping Corp. company
                     guaranty 8.32s, 2008 (Bahamas)                                                              122,763
.........................................................................................................................
            40,000   Union Pacific Corp. debs. 5 3/8s, 2033                                                       38,893
.........................................................................................................................
           165,000   Union Pacific Corp. notes 7 3/8s, 2009                                                      198,901
.........................................................................................................................
           190,000   United AirLines, Inc. debs. 9 1/8s,
                     2012 (In default) (NON)                                                                      14,250
.........................................................................................................................
            70,000   US Air, Inc. pass-through certificates
                     Ser. 93-A3, 10 3/8s, 2013 (In default) (NON)                                                 28,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,689,029
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (1.4%)
.........................................................................................................................
            25,000   AEP Texas Central Co. 144A notes
                     5 1/2s, 2013                                                                                 26,671
.........................................................................................................................
            20,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                       19,500
.........................................................................................................................
            40,000   Alabama Power Co. sr. notes Ser. S,
                     5 7/8s, 2022                                                                                 42,187
.........................................................................................................................
            70,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                                 59,850
.........................................................................................................................
            30,000   Allegheny Energy, Inc. notes 7 3/4s, 2005                                                    30,000
.........................................................................................................................
            15,000   American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                   16,442
.........................................................................................................................
            25,000   American Electric Power Co., Inc. sr.
                     notes Ser. C, 5 3/8s, 2010                                                                   26,741
.........................................................................................................................
            10,000   Appalachian Power Co. notes 3.6s, 2008                                                       10,123
.........................................................................................................................
            87,000   Avista Corp. sr. notes 9 3/4s, 2008                                                         100,920
.........................................................................................................................
            75,000   Baltimore Gas & Electric Co. notes
                     5.2s, 2033                                                                                   72,128
.........................................................................................................................
           315,000   Calpine Corp. sr. notes 8 1/2s, 2011                                                        236,250
.........................................................................................................................
            90,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                         68,400
.........................................................................................................................
            30,000   Calpine Corp. sr. notes 7 5/8s, 2006                                                         26,025
.........................................................................................................................
            20,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             22,687
.........................................................................................................................
            50,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           56,980
.........................................................................................................................
            80,000   CenterPoint Energy Resources Corp.
                     144A general ref. mtge. 7 7/8s, 2013                                                         92,020
.........................................................................................................................
            65,000   Cincinnati Gas & Electric bonds
                     Ser. B, 5 3/8s, 2033                                                                         62,340
.........................................................................................................................
           100,000   Cleveland Electric Illuminating Co.
                     (The) 1st mtge. Ser. B, 9 1/2s, 2005                                                        100,604
.........................................................................................................................
            20,000   CMS Energy Corp. sr. notes 7 5/8s, 2004                                                      20,300
.........................................................................................................................
            70,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/2s, 2009                                                                                 77,350
.........................................................................................................................
           270,000   Conectiv, Inc. notes Ser. B, 5.3s, 2005                                                     284,094
.........................................................................................................................
            30,000   Consolidated Edison Co. of New York
                     debs. Ser. B, 7.15s, 2009                                                                    35,985
.........................................................................................................................
            50,000   Constellation Energy Group, Inc.
                     notes 7s, 2012                                                                               58,242
.........................................................................................................................
            45,000   Constellation Energy Group, Inc. sr.
                     notes 6 1/8s, 2009                                                                           50,994
.........................................................................................................................
            55,000   Consumers Energy Co. 144A 1st mtge.
                     4 1/4s, 2008                                                                                 56,874
.........................................................................................................................
           120,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                                128,864
.........................................................................................................................
           210,000   Dominion Resources, Inc. unsub. notes
                     5.7s, 2012                                                                                  230,467
.........................................................................................................................
            25,000   DPL, Inc. sr. notes 8 1/4s, 2007                                                             28,351
.........................................................................................................................
            60,000   DTE Energy Co. sr. notes 7.05s, 2011                                                         70,173
.........................................................................................................................
            60,000   DTE Energy Co. sr. notes 6 3/8s, 2033                                                        62,533
.........................................................................................................................
            65,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                 68,945
.........................................................................................................................
            25,000   Duke Energy Corp. 144A 1st mtge.
                     3 3/4s, 2008                                                                                 25,733
.........................................................................................................................
            75,000   Duke Energy Field Services, LLC notes
                     7 7/8s, 2010                                                                                 90,268
.........................................................................................................................
            15,000   Dynegy Holdings Inc. company guaranty
                     6 3/4s, 2005                                                                                 14,175
.........................................................................................................................
           100,000   Dynegy Holdings, Inc. sr. notes
                     6 7/8s, 2011                                                                                 84,000
.........................................................................................................................
            95,000   El Paso CGP Co. notes 6 3/8s, 2009                                                           83,125
.........................................................................................................................
           125,000   Exelon Corp. sr. notes 6 3/4s, 2011                                                         144,623
.........................................................................................................................
           200,000   FirstEnergy Corp. notes Ser. A,
                     5 1/2s, 2006                                                                                214,398
.........................................................................................................................
            25,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 25,962
.........................................................................................................................
            55,000   Gemstone Investor, Ltd. 144A company
                     guaranty 7.71s, 2004                                                                         54,725
.........................................................................................................................
            90,000   Georgia Power Co. sr. notes Ser. G,
                     6.2s, 2006                                                                                   99,807
.........................................................................................................................
            50,000   KeySpan Corp. notes 7 5/8s, 2010                                                             61,355
.........................................................................................................................
           100,000   Midland Funding II Corp. debs.
                     Ser. A, 11 3/4s, 2005                                                                       108,000
.........................................................................................................................
           125,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                             77,500
.........................................................................................................................
           454,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               306,450
.........................................................................................................................
            40,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                     39,750
.........................................................................................................................
            30,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                     31,204
.........................................................................................................................
           125,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 6s, 2006                                                          138,832
.........................................................................................................................
            50,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3 7/8s, 2008                                                       52,084
.........................................................................................................................
            90,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3s, 2006                                                           92,480
.........................................................................................................................
           160,000   Nisource Finance Corp. company
                     guaranty Ser. B, 7 5/8s, 2005                                                               174,936
.........................................................................................................................
               400   Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                     462
.........................................................................................................................
           120,000   Northern States Power Co. mtge.
                     Ser. B, 8s, 2012                                                                            151,934
.........................................................................................................................
            60,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                           68,493
.........................................................................................................................
            30,000   Pacific Gas & Electric Co. 144A sr.
                     notes 7 3/8s, 2005 (In default) (NON)                                                        31,050
.........................................................................................................................
           140,000   Peco Energy Co. 1st mtge. 4 3/4s, 2012                                                      146,384
.........................................................................................................................
            85,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                      91,575
.........................................................................................................................
            30,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        30,938
.........................................................................................................................
            60,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                70,444
.........................................................................................................................
            25,000   Progress Energy, Inc. sr. notes 6 3/4s, 2006                                                 27,784
.........................................................................................................................
           115,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                                 126,909
.........................................................................................................................
           165,000   Public Service Electric & Gas Co. 1st
                     mtge. FRN 6 3/8s, 2008                                                                      188,452
.........................................................................................................................
            45,000   Public Services Co. of Colorado sr.
                     notes Ser. A, 6 7/8s, 2009                                                                   52,114
.........................................................................................................................
            95,000   Sempra Energy notes 7.95s, 2010                                                             114,541
.........................................................................................................................
            70,000   Sierra Pacific Resources notes
                     8 3/4s, 2005                                                                                 72,625
.........................................................................................................................
           125,000   South Carolina Electric & Gas Co.
                     1st mtge. 5.8s, 2032                                                                        133,234
.........................................................................................................................
            70,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                           76,738
.........................................................................................................................
            70,000   Tampa Electric Co. notes 6 7/8s, 2012                                                        81,017
.........................................................................................................................
            15,000   Teco Energy, Inc. notes 7s, 2012                                                             14,625
.........................................................................................................................
            10,000   Teco Energy, Inc. sr. notes 7 1/2s, 2010                                                     10,200
.........................................................................................................................
           100,000   Texas Eastern Transmission LP sr.
                     notes 7s, 2032                                                                              114,123
.........................................................................................................................
            30,000   TransCanada Pipelines, Ltd. notes 4s,
                     2013 (Canada)                                                                                29,253
.........................................................................................................................
            60,000   TXU Energy Co. 144A notes 7s, 2013                                                           66,450
.........................................................................................................................
            90,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                100,350
.........................................................................................................................
            25,000   Williams Cos., Inc. (The) notes
                     9 1/4s, 2004                                                                                 25,625
.........................................................................................................................
           200,000   Williams Cos., Inc. (The) notes
                     6 1/2s, 2006                                                                                195,000
.........................................................................................................................
            65,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                                 67,925
.........................................................................................................................
            55,000   Wisconsin Electric Power notes
                     4 1/2s, 2013                                                                                 56,413
.........................................................................................................................
           137,009   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                     95,907
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,403,012
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $66,734,848)                                                                      $70,246,905
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (11.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (9.7%)
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
        $1,628,000     4 1/2s, TBA, August 1, 2018                                                            $1,655,982
.........................................................................................................................
         3,092,000     4 1/2s, TBA, July 1, 2018                                                               3,155,773
.........................................................................................................................
           409,131   Federal National Mortgage Association
                     Adjustable Rate Mortgages 5.982s,
                     September 1, 2031                                                                           424,269
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
            93,408     7 1/2s, July 1, 2007                                                                       98,334
.........................................................................................................................
         2,689,189     7s, with due dates from July 1, 2025
                       to March 1, 2033                                                                        2,833,724
.........................................................................................................................
         7,598,671     6 1/2s, with due dates from
                       November 1, 2028 to June 1, 2032                                                        7,925,227
.........................................................................................................................
        14,235,000     5s, TBA, July 1, 2033                                                                  14,461,877
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
         1,359,000     5 1/2s, TBA, July 1, 2033                                                               1,414,635
.........................................................................................................................
        11,874,000     5s, TBA, July 1, 2033                                                                  12,159,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $44,129,533
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (0.9%)
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           745,000     7 1/4s, May 15, 2030                                                                      981,847
.........................................................................................................................
         1,985,000     7 1/4s, January 15, 2010                                                                2,462,007
.........................................................................................................................
           440,000   Tennessee Valley Authority 6 3/4s,
                     November 1, 2025                                                                            544,405
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,988,259
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (0.6%)
.........................................................................................................................
         2,310,000   U.S. Treasury Bonds 6 1/4s, May 15, 2030                                                  2,875,770
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Obligations (cost $51,041,396)                                                          $50,993,562
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $58,052   Arc Net Interest Margin Trust 144A
                     Ser. 02-6, Class A, 7 3/4s, 2032                                                            $57,624
.........................................................................................................................
                     Asset Securitization Corp.
.........................................................................................................................
           110,000     Ser. 97-MD7, Class A1B, 7.41s, 2030                                                       124,200
.........................................................................................................................
           535,000     Ser. 96-D3, Class A1C, 7.4s, 2026                                                         607,946
.........................................................................................................................
            82,216     Ser. 95-MD4, Class A1, 7.1s, 2029                                                          90,967
.........................................................................................................................
           145,000     Ser. 96-MD6, Class A1C, 7.04s, 2029                                                       160,225
.........................................................................................................................
           540,000     Ser. 96-MD6, Class A1B, 6.88s, 2029                                                       549,009
.........................................................................................................................
           255,500     Ser. 97-D5, Class A1C, 6 3/4s, 2043                                                       283,314
.........................................................................................................................
         3,172,000   Bayview Financial Acquisition Trust
                     Ser. 03-X, Class AIO1, Interest Only (IO),
                     1.52s, 2006                                                                                  51,049
.........................................................................................................................
           758,000   Bear Stearns Asset Backed Securities,
                     Inc. Ser. 03-AC3, Class A, IO, 5s, 2005                                                      76,748
.........................................................................................................................
         1,003,414   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 02-TOP8,
                     Class X2, IO, 2.337s, 2038                                                                  114,117
.........................................................................................................................
           560,230   Chase Commercial Mortgage Securities
                     Corp. Ser. 00-1, Class A1, 7.656s, 2032                                                     610,202
.........................................................................................................................
           294,713   Chase Manhattan Bank-First Union
                     National Ser. 99-1, Class A1, 7.134s, 2031                                                  328,989
.........................................................................................................................
                     Commercial Mortgage Acceptance Corp.
.........................................................................................................................
         3,423,339     Ser. 97-ML1, IO, 9.36s, 2017                                                              103,770
.........................................................................................................................
            86,000     Ser. 97-ML1, Class A3, 6.57s, 2007                                                         96,495
.........................................................................................................................
           220,000     Ser. 97-ML1, Class A2, 6.53s, 2007                                                        236,156
.........................................................................................................................
           561,778   Commercial Mortgage Pass-Through
                     Certificates Ser. 00-C1, Class A1,
                     7.206s, 2033                                                                                626,382
.........................................................................................................................
            41,198   Countrywide Mortgage Backed Securities,
                     Inc. Ser. 93-C, Class A8, 6 1/2s, 2024                                                       41,983
.........................................................................................................................
                     CS First Boston Mortgage Securities Corp.
.........................................................................................................................
           553,000     Ser. 97-C1, Class A1C, 7.24s, 2029                                                        630,179
.........................................................................................................................
           180,000     Ser. 97-C2, Class A2, 6.52s, 2035                                                         192,059
.........................................................................................................................
            27,281     Ser. 01-CK3, Class A1, 5.26s, 2006                                                         28,430
.........................................................................................................................
         4,412,000   CS First Boston Mortgage Securities
                     Corp. 144A Ser. 01-CK1, Class ACP,
                     IO, 1.026s, 2035                                                                            194,404
.........................................................................................................................
         3,430,168   Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO, 1.192s, 2023                                                 125,850
.........................................................................................................................
                     DLJ Commercial Mortgage Corp.
.........................................................................................................................
           202,775     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                      227,042
.........................................................................................................................
            36,445     Ser. 98-CF1, Class A1A, 6.14s, 2006                                                        38,014
.........................................................................................................................
            28,697   DLJ Commercial Mortgage Corp. 144A
                     Ser. 00-CKP1, Class S, IO, 1.108s, 2010                                                       1,680
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
            47,532     Ser. 02-36, Class SJ, 17.538s, 2029                                                        54,256
.........................................................................................................................
           105,301     Ser. 02-26, Class A2, 7 1/2s, 2048                                                        114,647
.........................................................................................................................
            23,416     Ser. 02-T18, Class A4, 7 1/2s, 2042                                                        26,095
.........................................................................................................................
           294,817     Ser. 02-T16, Class A3, 7 1/2s, 2042                                                       328,547
.........................................................................................................................
           128,009     Ser. 02-T4, Class A3, 7 1/2s, 2041                                                        142,654
.........................................................................................................................
           175,549     Ser. 02-T6, Class A2, 7 1/2s, 2041                                                        195,633
.........................................................................................................................
         2,423,932     Ser. 01-T8, Class A1, 7 1/2s, 2041                                                      2,701,252
.........................................................................................................................
            16,188     Ser. 99-T2, Class A1, 7 1/2s, 2039                                                         18,040
.........................................................................................................................
           652,580     Ser. 02-W3, Class A5, 7 1/2s, 2028                                                        727,241
.........................................................................................................................
           416,648     Ser. 02-36, Class QL, IO, 7.115s, 2029                                                     14,143
.........................................................................................................................
           102,987     Ser. 02-36, Class QH, IO, 7.015s, 2029                                                      6,595
.........................................................................................................................
            39,817     Ser. 02-T18, Class A3, 7s, 2042                                                            43,830
.........................................................................................................................
           386,169     Ser. 02-T16, Class A2, 7s, 2042                                                           425,091
.........................................................................................................................
             1,982     Ser. 2001-T10, Class A1, 7s, 2041                                                           2,181
.........................................................................................................................
         2,093,539     Ser. 332, Class 2, IO, 6s, 2033                                                           300,297
.........................................................................................................................
         7,416,903     Ser. 329, Class 2, IO, 5 1/2s, 2032                                                     1,258,574
.........................................................................................................................
         1,079,000     Ser. 03-W10, Class 3, IO, 2.148s, 2043                                                     68,280
.........................................................................................................................
         1,749,000     Ser. 03-W10, Class 1, IO, 2.113s, 2043                                                    115,051
.........................................................................................................................
         5,958,846     Ser. 03-T2, Class 2, IO, 1.98s, 2042                                                      210,422
.........................................................................................................................
         4,092,237     Ser. 03-W8, Class 12, IO, 1.649s, 2042                                                    221,329
.........................................................................................................................
         3,385,748     Ser. 03-W8, Class 11, IO, 1.157s, 2042                                                     59,611
.........................................................................................................................
         1,361,712     Ser. 03-W6, Class 51, IO, 0.668s, 2042                                                     27,418
.........................................................................................................................
         1,487,019     Ser. 01-T12, Class IO, 0.572s, 2041                                                        26,488
.........................................................................................................................
         2,502,461     Ser. 01-50, Class B1, IO, 0.493s, 2041                                                     41,242
.........................................................................................................................
        11,712,604     Ser. 03-W2, Class 1, IO, 0.469s, 2042                                                     173,859
.........................................................................................................................
         7,669,654     Ser. 02-T4, IO, 0.446s, 2041                                                              106,656
.........................................................................................................................
         1,422,486     Ser. 02-T1, IO, 0.424s, 2031                                                               19,115
.........................................................................................................................
         2,076,637     Ser. 03-W6, Class 3, IO, 0.365s, 2042                                                      23,524
.........................................................................................................................
         2,044,449     Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                     22,313
.........................................................................................................................
         4,981,294     Ser. 01-79, Class BI, IO, 0.342s, 2045                                                     49,451
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
         1,587,130     Ser. T-56, Class A, IO, 2.184s, 2043                                                       57,781
.........................................................................................................................
         1,798,747     Ser. T-56, Class 3, IO, 0.379s, 2043                                                       22,203
.........................................................................................................................
         1,896,445     Ser. T-56, Class 1, IO, 0.289s, 2043                                                       17,483
.........................................................................................................................
         1,999,836     Ser. T-56, Class 2, IO, 0.055s, 2043                                                        4,687
.........................................................................................................................
           435,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                            511,986
.........................................................................................................................
         1,170,000   First Union National Bank Commercial
                     Mortgage 144A Ser. 02-C1, IO,
                     1.205s, 2034                                                                                 63,063
.........................................................................................................................
            34,942   First Union-Lehman Brothers Commercial
                     Mortgage Trust II Ser. 97-C1, Class A2,
                     7.3s, 2029                                                                                   35,991
.........................................................................................................................
           140,100   Freddie Mac Ser. 2412, Class GS, FRN,
                     17.862s, 2032                                                                               177,227
.........................................................................................................................
         2,384,987   GE Capital Commercial Mortgage Corp.
                     Ser. 01-3, Class X1, IO, 0.672s, 2038                                                       104,277
.........................................................................................................................
           121,479   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.43s, 2014                                                                       121,540
.........................................................................................................................
                     GMAC Commercial Mortgage Securities,
                     Inc. 144A
.........................................................................................................................
           300,000     Ser. 02-C2, Class X2, IO, 1.698s, 2038                                                     20,674
.........................................................................................................................
           900,000     Ser. 02-C1, Class X2, IO, 1.133s, 2039                                                     45,920
.........................................................................................................................
           248,138   GS Mortgage Securities Corp. II
                     Ser. 98-GLII, Class A1, 6.312s, 2031                                                        268,109
.........................................................................................................................
                     JP Morgan Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           795,000     Ser. 02-C1, Class X2, IO, 1.711s, 2037                                                     61,093
.........................................................................................................................
         1,044,584     Ser. 02-C2, Class X2, IO, 1.305s, 2034                                                     58,105
.........................................................................................................................
           317,996   JP Morgan Commercial Mortgage Finance
                     Corp. Ser. 00-C9, Class A1, 7.59s, 2032                                                     350,257
.........................................................................................................................
                     LB Commercial Conduit Mortgage Trust
.........................................................................................................................
           177,066     Ser. 96-C2, Class A, 7.487s, 2026                                                         182,201
.........................................................................................................................
           945,518     Ser. 98-C4, Class A1A, 5.87s, 2006                                                        994,271
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
.........................................................................................................................
           400,743     Ser. 00-C3, Class A1, 7.95s, 2009                                                         457,216
.........................................................................................................................
           318,062     Ser. 00-C4, Class A1, 7.18s, 2009                                                         362,190
.........................................................................................................................
         2,818,710   LB-UBS Commercial Mortgage Trust 144A
                     Ser. 02-C4, Class XCP, IO, 1.696s, 2035                                                     215,318
.........................................................................................................................
           153,417   Merit Securities Corp. FRB Ser. 11PA,
                     Class 3A1, 1.437s, 2027                                                                     148,336
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
            59,610     Ser. 95-C3, Class A3, 7.6s, 2025                                                           61,547
.........................................................................................................................
           116,647     Ser. 99-C1, Class A1, 7.37s, 2031                                                         127,461
.........................................................................................................................
            47,252     Ser. 97-C1, Class A2, 7.03s, 2029                                                          47,580
.........................................................................................................................
         1,340,000   Merrill Lynch Mortgage Trust 144A
                     Ser. 02-MW1, Class XP, IO, 1.915s, 2034                                                     100,919
.........................................................................................................................
           131,380   Morgan Stanley Capital I Ser. 98-CF1,
                     Class A1, 6.33s, 2007                                                                       139,786
.........................................................................................................................
           218,617   Morgan Stanley Capital I 144A
                     Ser. 97-WF1, Class A2, 7.22s, 2029                                                          247,934
.........................................................................................................................
         2,497,286   Morgan Stanley Dean Witter Capital I
                     Ser. 02-HQ, Class X1, IO, 0.601s, 2034                                                       65,033
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
            35,690     FRB Ser. 01-XLF, Class E, 2.84s, 2013                                                      35,385
.........................................................................................................................
            47,870     FRB Ser. 01-XLF, Class D, 2.64s, 2013                                                      47,814
.........................................................................................................................
           156,000   Mortgage Capital Funding, Inc.
                     Ser. 97-MC1, Class A3, 7.288s, 2027                                                         165,726
.........................................................................................................................
                     Nomura Asset Securities Corp.
.........................................................................................................................
            47,588     Ser. 95-MD3, Class A1B, 8.15s, 2020                                                        51,660
.........................................................................................................................
           125,000     Ser. 96-MD5, Class A1B, 7.12s, 2039                                                       139,395
.........................................................................................................................
           265,000     Ser. 96-MD5, Class A1C, 7.12s, 2039                                                       294,359
.........................................................................................................................
         3,564,000   Prudential Commercial Mortgage Trust
                     144A Ser. 03-PWR1, Class X2, IO,
                     1.732s, 2036                                                                                301,269
.........................................................................................................................
         1,705,586   Prudential Mortgage Capital Funding,
                     LLC 144A IO, 1.732s, 2034                                                                    63,384
.........................................................................................................................
           550,554   Prudential Securities Secured Financing
                     Corp. Ser. 99-C2, Class A1, 6.955s, 2013                                                    607,060
.........................................................................................................................
           144,000   Residential Asset Mortgage Products,
                     Inc. Ser. 02-SL1, Class AI3, 7s, 2032                                                       148,658
.........................................................................................................................
            33,966   Salomon Brothers Mortgage Securities
                     VII Ser. 00-C2, Class A1, 7.298s, 2033                                                       37,396
.........................................................................................................................
         1,264,634   Salomon Brothers Mortgage Securities
                     VII 144A Ser. 00-C2, Class X, IO,
                     0.833s, 2033                                                                                 57,897
.........................................................................................................................
            39,648   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                          39,287
.........................................................................................................................
           625,000   Strategic Hotel Capital, Inc.
                     Ser. 03-1, Class A, 1.73s, 2013                                                             625,586
.........................................................................................................................
           300,000   Strategic Hotel Capital, Inc. 144A
                     Ser. 03-1, Class I, 3.58s, 2013                                                             300,000
.........................................................................................................................
           702,545   Structured Asset Securities Corp.
                     Ser. 02-HF1, Class A, IO, 6s, 2005                                                           36,926
.........................................................................................................................
           242,670   TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                             267,194
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $21,318,495)                                                                      $21,409,853
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     ACE Securities Corp.
.........................................................................................................................
          $285,000     Ser. 03-FM1, Class A, IO, 5 1/2s, 2005                                                    $28,386
.........................................................................................................................
            90,000     Ser. 01-HE1, Class M2, FRN, 2.504s, 2031                                                   88,650
.........................................................................................................................
           524,773   AFC Home Equity Loan Trust Ser. 99-2,
                     Class 1A, 1.445s, 2029                                                                      524,773
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
            26,000     FRN Ser. 03-AR3, Class M5, 5.06s, 2033                                                     24,616
.........................................................................................................................
         3,349,000     Ser. 03-3, Class S, IO, 5s, 2005                                                          200,548
.........................................................................................................................
                     Amortizing Residential Collateral Trust
.........................................................................................................................
           839,364     Ser. 02-BC1, Class A, IO, 6s, 2005                                                         38,945
.........................................................................................................................
           582,273     Ser. 02-BC3, Class A, IO, 6s, 2005                                                         35,487
.........................................................................................................................
           620,727     Ser. 01-BC6, Class A, IO, 6s, 2004                                                         20,596
.........................................................................................................................
           636,364     Ser. 02-BC4, Class A, IO, 6s, 2004                                                         28,719
.........................................................................................................................
           743,727     Ser. 02-BC5, Class A, IO, 6s, 2004                                                         29,525
.........................................................................................................................
           818,182     Ser. 02-BC6, Class A, IO, 6s, 2004                                                         36,473
.........................................................................................................................
           206,051   AQ Finance NIM Trust Ser. 03-N1,
                     Class Note, 9.37s, 2033                                                                     206,051
.........................................................................................................................
           250,699   AQ Finance NIM Trust 144A Ser. 03-N2,
                     Class Note, 9.3s, 2033                                                                      250,699
.........................................................................................................................
            35,319   Arc Net Interest Margin Trust 144A
                     Ser. 02-8A, Class A1, 7 3/4s, 2032                                                           35,028
.........................................................................................................................
            44,199   Asset Backed Funding Corp. NIM Trust
                     144A Ser. 03-WF1, Class N1, 8.35s, 2032                                                      43,978
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
           976,000     Ser. 02-HE1, Class A, IO, 5.05s, 2032                                                      36,565
.........................................................................................................................
            72,000     FRB Ser. 02-HE3, Class M4, 4.18s, 2032                                                     62,571
.........................................................................................................................
         2,156,443     Ser. 01-HE3, Class A, IO, 3.6s, 2031                                                       50,648
.........................................................................................................................
           129,000   Bank One Issuance Trust FRN
                     Ser. 02-C1, Class C1, 2.14s, 2009                                                           128,229
.........................................................................................................................
                     Bear Stearns Asset Backed Securities, Inc.
.........................................................................................................................
         1,083,000     Ser. 03-1, Class A, IO, 5s, 2005                                                          108,131
.........................................................................................................................
           507,523     FRN Ser. 03-1, Class A1, 1.535s, 2042                                                     507,523
.........................................................................................................................
            13,000   Capital One Multi-Asset Execution Trust
                     FRB Ser. 02-C1, Class C1, 3.93s, 2010                                                        13,180
.........................................................................................................................
           362,796   CDC Mortgage Capital Trust
                     Ser. 02-HE2, Class A, IO, 5 1/4s, 2005                                                       24,017
.........................................................................................................................
           140,000   CDO Repackaging Trust Series 144A FRB
                     Ser. 03-2, Class A, 5.18s, 2008                                                             140,000
.........................................................................................................................
         3,367,613   Centex Home Equity Ser. 03-A, Class A,
                     IO, 4.44s, 2006                                                                             209,907
.........................................................................................................................
           115,000   Chase Credit Card Master Trust FRN
                     Ser. 01-1, Class C, 1.837s, 2007                                                            114,474
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
            63,213     Ser. 02-4A, Class Note, 8 1/2s, 2035                                                       63,150
.........................................................................................................................
            93,747     Ser. 03-1A, Class Note, 8 3/4s, 2004                                                       93,803
.........................................................................................................................
           100,000   CNL Funding Ser. 99-1, Class A2,
                     7.645s, 2014                                                                                112,170
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
           184,970     Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                       59,188
.........................................................................................................................
           338,000     Ser. 00-4, Class A6, 8.31s, 2032                                                          304,000
.........................................................................................................................
           150,000     Ser. 01-04, Class A4, 7.36s, 2019                                                         145,429
.........................................................................................................................
           504,265     Ser. 02-A, Class A, IO, 7 1/4s, 2032                                                       31,827
.........................................................................................................................
           411,000     Ser. 01-1, Class A5, 6.99s, 2032                                                          393,856
.........................................................................................................................
           183,555     Ser. 02-1, Class A, 6.681s, 2032                                                          184,676
.........................................................................................................................
            57,000     Ser. 01-3, Class A3, 5.79s, 2024                                                           55,433
.........................................................................................................................
         2,225,025     Ser. 01-3, Class A, IO, 2 1/2s, 2033                                                      154,043
.........................................................................................................................
         1,048,950     Ser. 01-1, Class A, IO, 2 1/2s, 2032                                                       67,122
.........................................................................................................................
         1,062,947     Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                       60,802
.........................................................................................................................
           600,317   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                 29,718
.........................................................................................................................
            62,000   Encore Credit Corp. FRN Ser. 03-1,
                     Class B2, 5.035s, 2033                                                                       54,843
.........................................................................................................................
         2,300,000   Fannie Mae Ser. 03-T2, Class S1, IO,
                     4 1/4s, 2004                                                                                100,984
.........................................................................................................................
           785,000   Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
                     Ser. T-40, Class S, IO, 4 1/2s, 2004                                                         27,318
.........................................................................................................................
           784,000   First Franklin Mortgage Loan Asset
                     Backed Certificates Ser. 03-FFC,
                     Class S, IO, 6s, 2005                                                                        68,845
.........................................................................................................................
            37,432   First Franklin NIM Trust Ser. 02-FF3,
                     Class Note, 7 3/4s, 2032                                                                     37,035
.........................................................................................................................
           162,048   First Plus 144A Ser. 98-A, Class A,
                     8 1/2s, 2023                                                                                116,675
.........................................................................................................................
            20,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     4.37s, 2015 (Cayman Islands)                                                                 19,900
.........................................................................................................................
           330,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2031                                                                       297,220
.........................................................................................................................
           180,000   Greenpoint Manufactured Housing
                     Ser. 99-5, Class A4, 7.59s, 2028                                                            183,600
.........................................................................................................................
                     GSAMP Trust
.........................................................................................................................
            29,759     Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                                     29,759
.........................................................................................................................
            61,820     FRN Ser. 03-HE1, Class B2, 5.104s, 2033                                                    53,918
.........................................................................................................................
                     Home Equity Asset Trust
.........................................................................................................................
           448,000     Ser. 02-5, Class B1, 4.785s, 2033                                                         423,505
.........................................................................................................................
            61,000     FRN Ser. 03-4, Class B3, 5.57s, 2033                                                       54,023
.........................................................................................................................
         1,102,000   Irwin Home Equity Ser. 03-B, Class A,
                     IO, 10s, 2005                                                                               228,665
.........................................................................................................................
           120,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.119s, 2038 (Cayman Islands)                                                    120,000
.........................................................................................................................
            53,000   Long Beach Mortgage Loan Trust FRB
                     Ser. 03-4, Class M6, 5.32s, 2033                                                             44,752
.........................................................................................................................
            77,310   Marriott Vacation Club Owner Trust 144A
                     FRB Ser. 02-1A, Class A1, 1.808s, 2010                                                       77,310
.........................................................................................................................
           148,000   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                148,000
.........................................................................................................................
                     Morgan Stanley Capital I
.........................................................................................................................
            67,000     FRN Ser. 03-HE1, Class B3, 5.07s, 2033                                                     54,660
.........................................................................................................................
            66,000     FRN Ser. 03-NC6, Class B3, 4.778s, 2033                                                    53,889
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
            35,000     FRN Ser. 02-AM2, Class B1, 3.285s, 2032                                                    30,703
.........................................................................................................................
           100,000     FRN Ser. 02-HE1, Class B1, 2.835s, 2032                                                    91,688
.........................................................................................................................
                     New Century Home Equity Loan Trust
.........................................................................................................................
         1,388,000     Ser. 03-2, Class A, IO, 5 1/2s, 2005                                                      102,573
.........................................................................................................................
            56,000     FRN Ser. 03-3, Class M6, 4.77s, 2033                                                       45,416
.........................................................................................................................
            41,161   NovaStar Caps Trust Ser. 02-C1, Class A,
                     7.15s, 2031                                                                                  41,161
.........................................................................................................................
           251,488   Oakwood Mortgage Investors, Inc.
                     Ser. 01-E, Class A, IO, 6s, 2009                                                             51,865
.........................................................................................................................
           506,187   Ocwen Mortgage Loan Asset Backed
                     Certificates Ser. 99-OFS1, Class AV,
                     1.385s, 2029                                                                                505,871
.........................................................................................................................
                     Option One Mortgage Loan Trust
.........................................................................................................................
            50,000     FRN Ser. 03-3, Class M6, 4.535s, 2033                                                      43,640
.........................................................................................................................
            61,000     FRN Ser. 03-4, Class M6, 5.07s, 2033                                                       54,080
.........................................................................................................................
         8,514,400   Residential Asset Mortgage Products, Inc.
                     Ser. 03-RS1, Class A, IO, 1s, 2005                                                           78,946
.........................................................................................................................
                     Residential Asset Securities Corp.
.........................................................................................................................
           245,000     Ser. 02-KS6, Class AIO, IO, 5s, 2005                                                        9,527
.........................................................................................................................
         1,286,074     Ser. 01-KS3, Class A, IO, 5s, 2004                                                         28,133
.........................................................................................................................
           693,917     Ser. 02-KS4, Class AI, IO, 5s, 2004                                                        29,135
.........................................................................................................................
         5,052,462     Ser. 03-KS2, Class A, IO, 3 1/2s, 2005                                                    165,215
.........................................................................................................................
            50,000   Sasco Arc Net Interest Margin Notes
                     144A Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                             49,947
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           142,073     Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                       141,382
.........................................................................................................................
            65,000     Ser. 03-BC2, Class B, 7s, 2033                                                             62,722
.........................................................................................................................
         2,999,000     Ser. 03-BC2, Class A, IO, 6s, 2005                                                        199,724
.........................................................................................................................
           684,000     Ser. 03-BC4, Class A, IO, 6s, 2004                                                         43,369
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
         2,296,000     Ser. 03-BC2, Class A, IO, 10s, 2005                                                       180,336
.........................................................................................................................
           730,000     Ser. 02-BC10, Class A, IO, 0.379s, 2004                                                    42,025
.........................................................................................................................
           490,909     Ser. 02-BC8, Class A, IO, 0.364s, 2004                                                     26,656
.........................................................................................................................
           497,455     Ser. 02-BC9, Class A, IO, 0.324s, 2004                                                     29,420
.........................................................................................................................
           100,000   TIAA Commercial Real Estate
                     Securitization Ser. 02-1A, Class III,
                     FRN, 7.6s, 2037                                                                             113,000
.........................................................................................................................
            38,791   Xerox Equipment Lease Owner Trust FRB
                     Ser. 01-1, Class A, 3.18s, 2008                                                              38,803
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $9,667,993)                                                                        $9,143,174
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             2,513   Anthem, Inc. $3.00 cv. pfd.                                                                $234,337
.........................................................................................................................
             1,825   CenterPoint Energy, Inc. 2.00% cv. pfd.                                                      57,373
.........................................................................................................................
             3,578   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                         155,196
.........................................................................................................................
             3,571   Hartford Financial Services Group, Inc.
                     (The) zero %                                                                                186,138
.........................................................................................................................
             1,300   Hartford Financial Services Group, Inc.
                     (The) $3.50 cv. pfd.                                                                         70,850
.........................................................................................................................
             3,006   Xerox Corp. 6.25% cv. pfd.                                                                  315,630
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $920,462)                                                                          $1,019,524
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $35,000   Freeport-McMoRan Copper & Gold, Inc.
                     cv. sr. notes 8 1/4s, 2006                                                                  $62,169
.........................................................................................................................
            79,000   Freeport-McMoRan Copper & Gold, Inc.
                     144A cv. sr. notes 8 1/4s, 2006                                                             140,324
.........................................................................................................................
             3,000   Millicom International Cellular SA
                     144A cv. bonds zero %, 2006
                     (Luxembourg) (PIK)                                                                            6,000
.........................................................................................................................
           120,000   Rite Aid Corp. cv. notes 4 3/4s, 2006                                                       124,350
.........................................................................................................................
           266,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                          271,653
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $496,401)                                                                            $604,496
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
          $160,000   IL State G.O. Bonds, 5.1s, 6/1/33                                                AA        $157,400
.........................................................................................................................
            50,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa          50,010
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $210,000)                                                                            $207,410
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
               165   American Tower Corp. Class A                                                 8/1/08         $16,913
.........................................................................................................................
                70   Pliant Corp. 144A                                                            6/1/10              35
.........................................................................................................................
                30   Solutia, Inc. 144A                                                          7/15/09              38
.........................................................................................................................
                10   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08               1
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $17,245)                                                                              $16,987
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (12.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,950,000   U.S. Treasury Bill zero %,
                     November 6, 2003 (SEG)                                                                   $3,934,587
.........................................................................................................................
        13,102,248   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                   13,094,512
.........................................................................................................................
        38,208,805   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      38,208,804
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $55,237,903)                                                                      $55,237,903
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $465,528,742)                                                                    $488,141,200
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 0.8%
...............................................................................
Bermuda                                                                   0.7
...............................................................................
Canada                                                                    1.8
...............................................................................
France                                                                    1.5
...............................................................................
Germany                                                                   1.0
...............................................................................
Japan                                                                     2.6
...............................................................................
Netherlands                                                               1.0
...............................................................................
Switzerland                                                               1.2
...............................................................................
United Kingdom                                                            3.9
...............................................................................
United States                                                            82.7
...............................................................................
Other                                                                     2.8
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $54,089,288)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars        $15,641,640  $15,329,392     9/17/03       $312,248
...............................................................................
British Pounds             15,677,182   15,567,434     9/17/03        109,748
...............................................................................
Canadian Dollars            4,525,014    4,529,079     9/17/03         (4,065)
...............................................................................
Danish Krone                  409,009      423,311     9/17/03        (14,302)
...............................................................................
Euro                        4,487,932    4,547,657     9/17/03        (59,725)
...............................................................................
Hong Kong Dollars             295,201      295,096     9/17/03            105
...............................................................................
New Zealand Dollars            45,227       44,616     9/17/03            611
...............................................................................
Norwegian Krone             2,933,296    2,956,251     9/17/03        (22,955)
...............................................................................
Singapore Dollars             239,936      245,064     9/17/03         (5,128)
...............................................................................
South Korean Won            2,111,658    2,073,962     9/17/03         37,696
...............................................................................
Swedish Krona               5,620,591    5,827,112     9/17/03       (206,521)
...............................................................................
Swiss Francs                2,175,020    2,250,314     9/17/03        (75,294)
------------------------------------------------------------------------------
                                                                      $72,418
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $55,984,532)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars         $1,356,266   $1,333,341     9/17/03       $(22,925)
...............................................................................
British Pounds              4,449,220    4,422,663     9/17/03        (26,557)
...............................................................................
Canadian Dollars            8,503,901    8,403,556     9/17/03       (100,345)
...............................................................................
Euro                       22,388,397   22,769,789     9/17/03        381,392
...............................................................................
Japanese Yen               10,637,518   10,745,963     9/17/03        108,445
...............................................................................
Norwegian Krone               259,347      271,573     9/17/03         12,226
...............................................................................
Swedish Krona                  99,557      103,216     9/17/03          3,659
...............................................................................
Swiss Francs                7,739,074    7,934,431     9/17/03        195,357
------------------------------------------------------------------------------
                                                                     $551,252
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate  Expiration   Appreciation
                                Value   Face Value        Date  (Depreciation)
...............................................................................
CBT Interest Rate
Swap 10 Yr. (Short)          $583,125     $601,932      Sep-03        $18,807
...............................................................................
Dow Jones Euro
Stoxx 50 (Short)            9,752,036   10,091,818      Sep-03        339,782
...............................................................................
Euro 90 day (Short)         2,225,813    2,229,374      Sep-03          3,561
...............................................................................
Japanese Government
Bond 10 Yr. (Short)         2,125,214    2,169,529      Sep-03         44,315
...............................................................................
Russell 2000 Index
(Short)                    66,139,000   67,321,841      Sep-03      1,182,841
...............................................................................
S&P 500 Index
(Long)                     73,484,150   74,791,519      Sep-03     (1,307,369)
...............................................................................
Tokyo Price Index
(Long)                      7,601,291    7,338,595      Sep-03        262,696
...............................................................................
U.K. Gilt (Short)           2,211,213    2,241,658      Sep-03         30,445
...............................................................................
U.S. Treasury Note
2 Yr. (Short)                 432,594      432,054      Sep-03           (540)
...............................................................................
U.S. Treasury Note
5 Yr. (Long)               13,354,500   13,352,244      Sep-03          2,256
...............................................................................
U.S. Treasury Note
5 Yr. (Short)               1,151,250    1,157,301      Sep-03          6,051
...............................................................................
U.S. Treasury Note
10 Yr. (Long)               4,932,375    4,971,757      Sep-03        (39,382)
...............................................................................
U.S. Treasury Note
10 Yr. (Short)             13,740,188   13,803,191      Sep-03         63,003
------------------------------------------------------------------------------
                                                                     $606,466
------------------------------------------------------------------------------


TBA Sales Commitments at June 30, 2003 (Unaudited)
(proceeds receivable $17,133,089)
------------------------------------------------------------------------------
                                         Principal  Settlement         Market
Agency                                      Amount        Date          Value
...............................................................................
FHLMC, 4 1/2s, July 1, 2018             $1,628,000     7/17/03     $1,661,578
...............................................................................
FNMA, 7s, July 1, 2033                   2,271,000     7/14/03      2,391,647
...............................................................................
FNMA, 5s, July 1, 2033                  10,151,000     7/14/03     10,312,786
...............................................................................
GNMA 5s, July 1, 2033                    2,582,000     7/22/03      2,644,128
------------------------------------------------------------------------------
                                                                  $17,010,139
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                           Notional Termination  Appreciation
                                             Amount        Date (Depreciation)
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied by
the three month USD-LIBOR
adjusted by a specified spread
and receive/(pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay Index               $699,790     1/01/05            $--
...............................................................................
Agreement with Salomon Brothers
Holding Company dated
January 29, 2003 to receive (pay)
monthly the total rate of return
of Non US-WGBI in USD-HED
and pay monthly the notional
amount multiplied by the one month
USD LIBOR adjusted by a
specified spread                         22,024,472     1/31/05        13,585
...............................................................................
Agreement with Citigroup
Global Markets dated
May 21, 2003 to receive (pay)
at maturity the notional
amount multiplied by the
total rate of return of the
Lehman Brothers High Yield
Bond Index and pay the notional
amount multiplied by the six
month USD-Libor-BBA
adjusted by a specified spread              500,132    12/01/03      (156,039)
------------------------------------------------------------------------------
                                                                    $(142,454)
------------------------------------------------------------------------------


Credit Default Contracts Outstanding at June 30, 2003 (Unaudited)
(premiums received $8,603)
------------------------------------------------------------------------------
                                                       Notional        Market
                                                         Amount         Value
...............................................................................
Agreement with Merrill Lynch International
dated June 26, 2003, maturing on
September 20, 2008, to receive a
premium equal to 11.09% times
the notional amount. Upon a credit
default event of The Gap, Inc. 5.75%
due 3/15/09 the fund makes a payment
of the proportional notional amount
times the difference between the par
value and the then-market value of
The Gap, Inc. 5.75%, 2009.                              $60,000        $6,871
...............................................................................
Agreement with Merrill Lynch International
effective May 1, 2003, maturing on
June 20, 2008, to receive a premium equal
to 7.801% times the notional amount. For
each credit default event related to one of
the 100 issues within the Liberty Media Corp.,
the fund makes a payment of the proportional
notional amount times the difference between
the par value and the then-market value of
the defaulted issue.                                     25,000         2,078
------------------------------------------------------------------------------
                                                                       $8,949
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premium received $12,258)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
        6,328 Celestica, Inc.
              (Canada) (Call)                  Jul 03/$16.32           $1,835
...............................................................................
        8,952 Flextronics International,
              Ltd. (Singapore) (Call)          Jul 03/$11.60              358
...............................................................................
        3,818 InterActiveCorp. (Call)          Jul 03/$39.05            3,818
------------------------------------------------------------------------------
                                                                       $6,011
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Equity Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.4%)
.........................................................................................................................
            40,422   Omnicom Group, Inc.                                                                      $2,898,257
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
.........................................................................................................................
            33,700   Lockheed Martin Corp.                                                                     1,603,109
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
           939,964   Qantas Airways, Ltd. (Australia)                                                          2,061,211
.........................................................................................................................
           208,300   Southwest Airlines Co.                                                                    3,582,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,643,971
------------------------------------------------------------------------------------------------------------------------
Automotive (1.4%)
.........................................................................................................................
             4,627   Porsche AG (Preference) (Germany)                                                         1,949,769
.........................................................................................................................
           306,900   Toyota Motor Corp. (Japan)                                                                7,950,512
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,900,281
------------------------------------------------------------------------------------------------------------------------
Banking (11.7%)
.........................................................................................................................
           300,637   Allied Irish Banks PLC (Ireland)                                                          4,518,555
.........................................................................................................................
           173,648   Banco Bilbao Vizcaya Argentaria SA (Spain)                                                1,824,351
.........................................................................................................................
           439,058   Bank of New York Co., Inc. (The)                                                         12,622,918
.........................................................................................................................
           228,100   Comerica, Inc.                                                                           10,606,650
.........................................................................................................................
           136,600   Commerce Bancorp, Inc.                                                                    5,067,860
.........................................................................................................................
           359,850   Danske Bank A/S (Denmark)                                                                 7,008,873
.........................................................................................................................
           126,200   Fifth Third Bancorp                                                                       7,236,308
.........................................................................................................................
         4,757,821   Grupo Financiero BBVA Bancomer SA
                     de CV (Mexico) (NON)                                                                      4,032,206
.........................................................................................................................
           269,175   HSBC Holdings PLC (United Kingdom)                                                        3,180,033
.........................................................................................................................
            49,000   M&T Bank Corp.                                                                            4,126,780
.........................................................................................................................
            37,000   North Fork Bancorp., Inc.                                                                 1,260,220
.........................................................................................................................
           664,000   Overseas-Chinese Banking Corp.
                     (Singapore)                                                                               3,771,227
.........................................................................................................................
           584,300   U.S. Bancorp                                                                             14,315,350
.........................................................................................................................
           112,000   United Overseas Bank, Ltd. (Singapore)                                                      788,777
.........................................................................................................................
            74,100   Zions Bancorp                                                                             3,750,201
------------------------------------------------------------------------------------------------------------------------
                                                                                                              84,110,309
------------------------------------------------------------------------------------------------------------------------
Beverage (3.1%)
.........................................................................................................................
           160,500   Coca-Cola Co. (The)                                                                       7,448,805
.........................................................................................................................
           157,000   Companhia de Bebidas das Americas
                     (AmBev) ADR (Brazil)                                                                      3,194,950
.........................................................................................................................
           700,223   Diageo PLC (United Kingdom)                                                               7,475,231
.........................................................................................................................
            47,700   Fomento Economico Mexicano SA
                     de CV ADR (Mexico)                                                                        1,965,240
.........................................................................................................................
            79,391   Interbrew (Belgium)                                                                       1,763,883
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,848,109
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.7%)
.........................................................................................................................
            72,900   Amgen, Inc. (NON)                                                                         4,843,476
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.5%)
.........................................................................................................................
           396,040   Mediaset SpA (Italy)                                                                      3,351,383
.........................................................................................................................
            77,632   Societe Television Francaise I (France)                                                   2,388,873
.........................................................................................................................
           119,300   Viacom, Inc. Class B (NON)                                                                5,208,638
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,948,894
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.2%)
.........................................................................................................................
           100,500   Comcast Corp. Class A (NON)                                                               3,033,090
.........................................................................................................................
           195,923   Comcast Corp. Class A (Special) (NON)                                                     5,648,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,681,550
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.7%)
.........................................................................................................................
            54,540   BASF AG (Germany)                                                                         2,320,176
.........................................................................................................................
            41,906   Ciba Specialty Chemicals AG
                     (Switzerland)                                                                             2,537,507
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,857,683
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
.........................................................................................................................
            40,500   SECOM Co., Ltd. (Japan)                                                                   1,187,505
.........................................................................................................................
           101,600   Yahoo!, Inc. (NON)                                                                        3,328,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,515,921
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.3%)
.........................................................................................................................
           627,500   Nokia OYJ ADR (Finland)                                                                  10,309,825
.........................................................................................................................
           162,800   QUALCOMM, Inc.                                                                            5,820,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,129,925
------------------------------------------------------------------------------------------------------------------------
Computers (1.7%)
.........................................................................................................................
           293,700   Dell Computer Corp. (NON)                                                                 9,386,652
.........................................................................................................................
            42,700   Lexmark International, Inc. (NON)                                                         3,021,879
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,408,531
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.5%)
.........................................................................................................................
             1,613   Berkshire Hathaway, Inc. Class B (NON)                                                    3,919,590
.........................................................................................................................
           676,124   Brambles Industries PLC
                     (United Kingdom)                                                                          1,829,592
.........................................................................................................................
           244,510   Investor AB Class B (Sweden)                                                              1,787,197
.........................................................................................................................
           545,712   Tyco International, Ltd. (Bermuda)                                                       10,357,614
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,893,993
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.0%)
.........................................................................................................................
           150,030   LVMH Moet Hennessy Louis Vuitton
                     SA (France)                                                                               7,440,101
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.4%)
.........................................................................................................................
           123,900   Capital One Financial Corp.                                                               6,093,402
.........................................................................................................................
           545,000   MBNA Corp.                                                                               11,357,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,451,202
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
           384,795   Reckitt Benckiser PLC (United Kingdom)                                                    7,060,219
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.2%)
.........................................................................................................................
           125,600   Edison International (NON)                                                                2,063,608
.........................................................................................................................
            74,450   Entergy Corp.                                                                             3,929,471
.........................................................................................................................
           156,710   Iberdrola SA (Spain)                                                                      2,713,411
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,706,490
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.5%)
.........................................................................................................................
            72,650   Emerson Electric Co.                                                                      3,712,415
------------------------------------------------------------------------------------------------------------------------
Electronics (2.1%)
.........................................................................................................................
           120,000   Murata Manufacturing Co., Ltd. (Japan)                                                    4,718,034
.........................................................................................................................
            35,070   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                            10,435,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,153,784
------------------------------------------------------------------------------------------------------------------------
Financial (5.7%)
.........................................................................................................................
           565,572   Citigroup, Inc.                                                                          24,206,482
.........................................................................................................................
           333,000   Freddie Mac                                                                              16,906,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,112,892
------------------------------------------------------------------------------------------------------------------------
Food (1.7%)
.........................................................................................................................
            66,600   Krispy Kreme Doughnuts, Inc. (NON)                                                        2,742,588
.........................................................................................................................
            46,992   Nestle SA (Switzerland)                                                                   9,698,910
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,441,498
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.1%)
.........................................................................................................................
            33,400   Aracruz Celulose SA ADR (Brazil)                                                            703,404
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.0%)
.........................................................................................................................
            71,300   GTECH Holdings Corp.                                                                      2,684,445
.........................................................................................................................
           112,900   Harrah's Entertainment, Inc. (NON)                                                        4,543,096
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,227,541
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.2%)
.........................................................................................................................
            30,100   AmerisourceBergen Corp.                                                                   2,087,435
.........................................................................................................................
           183,800   Cardinal Health, Inc.                                                                    11,818,340
.........................................................................................................................
            43,400   CIGNA Corp.                                                                               2,037,196
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,942,971
------------------------------------------------------------------------------------------------------------------------
Insurance (3.4%)
.........................................................................................................................
           191,000   American International Group, Inc.                                                       10,539,380
.........................................................................................................................
           303,165   ING Groep NV (Netherlands)                                                                5,266,663
.........................................................................................................................
            97,300   Radian Group, Inc.                                                                        3,566,045
.........................................................................................................................
            60,850   XL Capital, Ltd. Class A (Bermuda)                                                        5,050,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,422,638
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
.........................................................................................................................
           116,600   JPMorgan Chase & Co.                                                                      3,985,388
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.0%)
.........................................................................................................................
         1,117,553   Hilton Group PLC (United Kingdom)                                                         3,392,891
.........................................................................................................................
           164,500   Royal Caribbean Cruises, Ltd.                                                             3,809,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,202,711
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
.........................................................................................................................
           432,364   Amersham PLC (United Kingdom)                                                             3,244,189
.........................................................................................................................
           141,900   Baxter International, Inc.                                                                3,689,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,933,589
------------------------------------------------------------------------------------------------------------------------
Metals (2.6%)
.........................................................................................................................
           285,281   Arcelor (Luxembourg)                                                                      3,321,455
.........................................................................................................................
         1,333,053   BHP Billiton PLC (United Kingdom)                                                         7,016,524
.........................................................................................................................
            91,800   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                              2,722,788
.........................................................................................................................
           293,433   Rio Tinto PLC (United Kingdom)                                                            5,519,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,580,242
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.4%)
.........................................................................................................................
            64,000   Canon, Inc. (Japan)                                                                       2,937,443
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.1%)
.........................................................................................................................
            60,300   Canadian Natural Resources, Ltd. (Canada)                                                 2,385,812
.........................................................................................................................
         2,104,500   CNOOC, Ltd. (Hong Kong)                                                                   3,103,624
.........................................................................................................................
           148,365   EnCana Corp. (Canada)                                                                     5,646,279
.........................................................................................................................
           153,530   ENI SpA (Italy)                                                                           2,326,938
.........................................................................................................................
           129,900   Petroleo Brasileiro SA ADR (Brazil)                                                       2,566,824
.........................................................................................................................
           955,701   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          6,307,627
.........................................................................................................................
           163,886   TotalFinaElf SA Class B (France)                                                         24,763,686
.........................................................................................................................
            67,125   YUKOS ADR (Russia)                                                                        3,745,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,846,365
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.7%)
.........................................................................................................................
            33,300   Allergan, Inc.                                                                            2,567,430
.........................................................................................................................
           151,446   AstraZeneca PLC (United Kingdom)                                                          6,072,227
.........................................................................................................................
            54,100   Forest Laboratories, Inc. (NON)                                                           2,961,975
.........................................................................................................................
           350,181   GlaxoSmithKline PLC (United Kingdom)                                                      7,066,477
.........................................................................................................................
           195,700   Johnson & Johnson                                                                        10,117,690
.........................................................................................................................
           128,200   King Pharmaceuticals, Inc. (NON)                                                          1,892,232
.........................................................................................................................
           160,085   Novartis AG (Switzerland)                                                                 6,336,255
.........................................................................................................................
             5,670   Novo-Nordisk A/S (Denmark)                                                                  198,521
.........................................................................................................................
           800,140   Pfizer, Inc.                                                                             27,324,781
.........................................................................................................................
            51,309   Sanofi-Synthelabo SA (France)                                                             3,004,563
.........................................................................................................................
            31,078   Schering AG (Germany)                                                                     1,516,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,058,711
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
.........................................................................................................................
           209,250   Xerox Corp. (NON)                                                                         2,215,958
------------------------------------------------------------------------------------------------------------------------
Publishing (0.9%)
.........................................................................................................................
           565,529   Reed Elsevier NV (Netherlands)                                                            6,668,726
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
            23,600   Canadian National Railway Co. (Canada)                                                    1,138,936
.........................................................................................................................
            17,000   Union Pacific Corp.                                                                         986,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,125,276
------------------------------------------------------------------------------------------------------------------------
Retail (6.5%)
.........................................................................................................................
            90,090   AutoZone, Inc. (NON)                                                                      6,844,137
.........................................................................................................................
           318,875   Boots Group PLC (United Kingdom)                                                          3,412,042
.........................................................................................................................
         1,567,789   Dixons Group PLC (United Kingdom)                                                         3,414,644
.........................................................................................................................
           102,300   Family Dollar Stores, Inc.                                                                3,902,745
.........................................................................................................................
           109,000   Industria de Diseno Textil (Inditex)
                     SA (Spain)                                                                                2,740,868
.........................................................................................................................
           130,900   Kohl's Corp. (NON)                                                                        6,725,642
.........................................................................................................................
           163,680   Lowe's Cos., Inc.                                                                         7,030,056
.........................................................................................................................
           271,600   TJX Cos., Inc. (The)                                                                      5,116,885
.........................................................................................................................
           132,100   Wal-Mart Stores, Inc.                                                                     7,089,807
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,276,826
------------------------------------------------------------------------------------------------------------------------
Software (4.7%)
.........................................................................................................................
           267,850   Computer Associates International, Inc.                                                   5,967,698
.........................................................................................................................
            39,200   KONAMI Corp. (Japan)                                                                        702,041
.........................................................................................................................
           799,400   Microsoft Corp.                                                                          20,472,634
.........................................................................................................................
           389,439   Oracle Corp. (NON)                                                                        4,681,057
.........................................................................................................................
           192,064   T-Online International AG (Germany) (NON)                                                 1,951,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,775,102
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.8%)
.........................................................................................................................
            84,719   Automatic Data Processing, Inc.                                                           2,868,585
.........................................................................................................................
               173   Yahoo Japan Corp. (Japan) (NON)                                                           2,810,079
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,678,664
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.2%)
.........................................................................................................................
           146,500   Hellenic Telecommunication
                     Organization SA (Greece)                                                                  1,732,576
.........................................................................................................................
           102,940   KT Corp. (South Korea)                                                                    4,029,588
.........................................................................................................................
             5,062   NTT DoCoMo, Inc. (Japan)                                                                 10,963,117
.........................................................................................................................
           333,270   Portugal Telecom SGPS SA (Portugal)                                                       2,387,802
.........................................................................................................................
            20,854   SK Telecom Co., Ltd. (South Korea)                                                        3,565,982
.........................................................................................................................
            15,388   Swisscom AG (Switzerland)                                                                 4,374,819
.........................................................................................................................
           751,292   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             2,303,011
.........................................................................................................................
           256,230   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                      8,050,747
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,407,642
------------------------------------------------------------------------------------------------------------------------
Textiles (0.5%)
.........................................................................................................................
            60,000   Nike, Inc.                                                                                3,209,400
------------------------------------------------------------------------------------------------------------------------
Tobacco (4.2%)
.........................................................................................................................
           280,203   Altadis SA (Spain)                                                                        7,180,993
.........................................................................................................................
           444,630   Altria Group, Inc.                                                                       20,203,987
.........................................................................................................................
           301,222   Korea Tobacco & Ginseng Corp. (KT&G)
                     GDR (South Korea)                                                                         2,494,118
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,879,098
------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
.........................................................................................................................
            11,000   Nintendo Co., Ltd. (Japan)                                                                  799,917
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $685,190,847)                                                                    $695,240,222
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $18,003,822   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                  $17,993,192
.........................................................................................................................
        18,518,121   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and
                     due dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                   18,518,121
.........................................................................................................................
         1,585,000   U.S. Treasury Bills zero %,
                     November 6, 2003 (SEG)                                                                    1,578,797
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $38,090,110)                                                                      $38,090,110
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $723,280,957)                                                                    $733,330,332
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $42,446,598)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars        $12,803,342  $12,584,825     9/17/03       $218,517
...............................................................................
British Pounds              7,875,989    7,793,576     9/17/03         82,413
...............................................................................
Canadian Dollars           12,010,673   11,776,582     9/17/03        234,091
...............................................................................
Japanese Yen                3,070,613    3,096,153     9/17/03        (25,540)
...............................................................................
Swedish Krona               6,967,278    7,195,462     9/17/03       (228,184)
------------------------------------------------------------------------------
                                                                     $281,297
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $34,747,916)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars         $1,675,036   $1,645,527     9/17/03       $(29,509)
...............................................................................
Euro                        3,518,082    3,586,360     9/17/03         68,278
...............................................................................
Japanese Yen               15,396,375   15,553,413     9/17/03        157,038
...............................................................................
Mexican Pesos              10,409,818   10,368,516     9/17/03        (41,302)
...............................................................................
Swiss Francs                3,480,770    3,594,100     9/17/03        113,330
------------------------------------------------------------------------------
                                                                     $267,835
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate  Expiration   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Dow Jones Euro
Stoxx 50 (Long)            $2,870,283   $2,962,457      Sep-03       $(92,174)
...............................................................................
New Financial Times
Stock Exchange 100
Index (Long)                2,119,391    2,200,551      Sep-03        (81,160)
...............................................................................
S&P 500 Index
(Long)                     10,706,300   10,940,960      Sep-03       (234,660)
...............................................................................
Tokyo Price Index
(Long)                      1,956,768    1,881,679      Sep-03         75,089
------------------------------------------------------------------------------
                                                                    $(332,905)
------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Bermuda                                                                   2.1%
...............................................................................
Brazil                                                                    1.2
...............................................................................
Canada                                                                    1.2
...............................................................................
Denmark                                                                   1.0
...............................................................................
Finland                                                                   1.4
...............................................................................
France                                                                    5.1
...............................................................................
Germany                                                                   1.1
...............................................................................
Ireland                                                                   0.6
...............................................................................
Italy                                                                     0.8
...............................................................................
Japan                                                                     4.4
...............................................................................
Luxembourg                                                                0.5
...............................................................................
Mexico                                                                    1.9
...............................................................................
Netherlands                                                               1.6
...............................................................................
Russia                                                                    0.5
...............................................................................
Singapore                                                                 0.6
...............................................................................
South Korea                                                               2.8
...............................................................................
Spain                                                                     2.0
...............................................................................
Switzerland                                                               3.1
...............................................................................
United Kingdom                                                            8.9
...............................................................................
United States                                                            57.1
...............................................................................
Other                                                                     2.1
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth and Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (98.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.3%)
.........................................................................................................................
         1,400,559   Boeing Co. (The)                                                                        $48,067,185
.........................................................................................................................
            30,229   Goodrich Corp.                                                                              634,809
.........................................................................................................................
           455,478   Lockheed Martin Corp.                                                                    21,667,088
.........................................................................................................................
           191,929   Northrop Grumman Corp.                                                                   16,561,553
.........................................................................................................................
           425,700   Raytheon Co.                                                                             13,979,988
.........................................................................................................................
           440,300   Rockwell Collins, Inc.                                                                   10,844,589
.........................................................................................................................
           295,542   United Technologies Corp.                                                                20,933,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                             132,688,452
------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
.........................................................................................................................
           874,787   Southwest Airlines Co.                                                                   15,046,336
------------------------------------------------------------------------------------------------------------------------
Automotive (0.5%)
.........................................................................................................................
         1,426,186   Ford Motor Co.                                                                           15,673,784
.........................................................................................................................
           222,681   Lear Corp. (NON)                                                                         10,247,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,921,564
------------------------------------------------------------------------------------------------------------------------
Banking (12.0%)
.........................................................................................................................
           155,494   AmSouth Bancorporation                                                                    3,395,989
.........................................................................................................................
         1,581,241   Bank of America Corp.                                                                   124,965,476
.........................................................................................................................
         2,050,693   Bank of New York Co., Inc. (The)                                                         58,957,424
.........................................................................................................................
           287,900   Bank One Corp.                                                                           10,704,122
.........................................................................................................................
           330,389   BB&T Corp.                                                                               11,332,343
.........................................................................................................................
           660,490   Comerica, Inc.                                                                           30,712,785
.........................................................................................................................
           695,974   Fifth Third Bancorp                                                                      39,907,149
.........................................................................................................................
           109,042   First Tennessee National Corp.                                                            4,788,034
.........................................................................................................................
           661,427   FleetBoston Financial Corp.                                                              19,650,996
.........................................................................................................................
           156,700   M&T Bank Corp.                                                                           13,197,274
.........................................................................................................................
           258,700   Mellon Financial Corp.                                                                    7,178,925
.........................................................................................................................
           556,441   National City Corp.                                                                      18,201,185
.........................................................................................................................
           100,000   Northern Trust Corp.                                                                      4,179,000
.........................................................................................................................
           436,398   Sovereign Bancorp, Inc.                                                                   6,829,629
.........................................................................................................................
           521,164   State Street Corp.                                                                       20,533,862
.........................................................................................................................
           623,500   Synovus Financial Corp.                                                                  13,405,250
.........................................................................................................................
            36,200   TCF Financial Corp.                                                                       1,442,208
.........................................................................................................................
         4,390,257   U.S. Bancorp                                                                            107,561,297
.........................................................................................................................
           505,801   Wachovia Corp.                                                                           20,211,808
.........................................................................................................................
         1,385,959   Washington Mutual, Inc.                                                                  57,240,107
.........................................................................................................................
         1,705,805   Wells Fargo & Co.                                                                        85,972,572
.........................................................................................................................
           134,015   Zions Bancorp.                                                                            6,782,499
------------------------------------------------------------------------------------------------------------------------
                                                                                                             667,149,934
------------------------------------------------------------------------------------------------------------------------
Beverage (2.2%)
.........................................................................................................................
           143,700   Anheuser-Busch Cos., Inc.                                                                 7,335,885
.........................................................................................................................
         1,731,753   Coca-Cola Co. (The)                                                                      80,370,657
.........................................................................................................................
           895,302   Coca-Cola Enterprises, Inc.                                                              16,249,731
.........................................................................................................................
           823,378   Pepsi Bottling Group, Inc. (The)                                                         16,484,028
------------------------------------------------------------------------------------------------------------------------
                                                                                                             120,440,301
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
           539,300   Masco Corp.                                                                              12,862,305
.........................................................................................................................
           116,148   Sherwin Williams Co.                                                                      3,122,058
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,984,363
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
.........................................................................................................................
           213,600   Comcast Corp. Class A (NON)                                                               6,446,448
.........................................................................................................................
           213,000   Comcast Corp. Class A (Special) (NON)                                                     6,140,790
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,587,238
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.9%)
.........................................................................................................................
           249,800   Avery Dennison Corp.                                                                     12,539,960
.........................................................................................................................
         1,244,161   Dow Chemical Co. (The)                                                                   38,519,225
.........................................................................................................................
           433,400   E.I. du Pont de Nemours & Co.                                                            18,046,776
.........................................................................................................................
           367,136   Hercules, Inc. (NON)                                                                      3,634,646
.........................................................................................................................
           638,518   PPG Industries, Inc.                                                                     32,398,403
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,139,010
------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
.........................................................................................................................
           163,490   Arch Coal, Inc.                                                                           3,757,000
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
.........................................................................................................................
           215,078   H&R Block, Inc.                                                                           9,302,124
------------------------------------------------------------------------------------------------------------------------
Computers (2.9%)
.........................................................................................................................
         6,291,629   Hewlett-Packard Co.                                                                     134,011,698
.........................................................................................................................
           144,250   Lexmark International, Inc. (NON)                                                        10,208,573
.........................................................................................................................
         3,294,200   Sun Microsystems, Inc. (NON)                                                             15,153,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                             159,373,591
------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.2%)
.........................................................................................................................
            16,590   Berkshire Hathaway, Inc. Class B (NON)                                                   40,313,700
.........................................................................................................................
         4,971,825   General Electric Co.                                                                    142,591,941
.........................................................................................................................
           809,270   Honeywell International, Inc.                                                            21,728,900
.........................................................................................................................
           206,842   Textron, Inc.                                                                             8,070,975
.........................................................................................................................
         3,787,995   Tyco International, Ltd. (Bermuda)                                                       71,896,145
------------------------------------------------------------------------------------------------------------------------
                                                                                                             284,601,661
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.9%)
.........................................................................................................................
           510,145   Capital One Financial Corp.                                                              25,088,931
.........................................................................................................................
         3,558,663   MBNA Corp.                                                                               74,162,537
.........................................................................................................................
           318,700   Providian Financial Corp. (NON)                                                           2,951,162
------------------------------------------------------------------------------------------------------------------------
                                                                                                             102,202,630
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.9%)
.........................................................................................................................
           377,100   Colgate-Palmolive Co.                                                                    21,852,945
.........................................................................................................................
           567,310   Fortune Brands, Inc.                                                                     29,613,582
.........................................................................................................................
           433,000   Gillette Co. (The)                                                                       13,795,380
.........................................................................................................................
           447,818   Kimberly-Clark Corp.                                                                     23,349,231
.........................................................................................................................
           325,341   Newell Rubbermaid, Inc.                                                                   9,109,548
.........................................................................................................................
           651,176   Procter & Gamble Co.                                                                     58,071,876
.........................................................................................................................
            88,000   Unilever NV (Netherlands)                                                                 4,752,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             160,544,562
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
.........................................................................................................................
         2,109,100   Service Corp. International (NON)                                                         8,162,217
------------------------------------------------------------------------------------------------------------------------
Containers (0.2%)
.........................................................................................................................
           234,400   Owens-Illinois, Inc. (NON)                                                                3,227,688
.........................................................................................................................
           106,845   Sealed Air Corp. (NON)                                                                    5,092,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,319,921
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.6%)
.........................................................................................................................
         2,235,698   CenterPoint Energy, Inc.                                                                 18,220,939
.........................................................................................................................
           144,300   Dominion Resources, Inc.                                                                  9,274,161
.........................................................................................................................
           383,900   Duke Energy Corp.                                                                         7,658,805
.........................................................................................................................
         2,071,521   Edison International (NON)                                                               34,035,090
.........................................................................................................................
           400,925   Entergy Corp.                                                                            21,160,822
.........................................................................................................................
           290,383   Exelon Corp.                                                                             17,367,807
.........................................................................................................................
           798,360   FirstEnergy Corp.                                                                        30,696,942
.........................................................................................................................
           153,200   FPL Group, Inc.                                                                          10,241,420
.........................................................................................................................
         1,418,086   PG&E Corp. (NON)                                                                         29,992,519
.........................................................................................................................
               785   PPL Corp.                                                                                    33,755
.........................................................................................................................
           490,453   Progress Energy, Inc.                                                                    21,530,887
------------------------------------------------------------------------------------------------------------------------
                                                                                                             200,213,147
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.3%)
.........................................................................................................................
           300,100   Emerson Electric Co.                                                                     15,335,110
.........................................................................................................................
           132,019   Rockwell International Corp.                                                              3,147,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,482,443
------------------------------------------------------------------------------------------------------------------------
Electronics (0.6%)
.........................................................................................................................
           238,945   Flextronics International, Ltd.
                     (Singapore) (NON)                                                                         2,482,639
.........................................................................................................................
         1,733,000   Motorola, Inc.                                                                           16,342,190
.........................................................................................................................
         4,404,714   Solectron Corp. (NON)                                                                    16,473,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,298,459
------------------------------------------------------------------------------------------------------------------------
Energy (1.0%)
.........................................................................................................................
            48,000   BJ Services Co. (NON)                                                                     1,793,280
.........................................................................................................................
         1,296,004   Halliburton Co.                                                                          29,808,092
.........................................................................................................................
           302,500   Schlumberger, Ltd.                                                                       14,389,925
.........................................................................................................................
           309,000   Transocean Sedco Forex, Inc. (NON)                                                        6,788,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,780,027
------------------------------------------------------------------------------------------------------------------------
Financial (8.0%)
.........................................................................................................................
         5,952,362   Citigroup, Inc.                                                                         254,761,094
.........................................................................................................................
         1,803,550   Fannie Mae                                                                              121,631,412
.........................................................................................................................
         1,255,729   Freddie Mac                                                                              63,753,361
.........................................................................................................................
            77,583   MGIC Investment Corp.                                                                     3,618,471
------------------------------------------------------------------------------------------------------------------------
                                                                                                             443,764,338
------------------------------------------------------------------------------------------------------------------------
Food (1.8%)
.........................................................................................................................
           716,671   Archer Daniels Midland Co.                                                                9,223,556
.........................................................................................................................
           538,016   ConAgra, Inc.                                                                            12,697,178
.........................................................................................................................
           635,580   H.J. Heinz Co.                                                                           20,961,428
.........................................................................................................................
           111,407   Hershey Foods Corp.                                                                       7,760,612
.........................................................................................................................
           563,825   Kellogg Co.                                                                              19,378,665
.........................................................................................................................
           493,929   Kraft Foods, Inc. Class A                                                                16,077,389
.........................................................................................................................
           711,806   Sara Lee Corp.                                                                           13,389,071
------------------------------------------------------------------------------------------------------------------------
                                                                                                              99,487,899
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.8%)
.........................................................................................................................
           102,000   Boise Cascade Corp.                                                                       2,437,800
.........................................................................................................................
           468,480   Smurfit-Stone Container Corp. (NON)                                                       6,104,294
.........................................................................................................................
           613,375   Weyerhaeuser Co.                                                                         33,122,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,664,344
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.3%)
.........................................................................................................................
           253,626   Harrah's Entertainment, Inc. (NON)                                                       10,205,910
.........................................................................................................................
           260,292   MGM Mirage, Inc. (NON)                                                                    8,896,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,102,691
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.0%)
.........................................................................................................................
           172,890   AmerisourceBergen Corp.                                                                  11,989,922
.........................................................................................................................
           587,651   Cardinal Health, Inc.                                                                    37,785,959
.........................................................................................................................
           354,216   Caremark Rx, Inc. (NON)                                                                   9,096,267
.........................................................................................................................
           575,996   CIGNA Corp.                                                                              27,037,252
.........................................................................................................................
            71,522   Express Scripts, Inc. Class A (NON)                                                       4,886,383
.........................................................................................................................
           267,315   HCA, Inc.                                                                                 8,564,773
.........................................................................................................................
           177,900   Health Net, Inc. (NON)                                                                    5,861,805
.........................................................................................................................
           529,828   McKesson Corp.                                                                           18,936,053
.........................................................................................................................
           247,500   Oxford Health Plans, Inc. (NON)                                                          10,402,425
.........................................................................................................................
           110,384   Quest Diagnostics, Inc. (NON)                                                             7,042,499
.........................................................................................................................
           278,866   UnitedHealth Group, Inc.                                                                 14,013,017
.........................................................................................................................
           119,236   Wellpoint Health Networks, Inc. (NON)                                                    10,051,595
------------------------------------------------------------------------------------------------------------------------
                                                                                                             165,667,950
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
           377,773   Whirlpool Corp.                                                                          24,064,140
------------------------------------------------------------------------------------------------------------------------
Insurance (4.9%)
.........................................................................................................................
         1,084,484   ACE, Ltd. (Bermuda)                                                                      37,186,956
.........................................................................................................................
         2,612,474   American International Group, Inc.                                                      144,156,315
.........................................................................................................................
            62,300   Chubb Corp. (The)                                                                         3,738,000
.........................................................................................................................
           184,475   Fidelity National Financial, Inc.                                                         5,674,451
.........................................................................................................................
           121,700   Hartford Financial Services
                     Group, Inc. (The)                                                                         6,128,812
.........................................................................................................................
             1,226   MBIA, Inc.                                                                                   59,768
.........................................................................................................................
           339,000   Metlife, Inc.                                                                             9,600,480
.........................................................................................................................
           163,683   Old Republic International Corp.                                                          5,609,416
.........................................................................................................................
            70,153   Radian Group, Inc.                                                                        2,571,107
.........................................................................................................................
           245,400   St. Paul Cos., Inc. (The)                                                                 8,959,554
.........................................................................................................................
           120,359   Torchmark Corp.                                                                           4,483,373
.........................................................................................................................
           696,882   Travelers Property Casualty Corp.
                     Class A                                                                                  11,080,424
.........................................................................................................................
         1,080,490   Travelers Property Casualty Corp.
                     Class B                                                                                  17,039,327
.........................................................................................................................
           191,100   XL Capital, Ltd. Class A (Bermuda)                                                       15,861,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                             272,149,283
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.5%)
.........................................................................................................................
            34,939   Goldman Sachs Group, Inc. (The)                                                           2,926,141
.........................................................................................................................
         2,837,012   JPMorgan Chase & Co.                                                                     96,969,070
.........................................................................................................................
            98,093   Legg Mason, Inc.                                                                          6,371,140
.........................................................................................................................
         1,778,795   Merrill Lynch & Co., Inc.                                                                83,034,151
.........................................................................................................................
            52,343   Morgan Stanley Dean Witter & Co.                                                          2,237,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                             191,538,165
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
.........................................................................................................................
           396,900   Marriott International, Inc. Class A                                                     15,248,898
.........................................................................................................................
           207,100   Royal Caribbean Cruises, Ltd.                                                             4,796,436
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,045,334
------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
.........................................................................................................................
           457,907   Ingersoll-Rand Co. Class A (Bermuda)                                                     21,668,159
.........................................................................................................................
           227,400   Parker-Hannifin Corp.                                                                     9,548,526
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,216,685
------------------------------------------------------------------------------------------------------------------------
Manufacturing (--%)
.........................................................................................................................
            28,893   Dover Corp.                                                                                 865,634
------------------------------------------------------------------------------------------------------------------------
Media (2.6%)
.........................................................................................................................
         2,999,958   AOL Time Warner, Inc. (NON)                                                              48,269,324
.........................................................................................................................
         3,822,503   Liberty Media Corp. Class A (NON)                                                        44,188,135
.........................................................................................................................
         2,675,921   Walt Disney Co. (The)                                                                    52,849,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                             145,306,899
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.2%)
.........................................................................................................................
           455,318   Baxter International, Inc.                                                               11,838,268
------------------------------------------------------------------------------------------------------------------------
Metals (0.6%)
.........................................................................................................................
           907,200   Alcoa, Inc.                                                                              23,133,600
.........................................................................................................................
           221,640   Barrick Gold Corp.                                                                        3,967,356
.........................................................................................................................
           121,265   Nucor Corp.                                                                               5,923,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,024,751
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
           212,000   El Paso Corp.                                                                             1,712,960
.........................................................................................................................
           723,400   NiSource, Inc.                                                                           13,744,600
.........................................................................................................................
           140,476   Sempra Energy                                                                             4,007,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,465,340
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
           112,756   Pitney Bowes, Inc.                                                                        4,330,958
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.7%)
.........................................................................................................................
           130,835   Amerada Hess Corp.                                                                        6,434,465
.........................................................................................................................
           504,700   Burlington Resources, Inc.                                                               27,289,129
.........................................................................................................................
           714,747   Chevron Texaco Corp.                                                                     51,604,733
.........................................................................................................................
           862,371   ConocoPhillips                                                                           47,257,931
.........................................................................................................................
           142,588   Devon Energy Corp.                                                                        7,614,199
.........................................................................................................................
         4,236,502   Exxon Mobil Corp.                                                                       152,132,787
.........................................................................................................................
           684,346   Marathon Oil Corp.                                                                       18,032,517
.........................................................................................................................
           205,798   Noble Corp. (Cayman Islands) (NON)                                                        7,058,871
.........................................................................................................................
           138,242   Occidental Petroleum Corp.                                                                4,638,019
.........................................................................................................................
           570,000   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                            26,573,400
.........................................................................................................................
           792,993   Unocal Corp.                                                                             22,750,969
------------------------------------------------------------------------------------------------------------------------
                                                                                                             371,387,020
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.5%)
.........................................................................................................................
         1,707,641   Abbott Laboratories                                                                      74,726,370
.........................................................................................................................
         1,313,083   Bristol-Myers Squibb Co.                                                                 35,650,203
.........................................................................................................................
           930,864   King Pharmaceuticals, Inc. (NON)                                                         13,739,553
.........................................................................................................................
           576,780   Lilly (Eli) & Co.                                                                        39,780,517
.........................................................................................................................
         1,534,290   Merck & Co., Inc.                                                                        92,901,260
.........................................................................................................................
         5,752,843   Pfizer, Inc.                                                                            196,459,588
.........................................................................................................................
           757,000   Schering-Plough Corp.                                                                    14,080,200
.........................................................................................................................
         1,235,962   Wyeth                                                                                    56,298,069
------------------------------------------------------------------------------------------------------------------------
                                                                                                             523,635,760
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.4%)
.........................................................................................................................
           122,479   Eastman Kodak Co.                                                                         3,349,801
.........................................................................................................................
         1,657,486   Xerox Corp. (NON)                                                                        17,552,777
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,902,578
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
            80,400   McGraw-Hill Cos., Inc. (The)                                                              4,984,800
------------------------------------------------------------------------------------------------------------------------
Railroads (1.5%)
.........................................................................................................................
           953,949   Burlington Northern Santa Fe Corp.                                                       27,130,310
.........................................................................................................................
           261,126   CSX Corp.                                                                                 7,857,281
.........................................................................................................................
           795,235   Norfolk Southern Corp.                                                                   15,268,512
.........................................................................................................................
           547,069   Union Pacific Corp.                                                                      31,740,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                              81,997,046
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
.........................................................................................................................
            63,200   Boston Properties, Inc. (R)                                                               2,768,160
.........................................................................................................................
           632,942   Equity Office Properties Trust (R)                                                       17,095,763
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,863,923
------------------------------------------------------------------------------------------------------------------------
Regional Bells (3.9%)
.........................................................................................................................
         2,012,040   BellSouth Corp.                                                                          53,580,625
.........................................................................................................................
           511,300   Qwest Communications
                     International, Inc. (NON)                                                                 2,444,014
.........................................................................................................................
         2,569,967   SBC Communications, Inc.                                                                 65,662,657
.........................................................................................................................
         2,305,983   Verizon Communications, Inc.                                                             90,971,029
------------------------------------------------------------------------------------------------------------------------
                                                                                                             212,658,325
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
.........................................................................................................................
           189,000   Darden Restaurants, Inc.                                                                  3,587,220
.........................................................................................................................
         1,318,900   McDonald's Corp.                                                                         29,094,934
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,682,154
------------------------------------------------------------------------------------------------------------------------
Retail (3.4%)
.........................................................................................................................
            35,074   AutoZone, Inc. (NON)                                                                      2,664,572
.........................................................................................................................
           329,324   Federated Department Stores, Inc.                                                        12,135,589
.........................................................................................................................
         1,007,389   Home Depot, Inc. (The)                                                                   33,364,724
.........................................................................................................................
         1,435,739   JC Penney Co., Inc. (Holding Co.)                                                        24,192,202
.........................................................................................................................
         1,072,876   Limited, Inc. (The)                                                                      16,629,578
.........................................................................................................................
           598,814   Lowe's Cos., Inc.                                                                        25,719,061
.........................................................................................................................
           284,700   May Department Stores Co.                                                                 6,337,422
.........................................................................................................................
         1,067,898   Office Depot, Inc. (NON)                                                                 15,495,200
.........................................................................................................................
           383,332   RadioShack Corp.                                                                         10,085,465
.........................................................................................................................
         2,309,200   Rite Aid Corp. (NON)                                                                     10,275,940
.........................................................................................................................
           225,400   Sears, Roebuck & Co.                                                                      7,582,456
.........................................................................................................................
           435,094   Staples, Inc. (NON)                                                                       7,983,975
.........................................................................................................................
           741,815   TJX Cos., Inc. (The)                                                                     13,975,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                             186,441,979
------------------------------------------------------------------------------------------------------------------------
Software (1.2%)
.........................................................................................................................
           113,782   Amdocs, Ltd. (Guernsey) (NON)                                                             2,730,768
.........................................................................................................................
           523,346   BMC Software, Inc. (NON)                                                                  8,546,240
.........................................................................................................................
         2,029,056   Computer Associates International, Inc.                                                  45,207,368
.........................................................................................................................
           321,932   Microsoft Corp.                                                                           8,244,679
.........................................................................................................................
            55,812   Symantec Corp. (NON)                                                                      2,447,914
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,176,969
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
.........................................................................................................................
           387,893   Automatic Data Processing, Inc.                                                          13,134,057
.........................................................................................................................
           253,823   Convergys Corp. (NON)                                                                     4,061,168
.........................................................................................................................
           182,264   Electronic Data Systems Corp.                                                             3,909,563
.........................................................................................................................
           266,447   SunGard Data Systems, Inc. (NON)                                                          6,903,642
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,008,430
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
.........................................................................................................................
         1,835,936   AT&T Wireless Services, Inc. (NON)                                                       15,073,035
.........................................................................................................................
           374,136   CenturyTel, Inc.                                                                         13,038,640
.........................................................................................................................
           911,136   Sprint Corp. (FON Group)                                                                 13,120,358
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,232,033
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
.........................................................................................................................
           191,383   Jones Apparel Group, Inc. (NON)                                                           5,599,867
.........................................................................................................................
            53,690   VF Corp.                                                                                  1,823,849
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,423,716
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.6%)
.........................................................................................................................
         3,090,683   Altria Group, Inc.                                                                      140,440,636
.........................................................................................................................
            99,883   R.J. Reynolds Tobacco Holdings, Inc.                                                      3,716,646
------------------------------------------------------------------------------------------------------------------------
                                                                                                             144,157,282
------------------------------------------------------------------------------------------------------------------------
Toys (0.3%)
.........................................................................................................................
           903,657   Mattel, Inc.                                                                             17,097,190
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
           156,064   Republic Services, Inc. (NON)                                                             3,537,971
.........................................................................................................................
           359,100   Waste Management, Inc.                                                                    8,650,719
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,188,690
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $4,900,111,039)                                                                $5,433,365,554
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           283,014   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                     $12,275,732
.........................................................................................................................
           169,977   Xerox Corp. 144A $3.75 cv. pfd.                                                          11,473,448
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $22,649,015)                                                                      $23,749,180
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,230,000   Freeport-McMoRan Copper & Gold, Inc.
                     144A cv. sr. notes 8 1/4s, 2006                                                          $5,737,285
.........................................................................................................................
         1,835,000   Lucent Technologies, Inc. cv. debs.
                     Ser. A, 2 3/4s, 2023                                                                      1,679,025
.........................................................................................................................
         2,000,000   Lucent Technologies, Inc. cv. debs.
                     Ser. B, 2 3/4s, 2025                                                                      1,867,500
.........................................................................................................................
         5,733,000   Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                        5,854,826
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $12,599,503)                                                                      $15,138,636
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $37,898,170   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                  $37,875,794
.........................................................................................................................
        60,296,558   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      60,296,558
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $98,172,352)                                                                      $98,172,352
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $5,033,531,909)                                                                $5,570,425,722
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Growth Opportunities Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
             3,100   Omnicom Group, Inc.                                                                        $222,270
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
.........................................................................................................................
             3,100   United Technologies Corp.                                                                   219,573
------------------------------------------------------------------------------------------------------------------------
Banking (0.6%)
.........................................................................................................................
            10,328   State Street Corp.                                                                          406,923
------------------------------------------------------------------------------------------------------------------------
Beverage (3.5%)
.........................................................................................................................
            10,900   Anheuser-Busch Cos., Inc.                                                                   556,445
.........................................................................................................................
            42,200   PepsiCo, Inc.                                                                             1,877,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,434,345
------------------------------------------------------------------------------------------------------------------------
Biotechnology (5.1%)
.........................................................................................................................
            45,500   Amgen, Inc. (NON)                                                                         3,023,020
.........................................................................................................................
             1,900   Genentech, Inc. (NON)                                                                       137,028
.........................................................................................................................
             4,900   Genzyme Corp. (NON)                                                                         204,820
.........................................................................................................................
             5,700   MedImmune, Inc. (NON)                                                                       207,309
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,572,177
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
.........................................................................................................................
             7,900   Viacom, Inc. Class B (NON)                                                                  344,914
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.6%)
.........................................................................................................................
            14,200   Comcast Corp. Class A (Special) (NON)                                                       409,386
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.4%)
.........................................................................................................................
             7,500   3M Co.                                                                                      967,350
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.7%)
.........................................................................................................................
            16,200   Paychex, Inc.                                                                               474,822
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.7%)
.........................................................................................................................
           126,500   Cisco Systems, Inc. (NON)                                                                 2,111,285
.........................................................................................................................
            13,500   QUALCOMM, Inc.                                                                              482,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,593,910
------------------------------------------------------------------------------------------------------------------------
Computers (7.1%)
.........................................................................................................................
            78,200   Dell Computer Corp. (NON)                                                                 2,499,272
.........................................................................................................................
            29,100   Hewlett-Packard Co.                                                                         619,830
.........................................................................................................................
            14,700   IBM Corp.                                                                                 1,212,750
.........................................................................................................................
             9,900   Lexmark International, Inc. (NON)                                                           700,623
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,032,475
------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.2%)
.........................................................................................................................
           152,200   General Electric Co.                                                                      4,365,096
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.3%)
.........................................................................................................................
            15,800   Capital One Financial Corp.                                                                 777,044
.........................................................................................................................
            75,500   MBNA Corp.                                                                                1,573,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,350,464
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (3.4%)
.........................................................................................................................
             3,000   Avon Products, Inc.                                                                         186,600
.........................................................................................................................
            13,300   Colgate-Palmolive Co.                                                                       770,735
.........................................................................................................................
            16,500   Procter & Gamble Co.                                                                      1,471,470
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,428,805
------------------------------------------------------------------------------------------------------------------------
Electronics (5.9%)
.........................................................................................................................
           182,100   Intel Corp.                                                                               3,784,766
.........................................................................................................................
             8,400   QLogic Corp. (NON)                                                                          405,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,190,738
------------------------------------------------------------------------------------------------------------------------
Financial (4.8%)
.........................................................................................................................
            18,700   Citigroup, Inc.                                                                             800,360
.........................................................................................................................
            37,800   Fannie Mae                                                                                2,549,232
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,349,592
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.5%)
.........................................................................................................................
            15,600   Cardinal Health, Inc.                                                                     1,003,080
.........................................................................................................................
            10,400   UnitedHealth Group, Inc.                                                                    522,600
.........................................................................................................................
             2,700   Wellpoint Health Networks, Inc. (NON)                                                       227,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,753,290
------------------------------------------------------------------------------------------------------------------------
Insurance (1.4%)
.........................................................................................................................
            18,400   American International Group, Inc.                                                        1,015,312
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.4%)
.........................................................................................................................
             9,700   Boston Scientific Corp. (NON)                                                               592,670
.........................................................................................................................
            29,100   Medtronic, Inc.                                                                           1,395,927
.........................................................................................................................
             7,400   St. Jude Medical, Inc. (NON)                                                                425,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,414,097
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (21.0%)
.........................................................................................................................
            31,700   Abbott Laboratories                                                                       1,387,192
.........................................................................................................................
             9,800   Allergan, Inc.                                                                              755,580
.........................................................................................................................
            31,800   Forest Laboratories, Inc. (NON)                                                           1,741,050
.........................................................................................................................
            59,800   Johnson & Johnson                                                                         3,091,660
.........................................................................................................................
            11,700   Merck & Co., Inc.                                                                           708,435
.........................................................................................................................
           174,000   Pfizer, Inc.                                                                              5,942,100
.........................................................................................................................
            26,300   Wyeth                                                                                     1,197,965
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,823,982
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.2%)
.........................................................................................................................
             4,400   Starbucks Corp. (NON)                                                                       107,888
------------------------------------------------------------------------------------------------------------------------
Retail (11.5%)
.........................................................................................................................
            18,100   Bed Bath & Beyond, Inc. (NON)                                                               702,461
.........................................................................................................................
            15,100   Best Buy Co., Inc. (NON)                                                                    663,192
.........................................................................................................................
            43,500   Home Depot, Inc. (The)                                                                    1,440,720
.........................................................................................................................
             5,300   Kohl's Corp. (NON)                                                                          272,314
.........................................................................................................................
            38,800   Lowe's Cos., Inc.                                                                         1,666,460
.........................................................................................................................
            28,100   TJX Cos., Inc. (The)                                                                        529,404
.........................................................................................................................
            41,300   Wal-Mart Stores, Inc.                                                                     2,216,571
.........................................................................................................................
            20,300   Walgreen Co.                                                                                611,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,102,152
------------------------------------------------------------------------------------------------------------------------
Software (9.6%)
.........................................................................................................................
           167,400   Microsoft Corp.                                                                           4,287,114
.........................................................................................................................
           208,900   Oracle Corp. (NON)                                                                        2,510,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,798,093
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.8%)
.........................................................................................................................
            12,600   Altria Group, Inc.                                                                          572,544
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $68,970,651)                                                                      $68,950,198
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.4%) (a) (cost $1,713,821)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,713,821   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      $1,713,821
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $70,684,472)                                                                      $70,664,019
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Health Sciences Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Biotechnology (12.3%)
.........................................................................................................................
           348,000   Amgen, Inc. (NON)                                                                       $23,121,120
.........................................................................................................................
            24,600   Biogen, Inc. (NON)                                                                          934,800
.........................................................................................................................
            16,500   Connetics Corp. (NON)                                                                       247,005
.........................................................................................................................
            96,500   Genentech, Inc. (NON)                                                                     6,959,580
.........................................................................................................................
            61,357   Genzyme Corp. (NON)                                                                       2,564,723
.........................................................................................................................
            92,600   Gilead Sciences, Inc. (NON)                                                               5,146,708
.........................................................................................................................
            90,400   IDEC Pharmaceuticals Corp. (NON)                                                          3,073,600
.........................................................................................................................
            11,847   IDEXX Laboratories, Inc. (NON)                                                              397,348
.........................................................................................................................
            42,403   MedImmune, Inc. (NON)                                                                     1,542,197
.........................................................................................................................
            61,100   Millennium Pharmaceuticals, Inc. (NON)                                                      961,103
.........................................................................................................................
             1,100   Nexia Biotechnologies, Inc. (Canada) (NON)                                                      729
.........................................................................................................................
            23,800   Nexia Biotechnologies, Inc. 144A
                     (Canada) (NON)                                                                               15,767
.........................................................................................................................
            30,452   QIAGEN NV (Netherlands) (NON)                                                               247,270
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,211,950
------------------------------------------------------------------------------------------------------------------------
Health Care Services (10.6%)
.........................................................................................................................
            33,600   AdvancePCS (NON)                                                                          1,284,528
.........................................................................................................................
            75,300   AmerisourceBergen Corp.                                                                   5,222,055
.........................................................................................................................
            37,300   Anthem, Inc. (NON)                                                                        2,877,695
.........................................................................................................................
            14,600   Apria Healthcare Group, Inc. (NON)                                                          363,248
.........................................................................................................................
           157,400   Cardinal Health, Inc.                                                                    10,120,820
.........................................................................................................................
            63,400   Caremark Rx, Inc. (NON)                                                                   1,628,112
.........................................................................................................................
            47,900   CIGNA Corp.                                                                               2,248,426
.........................................................................................................................
            22,800   Community Health Systems, Inc. (NON)                                                        439,812
.........................................................................................................................
            37,700   Express Scripts, Inc. Class A (NON)                                                       2,575,664
.........................................................................................................................
            49,000   Health Management Associates, Inc.
                     Class A                                                                                     904,050
.........................................................................................................................
            17,400   Laboratory Corp. of America Holdings (NON)                                                  524,610
.........................................................................................................................
            25,400   Omnicare, Inc.                                                                              858,266
.........................................................................................................................
            58,150   Steris Corp. (NON)                                                                        1,342,684
.........................................................................................................................
            16,300   Triad Hospitals, Inc. (NON)                                                                 404,566
.........................................................................................................................
           123,900   UnitedHealth Group, Inc.                                                                  6,225,975
.........................................................................................................................
             7,800   Universal Health Services, Inc. Class B (NON)                                               309,036
.........................................................................................................................
            20,400   Wellpoint Health Networks, Inc. (NON)                                                     1,719,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,049,267
------------------------------------------------------------------------------------------------------------------------
Medical Technology (12.6%)
.........................................................................................................................
           239,800   Baxter International, Inc.                                                                6,234,800
.........................................................................................................................
            13,800   Beckman Coulter, Inc.                                                                       560,832
.........................................................................................................................
           102,200   Biomet, Inc.                                                                              2,929,052
.........................................................................................................................
           106,800   Boston Scientific Corp. (NON)                                                             6,525,480
.........................................................................................................................
            13,700   C.R. Bard, Inc.                                                                             976,947
.........................................................................................................................
             9,728   Charles River Laboratories
                     International, Inc. (NON)                                                                   313,047
.........................................................................................................................
            12,300   DENTSPLY International, Inc.                                                                503,070
.........................................................................................................................
            11,110   Diagnostic Products Corp.                                                                   456,066
.........................................................................................................................
             7,550   Edwards Lifesciences Corp. (NON)                                                            242,657
.........................................................................................................................
            23,050   Guidant Corp.                                                                             1,023,190
.........................................................................................................................
           372,500   Medtronic, Inc.                                                                          17,868,825
.........................................................................................................................
             1,700   Nobel Biocare AB (Sweden) (NON)                                                             112,576
.........................................................................................................................
            12,900   Respironics, Inc. (NON)                                                                     484,008
.........................................................................................................................
            59,350   St. Jude Medical, Inc. (NON)                                                              3,412,625
.........................................................................................................................
             1,700   Synthes-Stratec, Inc. (Switzerland)                                                       1,221,459
.........................................................................................................................
            24,560   Varian Medical Systems, Inc. (NON)                                                        1,413,919
.........................................................................................................................
            49,248   Zimmer Holdings, Inc. (NON)                                                               2,218,622
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,497,175
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (61.8%)
.........................................................................................................................
           450,600   Abbott Laboratories                                                                      19,718,256
.........................................................................................................................
            70,800   Allergan, Inc.                                                                            5,458,680
.........................................................................................................................
            25,000   Altana AG (Germany)                                                                       1,564,423
.........................................................................................................................
            22,500   Angiotech Pharmaceuticals, Inc.
                     (Canada) (NON)                                                                              916,650
.........................................................................................................................
           139,000   AstraZeneca PLC (United Kingdom)                                                          5,573,205
.........................................................................................................................
           191,100   AstraZeneca PLC ADR
                     (United Kingdom)                                                                          7,791,147
.........................................................................................................................
            37,300   Barr Laboratories, Inc. (NON)                                                             2,443,150
.........................................................................................................................
            38,400   Biovail Corp. (Canada) (NON)                                                              1,807,104
.........................................................................................................................
            22,500   Cephalon, Inc. (NON)                                                                        926,100
.........................................................................................................................
           181,500   Forest Laboratories, Inc. (NON)                                                           9,937,125
.........................................................................................................................
           450,000   GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                         18,243,000
.........................................................................................................................
            44,135   IVAX Corp. (NON)                                                                            787,810
.........................................................................................................................
           497,500   Johnson & Johnson                                                                        25,720,750
.........................................................................................................................
           181,200   King Pharmaceuticals, Inc. (NON)                                                          2,674,512
.........................................................................................................................
           183,700   Lilly (Eli) & Co.                                                                        12,669,789
.........................................................................................................................
           306,800   Merck & Co., Inc.                                                                        18,576,740
.........................................................................................................................
           500,500   Novartis AG (Switzerland)                                                                19,810,072
.........................................................................................................................
            33,650   Novo-Nordisk A/S (Denmark)                                                                1,178,174
.........................................................................................................................
         1,122,700   Pfizer, Inc. (SEG)                                                                       38,340,205
.........................................................................................................................
             9,705   Salix Pharmaceuticals, Ltd. (NON)                                                           101,805
.........................................................................................................................
            33,400   Sanofi-Synthelabo SA (France)                                                             1,955,844
.........................................................................................................................
            26,400   Schering AG (Germany)                                                                     1,288,280
.........................................................................................................................
           112,800   Taisho Pharmaceutical Co., Ltd. (Japan)                                                   1,629,281
.........................................................................................................................
           137,200   Takeda Chemical Industries, Ltd. (Japan)                                                  5,062,857
.........................................................................................................................
            25,900   Terumo Corp. (Japan)                                                                        430,408
.........................................................................................................................
            31,000   Watson Pharmaceuticals, Inc. (NON)                                                        1,251,470
.........................................................................................................................
           402,000   Wyeth                                                                                    18,311,100
.........................................................................................................................
           112,400   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   2,930,546
------------------------------------------------------------------------------------------------------------------------
                                                                                                             227,098,483
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
.........................................................................................................................
            56,000   Olympus Optical Co., Ltd. (Japan)                                                         1,159,184
------------------------------------------------------------------------------------------------------------------------
Retail (0.1%)
.........................................................................................................................
            16,300   NBTY, Inc. (NON)                                                                            343,278
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $318,537,196)                                                                    $359,359,337
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $9,625,150   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                   $9,619,467
.........................................................................................................................
         6,940,257   Short term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and
                     due dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                    6,940,257
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $16,559,724)                                                                      $16,559,724
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $335,096,920)                                                                    $375,919,061
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $10,458,419)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pounds             $1,642,814   $1,654,393   9/17/2003       $(11,579)
...............................................................................
Canadian Dollars              165,604      162,376   9/17/2003          3,228
...............................................................................
Euro                        5,378,508    5,480,769   9/17/2003       (102,261)
...............................................................................
Swiss Francs                3,045,027    3,160,881   9/17/2003       (115,854)
------------------------------------------------------------------------------
                                                                    $(226,466)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $7,159,304)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pounds             $6,487,557   $6,419,672   9/17/2003       $(67,885)
...............................................................................
Danish Krone                  388,651      402,241   9/17/2003         13,590
...............................................................................
Japanese Yen                  333,986      337,391   9/17/2003          3,405
------------------------------------------------------------------------------
                                                                     $(50,890)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $1,459,950   $1,463,365      Sep-03        $(3,415)
------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Japan                                                                     3.1%
...............................................................................
Switzerland                                                               5.7
...............................................................................
United Kingdom                                                            8.6
...............................................................................
United States                                                            78.2
...............................................................................
Other                                                                     4.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT High Yield Fund

The fund's portfolio
June 30, 2003 (Unaudited)

CORPORATE BONDS AND NOTES (87.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
          $179,545   Adams Outdoor Advertising bank term
                     loan FRN 4.5891s, 2008 (acquired
                     4/2/03, cost $179,096) (RES)                                                               $179,769
.........................................................................................................................
         1,035,000   Lamar Media Corp. company guaranty
                     7 1/4s, 2013                                                                              1,097,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,276,869
------------------------------------------------------------------------------------------------------------------------
Automotive (1.9%)
.........................................................................................................................
           255,000   American Axle & Manufacturing, Inc.
                     company guaranty 9 3/4s, 2009                                                               274,125
.........................................................................................................................
           550,000   ArvinMeritor, Inc. notes 8 3/4s, 2012                                                       616,000
.........................................................................................................................
         2,325,000   Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                            1,825,125
.........................................................................................................................
         1,745,000   Collins & Aikman Products, Inc.
                     company guaranty 10 3/4s, 2011                                                            1,544,325
.........................................................................................................................
           315,000   Dana Corp. notes 10 1/8s, 2010                                                              347,288
.........................................................................................................................
         1,440,000   Dana Corp. notes 9s, 2011                                                                 1,558,800
.........................................................................................................................
EUR         80,000   Dana Corp. notes 9s, 2011                                                                    95,990
.........................................................................................................................
          $170,000   Dana Corp. notes 7s, 2029                                                                   148,113
.........................................................................................................................
           315,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  207,900
.........................................................................................................................
           660,000   Delco Remy International, Inc.
                     company guaranty 10 5/8s, 2006                                                              501,600
.........................................................................................................................
         1,370,000   Dura Operating Corp. company guaranty
                     Ser. D, 9s, 2009                                                                          1,260,400
.........................................................................................................................
           135,000   Hayes Lemmerz International, Inc.
                     bank term loan FRN 6.0244s, 2009
                     (acquired 6/3/03, cost $133,650) (RES)                                                      135,000
.........................................................................................................................
         1,090,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                               1,248,050
.........................................................................................................................
           740,000   Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 788,100
.........................................................................................................................
EUR        210,000   Lear Corp. sr. notes 8 1/8s, 2008                                                           261,617
.........................................................................................................................
        $1,180,000   Lear Corp. Structured Notes 8.46s,
                     2006 (issued by STEERS Credit Linked
                     Trust 2001)                                                                               1,286,200
.........................................................................................................................
           370,000   Tenneco Automotive, Inc. company
                     guaranty Ser. B, 11 5/8s, 2009                                                              327,450
.........................................................................................................................
         1,060,000   Tenneco Automotive, Inc. 144A sec.
                     notes 10 1/4s, 2013                                                                       1,075,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,501,983
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.1%)
.........................................................................................................................
         1,115,000   Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                  758,200
------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
.........................................................................................................................
           260,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                       273,000
.........................................................................................................................
           685,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   751,788
.........................................................................................................................
            70,000   Constellation Brands, Inc. sr. sub.
                     notes Ser. B, 8 1/8s, 2012                                                                   75,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,100,388
------------------------------------------------------------------------------------------------------------------------
Broadcasting (4.1%)
.........................................................................................................................
            44,000   Acme Communications, Inc. sr. disc.
                     notes Ser. B, 12s, 2005                                                                      44,660
.........................................................................................................................
           770,000   British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                        912,450
.........................................................................................................................
         2,320,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                    2,621,600
.........................................................................................................................
         1,120,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                         1,302,000
.........................................................................................................................
            90,000   DirecTV bank term loan FRN Ser. B,
                     4.7539s, 2010 (acquired 3/4/03,
                     cost $90,000) (RES)                                                                          90,495
.........................................................................................................................
         2,295,000   DirecTV Holdings, LLC 144A sr. notes
                     8 3/8s, 2013                                                                              2,558,925
.........................................................................................................................
         6,832,000   Diva Systems Corp. sr. disc. notes
                     Ser. B, 12 5/8s, 2008 (In default) (NON)                                                    384,300
.........................................................................................................................
         6,810,000   Echostar DBS Corp. sr. notes 10 3/8s, 2007                                                7,542,075
.........................................................................................................................
           330,000   Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                   351,863
.........................................................................................................................
         1,985,000   Echostar DBS Corp. sr. notes 9 1/8s, 2009                                                 2,218,238
.........................................................................................................................
            99,000   Emmis Communications Corp. bank term
                     loan FRN Ser. C, 3.4563s, 2009
                     (acquired 6/20/02, cost $98,876) (RES)                                                       99,232
.........................................................................................................................
           345,000   Emmis Communications Corp. company
                     guaranty Ser. B, 8 1/8s, 2009                                                               361,388
.........................................................................................................................
           142,000   Emmis Communications Corp. sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                        122,830
.........................................................................................................................
            85,000   Granite Broadcasting Corp. sr. sub.
                     notes 10 3/8s, 2005                                                                          84,788
.........................................................................................................................
         1,180,000   Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                        1,168,200
.........................................................................................................................
         1,575,000   Granite Broadcasting Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                        1,539,563
.........................................................................................................................
           595,000   Gray Television, Inc. company
                     guaranty 9 1/4s, 2011                                                                       657,475
.........................................................................................................................
            81,626   Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                                 64,485
.........................................................................................................................
           265,000   LIN Television Corp. company guaranty
                     8s, 2008                                                                                    284,875
.........................................................................................................................
           205,000   Paxson Communications Corp. company
                     guaranty 10 3/4s, 2008                                                                      221,400
.........................................................................................................................
           125,000   Pegasus Communications Corp. sr.
                     notes 12 1/2s, 2007                                                                         116,250
.........................................................................................................................
            70,000   Pegasus Communications Corp. sr.
                     notes Ser. B, 9 3/4s, 2006                                                                   64,400
.........................................................................................................................
           750,000   Pegasus Satellite sr. notes 12 3/8s, 2006                                                   705,000
.........................................................................................................................
         3,812,908   Quorum Broadcast Holdings, LLC
                     notes stepped-coupon zero %
                     (15s, 5/15/06), 2009 (STP)                                                                2,759,021
.........................................................................................................................
           675,000   RCN Corp. sr. disc. notes Ser. B,
                     zero %, 2008                                                                                256,500
.........................................................................................................................
           690,000   Sinclair Broadcast Group, Inc. 144A
                     company guaranty 8s, 2012                                                                   736,575
.........................................................................................................................
         2,127,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                        2,302,478
.........................................................................................................................
           252,000   Young Broadcasting, Inc. company
                     guaranty Ser. B, 8 3/4s, 2007                                                               255,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,826,846
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.7%)
.........................................................................................................................
           214,000   American Standard Cos., Inc. company
                     guaranty 7 5/8s, 2010                                                                       242,890
.........................................................................................................................
           635,000   Atrium Cos., Inc. company guaranty
                     Ser. B, 10 1/2s, 2009                                                                       679,450
.........................................................................................................................
           640,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           592,000
.........................................................................................................................
         1,000,000   Dayton Superior Corp. 144A sec. notes
                     10 3/4s, 2008                                                                               992,500
.........................................................................................................................
           125,125   NCI Building Systems, Inc. bank term
                     loan FRN Ser. B, 4.54s, 2008
                     (acquired 09/04/02, cost $125,125) (RES)                                                    125,386
.........................................................................................................................
           420,000   Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                                 438,375
.........................................................................................................................
           290,000   Nortek, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2011                                                                                304,500
.........................................................................................................................
           685,000   Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                715,825
.........................................................................................................................
           525,000   Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                          294,000
.........................................................................................................................
         1,245,000   Owens Corning notes 7 1/2s, 2005
                     (In default) (NON)                                                                          697,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,082,126
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.3%)
.........................................................................................................................
            60,000   Adelphia Communications Corp. notes
                     Ser. B, 9 7/8s, 2005 (In default) (NON)                                                      37,050
.........................................................................................................................
           290,000   Adelphia Communications Corp. sr.
                     notes 10 7/8s, 2010 (In default) (NON)                                                      179,800
.........................................................................................................................
           130,000   Adelphia Communications Corp. sr.
                     notes 10 1/4s, 2006 (In default) (NON)                                                       79,300
.........................................................................................................................
            80,000   Adelphia Communications Corp. sr.
                     notes 9 3/8s, 2009 (In default) (NON)                                                        51,200
.........................................................................................................................
           140,000   Adelphia Communications Corp. sr.
                     notes 7 7/8s, 2009 (In default) (NON)                                                        84,700
.........................................................................................................................
           755,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 9 7/8s, 2007 (In default) (NON)                                               466,213
.........................................................................................................................
           650,000   Adelphia Communications Corp. sr.
                     notes Ser. B, 7 3/4s, 2009 (In default) (NON)                                               403,000
.........................................................................................................................
         1,090,000   Century Cable Holdings bank term loan
                     FRN 6s, 2009 (acquired various dates from
                     5/22/02 to 6/05/02, cost $964,576) (RES)                                                    919,883
.........................................................................................................................
           190,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes stepped-coupon
                     zero % (12 1/8s, 1/15/07), 2012 (STP)                                                        87,400
.........................................................................................................................
         1,225,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes stepped-coupon
                     zero % (11 3/4s, 5/15/06), 2011 (STP)                                                       612,500
.........................................................................................................................
           810,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. disc. notes stepped-coupon
                     zero % (11 3/4s, 1/15/05), 2010 (STP)                                                       477,900
.........................................................................................................................
         2,795,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 11 1/8s, 2011                                                     2,166,125
.........................................................................................................................
         2,260,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 3/4s, 2009                                                     1,751,500
.........................................................................................................................
           775,000   Charter Communications Holdings, LLC/
                     Capital Corp. sr. notes 10 1/4s, 2010                                                       585,125
.........................................................................................................................
         1,100,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 10s, 2011                                                       792,000
.........................................................................................................................
         1,375,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 9 5/8s, 2009                                                  1,003,750
.........................................................................................................................
           725,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 8 5/8s, 2009                                                    522,000
.........................................................................................................................
           180,000   Charter Communications Holdings,
                     LLC/Capital Corp. sr. notes 8 1/4s, 2007                                                    138,600
.........................................................................................................................
         2,705,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                 2,765,863
.........................................................................................................................
           580,000   Insight Midwest LP/Insight Capital,
                     Inc. sr. notes 10 1/2s, 2010                                                                636,550
.........................................................................................................................
           640,000   Olympus Cable bank term loan FRN
                     Ser. B, 6s, 2010 (acquired various dates
                     6/20/02 to 11/06/02, cost $520,106) (RES)                                                   567,360
.........................................................................................................................
           230,000   Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                  249,550
.........................................................................................................................
         2,770,000   TeleWest Communications PLC debs. 11s,
                     2007 (United Kingdom) (In default) (NON)                                                  1,004,125
.........................................................................................................................
           200,000   TeleWest Communications PLC debs.
                     9 5/8s, 2006 (United Kingdom)
                     (In default) (NON)                                                                           72,500
.........................................................................................................................
           420,000   TeleWest Communications PLC sr. notes
                     Ser. S, 9 7/8s, 2010 (United Kingdom)
                     (In default) (NON)                                                                          149,100
.........................................................................................................................
           170,000   TeleWest Communications PLC 144A sr.
                     notes 11 1/4s, 2008 (United Kingdom)
                     (In default) (NON)                                                                           61,625
.........................................................................................................................
            50,000   United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands) (In default) (NON)                                                7,438
.........................................................................................................................
         6,880,000   United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s, 2/1/05),
                     2010 (Netherlands) (In default) (NON) (STP)                                                 937,400
.........................................................................................................................
           240,000   United Pan-Europe NV 144A bonds
                     10 7/8s, 2009 (Netherlands) (In default) (NON)                                               49,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,859,057
------------------------------------------------------------------------------------------------------------------------
Capital Goods (8.4%)
.........................................................................................................................
           470,000   Advanced Glass Fiber Yarns bank term
                     loan FRN Ser. A, 6 1/2s, 2004
                     (acquired 09/12/02, cost $329,000) (RES)                                                    282,000
.........................................................................................................................
           430,000   Advanced Glass Fiber Yarns sr. sub.
                     notes 9 7/8s, 2009 (In default) (NON)                                                        21,500
.........................................................................................................................
         1,560,000   AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                              1,458,600
.........................................................................................................................
         2,740,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 10s, 2009                                                        2,911,250
.........................................................................................................................
           895,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 7/8s, 2008                                                       973,313
.........................................................................................................................
         2,240,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                     2,413,600
.........................................................................................................................
         2,670,000   Allied Waste North America, Inc. 144A
                     company guaranty 9 1/4s, 2012                                                             2,943,675
.........................................................................................................................
         1,660,000   Allied Waste North America, Inc. 144A
                     Structured Notes 8.2s, 2006 (issued
                     by Credit and Repackaged Securities,
                     Ltd.) (Cayman Islands)                                                                    1,756,180
.........................................................................................................................
           115,714   Allied Waste Industries, Inc. bank
                     term loan FRN 4.4433s, 2010 (acquired
                     4/25/03, cost $115,714) (RES)                                                               116,461
.........................................................................................................................
            19,286   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. C, 4.529s, 2010
                     (acquired 4/25/03, cost $19,286) (RES)                                                       19,397
.........................................................................................................................
           435,000   Applied Extrusion Technologies, Inc.
                     company guaranty Ser. B, 10 3/4s, 2011                                                      319,725
.........................................................................................................................
         1,150,000   Argo-Tech Corp. company guaranty
                     8 5/8s, 2007                                                                              1,069,500
.........................................................................................................................
         1,640,000   Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                      1,525,200
.........................................................................................................................
           130,000   BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                104,650
.........................................................................................................................
            70,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8 7/8s, 2011                                                                         54,950
.........................................................................................................................
         2,295,000   BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                          1,813,050
.........................................................................................................................
           390,000   Berry Plastics Corp. company guaranty
                     10 3/4s, 2012                                                                               430,950
.........................................................................................................................
         2,275,000   Blount, Inc. company guaranty 13s, 2009                                                   1,933,750
.........................................................................................................................
         1,595,000   Blount, Inc. company guaranty 7s, 2005                                                    1,547,150
.........................................................................................................................
           680,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            618,800
.........................................................................................................................
           500,000   Browning-Ferris Industries, Inc. sr.
                     notes 6 3/8s, 2008                                                                          495,000
.........................................................................................................................
EUR        905,000   BSN Financing Co. SA company guaranty
                     Ser. EUR, 10 1/4s, 2009 (Luxembourg)                                                      1,023,534
.........................................................................................................................
        $1,225,000   Crown Holdings SA 144A sec. notes
                     10 7/8s, 2013 (France)                                                                    1,335,250
.........................................................................................................................
         3,030,000   Crown Holdings SA 144A sec. notes
                     9 1/2s, 2011 (France)                                                                     3,272,400
.........................................................................................................................
         2,155,000   Decrane Aircraft Holdings Co. company
                     guaranty Ser. B, 12s, 2008                                                                  991,300
.........................................................................................................................
         1,155,000   Earle M. Jorgensen Co. sec. notes
                     9 3/4s, 2012                                                                              1,224,300
.........................................................................................................................
         1,525,000   FIMEP SA 144A sr. notes 10 1/2s, 2013
                     (France)                                                                                  1,700,375
.........................................................................................................................
         1,018,000   Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                             1,191,060
.........................................................................................................................
           180,000   Fonda Group, Inc. sr. sub. notes
                     Ser. B, 9 1/2s, 2007                                                                        100,800
.........................................................................................................................
           240,000   Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                    238,800
.........................................................................................................................
         1,040,000   High Voltage Engineering Corp. sr.
                     notes 10 3/4s, 2004                                                                         166,400
.........................................................................................................................
         1,880,000   Insilco Holding Co. sr. disc. notes
                     stepped-coupon zero % (14s, 8/15/03),
                     2008 (In default) (NON) (STP)                                                                37,600
.........................................................................................................................
EUR        505,000   Invensys, PLC sr. unsub. notes
                     5 1/2s, 2005 (United Kingdom)                                                               532,584
.........................................................................................................................
          $780,000   Jordan Industries, Inc. sr. notes
                     Ser. D, 10 3/8s, 2007                                                                       327,600
.........................................................................................................................
           685,000   K&F Industries, Inc. sr. sub. notes
                     Ser. B, 9 5/8s, 2010                                                                        760,350
.........................................................................................................................
           295,000   K&F Industries, Inc. sr. sub. notes
                     Ser. B, 9 1/4s, 2007                                                                        308,644
.........................................................................................................................
           640,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       704,000
.........................................................................................................................
         1,000,000   L-3 Communications Corp. Structured
                     Notes Ser. 01-5, 8.82s, 2009 (Issued
                     by COUNTS Trust)                                                                          1,015,000
.........................................................................................................................
         1,580,000   Laidlaw International Inc, 144A sr.
                     notes 10 3/4s, 2011                                                                       1,659,000
.........................................................................................................................
           135,000   Laidlaw International Inc., bank term
                     loan FRN 8s, 2009 (acquired 6/18/03,
                     cost $132,300) (RES)                                                                        135,675
.........................................................................................................................
           250,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                      257,500
.........................................................................................................................
           965,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                    1,078,388
.........................................................................................................................
EUR        335,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      404,456
.........................................................................................................................
        $1,950,000   Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                     1,706,250
.........................................................................................................................
         2,605,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                              2,826,425
.........................................................................................................................
         1,315,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                              1,426,775
.........................................................................................................................
         1,035,000   Owens-Brockway Glass 144A sr. notes
                     8 1/4s, 2013                                                                              1,081,575
.........................................................................................................................
           970,000   Owens-Brockway Glass 144A sr. sec.
                     notes 7 3/4s, 2011                                                                        1,025,775
.........................................................................................................................
           205,000   Pliant Corp. company guaranty 13s, 2010                                                     192,700
.........................................................................................................................
           980,000   Pliant Corp. 144A sec. notes
                     11 1/8s, 2009                                                                             1,041,250
.........................................................................................................................
         1,270,000   Roller Bearing Company of America
                     company guaranty Ser. B, 9 5/8s, 2007                                                     1,092,200
.........................................................................................................................
           585,000   Siebe PLC 144A notes 7 1/8s, 2007
                     (United Kingdom)                                                                            520,650
.........................................................................................................................
           385,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                       323,400
.........................................................................................................................
           440,000   Sweetheart Cup Co. company guaranty
                     12s, 2004                                                                                   387,200
.........................................................................................................................
         2,340,000   Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                     2,310,750
.........................................................................................................................
           695,000   Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                722,800
.........................................................................................................................
           900,000   Terex Corp. company guaranty Ser. B,
                     10 3/8s, 2011                                                                               999,000
.........................................................................................................................
           595,000   Trimas Corp. company guaranty
                      9 7/8s, 2012                                                                               609,875
.........................................................................................................................
           510,000   Trimas Corp. 144A company guaranty
                     9 7/8s, 2012                                                                                522,750
.........................................................................................................................
           690,000   Sequa Corp. sr. notes 9s, 2009                                                              731,400
.........................................................................................................................
         1,160,000   Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                1,212,200
.........................................................................................................................
           150,000   Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                     156,750
.........................................................................................................................
           695,000   Vought Aircraft Industries Inc. 144A
                     sr. notes 8s, 2011                                                                          708,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,872,342
------------------------------------------------------------------------------------------------------------------------
Chemicals (5.1%)
.........................................................................................................................
         1,660,000   Acetex Corp. sr. notes 10 7/8s, 2009
                     (Canada)                                                                                  1,834,300
.........................................................................................................................
           235,000   Airgas, Inc. company guaranty 9 1/8s, 2011                                                  263,200
.........................................................................................................................
           275,000   Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                  248,875
.........................................................................................................................
         1,040,000   Compass Minerals Group, Inc. company
                     guaranty 10s, 2011                                                                        1,164,800
.........................................................................................................................
           350,000   Equistar Chemical notes 6 1/2s, 2006                                                        334,250
.........................................................................................................................
           350,000   Equistar Chemicals LP notes 8 3/4s, 2009                                                    339,500
.........................................................................................................................
         3,230,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                      3,318,825
.........................................................................................................................
           725,000   Equistar Chemicals LP/Equistar Funding
                     Corp. 144A sr. notes 10 5/8s, 2011                                                          743,125
.........................................................................................................................
         3,110,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                             3,607,600
.........................................................................................................................
           695,000   Huntsman Advanced Materials, LLC 144A
                     sec. notes 11s, 2010                                                                        722,800
.........................................................................................................................
           828,863   Huntsman Corp. bank term loan FRN
                     Ser. A, 6.1291s, 2007 (acquired various
                     dates from 3/01/02 to 5/01/03,
                     cost $661,964) (RES)                                                                        762,258
.........................................................................................................................
           397,613   Huntsman Corp. bank term loan FRN
                     Ser. B, 8 1/8s, 2007 (acquired various
                     dates from 3/01/02 to 5/01/03,
                     cost $317,550) (RES)                                                                        365,662
.........................................................................................................................
         1,935,000   Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                    1,876,950
.........................................................................................................................
         2,765,000   Huntsman ICI Holdings sr. disc. notes
                     zero %, 2009                                                                              1,078,350
.........................................................................................................................
EUR        755,000   Huntsman International, LLC sr. sub.
                     notes Ser. EXCH, 10 1/8s, 2009                                                              797,540
.........................................................................................................................
        $1,203,000   IMC Global, Inc. company guaranty
                     Ser. B, 10 7/8s, 2008                                                                     1,251,120
.........................................................................................................................
         2,330,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                     2,574,650
.........................................................................................................................
           505,000   ISP Holdings, Inc. sec. sr. notes
                     Ser. B, 10 5/8s, 2009                                                                       527,725
.........................................................................................................................
           495,000   Lyondell Chemical Co. bonds
                     11 1/8s, 2012                                                                               506,138
.........................................................................................................................
           250,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                       240,000
.........................................................................................................................
         1,670,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              1,636,600
.........................................................................................................................
           550,000   Lyondell Chemical Co. sr. sub. notes
                     10 7/8s, 2009                                                                               511,500
.........................................................................................................................
         2,230,000   Lyondell Chemical Co. 144A sec. notes
                     9 1/2s, 2008                                                                              2,140,800
.........................................................................................................................
         1,770,000   Millenium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     1,902,750
.........................................................................................................................
           360,000   Millenium America, Inc. 144A sr.
                     notes 9 1/4s, 2008                                                                          387,000
.........................................................................................................................
           895,000   Noveon International bonds 13s, 2011                                                        921,850
.........................................................................................................................
           920,000   Noveon International company guaranty
                     Ser. B, 11s, 2011                                                                         1,030,400
.........................................................................................................................
           840,000   OM Group, Inc. company guaranty
                     9 1/4s, 2011                                                                                819,000
.........................................................................................................................
           477,515   PCI Chemicals Canada sec. sr. notes
                     10s, 2008 (Canada)                                                                          414,244
.........................................................................................................................
           702,195   Pioneer Cos., Inc. sec. FRN 4.6s, 2006                                                      596,866
.........................................................................................................................
           420,000   Resolution Performance Products, LLC
                     sr. notes 9 1/2s, 2010                                                                      436,800
.........................................................................................................................
            70,000   Rhodia SA 144A sr. sub. notes 8 7/8s,
                     2011 (France)                                                                                72,450
.........................................................................................................................
           860,000   Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                 761,100
.........................................................................................................................
         1,225,000   Salt Holdings Corp. 144A sr. disc.
                     notes  stepped-coupon zero % (12s,
                     6/1/06), 2013 (STP)                                                                         686,000
.........................................................................................................................
           760,000   Salt Holdings Corp. 144A sr. notes
                     stepped-coupon zero % (12 3/4s,
                     12/15/07), 2012 (STP)                                                                       516,800
.........................................................................................................................
         1,370,000   Solutia, Inc. company guaranty
                     11 1/4s, 2009                                                                             1,191,900
.........................................................................................................................
           271,639   Sterling Chemicals, Inc. sec. notes
                     10s, 2007 (PIK)                                                                             250,927
.........................................................................................................................
            60,000   Texas Petrochemical Corp. sr. sub.
                     notes 11 1/8s, 2006                                                                          16,800
.........................................................................................................................
           420,000   Texas Petrochemical Corp. sr. sub.
                     notes Ser. B, 11 1/8s, 2006                                                                 117,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,969,055
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
.........................................................................................................................
EUR        500,000   CB Bus AB sr. sub. notes 11s, 2010
                     (Sweden)                                                                                    436,316
.........................................................................................................................
        $2,345,000   Coinmach Corp. sr. notes 9s, 2010                                                         2,544,325
.........................................................................................................................
         1,663,042   Derby Cycle Corp. (The) sr. notes
                     10s, 2008 (In default) (NON)                                                                 91,467
.........................................................................................................................
EUR      1,799,193   Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008 (In default) (NON)                                                              58,093
.........................................................................................................................
        $1,225,000   IESI Corp. company guaranty
                     10 1/4s, 2012                                                                             1,310,750
.........................................................................................................................
         1,200,000   Outsourcing Solutions, Inc. sr. sub.
                     notes Ser. B, 11s, 2006 (In default) (NON)                                                   12,000
.........................................................................................................................
            67,500   Worldspan bank term loan FRN 4.866s,
                     2007 (acquired 6/30/03, cost $66,825) (RES)                                                  66,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,519,776
------------------------------------------------------------------------------------------------------------------------
Communication Services (8.2%)
.........................................................................................................................
           615,000   Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                        289,050
.........................................................................................................................
         1,290,000   Alamosa Delaware, Inc. company
                     guaranty 13 5/8s, 2011                                                                    1,096,500
.........................................................................................................................
           550,000   Alamosa Delaware, Inc. company
                     guaranty 12 1/2s, 2011                                                                      451,000
.........................................................................................................................
             4,000   Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                                2,320
.........................................................................................................................
         2,730,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009 (In default) (NON)                                                  1,365,000
.........................................................................................................................
           575,000   American Tower Corp. sr. notes
                     9 3/8s, 2009                                                                                577,875
.........................................................................................................................
         1,820,000   American Tower Escrow Corp. disc.
                     notes zero %, 2008                                                                        1,173,900
.........................................................................................................................
         1,300,000   American Tower, Inc. Structured Notes
                     12.58s, 2005 (issued by STEERS Credit
                     Linked Trust 2001)                                                                        1,313,000
.........................................................................................................................
         1,080,000   Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda) (In default) (NON)                                                  156,600
.........................................................................................................................
         2,475,000   Centennial Cellular Operating Co.
                     144A sr. notes 10 1/8s, 2013                                                              2,462,625
.........................................................................................................................
         1,042,792   Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010 (In default) (NON)                                                              6,517
.........................................................................................................................
           100,000   Colt Telecommunications Group PLC sr.
                     disc. notes 12s, 2006 (United Kingdom)                                                      101,000
.........................................................................................................................
DEM        405,000   Colt Telecommunications Group,
                     PLC sr. notes Ser. DBC, 8 7/8s,
                     2007 (United Kingdom)                                                                       223,496
.........................................................................................................................
EUR        255,000   Colt Telecommunications Group PLC sr.
                     notes 7 5/8s, 2009 (United Kingdom)                                                         257,656
.........................................................................................................................
        $1,425,000   Crown Castle International Corp. sr.
                     disc. notes stepped-coupon zero %
                     (10 3/8s, 5/15/04), 2011 (STP)                                                            1,360,875
.........................................................................................................................
         1,910,000   Crown Castle International Corp. sr.
                     notes 9 3/8s, 2011                                                                        1,986,400
.........................................................................................................................
           355,000   Crown Castle International Corp. sr.
                     notes 9s, 2011                                                                              358,550
.........................................................................................................................
           670,000   Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                               724,438
.........................................................................................................................
         1,135,000   Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                   1,214,450
.........................................................................................................................
           735,000   Fairpoint Communications Inc. sr.
                     sub. notes 12 1/2s, 2010                                                                    779,100
.........................................................................................................................
         2,290,000   Firstworld Communication Corp. sr.
                     disc. notes zero %, 2003 (In default) (NON)                                                     229
.........................................................................................................................
           343,388   Globix Corp. company guaranty
                     11s, 2008 (PIK)                                                                             257,541
.........................................................................................................................
           260,000   Horizon PCS, Inc. company guaranty
                     13 3/4s, 2011                                                                                46,800
.........................................................................................................................
         2,030,000   iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010
                     (In default) (NON) (STP)                                                                    121,800
.........................................................................................................................
           991,000   IWO Holdings, Inc. company guaranty
                     14s, 2011                                                                                   188,290
.........................................................................................................................
         1,070,000   Leap Wireless International, Inc. company
                     guaranty 12 1/2s, 2010 (In default) (NON)                                                   139,100
.........................................................................................................................
         1,095,000   Madison River Capital Corp. sr. notes
                     13 1/4s, 2010                                                                             1,073,100
.........................................................................................................................
           380,000   MCI Communications Corp. debs.
                     7 3/4s, 2025 (In default) (NON)                                                             289,275
.........................................................................................................................
           385,000   MCI Communications Corp. debs.
                     7 3/4s, 2024 (In default) (NON)                                                             293,081
.........................................................................................................................
         1,090,000   MCI Communications Corp. debs.
                     7 1/8s, 2027 (In default) (NON)                                                             829,763
.........................................................................................................................
           475,000   MCI Communications Corp. sr. notes
                     6.95s, 2006 (In default) (NON)                                                              361,594
.........................................................................................................................
         2,140,000   Metromedia Fiber Network, Inc. sr.
                     notes Ser. B, 10s, 2008 (In default) (NON)                                                  125,725
.........................................................................................................................
         1,475,000   Millicom International Cellular SA
                     144A sr. notes 11s, 2006 (Luxembourg)                                                     1,460,250
.........................................................................................................................
         1,711,250   Nextel Communications, Inc. bank term
                     loan FRN Ser. A, 2.6135s, 2007
                     (acquired various dates 10/30/02 to
                     11/30/02, cost $1,510,292) (RES)                                                          1,650,169
.........................................................................................................................
            35,000   Nextel Communications, Inc. sr. disc.
                     notes 9.95s, 2008                                                                            36,488
.........................................................................................................................
         1,680,000   Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                 1,806,000
.........................................................................................................................
           710,000   Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                786,325
.........................................................................................................................
           530,000   Nextel Communications, Inc. sr. notes
                     9 3/8s, 2009                                                                                569,088
.........................................................................................................................
           105,000   Nextel Partners, Inc. sr. notes
                     12 1/2s, 2009                                                                               119,175
.........................................................................................................................
         1,015,000   Nextel Partners, Inc. sr. notes 11s, 2010                                                 1,096,200
.........................................................................................................................
         3,480,000   Nextel Partners, Inc. 144A sr. notes
                     8 1/8s, 2011                                                                              3,462,600
.........................................................................................................................
         1,990,000   Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                    597,000
.........................................................................................................................
           765,000   PanAmSat Corp. company guaranty
                     8 1/2s, 2012                                                                                828,113
.........................................................................................................................
         1,010,000   Qwest Capital Funding, Inc. company
                     guaranty 7 3/4s, 2006                                                                       939,300
.........................................................................................................................
           146,250   Qwest Communications International,
                     Inc. bank term loan FRN 6 1/2s, 2007
                     (acquired 06/05/03, cost $144,788) (RES)                                                    147,639
.........................................................................................................................
         4,290,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                       4,794,075
.........................................................................................................................
         5,580,000   Qwest Services Corp. 144A notes
                     13 1/2s, 2010                                                                             6,305,400
.........................................................................................................................
         1,170,000   Rogers Cantel, Ltd. sr. sub. notes
                     8.8s, 2007 (Canada)                                                                       1,194,863
.........................................................................................................................
           300,000   Rural Cellular Corp. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                        265,500
.........................................................................................................................
         1,270,000   SBA Communications Corp. sr. disc.
                     notes 12s, 2008                                                                           1,298,575
.........................................................................................................................
           935,000   SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               860,200
.........................................................................................................................
         1,000,000   TSI Telecommunication Services, Inc.
                     company guaranty Ser. B, 12 3/4s, 2009                                                      990,000
.........................................................................................................................
           211,000   Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               257,420
.........................................................................................................................
           246,000   Telecorp PCS, Inc. company guaranty
                     stepped-coupon zero % (11 5/8s,
                     4/15/04), 2009 (STP)                                                                        254,610
.........................................................................................................................
         4,845,000   Telus Corp. notes 8s, 2011 (Canada)                                                       5,595,975
.........................................................................................................................
         1,260,000   Telus Corp. notes 7 1/2s, 2007 (Canada)                                                   1,404,900
.........................................................................................................................
           590,000   Time Warner Telecom, Inc. sr. notes
                     10 1/8s, 2011                                                                               569,350
.........................................................................................................................
           862,000   UbiquiTel Operating Co. 144A company
                     guaranty stepped-coupon zero % (14s,
                     4/15/05), 2010 (STP)                                                                        422,380
.........................................................................................................................
         3,685,000   US UnWired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                            1,510,850
.........................................................................................................................
           750,000   US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                       693,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              59,542,845
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.9%)
.........................................................................................................................
           275,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          291,500
.........................................................................................................................
         2,785,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2006 (Luxembourg)                                                        2,903,363
.........................................................................................................................
           375,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                          390,938
.........................................................................................................................
         2,810,000   Tyco International Group SA notes
                     6 3/8s, 2011 (Luxembourg)                                                                 2,964,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,550,351
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.5%)
.........................................................................................................................
         1,505,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                        1,098,650
.........................................................................................................................
         2,110,000   Icon Health & Fitness company
                     guaranty 11 1/4s, 2012                                                                    2,247,150
.........................................................................................................................
           227,490   Jostens, Inc. bank term loan FRN Ser. C,
                     4.04s, 2009 (acquired 07/30/02,
                     cost $227,490) (RES)                                                                        227,159
.........................................................................................................................
           680,000   Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                  802,400
.........................................................................................................................
         3,411,000   Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                             3,487,748
.........................................................................................................................
         2,230,000   Sealy Mattress Co. company guaranty
                     Ser. B, zero %, 2002                                                                      2,274,600
.........................................................................................................................
           895,000   Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        886,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,023,757
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
.........................................................................................................................
         1,165,000   Armkel, LLC/Armkel Finance sr. sub.
                     notes 9 1/2s, 2009                                                                        1,298,975
.........................................................................................................................
           175,000   Elizabeth Arden, Inc. sec. notes
                     Ser. B, 11 3/4s, 2011                                                                       195,125
.........................................................................................................................
           730,000   French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                              737,300
.........................................................................................................................
           265,000   French Fragrances, Inc. sr. notes
                     Ser. B, 10 3/8s, 2007                                                                       272,288
.........................................................................................................................
         1,815,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                     1,815,000
.........................................................................................................................
           780,000   Polaroid Corp. sr. notes 11 1/2s,
                     2006 (In default) (NON)                                                                      86,775
.........................................................................................................................
         1,420,000   Remington Arms Co., Inc. 144A company
                     guaranty 10 1/2s, 2011                                                                    1,483,900
.........................................................................................................................
           655,000   Revlon Consumer Products sr. notes
                     9s, 2006                                                                                    419,200
.........................................................................................................................
           600,000   Revlon Consumer Products sr. notes
                     8 1/8s, 2006                                                                                381,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,689,563
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.2%)
.........................................................................................................................
           685,000   Brand Services, Inc. company guaranty
                     12s, 2012                                                                                   780,900
.........................................................................................................................
         1,500,000   Capital Records Inc. 144A company
                     guaranty 8 3/8s, 2009                                                                     1,506,374
.........................................................................................................................
GBP        210,000   EMI Group eurobonds 9 3/4s, 2008
                     (United Kingdom)                                                                            356,722
.........................................................................................................................
        $1,230,000   Fleming Cos., Inc. company guaranty
                     10 1/8s, 2008 (In default) (NON)                                                            184,500
.........................................................................................................................
           985,000   Fleming Cos., Inc. sr. notes 9 1/4s, 2010
                     (In default) (NON)                                                                          145,288
.........................................................................................................................
           600,000   North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                  600,000
.........................................................................................................................
           580,000   United Rentals (North America), Inc.
                     company guaranty Ser. B, 10 3/4s, 2008                                                      633,650
.........................................................................................................................
            90,000   Vivendi Universal SA bank term loan
                     FRN Ser. B, 4.029s, 2008 (acquired
                     6/23/03, cost $90,000) (France) (RES)                                                        90,525
.........................................................................................................................
         2,595,000   Vivendi Universal SA 144A sr. notes
                     9 1/4s, 2010 (France)                                                                     2,951,813
.........................................................................................................................
         1,705,000   Williams Scotsman, Inc. company
                     guaranty 9 7/8s, 2007                                                                     1,670,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,920,672
------------------------------------------------------------------------------------------------------------------------
Energy (5.9%)
.........................................................................................................................
         1,330,000   Arch Western Finance, LLC 144A sr.
                     notes 6 3/4s, 2013                                                                        1,356,600
.........................................................................................................................
         1,290,000   Belden & Blake Corp. company guaranty
                     Ser. B, 9 7/8s, 2007                                                                      1,219,050
.........................................................................................................................
         1,220,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                              1,329,800
.........................................................................................................................
           770,000   Chesapeake Energy Corp. company
                     guaranty 9s, 2012                                                                           862,400
.........................................................................................................................
           280,000   Chesapeake Energy Corp. sr. notes
                     Ser. B, 8 1/2s, 2012                                                                        296,100
.........................................................................................................................
         1,630,000   Chesapeake Energy Corp. 144A sr.
                     notes 7 1/2s, 2013                                                                        1,731,875
.........................................................................................................................
         1,675,000   Comstock Resources, Inc. company
                     guaranty 11 1/4s, 2007                                                                    1,825,750
.........................................................................................................................
           135,000   Constellation Energy Group, Inc. bank
                     term loan FRN Ser. B, 4.0625s, 2008
                     (acquired 3/20/03, cost $135,000) (RES)                                                     135,945
.........................................................................................................................
         1,325,000   Dresser, Inc. company guaranty
                     9 3/8s, 2011                                                                              1,371,375
.........................................................................................................................
           380,000   El Paso Energy Partners LP company
                     guaranty Ser. B, 8 1/2s, 2011                                                               407,550
.........................................................................................................................
           890,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                       947,850
.........................................................................................................................
         1,155,000   Forest Oil Corp. company guaranty
                     7 3/4s, 2014                                                                              1,206,975
.........................................................................................................................
           660,000   Forest Oil Corp. sr. notes 8s, 2011                                                         712,800
.........................................................................................................................
           510,000   Forest Oil Corp. sr. notes 8s, 2008                                                         540,600
.........................................................................................................................
         1,240,000   Gazprom OAO 144A notes 9 5/8s, 2013
                     (Russia)                                                                                  1,388,180
.........................................................................................................................
           605,000   Hornbeck Offshore Services, Inc. sr.
                     notes 10 5/8s, 2008                                                                         667,013
.........................................................................................................................
           560,000   Key Energy Services, Inc. sr. notes
                     6 3/8s, 2013                                                                                574,000
.........................................................................................................................
           320,000   Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       345,600
.........................................................................................................................
         1,380,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                              1,535,250
.........................................................................................................................
           610,000   Offshore Logistics, Inc. 144A sr.
                     notes 6 1/8s, 2013                                                                          613,050
.........................................................................................................................
         1,055,000   Parker Drilling Co. company guaranty
                     Ser. B, 10 1/8s, 2009                                                                     1,138,081
.........................................................................................................................
           770,000   Parker & Parsley Co. sr. notes 8 1/4s, 2007                                                 877,800
.........................................................................................................................
            67,331   Peabody Energy Corp. bank term loan
                     FRN Ser. B, 3.805s, 2010 (acquired
                     3/20/03, cost $67,331) (RES)                                                                 67,780
.........................................................................................................................
           320,000   Pemex Project Funding Master Trust
                     144A bonds 8 5/8s, 2022                                                                     364,000
.........................................................................................................................
           700,000   Pemex Project Funding Master Trust
                     144A notes 7 3/8s, 2014                                                                     760,410
.........................................................................................................................
         1,770,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                     2,194,573
.........................................................................................................................
           210,000   Pioneer Natural Resources Co. company
                     guaranty 7.2s, 2028                                                                         227,850
.........................................................................................................................
           705,000   Plains All American Pipeline
                     LP/Plains All American Finance Corp.
                     company guaranty 7 3/4s, 2012                                                               793,125
.........................................................................................................................
         1,090,000   Plans Exploration & Production Co.
                     company guaranty Ser. B, 8 3/4s, 2012                                                     1,166,300
.........................................................................................................................
           915,000   Plans Exploration & Production Co.
                     144A sr. sub. notes 8 3/4s, 2012                                                            979,050
.........................................................................................................................
         1,060,000   Pogo Producing Co. sr. sub. notes
                     Ser. B, 8 1/4s, 2011                                                                      1,173,950
.........................................................................................................................
           120,000   Pride International, Inc. sr. notes 10s, 2009                                               131,400
.........................................................................................................................
           751,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          775,408
.........................................................................................................................
           630,000   Seven Seas Petroleum, Inc. sr. notes
                     Ser. B, 12 1/2s, 2005 (In default) (NON)                                                     69,300
.........................................................................................................................
         1,360,000   Star Gas Partners LP/Star Gas Finance
                     Co. 144A sr. notes 10 1/4s, 2013                                                          1,414,400
.........................................................................................................................
           750,000   Star Gas Propane bank term loan FRN
                     8.04s, 2009 (acquired 5/7/03, cost
                     $735,000) (RES)                                                                             738,750
.........................................................................................................................
         1,040,000   Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                              1,079,000
.........................................................................................................................
           190,000   Stone Energy Corp. sr. sub. notes
                     8 1/4s, 2011                                                                                200,450
.........................................................................................................................
           640,000   Swift Energy Co. sr. sub. notes
                     10 1/4s, 2009                                                                               684,800
.........................................................................................................................
           910,000   Swift Energy Co. sr. sub. notes
                     9 3/8s, 2012                                                                                982,800
.........................................................................................................................
           660,000   Tesoro Petroleum Corp. 144A sr. disc.
                     notes 8s, 2008                                                                              676,500
.........................................................................................................................
         1,410,000   Trico Marine Services, Inc. company
                     guaranty 8 7/8s, 2012                                                                     1,233,750
.........................................................................................................................
           280,000   Universal Compression, Inc. 144A sr.
                     notes 7 1/4s, 2010                                                                          289,800
.........................................................................................................................
           660,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                722,700
.........................................................................................................................
         1,405,000   Vintage Petroleum, Inc. sr. sub.
                     notes 9 3/4s, 2009                                                                        1,510,375
.........................................................................................................................
           285,000   Vintage Petroleum, Inc. sr. sub.
                     notes 7 7/8s, 2011                                                                          298,538
.........................................................................................................................
            90,000   Weg Acquisition bank term loan FRN
                     5.779s, 2008 (acquired 6/13/03,
                     cost $89,100) (RES)                                                                          90,675
.........................................................................................................................
         1,470,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                     1,609,650
.........................................................................................................................
           495,000   Westport Resources Corp. 144A company
                     guaranty 8 1/4s, 2011                                                                       542,025
.........................................................................................................................
           750,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     858,750
.........................................................................................................................
           420,000   XTO Energy, Inc. 144A sr. notes
                     6 1/4s, 2013                                                                                446,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,166,003
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.5%)
.........................................................................................................................
           980,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 7/8s, 2012                                                                        1,053,500
.........................................................................................................................
         1,119,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2011                                                                        1,158,165
.........................................................................................................................
           610,000   AMC Entertainment, Inc. sr. sub.
                     notes 9 1/2s, 2009                                                                          623,725
.........................................................................................................................
            81,400   Carmike Cinemas, Inc. bank term loan
                     FRN Ser. B, 7 3/4s, 2005 (acquired
                     10/4/02, cost $79,365) (RES)                                                                 81,655
.........................................................................................................................
         1,695,000   Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 8 1/2s, 2008                                                                      1,754,325
.........................................................................................................................
           865,000   Cinemark USA, Inc. 144A sr. sub.
                     notes 9s, 2013                                                                              938,525
.........................................................................................................................
           340,000   Cinemark USA, Inc. 144A sr. sub.
                     notes 9s, 2013                                                                              368,900
.........................................................................................................................
         1,410,000   Premier Parks, Inc. sr. notes 10s, 2007                                                   1,395,900
.........................................................................................................................
            45,000   Regal Cinemas, Inc. company guaranty
                     Ser. B, 9 3/8s, 2012                                                                         49,500
.........................................................................................................................
           900,000   Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                 90
.........................................................................................................................
           100,000   Six Flags, Inc. bank term loan FRN
                     Ser. B, 3.56s, 2009 (acquired
                     1/15/03, cost $99,875) (RES)                                                                 99,698
.........................................................................................................................
         3,850,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                    3,676,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,200,733
------------------------------------------------------------------------------------------------------------------------
Financial (2.2%)
.........................................................................................................................
         1,930,000   Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                       1,129,050
.........................................................................................................................
         1,142,000   Chevy Chase Savings Bank, Inc. sub.
                     debs. 9 1/4s, 2005                                                                        1,144,855
.........................................................................................................................
           310,000   Conseco, Inc. 144A company guaranty
                     10 3/4s, 2009 (In default) (NON)                                                            161,200
.........................................................................................................................
           460,000   Conseco, Inc. 144A company guaranty
                     8 3/4s, 2006 (In default) (NON)                                                             239,200
.........................................................................................................................
           210,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007 (R)                                                                      214,200
.........................................................................................................................
         1,555,000   Crescent Real Estate Equities LP sr.
                     notes 9 1/4s, 2009 (R)                                                                    1,676,757
.........................................................................................................................
         4,047,000   Finova Group, Inc. notes 7 1/2s, 2009                                                     1,760,445
.........................................................................................................................
           925,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                          1,017,500
.........................................................................................................................
           810,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                850,500
.........................................................................................................................
           547,000   Nationwide Credit, Inc. sr. notes
                     Ser. A, 10 1/4s, 2008 (In default) (NON)                                                      2,735
.........................................................................................................................
           125,000   Ocwen Financial Corp. notes
                     11 7/8s, 2003 (R)                                                                           125,313
.........................................................................................................................
         1,590,000   Peoples Bank- Bridgeport sub. notes
                     9 7/8s, 2010 (acquired 1/12/01, cost
                     $1,654,681) (RES)                                                                         1,927,482
.........................................................................................................................
         2,430,000   Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                 2,430,000
.........................................................................................................................
         1,220,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,465,646
.........................................................................................................................
           935,000   UBS AG/Jersey Branch sr. notes
                     Ser. EMTN, 9.14s, 2008 (Jersey)                                                             935,000
.........................................................................................................................
         1,070,000   Western Financial Bank sub. debs.
                     9 5/8s, 2012                                                                              1,155,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,235,483
------------------------------------------------------------------------------------------------------------------------
Food (1.7%)
.........................................................................................................................
           636,911   Archibald Candy Corp. company
                     guaranty 10s, 2007 (PIK)                                                                    229,288
.........................................................................................................................
           710,000   Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                        252,050
.........................................................................................................................
         1,030,000   Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                  365,650
.........................................................................................................................
           320,000   Dean Foods Co. sr. notes 6 5/8s, 2009                                                       332,800
.........................................................................................................................
           410,000   Del Monte Corp. company guaranty
                     Ser. B, 9 1/4s, 2011                                                                        446,900
.........................................................................................................................
         1,030,000   Del Monte Corp. 144A sr. sub. notes
                     8 5/8s, 2012                                                                              1,091,800
.........................................................................................................................
           232,188   Del Monte Foods Co. bank term loan
                     FRN Ser. B, 5.0643s, 2010 (acquired
                     12/16/02, cost $231,027) (RES)                                                              234,220
.........................................................................................................................
         1,035,000   Doane Pet Care Co. sr. sub. debs.
                     9 3/4s, 2007                                                                                978,075
.........................................................................................................................
            32,283   Dole Food Co. bank term loan FRN
                     Ser. B, 5 1/8s, 2008 (acquired
                     3/28/03, cost $32,283) (RES)                                                                 32,511
.........................................................................................................................
           370,000   Dole Food Co. sr. notes 7 1/4s, 2009                                                        391,275
.........................................................................................................................
           450,000   Dole Food Co. 144A sr. notes 8 7/8s, 2011                                                   477,000
.........................................................................................................................
         1,485,000   Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                      1,009,800
.........................................................................................................................
         1,980,000   Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                 1,564,200
.........................................................................................................................
           695,000   Merisant Co. 144A sr. sub. notes
                     9 1/2s, 2013                                                                                719,325
.........................................................................................................................
         1,190,000   Premier International Foods PLC sr.
                     notes 12s, 2009 (United Kingdom)                                                          1,332,800
.........................................................................................................................
         1,840,000   Premium Standard Farms, Inc. sr.
                     notes 9 1/4s, 2011                                                                        1,720,400
.........................................................................................................................
         2,128,083   R.A.B. Holdings, Inc. sr. notes
                     zero %, 2010                                                                                212,808
.........................................................................................................................
           805,000   RAB Enterprises, Inc. company
                     guaranty 10 1/2s, 2005                                                                      346,150
.........................................................................................................................
         2,655,000   Vlasic Foods International, Inc. sr. sub.
                     notes Ser. B, 10 1/4s, 2009 (In default) (NON)                                              557,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,294,602
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (3.3%)
.........................................................................................................................
            20,000   Abitibi-Consolidated Finance LP
                     company guaranty 7 7/8s, 2009                                                                22,059
.........................................................................................................................
         1,152,628   Alabama River Newsprint bank term
                     loan FRN 4.3125s, 2004 (acquired
                     4/14/98, cost $921,379) (RES)                                                             1,089,234
.........................................................................................................................
         1,790,000   Appleton Papers, Inc. company
                     guaranty Ser. B, 12 1/2s, 2008                                                            2,000,325
.........................................................................................................................
           395,000   Four M Corp. sr. notes Ser. B, 12s, 2006                                                    396,975
.........................................................................................................................
           590,000   Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                    649,738
.........................................................................................................................
           720,000   Georgia-Pacific Corp. debs. 7.7s, 2015                                                      693,000
.........................................................................................................................
           295,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    303,113
.........................................................................................................................
           495,000   Georgia-Pacific Corp. notes 7 1/2s, 2006                                                    507,375
.........................................................................................................................
         1,385,000   Georgia-Pacific Corp. 144A sr. notes
                     8 7/8s, 2010                                                                              1,502,725
.........................................................................................................................
           349,000   Georgia-Pacific Corp. 144A sr. notes
                     7 3/8s, 2008                                                                                354,235
.........................................................................................................................
           185,000   Kappa Beheer BV company guaranty
                     10 5/8s, 2009 (Netherlands)                                                                 198,181
.........................................................................................................................
           760,000   Louisiana-Pacific Corp. sr. notes
                     8 7/8s, 2010                                                                                870,200
.........................................................................................................................
EUR        125,000   MDP Acquisitions bonds 10 1/8s, 2012
                     (Ireland)                                                                                   153,572
.........................................................................................................................
        $1,025,000   MDP Acquisitions PLC sr. notes
                     9 5/8s, 2012 (Ireland)                                                                    1,132,625
.........................................................................................................................
           566,239   MDP Acquisitions PLC sub. notes
                     15 1/2s, 2013 (Ireland) (PIK)                                                               651,175
.........................................................................................................................
         1,390,000   Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                             1,480,350
.........................................................................................................................
         1,115,000   Potlatch Corp. company guaranty
                     10s, 2011                                                                                 1,237,650
.........................................................................................................................
         2,505,000   Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                    2,567,625
.........................................................................................................................
           860,000   Riverwood International Corp. company
                     guaranty 10 5/8s, 2007                                                                      903,000
.........................................................................................................................
           725,000   Smurfit-Stone Container Corp. company
                     guaranty 8 1/4s, 2012                                                                       777,563
.........................................................................................................................
           430,000   Stone Container Corp. sr. notes
                     9 3/4s, 2011                                                                                468,700
.........................................................................................................................
         1,460,000   Stone Container Corp. sr. notes
                     9 1/4s, 2008                                                                              1,591,400
.........................................................................................................................
         1,500,000   Stone Container Corp. sr. notes
                     8 3/8s, 2012                                                                              1,608,750
.........................................................................................................................
           440,000   Stone Container Corp. 144A company
                     guaranty 11 1/2s, 2006 (Canada)                                                             469,700
.........................................................................................................................
           530,000   Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                              523,375
.........................................................................................................................
         1,545,000   Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                            1,529,550
.........................................................................................................................
           580,000   Tembec Industries, Inc. company
                     guaranty 7 3/4s, 2012 (Canada)                                                              562,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,244,795
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (5.3%)
.........................................................................................................................
         1,150,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                    1,303,813
.........................................................................................................................
         1,410,000   Argosy Gaming Co. company guaranty
                     10 3/4s, 2009                                                                             1,540,425
.........................................................................................................................
           280,000   Argosy Gaming Co. sr. sub. notes 9s, 2011                                                   302,400
.........................................................................................................................
         1,320,000   Boyd Gaming Corp. sr. sub. notes
                     8 3/4s, 2012                                                                              1,445,400
.........................................................................................................................
           680,000   Chumash Casino & Resort Enterprise
                     144A sr. notes 9s, 2010                                                                     734,400
.........................................................................................................................
         1,660,000   Herbst Gaming, Inc. sec. notes
                     Ser. B, 10 3/4s, 2008                                                                     1,850,900
.........................................................................................................................
         1,610,000   Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                      1,585,850
.........................................................................................................................
         1,760,000   Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                     1,874,400
.........................................................................................................................
         1,145,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                        1,404,693
.........................................................................................................................
         1,695,000   Majestic Investor Holdings/Capital
                     Corp. company guaranty 11.653s, 2007                                                      1,695,000
.........................................................................................................................
           210,000   MGM Mirage, Inc. coll. sr. notes
                     6 7/8s, 2008                                                                                224,700
.........................................................................................................................
         2,560,000   MGM Mirage, Inc. company guaranty
                     8 1/2s, 2010                                                                              3,008,000
.........................................................................................................................
           295,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                335,563
.........................................................................................................................
           630,000   Mirage Resorts, Inc. notes 6 3/4s, 2008                                                     669,375
.........................................................................................................................
           320,000   Mohegan Tribal Gaming Authority sr.
                     notes 8 1/8s, 2006                                                                          347,200
.........................................................................................................................
         1,445,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                   1,556,988
.........................................................................................................................
           760,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/8s, 2011                                                                     822,700
.........................................................................................................................
         2,030,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                        2,233,000
.........................................................................................................................
           770,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 7/8s, 2008                                                                     848,925
.........................................................................................................................
           210,000   Park Place Entertainment Corp. sr.
                     sub. notes 8 1/8s, 2011                                                                     230,475
.........................................................................................................................
           695,000   Park Place Entertainment Corp. 144A
                     sr. notes 7s, 2013                                                                          745,388
.........................................................................................................................
           870,000   Penn National Gaming, Inc. company
                     guaranty Ser. B, 11 1/8s, 2008                                                              965,700
.........................................................................................................................
         1,825,000   Penn National Gaming, Inc. sr. sub.
                     notes 8 7/8s, 2010                                                                        1,934,500
.........................................................................................................................
         2,180,000   Peninsula Gaming, LLC company
                     guaranty 12 1/4s, 2006                                                                    2,267,200
.........................................................................................................................
            90,000   Pinnacle Entertainment, Inc. bank
                     term loan FRN Ser. B, 5.6825s, 2008
                     (acquired 4/3/03, cost $88,875) (RES)                                                        90,450
.........................................................................................................................
           400,000   Pinnacle Entertainment, Inc. sr. sub.
                     notes Ser. B, 9 1/2s, 2007                                                                  397,000
.........................................................................................................................
           445,000   Resorts International Hotel and Casino,
                     Inc. company guaranty 11 1/2s, 2009                                                         422,750
.........................................................................................................................
         1,045,000   Riviera Holdings Corp. company
                     guaranty 11s, 2010                                                                          997,975
.........................................................................................................................
           323,375   Scientific Gaming bank term loan FRN
                     Ser. B, 4.82s, 2008 (acquired 12/11/02,
                     cost $321,758) (RES)                                                                        323,618
.........................................................................................................................
           975,000   Station Casinos, Inc. sr. notes 8 3/8s, 2008                                              1,053,000
.........................................................................................................................
           800,000   Trump Atlantic City Associates
                     company guaranty 11 1/4s, 2006                                                              628,000
.........................................................................................................................
         2,775,000   Trump Casino Holdings, LLC 144A mtge.
                     11 5/8s, 2010                                                                             2,650,125
.........................................................................................................................
         1,620,000   Venetian Casino Resort, LLC company
                     guaranty 11s, 2010                                                                        1,826,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,316,463
------------------------------------------------------------------------------------------------------------------------
Health Care (6.2%)
.........................................................................................................................
         3,323,000   Alderwoods Group, Inc. company
                     guaranty 12 1/4s, 2009                                                                    3,472,535
.........................................................................................................................
            26,200   Alderwoods Group, Inc. company
                     guaranty 11s, 2007                                                                           26,462
.........................................................................................................................
           825,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       895,125
.........................................................................................................................
         1,040,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                              1,146,600
.........................................................................................................................
           705,000   ALARIS Medical Systems, Inc. company
                     guaranty 9 3/4s, 2006                                                                       729,675
.........................................................................................................................
         1,405,000   ALARIS Medical Systems, Inc. sec.
                     notes Ser. B, 11 5/8s, 2006                                                               1,714,100
.........................................................................................................................
           975,000   ALARIS Medical Systems, Inc. sr. sub.
                     notes 7 1/4s, 2011                                                                          992,063
.........................................................................................................................
            45,000   ALARIS Medical Systems, Inc. bank
                     term loan FRN 3.866s, 2009 (acquired
                     6/30/03, cost $50,000) (RES)                                                                 45,356
.........................................................................................................................
           510,000   ALARIS Medical, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     8/1/03), 2008 (STP)                                                                         538,050
.........................................................................................................................
         1,331,000   Alliance Imaging, Inc. sr. sub. notes
                     10 3/8s, 2011                                                                             1,390,895
.........................................................................................................................
           730,000   Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                               803,000
.........................................................................................................................
         1,610,000   Biovail Corp. sr. sub. notes 7 7/8s, 2010
                     (Canada)                                                                                  1,722,700
.........................................................................................................................
            99,250   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 3.7801s, 2010
                     (acquired 7/11/02, cost $99,250) (RES)                                                       98,831
.........................................................................................................................
           350,000   Dade Behring, Inc. company guaranty
                     11.91s, 2010                                                                                399,000
.........................................................................................................................
           950,000   Extendicare Health Services, Inc.
                     company guaranty 9 1/2s, 2010                                                               997,500
.........................................................................................................................
            68,508   Genesis Health Ventures, Inc. sec.
                     notes FRN 6.29s, 2007                                                                        67,823
.........................................................................................................................
         1,345,000   HCA, Inc. debs. 7.19s, 2015                                                               1,415,875
.........................................................................................................................
           670,000   HCA, Inc. notes 8.36s, 2024                                                                 754,348
.........................................................................................................................
           175,000   HCA, Inc. notes 7s, 2007                                                                    187,727
.........................................................................................................................
           225,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            251,979
.........................................................................................................................
         1,170,000   Hanger Orthopedic Group, Inc. company
                     guaranty 10 3/8s, 2009                                                                    1,292,850
.........................................................................................................................
            60,000   Hanger Orthopedic Group, Inc. sr.
                     sub. notes 11 1/4s, 2009                                                                     65,700
.........................................................................................................................
         2,105,000   Healthsouth Corp. notes 7 5/8s, 2012
                     (In default) (NON)                                                                        1,620,850
.........................................................................................................................
           970,000   Healthsouth Corp. sr. notes 8 1/2s,
                     2008 (In default) (NON)                                                                     761,450
.........................................................................................................................
           455,000   Healthsouth Corp. sr. notes 8 3/8s,
                     2011 (In default) (NON)                                                                     350,350
.........................................................................................................................
           565,000   Healthsouth Corp. sr. notes 7s, 2008
                     (In default) (NON)                                                                          443,525
.........................................................................................................................
         1,200,000   IASIS Healthcare Corp. company
                     guaranty 13s, 2009                                                                        1,332,000
.........................................................................................................................
           145,000   IASIS Healthcare Corp. 144A sr. sub.
                     notes 8 1/2s, 2009                                                                          148,625
.........................................................................................................................
         1,980,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                42,075
.........................................................................................................................
         1,190,000   Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                26,775
.........................................................................................................................
         1,705,000   Kinetic Concepts, Inc. company
                     guaranty Ser. B, 9 5/8s, 2007                                                             1,790,250
.........................................................................................................................
         2,480,000   Magellan Health Services, Inc. sr.
                     sub. notes 9s, 2008 (In default) (NON)                                                    1,066,400
.........................................................................................................................
           490,000   Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007 (In default) (NON)                                                   487,550
.........................................................................................................................
         1,850,000   Mediq, Inc. debs. 13s, 2009 (In default) (NON)                                                  185
.........................................................................................................................
           112,500   Medex Inc. bank term loan FRN 4.78s,
                     2009 (acquired 5/16/03, cost $89,775) (RES)                                                 112,828
.........................................................................................................................
         1,380,000   MedQuest, Inc. company guaranty
                     Ser. B, 11 7/8s, 2012                                                                     1,455,900
.........................................................................................................................
         5,470,000   Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                  82,050
.........................................................................................................................
EUR        690,000   NYCO Holdings 144A 11 1/2s, 2013
                     (Denmark)                                                                                   833,059
.........................................................................................................................
          $615,000   Omnicare, Inc. company guaranty
                     Ser. B, 8 1/8s, 2011                                                                        671,888
.........................................................................................................................
           690,000   Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                  707,250
.........................................................................................................................
         2,215,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                            2,536,175
.........................................................................................................................
         1,050,000   Province Healthcare Co. sr. sub.
                     notes 7 1/2s, 2013                                                                        1,034,250
.........................................................................................................................
           660,000   Service Corp. International debs.
                     7 7/8s, 2013                                                                                660,000
.........................................................................................................................
           280,000   Service Corp. International notes
                     7.7s, 2009                                                                                  285,600
.........................................................................................................................
           140,000   Service Corp. International notes
                     7.2s, 2006                                                                                  140,700
.........................................................................................................................
            45,000   Service Corp. International notes
                     6 7/8s, 2007                                                                                 44,550
.........................................................................................................................
           210,000   Service Corp. International notes
                     6 1/2s, 2008                                                                                205,275
.........................................................................................................................
         1,830,000   Service Corp. International notes 6s, 2005                                                1,843,725
.........................................................................................................................
           480,000   Service Corp. International notes
                     Ser. (a), 7.7s, 2009                                                                        489,600
.........................................................................................................................
         1,350,000   Stewart Enterprises, Inc. notes
                     10 3/4s, 2008                                                                             1,505,250
.........................................................................................................................
           220,000   Tenet Healthcare Corp. sr. notes
                     6 3/8s, 2011                                                                                203,500
.........................................................................................................................
         1,370,000   Tenet Healthcare Corp. sr. notes
                     5 3/8s, 2006                                                                              1,315,200
.........................................................................................................................
         1,300,000   Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                1,449,500
.........................................................................................................................
         1,935,000   Triad Hospitals, Inc. company
                     guaranty Ser. B, 8 3/4s, 2009                                                             2,058,356
.........................................................................................................................
           545,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012                                                                   594,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,306,935
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.8%)
.........................................................................................................................
           870,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       961,350
.........................................................................................................................
           560,000   D.R. Horton, Inc. company guaranty
                     8 1/2s, 2012                                                                                627,200
.........................................................................................................................
           350,000   D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                    388,500
.........................................................................................................................
           345,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                    365,700
.........................................................................................................................
           535,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    524,300
.........................................................................................................................
           860,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                            1,006,200
.........................................................................................................................
           500,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8 7/8s, 2012                                                               546,250
.........................................................................................................................
           270,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8s, 2012                                                                   294,300
.........................................................................................................................
           390,000   K. Hovnanian Enterprises, Inc. 144A
                     sr. sub. notes 7 3/4s, 2013                                                                 408,525
.........................................................................................................................
         1,420,000   KB Home sr. sub. notes 9 1/2s, 2011                                                       1,606,375
.........................................................................................................................
           105,000   KB Home sr. sub. notes 7 3/4s, 2010                                                         113,531
.........................................................................................................................
         1,180,000   Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                 1,339,300
.........................................................................................................................
            50,000   Ryland Group, Inc. sr. sub. notes
                     9 1/8s, 2011                                                                                 56,750
.........................................................................................................................
            60,000   Ryland Group, Inc. sr. sub. notes
                     8 1/4s, 2008                                                                                 62,475
.........................................................................................................................
         1,025,000   Schuler Homes, Inc. company guaranty
                     10 1/2s, 2011                                                                             1,178,750
.........................................................................................................................
            70,000   Schuler Homes, Inc. company guaranty
                     9s, 2008                                                                                     73,150
.........................................................................................................................
            75,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                       79,875
.........................................................................................................................
           250,000   Technical Olympic USA, Inc. company
                     guaranty 9s, 2010                                                                           270,000
.........................................................................................................................
           500,000   Technical Olympic USA, Inc. 144A sr.
                     sub. notes 10 3/8s, 2012                                                                    532,500
.........................................................................................................................
           720,000   Toll Corp. company guaranty 8 1/8s,
                     2009                                                                                        765,900
.........................................................................................................................
           130,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      144,300
.........................................................................................................................
           475,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      524,875
.........................................................................................................................
         1,055,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                     1,123,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,993,681
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.3%)
.........................................................................................................................
         2,130,000   FelCor Lodging LP company guaranty
                     9 1/2s, 2008 (R)                                                                          2,215,200
.........................................................................................................................
         1,640,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                    1,795,800
.........................................................................................................................
           595,000   HMH Properties, Inc. company guaranty
                     Ser. A, 7 7/8s, 2005                                                                        605,413
.........................................................................................................................
         4,995,000   HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                      5,069,925
.........................................................................................................................
           510,000   Host Marriott LP company guaranty
                     Ser. G, 9 1/4s, 2007 (R)                                                                    550,800
.........................................................................................................................
           620,000   Host Marriott LP sr. notes Ser. E,
                     8 3/8s, 2006 (R)                                                                            641,700
.........................................................................................................................
         1,195,000   ITT Corp. notes 6 3/4s, 2005                                                              1,247,288
.........................................................................................................................
         2,090,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                            2,207,563
.........................................................................................................................
         1,020,000   RFS Partnership LP company guaranty
                     9 3/4s, 2012                                                                              1,032,750
.........................................................................................................................
           205,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                          224,475
.........................................................................................................................
           705,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          742,013
.........................................................................................................................
           112,500   Wyndham International, Inc. bank term
                     loan FRN 6.029s, 2006 (acquired
                     05/21/03, cost $90,000) (RES)                                                                97,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,430,788
------------------------------------------------------------------------------------------------------------------------
Metals (1.2%)
.........................................................................................................................
           245,000   AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                208,250
.........................................................................................................................
           935,000   AK Steel Corp. company guaranty
                     7 3/4s, 2012                                                                                780,725
.........................................................................................................................
           720,000   Armco, Inc. sr. notes 9s, 2007                                                              633,600
.........................................................................................................................
           900,000   Armco, Inc. sr. notes 8 7/8s, 2008                                                          801,000
.........................................................................................................................
         2,017,723   Doe Run Resources Corp. company
                     guaranty Ser. A1, 11 3/4s, 2008
                     (acquired various dates from 7/27/01
                     to 2/6/03, cost $1,180,656) (RES) (PIK)                                                     807,089
.........................................................................................................................
         1,040,000   Gerdau Ameristeel Corp/Gusap Partners
                     144A sr. notes 10 3/8s, 2011 (Canada)                                                     1,014,000
.........................................................................................................................
            80,000   Kaiser Aluminum & Chemical Corp. sr.
                     notes Ser. B, 10 7/8s, 2006 (In default) (NON)                                               62,400
.........................................................................................................................
         3,225,000   Kaiser Aluminum & Chemical Corp. sr.
                     sub. notes 12 3/4s, 2003 (In default) (NON)                                                 201,563
.........................................................................................................................
           345,000   Oregon Steel Mills, Inc. company
                     guaranty 10s, 2009                                                                          313,950
.........................................................................................................................
         1,135,000   Steel Dynamics, Inc. company guaranty
                     9 1/2s, 2009                                                                              1,191,750
.........................................................................................................................
         1,355,000   Ucar Finance, Inc. company guaranty
                     10 1/4s, 2012                                                                             1,327,900
.........................................................................................................................
         1,000,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 310,000
.........................................................................................................................
            88,000   Weirton Steel Corp. sr. notes
                     FRN 1/2s, 2008 (In default) (NON)                                                            11,440
.........................................................................................................................
         1,500,000   Wheeling-Pittsburgh Steel Corp. sr.
                     notes 9 1/4s, 2007 (In default) (NON)                                                       135,000
.........................................................................................................................
           820,000   WHX Corp. sr. notes 10 1/2s, 2005                                                           705,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,503,867
------------------------------------------------------------------------------------------------------------------------
Publishing (3.6%)
.........................................................................................................................
           112,500   Affinity Group Holdings bank term
                     loan FRN 7s, 2009 (acquired 5/27/03,
                     cost $112,219) (RES)                                                                        112,570
.........................................................................................................................
         2,411,000   Affinity Group Holdings sr. notes
                     11s, 2007                                                                                 2,471,275
.........................................................................................................................
           485,000   CanWest Media, Inc. 144A notes
                     7 5/8s, 2013 (Canada)                                                                       515,313
.........................................................................................................................
           880,000   Garden State Newspapers, Inc. sr.
                     sub. notes 8 5/8s, 2011                                                                     915,200
.........................................................................................................................
           470,000   Garden State Newspapers, Inc. sr.
                     sub. notes Ser. B, 8 3/4s, 2009                                                             484,100
.........................................................................................................................
           825,000   Hollinger International Publishing,
                     Inc. sr. notes 9s, 2010                                                                     882,750
.........................................................................................................................
         2,786,018   Hollinger Participation Trust 144A
                     sr. notes 12 1/8s, 2010 (Canada) (PIK)                                                    3,120,340
.........................................................................................................................
           980,000   Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011 (In default) (NON)                                                     9,800
.........................................................................................................................
         1,025,000   Mail-Well I Corp. company guaranty
                     9 5/8s, 2012                                                                              1,083,938
.........................................................................................................................
            90,000   Moore Wallace bank term loan FRN
                     Ser. B, 4.2688s, 2010 (acquired
                     3/13/03, cost $90,000) (RES)                                                                 90,647
.........................................................................................................................
         2,530,000   PRIMEDIA, Inc. company guaranty
                     8 7/8s, 2011                                                                              2,662,825
.........................................................................................................................
         1,060,000   PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                              1,070,600
.........................................................................................................................
           950,000   PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                                      978,500
.........................................................................................................................
           720,000   Quebecor Media, Inc. sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                               603,000
.........................................................................................................................
         1,360,000   Quebecor Media, Inc. sr. notes
                     11 1/8s, 2011 (Canada)                                                                    1,564,000
.........................................................................................................................
         1,745,000   RH Donnelley Finance Corp. I 144A sr.
                     notes 8 7/8s, 2010                                                                        1,928,225
.........................................................................................................................
         1,110,000   RH Donnelley Finance Corp. I 144A sr.
                     sub. notes 10 7/8s, 2012                                                                  1,293,150
.........................................................................................................................
         1,665,000   Vertis, Inc. company guaranty Ser. B,
                     10 7/8s, 2009                                                                             1,698,300
.........................................................................................................................
         2,120,000   Vertis, Inc. 144A sec. notes 9 3/4s, 2009                                                 2,204,800
.........................................................................................................................
         1,010,000   Von Hoffman Press, Inc. company
                     guaranty 10 1/4s, 2009                                                                    1,080,700
.........................................................................................................................
           435,000   Von Hoffman Press, Inc. company
                     guaranty FRN 10 3/8s, 2007                                                                  437,175
.........................................................................................................................
         1,045,913   Von Hoffman Press, Inc. debs. 13s, 2009 (PIK)                                               972,699
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,179,907
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
.........................................................................................................................
           695,000   Domino's, Inc. 144A sr. sub. notes
                     8 1/4s, 2011                                                                                714,113
.........................................................................................................................
         1,581,000   Sbarro, Inc. company guaranty 11s, 2009                                                   1,351,755
.........................................................................................................................
         2,245,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                  2,660,325
.........................................................................................................................
           485,000   Yum! Brands, Inc. sr. notes 8 1/2s, 2006                                                    543,200
.........................................................................................................................
            35,000   Yum! Brands, Inc. sr. notes 7.65s, 2008                                                      39,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,308,943
------------------------------------------------------------------------------------------------------------------------
Retail (2.5%)
.........................................................................................................................
            78,107   Advance Stores bank term loan FRN
                     Ser. C, 4.0857s, 2007 (acquired
                     3/4/03, cost $78,107) (RES)                                                                  78,322
.........................................................................................................................
         1,100,000   Asbury Automotive Group, Inc. company
                     guaranty 9s, 2012                                                                         1,061,500
.........................................................................................................................
         1,710,000   Autonation, Inc. company guaranty
                     9s, 2008                                                                                  1,898,100
.........................................................................................................................
           635,000   Gap, Inc. (The) notes 6.9s, 2007                                                            684,213
.........................................................................................................................
           685,000   Hollywood Entertainment Corp. sr.
                     sub. notes 9 5/8s, 2011                                                                     746,650
.........................................................................................................................
         1,540,000   J. Crew Operating Corp. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                       1,493,800
.........................................................................................................................
         2,235,000   JC Penney Co., Inc. debs. 7.95s, 2017                                                     2,212,650
.........................................................................................................................
           330,000   JC Penney Co., Inc. debs. 7.65s, 2016                                                       321,750
.........................................................................................................................
           390,000   JC Penney Co., Inc. notes 9s, 2012                                                          421,200
.........................................................................................................................
            50,000   JC Penney Co., Inc. notes 8s, 2010                                                           52,375
.........................................................................................................................
           630,000   JC Penney Co., Inc. notes Ser. A MTN,
                     7.05s, 2005                                                                                 650,475
.........................................................................................................................
           720,000   NBTY, Inc. sr. sub. notes Ser. B,
                     8 5/8s, 2007                                                                                739,800
.........................................................................................................................
           148,450   Petco Animal Supplies, Inc. bank term
                     loan FRN Ser. C, 4.78s, 2008
                     (acquired 8/7/02, cost $148,227) (RES)                                                      148,759
.........................................................................................................................
            90,000   Rite Aid Corp. bank term loan FRN
                     4.6187s, 2008 (acquired 5/16/03,
                     cost $89,888) (RES)                                                                          91,103
.........................................................................................................................
           420,000   Rite Aid Corp. debs. 6 7/8s, 2013                                                           363,300
.........................................................................................................................
         1,025,000   Rite Aid Corp. 144A notes 9 1/2s, 2011                                                    1,101,875
.........................................................................................................................
           220,000   Rite Aid Corp. 144A notes 6s, 2005                                                          209,000
.........................................................................................................................
         1,135,000   Rite Aid Corp. 144A sr. notes 9 1/4s, 2013                                                1,123,650
.........................................................................................................................
           460,000   Rite Aid Corp. 144A sr. sec. notes
                     8 1/8s, 2010                                                                                476,100
.........................................................................................................................
         3,070,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                  3,246,525
.........................................................................................................................
           110,000   Southland Corp. debs. Ser. A, 4 1/2s, 2004                                                  110,000
.........................................................................................................................
           290,000   Southland Corp. sr. sub. debs. 5s, 2003                                                     290,000
.........................................................................................................................
           820,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                       877,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,398,547
------------------------------------------------------------------------------------------------------------------------
Transportation (2.3%)
.........................................................................................................................
           110,000   Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada) (In default) (NON)                                                             50,050
.........................................................................................................................
         2,333,112   Air2 US 144A sinking fund Ser. D,
                     12.266s, 2020 (In default) (NON)                                                            209,980
.........................................................................................................................
           840,000   Allied Holdings, Inc. company
                     guaranty Ser. B, 8 5/8s, 2007                                                               756,000
.........................................................................................................................
           690,000   American Airlines, Inc. pass-through
                     certificates Ser. 01-1, 6.817s, 2011                                                        579,600
.........................................................................................................................
           625,000   American Airlines, Inc. pass-through
                     certificates Ser. 99-1, 7.024s, 2009                                                        587,500
.........................................................................................................................
           377,742   American Airlines, Inc. pass-through
                     certificates Ser. 99-1, 6.855s, 2009                                                        355,078
.........................................................................................................................
         2,305,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                             1,913,150
.........................................................................................................................
           630,000   Continental Airlines, Inc. pass-through
                     certificates Ser. D, 7.568s, 2006                                                           466,200
.........................................................................................................................
           770,000   Delta Air Lines, Inc. pass-through
                     certificates Ser. 00-1, Class C, 7.779s, 2005                                               669,782
.........................................................................................................................
           525,484   Delta Air Lines, Inc. pass-through
                     certificates Ser. C, 7.779s, 2012                                                           420,388
.........................................................................................................................
         1,740,000   Evergreen International Aviation Inc.
                     144A sec. notes 12s, 2010                                                                 1,713,900
.........................................................................................................................
         2,130,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                             2,380,275
.........................................................................................................................
           340,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                               352,325
.........................................................................................................................
         2,005,000   Navistar International Corp. company
                     guaranty Ser. B, 9 3/8s, 2006                                                             2,150,363
.........................................................................................................................
           285,000   Navistar International Corp. sr.
                     notes Ser. B, 8s, 2008                                                                      282,150
.........................................................................................................................
         1,000,000   Northwest Airlines, Inc. company
                     guaranty 8 7/8s, 2006                                                                       790,000
.........................................................................................................................
           200,000   Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                        187,000
.........................................................................................................................
         1,140,000   Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                       963,300
.........................................................................................................................
           620,000   Northwest Airlines, Inc. sr. notes
                     9 7/8s, 2007                                                                                505,300
.........................................................................................................................
           157,500   Pacer International, Inc. bank term
                     loan FRN 4.529s, 2010 (acquired
                     6/10/03, cost $158,203) (RES)                                                               158,288
.........................................................................................................................
           380,000   Travel Centers of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              433,200
.........................................................................................................................
         1,130,000   US Air, Inc. pass-through certificates
                     Ser. 93-A3, 10 3/8s, 2013 (In default) (NON)                                                452,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,375,829
------------------------------------------------------------------------------------------------------------------------
Technology (3.5%)
.........................................................................................................................
         2,780,000   AMI Semiconductor, Inc. 144A sr. sub.
                     notes 10 3/4s, 2013                                                                       3,113,600
.........................................................................................................................
           810,000   Amkor Technologies, Inc. structured
                     notes 12.58s, 2005 (issued by STEERS
                     Credit Linked Trust 2000)                                                                   810,000
.........................................................................................................................
           112,500   Amkor Technology, Inc. bank term loan
                     FRN 5.02s, 2006 (acquired 4/17/03,
                     cost $112,837) (RES)                                                                        113,742
.........................................................................................................................
         1,055,000   DigitalNet Holdings, Inc. 144A sr.
                     notes 9s, 2010                                                                            1,055,000
.........................................................................................................................
           230,000   Fairchild Semiconductor International, Inc.
                     company guaranty 10 3/8s, 2007                                                              241,932
.........................................................................................................................
           620,000   Iron Mountain, Inc. company guaranty
                     8 5/8s, 2013                                                                                668,050
.........................................................................................................................
         2,120,000   Iron Mountain, Inc. company guaranty
                     8 1/8s, 2008 (Canada)                                                                     2,204,800
.........................................................................................................................
           130,000   Lucent Technologies, Inc. debs.
                     6 1/2s, 2028                                                                                 89,700
.........................................................................................................................
         3,900,000   Lucent Technologies, Inc. debs.
                     6.45s, 2029                                                                               2,671,500
.........................................................................................................................
         1,890,000   Lucent Technologies, Inc. notes
                     7 1/4s, 2006                                                                              1,790,775
.........................................................................................................................
            90,000   Lucent Technologies, Inc. notes
                     5 1/2s, 2008                                                                                 75,825
.........................................................................................................................
         1,820,000   Nortel Networks Corp. notes 6 1/8s,
                     2006 (Canada)                                                                             1,765,400
.........................................................................................................................
         1,025,000   ON Semiconductor Corp. company
                     guaranty 13s, 2008                                                                        1,035,250
.........................................................................................................................
         1,425,000   SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                1,225,500
.........................................................................................................................
         1,190,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                          1,279,250
.........................................................................................................................
           507,528   Telex Communications Group, Inc. sr.
                     sub. notes Ser. A, zero %, 2006                                                             279,140
.........................................................................................................................
         1,195,000   Titan Corp. (The) 144A sr. sub. notes
                     8s, 2011                                                                                  1,266,700
.........................................................................................................................
           365,000   Xerox Cap Europe PLC company guaranty
                     5 7/8s, 2004 (United Kingdom)                                                               366,825
.........................................................................................................................
           755,000   Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                      728,575
.........................................................................................................................
         3,375,000   Xerox Corp. sr. notes 7 1/8s, 2010                                                        3,383,438
.........................................................................................................................
         1,280,000   Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                   1,440,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,605,002
------------------------------------------------------------------------------------------------------------------------
Textiles (0.6%)
.........................................................................................................................
         1,110,000   Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008 (In default) (NON)                                                               6,938
.........................................................................................................................
         1,685,000   Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                1,402,763
.........................................................................................................................
           860,000   Oxford Industries Inc. 144A sr. notes
                     8 7/8s, 2011                                                                                903,000
.........................................................................................................................
           980,000   Russell Corp. company guaranty
                     9 1/4s, 2010                                                                              1,073,100
.........................................................................................................................
         1,175,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                    1,326,281
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,712,082
------------------------------------------------------------------------------------------------------------------------
Utilities and Power (6.8%)
.........................................................................................................................
           162,000   AES Corp. (The) sr. notes 8 7/8s, 2011                                                      157,950
.........................................................................................................................
            32,000   AES Corp. (The) sr. notes 8 3/4s, 2008                                                       31,520
.........................................................................................................................
         1,455,000   AES Corp. (The) 144A sec. notes
                     9s, 2015                                                                                  1,542,300
.........................................................................................................................
         1,345,000   AES Corp. (The) 144A sec. notes
                     8 3/4s, 2013                                                                              1,415,613
.........................................................................................................................
         1,735,000   Allegheny Energy Supply 144A bonds
                     8 1/4s, 2012                                                                              1,483,425
.........................................................................................................................
           625,000   Allegheny Energy, Inc. notes 7 3/4s, 2005                                                   625,000
.........................................................................................................................
           790,000   Avon Energy Partners Holdings 144A
                     notes 7.05s, 2007 (United Kingdom)                                                          677,425
.........................................................................................................................
            75,000   Avon Energy Partners Holdings 144A
                     notes 6.46s, 2008 (United Kingdom)                                                           63,104
.........................................................................................................................
           620,000   Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              485,150
.........................................................................................................................
           800,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                       740,000
.........................................................................................................................
           350,000   Calpine Corp. sr. notes 8 3/4s, 2007                                                        286,125
.........................................................................................................................
         2,155,000   Calpine Corp. sr. notes 8 5/8s, 2010                                                      1,616,250
.........................................................................................................................
         2,775,000   Calpine Corp. sr. notes 8 1/2s, 2011                                                      2,081,250
.........................................................................................................................
         1,390,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                      1,056,400
.........................................................................................................................
           670,000   Calpine Corp. sr. notes 7 5/8s, 2006                                                        581,225
.........................................................................................................................
           505,000   CenterPoint Energy Resources Corp.
                     debs. 6 1/2s, 2008                                                                          541,597
.........................................................................................................................
           420,000   CenterPoint Energy Resources Corp.
                     144A general ref. mtge. 7 7/8s, 2013                                                        483,102
.........................................................................................................................
           136,929   CMS Energy Corp. bank term loan FRN
                     Ser. B, 7 1/2s, 2004 (acquired
                     4/21/03, cost $135,902) (RES)                                                               136,758
.........................................................................................................................
           245,000   CMS Energy Corp. bank term loan FRN
                     Ser. C, 9s, 2004 (acquired 4/12/03,
                     cost $241,937) (RES)                                                                        245,306
.........................................................................................................................
           515,000   CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       506,631
.........................................................................................................................
         1,500,000   CMS Energy Corp. sr. notes 8.9s, 2008                                                     1,569,375
.........................................................................................................................
           600,000   CMS Energy Corp. sr. notes 8 1/2s, 2011                                                     626,250
.........................................................................................................................
         1,500,000   Dynegy Holdings Inc. company guaranty
                     6 3/4s, 2005                                                                              1,417,500
.........................................................................................................................
           145,000   Dynegy Holdings, Inc. sr. notes
                     8 1/8s, 2005                                                                                141,013
.........................................................................................................................
           275,000   Dynegy Holdings, Inc. sr. notes 7.45s, 2006                                                 261,938
.........................................................................................................................
           545,000   Dynegy Holdings, Inc. sr. notes 6 7/8s, 2011                                                457,800
.........................................................................................................................
           700,000   Edison Mission Energy sr. notes 10s, 2008                                                   661,500
.........................................................................................................................
           710,000   Edison Mission Energy sr. notes
                     9 7/8s, 2011                                                                                656,750
.........................................................................................................................
           280,000   El Paso CGP Co. debs. 6 1/2s, 2008                                                          250,600
.........................................................................................................................
           355,000   El Paso CGP Co. notes 6 3/8s, 2009                                                          310,625
.........................................................................................................................
           520,000   El Paso Corp. notes Ser. MTN, 6.95s, 2007                                                   486,200
.........................................................................................................................
           215,000   El Paso Corp. sr. notes 7 3/8s, 2012                                                        192,425
.........................................................................................................................
         1,750,000   El Paso Production Holding Co. 144A
                     sr. notes 7 3/4s, 2013                                                                    1,745,625
.........................................................................................................................
         1,175,000   Gemstone Investor, Ltd. 144A company
                     guaranty 7.71s, 2004                                                                      1,169,125
.........................................................................................................................
           720,000   Midland Funding II Corp. debs.
                     Ser. A, 11 3/4s, 2005                                                                       777,600
.........................................................................................................................
           500,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                            310,000
.........................................................................................................................
         1,850,000   Mirant Americas Generation, Inc. sr.
                     notes 7 5/8s, 2006                                                                        1,424,500
.........................................................................................................................
           510,000   Mirant Americas Generation, Inc. sr.
                     notes 7.2s, 2008                                                                            321,300
.........................................................................................................................
           495,000   Mirant Corp. 144A sr. notes 7.4s, 2004                                                      368,775
.........................................................................................................................
           685,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               462,375
.........................................................................................................................
         1,555,000   Northwestern Corp. notes 8 3/4s, 2012                                                     1,197,350
.........................................................................................................................
           600,000   Northwest PIpeline Corp. company
                     guaranty 8 1/8s, 2010                                                                       645,000
.........................................................................................................................
           720,000   Pacific Gas & Electric Co. 144A sr.
                     notes 7 3/8s, 2005 (In default) (NON)                                                       745,200
.........................................................................................................................
         1,185,000   PG&E Corp. 144A sec. notes 6 7/8s, 2008                                                   1,226,475
.........................................................................................................................
           290,000   PG&E Gas Transmission Northwest sr.
                     notes 7.1s, 2005                                                                            294,350
.........................................................................................................................
         1,115,000   PSEG Energy Holdings, Inc. 144A notes
                     7 3/4s, 2007                                                                              1,179,113
.........................................................................................................................
           915,000   SEMCO Energy, Inc. 144A sr. notes
                     7 3/4s, 2013                                                                                969,900
.........................................................................................................................
            35,000   Sierra Pacific Power Co. general ref.
                     mtge. Ser. A, 8s, 2008                                                                       36,575
.........................................................................................................................
           345,000   Sierra Pacific Power Co. med. term
                     notes Ser. C, 6.82s, 2006                                                                   339,825
.........................................................................................................................
         1,330,000   Sierra Pacific Resources notes
                     8 3/4s, 2005                                                                              1,379,875
.........................................................................................................................
           180,000   Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                183,375
.........................................................................................................................
         1,690,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                        1,852,663
.........................................................................................................................
           575,000   Teco Energy, Inc. notes 10 1/2s, 2007                                                       656,219
.........................................................................................................................
           290,000   Teco Energy, Inc. notes 7.2s, 2011                                                          287,463
.........................................................................................................................
           765,000   Teco Energy, Inc. notes 7s, 2012                                                            745,875
.........................................................................................................................
           690,000   Teco Energy, Inc. sr. notes 7 1/2s, 2010                                                    703,800
.........................................................................................................................
         1,155,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                              1,287,825
.........................................................................................................................
         1,070,000   Williams Cos., Inc. (The) FRN Ser. A,
                     6 3/4s, 2006                                                                              1,053,950
.........................................................................................................................
           685,000   Williams Cos., Inc. (The) notes
                     9 1/4s, 2004                                                                                702,125
.........................................................................................................................
         1,345,000   Williams Cos., Inc. (The) notes
                     6 1/2s, 2006                                                                              1,311,375
.........................................................................................................................
         1,320,000   Williams Cos., Inc. (The) sr. notes
                     8 5/8s, 2010                                                                              1,379,400
.........................................................................................................................
           685,000   Williams Holdings Of Delaware notes
                     6 1/2s, 2008                                                                                667,875
.........................................................................................................................
            90,000   Williams Products bank term loan FRN
                     4.9s, 2007 (acquired 6/4/03,
                     cost $90,000) (RES)                                                                          90,450
.........................................................................................................................
         3,019,189   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                  2,113,433
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,416,898
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $649,506,226)                                                                    $638,184,388
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            35,172   Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd.                                                                              $1,969,632
.........................................................................................................................
             5,230   Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                   141,210
.........................................................................................................................
               177   Crown Castle International Corp.
                     12.75% pfd.                                                                                 194,700
.........................................................................................................................
                21   CSC Holdings, Inc. Ser. H, $11.75 cum. pfd.
                     (acquired 08/29/00, cost $2,192) (RES) (PIK)                                                  2,158
.........................................................................................................................
            60,080   CSC Holdings, Inc. Ser. M,
                     $11.125 cum. pfd.                                                                         6,188,240
.........................................................................................................................
            10,527   Decrane Aircraft Holdings Co.
                     $16.00 pfd. (PIK)                                                                           105,275
.........................................................................................................................
            91,670   Diva Systems Corp. Ser. C,
                     6.00% cum. pfd.                                                                                 917
.........................................................................................................................
            42,800   Doane Pet Care Co. $7.125 pfd.                                                            1,712,000
.........................................................................................................................
               193   Dobson Communications Corp.
                     13.00% pfd. (PIK)                                                                           191,070
.........................................................................................................................
             2,204   Dobson Communications Corp.
                     12.25% pfd. (PIK)                                                                         2,204,070
.........................................................................................................................
             1,010   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                               1,085,750
.........................................................................................................................
               198   Leiner Health Products Ser. C, zero % pfd.                                                        1
.........................................................................................................................
            31,075   Lodgian, Inc. Ser. A, $7.06 cum. pfd. (PIK)                                                 573,954
.........................................................................................................................
               396   Metrocall Holdings, Inc. Ser. A,
                     15.00% cum. pfd.                                                                              4,356
.........................................................................................................................
             7,029   Microcell Telecommunications, Inc.
                     zero % (Canada)                                                                              53,034
.........................................................................................................................
               808   Nextel Communications, Inc. Ser. E,
                     11.125% pfd. (PIK)                                                                          860,520
.........................................................................................................................
            68,272   North Atlantic Trading Co. 12.00% pfd. (PIK)                                              1,365,440
.........................................................................................................................
                10   NTL Europe, Inc. Ser. A, zero % cum. pfd.                                                        20
.........................................................................................................................
               286   Paxson Communications Corp.
                     13.25% cum. pfd. (PIK)                                                                    2,831,400
.........................................................................................................................
             7,400   PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                      654,900
.........................................................................................................................
             2,781   Rural Cellular Corp. 12.25% pfd. (PIK)                                                    1,140,210
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $24,153,255)                                                                      $21,278,857
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,510,000   American Tower Corp. cv. notes 5s, 2010                                                  $1,291,050
.........................................................................................................................
           780,000   Amkor Technology, Inc. cv. notes
                     5 3/4s, 2006                                                                                711,750
.........................................................................................................................
           445,000   CenterPoint Energy, Inc. 144A cv. sr.
                     notes 3 3/4s, 2023                                                                          460,575
.........................................................................................................................
         5,150,000   Cybernet Internet Services International,
                     Inc. 144A cv. sr. disc. notes stepped-coupon
                     zero % (13s, 8/15/04) 2009 (Denmark)
                     (In default) (NON) (STP)                                                                      5,150
.........................................................................................................................
         1,570,000   DaVita, Inc. cv. sub. notes 7s, 2009                                                      1,650,463
.........................................................................................................................
EUR        705,000   Koninklijke Ahold NV cv. sub. notes
                     3s, 2003 (Netherlands)                                                                      349,878
.........................................................................................................................
          $515,000   Kulicke & Soffa Industries, Inc. cv.
                     sub. notes 4 3/4s, 2006                                                                     408,781
.........................................................................................................................
            36,000   Millicom International Cellular SA 144A
                     cv. bonds zero %, 2006 (Luxembourg) (PIK)                                                    72,000
.........................................................................................................................
         4,895,000   Nextel Communications, Inc. cv. sr.
                     notes 6s, 2011                                                                            5,121,394
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $13,510,966)                                                                      $10,071,041
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Automotive (--%)
.........................................................................................................................
            84,875   VS Holdings, Inc. (NON)                                                                     $63,656
------------------------------------------------------------------------------------------------------------------------
Broadcasting (--%)
.........................................................................................................................
               336   Quorum Broadcast Holdings, Inc. Class E
                     (acquired 5/15/01, cost $334,843) (RES) (NON)                                                66,105
.........................................................................................................................
                93   RCN Corp. (NON)                                                                                 184
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  66,289
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
            73,728   Laidlaw International Inc (NON)                                                             548,536
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.1%)
.........................................................................................................................
           143,399   Pioneer Cos., Inc. (NON)                                                                    523,406
.........................................................................................................................
             9,789   Polymer Group, Inc. Class A (NON)                                                            84,577
.........................................................................................................................
               691   Sterling Chemicals, Inc. (NON)                                                               10,365
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 618,348
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
.........................................................................................................................
           220,000   Loewen Group International, Inc. (NON)                                                           22
.........................................................................................................................
         1,720,000   Morrison Knudsen Corp. (NON)                                                                141,900
.........................................................................................................................
             4,223   Washington Group International, Inc. (NON)                                                   92,737
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 234,659
------------------------------------------------------------------------------------------------------------------------
Communication Services (--%)
.........................................................................................................................
            29,846   Covad Communications Group, Inc. (NON)                                                       30,144
.........................................................................................................................
            10,393   Birch Telecom, Inc. (NON)                                                                    35,960
.........................................................................................................................
            36,009   Globix Corp. (NON)                                                                           99,025
.........................................................................................................................
               460   Metrocall Holdings, Inc. (NON)                                                               49,685
.........................................................................................................................
                58   Microcell Telecommunications, Inc.
                     Class A (Canada) (NON)                                                                          470
.........................................................................................................................
             6,986   Microcell Telecommunications, Inc.
                     Class B (Canada) (NON)                                                                       51,681
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B1 (NON)                                                              46
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B2 (NON)                                                              46
.........................................................................................................................
             4,609   Vast Solutions, Inc. Class B3 (NON)                                                              46
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 267,103
------------------------------------------------------------------------------------------------------------------------
Energy (--%)
.........................................................................................................................
            24,961   Jasper Energy 144A (NON)                                                                      1,560
.........................................................................................................................
             2,560   XCL, Ltd. (NON)                                                                             359,331
.........................................................................................................................
             5,107   York Research Corp. 144A (NON)                                                                  319
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 361,210
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.5%)
.........................................................................................................................
           179,280   Regal Entertainment Group 144A                                                            3,804,680
------------------------------------------------------------------------------------------------------------------------
Financial (--%)
.........................................................................................................................
         1,922,000   AMRESCO Creditor Trust (NON) (R)                                                            171,058
.........................................................................................................................
         5,126,274   Contifinancial Corp. Liquidating
                     Trust Units                                                                                  51,263
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 222,321
------------------------------------------------------------------------------------------------------------------------
Food (0.4%)
.........................................................................................................................
             3,460   Archibald Candy Corp. (NON)                                                                   9,861
.........................................................................................................................
            48,616   Aurora Foods, Inc. (NON)                                                                     17,016
.........................................................................................................................
               665   Premium Holdings (LP) 144A (NON)                                                             13,958
.........................................................................................................................
             1,579   PSF Group Holdings, Inc. 144A Class A (NON)                                               2,762,428
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,803,263
------------------------------------------------------------------------------------------------------------------------
Health Care (--%)
.........................................................................................................................
             4,226   Alderwoods Group, Inc. (NON)                                                                 23,074
.........................................................................................................................
             6,219   Genesis Health Ventures, Inc. (NON)                                                         109,765
.........................................................................................................................
             3,572   Mariner Health Care, Inc. (NON)                                                              26,790
.........................................................................................................................
             3,371   Mediq, Inc. (NON)                                                                               337
.........................................................................................................................
             3,215   Sun Healthcare Group, Inc. (NON)                                                              5,466
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 165,432
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (--%)
.........................................................................................................................
            36,818   Lodgian, Inc. (NON)                                                                         111,190
------------------------------------------------------------------------------------------------------------------------
Technology (--%)
.........................................................................................................................
               872   Comdisco Holding Co., Inc. (NON)                                                             86,328
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $34,523,190)                                                                       $9,353,015
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,138,000   Bulgaria (Republic of) 144A bonds
                     8 1/4s, 2015                                                                             $1,344,547
.........................................................................................................................
           220,000   Colombia (Republic of) bonds
                     11 3/4s, 2020                                                                               273,350
.........................................................................................................................
           170,000   Colombia (Republic of) bonds
                     10 3/8s, 2033                                                                               195,500
.........................................................................................................................
           315,000   Colombia (Republic of) bonds
                     Ser. NOV, 9 3/4s, 2009                                                                      354,060
.........................................................................................................................
           340,000   Colombia (Republic of) notes
                     10 3/4s, 2013                                                                               397,460
.........................................................................................................................
         1,185,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 10s (7s,
                     8/15/03), 2030 (STP)                                                                        711,000
.........................................................................................................................
           315,000   Philippines (Republic of) bonds 9s, 2013                                                    337,838
.........................................................................................................................
         1,335,000   Russia (Federation of) unsub.
                     stepped-coupon 5s (7 1/2s,
                     3/31/07), 2030 (STP)                                                                      1,296,953
.........................................................................................................................
         1,285,000   United Mexican States bonds Ser. MTN,
                     8.3s, 2031                                                                                1,480,963
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $4,850,551)                                                              $6,391,671
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             4,314   Knology, Inc. 144A Ser. D, zero % cv. pfd.                                                   $4,314
.........................................................................................................................
            14,400   LTV Corp. 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                              144
.........................................................................................................................
             1,180   Lucent Technologies, Inc. 8.00% cv. pfd.                                                  1,208,025
.........................................................................................................................
            10,177   Omnicare, Inc. zero % cv. pfd.                                                              545,742
.........................................................................................................................
               158   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                      1,358,800
.........................................................................................................................
            15,352   Peninsula Gaming Partners 144A
                     $7.14 cv. pfd.                                                                               92,109
.........................................................................................................................
            24,082   Telex Communications, Inc. zero % cv.
                     pfd. (In default) (NON)                                                                      24,082
.........................................................................................................................
             1,440   Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                      14
.........................................................................................................................
            13,000   Williams Cos., Inc. (The) 144A
                     $2.75 cv. pfd.                                                                              689,000
.........................................................................................................................
             2,736   XCL, Ltd. 144A Ser. A, 9.50% cum. cv.
                     pfd. (In default) (NON) (PIK)                                                                 1,368
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $4,967,484)                                                                        $3,923,598
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $880,000   CDO Repackaging Trust Series 144A FRB
                     Ser. 03-3, Class A, 9.49s, 2008                                                            $880,000
.........................................................................................................................
           880,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 5A,
                     9.87s, 2015 (Cayman Islands)                                                                880,000
.........................................................................................................................
           625,000   Verdi Synthetic Clo 144A Ser. 1A,
                     Class E2, 11.15s, 2010                                                                      625,000
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $2,385,000)                                                                        $2,385,000
------------------------------------------------------------------------------------------------------------------------
UNITS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
         2,215,000   HMP Equity Holdings Corp. units
                     zero %, 2008                                                                             $1,112,169
.........................................................................................................................
         2,695,000   XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                          808,500
.........................................................................................................................
            13,850   XCL, Ltd. 144A units cum. cv. pfd.
                     zero % (In default) (NON) (PIK)                                                               6,925
------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $4,956,289)                                                                        $1,927,594
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $556,800   Peru (Republic of) bonds Ser. PDI,
                     5s, 2017                                                                                   $473,280
.........................................................................................................................
           305,000   Peru (Republic of) coll. FLIRB 4 1/2s, 2017
                     (acquired various dates from 5/14/02
                     to 8/23/02, cost $203,550) (RES)                                                            237,138
.........................................................................................................................
           595,000   Peru (Republic of) coll. FLIRB
                     Ser. 20YR, 4 1/2s, 2017                                                                     462,613
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $1,042,007)                                                                        $1,173,031
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
             1,820   American Tower Corp.
                     Class A                                                                      8/1/08        $186,550
.........................................................................................................................
             1,950   Dayton Superior Corp. 144A                                                  6/15/09             488
.........................................................................................................................
                 1   Decrane Aircraft Holdings Co.
                     Class B                                                                     6/30/10               1
.........................................................................................................................
             3,651   Diva Systems Corp. 144A                                                     5/15/06              37
.........................................................................................................................
                 6   Doe Run Resources
                     Corp. 144A                                                                 12/31/12               1
.........................................................................................................................
             1,880   Insilco Holding Co.                                                         8/15/08               1
.........................................................................................................................
               525   MDP Acquisitions PLC 144A                                                   10/1/13           1,313
.........................................................................................................................
             4,325   Microcell Telecommunications
                     (Canada)                                                                     5/1/08           2,547
.........................................................................................................................
             2,595   Microcell Telecommunications
                     (Canada)                                                                     5/1/05             800
.........................................................................................................................
               720   Mikohn Gaming Corp. 144A                                                    8/15/08               7
.........................................................................................................................
               850   Pliant Corp. 144A                                                            6/1/10             425
.........................................................................................................................
               427   R.A.B. Holdings, Inc.                                                       4/30/10               4
.........................................................................................................................
               923   Solutia, Inc. 144A                                                          7/15/09           1,154
.........................................................................................................................
             8,040   Sun Healthcare Group, Inc.                                                  2/28/05               1
.........................................................................................................................
             1,140   Travel Centers of
                     America, Inc. 144A                                                           5/1/09          11,400
.........................................................................................................................
             3,450   Ubiquitel, Inc. 144A                                                        4/15/10               1
.........................................................................................................................
           410,000   United Mexican States
                     Ser. B (Mexico)                                                             6/30/04           4,100
.........................................................................................................................
           410,000   United Mexican States
                     Ser. C (Mexico)                                                             6/30/05           1,230
.........................................................................................................................
           410,000   United Mexican States
                     Ser. D (Mexico)                                                             6/30/06             410
.........................................................................................................................
           410,000   United Mexican States
                     Ser. E (Mexico)                                                             6/30/07             205
.........................................................................................................................
                70   Versatel Telecom NV
                     (Netherlands)                                                               5/15/08               1
.........................................................................................................................
             2,606   Washington Group
                     International, Inc.
                     Ser. A                                                                      1/25/06           7,685
.........................................................................................................................
             2,978   Washington Group
                     International, Inc. Ser. B                                                  1/25/06           7,295
.........................................................................................................................
             1,609   Washington Group
                     International, Inc. Ser. C                                                  1/25/06           3,540
.........................................................................................................................
             2,050   XM Satellite Radio
                     Holdings, Inc. 144A                                                         3/15/10              21
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $1,317,453)                                                                          $229,217
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $583,190   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                     $582,848
.........................................................................................................................
        19,852,559   Short term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      19,852,559
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $20,435,407)                                                                      $20,435,407
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $761,647,828)                                                                    $715,352,819
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $76,246)
------------------------------------------------------------------------------
                               Market    Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Euro                          $75,494      $76,246   9/17/2003          $(752)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $5,478,060)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pounds               $315,105     $311,808   9/17/2003        $(3,297)
...............................................................................
Euro                        5,059,921    5,166,252   9/17/2003        106,331
------------------------------------------------------------------------------
                                                                     $103,034
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                           Notional Termination    Unrealized
                                             Amount        Date  Appreciation
...............................................................................
Agreement with Merrill Lynch
Capital Services, Inc. dated
October 27, 2000 to receive
semi-annually the notional
amount multiplied by 6.74%
and pay quarterly the notional
amount multiplied by the
three month USD-LIBOR.                  $14,200,000    10/31/05    $1,644,360
------------------------------------------------------------------------------
Agreement with Merrill Lynch
Capital Services, Inc. dated
May 1, 2003 to pay at maturity
the notional amount multiplied
by the five month USD-LIBOR
adjusted by a specified spread
and receive (pay) at maturity
the notional amount multiplied
by the return of the Merrill
Lynch US High Yield Cash
Pay Index                                 4,999,753     10/1/03       180,793
------------------------------------------------------------------------------
Agreement with Citigroup
Global Markets dated
May 7, 2003 to receive (pay)
at maturity the notional
amount multiplied by the total
rate of return of the Lehman
Brothers High Yield Bond
Index and pay the notional
amount multiplied by the six
month USD-Libor-BBA
adjusted by a
specified spread.                         5,000,082     12/1/03       128,898
------------------------------------------------------------------------------
                                                                   $1,954,051
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (45.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government and Agency Mortgage Obligations (33.5%)
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
        $1,655,587     7 1/2s, with due dates from
                       October 1, 2029 to December 1, 2029                                                    $1,760,369
.........................................................................................................................
            20,943     6s, May 1, 2017                                                                            21,780
.........................................................................................................................
        18,598,000     4 1/2s, TBA, August 1, 2018                                                            18,917,662
.........................................................................................................................
        56,630,766     4 1/2s, TBA, July 1, 2018                                                              57,798,776
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
        12,383,437     7 1/2s, with due dates from
                       October 1, 2029 to October 1, 2032                                                     13,157,806
.........................................................................................................................
        18,069,419     7s, with due dates from August 1, 2023
                       to March 1, 2033                                                                       19,034,264
.........................................................................................................................
         1,294,951     7s, with due dates from February 1, 2007
                       to December 1, 2014                                                                     1,376,488
.........................................................................................................................
        50,638,816     6 1/2s, with due dates from
                       November 1, 2021
                       to November 1, 2032                                                                    52,822,676
.........................................................................................................................
           293,947     6s, with due dates from October 1, 2017
                       to September 1, 2032                                                                      306,719
.........................................................................................................................
           588,368     6s, with due dates from April 1, 2009
                       to May 1, 2017                                                                            615,060
.........................................................................................................................
        87,565,000     5s, TBA, July 1, 2033                                                                  88,960,611
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
         6,237,709     7s, with due dates from
                       September 15, 2030 to May 15, 2032                                                      6,588,458
.........................................................................................................................
         8,417,000     5 1/2s, TBA, July 1, 2033                                                               8,761,575
.........................................................................................................................
       117,623,000     5s, TBA, July 1, 2033                                                                 120,453,245
------------------------------------------------------------------------------------------------------------------------
                                                                                                             390,575,489
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (4.7%)
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
        10,490,000     7 1/4s, May 15, 2030                                                                   13,824,939
.........................................................................................................................
        32,604,000     7 1/4s, January 15, 2010                                                               40,438,937
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,263,876
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (6.8%)
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        14,870,000     8s, November 15, 2021                                                                  21,542,333
.........................................................................................................................
           215,000     7 1/2s, November 15, 2016                                                                 291,854
.........................................................................................................................
        16,376,000     6 1/4s, May 15, 2030                                                                   20,386,843
.........................................................................................................................
        17,355,000     6s, February 15, 2026                                                                  20,745,334
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
         2,814,000     6 1/2s, February 15, 2010                                                               3,413,844
.........................................................................................................................
        11,860,000     3s, November 15, 2007                                                                  12,233,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              78,613,608
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Obligations (cost $517,537,727)                                                        $523,452,973
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (31.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (1.8%)
.........................................................................................................................
           $14,000   Abitibi-Consolidated Finance LP
                     company guaranty 7 7/8s, 2009                                                               $15,441
.........................................................................................................................
         1,105,000   Abitibi-Consolidated, Inc. company
                     guaranty 6.95s, 2006 (Canada)                                                             1,168,241
.........................................................................................................................
         1,590,000   Alcoa, Inc. notes 6 1/2s, 2011                                                            1,851,000
.........................................................................................................................
           635,000   Avery Dennison Corp. notes 4 7/8s, 2013                                                     665,326
.........................................................................................................................
           810,000   Domtar, Inc. notes 7 7/8s, 2011 (Canada)                                                    989,051
.........................................................................................................................
           550,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                 661,547
.........................................................................................................................
         1,425,000   Dow Chemical Co. (The) notes
                     5 3/4s, 2009                                                                              1,549,552
.........................................................................................................................
           355,000   Eastman Chemical Co. notes 3 1/4s, 2008                                                     349,416
.........................................................................................................................
           778,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                        799,395
.........................................................................................................................
           605,000   Falconbridge, Ltd. bonds 5 3/8s, 2015
                     (Canada)                                                                                    579,061
.........................................................................................................................
           228,000   Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                    206,340
.........................................................................................................................
           555,000   Georgia-Pacific Corp. notes 8 1/8s, 2011                                                    570,263
.........................................................................................................................
           315,000   Hercules, Inc. company guaranty
                     11 1/8s, 2007                                                                               365,400
.........................................................................................................................
         1,640,000   International Paper Co. notes
                     6 3/4s, 2011                                                                              1,896,862
.........................................................................................................................
           645,000   International Paper Co. notes 5.85s, 2012                                                   703,986
.........................................................................................................................
            53,000   ISP Chemco, Inc. company guaranty
                     Ser. B, 10 1/4s, 2011                                                                        58,565
.........................................................................................................................
           405,000   Louisiana-Pacific Corp. sr. notes
                     8 7/8s, 2010                                                                                463,725
.........................................................................................................................
           210,000   Louisiana-Pacific Corp. sr. sub.
                     notes 10 7/8s, 2008                                                                         239,400
.........................................................................................................................
         1,150,000   Lyondell Chemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                      1,127,000
.........................................................................................................................
           970,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     1,042,750
.........................................................................................................................
           360,000   Monsanto Co. notes 4s, 2008                                                                 369,170
.........................................................................................................................
           300,000   Monsanto Co. sr. notes 7 3/8s, 2012                                                         357,701
.........................................................................................................................
         1,160,000   Packaging Corp. of America company
                     guaranty 9 5/8s, 2009                                                                     1,277,450
.........................................................................................................................
           995,000   Potlatch Corp. dep. notes FRN
                     12 1/2s, 2009                                                                             1,174,100
.........................................................................................................................
           230,000   Praxair, Inc. notes 6 3/8s, 2012                                                            267,876
.........................................................................................................................
           100,000   Smurfit Capital Funding PLC notes
                     6 3/4s, 2005 (Ireland)                                                                      103,000
.........................................................................................................................
         1,030,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                       1,169,257
.........................................................................................................................
           160,000   WMC Finance USA 144A bonds 6 1/4s,
                     2033 (Australia)                                                                            167,412
.........................................................................................................................
           290,000   WMC Finance USA 144A notes 5 1/8s,
                     2013 (Australia)                                                                            299,394
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,487,681
------------------------------------------------------------------------------------------------------------------------
Capital Goods (1.1%)
.........................................................................................................................
         1,120,000   Allied Waste North America, Inc. sr.
                     notes 7 7/8s, 2013                                                                        1,173,200
.........................................................................................................................
           500,000   Ball Corp. company guaranty 8 1/4s, 2008                                                    525,000
.........................................................................................................................
           115,000   Boeing Capital Corp. sr. notes
                     7 3/8s, 2010                                                                                136,269
.........................................................................................................................
           400,000   Boeing Co. (The) bonds 6 1/8s, 2033                                                         420,259
.........................................................................................................................
           215,000   Bunge Ltd. Finance Corp. 144A notes
                     5 7/8s, 2013                                                                                221,806
.........................................................................................................................
           800,000   Emerson Electric Co. notes 4 5/8s, 2012                                                     839,031
.........................................................................................................................
           635,000   John Deere Capital Corp. sr. notes
                     Ser. D, 3 1/8s, 2005                                                                        652,806
.........................................................................................................................
           110,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       121,000
.........................................................................................................................
           940,000   L-3 Communications Corp. 144A sr.
                     sub. notes 6 1/8s, 2013                                                                     954,100
.........................................................................................................................
         1,615,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                              2,195,098
.........................................................................................................................
           565,000   Northrop Grumman Corp. company
                     guaranty 7 1/8s, 2011                                                                       676,825
.........................................................................................................................
           753,000   Owens-Brockway Glass company guaranty
                     8 7/8s, 2009                                                                                817,005
.........................................................................................................................
           330,000   Owens-Brockway Glass sr. sec. notes
                     8 3/4s, 2012                                                                                358,050
.........................................................................................................................
           280,000   Parker-Hannifin Corp. notes 4 7/8s, 2013                                                    290,265
.........................................................................................................................
           280,000   Raytheon Co. bonds 5 3/8s, 2013                                                             296,189
.........................................................................................................................
           960,000   Raytheon Co. notes 8.2s, 2006                                                             1,107,609
.........................................................................................................................
           745,000   Raytheon Co. notes 6.15s, 2008                                                              842,392
.........................................................................................................................
           815,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                    823,313
.........................................................................................................................
           370,000   Timken Co. notes 5 3/4s, 2010                                                               389,538
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,839,755
------------------------------------------------------------------------------------------------------------------------
Communication Services (3.0%)
.........................................................................................................................
           325,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       371,781
.........................................................................................................................
           790,000   AT&T Corp. sr. notes 8s, 2031                                                               895,772
.........................................................................................................................
           855,000   AT&T Corp. sr. notes 7.8s, 2011                                                             977,361
.........................................................................................................................
           360,000   AT&T Wireless Services, Inc. sr.
                     notes 8 3/4s, 2031                                                                          444,983
.........................................................................................................................
         1,050,000   AT&T Wireless Services, Inc. sr.
                     notes 7 7/8s, 2011                                                                        1,240,073
.........................................................................................................................
           520,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                644,984
.........................................................................................................................
         1,145,000   British Telecommunications PLC bonds
                     8 7/8s, 2030 (United Kingdom)                                                             1,562,428
.........................................................................................................................
         1,595,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                             2,027,683
.........................................................................................................................
         2,145,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                              2,351,177
.........................................................................................................................
           365,000   Citizens Communications Co. notes
                     9 1/4s, 2011                                                                                472,292
.........................................................................................................................
           485,000   Citizens Communications Co. sr. notes
                     6 3/8s, 2004                                                                                506,837
.........................................................................................................................
         1,045,000   Deutsche Telekom International Finance
                     BV bonds 8s, 2010 (Netherlands)                                                           1,283,656
.........................................................................................................................
         1,145,000   Deutsche Telekom International Finance
                     BV company guaranty 8 3/4s, 2030
                     (Netherlands)                                                                             1,474,726
.........................................................................................................................
           495,000   Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                               535,219
.........................................................................................................................
           735,000   France Telecom notes 10s, 2031 (France)                                                   1,017,045
.........................................................................................................................
         1,020,000   France Telecom notes 7 3/4s,
                     2011 (France)                                                                             1,283,736
.........................................................................................................................
           255,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                315,681
.........................................................................................................................
         1,080,000   Qwest Corp. 144A notes 8 7/8s, 2012                                                       1,206,900
.........................................................................................................................
           755,000   Sprint Capital Corp. company guaranty
                     8 3/4s, 2032                                                                                903,753
.........................................................................................................................
           100,000   Sprint Capital Corp. company guaranty
                     7.9s, 2005                                                                                  108,462
.........................................................................................................................
         1,255,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                              1,432,515
.........................................................................................................................
         1,395,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                              1,399,513
.........................................................................................................................
           840,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                1,036,489
.........................................................................................................................
         1,005,000   Telus Corp. notes 8s, 2011 (Canada)                                                       1,160,775
.........................................................................................................................
           670,000   Telus Corp. notes 7 1/2s, 2007 (Canada)                                                     747,050
.........................................................................................................................
         1,350,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                              1,621,262
.........................................................................................................................
           850,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                870,300
.........................................................................................................................
         4,460,000   Verizon Wireless, Inc. notes 5 3/8s, 2006                                                 4,900,042
.........................................................................................................................
           550,000   Vodafone Group PLC bonds 6 1/4s, 2032
                     (United Kingdom)                                                                            591,568
.........................................................................................................................
           645,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            793,628
.........................................................................................................................
           860,000   Vodafone Group PLC notes 7 5/8s, 2005
                     (United Kingdom)                                                                            941,677
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,119,368
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
.........................................................................................................................
         3,411,000   Allied Corp. notes 6 1/8s, 2005                                                           3,693,751
.........................................................................................................................
         1,140,000   Textron Financial Corp. notes 6s, 2009                                                    1,248,766
.........................................................................................................................
            30,000   Textron Financial Corp. notes
                     Ser. MTNE, 2 3/4s, 2006                                                                      29,826
.........................................................................................................................
           240,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          254,400
.........................................................................................................................
           330,000   Tyco International Group SA company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                          344,025
.........................................................................................................................
           645,000   Tyco International Group SA notes
                     6 3/8s, 2011 (Luxembourg)                                                                   680,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,251,243
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (3.2%)
.........................................................................................................................
           180,000   American Axle & Manufacturing, Inc.
                     company guaranty 9 3/4s, 2009                                                               193,500
.........................................................................................................................
           175,000   American Standard Cos., Inc. company
                     guaranty 7 5/8s, 2010                                                                       198,625
.........................................................................................................................
         1,015,000   Cendant Corp. notes 6 1/4s, 2010                                                          1,128,768
.........................................................................................................................
           785,000   D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    873,313
.........................................................................................................................
           165,000   D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                                    174,900
.........................................................................................................................
           860,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    842,800
.........................................................................................................................
           950,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8 1/2s, 2031                                                             1,118,971
.........................................................................................................................
         1,205,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                               1,369,705
.........................................................................................................................
         1,400,000   DaimlerChrysler NA Holding Corp.
                     company guaranty Ser. D, 3.4s, 2004                                                       1,421,576
.........................................................................................................................
         1,300,000   Dana Corp. notes 9s, 2011                                                                 1,407,250
.........................................................................................................................
           810,000   Deluxe Corp. notes 5s, 2012                                                                 842,128
.........................................................................................................................
           580,000   Federated Department Stores sr. notes
                     8 1/2s, 2010                                                                                725,053
.........................................................................................................................
           715,000   Ford Motor Co. notes 7.45s, 2031                                                            654,986
.........................................................................................................................
         1,650,000   Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                              1,729,715
.........................................................................................................................
           260,000   Ford Motor Credit Corp. notes
                     6 1/2s, 2007                                                                                273,118
.........................................................................................................................
           670,000   General Motors Acceptance Corp. bonds
                     8s, 2031                                                                                    657,381
.........................................................................................................................
         2,025,000   General Motors Acceptance Corp. notes
                     Ser. MTN, 5.36s, 2004                                                                     2,082,166
.........................................................................................................................
           367,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                          267,910
.........................................................................................................................
           715,000   Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                       777,563
.........................................................................................................................
           130,000   Hilton Hotels Corp. notes 8 1/4s, 2011                                                      145,600
.........................................................................................................................
           270,000   Hilton Hotels Corp. notes 7 5/8s, 2012                                                      295,650
.........................................................................................................................
           730,000   International Game Technology sr.
                     notes 8 3/8s, 2009                                                                          895,568
.........................................................................................................................
           220,000   International Game Technology sr.
                     notes 7 7/8s, 2004                                                                          231,305
.........................................................................................................................
           435,000   ITT Corp. notes 6 3/4s, 2005                                                                454,034
.........................................................................................................................
         1,380,000   JC Penney Co., Inc. notes 7.6s, 2007                                                      1,449,000
.........................................................................................................................
           385,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 9 1/8s, 2009                                                               418,206
.........................................................................................................................
           175,000   KB Home sr. sub. notes 7 3/4s, 2010                                                         189,219
.........................................................................................................................
           850,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 973,250
.........................................................................................................................
           540,000   Lennar Corp. notes 5.95s, 2013                                                              590,550
.........................................................................................................................
           426,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                         506,267
.........................................................................................................................
           540,000   Limited, Inc. (The) notes 6 1/8s, 2012                                                      602,297
.........................................................................................................................
           580,000   Masco Corp. notes 6 3/4s, 2006                                                              645,111
.........................................................................................................................
           565,000   Maytag Corp. notes Ser. MTN, 5s, 2015                                                       568,475
.........................................................................................................................
           250,000   MGM Mirage, Inc. company guaranty
                     9 3/4s, 2007                                                                                283,750
.........................................................................................................................
           715,000   MGM Mirage, Inc. company guaranty
                     8 3/8s, 2011                                                                                813,313
.........................................................................................................................
         1,050,000   Mohegan Tribal Gaming Authority sr.
                     sub. notes 8 3/4s, 2009                                                                   1,131,375
.........................................................................................................................
           555,000   NVR, Inc. sr. notes 5s, 2010                                                                553,613
.........................................................................................................................
           260,000   Park Place Entertainment Corp. sr.
                     notes 7 1/2s, 2009                                                                          286,000
.........................................................................................................................
         1,048,000   Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                   1,160,660
.........................................................................................................................
         1,150,000   Pulte Homes, Inc. company guaranty
                     7 7/8s, 2011                                                                              1,396,381
.........................................................................................................................
         1,185,000   Ryland Group, Inc. sr. notes 5 3/8s, 2008                                                 1,223,513
.........................................................................................................................
           491,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                    519,233
.........................................................................................................................
           550,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.28s, 2004                                                                       550,557
.........................................................................................................................
           540,000   Sears Roebuck Acceptance FRN
                     Ser. MTN, 3.18s, 2004                                                                       540,821
.........................................................................................................................
           325,000   Sears Roebuck Acceptance Corp. bonds
                     7 1/2s, 2027                                                                                346,595
.........................................................................................................................
           770,000   SPX Corp. sr. notes 6 1/4s, 2011                                                            785,400
.........................................................................................................................
           545,000   Standard Pacific Corp. sr. notes
                     8 1/2s, 2007                                                                                559,988
.........................................................................................................................
           460,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 7/8s, 2012                                                          503,700
.........................................................................................................................
           220,000   Starwood Hotels & Resorts Worldwide,
                     Inc. company guaranty 7 3/8s, 2007                                                          231,550
.........................................................................................................................
           330,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    351,038
.........................................................................................................................
           380,000   Toll Corp. sr. sub. notes 8 1/4s, 2011                                                      421,800
.........................................................................................................................
           630,000   Visteon Corp. sr. notes 8 1/4s, 2010                                                        684,565
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,047,812
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (4.2%)
.........................................................................................................................
         1,725,000   AOL Time Warner, Inc. bonds
                     7 5/8s, 2031                                                                              1,990,831
.........................................................................................................................
           220,000   AOL Time Warner, Inc. notes
                     6 3/4s, 2011                                                                                250,478
.........................................................................................................................
         2,015,000   AOL Time Warner, Inc. notes
                     5 5/8s, 2005                                                                              2,139,178
.........................................................................................................................
           630,000   Archer Daniels Midland Co. notes
                     5.935s, 2032                                                                                671,886
.........................................................................................................................
           775,000   AT&T Broadband Corp. company guaranty
                     8 3/8s, 2013                                                                                970,615
.........................................................................................................................
           980,000   British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                    1,107,400
.........................................................................................................................
         1,490,000   Campbell Soup Co. notes 6 3/4s, 2011                                                      1,759,680
.........................................................................................................................
           135,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           156,938
.........................................................................................................................
           675,000   Comcast Corp. company guaranty
                     6 1/2s, 2015                                                                                763,534
.........................................................................................................................
           545,000   Comcast Corp. company guaranty
                     5.85s, 2010                                                                                 598,465
.........................................................................................................................
           345,000   Comcast Corp. notes 5.3s, 2014                                                              355,028
.........................................................................................................................
           785,000   ConAgra, Inc. notes 7 7/8s, 2010                                                            990,728
.........................................................................................................................
         1,255,000   ConAgra, Inc. notes 6s, 2006                                                              1,390,482
.........................................................................................................................
           106,000   Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                       111,300
.........................................................................................................................
           195,000   Coors Brewing Co. company guaranty
                     6 3/8s, 2012                                                                                223,782
.........................................................................................................................
           505,000   Cox Communications, Inc. notes
                     7 3/4s, 2010                                                                                617,719
.........................................................................................................................
           585,000   Cox Enterprises, Inc. 144A notes 8s, 2007                                                   685,077
.........................................................................................................................
           760,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   777,100
.........................................................................................................................
           556,976   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                   614,269
.........................................................................................................................
           355,000   Dean Foods Co. sr. notes 8.15s, 2007                                                        394,050
.........................................................................................................................
         1,130,000   Diageo PLC company guaranty 8s, 2022
                     (United Kingdom)                                                                          1,479,958
.........................................................................................................................
           720,000   Fred Meyer, Inc. Holding Co. company
                     guaranty 7.45s, 2008                                                                        838,931
.........................................................................................................................
           345,000   General Mills, Inc. notes 5 1/8s, 2007                                                      375,817
.........................................................................................................................
           690,000   Hormel Foods Corp. notes 6 5/8s, 2011                                                       810,072
.........................................................................................................................
           690,000   Johnson (SC) & Son, Inc. 144A bonds
                     5 3/4s, 2033                                                                                708,881
.........................................................................................................................
         1,250,000   Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                             1,452,770
.........................................................................................................................
           255,000   Kellogg Co. notes 6s, 2006                                                                  281,117
.........................................................................................................................
           230,000   Kellogg Co. notes Ser. B, 6.6s, 2011                                                        269,728
.........................................................................................................................
         2,835,000   Kraft Foods, Inc. notes 4 5/8s, 2006                                                      3,011,000
.........................................................................................................................
           490,000   Kroger Co. company guaranty 6.8s, 2011                                                      559,022
.........................................................................................................................
           705,000   Kroger Co. company guaranty 6 3/4s, 2012                                                    804,689
.........................................................................................................................
           795,000   Liberty Media Corp. debs. 8 1/4s, 2030                                                      917,611
.........................................................................................................................
           345,000   Newell Rubbermaid, Inc. notes 4s, 2010                                                      351,543
.........................................................................................................................
           640,000   News America Holdings, Inc. company
                     guaranty 7 3/8s, 2008                                                                       755,998
.........................................................................................................................
           525,000   News America Holdings, Inc. debs.
                     7 3/4s, 2045                                                                                624,484
.........................................................................................................................
         1,030,000   News America Holdings, Inc. debs.
                     7.7s, 2025                                                                                1,211,158
.........................................................................................................................
           575,000   News America, Inc. sr. notes 6 5/8s, 2008                                                   655,337
.........................................................................................................................
           140,000   News America, Inc. 144A bonds
                     6.55s, 2033                                                                                 148,918
.........................................................................................................................
            60,000   News America, Inc. 144A notes
                     4 3/4s, 2010                                                                                 64,506
.........................................................................................................................
         1,100,000   PepsiAmericas, Inc. notes Ser. MTN,
                     3 7/8s, 2007                                                                              1,135,140
.........................................................................................................................
         1,370,000   Philip Morris Cos., Inc. notes 7.2s, 2007                                                 1,492,234
.........................................................................................................................
         1,400,000   Philip Morris Cos., Inc. notes 7 1/8s, 2004                                               1,463,337
.........................................................................................................................
           300,000   R.J. Reynolds Tobacco Holdings, Inc.
                     company guaranty 6 1/2s, 2007                                                               300,527
.........................................................................................................................
           740,000   Rogers Cable Inc. 144A notes 6 1/4s,
                     2013 (Canada)                                                                               738,150
.........................................................................................................................
           765,000   Safeway, Inc. notes 7 1/2s, 2009                                                            899,770
.........................................................................................................................
         1,500,000   Southland Corp. debs. Ser. A, 4 1/2s, 2004                                                1,500,000
.........................................................................................................................
         1,225,000   TCI Communications, Inc. debs.
                     7 7/8s, 2013                                                                              1,483,741
.........................................................................................................................
           770,000   Time Warner, Inc. debs. 9.15s, 2023                                                         973,307
.........................................................................................................................
           565,000   Time Warner, Inc. notes 8.18s, 2007                                                         662,329
.........................................................................................................................
         1,295,000   Tyson Foods, Inc. notes 8 1/4s, 2011                                                      1,533,307
.........................................................................................................................
           305,000   Tyson Foods, Inc. notes 7 1/4s, 2006                                                        340,609
.........................................................................................................................
           720,000   Unilever Capital Corp. bonds 5.9s, 2032                                                     779,861
.........................................................................................................................
           985,000   Viacom, Inc. company guaranty 7.7s, 2010                                                  1,219,330
.........................................................................................................................
           915,000   Walt Disney Co. notes 5 3/8s, 2007                                                          997,315
.........................................................................................................................
         1,070,000   Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                  1,267,950
.........................................................................................................................
            30,000   Yum! Brands, Inc. sr. notes 7.65s, 2008                                                      33,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,710,887
------------------------------------------------------------------------------------------------------------------------
Energy (1.4%)
.........................................................................................................................
           905,000   Amerada Hess Corp. notes 5.9s, 2006                                                         995,499
.........................................................................................................................
           745,000   Arch Western Finance, LLC 144A sr.
                     notes 6 3/4s, 2013                                                                          759,900
.........................................................................................................................
           247,000   BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                269,230
.........................................................................................................................
         2,185,000   Conoco Funding Co. company guaranty
                     6.35s, 2011                                                                               2,552,246
.........................................................................................................................
           450,000   Devon Financing Corp. ULC company
                     guaranty 7 7/8s, 2031                                                                       571,414
.........................................................................................................................
           990,000   Devon Financing Corp. ULC company
                     guaranty 6 7/8s, 2011                                                                     1,161,304
.........................................................................................................................
         1,100,000   Kerr-McGee Corp. company guaranty
                     6 7/8s, 2011                                                                              1,274,945
.........................................................................................................................
           570,000   MidAmerican Energy Holdings Co. sr.
                     notes 4 5/8s, 2007                                                                          597,898
.........................................................................................................................
           110,000   MidAmerican Energy Holdings Co. 144A
                     sr. notes 3 1/2s, 2008                                                                      110,603
.........................................................................................................................
           920,000   Motiva Enterprises, LLC 144A sr.
                     notes 5.2s, 2012                                                                            949,793
.........................................................................................................................
           167,000   Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                185,788
.........................................................................................................................
           485,000   Nexen, Inc. notes 7 7/8s, 2032 (Canada)                                                     599,589
.........................................................................................................................
           670,000   Noble Affiliates, Inc. sr. notes 8s, 2027                                                   812,482
.........................................................................................................................
           385,000   Petro-Canada, Ltd. bonds 5.35s, 2033
                     (Canada)                                                                                    368,895
.........................................................................................................................
           295,000   Petro-Canada, Ltd. notes 4s, 2013
                     (Canada)                                                                                    287,433
.........................................................................................................................
           890,000   Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                     1,103,486
.........................................................................................................................
           261,000   Pride Petroleum Services, Inc. sr.
                     notes 9 3/8s, 2007                                                                          269,483
.........................................................................................................................
         1,390,000   Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                              1,610,234
.........................................................................................................................
           645,000   Union Oil Co. of California company
                     guaranty 7 1/2s, 2029                                                                       777,229
.........................................................................................................................
           312,000   Vintage Petroleum, Inc. sr. notes
                     8 1/4s, 2012                                                                                341,640
.........................................................................................................................
           331,000   Westport Resources Corp. company
                     guaranty 8 1/4s, 2011                                                                       362,445
.........................................................................................................................
           735,000   XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                     841,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,803,111
------------------------------------------------------------------------------------------------------------------------
Financial (10.8%)
.........................................................................................................................
         2,225,000   Ace INA Holdings, Inc. company
                     guaranty 8.3s, 2006                                                                       2,588,854
.........................................................................................................................
           940,000   Aegon NV notes 4 3/4s, 2013
                     (Netherlands)                                                                               951,002
.........................................................................................................................
           505,000   Allfirst Financial Inc. sub. notes 7.2s, 2007                                               579,642
.........................................................................................................................
           385,000   Allstate Financial Global Funding
                     144A notes 2 1/2s, 2008                                                                     376,840
.........................................................................................................................
         1,490,000   Archstone-Smith Operating Trust notes
                     5s, 2007 (R)                                                                              1,601,580
.........................................................................................................................
         3,185,000   ASIF Global Financing 144A notes
                     3.85s, 2007                                                                               3,329,601
.........................................................................................................................
         1,615,000   Associates Corp. NA sr. notes Ser. 8,
                     7 3/8s, 2007                                                                              1,899,450
.........................................................................................................................
         1,750,000   Associates First Capital Corp. debs.
                     6.95s, 2018                                                                               2,147,317
.........................................................................................................................
         3,330,000   Associates First Capital Corp. sr.
                     notes 6 1/4s, 2008                                                                        3,833,316
.........................................................................................................................
           625,000   AXA Financial, Inc. sr. notes 7 3/4s, 2010                                                  761,351
.........................................................................................................................
           210,000   Bank of New York Co., Inc. (The) sr.
                     sub. notes FRN 3.4s, 2013                                                                   212,041
.........................................................................................................................
           570,000   Bank One Corp. sub. debs. 8s, 2027                                                          748,676
.........................................................................................................................
           435,000   Bank One Corp. sub. debs. 7 5/8s, 2026                                                      547,436
.........................................................................................................................
           435,000   Bank One Corp. sub. notes 7.6s, 2007                                                        507,331
.........................................................................................................................
         3,715,000   Bank United Corp. notes Ser. A, 8s, 2009                                                  4,503,865
.........................................................................................................................
         5,055,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                                                  5,749,577
.........................................................................................................................
         1,080,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                     1,248,493
.........................................................................................................................
         1,060,000   Bear Stearns Cos., Inc. (The) notes
                     3s, 2006                                                                                  1,087,402
.........................................................................................................................
           495,000   Capital One Bank notes 6 1/2s, 2013                                                         490,347
.........................................................................................................................
           250,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                255,127
.........................................................................................................................
           230,000   Capital One Bank sr. notes Ser. BKNT,
                     6.7s, 2008                                                                                  249,049
.........................................................................................................................
           310,000   Capital One Financial Corp. notes
                     7 1/4s, 2006                                                                                325,500
.........................................................................................................................
         1,020,000   CIT Group, Inc. sr. notes 5 1/2s, 2007                                                    1,105,827
.........................................................................................................................
         1,070,000   CIT Group, Inc. sr. notes Ser. MTN,
                     6 7/8s, 2009                                                                              1,208,200
.........................................................................................................................
           880,000   CIT Group, Inc. sr. sub. notes 4 1/8s, 2006                                                 910,817
.........................................................................................................................
           970,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                        1,123,190
.........................................................................................................................
         1,115,000   Citigroup, Inc. sub. notes 7 1/4s, 2010                                                   1,350,952
.........................................................................................................................
         3,000,000   Colonial Bank sub. notes 9 3/8s, 2011                                                     3,432,039
.........................................................................................................................
         1,190,000   Countrywide Home Loans, Inc. company
                     guaranty Ser. K, 5 5/8s, 2007                                                             1,310,637
.........................................................................................................................
           985,000   EOP Operating LP sr. notes 7s, 2011                                                       1,150,887
.........................................................................................................................
           805,000   Executive Risk Capital Trust company
                     guaranty Class B, 8.675s, 2027                                                              952,593
.........................................................................................................................
         1,450,000   First Chicago NBD Corp. sub. notes
                     6 3/8s, 2009                                                                              1,695,714
.........................................................................................................................
         1,890,000   First Union National Bank sub. notes
                     7.8s, 2010                                                                                2,345,040
.........................................................................................................................
           205,000   FleetBoston Financial Corp. notes
                     7 1/4s, 2005                                                                                228,778
.........................................................................................................................
         1,655,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                2,143,055
.........................................................................................................................
           650,000   Fund American Cos. Inc. notes
                     5 7/8s, 2013                                                                                679,396
.........................................................................................................................
           895,000   General Electric Capital Corp.
                     company guaranty 7 7/8s, 2006                                                             1,048,094
.........................................................................................................................
           750,000   General Electric Capital Corp. notes
                     Ser. A, 6 7/8s, 2010                                                                        896,585
.........................................................................................................................
           285,000   General Electric Capital Corp. notes
                     Ser. A, 6 3/4s, 2032                                                                        333,326
.........................................................................................................................
           350,000   General Electric Capital Corp. notes
                     Ser. A, 6s, 2012                                                                            395,069
.........................................................................................................................
         1,600,000   General Electric Capital Corp. notes
                     Ser. A, 4 5/8s, 2009                                                                      1,713,524
.........................................................................................................................
         2,215,000   General Electric Capital Corp. notes
                     Ser. A, 3.667s, 2006                                                                      2,263,741
.........................................................................................................................
           275,000   General Electric Capital Corp. notes
                     Ser. MTN, 3 1/4s, 2009                                                                      273,695
.........................................................................................................................
         1,705,000   Goldman Sachs Group, Inc. (The) notes
                     6 1/8s, 2033                                                                              1,829,486
.........................................................................................................................
         1,635,000   Goldman Sachs Group, Inc. (The) notes
                     5 1/2s, 2014                                                                              1,771,532
.........................................................................................................................
           815,000   Goldman Sachs Group, Inc. (The) notes
                     4 1/8s, 2008                                                                                855,832
.........................................................................................................................
           340,000   Hartford Financial Services Group,
                     Inc. (The) notes 2 3/8s, 2006                                                               339,702
.........................................................................................................................
           670,000   Heller Financial, Inc. notes 8s, 2005                                                       751,224
.........................................................................................................................
           390,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                   473,624
.........................................................................................................................
           665,000   Hospitality Properties Trust notes
                     6 3/4s, 2013 (R)                                                                            705,246
.........................................................................................................................
         1,970,000   Household Finance Corp. notes 7s, 2012                                                    2,331,791
.........................................................................................................................
         1,045,000   Household Finance Corp. notes
                     6 3/4s, 2011                                                                              1,213,631
.........................................................................................................................
         1,355,000   Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                              1,510,649
.........................................................................................................................
           770,000   HRPT Properties Trust notes
                     6 1/2s, 2013 (R)                                                                            842,047
.........................................................................................................................
           745,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2049 (Jersey)                                                           734,399
.........................................................................................................................
         1,150,000   HSBC Capital Funding LP 144A bank
                     guaranty FRN 9.547s, 2049 (Jersey)                                                        1,518,396
.........................................................................................................................
           900,000   HSBC Holdings PLC sub. notes Ser. (a),
                     5 1/4s, 2012 (United Kingdom)                                                               962,132
.........................................................................................................................
           735,000   ING Capital Funding Trust III company
                     guaranty FRB 8.439s, 2010                                                                   917,395
.........................................................................................................................
           795,000   International Lease Finance Corp.
                     notes 2.95s, 2006                                                                           804,463
.........................................................................................................................
           120,000   iStar Financial, Inc. sr. notes
                     8 3/4s, 2008 (R)                                                                            132,000
.........................................................................................................................
           460,000   iStar Financial, Inc. sr. notes 7s, 2008 (R)                                                483,000
.........................................................................................................................
           745,000   John Hancock Financial Services, Inc.
                     sr. notes 5 5/8s, 2008                                                                      827,818
.........................................................................................................................
           375,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                            462,664
.........................................................................................................................
         5,410,000   JP Morgan HYDI notes 6.4s, 2008                                                           5,484,388
.........................................................................................................................
         2,240,000   JPMorgan Chase & Co. notes 5.35s, 2007                                                    2,452,784
.........................................................................................................................
         1,250,000   JPMorgan Chase & Co. sub. notes
                     5 3/4s, 2013                                                                              1,366,603
.........................................................................................................................
         1,865,000   Lehman Brothers Holdings, Inc. notes
                     6 5/8s, 2006                                                                              2,079,949
.........................................................................................................................
         3,275,000   Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                              2,409,182
.........................................................................................................................
         2,060,000   Mack-Cali Realty LP notes
                     7 3/4s, 2011 (R)                                                                          2,470,064
.........................................................................................................................
           415,000   Massachusetts Mutual Life Insurance
                     Co. 144A bonds 5 5/8s, 2033                                                                 428,373
.........................................................................................................................
         2,000,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                            2,209,716
.........................................................................................................................
           850,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 7.08s, 2005                                                                         940,018
.........................................................................................................................
           730,000   Merrill Lynch & Co., Inc. notes
                     Ser. B, 4 3/4s, 2009                                                                        777,013
.........................................................................................................................
           590,000   MetLife, Inc. debs. 3.911s, 2005                                                            614,522
.........................................................................................................................
           645,000   Morgan Stanley Tracers notes 4 1/4s, 2010                                                   663,893
.........................................................................................................................
           635,000   National City Bank bonds 4 5/8s, 2013                                                       651,362
.........................................................................................................................
         1,300,000   National City Corp. sub. notes 7.2s, 2005                                                 1,425,603
.........................................................................................................................
           235,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                          255,339
.........................................................................................................................
           395,000   Nationwide Mutual Insurance Co. 144A
                     notes 8 1/4s, 2031                                                                          488,250
.........................................................................................................................
         2,110,000   NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                              2,563,367
.........................................................................................................................
         3,870,000   Principal Financial Group 144A notes
                     7.95s, 2004 (Australia)                                                                   4,100,969
.........................................................................................................................
           760,000   Principal Life Global Funding I 144A
                     sec. notes 5 1/4s, 2013                                                                     806,806
.........................................................................................................................
           435,000   Protective Life Corp. notes 4.3s, 2013                                                      430,352
.........................................................................................................................
         1,110,000   Prudential Insurance Co. 144A notes
                     8.3s, 2025                                                                                1,416,820
.........................................................................................................................
         2,220,000   Royal Bank of Scotland Group PLC FRB
                     7.648s, 2031 (United Kingdom)                                                             2,827,348
.........................................................................................................................
           963,000   Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                             1,156,899
.........................................................................................................................
           330,000   Sovereign Bank sub. notes 5 1/8s, 2013                                                      340,802
.........................................................................................................................
           805,000   St. Paul Co., Inc. (The) sr. notes
                     5 3/4s, 2007                                                                                873,568
.........................................................................................................................
           565,000   State Street Capital Trust II FRN
                     1.79s, 2008                                                                                 565,158
.........................................................................................................................
         1,495,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                             1,734,962
.........................................................................................................................
           635,000   Suncorp-Metway Ltd. 144A FRN 3 1/2s,
                     2013 (Australia)                                                                            636,016
.........................................................................................................................
           285,000   Travelers Property Casualty Corp. sr.
                     notes 3 3/4s, 2008                                                                          292,405
.........................................................................................................................
         1,485,000   UBS AG/Jersey Branch sr. notes FRB
                     4.279s, 2008 (Jersey)                                                                     1,485,000
.........................................................................................................................
           640,000   US Bank National Association sub.
                     notes 4.8s, 2015                                                                            660,070
.........................................................................................................................
            65,000   Vesta Insurance Group, Inc. 144A
                     company guaranty 8.525s, 2027                                                                39,000
.........................................................................................................................
           945,000   Wells Fargo Financial, Inc. notes
                     6 1/8s, 2006                                                                              1,040,609
------------------------------------------------------------------------------------------------------------------------
                                                                                                             125,709,197
------------------------------------------------------------------------------------------------------------------------
Health Care (0.5%)
.........................................................................................................................
         1,470,000   American Home Products Corp. notes
                     6.7s, 2011                                                                                1,724,613
.........................................................................................................................
           290,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       314,650
.........................................................................................................................
           425,000   AmerisourceBergen Corp. sr. notes
                     8 1/8s, 2008                                                                                468,563
.........................................................................................................................
           430,000   Bayer Corp. 144A FRB 6.2s, 2008                                                             476,758
.........................................................................................................................
           290,000   Biovail Corp. sr. sub. notes 7 7/8s,
                     2010 (Canada)                                                                               310,300
.........................................................................................................................
           220,000   HCA, Inc. notes 6 1/4s, 2013                                                                224,277
.........................................................................................................................
           805,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            901,526
.........................................................................................................................
           260,000   Integrated Health Services, Inc. sr. ub.
                     snotes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                5,850
.........................................................................................................................
           640,000   Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                   9,600
.........................................................................................................................
           670,000   Service Corp. International notes 6s, 2005                                                  675,025
.........................................................................................................................
           550,000   Tenet Healthcare Corp. notes 7 3/8s, 2013                                                   530,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,641,912
------------------------------------------------------------------------------------------------------------------------
Technology (0.4%)
.........................................................................................................................
           715,000   Arrow Electronics, Inc. notes 6 7/8s, 2013                                                  709,628
.........................................................................................................................
           630,000   Eastman Kodak Co. notes Ser. MTNA,
                     3 5/8s, 2008                                                                                631,332
.........................................................................................................................
           700,000   Electronic Data Systems Corp. 144A
                     notes 6s, 2013                                                                              682,500
.........................................................................................................................
           330,000   Fiserv, Inc. 144A notes 4s, 2008                                                            339,835
.........................................................................................................................
           730,000   Hewlett-Packard Co. notes 5 1/2s, 2007                                                      806,906
.........................................................................................................................
           195,000   Motorola, Inc. notes 7 5/8s, 2010                                                           229,125
.........................................................................................................................
           210,000   Motorola, Inc. notes 6 3/4s, 2006                                                           228,900
.........................................................................................................................
           730,000   Science Applications International
                     Corp. 144A bonds 5 1/2s, 2033                                                               693,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,321,726
------------------------------------------------------------------------------------------------------------------------
Transportation (1.0%)
.........................................................................................................................
         1,771,000   Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                        2,138,190
.........................................................................................................................
         4,060,000   Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                       3,938,563
.........................................................................................................................
         1,130,000   CSX Corp. notes 6 1/4s, 2008                                                              1,290,363
.........................................................................................................................
           530,000   CSX Corp. notes 4 7/8s, 2009                                                                559,873
.........................................................................................................................
           545,000   Norfolk Southern Corp. sr. notes
                     7 1/4s, 2031                                                                                650,858
.........................................................................................................................
         1,015,000   Norfolk Southern Corp. sr. notes
                     6 3/4s, 2011                                                                              1,185,491
.........................................................................................................................
           405,000   Union Pacific Corp. debs. 5 3/8s, 2033                                                      393,788
.........................................................................................................................
         1,035,000   Union Pacific Corp. notes 7 3/8s, 2009                                                    1,247,653
.........................................................................................................................
           445,000   Union Pacific Corp. notes 6 5/8s, 2008                                                      507,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,912,717
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (3.9%)
.........................................................................................................................
           240,000   AEP Texas Central Co. 144A notes
                     5 1/2s, 2013                                                                                256,045
.........................................................................................................................
         1,015,000   Alabama Power Co. sr. notes Ser. S,
                     5 7/8s, 2022                                                                              1,070,503
.........................................................................................................................
           145,000   American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                  158,942
.........................................................................................................................
           205,000   American Electric Power Co., Inc. sr.
                     notes Ser. C, 5 3/8s, 2010                                                                  219,278
.........................................................................................................................
           230,000   Appalachian Power Co. notes 3.6s, 2008                                                      232,837
.........................................................................................................................
         3,230,000   Arizona Public Service Co. sr. notes
                     6 3/4s, 2006                                                                              3,645,078
.........................................................................................................................
           790,000   Baltimore Gas & Electric Co. notes
                     5.2s, 2033                                                                                  759,751
.........................................................................................................................
           130,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                            147,468
.........................................................................................................................
           515,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          586,890
.........................................................................................................................
           515,000   Constellation Energy Group, Inc.
                     notes 7s, 2012                                                                              599,887
.........................................................................................................................
           465,000   Constellation Energy Group, Inc. sr.
                     notes 6 1/8s, 2009                                                                          526,935
.........................................................................................................................
           510,000   Consumers Energy Co. 144A 1st mtge.
                     4 1/4s, 2008                                                                                527,380
.........................................................................................................................
         1,965,000   Dominion Resources, Inc. notes
                     5 1/8s, 2009                                                                              2,110,155
.........................................................................................................................
         1,510,000   Dominion Resources, Inc. unsub. notes
                     5.7s, 2012                                                                                1,657,165
.........................................................................................................................
           270,000   DPL, Inc. sr. notes 8 1/4s, 2007                                                            306,188
.........................................................................................................................
           790,000   DTE Energy Co. sr. notes 6 3/8s, 2033                                                       823,353
.........................................................................................................................
           580,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                615,200
.........................................................................................................................
           240,000   Duke Energy Corp. 144A 1st mtge.
                     3 3/4s, 2008                                                                                247,039
.........................................................................................................................
           920,000   Duke Energy Field Services, LLC notes
                     7 7/8s, 2010                                                                              1,107,290
.........................................................................................................................
         1,145,000   Exelon Corp. sr. notes 6 3/4s, 2011                                                       1,324,750
.........................................................................................................................
           740,000   Exelon Generation Co., LLC sr. notes
                     6.95s, 2011                                                                                 858,416
.........................................................................................................................
         2,300,000   FirstEnergy Corp. notes Ser. A,
                     5 1/2s, 2006                                                                              2,465,575
.........................................................................................................................
           245,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                254,424
.........................................................................................................................
           460,000   KeySpan Corp. notes 7 5/8s, 2010                                                            564,468
.........................................................................................................................
           940,000   Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                                1,073,714
.........................................................................................................................
           599,000   Mirant Americas Generation, Inc. sr.
                     notes 8.3s, 2011                                                                            371,380
.........................................................................................................................
           445,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                    442,219
.........................................................................................................................
           270,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                    280,836
.........................................................................................................................
         1,745,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 6s, 2006                                                        1,938,093
.........................................................................................................................
           695,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3 7/8s, 2008                                                      723,973
.........................................................................................................................
           520,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3s, 2006                                                          534,331
.........................................................................................................................
         1,490,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                     1,759,243
.........................................................................................................................
           770,000   Northern States Power Co. mtge.
                     Ser. B, 8s, 2012                                                                            974,910
.........................................................................................................................
         1,205,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                        1,375,559
.........................................................................................................................
         1,110,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                   1,195,866
.........................................................................................................................
           300,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                       309,375
.........................................................................................................................
           575,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                               675,091
.........................................................................................................................
           280,000   Progress Energy, Inc. sr. notes 6 3/4s, 2006                                                311,183
.........................................................................................................................
         1,010,000   Progress Energy, Inc. sr. notes 6.05s, 2007                                               1,114,589
.........................................................................................................................
         2,860,000   PSI Energy, Inc. 1st mtge. Ser. EEE,
                     6.65s, 2006                                                                               3,088,716
.........................................................................................................................
           745,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                  850,889
.........................................................................................................................
           390,000   Public Services Co. of Colorado sr.
                     notes Ser. A, 6 7/8s, 2009                                                                  451,653
.........................................................................................................................
           810,000   Sempra Energy notes 7.95s, 2010                                                             976,610
.........................................................................................................................
           440,000   South Carolina Electric & Gas Co. 1st
                     mtge. 5.3s, 2033                                                                            436,988
.........................................................................................................................
           750,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                          822,188
.........................................................................................................................
           755,000   Tampa Electric Co. notes 6 7/8s, 2012                                                       873,826
.........................................................................................................................
           130,000   Teco Energy, Inc. notes 7s, 2012                                                            126,750
.........................................................................................................................
           155,000   Teco Energy, Inc. sr. notes 7 1/2s, 2010                                                    158,100
.........................................................................................................................
           500,000   Texas Eastern Transmission LP sr.
                     notes 7s, 2032                                                                              570,614
.........................................................................................................................
           295,000   TransCanada Pipelines, Ltd. notes 4s,
                     2013 (Canada)                                                                               287,651
.........................................................................................................................
           105,000   TXU Energy Co. 144A notes 7s, 2013                                                          116,287
.........................................................................................................................
           595,000   Virginia Electric & Power Co. sr.
                     notes 4 3/4s, 2013                                                                          617,057
.........................................................................................................................
           292,000   Western Resources, Inc. sr. notes
                     9 3/4s, 2007                                                                                325,580
.........................................................................................................................
           580,000   Wisconsin Electric Power notes
                     4 1/2s, 2013                                                                                594,904
.........................................................................................................................
           425,000   XCEL Energy, Inc. 144A sr. notes
                     3.4s, 2008                                                                                  423,725
.........................................................................................................................
           367,019   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (NON)                                                    256,913
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,123,830
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $349,049,721)                                                                    $369,969,239
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (20.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Arc Net Interest Margin Trust
.........................................................................................................................
          $357,966     Ser. 02-5A, Class A, 7 3/4s, 2032                                                        $355,663
.........................................................................................................................
           395,291     Ser. 02-2, Class A, 7 3/4s, 2032                                                          394,633
.........................................................................................................................
                     Arc Net Interest Margin Trust 144A
.........................................................................................................................
           435,544     Ser. 02-1A, Class A, 7 3/4s, 2032                                                         435,470
.........................................................................................................................
            53,181     Ser. 01-6A, Class A, 7 1/4s, 2031                                                          52,991
.........................................................................................................................
                     Asset Securitization Corp.
.........................................................................................................................
         1,275,000     Ser. 97-MD7, Class A1B, 7.41s, 2030                                                     1,439,590
.........................................................................................................................
         1,895,778     Ser. 95-MD4, Class A1, 7.1s, 2029                                                       2,097,548
.........................................................................................................................
           445,000     Ser. 96-MD6, Class A1B, 6.88s, 2029                                                       452,424
.........................................................................................................................
         2,372,700     Ser. 97-D5, Class A1C, 6 3/4s, 2043                                                     2,630,992
.........................................................................................................................
         1,416,481   Banc of America Commercial Mortgage,
                     Inc. Ser. 00-2, Class A1, 7.02s, 2032                                                     1,595,383
.........................................................................................................................
        47,263,000   Bayview Financial Acquisition Trust
                     Ser. 03-X,  Class AIO1, IO (Interest Only),
                     1.52s, 2006                                                                                 760,639
.........................................................................................................................
         5,754,000   Bear Stearns Asset Backed Securities,
                     Inc. Ser. 03-AC1, Class A, IO, 5s, 2005                                                     516,062
.........................................................................................................................
           265,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 02-TOP8,
                     Class X2, IO, 2.337s, 2038                                                                   30,138
.........................................................................................................................
                     Chase Commercial Mortgage
                     Securities Corp.
.........................................................................................................................
         1,499,085     Ser. 00-1, Class A1, 7.656s, 2032                                                       1,632,804
.........................................................................................................................
           521,065     Ser. 98-1, Class A1, 6.34s, 2030                                                          545,572
.........................................................................................................................
         3,417,176   Chase Manhattan Bank-First Union
                     National Ser. 99-1, Class A1, 7.134s, 2031                                                3,814,609
.........................................................................................................................
         2,261,000   Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class A3, 6.57s, 2007                                                        2,536,913
.........................................................................................................................
        40,614,691   Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, IO, 0.912s, 2020                                                     2,384,489
.........................................................................................................................
         1,284,064   Commercial Mortgage Pass-Through
                     Certificates Ser. 00-C1, Class A1,
                     7.206s, 2033                                                                              1,431,731
.........................................................................................................................
         1,213,053   Countrywide Home Loan Ser. 98-A12,
                     Class A14, 8s, 2028                                                                       1,238,501
.........................................................................................................................
           942,977   Countrywide Mortgage Backed Securities,
                     Inc. Ser. 93-C, Class A8, 6 1/2s, 2024                                                      960,934
.........................................................................................................................
           115,000   Criimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2011                                                              129,555
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp.
.........................................................................................................................
         9,750,000     Ser. 97-C2, Class A2, 6.52s, 2035                                                      10,403,211
.........................................................................................................................
         1,573,228     Ser. 01-CK3, Class A1, 5.26s, 2006                                                      1,639,448
.........................................................................................................................
           293,361     Ser. 01-CKN5, Class A1, 3.801s, 2006                                                      301,436
.........................................................................................................................
         1,420,000   CS First Boston Mortgage Securities
                     Corp. 144A Ser. 01-CK1, Class ACP,
                     IO, 1.026s, 2035                                                                             62,569
.........................................................................................................................
         5,813,160   DLJ Commercial Mortgage Corp.
                     Ser. 00-CKP1, Class A1A, 6.93s, 2009                                                      6,508,867
.........................................................................................................................
        38,561,514   DLJ Commercial Mortgage Corp. 144A
                     Ser. 00-CKP1, Class S, IO, 1.108s, 2010                                                   2,257,580
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         2,385,341     Ser. 02-36, Class SJ, 17.538s, 2029                                                     2,722,739
.........................................................................................................................
               864     Ser. 92-15, Class L, IO, 10.376s, 2022                                                      9,819
.........................................................................................................................
         5,650,588     Ser. 02-W4, Class A5, 7 1/2s, 2042                                                      6,297,069
.........................................................................................................................
           374,901     Ser. 02-14, Class A2, 7 1/2s, 2042                                                        417,793
.........................................................................................................................
         3,041,207     Ser. 01-T10, Class A2, 7 1/2s, 2041                                                     3,389,149
.........................................................................................................................
         1,887,808     Ser. 01-T12, Class A2, 7 1/2s, 2041                                                     2,103,791
.........................................................................................................................
         4,341,788     Ser. 01-T8, Class A1, 7 1/2s, 2041                                                      4,838,529
.........................................................................................................................
         4,456,274     Ser. 01-T7, Class A1, 7 1/2s, 2041                                                      4,966,114
.........................................................................................................................
           204,336     Ser. 01-T3, Class A1, 7 1/2s, 2040                                                        227,714
.........................................................................................................................
           603,900     Ser. 01-T1, Class A1, 7 1/2s, 2040                                                        672,992
.........................................................................................................................
           242,813     Ser. 99-T2, Class A1, 7 1/2s, 2039                                                        270,593
.........................................................................................................................
         2,430,337     Ser. 00-T6, Class A1, 7 1/2s, 2030                                                      2,708,391
.........................................................................................................................
            65,246     Ser. 01-T5, Class A3, 7 1/2s, 2030                                                         72,711
.........................................................................................................................
         6,676,629     Ser. 01-T4, Class A1, 7 1/2s, 2028                                                      7,440,498
.........................................................................................................................
           887,187     Ser. 02-W3, Class A5, 7 1/2s, 2028                                                        988,690
.........................................................................................................................
         5,168,226     Ser. 02-36, Class QH, IO, 7.015s, 2029                                                    330,970
.........................................................................................................................
         1,290,581     Ser. 02-T18, Class A3, 7s, 2042                                                         1,420,660
.........................................................................................................................
        12,426,300     Ser. 02-T16, Class A2, 7s, 2042                                                        13,678,754
.........................................................................................................................
            24,930     Ser. 02-T1, Class A2, 7s, 2031                                                             27,443
.........................................................................................................................
           238,442     Ser. 01-T10, Class A1, 7s, 2041                                                           262,475
.........................................................................................................................
           883,697     Ser. 02-27, Class SQ, IO, 6.965s, 2032                                                     26,511
.........................................................................................................................
        70,711,241     Ser. 329, Class 2, IO, 5 1/2s, 2032                                                    11,998,990
.........................................................................................................................
         5,345,490     Ser. 03-W3, Class 2IO2, IO, 2.482s, 2042                                                  160,365
.........................................................................................................................
        30,445,463     Ser. 03-W6, Class 11, IO, 2.384s, 2042                                                    897,877
.........................................................................................................................
         9,028,000     Ser. 03-W10, Class 3, IO, 2.148s, 2043                                                    571,303
.........................................................................................................................
        18,728,000     Ser. 03-W10, Class 1, IO, 2.113s, 2043                                                  1,231,951
.........................................................................................................................
        27,043,535     Ser. 03-W6, Class 21, IO, 2.039s, 2042                                                    586,025
.........................................................................................................................
        70,497,729     Ser. 03-T2, Class 2, IO, 1.98s, 2042                                                    2,489,451
.........................................................................................................................
         4,000,000     Ser. 03-W10, Class 1A1, 1.701s, 2032                                                    3,990,625
.........................................................................................................................
        44,204,770     Ser. 03-W8, Class 12, IO, 1.649s, 2042                                                  2,390,816
.........................................................................................................................
        36,612,644     Ser. 03-W8, Class 11, IO, 1.157s, 2042                                                    644,621
.........................................................................................................................
        22,461,855     Ser. 03-22, IO, 6s, 2033                                                                2,962,157
.........................................................................................................................
         5,959,563     Ser. 03-W3, Class 2IO1, IO, 5 1/2s, 2042                                                  132,228
.........................................................................................................................
        18,578,324     Ser. 03-W6, Class 51, IO, 0.668s, 2042                                                    374,071
.........................................................................................................................
        41,364,128     Ser. 01-T12, Class IO, 0.572s, 2041                                                       736,799
.........................................................................................................................
        41,390,405     Ser. 03-W2, Class 1, IO, 0.469s, 2042                                                     614,389
.........................................................................................................................
        27,319,926     Ser. 03-W4, Class 3A, IO, 0.446s, 2042                                                    401,261
.........................................................................................................................
        70,882,490     Ser. 03-W3, Class 1, IO, 0.435s, 2042                                                     963,559
.........................................................................................................................
        30,580,080     Ser. 02-T1, IO, 0.424s, 2031                                                              410,920
.........................................................................................................................
        28,342,617     Ser. 03-W6, Class 3, IO, 0.365s, 2042                                                     321,056
.........................................................................................................................
        27,896,656     Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                    304,465
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
           655,121     Ser. T-42, Class A5, 7 1/2s, 2042                                                         730,073
.........................................................................................................................
        18,267,746     Ser. T-56, Class A, IO, 2.184s, 2043                                                      665,060
.........................................................................................................................
        20,846,659     Ser. T-56, Class 3, IO, 0.379s, 2043                                                      257,326
.........................................................................................................................
        21,979,643     Ser. T-56, Class 1, IO, 0.289s, 2043                                                      202,625
.........................................................................................................................
        23,174,800     Ser. T-56, Class 2, IO, 0.055s, 2043                                                       54,316
.........................................................................................................................
         7,660,000   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          9,015,670
.........................................................................................................................
           310,000   First Union National Bank Commercial
                     Mortgage 144A Ser. 02-C1, IO,
                     1.205s, 2034                                                                                 16,709
.........................................................................................................................
         1,999,603   First Union-Chase Commercial Mortgage
                     Ser. 99-C2, Class A1, 6.363s, 2031                                                        2,151,157
.........................................................................................................................
                     First Union-Lehman Brothers
                     Commercial Mortgage Trust II
.........................................................................................................................
         3,350,000     Ser. 97-C1, Class A3, 7.38s, 2029                                                       3,847,140
.........................................................................................................................
           816,368     Ser. 97-C1, Class A2, 7.3s, 2029                                                          840,891
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         2,385,879     Ser. 2422, Class IB, IO, 6 1/2s, 2028                                                      42,498
.........................................................................................................................
            43,878     Ser. 2355, Class WI, IO, 6 1/2s, 2026                                                           7
.........................................................................................................................
        10,932,813     Ser. 2579, Class DI, IO, 5 1/2s, 2023                                                   1,558,011
.........................................................................................................................
         3,552,200     Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                                     204,252
.........................................................................................................................
           438,861   G-Force FRB Ser. 01-1A, Class A,
                     1.704s, 2033                                                                                438,828
.........................................................................................................................
         8,022,408   GE Capital Commercial Mortgage Corp.
                     Ser. 01-3, Class X1, IO, 0.672s, 2038                                                       350,757
.........................................................................................................................
         1,087,993   GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                       1,092,072
.........................................................................................................................
         2,649,171   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 3.43s, 2014                                                                     2,650,516
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc.
.........................................................................................................................
         3,711,000     Ser. 97-C2, Class A2, 6.55s, 2007                                                       3,822,330
.........................................................................................................................
        18,560,756     Ser. 99-C1, Class X, IO, 0.65s, 2033                                                      582,924
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc. 144A
.........................................................................................................................
           555,000     Ser. 03-C1, Class G, 4.817s, 2036                                                         552,403
.........................................................................................................................
           255,000     Ser. 02-C1, Class X2, IO, 1.133s, 2039                                                     13,011
.........................................................................................................................
         1,561,409   Government National Mortgage
                     Association Ser. 98-2, Class EA, PO
                     (Principal Only), zero %, 2028                                                            1,423,318
.........................................................................................................................
         1,495,000   Granite Mortgages PLC FRN Ser. 01-1,
                     Class 1C, 2.729s, 2041 (United Kingdom)                                                   1,493,206
.........................................................................................................................
                     GS Mortgage Securities Corp. II
.........................................................................................................................
         2,820,000     Ser. 01-LIB, Class A2, 6.615s, 2016                                                     3,153,826
.........................................................................................................................
           461,880     Ser. 98-GLII, Class A1, 6.312s, 2031                                                      499,054
.........................................................................................................................
         6,735,000   Holmes Financing PLC FRB Ser. 1,
                     Class 2C, 2.44s, 2040                                                                     6,680,447
.........................................................................................................................
           225,000   JP Morgan Chase Commercial Mortgage
                     Securities Corp. 144A Ser. 02-C1,
                     Class X2, IO, 1.711s, 2037                                                                   17,291
.........................................................................................................................
         4,833,114   JP Morgan Commercial Mortgage Finance
                     Corp. Ser. 00-C9, Class A1, 7.59s, 2032                                                   5,323,433
.........................................................................................................................
                     LB Commercial Conduit Mortgage Trust
.........................................................................................................................
           830,721     Ser. 96-C2, Class A, 7.487s, 2026                                                         854,812
.........................................................................................................................
         2,739,127     Ser. 98-C4, Class A1A, 5.87s, 2006                                                      2,880,364
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
.........................................................................................................................
         4,951,970     Ser. 00-C3, Class A1, 7.95s, 2009                                                       5,649,806
.........................................................................................................................
         3,812,391     Ser. 00-C4, Class A1, 7.18s, 2009                                                       4,341,319
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust 144A
.........................................................................................................................
        21,035,000     Ser. 03-C1, Class XCP, IO, 1.482s, 2036                                                 1,455,327
.........................................................................................................................
           735,000     Ser. 02-C4, Class XCP, IO, 1.696s, 2035                                                    56,146
.........................................................................................................................
         3,245,370   Merit Securities Corp. FRB Ser. 11PA,
                     Class 3A1, 1.437s, 2027                                                                   3,137,867
.........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
.........................................................................................................................
         1,175,628     Ser. 97-C1, Class A2, 7.03s, 2029                                                       1,183,801
.........................................................................................................................
           165,000     Ser. 96-C2, Class A3, 6.96s, 2028                                                         181,139
.........................................................................................................................
           288,328     Ser. 98-C2, Class A1, 6.22s, 2030                                                         296,978
.........................................................................................................................
        12,385,000   Merrill Lynch Mortgage Trust 144A
                     Ser. 02-MW1, Class XP, IO, 1.915s, 2034                                                     932,745
.........................................................................................................................
                     Morgan Stanley Capital I
.........................................................................................................................
           876,217     Ser. 99-CAM1, Class A2, 6.76s, 2008                                                       970,286
.........................................................................................................................
        10,000,000     Ser. WF2, Class B, 6.63s, 2008                                                         11,691,155
.........................................................................................................................
         2,334,544     Ser. 98-CF1, Class A1, 6.33s, 2007                                                      2,483,918
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           802,435     Ser. 00-LIF2, Class A1, 6.96s, 2008                                                       915,530
.........................................................................................................................
        26,065,000     Ser. 03-TOP9, Class X2, IO, 1.524s, 2036                                                2,167,320
.........................................................................................................................
         1,527,187     Ser. 02-HQ, Class X1, IO, 0.601s, 2034                                                     39,770
.........................................................................................................................
                     Morgan Stanley Dean Witter
                     Capital I 144A
.........................................................................................................................
           345,000     FRB Ser. 01-XLF, Class E, 2.84s, 2013                                                     342,050
.........................................................................................................................
           461,604     FRB Ser. 01-XLF, Class D, 2.64s, 2013                                                     461,061
.........................................................................................................................
         1,335,000   Nomura Asset Securities Corp.
                     Ser. 96-MD5, Class A1B, 7.12s, 2039                                                       1,488,735
.........................................................................................................................
        44,386,000   Prudential Commercial Mortgage Trust
                     144A Ser. 03-PWR1, Class X2, IO,
                     1.732s, 2036                                                                              3,752,004
.........................................................................................................................
           310,000   Prudential Financial, Inc. 4 1/2s, 2013                                                     309,476
.........................................................................................................................
           445,000   Prudential Mortgage Capital Funding,
                     LLC 144A IO, 1.732s, 2034                                                                    16,537
.........................................................................................................................
        19,663,228   Salomon Brothers Mortgage Securities
                     VII 144A Ser. 00-C2, Class X, IO,
                     0.833s, 2033                                                                                900,207
.........................................................................................................................
           199,032   Sasco Arc Net Interest Margin Notes
                     Ser. 02-BC10, Class A, 7 3/4s, 2033                                                         197,223
.........................................................................................................................
           224,948   Sasco Arc Net Interest Margin Notes
                     144A Ser. 03-AM1, Class A, 7 3/4s, 2033                                                     223,851
.........................................................................................................................
           692,000   Starwood Asset Receivables Trust FRN
                     Ser. 02-1A, Class F, 2.449s, 2020                                                           692,415
.........................................................................................................................
                     Starwood Asset Receivables Trust 144A
.........................................................................................................................
           330,000     FRB Ser. 03-1A, Class F, 2.21s, 2022                                                      330,198
.........................................................................................................................
           415,000     FRB Ser. 03-1A, Class E, 2.16s, 2022                                                      415,249
.........................................................................................................................
           435,000     FRB Ser. 03-1A, Class A2, 1.464s, 2022                                                    435,261
.........................................................................................................................
           676,000   Structured Asset Securities Corp. FRN
                     Ser. 02-HF2, Class M3, 3.035s, 2032                                                         574,970
.........................................................................................................................
           797,085   TIAA Commercial Real Estate
                     Securitization Ser. 01-C1A, Class A1,
                     5.77s, 2016                                                                                 844,910
.........................................................................................................................
         5,588,875   TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                           6,153,687
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $232,715,704)                                                        $235,721,354
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (10.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $3,083,000   ACE Securities Corp. Ser. 03-FM1,
                     Class A, IO, 5 1/2s, 2005                                                                  $307,067
.........................................................................................................................
         1,327,000   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                          1,475,319
.........................................................................................................................
         4,797,694   AFC Home Equity Loan Trust Ser. 99-2,
                     Class 1A, 1.445s, 2029                                                                    4,797,694
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
         6,696,000     Ser. 03-6, Class S, IO, 5s, 2005                                                          436,286
.........................................................................................................................
           337,000     FRN Ser. 02-4, Class M4, 4.785s, 2033                                                     282,415
.........................................................................................................................
           280,000     FRN Ser. 03-AR3, Class M5, 5.06s, 2033                                                    265,092
.........................................................................................................................
           260,500     FRN Ser. 2003-2, Class M4, 4.115s, 2033                                                   216,314
.........................................................................................................................
                     Amortizing Residential
                     Collateral Trust
.........................................................................................................................
        14,384,044     Ser. 01-BC6, Class A, IO, 6s, 2004                                                        477,265
.........................................................................................................................
         7,305,455     Ser. 02-BC1, Class A, IO, 6s, 2005                                                        338,956
.........................................................................................................................
        13,055,000     Ser. 02-BC3, Class A, IO, 6s, 2005                                                        795,636
.........................................................................................................................
           655,048     Ser. 02-BC3N, Class B2, 7s, 2032                                                          648,845
.........................................................................................................................
        16,663,909     Ser. 02-BC5, Class A, IO, 6s, 2004                                                        661,531
.........................................................................................................................
        13,455,000     Ser. 02-BC6, Class A, IO, 6s, 2004                                                        599,804
.........................................................................................................................
        17,836,364     Ser. 02-BC7, Class AIO, IO, 6s, 2004                                                      881,928
.........................................................................................................................
           575,000     FRN Ser. 02-BC1, Class M2,
                       2.135s, 2032                                                                              556,110
.........................................................................................................................
           346,000     FRN Ser. 02-BC5, Class B, 3.285s, 2032                                                    294,843
.........................................................................................................................
           680,000     FRN Ser. 02-BC7, Class B3, 3.035s, 2032                                                   579,700
.........................................................................................................................
           343,877   AQ Finance NIM Trust Ser. 02-1, Class
                     Note, 9 1/2s, 2032                                                                          342,914
.........................................................................................................................
                     Asset Backed Funding Certificates
.........................................................................................................................
           428,768     Ser. 02-NC1, Class N1, 8.84s, 2032                                                        426,624
.........................................................................................................................
           617,000     FRN Ser. 02-OPT1, Class M3,
                       2.435s, 2032                                                                              617,000
.........................................................................................................................
           271,473   Asset Backed Funding Corp. NIM Trust
                     Ser. 02-WF1, 9.32s, 2032                                                                    270,115
.........................................................................................................................
           913,153   Asset Backed Funding Corp. NIM Trust
                     144A Ser. 03-WF1, Class N1, 8.35s, 2032                                                     908,587
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
        17,114,000     Ser. 02-HE1, Class A, IO, 5.05s, 2032                                                     641,159
.........................................................................................................................
        23,425,463     Ser. 03-HE1, Class A, IO, 5s, 2033                                                      1,707,482
.........................................................................................................................
           645,000     FRN Ser. 03-HE1, Class M4, 5.68s, 2033                                                    573,935
.........................................................................................................................
           467,000     FRN Ser. 03-HE3, Class M5, 5.32s, 2033                                                    409,758
.........................................................................................................................
           563,000     FRN Ser. 02-HE2, Class M2, 2.31s, 2032                                                    546,545
.........................................................................................................................
         2,847,000   Bank One Issuance Trust FRN
                     Ser. 02-C1, Class C1, 2.14s, 2009                                                         2,829,985
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
         1,550,000     Ser. 02-CA, Class A, IO, 7.15s, 2004                                                       85,734
.........................................................................................................................
         1,237,739     FRN Ser. 01-DA, Class M3, 2.435s, 2031                                                  1,221,929
.........................................................................................................................
                     Bayview Financial Acquisition Trust 144A
.........................................................................................................................
        73,918,219     Ser. 02-XA, Class AIO1, IO, 1.32s, 2005                                                   877,779
.........................................................................................................................
         1,804,000     Ser. 03-CA, Class A, IO, 4s, 2005                                                         100,213
.........................................................................................................................
         1,360,000   Capital One Master Trust 144A FRN
                     Ser. 01-5, Class C, 2.33s, 2009                                                           1,299,225
.........................................................................................................................
                     Capital One Multi-Asset Execution Trust
.........................................................................................................................
           278,000     FRB Ser. 02-C1, Class C1, 3.93s, 2010                                                     281,855
.........................................................................................................................
         1,873,000     FRN Ser. 03-A1, Class A1, 1.57s, 2009                                                   1,880,044
.........................................................................................................................
                     CDC Mortgage Capital Trust
.........................................................................................................................
           366,999     FRN Ser. 02-HE3, Class B2, 5.035s, 2033                                                   315,252
.........................................................................................................................
           545,999     FRN Ser. 03-HE1, Class B2, 4.785s, 2033                                                   460,549
.........................................................................................................................
         1,505,000   CDO Repackaging Trust Series 144A FRB
                     Ser. 03-2, Class A, 5.18s, 2008                                                           1,505,000
.........................................................................................................................
           785,000   Chase Credit Card Master Trust FRN
                     Ser. 01-1, Class C, 1.837s, 2007                                                            781,412
.........................................................................................................................
                     Chase Funding Net Interest Margin
.........................................................................................................................
           110,964     Ser. 02-1, Class Note, 8 1/2s, 2035                                                       110,443
.........................................................................................................................
           472,596     Ser. 02-2, 8 1/2s, 2035                                                                   471,131
.........................................................................................................................
            20,737     Ser. 02-C1, Class Note, 8 1/2s, 2035                                                       20,625
.........................................................................................................................
                     Chase Funding Net Interest Margin 144A
.........................................................................................................................
           336,245     Ser. 02-3, Class Note, 8 1/2s, 2035                                                       335,673
.........................................................................................................................
           436,000     Ser. 03-3A, Class Note, 6 7/8s, 2036                                                      435,956
.........................................................................................................................
           875,000     Ser. 03-C1A, Class Note, 6 3/4s, 2036                                                     874,038
.........................................................................................................................
                     Conseco Finance Securitizations Corp.
.........................................................................................................................
         6,280,000     Ser. 00-4, Class A6, 8.31s, 2032                                                        5,648,277
.........................................................................................................................
         3,455,000     Ser. 01-04, Class A4, 7.36s, 2019                                                       3,349,719
.........................................................................................................................
         1,850,000     Ser. 01-3, Class A4, 6.91s, 2033                                                        1,742,801
.........................................................................................................................
         1,590,000     Ser. 01-4, Class B1, 9.4s, 2010                                                           556,500
.........................................................................................................................
         4,881,773     Ser. 02-1, Class A, 6.681s, 2032                                                        4,911,585
.........................................................................................................................
         1,750,000     Ser. 02-1, Class M2, 9.546s, 2032                                                       1,050,000
.........................................................................................................................
         4,137,018     Ser. 02-2, Class A, IO, 8 1/2s, 2010                                                    1,323,784
.........................................................................................................................
        13,218,790   Conseco Recreational Enthusiast
                     Consumer Trust Ser. 01-A, Class AP,
                     IO, 5s, 2025                                                                                654,370
.........................................................................................................................
         1,226,000   Consumer Credit Reference IDX
                     Securities FRB Ser. 02-1A, Class A,
                     3.028s, 2007                                                                              1,204,226
.........................................................................................................................
           948,855   Credit-Based Asset Servicing and
                     Securitization 144A Ser. 03-CB2N,
                     Class Note, 8.35s, 2033                                                                     948,855
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp.
.........................................................................................................................
           805,000     FRN Ser. 02-1, Class M2, 2.435s, 2032                                                     790,510
.........................................................................................................................
           295,000     FRN Ser. 03-3, Class B3, 5.535s, 2033                                                     260,742
.........................................................................................................................
         7,616,000   First Franklin Mortgage Loan Asset
                     Backed Certificates Ser. 03-FFB,
                     Class A, IO, 6s, 2005                                                                      $619,680
.........................................................................................................................
         5,358,506   First Franklin Mortgage Loan Asset
                     Backed Certificates Ser. 02-FF3,
                     Class A, IO, 6s, 2004                                                                       248,137
.........................................................................................................................
         1,197,316   First Plus Home Loan Trust Ser. 97-3,
                     Class B1, 7.79s, 2023                                                                     1,196,683
.........................................................................................................................
        15,900,000   First USA Credit Card Master Trust
                     Ser. 98-5, Class A, 1.208s, 2006                                                         15,900,114
.........................................................................................................................
           230,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     4.37s, 2015 (Cayman Islands)                                                                228,850
.........................................................................................................................
         6,610,000   Green Tree Financial Corp. Ser. 99-5,
                     Class A5, 7.86s, 2031                                                                     5,953,413
.........................................................................................................................
                     GSAMP Trust
.........................................................................................................................
           335,091     Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                                    335,091
.........................................................................................................................
           391,857     FRN Ser. 03-HE1, Class B2, 5.104s, 2033                                                   341,773
.........................................................................................................................
                     Home Equity Asset Trust
.........................................................................................................................
           801,276     Ser. 02-1N, Class A, 8s, 2032                                                             785,250
.........................................................................................................................
           433,000     FRN Ser. 03-4, Class B3, 5.57s, 2033                                                      383,476
.........................................................................................................................
         2,075,000   LNR CDO, Ltd. Ser. 02-1A, Class FFL,
                     3.794s, 2037                                                                              1,873,310
.........................................................................................................................
         1,280,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 4.119s, 2038 (Cayman Islands)                                                  1,280,000
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
           575,000     FRB Ser. 03-4, Class M6, 5.32s, 2033                                                      485,516
.........................................................................................................................
           424,000     FRN Ser. 03-3, Class M4, 4.819s, 2033                                                     348,019
.........................................................................................................................
                     Madison Avenue Manufactured
                     Housing Contract
.........................................................................................................................
       106,204,558     Ser. 02-A, IO, 0.3s, 2032                                                               1,261,179
.........................................................................................................................
         1,626,445     FRN Ser. 02-A, Class B1, 4.285s, 2032                                                   1,057,189
.........................................................................................................................
         1,759,433   Marriott Vacation Club Owner Trust
                     144A FRB Ser. 02-1A, Class A1,
                     1.808s, 2010                                                                              1,759,433
.........................................................................................................................
                     Mid-State Trust
.........................................................................................................................
           900,120     Ser. 10, Class B, 7.54s, 2036                                                             845,033
.........................................................................................................................
           805,000     Ser. 11, Class B, 8.221s, 2038                                                            805,000
.........................................................................................................................
                     Morgan Stanley Capital I
.........................................................................................................................
           447,000     Ser. 02-HE3, Class B2, 6s, 2032                                                           383,937
.........................................................................................................................
           519,000     FRN Ser. 03-HE1, Class B3, 5.07s, 2033                                                    423,414
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           620,000     FRN Ser. 01-NC3, Class B1, 3.485s, 2031                                                   580,902
.........................................................................................................................
         2,565,000     FRN Ser. 01-NC4, Class B1, 3.535s, 2032                                                 2,386,429
.........................................................................................................................
           790,000     FRN Ser. 02-AM2, Class B1, 3.285s, 2032                                                   693,002
.........................................................................................................................
         2,265,000     FRN Ser. 02-HE1, Class B1, 2.835s, 2032                                                 2,076,736
.........................................................................................................................
           352,795   Morgan Stanley Dean Witter Capital I
                     144A Ser. 01-NC4N, Class Note,
                     8 1/2s, 2032                                                                                350,325
.........................................................................................................................
           299,303   NC Finance Trust Ser. 02-1, 9 1/4s, 2032                                                    297,806
.........................................................................................................................
                     New Century Home Equity Loan Trust
.........................................................................................................................
           676,000     FRN Ser. 03-2, Class M4, 4.635s, 2033                                                     577,980
.........................................................................................................................
           596,000     FRN Ser. 03-3, Class M6, 4.77s, 2033                                                      483,356
.........................................................................................................................
                     Option One Mortgage Loan Trust
.........................................................................................................................
           343,000     FRN Ser. 02-6, Class M4, 4.035s, 2032                                                     311,409
.........................................................................................................................
           654,000     FRN Ser. 03-3, Class M6, 4.535s, 2033                                                     570,811
.........................................................................................................................
           433,000     FRN Ser. 03-4, Class M6, 5.07s, 2033                                                      383,882
.........................................................................................................................
           564,314   Option One Mortgage Securities Corp.
                     Ser. 02-2A, Class CFTS, 8.83s, 2032                                                         562,903
.........................................................................................................................
           482,912   Option One Mortgage Securities Corp.
                     144A Ser. 02-1, Class CTFS, 6 3/4s, 2032                                                    480,872
.........................................................................................................................
                     Pass-Through Amortizing Credit
                     Card Trust
.........................................................................................................................
           772,006     Ser. 02-1A, Class A3FL, 4.14s, 2012                                                       769,111
.........................................................................................................................
         1,210,865     Ser. 02-1A, Class A4FL, 6.64s, 2012                                                     1,206,324
.........................................................................................................................
         5,357,500   Residential Asset Securities Corp.
                     Ser. 02-KS6, Class AIO, IO, 5s, 2005                                                        208,321
.........................................................................................................................
                     Residential Funding Mortgage
                     Securities II
.........................................................................................................................
        20,827,098     Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                                 1,251,709
.........................................................................................................................
         5,539,000     Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                                   360,900
.........................................................................................................................
                     Sasco Arc Net Interest Margin
                     Notes 144A
.........................................................................................................................
           227,485     Ser. 03-3, Class A, 7 3/4s, 2033                                                          226,344
.........................................................................................................................
           820,000     Ser. 03-4, Class A, 7 1/2s, 2033
                       (Cayman Islands)                                                                          819,138
.........................................................................................................................
           118,000     Ser. 03-5, Class A, 7.35s, 2033
                       (Cayman Islands)                                                                          117,966
.........................................................................................................................
           881,136     Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                       878,575
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           606,643     Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                       603,694
.........................................................................................................................
        28,037,000     Ser. 03-BC2, Class A, IO, 6s, 2005                                                      1,867,174
.........................................................................................................................
           249,000     Ser. 03-BC2, Class B, 7s, 2033                                                            240,275
.........................................................................................................................
        14,808,000     Ser. 03-BC3, Class A, IO, 6s, 2004                                                        864,975
.........................................................................................................................
         7,395,000     Ser. 03-BC4, Class A, IO, 6s, 2004                                                        468,880
.........................................................................................................................
        13,497,000     Ser. 03-BC5, Class A, IO, 6s, 2004                                                        855,777
.........................................................................................................................
           605,000     FRN Ser. 03-BC4, Class B, 4.535s, 2033                                                    552,157
.........................................................................................................................
           436,000     FRN Ser. 03-BC5, Class B, 4.535s, 2033                                                    398,804
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
         9,908,182     Ser. 02-BC1, Class A, IO, 6s, 2004                                                        585,973
.........................................................................................................................
         8,896,000     Ser. 02-BC10, Class A, IO, 0.379s, 2004                                                   512,133
.........................................................................................................................
        28,390,909     Ser. 02-BC8, Class A, IO, 0.364s, 2004                                                  1,541,609
.........................................................................................................................
         8,019,818     Ser. 02-BC9, Class A, IO, 0.324s, 2004                                                    474,294
.........................................................................................................................
           368,699   Xerox Equipment Lease Owner Trust FRB
                     Ser. 01-1, Class A, 3.18s, 2008                                                             368,814
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $124,142,581)                                                                    $117,830,993
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
        $1,385,000   IL State G.O. Bonds, 5.1s, 6/1/33                                                AA      $1,362,494
.........................................................................................................................
           555,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa         555,105
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $1,940,000)                                                                        $1,917,599
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             8,501   Aurora Foods, Inc. (NON)                                                                     $2,975
.........................................................................................................................
               877   Birch Telecom, Inc. (NON)                                                                     3,034
.........................................................................................................................
           698,140   Contifinancial Corp. Liquidating
                     Trust Units                                                                                   6,981
.........................................................................................................................
               727   Genesis Health Ventures, Inc. (NON)                                                          12,832
.........................................................................................................................
             3,034   Jasper Energy 144A (NON)                                                                        190
.........................................................................................................................
            53,517   Safety Components International, Inc. (NON)                                                 401,365
.........................................................................................................................
               166   Sun Healthcare Group, Inc. (NON)                                                                282
.........................................................................................................................
               621   York Research Corp. 144A (NON)                                                                   39
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,155,895)                                                                          $427,698
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON) (cost $--)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
               416   Sun Healthcare Group, Inc.                                                  2/28/05              $1
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (16.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $11,779   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                      $11,772
.........................................................................................................................
       189,851,867   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                  189,851,867
.........................................................................................................................
         1,455,000   U.S. Treasury Bill zero %,
                     November 6, 2003 (SEG)                                                                    1,449,323
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $191,312,962)                                                                    $191,312,962
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,418,854,590)                                                                $1,440,632,819
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate  Expiration   Appreciation/
                         Market Value   Face Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Bond
(Long)                    $10,326,250   10,362,374      Sep-03       $(36,124)
...............................................................................
U.S. Treasury Note
5 Yr. (Long)               99,352,875   99,336,090      Sep-03         16,785
...............................................................................
U.S. Treasury Note
10 Yr. (Long)              60,480,313   60,972,149      Sep-03       (491,836)
------------------------------------------------------------------------------
                                                                    $(511,175)
------------------------------------------------------------------------------


TBA Sales Commitments at June 30, 2003 (Unaudited)
(proceeds receivable $115,930,490)
------------------------------------------------------------------------------
                                         Principal  Settlement         Market
Agency                                      Amount        Date          Value
...............................................................................
FHLMC, 4 1/2s, July 1, 2018            $18,598,000     7/17/03    $18,981,584
...............................................................................
FNMA, 7s, July 1, 2033                  15,769,000     7/14/03     16,606,728
...............................................................................
FNMA, 5s, July 1, 2033                  62,444,000     7/14/03     63,439,232
...............................................................................
GNMA 5s, July 1, 2033                   15,886,000     7/22/03     16,268,249
------------------------------------------------------------------------------
                                                                 $115,295,793
------------------------------------------------------------------------------


Swap Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                                           Notional Termination    Unrealized
                                             Amount        Date  Depreciation
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
February 27, 2003 to receive (pay)
monthly the notional amount
multiplied by the return of the
Lehman Brothers CMBS Investment
Grade Rate Index and pay monthly
the notional amount multiplied by
the one month USD-LIBOR-BBA
adjusted by a specified spread.          $3,895,875      9/3/03      ($21,784)
------------------------------------------------------------------------------


Credit Default Contracts Outstanding at
June 30, 2003 (Unaudited)
(premiums received $98,987)
------------------------------------------------------------------------------
                                                       Notional        Market
                                                         Amount         Value
...............................................................................
Agreement with Merrill Lynch International
dated June 26, 2003, maturing on September 20,
2008, to receive a premium equal to 11.09%
times the notional amount. Upon a credit default
event of  The Gap, Inc. 5.75% due 3/15/09 the
fund makes a payment of the proportional
notional amount times the difference between
the par value and the then-market value of
The Gap, Inc. 5.75%, 2009.                             $650,000       $74,438
------------------------------------------------------------------------------
Agreement with Merrill Lynch International
dated May 1, 2003, maturing on June 20, 2008,
to receive a premium equal to 7.801% times
the notional amount. Upon a credit default event
of Liberty Media Corp 7.875% due 7/15/09 the
fund makes a payment of the proportional notional
amount times the difference between the par
value and the then-market value of Liberty
Media Corp 7.875%, 2009.                                345,000        28,676
------------------------------------------------------------------------------
                                                                     $103,114
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Equity Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Australia (2.8%)
.........................................................................................................................
            32,913   Australia & New Zealand Banking
                     Group, Ltd.                                                                                $410,750
.........................................................................................................................
           336,098   BHP Billiton, Ltd.                                                                        1,947,346
.........................................................................................................................
           428,957   Brambles Industries, Ltd.                                                                 1,314,600
.........................................................................................................................
            80,710   Foster's Brewing Group, Ltd.                                                                227,863
.........................................................................................................................
            25,619   National Australia Bank, Ltd.                                                               575,533
.........................................................................................................................
           331,773   News Corp., Ltd. (The) ADR                                                               10,042,769
.........................................................................................................................
           922,800   Qantas Airways, Ltd.                                                                      2,023,573
.........................................................................................................................
           152,794   Rio Tinto, Ltd.                                                                           2,992,963
.........................................................................................................................
           247,889   Westpac Banking Corp.                                                                     2,701,308
.........................................................................................................................
            38,214   Woolworths, Ltd.                                                                            320,841
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,557,546
------------------------------------------------------------------------------------------------------------------------
Belgium (0.9%)
.........................................................................................................................
               908   Electrabel SA                                                                               231,345
.........................................................................................................................
           177,129   Fortis                                                                                    3,050,693
.........................................................................................................................
           192,239   Interbrew                                                                                 4,271,103
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,553,141
------------------------------------------------------------------------------------------------------------------------
Bermuda (1.2%)
.........................................................................................................................
           101,300   ACE, Ltd.                                                                                 3,473,577
.........................................................................................................................
            71,900   XL Capital, Ltd. Class A                                                                  5,967,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,441,277
------------------------------------------------------------------------------------------------------------------------
Brazil (1.7%)
.........................................................................................................................
            26,900   Banco Bradesco SA ADR                                                                       502,492
.........................................................................................................................
            27,800   Banco Itau SA ADR                                                                           942,420
.........................................................................................................................
           160,511   Companhia de Bebidas das Americas
                     (AmBev) ADR                                                                               3,266,399
.........................................................................................................................
            94,732   Companhia Vale do Rio Doce
                     (CVRD) ADR                                                                                2,809,751
.........................................................................................................................
            60,000   Companhia Vale do Rio Doce (CVRD)
                     (Preference A) ADR                                                                        1,665,000
.........................................................................................................................
           203,825   Petroleo Brasileiro SA ADR                                                                4,027,582
.........................................................................................................................
            18,700   Unibanco-Uniao de Bancos Brasileiros
                     SA GDR                                                                                      320,892
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,534,536
------------------------------------------------------------------------------------------------------------------------
Canada (2.5%)
.........................................................................................................................
            58,315   Abitibi-Consolidated, Inc.                                                                  369,164
.........................................................................................................................
             9,600   Alcan Aluminum, Ltd.                                                                        300,384
.........................................................................................................................
            11,200   Bank of Nova Scotia                                                                         495,488
.........................................................................................................................
            99,300   Canadian Imperial Bank of Commerce                                                        3,939,838
.........................................................................................................................
           110,341   Canadian National Railway Co.                                                             5,285,972
.........................................................................................................................
             7,200   Canadian Natural Resources, Ltd.                                                            284,873
.........................................................................................................................
            73,528   EnCana Corp.                                                                              2,798,232
.........................................................................................................................
             7,200   Four Seasons Hotels, Inc.                                                                   308,776
.........................................................................................................................
           158,000   National Bank of Canada                                                                   4,284,667
.........................................................................................................................
            21,800   Sun Life Financial Services of Canada, Inc.                                                 448,998
.........................................................................................................................
            77,137   Suncor Energy, Inc.                                                                       1,438,831
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,955,223
------------------------------------------------------------------------------------------------------------------------
China (0.2%)
.........................................................................................................................
         6,454,000   China Telecom Corp., Ltd.                                                                 1,481,509
------------------------------------------------------------------------------------------------------------------------
Denmark (1.1%)
.........................................................................................................................
           438,066   Danske Bank A/S                                                                           8,532,302
.........................................................................................................................
            10,500   Novo-Nordisk A/S                                                                            367,632
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,899,934
------------------------------------------------------------------------------------------------------------------------
Finland (2.2%)
.........................................................................................................................
         1,071,916   Nokia OYJ                                                                                17,649,298
.........................................................................................................................
             4,338   TietoEnator OYJ                                                                              73,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,722,318
------------------------------------------------------------------------------------------------------------------------
France (11.5%)
.........................................................................................................................
           154,195   Accor SA                                                                                  5,576,971
.........................................................................................................................
             1,829   Air Liquide                                                                                 271,117
.........................................................................................................................
           248,400   BNP Paribas SA                                                                           12,620,670
.........................................................................................................................
           153,940   Bouygues SA                                                                               4,249,164
.........................................................................................................................
            66,009   Lafarge SA                                                                                3,865,368
.........................................................................................................................
            13,400   Lafarge SA (Rights) (NON)                                                                    36,157
.........................................................................................................................
            75,236   LVMH Moet Hennessy Louis Vuitton SA                                                       3,731,010
.........................................................................................................................
            17,681   Orange SA (NON)                                                                             156,929
.........................................................................................................................
            35,866   Peugeot SA                                                                                1,741,971
.........................................................................................................................
            89,829   Sanofi-Synthelabo SA                                                                      5,260,225
.........................................................................................................................
             7,404   Schneider Electric SA                                                                       348,042
.........................................................................................................................
            97,053   Societe Generale                                                                          6,151,281
.........................................................................................................................
           170,038   Societe Television Francaise I                                                            5,232,369
.........................................................................................................................
           231,106   TotalFinaElf SA Class B                                                                  34,920,838
.........................................................................................................................
           362,553   Veolia Environnement                                                                      7,451,472
.........................................................................................................................
             5,605   Vinci SA                                                                                    378,095
------------------------------------------------------------------------------------------------------------------------
                                                                                                              91,991,679
------------------------------------------------------------------------------------------------------------------------
Germany (4.3%)
.........................................................................................................................
           262,544   BASF AG                                                                                  11,168,834
.........................................................................................................................
           289,666   Bayerische Motoren Werke (BMW) AG                                                        11,125,286
.........................................................................................................................
           288,777   Deutsche Post AG                                                                          4,210,987
.........................................................................................................................
            19,400   Deutsche Telekom AG (NON)                                                                   295,368
.........................................................................................................................
            15,000   E.On AG                                                                                     769,007
.........................................................................................................................
             8,032   Metro AG                                                                                    255,551
.........................................................................................................................
               600   Porsche AG (Preference)                                                                     252,834
.........................................................................................................................
            19,863   SAP AG                                                                                    2,326,283
.........................................................................................................................
            75,600   Schering AG                                                                               3,689,167
.........................................................................................................................
             7,600   Siemens AG                                                                                  372,178
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,465,495
------------------------------------------------------------------------------------------------------------------------
Greece (--%)
.........................................................................................................................
            22,285   Hellenic Telecommunication
                     Organization SA                                                                             263,553
------------------------------------------------------------------------------------------------------------------------
Hong Kong (0.8%)
.........................................................................................................................
           462,100   Cheung Kong Holdings, Ltd.                                                                2,779,273
.........................................................................................................................
            56,500   China Mobile, Ltd.                                                                          133,318
.........................................................................................................................
            79,500   CLP Holdings, Ltd.                                                                          347,651
.........................................................................................................................
           858,000   Hong Kong Electric Holdings, Ltd.                                                         3,366,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,627,148
------------------------------------------------------------------------------------------------------------------------
India (--%)
.........................................................................................................................
             6,200   HDFC Bank, Ltd.                                                                              34,556
------------------------------------------------------------------------------------------------------------------------
Ireland (1.7%)
.........................................................................................................................
           497,506   Allied Irish Banks PLC                                                                    7,477,484
.........................................................................................................................
            46,344   Bank of Ireland                                                                             561,389
.........................................................................................................................
           360,497   CRH PLC                                                                                   5,650,044
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,688,917
------------------------------------------------------------------------------------------------------------------------
Italy (2.2%)
.........................................................................................................................
           305,600   ENI SpA                                                                                   4,631,747
.........................................................................................................................
           683,100   Mediaset SpA                                                                              5,780,552
.........................................................................................................................
           783,000   Telecom Italia Mobile SpA                                                                 3,856,884
.........................................................................................................................
           640,250   Telecom Italia SpA-RNC                                                                    3,506,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,775,777
------------------------------------------------------------------------------------------------------------------------
Japan (15.4%)
.........................................................................................................................
            45,110   Acom Co., Ltd.                                                                            1,630,799
.........................................................................................................................
            18,780   Acom Co., Ltd. 144A                                                                         678,927
.........................................................................................................................
             3,200   Advantest Corp.                                                                             141,808
.........................................................................................................................
            33,400   Aeon Co., Ltd.                                                                              765,098
.........................................................................................................................
           362,000   Canon, Inc.                                                                              16,614,910
.........................................................................................................................
               218   East Japan Railway Co.                                                                      969,696
.........................................................................................................................
           110,000   Fuji Photo Film Cos., Ltd.                                                                3,179,509
.........................................................................................................................
             2,500   FUNAI Electric Co., Ltd.                                                                    279,050
.........................................................................................................................
           147,700   Honda Motor Co., Ltd.                                                                     5,597,959
.........................................................................................................................
               108   Japan Tobacco, Inc.                                                                         583,857
.........................................................................................................................
            29,900   Kansai Electric Power, Inc.                                                                 471,725
.........................................................................................................................
           382,000   KAO Corp.                                                                                 7,111,787
.........................................................................................................................
               811   Millea Holdings, Inc.                                                                     6,201,566
.........................................................................................................................
               700   Mitsubishi Corp.                                                                              4,857
.........................................................................................................................
            95,100   Mitsui Sumitomo Insurance Co., Ltd.                                                         441,239
.........................................................................................................................
            51,500   Nintendo Co., Ltd.                                                                        3,745,065
.........................................................................................................................
            72,000   Nissan Motor Co., Ltd.                                                                      688,513
.........................................................................................................................
            40,000   Nomura Securities Co., Ltd.                                                                 507,788
.........................................................................................................................
             9,372   NTT DoCoMo, Inc.                                                                         20,297,543
.........................................................................................................................
           292,000   Olympus Optical Co., Ltd.                                                                 6,044,315
.........................................................................................................................
               100   OMRON Corp.                                                                                   1,687
.........................................................................................................................
            44,700   Orix Corp.                                                                                2,472,370
.........................................................................................................................
           251,000   Ricoh Co., Ltd.                                                                           4,102,141
.........................................................................................................................
            20,900   Rohm Co., Ltd.                                                                            2,278,892
.........................................................................................................................
               200   Sankyo Co., Ltd.                                                                              2,389
.........................................................................................................................
           127,500   SECOM Co., Ltd.                                                                           3,738,442
.........................................................................................................................
            11,000   Seven-Eleven Japan Co., Ltd. (NON)                                                          273,969
.........................................................................................................................
            44,400   Shin-Etsu Chemical Co.                                                                    1,516,368
.........................................................................................................................
            12,200   Sony Corp.                                                                                  343,490
.........................................................................................................................
            60,100   Takeda Chemical Industries, Ltd.                                                          2,217,768
.........................................................................................................................
            23,800   Tokyo Electric Power Co.                                                                    454,985
.........................................................................................................................
         1,576,000   Tokyo Gas Co., Ltd.                                                                       4,529,113
.........................................................................................................................
           184,000   Toppan Printing Co., Ltd.                                                                 1,318,117
.........................................................................................................................
           666,500   Toyota Motor Corp.                                                                       17,266,264
.........................................................................................................................
                32   Yahoo Japan Corp.                                                                           519,783
.........................................................................................................................
             8,600   Yamada Denki Co., Ltd.                                                                      189,838
.........................................................................................................................
           217,500   Yamanouchi Pharmaceutical Co., Ltd.                                                       5,670,762
------------------------------------------------------------------------------------------------------------------------
                                                                                                             122,852,389
------------------------------------------------------------------------------------------------------------------------
Mexico (1.3%)
.........................................................................................................................
            62,600   Fomento Economico Mexicano SA de
                     CV ADR                                                                                    2,579,120
.........................................................................................................................
           393,422   Grupo Financiero BBVA Bancomer SA
                     de CV (NON)                                                                                 333,421
.........................................................................................................................
           213,314   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L                                                                               6,702,326
.........................................................................................................................
           134,946   Wal-Mart de Mexico SA de CV Ser. V                                                          399,048
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,013,915
------------------------------------------------------------------------------------------------------------------------
Netherlands (1.5%)
.........................................................................................................................
            26,886   ABN AMRO Holdings NV                                                                        513,994
.........................................................................................................................
            93,800   ABN AMRO Holdings NV (acquired
                     5/9/03, cost $1,526,720) (RES) (NON)                                                      1,793,224
.........................................................................................................................
           286,323   ING Groep NV                                                                              4,974,079
.........................................................................................................................
           174,961   Koninklijke (Royal) Philips
                     Electronics NV                                                                            3,326,742
.........................................................................................................................
            87,900   Reed Elsevier NV                                                                          1,036,518
.........................................................................................................................
            12,550   TPG NV                                                                                      217,878
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,862,435
------------------------------------------------------------------------------------------------------------------------
New Zealand (0.3%)
.........................................................................................................................
           299,639   Telecom Corp. of New Zealand, Ltd.                                                          918,513
.........................................................................................................................
           349,460   Telecom Corp. of New Zealand, Ltd. 144A                                                   1,071,235
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,989,748
------------------------------------------------------------------------------------------------------------------------
Portugal (0.2%)
.........................................................................................................................
           297,749   Electricidade de Portugal SA                                                                635,888
.........................................................................................................................
            97,191   Portugal Telecom SGPS SA                                                                    696,351
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,332,239
------------------------------------------------------------------------------------------------------------------------
Russia (0.4%)
.........................................................................................................................
            56,175   YUKOS ADR                                                                                 3,134,565
------------------------------------------------------------------------------------------------------------------------
Singapore (1.5%)
.........................................................................................................................
           332,366   DBS Group Holdings, Ltd.                                                                  1,944,323
.........................................................................................................................
           493,345   Overseas-Chinese Banking Corp.                                                            2,801,982
.........................................................................................................................
           251,000   Singapore Press Holdings, Ltd.                                                            2,608,792
.........................................................................................................................
           707,000   United Overseas Bank, Ltd.                                                                4,979,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,334,253
------------------------------------------------------------------------------------------------------------------------
South Africa (--%)
.........................................................................................................................
            18,358   Sappi, Ltd.                                                                                 221,178
------------------------------------------------------------------------------------------------------------------------
South Korea (5.3%)
.........................................................................................................................
           359,530   Korea Electric Power Corp.                                                                5,695,823
.........................................................................................................................
           434,984   KT Corp. ADR                                                                              8,573,535
.........................................................................................................................
            83,985   POSCO ADR                                                                                 2,199,567
.........................................................................................................................
            69,717   Samsung Electronics Co., Ltd.                                                            20,745,629
.........................................................................................................................
            15,140   SK Telecom Co., Ltd.                                                                      2,588,902
.........................................................................................................................
           158,935   SK Telecom Co., Ltd. ADR                                                                  2,997,514
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,800,970
------------------------------------------------------------------------------------------------------------------------
Spain (1.4%)
.........................................................................................................................
           160,597   Altadis SA                                                                                4,115,752
.........................................................................................................................
             5,421   Banco Popular Espanol                                                                       273,873
.........................................................................................................................
           343,962   Iberdrola SA                                                                              5,955,653
.........................................................................................................................
            48,599   Telefonica SA                                                                               564,152
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,909,430
------------------------------------------------------------------------------------------------------------------------
Sweden (1.5%)
.........................................................................................................................
            19,300   Hennes & Mauritz AB Class B                                                                 443,706
.........................................................................................................................
           284,859   Investor AB Class B                                                                       2,082,121
.........................................................................................................................
           280,468   Svenska Handelsbanken AB Class A                                                          4,590,655
.........................................................................................................................
         4,783,937   Telefonaktiebolaget LM Ericsson AB
                     Class B                                                                                   5,140,483
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,256,965
------------------------------------------------------------------------------------------------------------------------
Switzerland (11.7%)
.........................................................................................................................
            88,209   Ciba Specialty Chemicals AG                                                               5,341,263
.........................................................................................................................
           115,545   Cie Financier Richemont AG                                                                1,868,583
.........................................................................................................................
            92,015   Holcim Ltd.                                                                               3,400,791
.........................................................................................................................
             8,684   Julius Baer Holdings, Ltd. AG Class B                                                     2,128,997
.........................................................................................................................
           114,515   Nestle SA                                                                                23,635,314
.........................................................................................................................
           666,721   Novartis AG                                                                              26,389,193
.........................................................................................................................
            63,888   Swatch Group AG (The)                                                                     1,162,930
.........................................................................................................................
            33,128   Swatch Group AG (The) Class B                                                             3,002,852
.........................................................................................................................
            95,743   Swiss Reinsurance Co.                                                                     5,306,094
.........................................................................................................................
             6,855   Swisscom AG                                                                               1,948,881
.........................................................................................................................
             3,457   Synthes-Stratec, Inc.                                                                     2,483,873
.........................................................................................................................
           308,896   UBS AG                                                                                   17,187,501
------------------------------------------------------------------------------------------------------------------------
                                                                                                              93,856,272
------------------------------------------------------------------------------------------------------------------------
Taiwan (0.1%)
.........................................................................................................................
            57,000   Hon Hai Precision Industry Co., Ltd.                                                        206,988
.........................................................................................................................
           407,000   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (NON)                                                                             671,267
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 878,255
------------------------------------------------------------------------------------------------------------------------
United Kingdom (23.1%)
.........................................................................................................................
           179,727   3i Group PLC                                                                              1,675,505
.........................................................................................................................
            14,718   Anglo American PLC                                                                          224,633
.........................................................................................................................
           526,591   AstraZeneca PLC                                                                          21,113,666
.........................................................................................................................
            93,095   Barclays PLC                                                                                691,230
.........................................................................................................................
           508,678   BAT Industries PLC                                                                        5,770,316
.........................................................................................................................
            92,364   BG Group PLC                                                                                409,196
.........................................................................................................................
         1,487,719   BHP Billiton PLC                                                                          7,830,609
.........................................................................................................................
           142,320   BP PLC                                                                                      986,865
.........................................................................................................................
           530,127   Brambles Industries PLC                                                                   1,434,524
.........................................................................................................................
           738,700   Carlton Communications PLC                                                                1,846,565
.........................................................................................................................
         1,148,979   Diageo PLC                                                                               12,265,925
.........................................................................................................................
           918,045   GlaxoSmithKline PLC                                                                      18,525,689
.........................................................................................................................
           425,381   GUS PLC                                                                                   4,765,756
.........................................................................................................................
           816,800   Hilton Group PLC                                                                          2,479,805
.........................................................................................................................
         1,345,900   HSBC Holdings PLC (London
                     Stock Exchange)                                                                          15,900,463
.........................................................................................................................
           277,400   HSBC Holdings PLC
                     (Hong Kong Exchange)                                                                      3,290,565
.........................................................................................................................
            18,978   Imperial Tobacco Group PLC                                                                  339,127
.........................................................................................................................
           261,023   Reckitt Benckiser PLC                                                                     4,789,250
.........................................................................................................................
           748,300   Reed International PLC                                                                    6,225,950
.........................................................................................................................
           203,699   Rio Tinto PLC                                                                             3,831,578
.........................................................................................................................
           383,137   Royal Bank of Scotland Group PLC                                                         10,746,993
.........................................................................................................................
           168,300   SABMiller PLC                                                                             1,126,747
.........................................................................................................................
            59,575   Scottish and Southern Energy PLC                                                            613,384
.........................................................................................................................
           422,052   Scottish Power PLC                                                                        2,534,844
.........................................................................................................................
         2,545,285   Shell Transport & Trading Co. PLC                                                        16,798,881
.........................................................................................................................
         1,019,150   Tesco PLC                                                                                 3,686,903
.........................................................................................................................
        14,111,651   Vodafone Group PLC                                                                       27,591,804
.........................................................................................................................
           908,103   WPP Group PLC                                                                             7,117,257
------------------------------------------------------------------------------------------------------------------------
                                                                                                             184,614,030
------------------------------------------------------------------------------------------------------------------------
United States (0.3%)
.........................................................................................................................
           307,296   Amcor, Ltd.                                                                               1,673,310
.........................................................................................................................
             4,000   SMC Corp.                                                                                   336,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,010,170
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $780,105,384)                                                                    $777,059,423
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a) (cost $736,261)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
            11,408   Infosys Technologies, Ltd. 144A
                     Structured Warrants (issued by UBS
                     AG) expiration 4/13/04                                                                     $801,666
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $23,796,352   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                  $23,782,302
.........................................................................................................................
        23,147,880   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and
                     due dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                   23,147,880
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $46,930,182)                                                                      $46,930,182
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $827,771,827)                                                                    $824,791,271
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $40,319,774)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars        $12,131,864  $12,009,742     9/17/03       $122,122
...............................................................................
British Pounds              8,048,312    7,961,595     9/17/03         86,717
...............................................................................
Canadian Dollars            8,053,034    8,043,621     9/17/03          9,413
...............................................................................
Euro Dollars                4,259,274    4,347,662     9/17/03        (88,388)
...............................................................................
Swedish Krona               7,765,550    7,957,154     9/17/03       (191,604)
------------------------------------------------------------------------------
                                                                     $(61,740)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $31,398,621)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Japanese Yen              $11,917,648  $12,061,534     9/17/03       $143,886
...............................................................................
Mexican Peso               15,528,826   15,338,369     9/17/03       (190,457)
...............................................................................
Swiss Francs                3,876,565    3,998,718     9/17/03        122,153
------------------------------------------------------------------------------
                                                                      $75,582
------------------------------------------------------------------------------


The fund had the following industry group concentrations greater than
10% at June 30, 2003 (as a percentage of net assets):
  Banking                         11.9%
  Pharmaceuticals                 10.4
  Telecommunications              10.3
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth and Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Airlines (1.4%)
.........................................................................................................................
           168,700   Deutsche Lufthansa AG (Germany)                                                          $1,969,943
.........................................................................................................................
           652,155   Qantas Airways, Ltd. (Australia)                                                          1,430,086
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,400,029
------------------------------------------------------------------------------------------------------------------------
Automotive (4.4%)
.........................................................................................................................
            81,400   Bayerische Motoren Werke (BMW)
                     AG (Germany)                                                                              3,126,353
.........................................................................................................................
           345,000   Nissan Motor Co., Ltd. (Japan)                                                            3,299,125
.........................................................................................................................
            54,081   Peugeot SA (France)                                                                       2,626,653
.........................................................................................................................
            73,600   Toyota Motor Corp. (Japan)                                                                1,906,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,958,803
------------------------------------------------------------------------------------------------------------------------
Banking (17.0%)
.........................................................................................................................
           121,418   ABN AMRO Holdings NV (Netherlands)                                                        2,321,212
.........................................................................................................................
            22,700   ABN AMRO Holdings NV (Netherlands)
                     (acquired 5/9/03, cost $369,473) (RES) (NON)                                                433,968
.........................................................................................................................
           244,048   Allied Irish Banks PLC (Ireland)                                                          3,668,026
.........................................................................................................................
           101,276   Australia & New Zealand Banking
                     Group, Ltd. (Australia)                                                                   1,263,911
.........................................................................................................................
           727,354   Barclays PLC (United Kingdom)                                                             5,400,603
.........................................................................................................................
            93,886   BNP Paribas SA (France)                                                                   4,770,146
.........................................................................................................................
           109,086   Canadian Imperial Bank of Commerce
                     (Canada)                                                                                  4,328,109
.........................................................................................................................
           119,400   Danske Bank A/S (Denmark)                                                                 2,325,579
.........................................................................................................................
         1,649,059   Grupo Financiero BBVA Bancomer SA
                     de CV (Mexico) (NON)                                                                      1,397,561
.........................................................................................................................
            74,640   HDFC Bank, Ltd. (India)                                                                     416,014
.........................................................................................................................
           941,980   HSBC Holdings PLC (United Kingdom)                                                       11,128,552
.........................................................................................................................
           113,876   National Bank of Canada (Canada)                                                          3,088,106
.........................................................................................................................
            11,595   Societe Generale (France)                                                                   734,899
.........................................................................................................................
           194,000   United Overseas Bank, Ltd. (Singapore)                                                    1,366,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,642,961
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.7%)
.........................................................................................................................
            44,926   Compagnie de Saint Gobain (France)                                                        1,767,785
------------------------------------------------------------------------------------------------------------------------
Beverage (2.9%)
.........................................................................................................................
           444,750   Diageo PLC (United Kingdom)                                                               4,747,929
.........................................................................................................................
           118,373   Interbrew (Belgium)                                                                       2,629,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,377,901
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
.........................................................................................................................
           549,907   Carlton Communications PLC
                     (United Kingdom)                                                                          1,374,630
.........................................................................................................................
            81,967   News Corp., Ltd. (The) (Australia)                                                          615,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,990,261
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.4%)
.........................................................................................................................
           164,000   Asahi Glass Co., Ltd. (Japan) (NON)                                                       1,017,743
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.9%)
.........................................................................................................................
            53,300   BASF AG (Germany)                                                                         2,267,425
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.6%)
.........................................................................................................................
            99,500   SECOM Co., Ltd. (Japan)                                                                   2,917,451
.........................................................................................................................
           161,900   Toppan Printing Co., Ltd. (Japan)                                                         1,159,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,077,251
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.2%)
.........................................................................................................................
           108,885   Nokia OYJ (Finland)                                                                       1,792,812
.........................................................................................................................
         1,222,600   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden) (NON)                                                                    1,313,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,106,532
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.7%)
.........................................................................................................................
           839,483   Brambles Industries, Ltd. (Australia)                                                     2,572,715
.........................................................................................................................
             3,679   Haw Par Corp., Ltd. (Singapore)                                                               9,068
.........................................................................................................................
            91,228   Vivendi Universal SA (France) (NON)                                                       1,660,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,242,039
------------------------------------------------------------------------------------------------------------------------
Construction (2.2%)
.........................................................................................................................
           159,276   CRH PLC (Ireland)                                                                         2,496,322
.........................................................................................................................
            34,784   Lafarge SA (France)                                                                       2,036,888
.........................................................................................................................
            34,784   Lafarge SA (France) (NON)                                                                    93,857
.........................................................................................................................
           232,386   Rinker Group, Ltd. (Australia)                                                              816,591
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,443,658
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.6%)
.........................................................................................................................
               300   Matsushita Electric Industrial Co. (Japan)                                                    2,971
.........................................................................................................................
            15,061   Swatch Group AG (The) Class B
                     (Switzerland)                                                                             1,365,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,368,159
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.9%)
.........................................................................................................................
            63,290   Acom Co., Ltd. (Japan)                                                                    2,288,035
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (3.2%)
.........................................................................................................................
           146,000   KAO Corp. (Japan)                                                                         2,718,117
.........................................................................................................................
           186,118   Reckitt Benckiser PLC (United Kingdom)                                                    3,414,893
.........................................................................................................................
           244,145   Unilever PLC (United Kingdom)                                                             1,943,699
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,076,709
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.0%)
.........................................................................................................................
            93,602   E.On AG (Germany)                                                                         4,798,706
.........................................................................................................................
            68,100   Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                                 267,233
.........................................................................................................................
           141,483   Iberdrola SA (Spain)                                                                      2,449,758
.........................................................................................................................
            71,320   Korea Electric Power Corp. (South Korea)                                                  1,129,881
.........................................................................................................................
           143,371   Scottish and Southern Energy PLC
                     (United Kingdom)                                                                          1,476,148
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,121,726
------------------------------------------------------------------------------------------------------------------------
Electronics (3.3%)
.........................................................................................................................
            80,900   Celestica, Inc. (Canada) (NON)                                                            1,257,717
.........................................................................................................................
           169,877   Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                              3,230,074
.........................................................................................................................
            10,200   Rohm Co., Ltd. (Japan)                                                                    1,112,187
.........................................................................................................................
             8,840   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             2,630,511
.........................................................................................................................
                24   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (Taiwan) (NON)                                                                         40
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,230,529
------------------------------------------------------------------------------------------------------------------------
Financial (1.2%)
.........................................................................................................................
            55,300   Orix Corp. (Japan)                                                                        3,058,659
------------------------------------------------------------------------------------------------------------------------
Food (1.2%)
.........................................................................................................................
            14,740   Nestle SA (Switzerland)                                                                   3,042,261
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.9%)
.........................................................................................................................
            72,200   Abitibi-Consolidated, Inc. (Toronto
                     Exchange) (Canada)                                                                          457,063
.........................................................................................................................
            38,400   Amcor, Ltd.                                                                                 209,098
.........................................................................................................................
            47,200   Svenska Cellulosa AB (SCA) Class B
                     (Sweden)                                                                                  1,612,944
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,279,105
------------------------------------------------------------------------------------------------------------------------
Insurance (9.3%)
.........................................................................................................................
            81,300   ACE, Ltd. (Bermuda)                                                                       2,787,777
.........................................................................................................................
           166,702   Fortis (Belgium)                                                                          2,871,109
.........................................................................................................................
           143,739   ING Groep NV (Netherlands)                                                                2,497,072
.........................................................................................................................
               496   Millea Holdings, Inc. (Japan)                                                             3,792,820
.........................................................................................................................
            88,000   Mitsui Sumitomo Insurance Co., Ltd.
                     (Japan)                                                                                     408,297
.........................................................................................................................
           101,200   Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                     2,084,340
.........................................................................................................................
            61,434   Swiss Reinsurance Co. (Switzerland)                                                       3,404,683
.........................................................................................................................
             6,830   Swiss Reinsurance Co. 144A
                     (Switzerland) (NON)                                                                         378,520
.........................................................................................................................
            23,000   XL Capital, Ltd. Class A (Bermuda)                                                        1,909,000
.........................................................................................................................
            27,047   Zurich Financial Services AG
                     (Switzerland) (NON)                                                                       3,225,587
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,359,205
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.0%)
.........................................................................................................................
            97,000   Nomura Securities Co., Ltd. (Japan)                                                       1,231,387
.........................................................................................................................
            22,930   UBS AG (Switzerland)                                                                      1,275,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,507,251
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.0%)
.........................................................................................................................
            48,257   Accor SA (France)                                                                         1,745,374
.........................................................................................................................
         1,077,752   Hilton Group PLC (United Kingdom)                                                         3,272,055
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,017,429
------------------------------------------------------------------------------------------------------------------------
Machinery (0.5%)
.........................................................................................................................
            79,300   MAN AG (Germany)                                                                          1,336,647
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
.........................................................................................................................
            44,500   SKF AB Class B (Sweden)                                                                   1,284,376
------------------------------------------------------------------------------------------------------------------------
Metals (3.9%)
.........................................................................................................................
           140,121   Arcelor (Luxembourg)                                                                      1,631,393
.........................................................................................................................
           711,685   BHP Billiton PLC (United Kingdom)                                                         3,745,954
.........................................................................................................................
            43,700   Companhia Vale do Rio Doce (CVRD)
                     ADR (Brazil)                                                                              1,296,142
.........................................................................................................................
            18,910   Pohang Iron & Steel Co., Ltd.
                     (South Korea)                                                                             1,965,499
.........................................................................................................................
            63,096   Rio Tinto PLC (United Kingdom)                                                            1,186,836
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,825,824
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.1%)
.........................................................................................................................
            58,000   Canon, Inc. (Japan)                                                                       2,662,057
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.1%)
.........................................................................................................................
           553,066   BG Group PLC (United Kingdom)                                                             2,450,221
.........................................................................................................................
           884,615   BP PLC (United Kingdom)                                                                   6,134,031
.........................................................................................................................
            66,105   EnCana Corp. (Canada)                                                                     2,515,737
.........................................................................................................................
            64,600   Petroleo Brasileiro SA ADR (Brazil)                                                       1,276,496
.........................................................................................................................
            20,356   TotalFinaElf SA Class B (France)                                                          3,075,855
.........................................................................................................................
            42,775   YUKOS ADR (Russia)                                                                        2,386,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,839,185
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.6%)
.........................................................................................................................
            30,515   AstraZeneca PLC (United Kingdom)                                                          1,223,499
.........................................................................................................................
            93,937   GlaxoSmithKline PLC (United Kingdom)                                                      1,895,602
.........................................................................................................................
           304,575   Novartis AG (Switzerland)                                                                12,055,250
.........................................................................................................................
            15,948   Roche Holding AG (Switzerland)                                                            1,251,274
.........................................................................................................................
            91,000   Taisho Pharmaceutical Co., Ltd. (Japan)                                                   1,314,402
.........................................................................................................................
            31,000   Takeda Chemical Industries, Ltd. (Japan)                                                  1,143,940
.........................................................................................................................
           102,500   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   2,672,428
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,556,395
------------------------------------------------------------------------------------------------------------------------
Publishing (1.0%)
.........................................................................................................................
             2,600   Quebecor World, Inc. (Canada)                                                                47,675
.........................................................................................................................
           217,494   Reed Elsevier NV (Netherlands)                                                            2,564,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,612,367
------------------------------------------------------------------------------------------------------------------------
Railroads (0.6%)
.........................................................................................................................
            31,400   Canadian National Railway Co. (Canada)                                                    1,504,241
------------------------------------------------------------------------------------------------------------------------
Retail (3.7%)
.........................................................................................................................
           120,000   Aeon Co., Ltd. (Japan)                                                                    2,748,855
.........................................................................................................................
           283,396   GUS PLC (United Kingdom)                                                                  3,175,027
.........................................................................................................................
           923,660   Tesco PLC (United Kingdom)                                                                3,341,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,265,338
------------------------------------------------------------------------------------------------------------------------
Software (0.4%)
.........................................................................................................................
            14,013   Infosys Technologies, Ltd. (India)                                                          984,725
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.3%)
.........................................................................................................................
            12,620   KT Corp. (South Korea)                                                                      494,010
.........................................................................................................................
               574   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                             2,252,012
.........................................................................................................................
             1,136   NTT DoCoMo, Inc. (Japan)                                                                  2,460,308
.........................................................................................................................
           246,398   Portugal Telecom SGPS SA (Portugal)                                                       1,765,385
.........................................................................................................................
            12,830   SK Telecom Co., Ltd. (South Korea)                                                        2,193,898
.........................................................................................................................
           267,500   Telecom Italia SpA (Italy)                                                                2,420,291
.........................................................................................................................
            54,201   Telefonica SA (Spain) (NON)                                                                 629,182
.........................................................................................................................
            37,400   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                      1,175,108
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,390,194
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.7%)
.........................................................................................................................
           163,474   BAT Industries PLC (United Kingdom)                                                       1,854,408
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.5%)
.........................................................................................................................
            78,449   TPG NV (Netherlands)                                                                      1,361,936
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.5%)
.........................................................................................................................
            65,624   Veolia Environnement (France)                                                             1,348,754
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $242,432,355)                                                                    $244,467,903
------------------------------------------------------------------------------------------------------------------------
UNITS (0.6%) (a) (cost $1,651,753)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
            38,069   KT Corp. 144A Structured Call
                     Warrants (issued by UBS AB)
                     expiration 11/30/03 (South Korea)                                                        $1,500,484
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a) (cost $7,167,033)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $7,167,033   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003 to
                     August 18, 2003 (d)                                                                      $7,167,033
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $251,251,141)                                                                    $253,135,420
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 2.6%
...............................................................................
Belgium                                                                   2.2
...............................................................................
Bermuda                                                                   1.9
...............................................................................
Brazil                                                                    1.0
...............................................................................
Canada                                                                    6.0
...............................................................................
France                                                                    7.8
...............................................................................
Germany                                                                   5.3
...............................................................................
Ireland                                                                   2.4
...............................................................................
Italy                                                                     1.0
...............................................................................
Japan                                                                    15.9
...............................................................................
Mexico                                                                    1.0
...............................................................................
Netherlands                                                               4.9
...............................................................................
South Korea                                                               3.9
...............................................................................
Spain                                                                     1.2
...............................................................................
Sweden                                                                    1.7
...............................................................................
Switzerland                                                              10.3
...............................................................................
United Kingdom                                                           22.8
...............................................................................
United States                                                             2.9
...............................................................................
Other                                                                     5.2
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (98.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
               241   Dentsu, Inc. (Japan)                                                                       $750,804
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
.........................................................................................................................
            55,744   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                     683,576
------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
.........................................................................................................................
           312,403   Qantas Airways, Ltd. (Australia)                                                            685,057
.........................................................................................................................
                11   Qantas Airways, Ltd. 144A (Australia) (NON)                                                      24
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 685,081
------------------------------------------------------------------------------------------------------------------------
Automotive (0.6%)
.........................................................................................................................
            26,747   Renault SA (France)                                                                       1,413,930
------------------------------------------------------------------------------------------------------------------------
Banking (13.5%)
.........................................................................................................................
           608,074   Anglo Irish Bank Corp. PLC (Ireland)                                                      5,376,067
.........................................................................................................................
           192,206   Banco Bilbao Vizcaya Argentaria
                     SA (Spain)                                                                                2,019,322
.........................................................................................................................
            25,551   Banco Popular Espanol (Spain)                                                             1,290,857
.........................................................................................................................
            14,900   Bank of Nova Scotia (Canada)                                                                659,176
.........................................................................................................................
            85,253   BNP Paribas SA (France)                                                                   4,331,522
.........................................................................................................................
           144,602   Canadian Imperial Bank of Commerce
                     (Canada)                                                                                  5,737,245
.........................................................................................................................
           224,887   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          6,308,080
.........................................................................................................................
            96,608   Standard Chartered PLC
                     (United Kingdom)                                                                          1,173,208
.........................................................................................................................
           249,421   Westpac Banking Corp. (Australia)                                                         2,718,003
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,613,480
------------------------------------------------------------------------------------------------------------------------
Beverage (2.5%)
.........................................................................................................................
           178,577   Diageo PLC (United Kingdom)                                                               1,906,399
.........................................................................................................................
           105,016   Molson, Inc. Class A (Canada)                                                             2,820,783
.........................................................................................................................
             9,644   Pernod-Ricard (France)                                                                      860,391
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,587,573
------------------------------------------------------------------------------------------------------------------------
Broadcasting (4.1%)
.........................................................................................................................
           102,629   British Sky Broadcasting PLC
                     (United Kingdom) (NON)                                                                    1,137,104
.........................................................................................................................
         1,018,384   Carlton Communications PLC
                     (United Kingdom)                                                                          2,545,705
.........................................................................................................................
           166,100   Mediaset SpA (Italy)                                                                      1,405,577
.........................................................................................................................
           343,189   Publishing & Broadcasting, Ltd. (Australia)                                               2,273,808
.........................................................................................................................
            56,123   Societe Television Francaise I (France)                                                   1,727,003
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,089,197
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
.........................................................................................................................
           161,000   Asahi Glass Co., Ltd. (Japan) (NON)                                                         999,125
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.0%)
.........................................................................................................................
            49,645   Adecco SA (Switzerland)                                                                   2,045,629
.........................................................................................................................
           162,600   Securitas AB Class B (Sweden)                                                             1,665,921
.........................................................................................................................
             1,660   SGS Societe Generale Surveillance
                     Holding SA (Switzerland)                                                                    648,457
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,360,007
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.5%)
.........................................................................................................................
           205,500   Nokia OYJ (Finland)                                                                       3,383,596
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
.........................................................................................................................
           564,000   China Resources Enterprise, Ltd. (China)                                                    488,208
------------------------------------------------------------------------------------------------------------------------
Construction (0.8%)
.........................................................................................................................
           488,907   Rinker Group, Ltd. (Australia)                                                            1,717,992
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.5%)
.........................................................................................................................
            21,729   LVMH Moet Hennessy Louis Vuitton
                     SA (France)                                                                               1,077,558
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.8%)
.........................................................................................................................
               960   Hindustan Lever, Ltd. (India)                                                                 3,687
.........................................................................................................................
            92,228   Reckitt Benckiser PLC (United Kingdom)                                                    1,692,199
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,695,886
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.9%)
.........................................................................................................................
           139,100   Deutsche Post AG (Germany)                                                                2,028,376
------------------------------------------------------------------------------------------------------------------------
Electronics (2.6%)
.........................................................................................................................
            13,100   FUNAI Electric Co., Ltd. (Japan)                                                          1,462,224
.........................................................................................................................
           820,000   Taiwan Semiconductor Manufacturing
                     Co., Ltd. (Taiwan) (NON)                                                                  1,352,431
.........................................................................................................................
            56,600   TDK Corp. (Japan)                                                                         2,795,818
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,610,473
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.2%)
.........................................................................................................................
            38,938   Vinci SA (France)                                                                         2,626,631
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.4%)
.........................................................................................................................
            73,026   Enterprise Inns PLC (United Kingdom)                                                        974,185
------------------------------------------------------------------------------------------------------------------------
Financial (6.1%)
.........................................................................................................................
            41,856   Deutsche Boerse AG (Germany)                                                              2,205,911
.........................................................................................................................
            44,590   Euronext NV (Netherlands)                                                                 1,105,370
.........................................................................................................................
           489,058   London Stock Exchange PLC
                     (United Kingdom)                                                                          2,743,615
.........................................................................................................................
           377,696   Man Group PLC (United Kingdom)                                                            7,453,453
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,508,349
------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
.........................................................................................................................
           468,819   Parmalat Finanziaria SpA (Italy)                                                          1,469,553
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.7%)
.........................................................................................................................
           281,070   Amcor, Ltd.                                                                               1,530,503
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.1%)
.........................................................................................................................
            23,500   Fresenius Medical Care AG (Germany)                                                       1,152,161
.........................................................................................................................
            11,700   Nichii Gakkan Co. (Japan)                                                                   584,756
.........................................................................................................................
            24,000   Suzuken Co., Ltd. (Japan)                                                                   569,763
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,306,680
------------------------------------------------------------------------------------------------------------------------
Insurance (2.4%)
.........................................................................................................................
           731,800   Promina Group Ltd. 144A (Australia) (NON)                                                 1,158,158
.........................................................................................................................
           314,238   QBE Insurance Group, Ltd. (Australia)                                                     1,963,985
.........................................................................................................................
            22,210   Samsung Fire & Marine Insurance
                     (South Korea)                                                                             1,081,644
.........................................................................................................................
            18,719   Swiss Reinsurance Co. (Switzerland)                                                       1,037,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,241,197
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.8%)
.........................................................................................................................
            24,861   Credit Suisse Group (Switzerland)                                                           654,478
.........................................................................................................................
            23,400   Power Financial Corp. (Canada)                                                              753,589
.........................................................................................................................
            83,722   UBS AG (Switzerland)                                                                      4,658,435
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,066,502
------------------------------------------------------------------------------------------------------------------------
Machinery (0.3%)
.........................................................................................................................
            13,600   Fanuc, Ltd. (Japan)                                                                         674,052
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.9%)
.........................................................................................................................
            56,677   Gamesa Corporacion Tecnologica
                     SA (Spain)                                                                                1,265,739
.........................................................................................................................
            60,261   Wolseley PLC (United Kingdom)                                                               666,434
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,932,173
------------------------------------------------------------------------------------------------------------------------
Metals (0.5%)
.........................................................................................................................
            60,188   Rio Tinto, Ltd. (Australia)                                                               1,178,976
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (2.9%)
.........................................................................................................................
           138,000   Canon, Inc. (Japan)                                                                       6,333,861
.........................................................................................................................
             3,000   Seiko Epson Corp. 144A (Japan) (NON)                                                         89,213
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,423,074
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.2%)
.........................................................................................................................
           420,146   BG Group PLC (United Kingdom)                                                             1,861,352
.........................................................................................................................
           102,300   Canadian Natural Resources, Ltd. (Canada)                                                 4,047,571
.........................................................................................................................
            49,587   EnCana Corp. (Canada)                                                                     1,887,117
.........................................................................................................................
           212,450   ENI SpA (Italy)                                                                           3,219,943
.........................................................................................................................
            18,400   Petro-Canada (Canada)                                                                       730,853
.........................................................................................................................
            11,770   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                               546,249
.........................................................................................................................
            42,000   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                             1,958,040
.........................................................................................................................
            36,030   Talisman Energy, Inc. (Canada)                                                            1,631,097
.........................................................................................................................
            28,499   TotalFinaElf SA Class B (France)                                                          4,306,288
.........................................................................................................................
            41,500   YUKOS ADR (Russia)                                                                        2,315,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,504,210
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.7%)
.........................................................................................................................
            18,300   Altana AG (Germany)                                                                       1,145,157
.........................................................................................................................
           101,252   AstraZeneca PLC (United Kingdom)                                                          4,059,699
.........................................................................................................................
           231,722   GlaxoSmithKline PLC (United Kingdom)                                                      4,676,034
.........................................................................................................................
            65,099   Novartis AG (Switzerland)                                                                 2,576,655
.........................................................................................................................
            35,897   Roche Holding AG (Switzerland)                                                            2,816,465
.........................................................................................................................
            52,500   Schwarz Pharma AG (Germany)                                                               2,028,439
.........................................................................................................................
           118,600   Takeda Chemical Industries, Ltd. (Japan)                                                  4,376,493
.........................................................................................................................
            19,100   Terumo Corp. (Japan)                                                                        317,405
.........................................................................................................................
            60,600   Yamanouchi Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   1,579,992
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,576,339
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (2.1%)
.........................................................................................................................
           221,000   Olympus Optical Co., Ltd. (Japan)                                                         4,574,636
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
            13,100   Canadian National Railway Co. (Canada)                                                      627,566
------------------------------------------------------------------------------------------------------------------------
Retail (6.8%)
.........................................................................................................................
           138,000   Aeon Co., Ltd. (Japan)                                                                    3,161,183
.........................................................................................................................
           246,000   Esprit Holdings, Ltd. (Hong Kong)                                                           600,969
.........................................................................................................................
           107,925   GUS PLC (United Kingdom)                                                                  1,209,138
.........................................................................................................................
            35,678   Medion AG (Germany)                                                                       1,536,205
.........................................................................................................................
            86,007   Next PLC (United Kingdom)                                                                 1,456,722
.........................................................................................................................
             8,063   Pinault-Printemps-Redoute SA (France)                                                       607,321
.........................................................................................................................
           447,284   Tesco PLC (United Kingdom)                                                                1,618,106
.........................................................................................................................
            33,460   USS Co., Ltd. (Japan)                                                                     1,694,601
.........................................................................................................................
           371,860   William Morrison Supermarkets PLC
                     (United Kingdom)                                                                          1,127,433
.........................................................................................................................
           236,370   Woolworths, Ltd. (Australia)                                                              1,984,542
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,996,220
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.3%)
.........................................................................................................................
            66,982   ASML Holding NV (Netherlands) (NON)                                                         636,035
------------------------------------------------------------------------------------------------------------------------
Shipping (1.2%)
.........................................................................................................................
           257,962   Exel PLC (United Kingdom)                                                                 2,647,464
.........................................................................................................................
         3,584,000   Sinotrans, Ltd. 144A (China) (NON)                                                        1,011,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,658,608
------------------------------------------------------------------------------------------------------------------------
Software (2.5%)
.........................................................................................................................
            31,400   Business Objects SA (France) (NON)                                                          700,159
.........................................................................................................................
            37,906   Dassault Systemes SA (France)                                                             1,244,777
.........................................................................................................................
           246,741   Sage Group (The) PLC
                     (United Kingdom)                                                                            659,539
.........................................................................................................................
            25,500   SAP AG (Germany)                                                                          2,986,468
.........................................................................................................................
               400   Trend Micro, Inc. (Japan) (NON)                                                               6,214
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,597,157
------------------------------------------------------------------------------------------------------------------------
Technology Services (3.9%)
.........................................................................................................................
           205,586   Indra Sistemas SA Class A (Spain)                                                         2,089,077
.........................................................................................................................
            18,962   Logitech International (Switzerland) (NON)                                                  711,320
.........................................................................................................................
           372,431   Wanadoo (France) (NON)                                                                    2,493,055
.........................................................................................................................
           119,475   Wanadoo 144A (France) (NON)                                                                 799,766
.........................................................................................................................
               154   Yahoo Japan Corp. (Japan) (NON)                                                           2,501,457
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,594,675
------------------------------------------------------------------------------------------------------------------------
Telecommunications (8.7%)
.........................................................................................................................
           203,162   BT Group PLC (United Kingdom)                                                               683,005
.........................................................................................................................
           801,497   Cable & Wireless PLC (United Kingdom) (NON)                                               1,494,391
.........................................................................................................................
               336   Japan Telecom Holdings Co., Ltd. (Japan)                                                  1,021,574
.........................................................................................................................
             1,852   NTT DoCoMo, Inc. (Japan)                                                                  4,010,995
.........................................................................................................................
           164,849   Orange SA (France) (NON)                                                                  1,463,131
.........................................................................................................................
           452,864   Telecom Italia Mobile SpA (Italy)                                                         2,230,708
.........................................................................................................................
         4,240,789   Vodafone Group PLC (United Kingdom)                                                       8,291,803
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,195,607
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
            51,650   Benetton Group SPA (Italy)                                                                  535,520
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $191,093,069)                                                                    $217,613,310
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (--%) (a) (cost $155)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
              $960   Hindustan Lever foreign deb. 9s, 2004                                                          $124
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $9,287,588   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40% and
                     due dates ranging from July 1, 2003
                     to August 22, 2003 (d)                                                                   $9,284,319
.........................................................................................................................
         3,030,504   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32% and due
                     dates ranging from July 1, 2003
                     to August 18, 2003 (d)                                                                    3,030,504
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $12,314,823)                                                                      $12,314,823
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $203,408,047)                                                                    $229,928,257
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $13,305,626)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pounds             $4,244,073   $4,199,664     9/17/03        $44,409
...............................................................................
Euro                        9,061,554    9,249,598     9/17/03       (188,044)
------------------------------------------------------------------------------
                                                                    $(143,635)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
Japanese Yen              $12,636,524  $12,765,351     9/17/03       $128,827
------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 6.7%
...............................................................................
Canada                                                                    8.4
...............................................................................
Finland                                                                   1.5
...............................................................................
France                                                                   10.5
...............................................................................
Germany                                                                   5.8
...............................................................................
Ireland                                                                   2.4
...............................................................................
Italy                                                                     3.9
...............................................................................
Japan                                                                    16.6
...............................................................................
Netherlands                                                               2.2
...............................................................................
Russia                                                                    1.0
...............................................................................
Spain                                                                     2.9
...............................................................................
Switzerland                                                               6.7
...............................................................................
United Kingdom                                                           24.9
...............................................................................
United States                                                             3.8
...............................................................................
Other                                                                     2.7
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Investors Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (99.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
            25,800   Omnicom Group, Inc.                                                                      $1,849,860
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.8%)
.........................................................................................................................
            93,200   Lockheed Martin Corp.                                                                     4,433,524
.........................................................................................................................
            16,200   Raytheon Co.                                                                                532,008
.........................................................................................................................
           122,500   Rockwell Collins, Inc.                                                                    3,017,175
.........................................................................................................................
            22,600   United Technologies Corp.                                                                 1,600,758
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,583,465
------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
.........................................................................................................................
           107,900   Southwest Airlines Co.                                                                    1,855,880
------------------------------------------------------------------------------------------------------------------------
Banking (7.7%)
.........................................................................................................................
           181,500   Bank of New York Co., Inc. (The)                                                          5,218,125
.........................................................................................................................
            69,600   Comerica, Inc.                                                                            3,236,400
.........................................................................................................................
           162,400   Commerce Bancorp, Inc.                                                                    6,025,040
.........................................................................................................................
           110,550   Fifth Third Bancorp                                                                       6,338,937
.........................................................................................................................
            98,200   Greater Bay Bancorp                                                                       2,005,244
.........................................................................................................................
             3,200   Northern Trust Corp.                                                                        133,728
.........................................................................................................................
           372,724   U.S. Bancorp                                                                              9,131,738
.........................................................................................................................
           100,900   Wells Fargo & Co.                                                                         5,085,360
.........................................................................................................................
            76,100   Zions Bancorp.                                                                            3,851,421
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,025,993
------------------------------------------------------------------------------------------------------------------------
Beverage (1.9%)
.........................................................................................................................
            40,300   Anheuser-Busch Cos., Inc.                                                                 2,057,315
.........................................................................................................................
            10,000   Coca-Cola Co. (The)                                                                         464,100
.........................................................................................................................
             5,200   Pepsi Bottling Group, Inc. (The)                                                            104,104
.........................................................................................................................
           174,400   PepsiCo, Inc.                                                                             7,760,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,386,319
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.0%)
.........................................................................................................................
            69,737   Amgen, Inc. (NON)                                                                         4,633,326
.........................................................................................................................
             2,200   Genentech, Inc. (NON)                                                                       158,664
.........................................................................................................................
             6,100   IDEC Pharmaceuticals Corp. (NON)                                                            207,400
.........................................................................................................................
             3,100   MedImmune, Inc. (NON)                                                                       112,747
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,112,137
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.4%)
.........................................................................................................................
           166,800   Viacom, Inc. Class B (NON)                                                                7,282,488
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.0%)
.........................................................................................................................
            29,191   Comcast Corp. Class A (NON)                                                                 880,984
.........................................................................................................................
           280,300   Comcast Corp. Class A (Special) (NON)                                                     8,081,049
.........................................................................................................................
            56,943   Echostar Communications Corp. Class A (NON)                                               1,971,367
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,933,400
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
.........................................................................................................................
            15,100   3M Co.                                                                                    1,947,598
.........................................................................................................................
             5,400   PPG Industries, Inc.                                                                        273,996
.........................................................................................................................
             6,800   Rohm & Haas Co.                                                                             211,004
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,432,598
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
.........................................................................................................................
             1,100   eBay, Inc. (NON)                                                                            114,598
.........................................................................................................................
             1,300   Iron Mountain, Inc. (NON)                                                                    48,217
.........................................................................................................................
            92,700   Yahoo!, Inc. (NON)                                                                        3,036,852
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,199,667
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.1%)
.........................................................................................................................
            78,000   Cisco Systems, Inc. (NON)                                                                 1,301,820
.........................................................................................................................
            36,500   Harris Corp.                                                                              1,096,825
.........................................................................................................................
            94,910   Nokia OYJ ADR (Finland)                                                                   1,559,371
.........................................................................................................................
            49,100   QUALCOMM, Inc.                                                                            1,755,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,713,341
------------------------------------------------------------------------------------------------------------------------
Computers (4.0%)
.........................................................................................................................
           280,679   Dell Computer Corp. (NON)                                                                 8,970,501
.........................................................................................................................
           186,800   EMC Corp. (NON)                                                                           1,955,796
.........................................................................................................................
           188,725   Hewlett-Packard Co.                                                                       4,019,843
.........................................................................................................................
            28,900   IBM Corp.                                                                                 2,384,250
.........................................................................................................................
            54,700   Lexmark International, Inc. (NON)                                                         3,871,119
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,201,509
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.4%)
.........................................................................................................................
             1,227   Berkshire Hathaway, Inc. Class B (NON)                                                    2,981,610
.........................................................................................................................
           234,691   General Electric Co.                                                                      6,730,938
.........................................................................................................................
            23,400   ITT Industries, Inc.                                                                      1,531,764
.........................................................................................................................
           379,600   Tyco International, Ltd. (Bermuda)                                                        7,204,808
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,449,120
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.5%)
.........................................................................................................................
           149,155   Capital One Financial Corp.                                                               7,335,443
.........................................................................................................................
           485,250   MBNA Corp.                                                                               10,112,610
.........................................................................................................................
           169,500   Providian Financial Corp. (NON)                                                           1,569,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,017,623
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.0%)
.........................................................................................................................
             4,500   Avon Products, Inc.                                                                         279,900
.........................................................................................................................
             4,300   Kimberly-Clark Corp.                                                                        224,202
.........................................................................................................................
           116,400   Procter & Gamble Co.                                                                     10,380,552
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,884,654
------------------------------------------------------------------------------------------------------------------------
Containers (0.5%)
.........................................................................................................................
            52,000   Sealed Air Corp. (NON)                                                                    2,478,320
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.0%)
.........................................................................................................................
           222,600   CenterPoint Energy, Inc.                                                                  1,814,190
.........................................................................................................................
           218,985   Edison International (NON)                                                                3,597,924
.........................................................................................................................
            60,117   Entergy Corp.                                                                             3,172,975
.........................................................................................................................
            86,276   PG&E Corp. (NON)                                                                          1,824,737
.........................................................................................................................
            45,700   Sierra Pacific Resources (NON)                                                              271,458
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,681,284
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
.........................................................................................................................
             4,000   Emerson Electric Co.                                                                        204,400
------------------------------------------------------------------------------------------------------------------------
Electronics (2.5%)
.........................................................................................................................
             8,600   Altera Corp. (NON)                                                                          141,040
.........................................................................................................................
            90,700   American Power Conversion Corp.                                                           1,414,013
.........................................................................................................................
            84,800   Integrated Circuit Systems, Inc. (NON)                                                    2,665,264
.........................................................................................................................
           222,835   Intel Corp.                                                                               4,631,403
.........................................................................................................................
             2,300   Jabil Circuit, Inc. (NON)                                                                    50,830
.........................................................................................................................
            21,900   Maxim Integrated Products, Inc.                                                             748,761
.........................................................................................................................
            30,200   QLogic Corp. (NON)                                                                        1,459,566
.........................................................................................................................
            84,200   Storage Technology Corp. (NON)                                                            2,167,308
.........................................................................................................................
            11,500   Tandberg ASA (Norway) (NON)                                                                  59,597
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,337,782
------------------------------------------------------------------------------------------------------------------------
Energy (0.9%)
.........................................................................................................................
            25,100   BJ Services Co. (NON)                                                                       937,736
.........................................................................................................................
           116,043   GlobalSantaFe Corp. (Cayman Islands)                                                      2,708,444
.........................................................................................................................
            52,100   Halliburton Co.                                                                           1,198,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,844,480
------------------------------------------------------------------------------------------------------------------------
Financial (7.1%)
.........................................................................................................................
           458,477   Citigroup, Inc.                                                                          19,622,816
.........................................................................................................................
           357,349   Freddie Mac                                                                              18,142,609
.........................................................................................................................
             3,700   PMI Group, Inc. (The)                                                                        99,308
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,864,733
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
             4,600   General Mills, Inc.                                                                         218,086
.........................................................................................................................
             3,400   Kraft Foods, Inc. Class A                                                                   110,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 328,756
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (--%)
.........................................................................................................................
            10,900   Smurfit-Stone Container Corp. (NON)                                                         142,027
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.7%)
.........................................................................................................................
            91,300   Harrah's Entertainment, Inc. (NON)                                                        3,673,912
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.9%)
.........................................................................................................................
             3,300   AdvancePCS (NON)                                                                            126,159
.........................................................................................................................
           108,422   Cardinal Health, Inc.                                                                     6,971,535
.........................................................................................................................
            29,000   CIGNA Corp.                                                                               1,361,260
.........................................................................................................................
             3,394   Laboratory Corp. of America Holdings (NON)                                                  102,329
.........................................................................................................................
            68,400   McKesson Corp.                                                                            2,444,616
.........................................................................................................................
            42,100   UnitedHealth Group, Inc.                                                                  2,115,525
.........................................................................................................................
            26,400   Wellpoint Health Networks, Inc. (NON)                                                     2,225,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,346,944
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.4%)
.........................................................................................................................
            27,900   Lennar Corp.                                                                              1,994,850
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.5%)
.........................................................................................................................
            46,000   Whirlpool Corp.                                                                           2,930,200
------------------------------------------------------------------------------------------------------------------------
Insurance (3.7%)
.........................................................................................................................
           209,660   American International Group, Inc.                                                       11,569,039
.........................................................................................................................
            48,200   Everest Re Group, Ltd. (Barbados)                                                         3,687,300
.........................................................................................................................
           130,700   Radian Group, Inc.                                                                        4,790,155
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,046,494
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.2%)
.........................................................................................................................
           109,100   Charles Schwab Corp. (The)                                                                1,100,819
.........................................................................................................................
           161,000   JPMorgan Chase & Co.                                                                      5,502,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,603,799
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
.........................................................................................................................
            17,100   Marriott International, Inc. Class A                                                        656,982
.........................................................................................................................
            14,300   Royal Caribbean Cruises, Ltd.                                                               331,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 988,170
------------------------------------------------------------------------------------------------------------------------
Machinery (0.5%)
.........................................................................................................................
            55,769   Ingersoll-Rand Co. Class A (Bermuda)                                                      2,638,989
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.4%)
.........................................................................................................................
            63,900   Dover Corp.                                                                               1,914,444
------------------------------------------------------------------------------------------------------------------------
Media (1.6%)
.........................................................................................................................
           190,800   AOL Time Warner, Inc. (NON)                                                               3,069,972
.........................................................................................................................
            68,900   Fox Entertainment Group, Inc. Class A(NON)                                                1,982,942
.........................................................................................................................
           281,572   Liberty Media Corp. Class A (NON)                                                         3,254,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,307,886
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.2%)
.........................................................................................................................
             3,300   Baxter International, Inc.                                                                   85,800
.........................................................................................................................
             1,800   Boston Scientific Corp. (NON)                                                               109,980
.........................................................................................................................
            72,500   Medtronic, Inc.                                                                           3,477,825
.........................................................................................................................
            91,900   Waters Corp. (NON)                                                                        2,677,047
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,350,652
------------------------------------------------------------------------------------------------------------------------
Metals (0.3%)
.........................................................................................................................
             9,800   Alcoa, Inc.                                                                                 249,900
.........................................................................................................................
            91,989   BHP Billiton PLC (United Kingdom)                                                           484,184
.........................................................................................................................
           106,900   BHP Billiton PLC ADR (United Kingdom)                                                     1,117,105
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,851,189
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.2%)
.........................................................................................................................
            31,100   Pitney Bowes, Inc.                                                                        1,194,551
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.2%)
.........................................................................................................................
            76,600   Burlington Resources, Inc.                                                                4,141,762
.........................................................................................................................
            53,100   Canadian Natural Resources, Ltd. (Canada)                                                 2,100,939
.........................................................................................................................
            23,313   EnCana Corp. (Canada)                                                                       887,215
.........................................................................................................................
           442,609   Exxon Mobil Corp.                                                                        15,894,089
.........................................................................................................................
             4,000   Pioneer Natural Resources Co. (NON)                                                         104,400
.........................................................................................................................
            59,300   TotalFinaElf SA ADR (France)                                                              4,494,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,623,345
------------------------------------------------------------------------------------------------------------------------
Other (0.5%)
.........................................................................................................................
            27,606   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                     2,695,174
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (11.2%)
.........................................................................................................................
            99,493   Abbott Laboratories                                                                       4,353,814
.........................................................................................................................
            55,000   Allergan, Inc.                                                                            4,240,500
.........................................................................................................................
            34,118   AstraZeneca PLC (United Kingdom)                                                          1,367,961
.........................................................................................................................
             2,100   Bristol-Myers Squibb Co.                                                                     57,015
.........................................................................................................................
           105,700   Forest Laboratories, Inc. (NON)                                                           5,787,075
.........................................................................................................................
           333,900   Johnson & Johnson                                                                        17,262,630
.........................................................................................................................
           183,300   King Pharmaceuticals, Inc. (NON)                                                          2,705,508
.........................................................................................................................
             3,200   Lilly (Eli) & Co.                                                                           220,704
.........................................................................................................................
           683,707   Pfizer, Inc.                                                                             23,348,594
.........................................................................................................................
             2,600   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                                148,018
.........................................................................................................................
            14,200   Wyeth                                                                                       646,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,138,629
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
.........................................................................................................................
           171,000   Xerox Corp. (NON)                                                                         1,810,890
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
             2,700   Gannett Co., Inc.                                                                           207,387
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
.........................................................................................................................
            72,600   Union Pacific Corp.                                                                       4,212,252
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.2%)
.........................................................................................................................
            47,600   Equity Office Properties Trust (R))                                                       1,285,676
------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.8%)
.........................................................................................................................
            92,200   BellSouth Corp.                                                                           2,455,286
.........................................................................................................................
           152,400   SBC Communications, Inc.                                                                  3,893,820
.........................................................................................................................
            82,602   Verizon Communications, Inc.                                                              3,258,649
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,607,755
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
.........................................................................................................................
             3,400   McDonald's Corp.                                                                             75,004
------------------------------------------------------------------------------------------------------------------------
Retail (7.6%)
.........................................................................................................................
            88,640   AutoZone, Inc. (NON)                                                                      6,733,981
.........................................................................................................................
           104,681   Blockbuster, Inc. Class A                                                                 1,763,875
.........................................................................................................................
             8,900   CSK Auto Corp. (NON)                                                                        128,605
.........................................................................................................................
           103,100   Family Dollar Stores, Inc.                                                                3,933,265
.........................................................................................................................
            91,900   Home Depot, Inc. (The)                                                                    3,043,728
.........................................................................................................................
           126,400   Lowe's Cos., Inc.                                                                         5,428,880
.........................................................................................................................
             8,500   Michaels Stores, Inc.                                                                       323,510
.........................................................................................................................
            41,300   Ross Stores, Inc.                                                                         1,765,162
.........................................................................................................................
             5,800   Sears, Roebuck & Co.                                                                        195,112
.........................................................................................................................
            13,100   Staples, Inc. (NON)                                                                         240,385
.........................................................................................................................
           237,500   TJX Cos., Inc. (The)                                                                      4,474,500
.........................................................................................................................
           237,118   Wal-Mart Stores, Inc.                                                                    12,726,123
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,757,126
------------------------------------------------------------------------------------------------------------------------
Software (8.0%)
.........................................................................................................................
            59,882   Adobe Systems, Inc.                                                                       1,920,416
.........................................................................................................................
             7,600   Amdocs, Ltd. (Guernsey) (NON)                                                               182,400
.........................................................................................................................
           289,900   BMC Software, Inc. (NON)                                                                  4,734,067
.........................................................................................................................
           261,900   Computer Associates International, Inc.                                                   5,835,132
.........................................................................................................................
            27,900   Electronic Arts, Inc. (NON)                                                               2,064,321
.........................................................................................................................
           901,400   Microsoft Corp. (SEG)                                                                    23,084,854
.........................................................................................................................
           141,400   Oracle Corp. (NON)                                                                        1,699,628
.........................................................................................................................
            10,395   SAP AG (Germany)                                                                          1,217,425
.........................................................................................................................
            72,800   VERITAS Software Corp. (NON)                                                              2,087,176
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,825,419
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
.........................................................................................................................
             5,900   Accenture, Ltd. Class A (Bermuda) (NON)                                                     106,731
.........................................................................................................................
            38,000   Checkfree Corp. (NON)                                                                     1,057,920
.........................................................................................................................
            25,200   Fiserv, Inc. (NON)                                                                          897,372
.........................................................................................................................
           114,000   SunGard Data Systems, Inc. (NON)                                                          2,953,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,015,763
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
.........................................................................................................................
            78,100   AT&T Corp.                                                                                1,503,425
.........................................................................................................................
            38,966   CenturyTel, Inc.                                                                          1,357,965
.........................................................................................................................
            52,410   Nextel Communications, Inc. Class A (NON)                                                   947,573
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,808,963
------------------------------------------------------------------------------------------------------------------------
Textiles (0.6%)
.........................................................................................................................
            44,500   Jones Apparel Group, Inc. (NON)                                                           1,302,070
.........................................................................................................................
            23,000   Liz Claiborne, Inc.                                                                         810,750
.........................................................................................................................
             2,000   Nike, Inc.                                                                                  106,980
.........................................................................................................................
            25,000   Reebok International, Ltd. (NON)                                                            840,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,060,550
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
.........................................................................................................................
           280,600   Altria Group, Inc.                                                                       12,750,461
------------------------------------------------------------------------------------------------------------------------
Toys (0.2%)
.........................................................................................................................
            48,000   Mattel, Inc.                                                                                908,160
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.2%)
.........................................................................................................................
            40,873   Waste Management, Inc.                                                                      984,631
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $489,874,539)                                                                    $530,419,101
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $11,948,119   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                             $11,941,065
.........................................................................................................................
         3,240,880   Short term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                               3,240,880
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $15,181,945)                                                                      $15,181,945
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $505,056,484)                                                                    $545,601,046
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $1,703,275   $1,711,478      Sep-03        $(8,203)
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premiums received $63,976)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
       10,999 Kohl's Corp (Put)               Jul 03 /$44.62           $3,740
...............................................................................
       11,239 Capital One Financial Corp.
              (Put)                           Jul 03 /$43.78            6,816
...............................................................................
       29,167 Providian Financial (Put)        Jul 03 /$9.35           19,163
...............................................................................
       29,461 Providian Financial (Put)        Jul 03 /$9.14           17,838
------------------------------------------------------------------------------
                                                                      $47,557
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Mid Cap Value Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (1.0%)
.........................................................................................................................
             3,072   Interpublic Group of Cos., Inc. (The) (NON)                                                 $41,103
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
.........................................................................................................................
               213   Northrop Grumman Corp.                                                                       18,380
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
.........................................................................................................................
               482   BorgWarner, Inc.                                                                             31,041
------------------------------------------------------------------------------------------------------------------------
Banking (9.2%)
.........................................................................................................................
               901   City National Corp.                                                                          40,149
.........................................................................................................................
               813   Comerica, Inc.                                                                               37,805
.........................................................................................................................
             1,110   Cullen/Frost Bankers, Inc.                                                                   35,631
.........................................................................................................................
             1,236   Marshall & Ilsley Corp.                                                                      37,797
.........................................................................................................................
             1,579   Mellon Financial Corp.                                                                       43,817
.........................................................................................................................
             1,368   Northern Trust Corp.                                                                         57,169
.........................................................................................................................
             1,279   People's Bank                                                                                37,078
.........................................................................................................................
             1,758   Synovus Financial Corp.                                                                      37,797
.........................................................................................................................
               880   Zions Bancorp.                                                                               44,537
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 371,780
------------------------------------------------------------------------------------------------------------------------
Beverage (1.3%)
.........................................................................................................................
               448   Adolph Coors Co. Class B                                                                     21,943
.........................................................................................................................
             1,588   Coca-Cola Enterprises, Inc.                                                                  28,822
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  50,765
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.0%)
.........................................................................................................................
             2,115   Applera Corp. - Applied Biosystems Group                                                     40,248
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.1%)
.........................................................................................................................
               897   Martin Marietta Materials, Inc.                                                              30,148
.........................................................................................................................
             1,127   Sherwin Williams Co.                                                                         30,294
.........................................................................................................................
               627   Vulcan Materials Co.                                                                         23,243
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  83,685
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.7%)
.........................................................................................................................
               901   Navistar International Corp. (NON)                                                           29,400
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.9%)
.........................................................................................................................
               689   Avery Dennison Corp.                                                                         34,588
.........................................................................................................................
               993   Cytec Industries, Inc. (NON)                                                                 33,563
.........................................................................................................................
               975   Great Lakes Chemical Corp.                                                                   19,890
.........................................................................................................................
               944   Rohm & Haas Co.                                                                              29,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 117,333
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.2%)
.........................................................................................................................
             1,277   Catalina Marketing Corp. (NON)                                                               22,539
.........................................................................................................................
             1,062   Manpower, Inc.                                                                               39,390
.........................................................................................................................
             1,770   Robert Half International, Inc. (NON)                                                        33,524
.........................................................................................................................
             3,699   ServiceMaster Co. (The)                                                                      39,579
.........................................................................................................................
             1,237   Tech Data Corp. (NON)                                                                        33,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 168,072
------------------------------------------------------------------------------------------------------------------------
Computers (1.9%)
.........................................................................................................................
               438   Lexmark International, Inc. (NON)                                                            30,997
.........................................................................................................................
             3,429   Symbol Technologies, Inc.                                                                    44,611
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  75,608
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.8%)
.........................................................................................................................
               845   Textron, Inc.                                                                                32,972
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
.........................................................................................................................
               522   Capital One Financial Corp.                                                                  25,672
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.6%)
.........................................................................................................................
               806   Clorox Co.                                                                                   34,376
.........................................................................................................................
             1,166   Estee Lauder Cos., Inc. (The) Class A                                                        39,096
.........................................................................................................................
             1,425   Yankee Candle Co., Inc. (The) (NON)                                                          33,089
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 106,561
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (5.8%)
.........................................................................................................................
             1,277   Consolidated Edison, Inc.                                                                    55,269
.........................................................................................................................
               702   FPL Group, Inc.                                                                              46,929
.........................................................................................................................
             1,975   OGE Energy Corp.                                                                             42,206
.........................................................................................................................
               974   Progress Energy, Inc.                                                                        42,759
.........................................................................................................................
             2,139   TXU Corp.                                                                                    48,021
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 235,184
------------------------------------------------------------------------------------------------------------------------
Electronics (3.1%)
.........................................................................................................................
             2,304   American Power Conversion Corp.                                                              35,919
.........................................................................................................................
             2,279   Jabil Circuit, Inc. (NON)                                                                    50,366
.........................................................................................................................
             1,467   Molex, Inc.                                                                                  39,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 125,879
------------------------------------------------------------------------------------------------------------------------
Energy (2.1%)
.........................................................................................................................
             1,610   Tidewater, Inc.                                                                              47,286
.........................................................................................................................
             1,755   Transocean Sedco Forex, Inc. (NON)                                                           38,557
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  85,843
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.8%)
.........................................................................................................................
               942   Fluor Corp.                                                                                  31,689
------------------------------------------------------------------------------------------------------------------------
Financial (0.9%)
.........................................................................................................................
               820   MGIC Investment Corp.                                                                        38,245
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.7%)
.........................................................................................................................
             1,426   MeadWestvaco Corp.                                                                           35,222
.........................................................................................................................
             2,474   Smurfit-Stone Container Corp. (NON)                                                          32,236
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  67,458
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.2%)
.........................................................................................................................
             1,368   McKesson Corp.                                                                               48,892
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.8%)
.........................................................................................................................
               964   Ethan Allen Interiors, Inc.                                                                  33,894
------------------------------------------------------------------------------------------------------------------------
Insurance (4.3%)
.........................................................................................................................
               383   Chubb Corp. (The)                                                                            22,980
.........................................................................................................................
               788   Jefferson-Pilot Corp.                                                                        32,670
.........................................................................................................................
               828   MBIA, Inc.                                                                                   40,365
.........................................................................................................................
               843   Mercury General Corp.                                                                        38,483
.........................................................................................................................
               200   Torchmark Corp.                                                                               7,450
.........................................................................................................................
               393   XL Capital, Ltd. Class A (Bermuda)                                                           32,619
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 174,567
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.6%)
.........................................................................................................................
               315   Bear Stearns Co., Inc. (The)                                                                 22,812
.........................................................................................................................
             1,848   Janus Capital Group, Inc.                                                                    30,307
.........................................................................................................................
             1,346   T Rowe Price Group, Inc.                                                                     50,812
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 103,931
------------------------------------------------------------------------------------------------------------------------
Leisure (0.7%)
.........................................................................................................................
             2,170   Callaway Golf Co.                                                                            28,687
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
.........................................................................................................................
             1,378   Marriott International, Inc. Class A                                                         52,943
------------------------------------------------------------------------------------------------------------------------
Machinery (1.9%)
.........................................................................................................................
               878   Ingersoll-Rand Co. Class A (Bermuda)                                                         41,547
.........................................................................................................................
               810   Parker-Hannifin Corp.                                                                        34,012
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  75,559
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
.........................................................................................................................
             1,277   Dover Corp.                                                                                  38,259
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.0%)
.........................................................................................................................
               823   Becton, Dickinson and Co.                                                                    31,974
.........................................................................................................................
             1,608   Waters Corp. (NON)                                                                           46,841
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  78,815
------------------------------------------------------------------------------------------------------------------------
Metals (2.0%)
.........................................................................................................................
               808   Nucor Corp.                                                                                  39,471
.........................................................................................................................
             1,024   Phelps Dodge Corp. (NON)                                                                     39,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  78,731
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.8%)
.........................................................................................................................
             4,000   El Paso Corp.                                                                                32,320
.........................................................................................................................
             2,048   NiSource, Inc.                                                                               38,912
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  71,232
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.8%)
.........................................................................................................................
             1,641   Herman Miller, Inc.                                                                          33,165
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.7%)
.........................................................................................................................
               774   EOG Resources, Inc.                                                                          32,384
.........................................................................................................................
             1,221   Marathon Oil Corp.                                                                           32,173
.........................................................................................................................
             1,070   Newfield Exploration Co. (NON)                                                               40,179
.........................................................................................................................
             1,501   Unocal Corp.                                                                                 43,064
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 147,800
------------------------------------------------------------------------------------------------------------------------
Other (1.5%)
.........................................................................................................................
               760   Ishares Russell Midcap Value Index                                                           58,888
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.6%)
.........................................................................................................................
               890   Eastman Kodak Co.                                                                            24,342
------------------------------------------------------------------------------------------------------------------------
Publishing (3.3%)
.........................................................................................................................
               751   Knight-Ridder, Inc.                                                                          51,766
.........................................................................................................................
               731   McGraw-Hill Cos., Inc. (The)                                                                 45,322
.........................................................................................................................
             1,303   R. R. Donnelley & Sons Co.                                                                   34,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 131,148
------------------------------------------------------------------------------------------------------------------------
Railroads (2.3%)
.........................................................................................................................
             1,427   Burlington Northern Santa Fe Corp.                                                           40,584
.........................................................................................................................
             1,090   CSX Corp.                                                                                    32,798
.........................................................................................................................
             1,076   GATX Corp.                                                                                   17,593
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  90,975
------------------------------------------------------------------------------------------------------------------------
Real Estate (4.5%)
.........................................................................................................................
             1,215   Boston Properties, Inc. (R)                                                                  53,217
.........................................................................................................................
             1,269   Catellus Development Corp. (NON)                                                             27,918
.........................................................................................................................
             1,123   Equity Office Properties Trust (R)                                                           30,332
.........................................................................................................................
             1,667   Equity Residential Properties Trust (R)                                                      43,259
.........................................................................................................................
             1,047   Post Properties, Inc. (R)                                                                    27,746
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 182,472
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
.........................................................................................................................
               659   Outback Steakhouse, Inc.                                                                     25,701
------------------------------------------------------------------------------------------------------------------------
Retail (5.7%)
.........................................................................................................................
             2,548   Autonation, Inc. (NON)                                                                       40,055
.........................................................................................................................
             1,589   CVS Corp.                                                                                    44,540
.........................................................................................................................
             1,293   JC Penney Co., Inc. (Holding Co.)                                                            21,787
.........................................................................................................................
             1,164   May Department Stores Co.                                                                    25,911
.........................................................................................................................
             2,908   Payless Shoesource, Inc. (NON)                                                               36,350
.........................................................................................................................
             1,320   Safeway, Inc. (NON)                                                                          27,007
.........................................................................................................................
             1,003   Tiffany & Co.                                                                                32,778
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 228,428
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.9%)
.........................................................................................................................
             1,442   Cognex Corp. (NON)                                                                           32,229
.........................................................................................................................
             2,668   Teradyne, Inc. (NON)                                                                         46,183
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  78,412
------------------------------------------------------------------------------------------------------------------------
Shipping (0.7%)
.........................................................................................................................
             1,110   CNF Transportation, Inc.                                                                     28,172
------------------------------------------------------------------------------------------------------------------------
Software (1.3%)
.........................................................................................................................
             2,337   Cadence Design Systems, Inc. (NON)                                                           28,184
.........................................................................................................................
             1,339   PeopleSoft, Inc. (NON)                                                                       23,553
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  51,737
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.3%)
.........................................................................................................................
               913   Computer Sciences Corp. (NON)                                                                34,804
.........................................................................................................................
             1,150   Electronic Data Systems Corp.                                                                24,668
.........................................................................................................................
               993   Fiserv, Inc. (NON)                                                                           35,361
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  94,833
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
.........................................................................................................................
             1,131   CenturyTel, Inc.                                                                             39,415
------------------------------------------------------------------------------------------------------------------------
Telephone (1.2%)
.........................................................................................................................
               936   Telephone and Data Systems, Inc.                                                             46,519
------------------------------------------------------------------------------------------------------------------------
Toys (0.8%)
.........................................................................................................................
             1,783   Mattel, Inc.                                                                                 33,734
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.2%)
.........................................................................................................................
             2,179   Republic Services, Inc. (NON)                                                                49,398
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $3,855,461)                                                                        $3,907,567
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.9%) (a) (cost $318,358)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $318,358   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                                $318,358
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $4,173,819)                                                                        $4,225,925
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Money Market Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMERCIAL PAPER (67.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                             Maturity Date         Value
.........................................................................................................................
Domestic (49.4%) (a)
------------------------------------------------------------------------------------------------------------------------
       $15,661,000   Amstel Funding Corp. 1.24s                                                  7/14/03     $15,653,448
.........................................................................................................................
         6,000,000   Amstel Funding Corp. 1.24s                                                   7/7/03       5,998,553
.........................................................................................................................
         3,361,000   Amstel Funding Corp. 1.24s                                                   7/2/03       3,360,768
.........................................................................................................................
         5,900,000   Amstel Funding Corp. 1.22s                                                   8/4/03       5,893,002
.........................................................................................................................
        10,000,000   Asset Securitization
                     Cooperative Corp. 1.05s                                                     8/14/03       9,986,875
.........................................................................................................................
         3,600,000   Atlantis One Funding
                     Corp. 1.27s                                                                  7/2/03       3,599,746
.........................................................................................................................
         5,000,000   Atlantis One Funding
                     Corp. 1.26s                                                                10/16/03       4,981,100
.........................................................................................................................
         6,000,000   BankAmerica Corp. 1.024s                                                     8/7/03       6,001,130
.........................................................................................................................
         7,000,000   Barton Capital Corp. 1.24s                                                   7/7/03       6,998,312
.........................................................................................................................
         5,000,000   Barton Capital Corp. 1.15s                                                  7/11/03       4,998,243
.........................................................................................................................
         5,000,000   Chevron Texaco Corp. 1.19s                                                   8/5/03       4,994,050
.........................................................................................................................
         7,000,000   CIT Group, Inc. 1.27s                                                       7/23/03       6,994,320
.........................................................................................................................
         5,500,000   CIT Group, Inc. 1.27s                                                       7/21/03       5,495,925
.........................................................................................................................
         4,000,000   CIT Group, Inc. 1.08s                                                       7/29/03       3,996,520
.........................................................................................................................
         5,000,000   Citicorp 1.25s                                                              7/21/03       4,996,354
.........................................................................................................................
         7,500,000   Citigroup Global Markets
                     Holdings, Inc. 1. 1/4s                                                      7/11/03       7,497,135
.........................................................................................................................
         5,000,000   Corporate Receivables
                     Corp. 1.24s                                                                 7/25/03       4,995,694
.........................................................................................................................
         5,000,000   CXC, Inc. 1.25s                                                              7/3/03       4,999,479
.........................................................................................................................
        10,000,000   Delaware Funding Corp. 1.05s                                                8/19/03       9,985,417
.........................................................................................................................
         6,000,000   Eureka Securitization, Inc. 1.25s                                           7/17/03       5,996,458
.........................................................................................................................
         5,829,000   Falcon Asset Securitization
                     Corp. 1.255s                                                                7/15/03       5,825,952
.........................................................................................................................
         5,000,000   Florens Containers, Inc.
                     (Bank of America NT & SA
                     Letter of Credit (LOC))                                                     7/24/03       4,995,767
.........................................................................................................................
         9,000,000   GE Capital International
                     Funding 1.22s                                                               9/10/03       8,978,040
.........................................................................................................................
         9,000,000   GE Capital International
                     Funding 1.13s                                                              10/22/03       8,967,795
.........................................................................................................................
         2,700,000   General Electric Capital
                     Corp. 1.02s                                                                  8/7/03       2,697,093
.........................................................................................................................
         8,000,000   General Electric Capital
                     Services 1.21s                                                              8/27/03       7,984,404
.........................................................................................................................
         5,500,000   Goldman Sachs Group 1.3s                                                   11/25/03       5,470,606
.........................................................................................................................
         8,500,000   Goldman Sachs Group 1.3s                                                   11/12/03       8,458,563
.........................................................................................................................
         6,500,000   Goldman Sachs Group 1.2s                                                    8/29/03       6,487,000
.........................................................................................................................
        10,000,000   HSBC USA, Inc. 1.21s                                                        8/18/03       9,983,531
.........................................................................................................................
        10,000,000   Morgan Stanley, Dean Witter
                     & Co. 1.24s                                                                 7/18/03       9,993,800
.........................................................................................................................
         5,000,000   Old Line Funding Corp. 1.05s                                                8/13/03       4,993,583
.........................................................................................................................
        10,000,000   Preferred Receivables Funding
                     Corp. 1s                                                                    7/23/03       9,993,611
.........................................................................................................................
         5,000,000   Sheffield Receivables
                     Corp. 1.24s                                                                  8/4/03       4,993,972
.........................................................................................................................
         4,170,000   Sheffield Receivables
                     Corp. 1.22s                                                                 8/15/03       4,163,499
.........................................................................................................................
         3,785,000   Sheffield Receivables Corp. 1s                                              9/18/03       3,776,589
.........................................................................................................................
        10,000,000   Stadshypotek Delaware,
                     Inc. 1.25s                                                                  7/22/03       9,992,361
.........................................................................................................................
        11,200,000   Stadshypotek Delaware,
                     Inc. 1.24s                                                                   7/1/03      11,199,614
.........................................................................................................................
         4,300,000   Stadshypotek Delaware,
                     Inc. 1.1s                                                                   7/30/03       4,296,058
.........................................................................................................................
        13,734,000   Thunder Bay Funding, Inc. 1.32s                                              7/1/03      13,733,496
.........................................................................................................................
         2,254,000   Thunder Bay Funding, Inc. 1.24s                                             8/11/03       2,250,739
.........................................................................................................................
         4,571,000   Thunder Bay Funding, Inc. 1.24s                                              7/9/03       4,569,583
.........................................................................................................................
         5,000,000   Thunder Bay Funding, Inc. 1.22s                                              8/1/03       4,994,578
.........................................................................................................................
         3,200,000   Thunder Bay Funding, Inc. 1.2s                                              7/28/03       3,197,013
.........................................................................................................................
         4,000,000   Transamerica Finance
                     Corp. 1.22s                                                                 8/11/03       3,994,307
.........................................................................................................................
         1,900,000   Transamerica Finance
                     Corp. 1.22s                                                                  8/7/03       1,897,553
.........................................................................................................................
        25,000,000   UBS Finance (Delaware),
                     LLC 1.31s                                                                    7/1/03      24,999,090
.........................................................................................................................
         5,000,000   Windmill Funding Corp. 1.26s                                                7/10/03       4,998,250
.........................................................................................................................
         4,500,000   Windmill Funding Corp. 1.25s                                                 7/3/03       4,499,531
.........................................................................................................................
         3,000,000   Windmill Funding Corp. 1.25s                                                 7/2/03       2,999,792
.........................................................................................................................
         5,791,000   Yorktown Capital, LLC 1.08s                                                  8/1/03       5,785,441
.........................................................................................................................
        10,610,000   Yorktown Capital, LLC 1.02s                                                 7/21/03      10,603,687
------------------------------------------------------------------------------------------------------------------------
                                                                                                             349,197,427
------------------------------------------------------------------------------------------------------------------------
Foreign (18.3%) (a)
------------------------------------------------------------------------------------------------------------------------
         5,000,000   Banco Continental de Panama
                     SA (Credit Lyonnais (LOC))
                     1.07s (France)                                                             12/22/03       4,973,993
.........................................................................................................................
         4,000,000   Banco Continental de Panama SA
                     (Credit Lyonnais (LOC))
                     1s (France)                                                                  7/3/03       3,999,667
.........................................................................................................................
         5,000,000   Barclays U.S. Funding Corp. 1.22s
                     (United Kingdom)                                                            7/31/03       4,994,747
.........................................................................................................................
         8,000,000   BNP Paribas Finance, Inc. 1.23s
                     (France)                                                                    7/11/03       7,996,993
.........................................................................................................................
         4,000,000   Canadian Wheat Board 1.26s
                     (Canada)                                                                    8/21/03       3,992,720
.........................................................................................................................
         5,000,000   Credit Lyonnais North America
                     1s (France)                                                                 9/10/03       4,990,000
.........................................................................................................................
         2,200,000   Danske Bank A/S 1s (Denmark)                                                7/28/03       2,198,289
.........................................................................................................................
         2,735,000   Danske Bank A/S 1s (Denmark)                                                7/10/03       2,734,240
.........................................................................................................................
         9,600,000   Danske Corp., Inc. 1.04s
                     (Denmark)                                                                   9/26/03       9,575,595
.........................................................................................................................
         6,600,000   Den Norske Bank 1.28s
                     (Norway)                                                                   11/19/03       6,566,677
.........................................................................................................................
         5,000,000   Dexia Delaware, LLC 1.03s
                     (Belgium)                                                                   9/30/03       4,986,839
.........................................................................................................................
         4,600,000   ED & F Man Treasury
                     Management (Societe Generale
                     (LOC)) 1.07s (France)                                                       8/18/03       4,593,507
.........................................................................................................................
         4,000,000   ED & F Man Treasury
                     Management (Societe Generale
                     (LOC)) 1s (France)                                                          8/18/03       3,994,354
.........................................................................................................................
         6,505,000   HBOS Treasury Services PLC
                     1.06s (United Kingdom)                                                       9/9/03       6,491,401
.........................................................................................................................
         2,000,000   Royal Bank of Scotland PLC
                     1.04s (United Kingdom)                                                      8/25/03       1,996,764
.........................................................................................................................
         7,545,000   Royal Bank of Scotland PLC 1s
                     (United Kingdom)                                                             8/6/03       7,537,245
.........................................................................................................................
         8,500,000   Scotiabanc, Inc. 1.25s (Canada)                                              7/9/03       8,497,344
.........................................................................................................................
         1,650,000   Societe Generale 1.245s (France)                                            7/10/03       1,649,429
.........................................................................................................................
         4,200,000   Svenska Handelsbanken, Inc.
                     1.3s (Sweden)                                                               7/14/03       4,197,877
.........................................................................................................................
         5,000,000   Toyota Motor Credit Corp.
                     1.02s (Japan)                                                               7/24/03       4,996,600
.........................................................................................................................
         5,000,000   Toyota Motor Credit Corp.
                     1.01s (Japan)                                                              10/10/03       4,985,692
.........................................................................................................................
         3,000,000   Westdeutsche Landesbank
                     Girozentrale 1.07s (Germany)                                                 8/8/03       2,996,523
.........................................................................................................................
         2,400,000   Westpac Trust Securities NZ, Ltd.
                     1.25s (Australia)                                                           8/20/03       2,395,750
.........................................................................................................................
         2,900,000   Westpac Trust Securities NZ, Ltd.
                     1.25s (Australia)                                                            8/8/03       2,896,073
.........................................................................................................................
         2,600,000   Westpac Trust Securities NZ, Ltd.
                     1.25s (Australia)                                                           7/10/03       2,599,097
.........................................................................................................................
         2,000,000   Westpac Trust Securities NZ, Ltd.
                     1.22s (Australia)                                                           8/12/03       1,997,086
.........................................................................................................................
         2,200,000   Westpac Trust Securities NZ, Ltd.
                     1.22s (Australia)                                                            8/5/03       2,197,316
.........................................................................................................................
         2,900,000   Westpac Trust Securities NZ, Ltd.
                     1.04s (Australia)                                                           8/14/03       2,896,230
.........................................................................................................................
         5,000,000   Westpac Trust Securities NZ, Ltd.
                     1.03s (Australia)                                                           9/25/03       4,987,554
------------------------------------------------------------------------------------------------------------------------
                                                                                                             128,915,602
------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper
                     (cost $478,113,029)                                                                    $478,113,029
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (15.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
        $4,000,000   Bank of Nova Scotia FRN,
                     1.725s (Canada)                                                             9/25/03      $4,000,097
.........................................................................................................................
         9,000,000   Barclays Bank PLC 1.25s
                     (United Kingdom)                                                            7/16/03       9,000,000
.........................................................................................................................
         6,000,000   Barclays Bank PLC 1.25s
                     (United Kingdom)                                                            7/16/03       6,000,027
.........................................................................................................................
         8,300,000   Barclays Bank PLC 1.25s
                     (United Kingdom)                                                            7/15/03       8,300,000
.........................................................................................................................
         8,500,000   Canadian Imperial Bank of
                     Commerce 1.079s (Canada)                                                     6/7/04       8,498,404
.........................................................................................................................
         4,000,000   Citibank N.A. 1.22s                                                          9/4/03       4,000,000
.........................................................................................................................
         4,000,000   Citibank N.A. 1.03s                                                         9/29/03       4,000,000
.........................................................................................................................
         8,500,000   Credit Agricole Indostrez NA,
                     Inc. 1.074s (France)                                                         6/7/04       8,498,404
.........................................................................................................................
         5,000,000   Credit Lyonnais NY
                     1.05s (France)                                                              8/11/03       5,000,523
.........................................................................................................................
         5,000,000   HBOS Treasury Services PLC
                     1.26s (United Kingdom)                                                      7/17/03       5,000,000
.........................................................................................................................
         5,000,000   ING Bank NV 1.25s
                     (Netherlands)                                                               7/14/03       5,000,000
.........................................................................................................................
         8,500,000   ING Bank NV 1.25s
                     (Netherlands)                                                                7/8/03       8,500,000
.........................................................................................................................
         9,000,000   ING Bank NV 1.05s
                     (Netherlands)                                                               10/2/03       9,000,000
.........................................................................................................................
         6,000,000   Lloyd's TSB Bank PLC 1.25s
                     (United Kingdom)                                                            7/25/03       6,000,000
.........................................................................................................................
         5,000,000   Royal Bank of Canada 1.691s
                     (Canada)                                                                    9/22/03       4,999,435
.........................................................................................................................
         5,000,000   Royal Bank of Scotland PLC
                     1.04s (United Kingdom)                                                      8/28/03       5,000,000
.........................................................................................................................
         7,000,000   State Street Bank & Trust 1.44s                                             5/10/04       7,000,000
------------------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit
                     (cost $107,796,890)                                                                    $107,796,890
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (10.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
       $10,000,000   Bank One Corp. sr. notes FRN
                     Ser. MTNB, 1.244s                                                           9/26/03     $10,005,550
.........................................................................................................................
         5,000,000   Citigroup Global Markets FRN
                     Ser. MTNK, 1.208s                                                           6/17/04       5,007,600
.........................................................................................................................
         6,000,000   Goldman Sachs Group, Inc.
                     (The) notes, 1.324s                                                        10/10/03       6,000,000
.........................................................................................................................
         6,000,000   ING Verzekeringen NV FRN
                     1.269s (Netherlands)                                                        4/15/04       6,000,000
.........................................................................................................................
         5,000,000   Merrill Lynch & Co. FRN Ser.
                     MTN1, 1.45s                                                                 6/11/04       5,013,579
.........................................................................................................................
         5,000,000   Merrill Lynch & Co. FRN Ser.
                     MTNB, 1.579s                                                                5/21/04       5,015,070
.........................................................................................................................
        10,000,000   National City Bank of Indiana
                     FRN, 1.09s                                                                 12/15/03       9,999,000
.........................................................................................................................
        15,000,000   Nordbanken AB FRN, 1.32s
                     (Sweden)                                                                    2/19/04      15,006,170
.........................................................................................................................
         5,000,000   State Street Boston Corp.
                     notes, 5.95s                                                                9/15/03       5,048,392
.........................................................................................................................
         8,000,000   US Bank NA FRN, 0.994s                                                     11/24/03       7,999,653
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $75,095,014)                                                                      $75,095,014
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                           Maturity Date           Value
.........................................................................................................................
       $10,000,000   Federal Home Loan Bank
                     bonds Ser. GM04, 1.425s                                                      3/8/04     $10,000,000
.........................................................................................................................
         9,000,000   Federal Home Loan Bank
                     bonds Ser. LU04, 1.42s                                                      4/21/04       9,000,000
.........................................................................................................................
         5,000,000   Federal Home Loan Bank
                     bonds Ser. PW04, 1.4s                                                        6/2/04       5,000,000
.........................................................................................................................
         8,300,000   Federal Home Loan Mortgage
                     Corp. 1.02s                                                                  9/2/03       8,284,949
.........................................................................................................................
         5,000,000   Federal National Mortgage
                     notes 1.47s                                                                 5/14/04       5,000,000
.........................................................................................................................
         6,000,000   Federal National Mortgage
                     1.28s                                                                      12/31/03       5,960,834
.........................................................................................................................
         8,000,000   Federal National Mortgage
                     1.275s                                                                     12/31/03       7,947,779
.........................................................................................................................
         3,300,000   Federal National Mortgage
                     1.12s                                                                       7/31/03       3,296,817
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Obligations (cost $54,490,379)                                                          $54,490,379
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $715,495,312)                                                                    $715,495,312
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2003: (as a percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                                 2.8%
...............................................................................
Belgium                                                                   0.7
...............................................................................
Canada                                                                    4.2
...............................................................................
Denmark                                                                   2.0
...............................................................................
France                                                                    6.4
...............................................................................
Japan                                                                     1.4
...............................................................................
Netherlands                                                               4.0
...............................................................................
Norway                                                                    0.9
...............................................................................
Sweden                                                                    2.7
...............................................................................
United Kingdom                                                            8.4
...............................................................................
United States                                                            66.1
...............................................................................
Other                                                                     0.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Opportunities Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.9%)
.........................................................................................................................
           459,300   Lamar Advertising Co. (NON)                                                             $16,171,953
.........................................................................................................................
            18,000   Omnicom Group, Inc.                                                                       1,290,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,462,553
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
.........................................................................................................................
            45,700   L-3 Communications Holdings, Inc. (NON)                                                   1,987,493
.........................................................................................................................
            18,700   United Technologies Corp.                                                                 1,324,521
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,312,014
------------------------------------------------------------------------------------------------------------------------
Airlines (1.1%)
.........................................................................................................................
           311,586   Ryanair Holdings PLC ADR (Ireland) (NON)                                                 13,990,211
.........................................................................................................................
           409,500   Southwest Airlines Co.                                                                    7,043,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,033,611
------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
.........................................................................................................................
            99,000   Gentex Corp. (NON)                                                                        3,030,390
.........................................................................................................................
            32,100   Johnson Controls, Inc.                                                                    2,747,760
.........................................................................................................................
            29,800   Lear Corp. (NON)                                                                          1,371,396
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,149,546
------------------------------------------------------------------------------------------------------------------------
Banking (2.5%)
.........................................................................................................................
            50,000   Charter One Financial, Inc.                                                               1,559,000
.........................................................................................................................
            67,500   Greenpoint Financial Corp.                                                                3,438,450
.........................................................................................................................
            39,300   M&T Bank Corp.                                                                            3,309,846
.........................................................................................................................
           114,200   National Commerce Financial Corp.                                                         2,534,098
.........................................................................................................................
           327,600   New York Community Bancorp, Inc.                                                          9,529,884
.........................................................................................................................
           222,300   North Fork Bancorp., Inc.                                                                 7,571,538
.........................................................................................................................
           117,300   South Trust Corp.                                                                         3,190,560
.........................................................................................................................
            61,000   State Street Corp.                                                                        2,403,400
.........................................................................................................................
           304,200   TCF Financial Corp.                                                                      12,119,328
.........................................................................................................................
            30,200   Zions Bancorp.                                                                            1,528,422
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,184,526
------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
.........................................................................................................................
            63,400   Anheuser-Busch Cos., Inc.                                                                 3,236,570
.........................................................................................................................
            86,600   Coca-Cola Enterprises, Inc.                                                               1,571,790
.........................................................................................................................
           260,300   Pepsi Bottling Group, Inc. (The)                                                          5,211,206
.........................................................................................................................
           255,500   PepsiCo, Inc.                                                                            11,369,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,389,316
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.6%)
.........................................................................................................................
            84,100   Affymetrix, Inc. (NON)                                                                    1,657,611
.........................................................................................................................
           264,300   Amgen, Inc. (NON)                                                                        17,560,092
.........................................................................................................................
           147,700   Amylin Pharmaceuticals, Inc. (NON)                                                        3,233,153
.........................................................................................................................
           414,800   Celgene Corp. (NON)                                                                      12,609,920
.........................................................................................................................
            30,900   Chiron Corp. (NON)                                                                        1,350,948
.........................................................................................................................
            10,800   Genentech, Inc. (NON)                                                                       778,896
.........................................................................................................................
           169,100   Genzyme Corp. (NON)                                                                       7,068,380
.........................................................................................................................
           496,500   Gilead Sciences, Inc. (NON)                                                              27,595,470
.........................................................................................................................
           123,000   IDEC Pharmaceuticals Corp. (NON)                                                          4,182,000
.........................................................................................................................
            56,600   IDEXX Laboratories, Inc. (NON)                                                            1,898,364
.........................................................................................................................
            52,300   Invitrogen Corp. (NON)                                                                    2,006,751
.........................................................................................................................
           173,600   MedImmune, Inc. (NON)                                                                     6,313,832
.........................................................................................................................
            20,000   Trimeris, Inc. (NON)                                                                        913,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              87,169,017
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.2%)
.........................................................................................................................
           252,900   Entercom Communications Corp. (NON)                                                      12,394,629
.........................................................................................................................
           129,000   Radio One, Inc. Class D (NON)                                                             2,292,330
.........................................................................................................................
           101,600   Univision Communications, Inc. Class A (NON)                                              3,088,640
.........................................................................................................................
            46,500   Viacom, Inc. Class B (NON)                                                                2,030,190
.........................................................................................................................
           677,400   Westwood One, Inc. (NON)                                                                 22,984,182
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,789,971
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
.........................................................................................................................
            81,900   Comcast Corp. Class A (Special) (NON)                                                     2,361,177
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
            25,500   Eaton Corp.                                                                               2,004,555
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.4%)
.........................................................................................................................
            37,500   3M Co.                                                                                    4,836,750
.........................................................................................................................
            36,300   Praxair, Inc.                                                                             2,181,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,018,380
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.3%)
.........................................................................................................................
           326,200   CDW Corp (NON)                                                                           14,939,960
.........................................................................................................................
           215,600   Choicepoint, Inc. (NON)                                                                   7,442,512
.........................................................................................................................
           175,200   Cintas Corp.                                                                              6,209,088
.........................................................................................................................
           160,400   Ecolab, Inc.                                                                              4,106,240
.........................................................................................................................
           374,200   Paychex, Inc.                                                                            10,967,802
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,665,602
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.2%)
.........................................................................................................................
         1,034,000   CIENA Corp. (NON)                                                                         5,366,460
.........................................................................................................................
           732,200   Cisco Systems, Inc. (NON)                                                                12,220,418
.........................................................................................................................
         1,217,300   Corning, Inc. (NON)                                                                       8,995,847
.........................................................................................................................
           652,600   Juniper Networks, Inc. (NON)                                                              8,072,662
.........................................................................................................................
            78,100   QUALCOMM, Inc.                                                                            2,792,075
.........................................................................................................................
           567,300   Tellabs, Inc. (NON)                                                                       3,727,161
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,174,623
------------------------------------------------------------------------------------------------------------------------
Computers (3.0%)
.........................................................................................................................
           453,900   Dell Computer Corp. (NON)                                                                14,506,644
.........................................................................................................................
           176,100   Emulex Corp. (NON)                                                                        4,009,797
.........................................................................................................................
           180,200   Hewlett-Packard Co.                                                                       3,838,260
.........................................................................................................................
            86,000   IBM Corp.                                                                                 7,095,000
.........................................................................................................................
           293,800   Lexmark International, Inc. (NON)                                                        20,792,226
.........................................................................................................................
           256,600   Network Appliance, Inc. (NON)                                                             4,159,486
.........................................................................................................................
           233,300   Symbol Technologies, Inc.                                                                 3,035,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                              57,436,646
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
           900,900   General Electric Co. (SEG)                                                               25,837,812
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.0%)
.........................................................................................................................
           154,800   Capital One Financial Corp.                                                               7,613,064
.........................................................................................................................
           437,700   MBNA Corp.                                                                                9,121,668
.........................................................................................................................
           168,100   Providian Financial Corp. (NON)                                                           1,556,606
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,291,338
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.2%)
.........................................................................................................................
            38,700   Alberto-Culver Co. Class B                                                                1,977,570
.........................................................................................................................
            17,200   Avon Products, Inc.                                                                       1,069,840
.........................................................................................................................
            64,200   Clorox Co.                                                                                2,738,130
.........................................................................................................................
            77,200   Colgate-Palmolive Co.                                                                     4,473,740
.........................................................................................................................
            96,100   Procter & Gamble Co.                                                                      8,570,198
.........................................................................................................................
            89,100   Weight Watchers International, Inc. (NON)                                                 4,053,159
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,882,637
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
.........................................................................................................................
            52,700   Progress Energy, Inc.                                                                     2,313,530
------------------------------------------------------------------------------------------------------------------------
Electronics (9.0%)
.........................................................................................................................
         3,070,234   Agere Systems, Inc. Class A (NON)                                                         7,153,645
.........................................................................................................................
           351,700   Altera Corp. (NON)                                                                        5,767,880
.........................................................................................................................
           281,200   Analog Devices, Inc. (NON)                                                                9,791,384
.........................................................................................................................
            69,800   Broadcom Corp. Class A (NON)                                                              1,738,718
.........................................................................................................................
            90,400   Celestica, Inc. (Canada) (NON)                                                            1,424,704
.........................................................................................................................
           467,600   Integrated Device Technology, Inc. (NON)                                                  5,166,980
.........................................................................................................................
         1,086,700   Intel Corp.                                                                              22,585,973
.........................................................................................................................
           439,400   Intersil Corp. Class A (NON)                                                             11,692,434
.........................................................................................................................
           533,600   Jabil Circuit, Inc. (NON)                                                                11,792,560
.........................................................................................................................
           374,800   Linear Technology Corp.                                                                  12,072,308
.........................................................................................................................
           804,900   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                          27,664,413
.........................................................................................................................
           318,375   Maxim Integrated Products, Inc.                                                          10,885,241
.........................................................................................................................
            67,750   Microchip Technology, Inc.                                                                1,668,683
.........................................................................................................................
           281,800   Micron Technology, Inc. (NON)                                                             3,277,334
.........................................................................................................................
           343,900   PMC - Sierra, Inc. (NON)                                                                  4,033,947
.........................................................................................................................
           585,700   QLogic Corp. (NON)                                                                       28,306,881
.........................................................................................................................
            86,000   Silicon Laboratories, Inc. (NON)                                                          2,291,040
.........................................................................................................................
           170,900   Skyworks Solutions, Inc. (NON)                                                            1,156,993
.........................................................................................................................
           332,600   Vitesse Semiconductor Corp. (NON)                                                         1,636,392
------------------------------------------------------------------------------------------------------------------------
                                                                                                             170,107,510
------------------------------------------------------------------------------------------------------------------------
Energy (3.3%)
.........................................................................................................................
           154,000   BJ Services Co. (NON)                                                                     5,753,440
.........................................................................................................................
           103,600   Cooper Cameron Corp. (NON)                                                                5,219,368
.........................................................................................................................
           196,400   ENSCO International, Inc.                                                                 5,283,160
.........................................................................................................................
           404,300   GlobalSantaFe Corp. (Cayman Islands)                                                      9,436,362
.........................................................................................................................
           432,900   Halliburton Co.                                                                           9,956,700
.........................................................................................................................
           252,700   Nabors Industries, Ltd. (Barbados) (NON)                                                  9,994,285
.........................................................................................................................
            87,600   National-Oilwell, Inc. (NON)                                                              1,927,200
.........................................................................................................................
           221,000   Patterson-UTI Energy, Inc. (NON)                                                          7,160,400
.........................................................................................................................
           103,000   Smith International, Inc. (NON)                                                           3,784,220
.........................................................................................................................
           106,400   Weatherford International, Ltd.
                     (Bermuda) (NON)                                                                           4,458,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,973,295
------------------------------------------------------------------------------------------------------------------------
Financial (1.0%)
.........................................................................................................................
           109,100   Citigroup, Inc.                                                                           4,669,480
.........................................................................................................................
           220,600   Fannie Mae                                                                               14,877,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,546,744
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.7%)
.........................................................................................................................
           361,800   Harrah's Entertainment, Inc. (NON)                                                       14,558,832
.........................................................................................................................
           146,600   International Game Technology                                                            15,001,578
.........................................................................................................................
            59,200   MGM Mirage, Inc. (NON)                                                                    2,023,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,583,866
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.5%)
.........................................................................................................................
           131,400   AdvancePCS (NON)                                                                          5,023,422
.........................................................................................................................
           298,400   AmerisourceBergen Corp.                                                                  20,694,040
.........................................................................................................................
           158,700   Anthem, Inc. (NON)                                                                       12,243,705
.........................................................................................................................
            90,900   Cardinal Health, Inc.                                                                     5,844,870
.........................................................................................................................
         1,060,313   Caremark Rx, Inc. (NON)                                                                  27,228,838
.........................................................................................................................
           449,400   Community Health Systems, Inc. (NON)                                                      8,668,926
.........................................................................................................................
           230,600   Express Scripts, Inc. Class A (NON)                                                      15,754,592
.........................................................................................................................
           218,900   Fisher Scientific International, Inc. (NON)                                               7,639,610
.........................................................................................................................
           706,700   Health Management Associates, Inc.
                     Class A                                                                                  13,038,615
.........................................................................................................................
           131,100   Health Net, Inc. (NON)                                                                    4,319,745
.........................................................................................................................
           146,800   Laboratory Corp. of America Holdings (NON)                                                4,426,020
.........................................................................................................................
           365,500   Manor Care, Inc. (NON)                                                                    9,141,155
.........................................................................................................................
            89,600   Quest Diagnostics, Inc. (NON)                                                             5,716,480
.........................................................................................................................
            64,600   UnitedHealth Group, Inc.                                                                  3,246,150
.........................................................................................................................
           124,100   Universal Health Services, Inc. Class B (NON)                                             4,916,842
.........................................................................................................................
           151,200   WellChoice, Inc. (NON)                                                                    4,427,136
.........................................................................................................................
           110,700   Wellpoint Health Networks, Inc. (NON)                                                     9,332,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                             161,662,156
------------------------------------------------------------------------------------------------------------------------
Insurance (1.6%)
.........................................................................................................................
            55,900   ACE, Ltd. (Bermuda)                                                                       1,916,811
.........................................................................................................................
            44,800   AMBAC Financial Group, Inc.                                                               2,968,000
.........................................................................................................................
           106,700   American International Group, Inc.                                                        5,887,706
.........................................................................................................................
           169,500   Brown & Brown, Inc.                                                                       5,508,750
.........................................................................................................................
            64,400   Everest Re Group, Ltd. (Barbados)                                                         4,926,600
.........................................................................................................................
           299,700   Willis Group Holdings, Ltd. (United
                     Kingdom)                                                                                  9,215,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,423,642
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
.........................................................................................................................
            37,200   Bear Stearns Co., Inc. (The)                                                              2,694,024
.........................................................................................................................
            74,500   Federated Investors, Inc.                                                                 2,042,790
.........................................................................................................................
            29,400   Legg Mason, Inc.                                                                          1,909,530
.........................................................................................................................
            66,400   T Rowe Price Group, Inc.                                                                  2,506,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,152,944
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
            52,400   Harley-Davidson, Inc.                                                                     2,088,664
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
           446,800   Hilton Hotels Corp.                                                                       5,714,572
.........................................................................................................................
           109,400   Marriott International, Inc. Class A                                                      4,203,148
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,917,720
------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
.........................................................................................................................
            34,900   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,651,468
------------------------------------------------------------------------------------------------------------------------
Media (0.6%)
.........................................................................................................................
           273,400   InterActiveCorp. (NON)                                                                   10,818,438
------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.6%)
.........................................................................................................................
           278,050   Apogent Technologies, Inc. (NON)                                                          5,561,000
.........................................................................................................................
           388,900   Biomet, Inc.                                                                             11,145,874
.........................................................................................................................
            56,500   Boston Scientific Corp. (NON)                                                             3,452,150
.........................................................................................................................
            71,500   Charles River Laboratories
                     International, Inc. (NON)                                                                 2,300,870
.........................................................................................................................
           120,500   Cytyc Corp. (NON)                                                                         1,267,660
.........................................................................................................................
            52,500   Guidant Corp.                                                                             2,330,475
.........................................................................................................................
           169,400   Medtronic, Inc.                                                                           8,126,118
.........................................................................................................................
           408,400   St. Jude Medical, Inc. (NON)                                                             23,483,000
.........................................................................................................................
            82,400   Stryker Corp.                                                                             5,716,088
.........................................................................................................................
           136,300   Varian Medical Systems, Inc. (NON)                                                        7,846,791
.........................................................................................................................
           377,200   Zimmer Holdings, Inc. (NON)                                                              16,992,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                              88,222,886
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
           191,500   Kinder Morgan, Inc.                                                                      10,465,475
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.1%)
.........................................................................................................................
            87,775   Apache Corp.                                                                              5,710,642
.........................................................................................................................
            79,200   Burlington Resources, Inc.                                                                4,282,344
.........................................................................................................................
           132,800   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  5,300,048
.........................................................................................................................
            99,500   EOG Resources, Inc.                                                                       4,163,080
.........................................................................................................................
            29,200   Kerr-McGee Corp.                                                                          1,308,160
.........................................................................................................................
            98,800   Murphy Oil Corp.                                                                          5,196,880
.........................................................................................................................
           254,300   Noble Corp. (Cayman Islands) (NON)                                                        8,722,490
.........................................................................................................................
           232,800   XTO Energy, Inc.                                                                          4,681,608
------------------------------------------------------------------------------------------------------------------------
                                                                                                              39,365,252
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.1%)
.........................................................................................................................
           191,900   Abbott Laboratories                                                                       8,397,544
.........................................................................................................................
           336,300   Allergan, Inc.                                                                           25,928,730
.........................................................................................................................
           172,800   Barr Laboratories, Inc. (NON)                                                            11,318,400
.........................................................................................................................
            74,500   Cephalon, Inc. (NON)                                                                      3,066,420
.........................................................................................................................
            94,500   Enzon, Inc. (NON)                                                                         1,183,140
.........................................................................................................................
           383,300   Forest Laboratories, Inc. (NON)                                                          20,985,675
.........................................................................................................................
           131,500   IVAX Corp. (NON)                                                                          2,347,275
.........................................................................................................................
           356,800   Johnson & Johnson                                                                        18,446,560
.........................................................................................................................
           191,400   King Pharmaceuticals, Inc. (NON)                                                          2,825,064
.........................................................................................................................
            55,500   Medicis Pharmaceutical Corp. Class A                                                      3,146,850
.........................................................................................................................
            68,000   Merck & Co., Inc.                                                                         4,117,400
.........................................................................................................................
         1,013,200   Pfizer, Inc.                                                                             34,600,780
.........................................................................................................................
           250,000   Watson Pharmaceuticals, Inc. (NON)                                                       10,092,500
.........................................................................................................................
           152,600   Wyeth                                                                                     6,950,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                             153,407,268
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
            49,900   Tribune Co.                                                                               2,410,170
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
.........................................................................................................................
            83,700   Norfolk Southern Corp.                                                                    1,607,040
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.2%)
.........................................................................................................................
            60,100   Applebee's International, Inc.                                                            1,888,943
.........................................................................................................................
           125,000   Brinker International, Inc. (NON)                                                         4,502,500
.........................................................................................................................
           129,500   Darden Restaurants, Inc.                                                                  2,457,910
.........................................................................................................................
           564,800   Starbucks Corp. (NON)                                                                    13,848,896
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,698,249
------------------------------------------------------------------------------------------------------------------------
Retail (10.8%)
.........................................................................................................................
           148,900   99 Cents Only Stores (NON)                                                                5,110,248
.........................................................................................................................
           192,000   Advance Auto Parts, Inc. (NON)                                                           11,692,800
.........................................................................................................................
           313,900   AutoZone, Inc. (NON)                                                                     23,846,983
.........................................................................................................................
           524,800   Bed Bath & Beyond, Inc. (NON)                                                            20,367,488
.........................................................................................................................
           355,800   Best Buy Co., Inc. (NON)                                                                 15,626,736
.........................................................................................................................
            95,700   Coach, Inc. (NON)                                                                         4,760,118
.........................................................................................................................
           221,100   Dollar Tree Stores, Inc. (NON)                                                            7,015,503
.........................................................................................................................
           521,300   Family Dollar Stores, Inc.                                                               19,887,595
.........................................................................................................................
           259,100   Home Depot, Inc. (The)                                                                    8,581,392
.........................................................................................................................
            31,100   Kohl's Corp. (NON)                                                                        1,597,918
.........................................................................................................................
           224,600   Lowe's Cos., Inc.                                                                         9,646,570
.........................................................................................................................
           219,600   Michaels Stores, Inc.                                                                     8,357,976
.........................................................................................................................
            83,000   PETCO Animal Supplies, Inc. (NON)                                                         1,804,420
.........................................................................................................................
           273,600   PETsMART, Inc.                                                                            4,560,912
.........................................................................................................................
            51,200   Pier 1 Imports, Inc.                                                                      1,044,480
.........................................................................................................................
           260,000   Ross Stores, Inc.                                                                        11,112,400
.........................................................................................................................
           441,400   Staples, Inc. (NON)                                                                       8,099,690
.........................................................................................................................
            73,400   Talbots, Inc. (The)                                                                       2,161,630
.........................................................................................................................
         1,178,000   TJX Cos., Inc. (The)                                                                     22,193,520
.........................................................................................................................
           243,900   Wal-Mart Stores, Inc.                                                                    13,090,113
.........................................................................................................................
           118,000   Walgreen Co.                                                                              3,551,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                             204,110,292
------------------------------------------------------------------------------------------------------------------------
Schools (0.8%)
.........................................................................................................................
           116,000   Apollo Group, Inc. Class A (NON)                                                          7,164,160
.........................................................................................................................
           113,500   Career Education Corp. (NON)                                                              7,765,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,929,830
------------------------------------------------------------------------------------------------------------------------
Semiconductor Production Equipment (2.7%)
.........................................................................................................................
           366,900   KLA-Tencor Corp. (NON)                                                                   17,057,181
.........................................................................................................................
           479,100   LAM Research Corp. (NON)                                                                  8,724,411
.........................................................................................................................
           514,400   Novellus Systems, Inc. (NON)                                                             18,837,842
.........................................................................................................................
           418,900   Teradyne, Inc. (NON)                                                                      7,251,159
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,870,593
------------------------------------------------------------------------------------------------------------------------
Shipping (0.5%)
.........................................................................................................................
            91,000   C.H. Robinson Worldwide, Inc.                                                             3,235,960
.........................................................................................................................
            72,600   Expeditors International of
                     Washington, Inc.                                                                          2,514,864
.........................................................................................................................
            68,300   Hunt (JB) Transport Services, Inc. (NON)                                                  2,578,325
.........................................................................................................................
            89,900   Werner Enterprises, Inc.                                                                  1,905,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,235,029
------------------------------------------------------------------------------------------------------------------------
Software (8.8%)
.........................................................................................................................
           340,900   Adobe Systems, Inc.                                                                      10,932,663
.........................................................................................................................
           755,700   Amdocs, Ltd. (Guernsey) (NON)                                                            18,136,800
.........................................................................................................................
           362,000   BEA Systems, Inc. (NON)                                                                   3,931,320
.........................................................................................................................
           305,100   BMC Software, Inc. (NON)                                                                  4,982,283
.........................................................................................................................
            61,700   Business Objects SA ADR (France) (NON)                                                    1,354,315
.........................................................................................................................
           437,700   Cognos, Inc. (Canada) (NON)                                                              11,817,900
.........................................................................................................................
           692,300   Computer Associates International, Inc.                                                  15,424,444
.........................................................................................................................
           125,900   Electronic Arts, Inc. (NON)                                                               9,315,341
.........................................................................................................................
           135,600   Internet Security Systems, Inc. (NON)                                                     1,964,844
.........................................................................................................................
            44,600   Intuit, Inc. (NON)                                                                        1,986,038
.........................................................................................................................
           100,900   J.D. Edwards & Co. (NON)                                                                  1,445,897
.........................................................................................................................
           129,300   Macromedia, Inc. (NON)                                                                    2,720,472
.........................................................................................................................
           185,900   Mercury Interactive Corp. (NON)                                                           7,177,599
.........................................................................................................................
         1,004,500   Microsoft Corp.                                                                          25,725,245
.........................................................................................................................
           338,800   NETIQ Corp. (NON)                                                                         5,237,848
.........................................................................................................................
           163,100   Network Associates, Inc. (NON)                                                            2,068,108
.........................................................................................................................
         1,213,000   Oracle Corp. (NON)                                                                       14,580,260
.........................................................................................................................
           382,500   Symantec Corp. (NON)                                                                     16,776,450
.........................................................................................................................
            57,800   Synopsys, Inc. (NON)                                                                      3,574,930
.........................................................................................................................
           395,300   TIBCO Software, Inc. (NON)                                                                2,012,077
.........................................................................................................................
           133,200   VERITAS Software Corp. (NON)                                                              3,818,844
.........................................................................................................................
           282,200   webMethods, Inc. (NON)                                                                    2,294,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                             167,277,964
------------------------------------------------------------------------------------------------------------------------
Technology Services (3.3%)
.........................................................................................................................
           395,200   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                            18,072,496
.........................................................................................................................
           112,100   Concord EFS, Inc. (NON)                                                                   1,650,112
.........................................................................................................................
           106,400   Convergys Corp. (NON)                                                                     1,702,400
.........................................................................................................................
           179,300   Fair, Isaac and Co., Inc.                                                                 9,224,985
.........................................................................................................................
           510,200   Fiserv, Inc. (NON)                                                                       18,168,222
.........................................................................................................................
           383,100   SunGard Data Systems, Inc. (NON)                                                          9,926,121
.........................................................................................................................
           293,500   VeriSign, Inc. (NON)                                                                      4,059,105
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,803,441
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.9%)
.........................................................................................................................
           427,300   American Tower Corp. Class A (NON)                                                        3,781,605
.........................................................................................................................
           181,100   CenturyTel, Inc.                                                                          6,311,335
.........................................................................................................................
           285,900   Cincinnati Bell, Inc. (NON)                                                               1,915,530
.........................................................................................................................
           937,100   Citizens Communications Co. (NON)                                                        12,079,219
.........................................................................................................................
           329,900   Crown Castle International Corp. (NON)                                                    2,563,323
.........................................................................................................................
           266,700   Nextel Communications, Inc. Class A (NON)                                                 4,821,936
.........................................................................................................................
           500,700   Sprint Corp. (PCS Group) (NON)                                                            2,879,025
.........................................................................................................................
           184,600   Western Wireless Corp. Class A (NON)                                                      2,128,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,480,411
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
.........................................................................................................................
            56,900   Columbia Sportswear Co. (NON)                                                             2,925,229
.........................................................................................................................
            66,800   Jones Apparel Group, Inc. (NON)                                                           1,954,568
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,879,797
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.2%)
.........................................................................................................................
            73,000   Altria Group, Inc.                                                                        3,317,120
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.1%)
.........................................................................................................................
            20,600   PACCAR, Inc.                                                                              1,391,736
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
.........................................................................................................................
            33,100   Stericycle, Inc. (NON)                                                                    1,273,688
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,795,291,067)                                                                $1,857,149,542
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.5%) (a) (cost $47,354,322)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $47,354,322   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                             $47,354,322
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,842,645,389)                                                                $1,904,503,864
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $4,379,850   $4,467,859      Sep-03       $(88,009)
------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premium received $154,409)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
      136,450 BEA Systems, Inc. (Call)         Jul 03/$12.21            $7,573
...............................................................................
       78,096 Marvell Technology Group, Ltd.
              (Bermuda) (Call)                 Jul 03/$35.00            87,163
------------------------------------------------------------------------------
                                                                       $94,736
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Value Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (3.7%)
.........................................................................................................................
           160,200   Boeing Co. (The)                                                                         $5,498,064
.........................................................................................................................
           153,100   Lockheed Martin Corp.                                                                     7,282,967
.........................................................................................................................
           216,000   Rockwell Collins, Inc.                                                                    5,320,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,101,111
------------------------------------------------------------------------------------------------------------------------
Automotive (1.3%)
.........................................................................................................................
           143,800   Lear Corp. (NON)                                                                          6,617,676
------------------------------------------------------------------------------------------------------------------------
Banking (9.5%)
.........................................................................................................................
           156,500   Bank of America Corp.                                                                    12,368,195
.........................................................................................................................
            69,500   M&T Bank Corp.                                                                            5,853,290
.........................................................................................................................
           130,300   Northern Trust Corp.                                                                      5,445,237
.........................................................................................................................
           323,800   Sovereign Bancorp, Inc.                                                                   5,067,470
.........................................................................................................................
            47,500   TCF Financial Corp.                                                                       1,892,400
.........................................................................................................................
           670,160   U.S. Bancorp                                                                             16,418,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,045,512
------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
.........................................................................................................................
           172,500   Pepsi Bottling Group, Inc. (The)                                                          3,453,450
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.9%)
.........................................................................................................................
           186,800   Masco Corp.                                                                               4,455,180
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.0%)
.........................................................................................................................
           104,400   Avery Dennison Corp.                                                                      5,240,880
.........................................................................................................................
           157,200   Dow Chemical Co. (The)                                                                    4,866,912
.........................................................................................................................
           489,300   Hercules, Inc. (NON)                                                                      4,844,070
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,951,862
------------------------------------------------------------------------------------------------------------------------
Coal (1.0%)
.........................................................................................................................
           216,200   Arch Coal, Inc.                                                                           4,968,276
------------------------------------------------------------------------------------------------------------------------
Computers (2.9%)
.........................................................................................................................
           682,076   Hewlett-Packard Co.                                                                      14,528,219
------------------------------------------------------------------------------------------------------------------------
Conglomerates (7.5%)
.........................................................................................................................
             6,270   Berkshire Hathaway, Inc. Class B (NON)                                                   15,236,100
.........................................................................................................................
         1,140,200   Tyco International, Ltd. (Bermuda)                                                       21,640,996
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,877,096
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.9%)
.........................................................................................................................
           122,148   Capital One Financial Corp.                                                               6,007,239
.........................................................................................................................
           233,900   MBNA Corp.                                                                                4,874,476
.........................................................................................................................
           397,300   Providian Financial Corp. (NON)                                                           3,678,998
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,560,713
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.2%)
.........................................................................................................................
           116,600   Fortune Brands, Inc.                                                                      6,086,520
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.7%)
.........................................................................................................................
           936,300   Service Corp. International (NON)                                                         3,623,481
------------------------------------------------------------------------------------------------------------------------
Containers (0.9%)
.........................................................................................................................
           306,500   Owens-Illinois, Inc. (NON)                                                                4,220,505
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (5.0%)
.........................................................................................................................
           667,600   CenterPoint Energy, Inc.                                                                  5,440,940
.........................................................................................................................
           685,200   Edison International (NON)                                                               11,257,836
.........................................................................................................................
           216,900   FirstEnergy Corp.                                                                         8,339,805
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,038,581
------------------------------------------------------------------------------------------------------------------------
Energy (1.5%)
.........................................................................................................................
            63,900   BJ Services Co. (NON)                                                                     2,387,304
.........................................................................................................................
           208,300   Halliburton Co.                                                                           4,790,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,178,204
------------------------------------------------------------------------------------------------------------------------
Financial (8.2%)
.........................................................................................................................
           552,400   Citigroup, Inc.                                                                          23,642,720
.........................................................................................................................
           249,300   Fannie Mae                                                                               16,812,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,455,512
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.4%)
.........................................................................................................................
           132,000   Boise Cascade Corp.                                                                       3,154,800
.........................................................................................................................
           290,800   Smurfit-Stone Container Corp. (NON)                                                       3,789,124
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,943,924
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.2%)
.........................................................................................................................
           143,400   AmerisourceBergen Corp.                                                                   9,944,790
.........................................................................................................................
            80,500   Cardinal Health, Inc.                                                                     5,176,150
.........................................................................................................................
           123,700   CIGNA Corp.                                                                               5,806,478
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,927,418
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (1.0%)
.........................................................................................................................
            78,500   Whirlpool Corp.                                                                           5,000,450
------------------------------------------------------------------------------------------------------------------------
Insurance (3.6%)
.........................................................................................................................
           254,100   ACE, Ltd. (Bermuda)                                                                       8,713,089
.........................................................................................................................
            77,100   American International Group, Inc.                                                        4,254,378
.........................................................................................................................
            83,000   Chubb Corp. (The)                                                                         4,980,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,947,467
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.1%)
.........................................................................................................................
           271,100   JPMorgan Chase & Co.                                                                      9,266,198
.........................................................................................................................
           125,000   Merrill Lynch & Co., Inc.                                                                 5,835,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,101,198
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
.........................................................................................................................
           271,010   Royal Caribbean Cruises, Ltd.                                                             6,276,592
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
           104,700   Ingersoll-Rand Co. Class A (Bermuda)                                                      4,954,404
------------------------------------------------------------------------------------------------------------------------
Media (3.7%)
.........................................................................................................................
         1,059,600   Liberty Media Corp. Class A (NON)                                                        12,248,976
.........................................................................................................................
           294,200   Walt Disney Co. (The)                                                                     5,810,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,059,426
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
.........................................................................................................................
           281,700   El Paso Corp.                                                                             2,276,136
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.2%)
.........................................................................................................................
           114,600   ConocoPhillips                                                                            6,280,080
.........................................................................................................................
           409,500   Exxon Mobil Corp.                                                                        14,705,145
.........................................................................................................................
           158,800   Unocal Corp.                                                                              4,555,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,541,197
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.4%)
.........................................................................................................................
           106,500   Abbott Laboratories                                                                       4,660,440
.........................................................................................................................
           150,400   King Pharmaceuticals, Inc. (NON)                                                          2,219,904
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,880,344
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.4%)
.........................................................................................................................
           651,850   Xerox Corp. (NON)                                                                         6,903,092
------------------------------------------------------------------------------------------------------------------------
Railroads (2.8%)
.........................................................................................................................
           226,200   Norfolk Southern Corp.                                                                    4,343,040
.........................................................................................................................
           164,300   Union Pacific Corp.                                                                       9,532,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,875,726
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.7%)
.........................................................................................................................
            81,900   Boston Properties, Inc. (R))                                                              3,587,220
------------------------------------------------------------------------------------------------------------------------
Regional Bells (3.4%)
.........................................................................................................................
           188,056   BellSouth Corp.                                                                           5,007,931
.........................................................................................................................
           666,200   Qwest Communications International,
                     Inc. (NON)                                                                                3,184,436
.........................................................................................................................
           339,500   SBC Communications, Inc.                                                                  8,674,225
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,866,592
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.0%)
.........................................................................................................................
           248,600   Darden Restaurants, Inc.                                                                  4,718,428
.........................................................................................................................
           228,800   McDonald's Corp.                                                                          5,047,328
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,765,756
------------------------------------------------------------------------------------------------------------------------
Retail (4.9%)
.........................................................................................................................
           540,200   JC Penney Co., Inc. (Holding Co.)                                                         9,102,370
.........................................................................................................................
           325,958   Limited, Inc. (The)                                                                       5,052,349
.........................................................................................................................
           339,100   Office Depot, Inc. (NON)                                                                  4,920,341
.........................................................................................................................
         1,178,000   Rite Aid Corp. (NON)                                                                      5,242,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,317,160
------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
.........................................................................................................................
           216,700   Computer Associates International, Inc.                                                   4,828,076
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
.........................................................................................................................
           362,500   Sprint Corp. (FON Group)                                                                  5,220,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
.........................................................................................................................
           258,800   Altria Group, Inc.                                                                       11,759,871
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.9%)
.........................................................................................................................
           203,500   Republic Services, Inc. (NON)                                                             4,613,345
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $438,986,357)                                                                    $483,807,292
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,420,000   Lucent Technologies, Inc. cv. debs.
                     Ser. A, 2 3/4s, 2023                                                                     $2,214,300
.........................................................................................................................
         2,600,000   Lucent Technologies, Inc. cv. debs.
                     Ser. B, 2 3/4s, 2025                                                                      2,427,750
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $4,981,727)                                                                        $4,642,050
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%) (a) (cost $2,276,230)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            44,000   Xerox Corp. 144A $3.75 cv. pfd.                                                          $2,970,000
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $8,091,790   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 2,
                     2003 to July 25, 2003 (d)                                                                $8,087,012
.........................................................................................................................
         7,545,742   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                               7,545,742
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $15,632,754)                                                                      $15,632,754
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $461,877,068)                                                                    $507,052,096
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.8%)
.........................................................................................................................
            24,700   Lamar Advertising Co. (NON)                                                                $869,687
------------------------------------------------------------------------------------------------------------------------
Airlines (2.0%)
.........................................................................................................................
            24,900   JetBlue Airways Corp. (NON)                                                               1,053,021
.........................................................................................................................
            23,842   Ryanair Holdings PLC ADR (Ireland) (NON)                                                  1,070,506
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,123,527
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
.........................................................................................................................
            26,700   Gentex Corp. (NON)                                                                          817,287
------------------------------------------------------------------------------------------------------------------------
Banking (1.9%)
.........................................................................................................................
            22,900   New York Community Bancorp, Inc.                                                            666,161
.........................................................................................................................
            33,800   TCF Financial Corp.                                                                       1,346,592
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,012,753
------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.3%)
.........................................................................................................................
            31,900   Amylin Pharmaceuticals, Inc. (NON)                                                          698,291
.........................................................................................................................
            28,100   Celgene Corp. (NON)                                                                         854,240
.........................................................................................................................
            29,100   Gilead Sciences, Inc. (NON)                                                               1,617,378
.........................................................................................................................
             8,600   Trimeris, Inc. (NON)                                                                        392,848
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,562,757
------------------------------------------------------------------------------------------------------------------------
Broadcasting (3.5%)
.........................................................................................................................
            50,700   Cumulus Media, Inc. Class A (NON)                                                           959,751
.........................................................................................................................
            18,600   Entercom Communications Corp. (NON)                                                         911,586
.........................................................................................................................
            57,200   Westwood One, Inc. (NON)                                                                  1,940,796
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,812,133
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.6%)
.........................................................................................................................
            19,600   CDW Corp (NON)                                                                              897,680
.........................................................................................................................
            25,100   Choicepoint, Inc. (NON)                                                                     866,452
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,764,132
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.7%)
.........................................................................................................................
           103,600   CIENA Corp. (NON)                                                                           537,684
.........................................................................................................................
           146,900   Corning, Inc. (NON)                                                                       1,085,591
.........................................................................................................................
            70,400   Juniper Networks, Inc. (NON)                                                                870,848
.........................................................................................................................
            68,000   Tellabs, Inc. (NON)                                                                         446,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,940,883
------------------------------------------------------------------------------------------------------------------------
Computers (1.9%)
.........................................................................................................................
            12,900   Magma Design Automation, Inc. (NON)                                                         221,235
.........................................................................................................................
            65,000   McDATA Corp. Class A (NON)                                                                  953,550
.........................................................................................................................
            50,800   Network Appliance, Inc. (NON)                                                               823,468
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,998,253
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
.........................................................................................................................
             6,600   Weight Watchers International, Inc. (NON)                                                   300,234
.........................................................................................................................
            26,700   Yankee Candle Co., Inc. (The) (NON)                                                         619,974
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 920,208
------------------------------------------------------------------------------------------------------------------------
Distribution (0.8%)
.........................................................................................................................
            21,900   Performance Food Group Co. (NON)                                                            810,300
------------------------------------------------------------------------------------------------------------------------
Electronics (11.6%)
.........................................................................................................................
           345,600   Agere Systems, Inc. Class A (NON)                                                           805,248
.........................................................................................................................
            42,000   Brooks Automation, Inc. (NON)                                                               476,280
.........................................................................................................................
            42,400   Cypress Semiconductor Corp. (NON)                                                           508,800
.........................................................................................................................
            71,400   Exar Corp. (NON)                                                                          1,130,262
.........................................................................................................................
            70,700   Integrated Device Technology, Inc. (NON)                                                    781,235
.........................................................................................................................
            58,200   Intersil Corp. Class A (NON)                                                              1,548,702
.........................................................................................................................
            50,800   Jabil Circuit, Inc. (NON)                                                                 1,122,680
.........................................................................................................................
            84,500   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           2,904,265
.........................................................................................................................
            37,900   QLogic Corp. (NON)                                                                        1,831,707
.........................................................................................................................
            22,700   Silicon Laboratories, Inc. (NON)                                                            604,728
.........................................................................................................................
           119,900   Skyworks Solutions, Inc. (NON)                                                              811,723
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,525,630
------------------------------------------------------------------------------------------------------------------------
Energy (4.9%)
.........................................................................................................................
            23,400   BJ Services Co. (NON)                                                                       874,224
.........................................................................................................................
             8,500   Cooper Cameron Corp. (NON)                                                                  428,230
.........................................................................................................................
            28,200   ENSCO International, Inc.                                                                   758,580
.........................................................................................................................
            22,600   Nabors Industries, Ltd. (NON)                                                               893,830
.........................................................................................................................
            26,200   Patterson-UTI Energy, Inc. (NON)                                                            848,880
.........................................................................................................................
            37,700   Varco International, Inc. (NON)                                                             738,920
.........................................................................................................................
            17,600   Weatherford International, Ltd.
                     (Bermuda) (NON)                                                                             737,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,280,104
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.2%)
.........................................................................................................................
             5,500   Jacobs Engineering Group, Inc. (NON)                                                        231,825
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.4%)
.........................................................................................................................
            26,600   Harrah's Entertainment, Inc. (NON)                                                        1,070,384
.........................................................................................................................
            17,600   Station Casinos, Inc. (NON)                                                                 444,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,514,784
------------------------------------------------------------------------------------------------------------------------
Health Care Services (11.1%)
.........................................................................................................................
            24,600   AdvancePCS (NON)                                                                            940,458
.........................................................................................................................
           105,400   Caremark Rx, Inc. (NON)                                                                   2,706,672
.........................................................................................................................
            43,100   Community Health Systems, Inc. (NON)                                                        831,399
.........................................................................................................................
            15,200   Coventry Health Care, Inc. (NON)                                                            701,632
.........................................................................................................................
            12,900   Express Scripts, Inc. Class A (NON)                                                         881,328
.........................................................................................................................
             6,500   Fisher Scientific International, Inc. (NON)                                                 226,850
.........................................................................................................................
            53,200   Health Management Associates, Inc.
                     Class A                                                                                     981,540
.........................................................................................................................
            15,400   Henry Schein, Inc. (NON)                                                                    806,036
.........................................................................................................................
            18,900   Manor Care, Inc. (NON)                                                                      472,689
.........................................................................................................................
            21,100   Mid Atlantic Medical Services, Inc. (NON)                                                 1,103,530
.........................................................................................................................
            13,200   Pediatrix Medical Group, Inc. (NON)                                                         470,580
.........................................................................................................................
            38,300   Steris Corp. (NON)                                                                          884,347
.........................................................................................................................
            46,600   WebMD Corp. (NON)                                                                           504,678
.........................................................................................................................
            15,800   WellChoice, Inc. (NON)                                                                      462,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,974,363
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.6%)
.........................................................................................................................
             8,400   Lennar Corp.                                                                                600,600
------------------------------------------------------------------------------------------------------------------------
Insurance (0.7%)
.........................................................................................................................
            24,000   Willis Group Holdings, Ltd. (Bermuda)                                                       738,000
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.9%)
.........................................................................................................................
            25,300   T Rowe Price Group, Inc.                                                                    955,075
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.2%)
.........................................................................................................................
            51,200   Extended Stay America, Inc. (NON)                                                           690,688
.........................................................................................................................
            80,000   Hilton Hotels Corp.                                                                       1,023,200
.........................................................................................................................
            21,800   Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                             623,262
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,337,150
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.1%)
.........................................................................................................................
            12,100   Charles River Laboratories
                     International, Inc. (NON)                                                                   389,378
.........................................................................................................................
             8,500   ResMed, Inc. (NON)                                                                          333,200
.........................................................................................................................
            17,200   Respironics, Inc. (NON)                                                                     645,344
.........................................................................................................................
            17,100   Varian Medical Systems, Inc. (NON)                                                          984,447
.........................................................................................................................
            21,800   Zimmer Holdings, Inc. (NON)                                                                 982,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,334,459
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
.........................................................................................................................
            15,400   Liquidmetal Technologies (NON)                                                               79,002
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.7%)
.........................................................................................................................
            13,200   Kinder Morgan, Inc.                                                                         721,380
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.6%)
.........................................................................................................................
            29,200   Noble Corp. (Cayman Islands) (NON)                                                        1,001,560
.........................................................................................................................
            33,500   XTO Energy, Inc.                                                                            673,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,675,245
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.2%)
.........................................................................................................................
             9,500   Barr Laboratories, Inc. (NON)                                                               622,250
.........................................................................................................................
            25,500   Mylan Laboratories, Inc.                                                                    886,635
.........................................................................................................................
            20,800   Watson Pharmaceuticals, Inc. (NON)                                                          839,696
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,348,581
------------------------------------------------------------------------------------------------------------------------
Restaurants (4.1%)
.........................................................................................................................
            48,000   Applebee's International, Inc.                                                            1,508,640
.........................................................................................................................
            13,900   Brinker International, Inc. (NON)                                                           500,678
.........................................................................................................................
            34,800   CBRL Group, Inc.                                                                          1,352,328
.........................................................................................................................
             8,800   Outback Steakhouse, Inc.                                                                    343,200
.........................................................................................................................
            14,000   P.F. Chang's China Bistro, Inc. (NON)                                                       688,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,393,786
------------------------------------------------------------------------------------------------------------------------
Retail (11.2%)
.........................................................................................................................
            22,200   99 Cents Only Stores (NON)                                                                  761,904
.........................................................................................................................
            24,200   Advance Auto Parts, Inc. (NON)                                                            1,473,780
.........................................................................................................................
            23,500   AutoZone, Inc. (NON)                                                                      1,785,295
.........................................................................................................................
            27,000   Chico's FAS, Inc. (NON)                                                                     568,350
.........................................................................................................................
            10,400   Coach, Inc. (NON)                                                                           517,296
.........................................................................................................................
            29,000   Dollar Tree Stores, Inc. (NON)                                                              920,170
.........................................................................................................................
            46,100   Family Dollar Stores, Inc.                                                                1,758,715
.........................................................................................................................
            11,700   Linens 'N Things, Inc. (NON)                                                                276,237
.........................................................................................................................
            38,600   Michaels Stores, Inc.                                                                     1,469,116
.........................................................................................................................
            12,500   PETCO Animal Supplies, Inc. (NON)                                                           271,750
.........................................................................................................................
            40,700   PETsMART, Inc.                                                                              678,469
.........................................................................................................................
            19,200   Ross Stores, Inc.                                                                           820,608
.........................................................................................................................
            24,700   Williams-Sonoma, Inc. (NON)                                                                 721,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,022,930
------------------------------------------------------------------------------------------------------------------------
Schools (2.9%)
.........................................................................................................................
            21,500   Apollo Group, Inc. Class A (NON)                                                          1,327,840
.........................................................................................................................
            19,600   Career Education Corp. (NON)                                                              1,341,032
.........................................................................................................................
             8,800   Education Management Corp. (NON)                                                            467,984
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,136,856
------------------------------------------------------------------------------------------------------------------------
Semiconductor (5.0%)
.........................................................................................................................
            16,800   Cymer, Inc. (NON)                                                                           530,208
.........................................................................................................................
            21,400   KLA-Tencor Corp. (NON)                                                                      994,886
.........................................................................................................................
            61,400   LAM Research Corp. (NON)                                                                  1,118,094
.........................................................................................................................
            60,000   LTX Corp. (NON)                                                                             517,200
.........................................................................................................................
            41,500   Novellus Systems, Inc. (NON)                                                              1,519,772
.........................................................................................................................
            40,700   Teradyne, Inc. (NON)                                                                        704,517
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,384,677
------------------------------------------------------------------------------------------------------------------------
Shipping (1.2%)
.........................................................................................................................
            15,000   Expeditors International of
                     Washington, Inc.                                                                            519,600
.........................................................................................................................
            13,800   Heartland Express, Inc. (NON)                                                               307,050
.........................................................................................................................
            11,700   Hunt (JB) Transport Services, Inc. (NON)                                                    441,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,268,325
------------------------------------------------------------------------------------------------------------------------
Software (7.7%)
.........................................................................................................................
            10,500   Avid Technology, Inc. (NON)                                                                 368,235
.........................................................................................................................
            58,100   BEA Systems, Inc. (NON)                                                                     630,966
.........................................................................................................................
            20,900   BMC Software, Inc. (NON)                                                                    341,297
.........................................................................................................................
            38,300   Cognos, Inc. (Canada) (NON)                                                               1,034,100
.........................................................................................................................
            60,500   Documentum, Inc. (NON)                                                                    1,190,035
.........................................................................................................................
            48,200   Internet Security Systems, Inc. (NON)                                                       698,418
.........................................................................................................................
            19,800   Macromedia, Inc. (NON)                                                                      416,592
.........................................................................................................................
            41,300   Manhattan Associates, Inc. (NON)                                                          1,072,561
.........................................................................................................................
            22,800   Mercury Interactive Corp. (NON)                                                             880,308
.........................................................................................................................
            50,000   NETIQ Corp. (NON)                                                                           773,000
.........................................................................................................................
           110,400   webMethods, Inc. (NON)                                                                      897,552
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,303,064
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.0%)
.........................................................................................................................
            15,700   Cognizant Technology Solutions Corp. (NON)                                                  382,452
.........................................................................................................................
            10,100   Fair, Isaac and Co., Inc.                                                                   519,644
.........................................................................................................................
            15,300   VeriSign, Inc. (NON)                                                                        211,599
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,113,695
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.0%)
.........................................................................................................................
            49,000   American Tower Corp. Class A (NON)                                                          433,650
.........................................................................................................................
            64,200   Citizens Communications Co. (NON)                                                           827,538
.........................................................................................................................
           161,100   Sprint Corp. (PCS Group) (NON)                                                              926,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,187,513
------------------------------------------------------------------------------------------------------------------------
Transportation (0.3%)
.........................................................................................................................
            11,400   UTI Worldwide, Inc.                                                                         355,566
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.8%)
.........................................................................................................................
            14,700   Stericycle, Inc. (NON)                                                                      565,656
.........................................................................................................................
            10,000   Waste Connections, Inc. (NON)                                                               350,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 916,156
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $96,136,443)                                                                     $105,030,686
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%) (a) (cost $2,806,524)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,806,524   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                              $2,806,524
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $98,942,967)                                                                     $107,837,210
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2003 (Unaudited)
(premium received $6,577)
------------------------------------------------------------------------------
                                            Expiration Date/           Market
Contract Amount                                 Strike Price            Value
...............................................................................
        6,815 Marvell Technology Group,
              Ltd. (Call)                      Jul 03/$35.00           $7,667
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Research Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (99.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
            10,300   Omnicom Group, Inc.                                                                        $738,510
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.0%)
.........................................................................................................................
            34,400   Lockheed Martin Corp.                                                                     1,636,408
.........................................................................................................................
            23,900   Raytheon Co.                                                                                784,876
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,421,284
------------------------------------------------------------------------------------------------------------------------
Airlines (1.3%)
.........................................................................................................................
           179,900   Southwest Airlines Co.                                                                    3,094,280
------------------------------------------------------------------------------------------------------------------------
Automotive (0.3%)
.........................................................................................................................
            16,100   Lear Corp. (NON)                                                                            740,922
------------------------------------------------------------------------------------------------------------------------
Banking (8.0%)
.........................................................................................................................
            39,600   Bank of America Corp.                                                                     3,129,588
.........................................................................................................................
           114,100   Bank of New York Co., Inc. (The)                                                          3,280,375
.........................................................................................................................
            30,300   Comerica, Inc.                                                                            1,408,950
.........................................................................................................................
            72,200   Fifth Third Bancorp                                                                       4,139,948
.........................................................................................................................
            18,400   State Street Corp.                                                                          724,960
.........................................................................................................................
            77,400   U.S. Bancorp                                                                              1,896,300
.........................................................................................................................
            42,600   Wells Fargo & Co.                                                                         2,147,040
.........................................................................................................................
            39,700   Zions Bancorp.                                                                            2,009,217
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,736,378
------------------------------------------------------------------------------------------------------------------------
Beverage (3.4%)
.........................................................................................................................
            68,500   Coca-Cola Co. (The)                                                                       3,179,085
.........................................................................................................................
           113,300   Pepsi Bottling Group, Inc. (The)                                                          2,268,266
.........................................................................................................................
            58,700   PepsiCo, Inc.                                                                             2,612,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,059,501
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.3%)
.........................................................................................................................
            34,100   Amgen, Inc. (NON)                                                                         2,265,604
.........................................................................................................................
            15,700   Genzyme Corp. (NON)                                                                         656,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,921,864
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.2%)
.........................................................................................................................
            17,200   Masco Corp.                                                                                 410,220
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.3%)
.........................................................................................................................
           103,700   Comcast Corp. Class A (NON)                                                               3,129,666
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.4%)
.........................................................................................................................
            21,100   Avery Dennison Corp.                                                                      1,059,220
.........................................................................................................................
             9,700   Ciba Specialty Chemicals AG
                     (Switzerland)                                                                               587,358
.........................................................................................................................
            26,100   E.I. du Pont de Nemours & Co.                                                             1,086,804
.........................................................................................................................
            12,700   PPG Industries, Inc.                                                                        644,398
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,377,780
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
.........................................................................................................................
            23,700   Paychex, Inc.                                                                               694,647
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.4%)
.........................................................................................................................
            39,100   Nokia OYJ ADR (Finland)                                                                     642,413
.........................................................................................................................
            73,800   QUALCOMM, Inc.                                                                            2,638,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,280,763
------------------------------------------------------------------------------------------------------------------------
Computers (4.3%)
.........................................................................................................................
            66,600   Dell Computer Corp. (NON)                                                                 2,128,536
.........................................................................................................................
           284,000   Hewlett-Packard Co.                                                                       6,049,200
.........................................................................................................................
            25,600   Lexmark International, Inc. (NON)                                                         1,811,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,989,448
------------------------------------------------------------------------------------------------------------------------
Conglomerates (4.3%)
.........................................................................................................................
           214,800   General Electric Co.                                                                      6,160,464
.........................................................................................................................
            69,900   Honeywell International, Inc.                                                             1,876,815
.........................................................................................................................
           111,400   Tyco International, Ltd. (Bermuda)                                                        2,114,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,151,651
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.5%)
.........................................................................................................................
            13,400   Capital One Financial Corp.                                                                 659,012
.........................................................................................................................
           139,200   MBNA Corp.                                                                                2,900,928
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,559,940
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.3%)
.........................................................................................................................
            11,900   Avon Products, Inc.                                                                         740,180
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.1%)
.........................................................................................................................
            82,200   CenterPoint Energy, Inc.                                                                    669,930
.........................................................................................................................
            82,000   Edison International (NON)                                                                1,347,260
.........................................................................................................................
            33,600   Entergy Corp.                                                                             1,773,408
.........................................................................................................................
            22,600   FirstEnergy Corp.                                                                           868,970
.........................................................................................................................
            84,900   PG&E Corp. (NON)                                                                          1,795,635
.........................................................................................................................
            17,100   Progress Energy, Inc.                                                                       750,690
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,205,893
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.5%)
.........................................................................................................................
            24,300   Emerson Electric Co.                                                                      1,241,730
------------------------------------------------------------------------------------------------------------------------
Electronics (2.8%)
.........................................................................................................................
            46,800   Celestica, Inc. (Canada) (NON)                                                              737,568
.........................................................................................................................
            80,900   Flextronics International, Ltd. (Singapore) (NON)                                           840,551
.........................................................................................................................
           236,200   Intel Corp.                                                                               4,909,181
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,487,300
------------------------------------------------------------------------------------------------------------------------
Energy (0.8%)
.........................................................................................................................
            75,700   GlobalSantaFe Corp. (Cayman Islands)                                                      1,766,838
------------------------------------------------------------------------------------------------------------------------
Financial (5.6%)
.........................................................................................................................
           134,300   Citigroup, Inc. (SEG)                                                                     5,748,040
.........................................................................................................................
            56,100   Fannie Mae                                                                                3,783,384
.........................................................................................................................
            72,800   Freddie Mac                                                                               3,696,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,227,480
------------------------------------------------------------------------------------------------------------------------
Food (1.1%)
.........................................................................................................................
            41,000   General Mills, Inc.                                                                       1,943,810
.........................................................................................................................
            22,900   Kraft Foods, Inc. Class A                                                                   745,395
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,689,205
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.9%)
.........................................................................................................................
            97,100   Smurfit-Stone Container Corp. (NON)                                                       1,265,213
.........................................................................................................................
            13,600   Weyerhaeuser Co.                                                                            734,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,999,613
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.7%)
.........................................................................................................................
            32,800   AmerisourceBergen Corp.                                                                   2,274,680
.........................................................................................................................
            64,400   Cardinal Health, Inc.                                                                     4,140,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,415,600
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.8%)
.........................................................................................................................
            30,000   Whirlpool Corp.                                                                           1,911,000
------------------------------------------------------------------------------------------------------------------------
Insurance (4.6%)
.........................................................................................................................
            49,200   ACE, Ltd. (Bermuda)                                                                       1,687,068
.........................................................................................................................
           130,000   American International Group, Inc.                                                        7,173,400
.........................................................................................................................
            41,500   Travelers Property Casualty Corp.
                     Class A                                                                                     659,850
.........................................................................................................................
            41,400   Travelers Property Casualty Corp.
                     Class B                                                                                     652,878
.........................................................................................................................
             8,324   XL Capital, Ltd. Class A (Bermuda)                                                          690,892
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,864,088
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
.........................................................................................................................
            65,800   Charles Schwab Corp. (The)                                                                  663,922
------------------------------------------------------------------------------------------------------------------------
Leisure (0.4%)
.........................................................................................................................
            25,600   Harley-Davidson, Inc.                                                                     1,020,416
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.2%)
.........................................................................................................................
            28,800   Marriott International, Inc. Class A                                                      1,106,496
.........................................................................................................................
            74,100   Royal Caribbean Cruises, Ltd.                                                             1,716,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,822,652
------------------------------------------------------------------------------------------------------------------------
Machinery (0.9%)
.........................................................................................................................
            30,000   Ingersoll-Rand Co. Class A (Bermuda)                                                      1,419,600
.........................................................................................................................
            15,800   Parker-Hannifin Corp.                                                                       663,442
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,083,042
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.6%)
.........................................................................................................................
            44,400   Dover Corp.                                                                               1,330,224
------------------------------------------------------------------------------------------------------------------------
Media (2.9%)
.........................................................................................................................
           130,300   AOL Time Warner, Inc. (NON)                                                               2,096,527
.........................................................................................................................
            23,400   Fox Entertainment Group, Inc. Class A (NON)                                                 673,452
.........................................................................................................................
           197,900   Liberty Media Corp. Class A (NON)                                                         2,287,724
.........................................................................................................................
            85,300   Walt Disney Co. (The)                                                                     1,684,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,742,378
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.1%)
.........................................................................................................................
            29,200   Baxter International, Inc.                                                                  759,200
.........................................................................................................................
            38,800   Medtronic, Inc.                                                                           1,861,236
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,620,436
------------------------------------------------------------------------------------------------------------------------
Metals (0.8%)
.........................................................................................................................
            41,000   Alcoa, Inc.                                                                               1,045,500
.........................................................................................................................
           124,727   BHP Billiton, Ltd. (Australia)                                                              722,666
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,768,166
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.0%)
.........................................................................................................................
            13,500   Apache Corp.                                                                                878,310
.........................................................................................................................
           166,972   BG Group PLC (United Kingdom)                                                               739,728
.........................................................................................................................
            38,600   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  1,527,236
.........................................................................................................................
            41,500   ConocoPhillips                                                                            2,274,200
.........................................................................................................................
            20,900   EnCana Corp. (Canada)                                                                       795,385
.........................................................................................................................
           139,350   ENI SpA (Italy)                                                                           2,112,022
.........................................................................................................................
            15,800   Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               736,596
.........................................................................................................................
            33,700   TotalFinaElf SA ADR (France)                                                              2,554,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,617,937
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.8%)
.........................................................................................................................
            42,100   Abbott Laboratories                                                                       1,842,296
.........................................................................................................................
             9,400   Allergan, Inc.                                                                              724,740
.........................................................................................................................
            24,600   Forest Laboratories, Inc. (NON)                                                           1,346,850
.........................................................................................................................
           115,600   Johnson & Johnson                                                                         5,976,520
.........................................................................................................................
            17,644   Novartis AG (Switzerland)                                                                   698,359
.........................................................................................................................
           310,100   Pfizer, Inc.                                                                             10,589,915
.........................................................................................................................
            36,700   Wyeth                                                                                     1,671,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,850,365
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.4%)
.........................................................................................................................
            76,400   Xerox Corp. (NON)                                                                           809,076
------------------------------------------------------------------------------------------------------------------------
Publishing (0.3%)
.........................................................................................................................
             9,200   Gannett Co., Inc.                                                                           706,652
------------------------------------------------------------------------------------------------------------------------
Railroads (1.2%)
.........................................................................................................................
            49,300   Union Pacific Corp.                                                                       2,860,386
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
.........................................................................................................................
            23,100   Equity Office Properties Trust (R)                                                          623,931
------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.4%)
.........................................................................................................................
           111,100   BellSouth Corp.                                                                           2,958,593
.........................................................................................................................
           105,200   SBC Communications, Inc.                                                                  2,687,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,646,453
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
.........................................................................................................................
            37,900   Darden Restaurants, Inc.                                                                    719,342
------------------------------------------------------------------------------------------------------------------------
Retail (7.8%)
.........................................................................................................................
            35,900   AutoZone, Inc. (NON)                                                                      2,727,323
.........................................................................................................................
            25,100   CVS Corp.                                                                                   703,553
.........................................................................................................................
            37,800   Kohl's Corp. (NON)                                                                        1,942,164
.........................................................................................................................
            91,200   Lowe's Cos., Inc.                                                                         3,917,040
.........................................................................................................................
            34,400   Target Corp.                                                                              1,301,696
.........................................................................................................................
            49,400   TJX Cos., Inc. (The)                                                                        930,696
.........................................................................................................................
           126,600   Wal-Mart Stores, Inc.                                                                     6,794,622
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,317,094
------------------------------------------------------------------------------------------------------------------------
Software (6.5%)
.........................................................................................................................
            41,400   BMC Software, Inc. (NON)                                                                    676,062
.........................................................................................................................
            99,000   Computer Associates International, Inc.                                                   2,205,720
.........................................................................................................................
           392,700   Microsoft Corp.                                                                          10,057,047
.........................................................................................................................
           190,900   Oracle Corp. (NON)                                                                        2,294,618
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,233,447
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.7%)
.........................................................................................................................
            17,800   Automatic Data Processing, Inc.                                                             602,708
.........................................................................................................................
            28,500   Fiserv, Inc. (NON)                                                                        1,014,885
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,617,593
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
           141,800   AT&T Wireless Services, Inc. (NON)                                                        1,164,178
.........................................................................................................................
            47,400   CenturyTel, Inc.                                                                          1,651,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,816,068
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.8%)
.........................................................................................................................
            90,100   Altria Group, Inc.                                                                        4,094,144
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $219,068,365)                                                                    $232,819,505
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $2,266,083   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                              $2,264,745
.........................................................................................................................
         1,652,404   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                               1,652,404
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $3,917,149)                                                                        $3,917,149
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $222,985,514)                                                                    $236,736,654
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $127,056)
------------------------------------------------------------------------------
                               Market    Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Japanese Yen                 $124,638     $127,056     9/17/03        $(2,418)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $11,798,860)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars           $665,489     $654,240     9/17/03       $(11,249)
...............................................................................
British Pounds                592,463      586,264     9/17/03         (6,199)
...............................................................................
Canadian Dollars            2,924,446    2,883,686     9/17/03        (40,760)
...............................................................................
Euro                        5,695,948    5,814,150     9/17/03        118,202
...............................................................................
Singapore Dollars             590,742      603,368     9/17/03         12,626
...............................................................................
Swiss Francs                1,219,195    1,257,152     9/17/03         37,957
------------------------------------------------------------------------------
                                                                     $110,577
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index (Long)         $243,325     $248,233      Sep-03        $(4,908)
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


Putnam VT Small Cap Value Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (97.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.2%)
.........................................................................................................................
            34,300   Valassis Communications, Inc. (NON)                                                        $882,196
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.3%)
.........................................................................................................................
           705,750   AAR Corp.                                                                                 4,982,595
.........................................................................................................................
            81,600   Heico Corp.                                                                                 995,520
.........................................................................................................................
             8,100   Heico Corp. Class A                                                                          72,495
.........................................................................................................................
           170,100   Innovative Solutions & Support, Inc. (NON)                                                1,269,116
.........................................................................................................................
           134,000   Teledyne Technologies, Inc. (NON)                                                         1,755,400
.........................................................................................................................
            60,100   United Defense Industries, Inc. (NON)                                                     1,558,994
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,634,120
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
           191,000   Airtran Holdings, Inc. (NON)                                                              1,999,770
------------------------------------------------------------------------------------------------------------------------
Automotive (0.5%)
.........................................................................................................................
            31,900   CLARCOR, Inc.                                                                             1,229,745
.........................................................................................................................
           238,100   Tower Automotive, Inc. (NON)                                                                871,446
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,101,191
------------------------------------------------------------------------------------------------------------------------
Banking (11.8%)
.........................................................................................................................
           128,200   AMCORE Financial, Inc.                                                                    2,984,496
.........................................................................................................................
           531,200   BankAtlantic Bancorp, Inc. Class A                                                        6,315,968
.........................................................................................................................
           322,000   Brookline Bancorp, Inc.                                                                   4,508,000
.........................................................................................................................
            39,800   Citizens Banking Corp.                                                                    1,065,446
.........................................................................................................................
           209,400   Colonial Bancgroup, Inc.                                                                  2,904,378
.........................................................................................................................
           162,100   Commercial Federal Corp.                                                                  3,436,520
.........................................................................................................................
            70,100   Downey Financial Corp.                                                                    2,895,130
.........................................................................................................................
            26,100   East West Bancorp, Inc.                                                                     943,254
.........................................................................................................................
            32,800   First Community Bancorp                                                                   1,022,376
.........................................................................................................................
            47,300   First Niagara Financial Group, Inc.                                                         660,308
.........................................................................................................................
            62,000   Flagstar Bancorp, Inc.                                                                    1,515,900
.........................................................................................................................
           163,500   Greater Bay Bancorp                                                                       3,338,670
.........................................................................................................................
            88,700   Hudson United Bancorp                                                                     3,029,105
.........................................................................................................................
           145,100   Irwin Financial Corp.                                                                     3,758,090
.........................................................................................................................
           132,400   Provident Bankshares Corp.                                                                3,364,284
.........................................................................................................................
           126,000   Republic Bancorp, Inc.                                                                    1,690,920
.........................................................................................................................
           141,800   Sovereign Bancorp, Inc.                                                                   2,219,170
.........................................................................................................................
           200,200   Sterling Bancshares, Inc.                                                                 2,618,616
.........................................................................................................................
            57,100   W Holding Co., Inc.                                                                         966,132
.........................................................................................................................
           101,600   Washington Federal, Inc.                                                                  2,350,008
.........................................................................................................................
            69,800   Webster Financial Corp.                                                                   2,638,440
.........................................................................................................................
            29,400   Wintrust Financial Corp.                                                                    870,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,095,451
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.7%)
.........................................................................................................................
            99,800   Ameron International Corp.                                                                3,470,046
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
           238,400   Sinclair Broadcast Group, Inc. (NON)                                                      2,767,824
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.1%)
.........................................................................................................................
           232,600   Apogee Enterprises, Inc.                                                                  2,098,052
.........................................................................................................................
           224,000   Interface, Inc. Class A (NON)                                                             1,039,360
.........................................................................................................................
           167,800   Lennox International, Inc.                                                                2,159,586
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,296,998
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
            16,900   Bandag, Inc.                                                                                629,863
------------------------------------------------------------------------------------------------------------------------
Chemicals (4.9%)
.........................................................................................................................
            78,600   Airgas, Inc.                                                                              1,316,550
.........................................................................................................................
           710,900   Crompton Corp.                                                                            5,011,845
.........................................................................................................................
           131,800   Ferro Corp.                                                                               2,969,454
.........................................................................................................................
           102,700   H.B. Fuller Co.                                                                           2,261,454
.........................................................................................................................
           745,600   Omnova Solutions, Inc. (NON)                                                              3,012,224
.........................................................................................................................
           741,700   PolyOne Corp. (NON)                                                                       3,300,565
.........................................................................................................................
           178,200   RPM, Inc.                                                                                 2,450,250
.........................................................................................................................
           173,300   Tredegar Corp.                                                                            2,597,767
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,920,109
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.7%)
.........................................................................................................................
            66,700   Banta Corp.                                                                               2,159,079
.........................................................................................................................
            56,800   Brink's Co. (The)                                                                           827,576
.........................................................................................................................
           160,300   ePlus, Inc. (NON)                                                                         1,707,195
.........................................................................................................................
           180,300   Hall, Kinion & Associates, Inc. (NON)                                                       494,022
.........................................................................................................................
           305,700   MPS Group, Inc. (NON)                                                                     2,103,216
.........................................................................................................................
            83,600   RemedyTemp, Inc. Class A (NON)                                                              771,628
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,062,716
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.4%)
.........................................................................................................................
           226,600   Arris Group, Inc. (NON)                                                                   1,123,936
.........................................................................................................................
           172,800   Inter-Tel, Inc.                                                                           3,666,816
.........................................................................................................................
           195,800   Powerwave Technologies, Inc. (NON)                                                        1,227,666
.........................................................................................................................
           173,000   Turnstone Systems, Inc. (NON)                                                               434,230
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,452,648
------------------------------------------------------------------------------------------------------------------------
Computers (0.9%)
.........................................................................................................................
            61,300   Anixter International, Inc. (NON)                                                         1,436,259
.........................................................................................................................
            84,100   Iomega Corp. (NON)                                                                          891,460
.........................................................................................................................
           137,400   Symbol Technologies, Inc.                                                                 1,787,574
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,115,293
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
.........................................................................................................................
            49,600   AMETEK, Inc.                                                                              1,817,840
.........................................................................................................................
           127,700   Computershare, Ltd. (Australia)                                                           2,889,851
.........................................................................................................................
           418,900   Walter Industries, Inc.                                                                   4,922,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,629,766
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.1%)
.........................................................................................................................
           189,100   American Greetings Corp. Class A (NON)                                                    3,713,924
.........................................................................................................................
           164,300   Dial Corp. (The)                                                                          3,195,635
.........................................................................................................................
            90,000   Rayovac Corp. (NON)                                                                       1,165,500
.........................................................................................................................
           121,500   Tupperware Corp.                                                                          1,744,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,819,799
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
.........................................................................................................................
           352,000   Stewart Enterprises, Inc. Class A (NON)                                                   1,513,600
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.9%)
.........................................................................................................................
           368,700   Northwestern Corp. (NON)                                                                    737,400
.........................................................................................................................
           588,350   Sierra Pacific Resources (NON)                                                            3,494,799
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,232,199
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.2%)
.........................................................................................................................
            64,600   C&D Technologies, Inc.                                                                      927,656
.........................................................................................................................
            92,800   Lincoln Electric Holdings, Inc.                                                           1,894,048
.........................................................................................................................
            34,400   Thomas & Betts Corp. (NON)                                                                  497,080
.........................................................................................................................
           125,100   Watsco, Inc.                                                                              2,071,656
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,390,440
------------------------------------------------------------------------------------------------------------------------
Electronics (2.7%)
.........................................................................................................................
           358,100   Avnet, Inc. (NON)                                                                         4,540,708
.........................................................................................................................
           142,300   Monolithic System Technology, Inc. (NON)                                                  1,289,238
.........................................................................................................................
           390,600   Pioneer-Standard Electronics, Inc.                                                        3,312,288
.........................................................................................................................
           363,600   X-Rite, Inc.                                                                              3,603,276
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,745,510
------------------------------------------------------------------------------------------------------------------------
Energy (1.4%)
.........................................................................................................................
           156,400   Global Industries, Ltd. (NON)                                                               753,848
.........................................................................................................................
           110,900   GulfMark Offshore, Inc. (NON)                                                             1,871,992
.........................................................................................................................
            40,200   Hydril Co. (NON)                                                                          1,095,450
.........................................................................................................................
            38,100   National-Oilwell, Inc. (NON)                                                                838,200
.........................................................................................................................
           147,900   Newpark Resources, Inc. (NON)                                                               810,492
.........................................................................................................................
            39,700   Pride International, Inc. (NON)                                                             747,154
.........................................................................................................................
            28,500   Varco International, Inc. (NON)                                                             558,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,675,736
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.6%)
.........................................................................................................................
            28,700   EMCOR Group, Inc. (NON)                                                                   1,416,632
.........................................................................................................................
            52,200   Texas Industries, Inc.                                                                    1,242,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,658,992
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.2%)
.........................................................................................................................
            29,300   Regal Entertainment Group Class A                                                           690,894
------------------------------------------------------------------------------------------------------------------------
Financial (1.4%)
.........................................................................................................................
           186,400   Advanta Corp. Class B                                                                     1,875,184
.........................................................................................................................
           252,800   Friedman Billings Ramsey Group, Inc.
                     Class A                                                                                   3,387,520
.........................................................................................................................
             8,725   New Century Financial Corp. (Private) (NON)                                                 380,846
.........................................................................................................................
            63,800   Saxon Capital, Inc. (NON)                                                                 1,108,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,752,394
------------------------------------------------------------------------------------------------------------------------
Food (2.2%)
.........................................................................................................................
            97,600   Chiquita Brands International, Inc. (NON)                                                 1,415,200
.........................................................................................................................
           242,500   International Multifoods Corp. (NON)                                                      5,555,675
.........................................................................................................................
           190,100   Interstate Bakeries Corp.                                                                 2,414,270
.........................................................................................................................
            42,600   Ralcorp Holdings, Inc. (NON)                                                              1,063,296
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,448,441
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.8%)
.........................................................................................................................
            48,600   American Medical Security Group, Inc. (NON)                                                 928,260
.........................................................................................................................
            38,900   AMERIGROUP Corp. (NON)                                                                    1,447,080
.........................................................................................................................
                 1   Britesmile, Inc. (NON)                                                                           26
.........................................................................................................................
           602,600   Hooper Holmes, Inc.                                                                       3,880,744
.........................................................................................................................
            36,400   Pediatrix Medical Group, Inc. (NON)                                                       1,297,660
.........................................................................................................................
           285,700   PSS World Medical, Inc. (NON)                                                             1,642,775
.........................................................................................................................
           101,000   Sierra Health Services, Inc. (NON)                                                        2,020,000
.........................................................................................................................
            74,700   Sunrise Assisted Living, Inc. (NON)                                                       1,671,786
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,888,331
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.8%)
.........................................................................................................................
           248,400   Champion Enterprises, Inc. (NON)                                                          1,286,712
.........................................................................................................................
           789,600   Fleetwood Enterprises, Inc. (NON)                                                         5,843,040
.........................................................................................................................
            25,300   Meritage Corp. (NON)                                                                      1,246,278
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,376,030
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (1.2%)
.........................................................................................................................
            63,500   Furniture Brands International, Inc. (NON)                                                1,657,350
.........................................................................................................................
           237,500   Haverty Furniture Cos., Inc.                                                              4,156,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,813,600
------------------------------------------------------------------------------------------------------------------------
Insurance (8.0%)
.........................................................................................................................
           175,300   AmerUs Group Co.                                                                          4,941,707
.........................................................................................................................
           241,300   Ceres Group, Inc. (NON)                                                                     694,944
.........................................................................................................................
            59,000   FBL Financial Group, Inc. Class A                                                         1,188,850
.........................................................................................................................
           956,200   Fremont General Corp.                                                                    13,099,940
.........................................................................................................................
            99,800   Hub International, Ltd. (Canada)                                                          1,706,580
.........................................................................................................................
            70,900   Philadelphia Consolidated Holding
                     Corp. (NON)                                                                               2,864,360
.........................................................................................................................
           329,400   Presidential Life Corp.                                                                   4,647,834
.........................................................................................................................
            70,400   Stancorp Financial Group                                                                  3,676,288
.........................................................................................................................
            86,100   State Auto Financial Corp.                                                                1,932,945
.........................................................................................................................
            52,400   W.R. Berkley Corp.                                                                        2,761,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,514,928
------------------------------------------------------------------------------------------------------------------------
Leisure (0.7%)
.........................................................................................................................
           126,100   Brunswick Corp.                                                                           3,155,022
------------------------------------------------------------------------------------------------------------------------
Machinery (1.9%)
.........................................................................................................................
           261,700   DT Industries, Inc. (Private) (NON)                                                         604,527
.........................................................................................................................
           114,200   DT Industries, Inc. (NON)                                                                   263,802
.........................................................................................................................
            72,900   Gardner Denver, Inc. (NON)                                                                1,491,534
.........................................................................................................................
           650,000   Milacron, Inc.                                                                            3,178,500
.........................................................................................................................
            57,600   MSC Industrial Direct Co., Inc. Class A (NON)                                             1,031,040
.........................................................................................................................
           123,000   Regal-Beloit Corp.                                                                        2,349,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,918,703
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.0%)
.........................................................................................................................
            50,800   Acuity Brands, Inc.                                                                         923,036
.........................................................................................................................
            42,100   Griffon Corp. (NON)                                                                         673,600
.........................................................................................................................
           181,900   Kaman Corp.                                                                               2,126,411
.........................................................................................................................
           169,200   Stewart & Stevenson Services, Inc.                                                        2,664,900
.........................................................................................................................
           133,400   York International Corp.                                                                  3,121,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,509,507
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.2%)
.........................................................................................................................
            57,800   Conmed Corp. (NON)                                                                        1,055,428
.........................................................................................................................
           121,200   Datascope Corp.                                                                           3,579,036
.........................................................................................................................
            17,800   Dionex Corp. (NON)                                                                          707,550
.........................................................................................................................
            19,900   Edwards Lifesciences Corp. (NON)                                                            639,586
.........................................................................................................................
           142,100   Mentor Corp.                                                                              2,753,898
.........................................................................................................................
           279,400   Meridian Bioscience, Inc.                                                                 2,545,334
.........................................................................................................................
            81,600   Serologicals Corp. (NON)                                                                  1,112,208
.........................................................................................................................
           100,800   Vital Signs, Inc.                                                                         2,616,768
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,009,808
------------------------------------------------------------------------------------------------------------------------
Metals (1.1%)
.........................................................................................................................
            74,200   Quanex Corp.                                                                              2,205,224
.........................................................................................................................
            42,600   Reliance Steel & Aluminum Co.                                                               881,820
.........................................................................................................................
            88,400   Steel Dynamics, Inc. (NON)                                                                1,211,080
.........................................................................................................................
            62,300   United States Steel Corp.                                                                 1,019,851
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,317,975
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
.........................................................................................................................
           131,200   Standard Register Co. (The)                                                               2,162,176
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.0%)
.........................................................................................................................
            92,300   Energy Partners, Ltd. (NON)                                                               1,066,065
.........................................................................................................................
           150,865   Exco Resources, Inc. (NON)                                                                2,701,992
.........................................................................................................................
           210,400   Magnum Hunter Resources, Inc. (NON)                                                       1,681,096
.........................................................................................................................
            37,000   Premcor, Inc. (NON)                                                                         797,350
.........................................................................................................................
            44,200   Quicksilver Resources, Inc. (NON)                                                         1,058,590
.........................................................................................................................
           793,600   Range Resources Corp. (NON)                                                               4,975,872
.........................................................................................................................
           110,800   Remington Oil & Gas Corp. (NON)                                                           2,036,504
.........................................................................................................................
           107,500   St. Mary Land & Exploration Co.                                                           2,934,750
.........................................................................................................................
            86,600   Universal Compression Holdings, Inc. (NON)                                                1,806,476
.........................................................................................................................
           376,900   Vintage Petroleum, Inc.                                                                   4,251,432
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,310,127
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.1%)
.........................................................................................................................
           236,200   Alpharma, Inc. Class A                                                                    5,101,920
.........................................................................................................................
            96,100   Andrx Group (NON)                                                                         1,912,390
.........................................................................................................................
           136,000   Owens & Minor, Inc.                                                                       3,039,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,053,910
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.8%)
.........................................................................................................................
           744,500   Ikon Office Solutions, Inc.                                                               6,626,050
.........................................................................................................................
            42,000   Imation Corp.                                                                             1,588,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,214,490
------------------------------------------------------------------------------------------------------------------------
Publishing (0.5%)
.........................................................................................................................
           174,300   Playboy Enterprises, Inc. Class B (NON)                                                   2,370,480
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
.........................................................................................................................
            46,900   Rail America, Inc. (Private) (NON)                                                          396,305
------------------------------------------------------------------------------------------------------------------------
Real Estate (2.9%)
.........................................................................................................................
            54,100   Alexandria Real Estate Equities, Inc. (R)                                                 2,434,500
.........................................................................................................................
            52,900   American Financial Realty Trust (R)                                                         788,739
.........................................................................................................................
           113,600   Anworth Mortgage Asset Corp. (R)                                                          1,751,712
.........................................................................................................................
           109,400   Entertainment Properties Trust (R)                                                        3,145,250
.........................................................................................................................
           138,800   Getty Realty Corp.                                                                        3,098,016
.........................................................................................................................
            76,700   Mills Corp. (R)                                                                           2,573,285
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,791,502
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.2%)
.........................................................................................................................
            30,100   CBRL Group, Inc.                                                                          1,169,686
------------------------------------------------------------------------------------------------------------------------
Retail (7.6%)
.........................................................................................................................
            26,300   Aaron Rents, Inc.                                                                           678,540
.........................................................................................................................
           101,300   Claire's Stores, Inc.                                                                     2,568,968
.........................................................................................................................
           125,700   Coldwater Creek, Inc. (NON)                                                               1,549,881
.........................................................................................................................
           114,100   CSK Auto Corp. (NON)                                                                      1,648,745
.........................................................................................................................
            47,600   Finlay Enterprises, Inc. (NON)                                                              787,780
.........................................................................................................................
            63,700   Gart Sports Co. (NON)                                                                     1,806,532
.........................................................................................................................
            52,200   Gymboree Corp. (The) (NON)                                                                  875,916
.........................................................................................................................
           152,800   Hughes Supply, Inc.                                                                       5,302,160
.........................................................................................................................
            78,900   Nautica Enterprises, Inc. (NON)                                                           1,012,287
.........................................................................................................................
           207,600   Nu Skin Enterprises, Inc. Class A                                                         2,169,420
.........................................................................................................................
            89,400   Payless Shoesource, Inc. (NON)                                                            1,117,500
.........................................................................................................................
           268,700   Pep Boys (The) - Manny, Moe, & Jack                                                       3,630,137
.........................................................................................................................
           121,500   Pier 1 Imports, Inc.                                                                      2,478,600
.........................................................................................................................
           292,300   Ruddick Corp.                                                                             4,594,956
.........................................................................................................................
            52,300   School Specialty, Inc. (NON)                                                              1,488,458
.........................................................................................................................
            64,500   ShopKo Stores, Inc. (NON)                                                                   838,500
.........................................................................................................................
           105,500   Sonic Automotive, Inc. (NON)                                                              2,311,505
.........................................................................................................................
            31,100   Stage Stores, Inc. (NON)                                                                    730,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,590,735
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.5%)
.........................................................................................................................
           201,200   Cohu, Inc.                                                                                3,138,720
.........................................................................................................................
           285,100   Helix Technology Corp.                                                                    3,771,873
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,910,593
------------------------------------------------------------------------------------------------------------------------
Shipping (2.1%)
.........................................................................................................................
           248,900   EGL, Inc. (NON)                                                                           3,783,280
.........................................................................................................................
           270,400   General Maritime Corp. (NON)                                                              2,744,560
.........................................................................................................................
           124,950   Stelmar Shipping, Ltd. (Greece) (NON)                                                     2,094,162
.........................................................................................................................
            68,000   Tsakos Energy Navigation, Ltd. (Norway)                                                     972,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,594,402
------------------------------------------------------------------------------------------------------------------------
Software (2.3%)
.........................................................................................................................
           262,700   Aether Systems, Inc. (NON)                                                                1,287,230
.........................................................................................................................
           189,475   Ascential Software Corp. (NON)                                                            3,114,969
.........................................................................................................................
           124,300   FileNET Corp. (NON)                                                                       2,242,372
.........................................................................................................................
            39,800   Hyperion Solutions Corp. (NON)                                                            1,343,648
.........................................................................................................................
            83,800   JDA Software Group, Inc. (NON)                                                              937,722
.........................................................................................................................
           385,000   Novell, Inc. (NON)                                                                        1,185,800
.........................................................................................................................
           203,300   S1 Corp. (NON)                                                                              821,332
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,933,073
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.3%)
.........................................................................................................................
           106,500   Acxiom Corp. (NON)                                                                        1,607,085
.........................................................................................................................
           131,900   American Management Systems (NON)                                                         1,883,532
.........................................................................................................................
           180,800   Ciber, Inc. (Private) (NON)                                                               1,269,216
.........................................................................................................................
           179,100   Ciber, Inc. (NON)                                                                         1,257,282
.........................................................................................................................
            46,600   Imagistics International, Inc. (NON)                                                      1,202,280
.........................................................................................................................
           229,200   MTS Systems Corp.                                                                         3,378,408
.........................................................................................................................
             6,600   Neoware Systems, Inc. (NON)                                                                 101,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,699,047
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.6%)
.........................................................................................................................
           190,790   Earthlink, Inc. (NON)                                                                     1,505,333
.........................................................................................................................
           165,100   General Communication, Inc. Class A (NON)                                                 1,429,766
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,935,099
------------------------------------------------------------------------------------------------------------------------
Textiles (2.0%)
.........................................................................................................................
           102,100   Kellwood Co.                                                                              3,229,424
.........................................................................................................................
           219,900   Phillips-Van Heusen Corp.                                                                 2,997,237
.........................................................................................................................
           169,500   Wolverine World Wide, Inc.                                                                3,264,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,491,231
------------------------------------------------------------------------------------------------------------------------
Toys (0.6%)
.........................................................................................................................
           149,600   Action Performance Cos., Inc.                                                             2,842,400
------------------------------------------------------------------------------------------------------------------------
Transportation (0.5%)
.........................................................................................................................
            38,300   Landstar Systems, Inc. (NON)                                                              2,407,155
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $419,298,069)                                                                    $454,362,311
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON) (cost $23,492)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                       Expiration Date           Value
.........................................................................................................................
            27,100   Magnum Hunter
                     Resources, Inc.                                                             3/21/05          $9,756
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (12.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $43,067,244   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                             $43,041,816
.........................................................................................................................
        14,651,501   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                              14,651,501
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $57,693,317)                                                                      $57,693,317
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $477,014,878)                                                                    $512,065,384
------------------------------------------------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Utilities Growth and Income Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (91.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Combined Utilities (0.5%)
.........................................................................................................................
           200,300   United Utilities PLC (United Kingdom)                                                    $1,946,616
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (55.6%)
.........................................................................................................................
            65,500   Alliant Energy Corp.                                                                      1,246,465
.........................................................................................................................
           100,490   Ameren Corp.                                                                              4,431,609
.........................................................................................................................
           206,600   American Electric Power Co., Inc.                                                         6,162,878
.........................................................................................................................
           828,600   CenterPoint Energy, Inc.                                                                  6,753,090
.........................................................................................................................
           123,100   Consolidated Edison, Inc.                                                                 5,327,768
.........................................................................................................................
           290,471   Dominion Resources, Inc.                                                                 18,668,571
.........................................................................................................................
            36,500   DPL, Inc.                                                                                   581,810
.........................................................................................................................
           114,127   DTE Energy Co.                                                                            4,409,867
.........................................................................................................................
           573,300   Duke Energy Corp. (SEG)                                                                  11,437,335
.........................................................................................................................
           909,400   Edison International (NON)                                                               14,941,442
.........................................................................................................................
             9,200   Electrabel SA (Belgium)                                                                   2,344,027
.........................................................................................................................
           602,150   Electricidade de Portugal SA (Portugal)                                                   1,285,983
.........................................................................................................................
           208,786   Energy East Corp.                                                                         4,334,397
.........................................................................................................................
           393,300   Entergy Corp.                                                                            20,758,374
.........................................................................................................................
           280,800   Exelon Corp.                                                                             16,794,648
.........................................................................................................................
           286,200   FirstEnergy Corp.                                                                        11,004,390
.........................................................................................................................
           206,900   FPL Group, Inc.                                                                          13,831,265
.........................................................................................................................
            11,650   Hawaiian Electric Industries, Inc.                                                          534,153
.........................................................................................................................
            77,485   Iberdrola SA (Spain)                                                                      1,341,642
.........................................................................................................................
            30,800   OGE Energy Corp.                                                                            658,196
.........................................................................................................................
         1,096,200   PG&E Corp. (NON)                                                                         23,184,630
.........................................................................................................................
           109,684   Pinnacle West Capital Corp.                                                               4,107,666
.........................................................................................................................
           216,200   Progress Energy, Inc.                                                                     9,491,180
.........................................................................................................................
            18,200   Public Power Corp. 144A (Greece) (NON)                                                      328,087
.........................................................................................................................
            77,550   Public Power Corp. 144A
                     GDR (Greece) (NON)                                                                        1,357,904
.........................................................................................................................
           136,100   Public Service Enterprise Group, Inc.                                                     5,750,225
.........................................................................................................................
            93,749   Puget Energy, Inc.                                                                        2,237,789
.........................................................................................................................
            60,700   SCANA Corp. (NON)                                                                         2,080,796
.........................................................................................................................
         1,275,500   Sierra Pacific Resources (NON)                                                            7,576,470
.........................................................................................................................
           303,887   Southern Co. (The)                                                                        9,469,119
.........................................................................................................................
           381,800   TXU Corp.                                                                                 8,571,410
.........................................................................................................................
            71,400   Wisconsin Energy Corp.                                                                    2,070,600
.........................................................................................................................
           305,755   XCEL Energy, Inc.                                                                         4,598,555
------------------------------------------------------------------------------------------------------------------------
                                                                                                             227,672,341
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (8.0%)
.........................................................................................................................
            21,100   Energen Corp.                                                                               702,630
.........................................................................................................................
           106,200   Equitable Resources, Inc.                                                                 4,326,588
.........................................................................................................................
            51,739   KeySpan Corp.                                                                             1,834,148
.........................................................................................................................
           130,464   Kinder Morgan Management, LLC (NON)                                                       4,887,181
.........................................................................................................................
            23,798   Kinder Morgan, Inc.                                                                       1,300,561
.........................................................................................................................
            92,800   MDU Resources Group, Inc.                                                                 3,107,872
.........................................................................................................................
            51,500   National Fuel Gas Co.                                                                     1,341,575
.........................................................................................................................
           232,331   NiSource, Inc.                                                                            4,414,289
.........................................................................................................................
            44,900   NUI Corp.                                                                                   696,848
.........................................................................................................................
            83,211   ONEOK, Inc.                                                                               1,633,432
.........................................................................................................................
            36,100   Piedmont Natural Gas Co., Inc.                                                            1,401,041
.........................................................................................................................
            53,100   Questar Corp.                                                                             1,777,257
.........................................................................................................................
            61,600   Sempra Energy                                                                             1,757,448
.........................................................................................................................
            47,800   South Jersey Industries, Inc.                                                             1,761,430
.........................................................................................................................
            72,615   Vectren Corp.                                                                             1,819,006
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,761,306
------------------------------------------------------------------------------------------------------------------------
Regional Bells (7.4%)
.........................................................................................................................
           282,950   BellSouth Corp.                                                                           7,534,959
.........................................................................................................................
           452,200   SBC Communications, Inc.                                                                 11,553,710
.........................................................................................................................
           283,000   Verizon Communications, Inc.                                                             11,164,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,253,019
------------------------------------------------------------------------------------------------------------------------
Telecommunications (18.1%)
.........................................................................................................................
            21,200   ALLTEL Corp.                                                                              1,022,264
.........................................................................................................................
            14,400   America Movil SA de CV ADR Ser. L
                     (Mexico)                                                                                    270,000
.........................................................................................................................
            14,880   AT&T Corp.                                                                                  286,440
.........................................................................................................................
           495,700   AT&T Wireless Services, Inc. (NON)                                                        4,069,697
.........................................................................................................................
            85,400   BCE, Inc. (Canada)                                                                        1,973,594
.........................................................................................................................
           358,116   BT Group PLC (United Kingdom)                                                             1,203,941
.........................................................................................................................
            65,200   CenturyTel, Inc.                                                                          2,272,220
.........................................................................................................................
           104,000   China Telecom Corp., Ltd. (China)                                                            23,873
.........................................................................................................................
           100,100   Citizens Communications Co. (NON)                                                         1,290,289
.........................................................................................................................
           170,100   Deutsche Telekom AG (Germany) (NON)                                                       2,589,795
.........................................................................................................................
           156,600   Hellenic Telecommunication
                     Organization SA (Greece)                                                                  1,852,024
.........................................................................................................................
               222   Japan Telecom Holdings Co., Ltd. (Japan)                                                    674,969
.........................................................................................................................
           279,839   Koninklijke (Royal) KPN NV
                     (Netherlands) (NON)                                                                       1,982,490
.........................................................................................................................
            57,150   KT Corp. (South Korea)                                                                    2,237,137
.........................................................................................................................
               213   Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                               835,677
.........................................................................................................................
             3,100   NTT DoCoMo, Inc. (Japan)                                                                  6,713,869
.........................................................................................................................
           192,305   Orange SA (France) (NON)                                                                  1,706,820
.........................................................................................................................
           368,630   Portugal Telecom SGPS SA ADR
                     (Portugal)                                                                                2,632,018
.........................................................................................................................
            16,650   SK Telecom Co., Ltd. (South Korea)                                                        2,847,108
.........................................................................................................................
             8,887   Swisscom AG (Switzerland)                                                                 2,526,580
.........................................................................................................................
            16,450   TDC A/S (Denmark)                                                                           492,043
.........................................................................................................................
           159,900   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                               490,157
.........................................................................................................................
           639,900   Telecom Italia Mobile SpA (Italy)                                                         3,152,005
.........................................................................................................................
           598,250   Telecom Italia SpA (Italy)                                                                5,412,856
.........................................................................................................................
           501,268   Telefonica SA (Spain) (NON)                                                               5,818,870
.........................................................................................................................
            39,200   Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L (Mexico)                                                                      1,231,664
.........................................................................................................................
           262,888   Telstra Corp., Ltd. (Australia)                                                             775,688
.........................................................................................................................
         9,169,066   Vodafone Group PLC (United Kingdom)                                                      17,927,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                              74,311,904
------------------------------------------------------------------------------------------------------------------------
Telephone (0.1%)
.........................................................................................................................
           475,000   PT Telekomunikasi (Indonesia)                                                               266,449
------------------------------------------------------------------------------------------------------------------------
Water Utilities (1.3%)
.........................................................................................................................
           212,075   Philadelphia Suburban Corp.                                                               5,170,389
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $320,368,117)                                                                    $372,382,024
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Cable Television (0.1%)
.........................................................................................................................
          $260,000   AT&T Broadband Corp. company guaranty
                     8 3/8s, 2013                                                                               $325,626
.........................................................................................................................
            80,000   Rogers Cable Inc. 144A notes 6 1/4s,
                     2013 (Canada)                                                                                79,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 405,426
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.7%)
.........................................................................................................................
           410,000   AEP Texas Central Co. 144A notes
                     5 1/2s, 2013                                                                                437,411
.........................................................................................................................
           135,000   Alabama Power Co. sr. notes Ser. S,
                     5 7/8s, 2022                                                                                142,382
.........................................................................................................................
           145,000   Appalachian Power Co. notes 3.6s, 2008                                                      146,789
.........................................................................................................................
            65,000   CenterPoint Energy Resources Corp.
                     debs. 8.9s, 2006                                                                             73,734
.........................................................................................................................
            80,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           91,167
.........................................................................................................................
           295,000   Cincinnati Gas & Electric bonds
                     Ser. B, 5 3/8s, 2033                                                                        282,929
.........................................................................................................................
           210,000   CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                214,463
.........................................................................................................................
           270,000   Connecticut Light & Power Co. 1st
                     mtge. Ser. D, 7 7/8s, 2024                                                                  339,161
.........................................................................................................................
           450,000   Consolidated Edison Co. of New York
                     debs. Ser. B, 7.15s, 2009                                                                   539,782
.........................................................................................................................
            60,000   Constellation Energy Group, Inc.
                     notes 7s, 2012                                                                               69,890
.........................................................................................................................
           440,000   Constellation Energy Group, Inc. sr.
                     notes 6 1/8s, 2009                                                                          498,605
.........................................................................................................................
           185,000   Consumers Energy Co. 144A 1st mtge.
                     4 1/4s, 2008                                                                                191,305
.........................................................................................................................
           975,000   Dominion Resources, Inc. sr. notes
                     8 1/8s, 2010                                                                              1,208,216
.........................................................................................................................
           425,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                            466,503
.........................................................................................................................
           470,000   DTE Energy Co. sr. notes 7.05s, 2011                                                        549,692
.........................................................................................................................
            10,000   DTE Energy Co. sr. notes 6 3/8s, 2033                                                        10,422
.........................................................................................................................
           400,000   Duke Capital Corp. sr. notes Ser. A,
                     6 1/4s, 2005                                                                                424,276
.........................................................................................................................
            70,000   Duke Energy Corp. 144A 1st mtge.
                     3 3/4s, 2008                                                                                 72,053
.........................................................................................................................
           180,000   Duquesne Light Co. 1st mtge. Ser. O,
                     6.7s, 2012                                                                                  211,595
.........................................................................................................................
           700,000   Entergy Arkansas Inc. 144A 1st mtge.
                     5.4s, 2018                                                                                  712,109
.........................................................................................................................
           665,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                 729,744
.........................................................................................................................
           460,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                477,694
.........................................................................................................................
           325,000   Florida Power Corp. 1st mtge. 5.9s, 2033                                                    347,687
.........................................................................................................................
           625,000   Mission Energy Holding Co. sec. notes
                     13 1/2s, 2008                                                                               421,875
.........................................................................................................................
           100,000   Monongahela Power Co. 1st mtge. 5s,
                     2006                                                                                         99,375
.........................................................................................................................
           145,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 6s, 2006                                                          161,045
.........................................................................................................................
            10,000   National Rural Utilities Cooperative
                     Finance Corp. coll. trust 3s, 2006                                                           10,276
.........................................................................................................................
           655,000   New Century Energies, Inc. coll.
                     trust 6 3/8s, 2005                                                                          716,833
.........................................................................................................................
           290,000   New York State Electric & Gas Corp.
                     bonds 5 3/4s, 2023                                                                          297,783
.........................................................................................................................
           480,000   Niagara Mohawk Power Corp. sr. notes
                     Ser. G, 7 3/4s, 2008                                                                        575,074
.........................................................................................................................
           140,000   Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       165,298
.........................................................................................................................
           230,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                          262,555
.........................................................................................................................
           800,000   Peco Energy Co. 1st mtge. 4 3/4s, 2012                                                      836,481
.........................................................................................................................
           200,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     215,471
.........................................................................................................................
            90,000   Potomac Edison Co. 1st mtge. 8s, 2024                                                        92,813
.........................................................................................................................
           315,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                               369,832
.........................................................................................................................
           160,000   Progress Energy, Inc. sr. notes
                     6 3/4s, 2006                                                                                177,819
.........................................................................................................................
           435,000   Progress Energy, Inc. sr. notes
                     6.05s, 2007                                                                                 480,046
.........................................................................................................................
           335,000   PSEG Power, LLC company guaranty
                     6.95s, 2012                                                                                 384,609
.........................................................................................................................
           320,000   Public Service Electric & Gas Co. 1st
                     mtge. FRN 6 3/8s, 2008                                                                      365,483
.........................................................................................................................
           175,000   South Carolina Electric & Gas Co. 1st
                     mtge. 5.8s, 2032                                                                            186,527
.........................................................................................................................
            85,000   Southern California Edison Co. 144A
                     1st mtge. 8s, 2007                                                                           93,181
.........................................................................................................................
           440,000   Tampa Electric Co. notes 6 7/8s, 2012                                                       509,250
.........................................................................................................................
           235,000   TXU Energy Co. 144A notes 7s, 2013                                                          260,262
.........................................................................................................................
           125,000   Wisconsin Electric Power notes
                     4 1/2s, 2013                                                                                128,212
.........................................................................................................................
            50,000   XCEL Energy, Inc. 144A sr. notes
                     3.4s, 2008                                                                                   49,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,097,559
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
           145,000   Duke Energy Field Services, LLC notes
                     7 7/8s, 2010                                                                                174,519
.........................................................................................................................
            30,000   KeySpan Corp. notes 7 5/8s, 2010                                                             36,813
.........................................................................................................................
           170,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                    176,822
.........................................................................................................................
           165,000   Southern California Gas Co. 1st mtge.
                     4.8s, 2012                                                                                  172,765
.........................................................................................................................
           145,000   Texas Eastern Transmission LP sr.
                     notes 7s, 2032                                                                              165,478
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 726,397
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.2%)
.........................................................................................................................
          $155,000   Canadian Natural Resources, Ltd. sr.
                     notes 5.45s, 2012 (Canada)                                                                  166,872
.........................................................................................................................
            30,000   Devon Financing Corp. ULC company
                     guaranty 7 7/8s, 2031                                                                        38,094
.........................................................................................................................
            30,000   Devon Financing Corp. ULC company
                     guaranty 6 7/8s, 2011                                                                        35,191
.........................................................................................................................
           150,000   Louis Dreyfus Natural Gas Corp. notes
                     6 7/8s, 2007                                                                                173,005
.........................................................................................................................
           290,000   MidAmerican Energy Holdings Co. sr.
                     notes 4 5/8s, 2007                                                                          304,194
.........................................................................................................................
            60,000   Motiva Enterprises, LLC 144A sr.
                     notes 5.2s, 2012                                                                             61,943
.........................................................................................................................
            15,000   Noble Affilitates, Inc. sr. notes 8s, 2027                                                   18,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 797,489
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.5%)
.........................................................................................................................
           150,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       171,591
.........................................................................................................................
           240,000   Bellsouth Capital Funding notes
                     7 3/4s, 2010                                                                                297,685
.........................................................................................................................
           430,000   Telus Corp. notes 7 1/2s, 2007 (Canada)                                                     479,450
.........................................................................................................................
         1,045,000   Verizon Global Funding Corp. notes
                     7 1/4s, 2010                                                                              1,254,977
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,203,703
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.2%)
.........................................................................................................................
           255,000   AT&T Corp. sr. notes 8s, 2031                                                               289,142
.........................................................................................................................
           250,000   AT&T Corp. sr. notes 7.8s, 2011                                                             285,778
.........................................................................................................................
           150,000   AT&T Wireless Services, Inc. sr.
                     notes 8 3/4s, 2031                                                                          185,410
.........................................................................................................................
         1,580,000   AT&T Wireless Services, Inc. sr.
                     notes 7 7/8s, 2011                                                                        1,866,015
.........................................................................................................................
           160,000   British Telecommunications PLC bonds
                     8 7/8s, 2030 (United Kingdom)                                                               218,331
.........................................................................................................................
         1,010,000   British Telecommunications PLC notes
                     8 3/8s, 2010 (United Kingdom)                                                             1,283,987
.........................................................................................................................
           435,000   Cingular Wireless, LLC sr. notes
                     5 5/8s, 2006                                                                                476,812
.........................................................................................................................
           555,000   Citizens Communications Co. notes
                     9 1/4s, 2011                                                                                718,142
.........................................................................................................................
            35,000   Citizens Communications Co. sr. notes
                     7 5/8s, 2008                                                                                 41,573
.........................................................................................................................
           255,000   Deutsche Telekom International Finance
                     BV bonds 8s, 2010 (Netherlands)                                                             313,237
.........................................................................................................................
           845,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Netherlands)                                                                        1,088,335
.........................................................................................................................
           320,000   France Telecom notes 10s, 2031 (France)                                                     442,795
.........................................................................................................................
           680,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                    855,824
.........................................................................................................................
            65,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8 3/8s, 2030 (Netherlands)                                                             84,331
.........................................................................................................................
            35,000   Koninklijke (Royal) KPN NV sr. unsub.
                     notes 8s, 2010 (Netherlands)                                                                 43,329
.........................................................................................................................
           500,000   Sprint Capital Corp. company guaranty
                     7.9s, 2005                                                                                  542,311
.........................................................................................................................
         1,340,000   Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                              1,529,538
.........................................................................................................................
           630,000   Sprint Capital Corp. company guaranty
                     6 7/8s, 2028                                                                                632,038
.........................................................................................................................
           710,000   Verizon Wireless, Inc. notes 5 3/8s,
                     2006                                                                                        780,052
.........................................................................................................................
            50,000   Vodafone Group PLC bonds 6 1/4s, 2032
                     (United Kingdom)                                                                             53,779
.........................................................................................................................
           775,000   Vodafone Group PLC notes 7 3/4s, 2010
                     (United Kingdom)                                                                            953,584
.........................................................................................................................
           195,000   Vodafone Group PLC notes 7 5/8s, 2005
                     (United Kingdom)                                                                            213,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,897,863
------------------------------------------------------------------------------------------------------------------------
Telephone (0.8%)
.........................................................................................................................
         1,870,000   New England Telephone & Telegraph Co.
                     debs. 7 7/8s, 2029                                                                        2,415,804
.........................................................................................................................
            70,000   Telecorp PCS, Inc. company guaranty
                     stepped-coupon zero % (11 5/8s,
                     4/15/04), 2009 (STP)                                                                         72,450
.........................................................................................................................
           615,000   Telefonica Europe BV company guaranty
                     7 3/4s, 2010 (Netherlands)                                                                  758,858
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,247,112
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $32,528,643)                                                                      $35,375,549
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $119,377   Chase Manhattan Bank-First Union
                     National Ser. 99-1, Class A1, 7.134s,
                     2031                                                                                       $133,261
.........................................................................................................................
           235,279   LB-UBS Commercial Mortgage Trust
                     Ser. 00-C4, Class A1, 7.18s, 2009                                                           267,921
.........................................................................................................................
           126,935   TIAA Retail Commercial Mortgage Trust
                     144A Ser. 99-1, Class A, 7.17s, 2032                                                        139,763
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $533,927)                                                                            $540,945
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%) (a) (cost $56,152)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $53,203   Federal National Mortgage Association
                     Pass-Through Certificates 7s, with
                     due dates from August 1, 2031 to
                     November 1, 2031                                                                            $56,032
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $11,721,786   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                             $11,714,865
.........................................................................................................................
           203,343   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                                 203,343
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $11,918,208)                                                                      $11,918,208
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $365,405,047)                                                                    $420,272,758
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2003 (Unaudited)
(aggregate face value $5,731,643)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollars           $118,457     $116,455     9/17/03         $2,002
...............................................................................
British Pounds              2,243,483    2,273,862     9/17/03        (30,379)
...............................................................................
Danish Krone                  222,086      229,852     9/17/03         (7,766)
...............................................................................
Hong Kong Dollars           1,554,873    1,554,318     9/17/03            555
...............................................................................
Japanese Yen                  251,355      253,919     9/17/03         (2,564)
...............................................................................
Swedish Krona               1,257,048    1,303,237     9/17/03        (46,189)
------------------------------------------------------------------------------
                                                                     $(84,341)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2003 (Unaudited)
(aggregate face value $9,600,883)
------------------------------------------------------------------------------
                                                                   Unrealized
                               Market    Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Canadian Dollars              $98,190      $96,276     9/17/03        $(1,914)
...............................................................................
Euro                        7,468,049    7,618,860     9/17/03        150,811
...............................................................................
Mexican Pesos                 505,230      503,178     9/17/03         (2,052)
...............................................................................
New Zealand Dollars           318,908      314,600     9/17/03         (4,308)
...............................................................................
Swiss Francs                1,035,724    1,067,969     9/17/03         32,245
------------------------------------------------------------------------------
                                                                     $174,782
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
U.S. Treasury Note
5 yr (Short)               $3,223,500   $3,227,100      Sep-03         $3,600
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Vista Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (98.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.8%)
.........................................................................................................................
            30,100   ADVO, Inc. (NON)                                                                         $1,336,440
.........................................................................................................................
            65,200   Lamar Advertising Co. (NON)                                                               2,295,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,632,132
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.4%)
.........................................................................................................................
            13,600   L-3 Communications Holdings, Inc. (NON)                                                     591,464
.........................................................................................................................
            59,000   Rockwell Collins, Inc.                                                                    1,453,170
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,044,634
------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
.........................................................................................................................
           127,800   Southwest Airlines Co.                                                                    2,198,160
------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
.........................................................................................................................
            12,700   Lear Corp. (NON)                                                                            584,454
------------------------------------------------------------------------------------------------------------------------
Banking (2.5%)
.........................................................................................................................
            12,300   Brookline Bancorp, Inc.                                                                     172,200
.........................................................................................................................
            12,800   Charter One Financial, Inc.                                                                 399,104
.........................................................................................................................
            41,400   Commerce Bancorp, Inc.                                                                    1,535,940
.........................................................................................................................
            23,000   Doral Financial Corp.                                                                     1,026,950
.........................................................................................................................
            30,800   Greenpoint Financial Corp.                                                                1,568,952
.........................................................................................................................
           135,700   Investors Financial Services Corp.                                                        3,936,657
.........................................................................................................................
             8,900   M&T Bank Corp.                                                                              749,558
.........................................................................................................................
            10,600   North Fork Bancorp., Inc.                                                                   361,036
.........................................................................................................................
            36,700   South Trust Corp.                                                                           998,240
.........................................................................................................................
            17,200   Zions Bancorp.                                                                              870,492
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,619,129
------------------------------------------------------------------------------------------------------------------------
Beverage (0.9%)
.........................................................................................................................
            28,900   Coca-Cola Enterprises, Inc.                                                                 524,535
.........................................................................................................................
           178,147   Pepsi Bottling Group, Inc. (The)                                                          3,566,503
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,091,038
------------------------------------------------------------------------------------------------------------------------
Biotechnology (5.5%)
.........................................................................................................................
            20,900   Affymetrix, Inc. (NON)                                                                      411,939
.........................................................................................................................
            75,200   Celgene Corp. (NON)                                                                       2,286,080
.........................................................................................................................
             9,400   Chiron Corp. (NON)                                                                          410,968
.........................................................................................................................
           136,100   Genzyme Corp. (NON)                                                                       5,688,980
.........................................................................................................................
           124,909   Gilead Sciences, Inc. (NON)                                                               6,942,442
.........................................................................................................................
            92,500   IDEC Pharmaceuticals Corp. (NON)                                                          3,145,000
.........................................................................................................................
            14,700   IDEXX Laboratories, Inc. (NON)                                                              493,038
.........................................................................................................................
            11,900   Invitrogen Corp. (NON)                                                                      456,603
.........................................................................................................................
           139,200   MedImmune, Inc. (NON)                                                                     5,062,704
.........................................................................................................................
             6,200   Trimeris, Inc. (NON)                                                                        283,216
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,180,970
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
             7,000   Entercom Communications Corp. (NON)                                                         343,070
.........................................................................................................................
            31,800   Radio One, Inc. Class D (NON)                                                               565,086
.........................................................................................................................
            18,500   Univision Communications, Inc. Class A (NON)                                                562,400
.........................................................................................................................
            32,300   Westwood One, Inc. (NON)                                                                  1,095,939
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,566,495
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.6%)
.........................................................................................................................
            77,700   Echostar Communications Corp. Class A (NON)                                               2,689,974
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.2%)
.........................................................................................................................
            42,500   CDW Corp (NON)                                                                            1,946,500
.........................................................................................................................
            61,100   Choicepoint, Inc. (NON)                                                                   2,109,172
.........................................................................................................................
            13,800   Cintas Corp.                                                                                489,072
.........................................................................................................................
            40,600   Ecolab, Inc.                                                                              1,039,360
.........................................................................................................................
            25,700   Iron Mountain, Inc. (NON)                                                                   953,213
.........................................................................................................................
           111,900   Yahoo!, Inc. (NON)                                                                        3,665,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,203,161
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.5%)
.........................................................................................................................
            20,600   Advanced Fibre Communications (NON)                                                         335,162
.........................................................................................................................
            90,400   CIENA Corp. (NON)                                                                           469,176
.........................................................................................................................
           101,900   Corning, Inc. (NON)                                                                         753,041
.........................................................................................................................
            73,900   Juniper Networks, Inc. (NON)                                                                914,143
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,471,522
------------------------------------------------------------------------------------------------------------------------
Computers (2.6%)
.........................................................................................................................
            50,400   Emulex Corp. (NON)                                                                        1,147,608
.........................................................................................................................
           123,700   Lexmark International, Inc. (NON)                                                         8,754,249
.........................................................................................................................
            60,300   Network Appliance, Inc. (NON)                                                               977,463
.........................................................................................................................
            70,900   Symbol Technologies, Inc.                                                                   922,409
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,801,729
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.7%)
.........................................................................................................................
           108,100   Capital One Financial Corp.                                                               5,316,358
.........................................................................................................................
           288,200   Providian Financial Corp. (NON)                                                           2,668,732
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,985,090
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.2%)
.........................................................................................................................
            12,200   Alberto-Culver Co. Class B                                                                  623,420
.........................................................................................................................
            24,000   Church & Dwight Co., Inc.                                                                   785,520
.........................................................................................................................
           151,600   Dial Corp. (The)                                                                          2,948,620
.........................................................................................................................
           133,902   Newell Rubbermaid, Inc.                                                                   3,749,256
.........................................................................................................................
            77,100   Yankee Candle Co., Inc. (The) (NON)                                                       1,790,262
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,897,078
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.3%)
.........................................................................................................................
           104,100   Entergy Corp.                                                                             5,494,398
.........................................................................................................................
            12,900   Progress Energy, Inc.                                                                       566,310
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,060,708
------------------------------------------------------------------------------------------------------------------------
Electronics (6.9%)
.........................................................................................................................
           945,400   Agere Systems, Inc. Class A (NON)                                                         2,202,782
.........................................................................................................................
           147,800   Altera Corp. (NON)                                                                        2,423,920
.........................................................................................................................
            16,900   Broadcom Corp. Class A (NON)                                                                420,979
.........................................................................................................................
            23,100   Celestica, Inc. (Canada) (NON)                                                              364,056
.........................................................................................................................
            88,400   Integrated Circuit Systems, Inc. (NON)                                                    2,778,412
.........................................................................................................................
           138,800   Integrated Device Technology, Inc. (NON)                                                  1,533,740
.........................................................................................................................
            26,800   Intersil Corp. Class A (NON)                                                                713,148
.........................................................................................................................
           197,600   Jabil Circuit, Inc. (NON)                                                                 4,366,960
.........................................................................................................................
            30,300   Linear Technology Corp.                                                                     975,963
.........................................................................................................................
            79,000   Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                           2,715,230
.........................................................................................................................
            26,600   Maxim Integrated Products, Inc.                                                             909,454
.........................................................................................................................
            59,100   Microchip Technology, Inc.                                                                1,455,633
.........................................................................................................................
            90,900   PMC - Sierra, Inc. (NON)                                                                  1,066,257
.........................................................................................................................
            91,800   QLogic Corp. (NON)                                                                        4,436,694
.........................................................................................................................
            71,200   Silicon Laboratories, Inc. (NON)                                                          1,896,768
.........................................................................................................................
            39,800   Skyworks Solutions, Inc. (NON)                                                              269,446
.........................................................................................................................
           111,600   Storage Technology Corp. (NON)                                                            2,872,584
.........................................................................................................................
            80,100   Vitesse Semiconductor Corp. (NON)                                                           394,092
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,796,118
------------------------------------------------------------------------------------------------------------------------
Energy (1.7%)
.........................................................................................................................
            65,100   BJ Services Co. (NON)                                                                     2,432,136
.........................................................................................................................
            54,600   Cooper Cameron Corp. (NON)                                                                2,750,748
.........................................................................................................................
            49,000   GlobalSantaFe Corp. (Cayman Islands)                                                      1,143,660
.........................................................................................................................
            14,200   Nabors Industries, Ltd. (NON)                                                               561,610
.........................................................................................................................
            25,000   Smith International, Inc. (NON)                                                             918,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,806,654
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.4%)
.........................................................................................................................
            69,300   Regal Entertainment Group Class A                                                         1,634,094
------------------------------------------------------------------------------------------------------------------------
Financial (0.2%)
.........................................................................................................................
            33,400   PMI Group, Inc. (The)                                                                       896,456
------------------------------------------------------------------------------------------------------------------------
Food (0.3%)
.........................................................................................................................
            44,300   Dean Foods Co. (NON)                                                                      1,395,450
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (2.4%)
.........................................................................................................................
            66,500   GTECH Holdings Corp.                                                                      2,503,725
.........................................................................................................................
            56,100   Harrah's Entertainment, Inc. (NON)                                                        2,257,464
.........................................................................................................................
            56,500   International Game Technology                                                             5,781,645
.........................................................................................................................
            19,400   MGM Mirage, Inc. (NON)                                                                      663,092
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,205,926
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.4%)
.........................................................................................................................
            55,700   AdvancePCS (NON)                                                                          2,129,411
.........................................................................................................................
            22,700   AmerisourceBergen Corp.                                                                   1,574,245
.........................................................................................................................
            70,300   Anthem, Inc. (NON)                                                                        5,423,645
.........................................................................................................................
           103,300   Apria Healthcare Group, Inc. (NON)                                                        2,570,104
.........................................................................................................................
           221,700   Caremark Rx, Inc. (NON)                                                                   5,693,256
.........................................................................................................................
            65,300   Express Scripts, Inc. Class A (NON)                                                       4,461,296
.........................................................................................................................
            32,300   First Health Group Corp. (NON)                                                              891,480
.........................................................................................................................
           176,000   Health Management Associates, Inc.
                     Class A                                                                                   3,247,200
.........................................................................................................................
            68,300   Health Net, Inc. (NON)                                                                    2,250,485
.........................................................................................................................
            38,100   Laboratory Corp. of America Holdings (NON)                                                1,148,715
.........................................................................................................................
            25,400   Quest Diagnostics, Inc. (NON)                                                             1,620,520
.........................................................................................................................
           136,500   Steris Corp. (NON)                                                                        3,151,785
.........................................................................................................................
            55,100   Wellpoint Health Networks, Inc. (NON)                                                     4,644,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,807,072
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.9%)
.........................................................................................................................
            10,400   NVR, Inc. (NON)                                                                           4,274,400
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
            28,400   Whirlpool Corp.                                                                           1,809,080
------------------------------------------------------------------------------------------------------------------------
Insurance (1.6%)
.........................................................................................................................
           122,100   ACE, Ltd. (Bermuda)                                                                       4,186,809
.........................................................................................................................
            16,400   AMBAC Financial Group, Inc.                                                               1,086,500
.........................................................................................................................
             9,600   Everest Re Group, Ltd. (Barbardos)                                                          734,400
.........................................................................................................................
            26,400   First American Corp.                                                                        695,640
.........................................................................................................................
            13,900   W.R. Berkley Corp.                                                                          732,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,435,879
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.0%)
.........................................................................................................................
            12,300   Bear Stearns Co., Inc. (The)                                                                890,766
.........................................................................................................................
            37,400   Legg Mason, Inc.                                                                          2,429,130
.........................................................................................................................
            99,500   SEI Investments Co.                                                                       3,184,000
.........................................................................................................................
            11,300   T Rowe Price Group, Inc.                                                                    426,575
.........................................................................................................................
            86,900   Waddell & Reed Financial, Inc.                                                            2,230,723
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,161,194
------------------------------------------------------------------------------------------------------------------------
Leisure (0.1%)
.........................................................................................................................
            12,300   Harley-Davidson, Inc.                                                                       490,278
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.1%)
.........................................................................................................................
           213,400   Royal Caribbean Cruises, Ltd.                                                             4,942,344
------------------------------------------------------------------------------------------------------------------------
Machinery (1.5%)
.........................................................................................................................
            56,400   Briggs & Stratton Corp.                                                                   2,848,200
.........................................................................................................................
            76,800   FLIR Systems, Inc. (NON)                                                                  2,315,520
.........................................................................................................................
            44,700   Toro Co. (The)                                                                            1,776,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,940,545
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.8%)
.........................................................................................................................
            67,800   Dover Corp.                                                                               2,031,288
.........................................................................................................................
            48,500   IDEX Corp.                                                                                1,757,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,788,928
------------------------------------------------------------------------------------------------------------------------
Media (1.0%)
.........................................................................................................................
           120,700   InterActiveCorp. (NON)                                                                    4,776,099
------------------------------------------------------------------------------------------------------------------------
Medical Technology (5.3%)
.........................................................................................................................
            15,700   Apogent Technologies, Inc. (NON)                                                            314,000
.........................................................................................................................
           141,800   Biomet, Inc.                                                                              4,063,988
.........................................................................................................................
            44,700   C.R. Bard, Inc.                                                                           3,187,557
.........................................................................................................................
            18,700   Charles River Laboratories
                     International, Inc. (NON)                                                                   601,766
.........................................................................................................................
           233,400   Cytyc Corp. (NON)                                                                         2,455,368
.........................................................................................................................
            11,900   Guidant Corp.                                                                               528,241
.........................................................................................................................
            25,900   Inamed Corp. (NON)                                                                        1,390,571
.........................................................................................................................
            94,400   St. Jude Medical, Inc. (NON)                                                              5,428,000
.........................................................................................................................
            23,400   Stryker Corp.                                                                             1,623,258
.........................................................................................................................
            49,100   Waters Corp. (NON)                                                                        1,430,283
.........................................................................................................................
            77,700   Zimmer Holdings, Inc. (NON)                                                               3,500,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,523,417
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.9%)
.........................................................................................................................
            13,800   Amerada Hess Corp.                                                                          678,684
.........................................................................................................................
            59,500   Burlington Resources, Inc.                                                                3,217,165
.........................................................................................................................
            23,600   EOG Resources, Inc.                                                                         987,424
.........................................................................................................................
             8,800   Kerr-McGee Corp.                                                                            394,240
.........................................................................................................................
            82,000   Murphy Oil Corp.                                                                          4,313,200
.........................................................................................................................
           112,000   Noble Corp. (Cayman Islands) (NON)                                                        3,841,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,432,313
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.2%)
.........................................................................................................................
            81,100   Allergan, Inc. (SEG)                                                                      6,252,810
.........................................................................................................................
            43,450   Barr Laboratories, Inc. (NON)                                                             2,845,975
.........................................................................................................................
            71,600   Cephalon, Inc. (NON)                                                                      2,947,056
.........................................................................................................................
            26,500   Enzon, Inc. (NON)                                                                           331,780
.........................................................................................................................
            15,400   Forest Laboratories, Inc. (NON)                                                             843,150
.........................................................................................................................
            30,200   IVAX Corp. (NON)                                                                            539,070
.........................................................................................................................
           131,400   King Pharmaceuticals, Inc. (NON)                                                          1,939,464
.........................................................................................................................
            31,400   Medicis Pharmaceutical Corp. Class A                                                      1,780,380
.........................................................................................................................
            32,900   Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                              1,872,997
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,352,682
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.5%)
.........................................................................................................................
           194,400   Xerox Corp. (NON)                                                                         2,058,696
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.8%)
.........................................................................................................................
            42,900   CBRL Group, Inc.                                                                          1,667,094
.........................................................................................................................
            90,100   Darden Restaurants, Inc.                                                                  1,710,098
.........................................................................................................................
            49,000   Panera Bread Co. (NON)                                                                    1,960,000
.........................................................................................................................
           203,000   Starbucks Corp. (NON)                                                                     4,977,560
.........................................................................................................................
            94,500   Yum! Brands, Inc. (NON)                                                                   2,793,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,108,172
------------------------------------------------------------------------------------------------------------------------
Retail (7.9%)
.........................................................................................................................
           105,300   Abercrombie & Fitch Co. Class A (NON)                                                     2,991,573
.........................................................................................................................
            54,600   Advance Auto Parts, Inc. (NON)                                                            3,325,140
.........................................................................................................................
            54,300   AutoZone, Inc. (NON)                                                                      4,125,171
.........................................................................................................................
           106,500   Bed Bath & Beyond, Inc. (NON)                                                             4,133,265
.........................................................................................................................
            25,900   Best Buy Co., Inc. (NON)                                                                  1,137,528
.........................................................................................................................
            14,600   Columbia Sportswear Co. (NON)                                                               750,586
.........................................................................................................................
            87,700   Family Dollar Stores, Inc.                                                                3,345,755
.........................................................................................................................
            46,500   Michaels Stores, Inc.                                                                     1,769,790
.........................................................................................................................
           159,100   Office Depot, Inc. (NON)                                                                  2,308,541
.........................................................................................................................
            16,300   Rent-A-Center, Inc. (NON)                                                                 1,235,703
.........................................................................................................................
            67,200   Ross Stores, Inc.                                                                         2,872,128
.........................................................................................................................
           173,800   Staples, Inc. (NON)                                                                       3,189,230
.........................................................................................................................
            24,900   Talbots, Inc. (The)                                                                         733,305
.........................................................................................................................
             1,200   Timberland Co. (The) Class A (NON)                                                           63,432
.........................................................................................................................
           234,900   TJX Cos., Inc. (The)                                                                      4,425,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,406,663
------------------------------------------------------------------------------------------------------------------------
Schools (1.1%)
.........................................................................................................................
            55,400   Apollo Group, Inc. Class A (NON)                                                          3,421,504
.........................................................................................................................
            26,400   Career Education Corp. (NON)                                                              1,806,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,227,792
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.4%)
.........................................................................................................................
            86,700   KLA-Tencor Corp. (NON)                                                                    4,030,683
.........................................................................................................................
           220,600   LAM Research Corp. (NON)                                                                  4,017,126
.........................................................................................................................
            87,800   Novellus Systems, Inc. (NON)                                                              3,215,324
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,263,133
------------------------------------------------------------------------------------------------------------------------
Software (8.0%)
.........................................................................................................................
           232,200   Adobe Systems, Inc.                                                                       7,446,654
.........................................................................................................................
            43,900   Amdocs, Ltd. (Guernsey) (NON)                                                             1,053,600
.........................................................................................................................
            27,400   BEA Systems, Inc. (NON)                                                                     297,564
.........................................................................................................................
           257,200   BMC Software, Inc. (NON)                                                                  4,200,076
.........................................................................................................................
            15,300   Business Objects SA ADR (France) (NON)                                                      335,835
.........................................................................................................................
            24,000   Cognos, Inc. (Canada) (NON)                                                                 648,000
.........................................................................................................................
            75,500   Electronic Arts, Inc. (NON)                                                               5,586,245
.........................................................................................................................
            32,700   Internet Security Systems, Inc. (NON)                                                       473,823
.........................................................................................................................
            10,500   Intuit, Inc. (NON)                                                                          467,565
.........................................................................................................................
           121,700   Macromedia, Inc. (NON)                                                                    2,560,568
.........................................................................................................................
            43,100   Manhattan Associates, Inc. (NON)                                                          1,119,307
.........................................................................................................................
           112,700   Mercury Interactive Corp. (NON)                                                           4,351,347
.........................................................................................................................
            25,000   NETIQ Corp. (NON)                                                                           386,500
.........................................................................................................................
            37,200   Network Associates, Inc. (NON)                                                              471,696
.........................................................................................................................
            78,200   Symantec Corp. (NON)                                                                      3,429,852
.........................................................................................................................
            11,900   Synopsys, Inc. (NON)                                                                        736,015
.........................................................................................................................
           102,200   TIBCO Software, Inc. (NON)                                                                  520,198
.........................................................................................................................
            90,000   VERITAS Software Corp. (NON)                                                              2,580,300
.........................................................................................................................
            25,500   webMethods, Inc. (NON)                                                                      207,315
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,872,460
------------------------------------------------------------------------------------------------------------------------
Technology Services (6.6%)
.........................................................................................................................
           131,600   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                             6,018,068
.........................................................................................................................
            47,100   CACI International, Inc. Class A (NON)                                                    1,615,530
.........................................................................................................................
           109,700   Checkfree Corp. (NON)                                                                     3,054,048
.........................................................................................................................
           118,100   Cognizant Technology Solutions Corp. (NON)                                                2,876,916
.........................................................................................................................
            31,500   Concord EFS, Inc. (NON)                                                                     463,680
.........................................................................................................................
            24,900   Convergys Corp. (NON) (SEG)                                                                 398,400
.........................................................................................................................
           197,100   Fiserv, Inc. (NON)                                                                        7,018,731
.........................................................................................................................
           239,200   SunGard Data Systems, Inc. (NON)                                                          6,197,672
.........................................................................................................................
           200,600   VeriSign, Inc. (NON)                                                                      2,774,298
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,417,343
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.8%)
.........................................................................................................................
            49,600   American Tower Corp. Class A (NON)                                                          438,960
.........................................................................................................................
           127,500   CenturyTel, Inc.                                                                          4,443,375
.........................................................................................................................
            68,000   Cincinnati Bell, Inc. (NON)                                                                 455,600
.........................................................................................................................
            57,000   Citizens Communications Co. (NON)                                                           734,730
.........................................................................................................................
            11,600   Commonwealth Telephone Enterprises,
                     Inc. (NON)                                                                                  510,052
.........................................................................................................................
            71,500   Nextel Communications, Inc. Class A (NON)                                                 1,292,720
.........................................................................................................................
            42,700   Western Wireless Corp. Class A (NON)                                                        492,331
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,367,768
------------------------------------------------------------------------------------------------------------------------
Textiles (1.3%)
.........................................................................................................................
            60,300   Jones Apparel Group, Inc. (NON)                                                           1,764,378
.........................................................................................................................
            38,600   Kellwood Co.                                                                              1,220,918
.........................................................................................................................
            54,100   Mohawk Industries, Inc. (NON)                                                             3,004,173
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,989,469
------------------------------------------------------------------------------------------------------------------------
Toys (0.4%)
.........................................................................................................................
           101,800   Mattel, Inc.                                                                              1,926,056
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.1%)
.........................................................................................................................
             6,100   PACCAR, Inc.                                                                                412,116
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.6%)
.........................................................................................................................
            65,900   Stericycle, Inc. (NON)                                                                    2,535,832
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $410,016,549)                                                                    $452,080,703
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $34,349,127   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                             $34,328,846
.........................................................................................................................
         6,663,683   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                               6,663,683
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $40,992,529)                                                                      $40,992,529
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $451,009,078)                                                                    $493,073,232
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $6,569,775   $6,646,281      Sep-03       $(76,506)
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund

The fund's portfolio
June 30, 2003 (Unaudited)

COMMON STOCKS (99.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.4%)
.........................................................................................................................
           163,700   Lamar Advertising Co. (NON)                                                              $5,763,876
.........................................................................................................................
           115,800   Omnicom Group, Inc.                                                                       8,302,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,066,736
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
.........................................................................................................................
           117,100   L-3 Communications Holdings, Inc. (NON)                                                   5,092,679
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
.........................................................................................................................
           206,300   Southwest Airlines Co.                                                                    3,548,360
------------------------------------------------------------------------------------------------------------------------
Banking (1.6%)
.........................................................................................................................
           118,600   Doral Financial Corp.                                                                     5,295,490
.........................................................................................................................
           215,800   State Street Corp.                                                                        8,502,520
.........................................................................................................................
           577,300   U.S. Bancorp                                                                             14,143,850
.........................................................................................................................
           135,300   Washington Mutual, Inc.                                                                   5,587,890
.........................................................................................................................
           215,100   Wells Fargo & Co.                                                                        10,841,040
.........................................................................................................................
           139,500   Zions Bancorp.                                                                            7,060,095
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,430,885
------------------------------------------------------------------------------------------------------------------------
Beverage (2.4%)
.........................................................................................................................
           224,500   Anheuser-Busch Cos., Inc.                                                                11,460,725
.........................................................................................................................
           383,527   Coca-Cola Enterprises, Inc.                                                               6,961,015
.........................................................................................................................
           192,000   Pepsi Bottling Group, Inc. (The)                                                          3,843,840
.........................................................................................................................
         1,221,200   PepsiCo, Inc.                                                                            54,343,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              76,608,980
------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.9%)
.........................................................................................................................
         1,221,300   Amgen, Inc. (NON)                                                                        81,143,172
.........................................................................................................................
           178,500   Genzyme Corp. (NON)                                                                       7,461,300
.........................................................................................................................
           273,800   Gilead Sciences, Inc. (NON)                                                              15,217,804
.........................................................................................................................
           597,200   MedImmune, Inc. (NON)                                                                    21,720,164
------------------------------------------------------------------------------------------------------------------------
                                                                                                             125,542,440
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
           418,300   Viacom, Inc. Class B (NON)                                                               18,262,978
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.2%)
.........................................................................................................................
           115,851   Comcast Corp. Class A (NON)                                                               3,496,383
.........................................................................................................................
           687,100   Comcast Corp. Class A (Special) (NON)                                                    19,809,093
.........................................................................................................................
           431,200   Echostar Communications Corp.
                     Class A (NON)                                                                            14,928,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,233,620
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.3%)
.........................................................................................................................
           317,200   3M Co.                                                                                   40,912,456
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
.........................................................................................................................
           147,600   H&R Block, Inc.                                                                           6,383,700
.........................................................................................................................
           202,300   Iron Mountain, Inc. (NON)                                                                 7,503,307
.........................................................................................................................
           209,600   Paychex, Inc.                                                                             6,143,376
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,030,383
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.6%)
.........................................................................................................................
           211,900   Avaya, Inc. (NON)                                                                         1,368,874
.........................................................................................................................
         1,256,300   CIENA Corp. (NON)                                                                         6,520,197
.........................................................................................................................
         4,412,400   Cisco Systems, Inc. (NON)                                                                73,642,956
.........................................................................................................................
            71,400   Harris Corp.                                                                              2,145,570
.........................................................................................................................
           848,000   QUALCOMM, Inc.                                                                           30,316,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             113,993,597
------------------------------------------------------------------------------------------------------------------------
Computers (5.3%)
.........................................................................................................................
         2,994,800   Dell Computer Corp. (NON)                                                                95,713,808
.........................................................................................................................
           576,500   IBM Corp.                                                                                47,561,250
.........................................................................................................................
           344,900   Lexmark International, Inc. (NON)                                                        24,408,573
------------------------------------------------------------------------------------------------------------------------
                                                                                                             167,683,631
------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.2%)
.........................................................................................................................
         5,746,600   General Electric Co.                                                                    164,812,488
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.6%)
.........................................................................................................................
           466,200   Capital One Financial Corp.                                                              22,927,716
.........................................................................................................................
         2,878,800   MBNA Corp.                                                                               59,994,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                              82,921,908
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.0%)
.........................................................................................................................
           198,300   Colgate-Palmolive Co.                                                                    11,491,485
.........................................................................................................................
           598,600   Procter & Gamble Co.                                                                     53,383,148
------------------------------------------------------------------------------------------------------------------------
                                                                                                              64,874,633
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
.........................................................................................................................
            90,700   Getty Images, Inc. (Canada) (NON)                                                         3,745,910
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
.........................................................................................................................
            82,600   Sealed Air Corp. (NON)                                                                    3,936,716
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
.........................................................................................................................
            57,200   Performance Food Group Co. (NON)                                                          2,116,400
.........................................................................................................................
           160,200   SYSCO Corp.                                                                               4,812,408
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,928,808
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
.........................................................................................................................
           575,660   Edison International (NON)                                                                9,458,094
.........................................................................................................................
           188,400   Entergy Corp.                                                                             9,943,752
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,401,846
------------------------------------------------------------------------------------------------------------------------
Electronics (4.7%)
.........................................................................................................................
            95,200   Arrow Electronics, Inc. (NON)                                                             1,450,848
.........................................................................................................................
         5,302,400   Intel Corp.                                                                             110,205,082
.........................................................................................................................
           160,700   Intersil Corp. Class A (NON)                                                              4,276,227
.........................................................................................................................
           542,900   PMC - Sierra, Inc. (NON)                                                                  6,368,217
.........................................................................................................................
           574,500   QLogic Corp. (NON)                                                                       27,765,585
------------------------------------------------------------------------------------------------------------------------
                                                                                                             150,065,959
------------------------------------------------------------------------------------------------------------------------
Energy (0.4%)
.........................................................................................................................
           242,600   BJ Services Co. (NON)                                                                     9,063,536
.........................................................................................................................
           185,300   GlobalSantaFe Corp. (Cayman Islands)                                                      4,324,902
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,388,438
------------------------------------------------------------------------------------------------------------------------
Financial (3.7%)
.........................................................................................................................
           932,700   Citigroup, Inc.                                                                          39,919,560
.........................................................................................................................
           819,200   Fannie Mae                                                                               55,246,848
.........................................................................................................................
           430,200   Freddie Mac                                                                              21,841,254
------------------------------------------------------------------------------------------------------------------------
                                                                                                             117,007,662
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
.........................................................................................................................
           122,600   Krispy Kreme Doughnuts, Inc. (NON)                                                        5,048,668
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.8%)
.........................................................................................................................
           168,200   GTECH Holdings Corp.                                                                      6,332,730
.........................................................................................................................
           365,500   Harrah's Entertainment, Inc. (NON)                                                       14,707,720
.........................................................................................................................
            29,000   International Game Technology                                                             2,967,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,008,020
------------------------------------------------------------------------------------------------------------------------
Health Care Services (7.7%)
.........................................................................................................................
           567,900   AdvancePCS (NON)                                                                         21,710,817
.........................................................................................................................
           492,300   AmerisourceBergen Corp.                                                                  34,141,005
.........................................................................................................................
            81,500   Anthem, Inc. (NON)                                                                        6,287,725
.........................................................................................................................
           958,000   Cardinal Health, Inc.                                                                    61,599,400
.........................................................................................................................
           148,400   Caremark Rx, Inc. (NON)                                                                   3,810,912
.........................................................................................................................
           287,300   Coventry Health Care, Inc. (NON)                                                         13,261,768
.........................................................................................................................
           267,600   Express Scripts, Inc. Class A (NON)                                                      18,282,432
.........................................................................................................................
           259,100   Health Management Associates, Inc.
                     Class A                                                                                   4,780,395
.........................................................................................................................
            53,700   Henry Schein, Inc. (NON)                                                                  2,810,658
.........................................................................................................................
           109,100   Mid Atlantic Medical Services, Inc. (NON)                                                 5,705,930
.........................................................................................................................
            69,200   Quest Diagnostics, Inc. (NON)                                                             4,414,960
.........................................................................................................................
           236,200   Steris Corp. (NON)                                                                        5,453,858
.........................................................................................................................
           644,200   UnitedHealth Group, Inc.                                                                 32,371,050
.........................................................................................................................
           133,600   Universal Health Services, Inc. Class B (NON)                                             5,293,232
.........................................................................................................................
           288,600   Wellpoint Health Networks, Inc. (NON)                                                    24,328,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                             244,253,122
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
.........................................................................................................................
           161,800   Whirlpool Corp.                                                                          10,306,660
------------------------------------------------------------------------------------------------------------------------
Insurance (2.1%)
.........................................................................................................................
           929,200   American International Group, Inc.                                                       51,273,256
.........................................................................................................................
           139,900   Brown & Brown, Inc.                                                                       4,546,750
.........................................................................................................................
           317,175   Fidelity National Financial, Inc.                                                         9,756,303
------------------------------------------------------------------------------------------------------------------------
                                                                                                              65,576,309
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.2%)
.........................................................................................................................
           104,000   SEI Investments Co.                                                                       3,328,000
.........................................................................................................................
            93,800   Waddell & Reed Financial, Inc.                                                            2,407,846
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,735,846
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.6%)
.........................................................................................................................
            79,700   Marriott International, Inc. Class A                                                      3,062,074
.........................................................................................................................
           699,600   Royal Caribbean Cruises, Ltd.                                                            16,202,736
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,264,810
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
.........................................................................................................................
           410,300   AOL Time Warner, Inc. (NON)                                                               6,601,727
.........................................................................................................................
           207,400   Fox Entertainment Group, Inc. Class A (NON)                                               5,968,972
.........................................................................................................................
           241,600   Walt Disney Co. (The)                                                                     4,771,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,342,299
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.1%)
.........................................................................................................................
            54,500   Beckman Coulter, Inc.                                                                     2,214,880
.........................................................................................................................
           182,800   Boston Scientific Corp. (NON)                                                            11,169,080
.........................................................................................................................
           218,500   Guidant Corp.                                                                             9,699,215
.........................................................................................................................
           805,100   Medtronic, Inc.                                                                          38,620,647
.........................................................................................................................
            64,000   Varian Medical Systems, Inc. (NON)                                                        3,684,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                              65,388,302
------------------------------------------------------------------------------------------------------------------------
Metals (0.6%)
.........................................................................................................................
           792,610   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                                                                  19,418,945
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.2%)
.........................................................................................................................
           116,300   Burlington Resources, Inc.                                                                6,288,341
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (16.4%)
.........................................................................................................................
           939,200   Abbott Laboratories                                                                      41,099,392
.........................................................................................................................
           278,700   Allergan, Inc.                                                                           21,487,770
.........................................................................................................................
           162,500   Barr Laboratories, Inc. (NON)                                                            10,643,750
.........................................................................................................................
           388,800   Forest Laboratories, Inc. (NON)                                                          21,286,800
.........................................................................................................................
         2,012,800   Johnson & Johnson                                                                       104,061,760
.........................................................................................................................
           228,100   Lilly (Eli) & Co.                                                                        15,732,057
.........................................................................................................................
           918,100   Merck & Co., Inc.                                                                        55,590,955
.........................................................................................................................
         5,498,640   Pfizer, Inc.                                                                            187,778,556
.........................................................................................................................
         1,475,300   Wyeth                                                                                    67,199,915
------------------------------------------------------------------------------------------------------------------------
                                                                                                             524,880,955
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
            55,800   McGraw-Hill Cos., Inc. (The)                                                              3,459,600
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.2%)
.........................................................................................................................
           238,800   BellSouth Corp.                                                                           6,359,244
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
.........................................................................................................................
            70,500   CBRL Group, Inc.                                                                          2,739,630
.........................................................................................................................
           581,000   Starbucks Corp. (NON)                                                                    14,246,120
.........................................................................................................................
           215,400   Yum! Brands, Inc. (NON)                                                                   6,367,224
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,352,974
------------------------------------------------------------------------------------------------------------------------
Retail (11.6%)
.........................................................................................................................
           149,500   Abercrombie & Fitch Co. Class A (NON)                                                     4,247,295
.........................................................................................................................
           248,200   Advance Auto Parts, Inc. (NON)                                                           15,115,380
.........................................................................................................................
           187,500   AutoZone, Inc. (NON)                                                                     14,244,375
.........................................................................................................................
           351,500   Bed Bath & Beyond, Inc. (NON)                                                            13,641,715
.........................................................................................................................
           533,600   Best Buy Co., Inc. (NON)                                                                 23,435,712
.........................................................................................................................
           140,200   Chico's FAS, Inc. (NON)                                                                   2,951,210
.........................................................................................................................
            74,800   Expedia, Inc. Class A (NON)                                                               5,713,224
.........................................................................................................................
           190,500   Family Dollar Stores, Inc.                                                                7,267,575
.........................................................................................................................
           265,100   Federated Department Stores, Inc.                                                         9,768,935
.........................................................................................................................
         1,290,400   Home Depot, Inc. (The)                                                                   42,738,048
.........................................................................................................................
           223,400   Kohl's Corp. (NON)                                                                       11,478,292
.........................................................................................................................
           549,722   Kroger Co. (NON)                                                                          9,169,363
.........................................................................................................................
         1,249,000   Lowe's Cos., Inc.                                                                        53,644,550
.........................................................................................................................
           233,000   Office Depot, Inc. (NON)                                                                  3,380,830
.........................................................................................................................
            45,500   Rent-A-Center, Inc. (NON)                                                                 3,449,355
.........................................................................................................................
           903,800   Staples, Inc. (NON)                                                                      16,584,730
.........................................................................................................................
            42,600   Timberland Co. (The) Class A (NON)                                                        2,251,836
.........................................................................................................................
         1,170,500   TJX Cos., Inc. (The)                                                                     22,052,220
.........................................................................................................................
         1,727,500   Wal-Mart Stores, Inc.                                                                    92,714,925
.........................................................................................................................
           209,700   Walgreen Co.                                                                              6,311,970
.........................................................................................................................
            96,766   Whole Foods Market, Inc. (NON)                                                            4,599,288
.........................................................................................................................
           227,100   Williams-Sonoma, Inc. (NON)                                                               6,631,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                             371,392,148
------------------------------------------------------------------------------------------------------------------------
Schools (1.4%)
.........................................................................................................................
           388,700   Apollo Group, Inc. Class A (NON)                                                         24,006,112
.........................................................................................................................
           309,000   Career Education Corp. (NON)                                                             21,141,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,147,892
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.5%)
.........................................................................................................................
           165,500   KLA-Tencor Corp. (NON)                                                                    7,694,095
.........................................................................................................................
           486,900   LAM Research Corp. (NON)                                                                  8,866,449
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,560,544
------------------------------------------------------------------------------------------------------------------------
Software (8.2%)
.........................................................................................................................
           381,300   Adobe Systems, Inc.                                                                      12,228,291
.........................................................................................................................
           278,700   BEA Systems, Inc. (NON)                                                                   3,026,682
.........................................................................................................................
         1,145,700   Computer Associates International, Inc.                                                  25,526,196
.........................................................................................................................
           183,700   Macromedia, Inc. (NON)                                                                    3,865,048
.........................................................................................................................
            79,800   Mercury Interactive Corp. (NON)                                                           3,081,078
.........................................................................................................................
         6,091,500   Microsoft Corp. (SEG)                                                                   156,003,315
.........................................................................................................................
         2,780,000   Oracle Corp. (NON)                                                                       33,415,600
.........................................................................................................................
           572,800   Symantec Corp. (NON)                                                                     25,123,008
------------------------------------------------------------------------------------------------------------------------
                                                                                                             262,269,218
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.2%)
.........................................................................................................................
           167,700   Affiliated Computer Services, Inc.
                     Class A (NON)                                                                             7,668,921
.........................................................................................................................
           163,100   Automatic Data Processing, Inc.                                                           5,522,566
.........................................................................................................................
            28,600   Electronic Data Systems Corp.                                                               613,470
.........................................................................................................................
           126,500   Fair, Isaac and Co., Inc.                                                                 6,508,425
.........................................................................................................................
           128,700   Fiserv, Inc. (NON)                                                                        4,583,007
.........................................................................................................................
           285,026   SunGard Data Systems, Inc. (NON)                                                          7,385,024
.........................................................................................................................
           472,500   VeriSign, Inc. (NON)                                                                      6,534,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,816,088
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
         2,169,700   AT&T Wireless Services, Inc. (NON)                                                       17,813,237
.........................................................................................................................
           434,200   CenturyTel, Inc.                                                                         15,131,870
.........................................................................................................................
           298,500   Sprint Corp. (FON Group)                                                                  4,298,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,243,507
------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
.........................................................................................................................
           112,600   Liz Claiborne, Inc.                                                                       3,969,150
.........................................................................................................................
           303,300   Reebok International, Ltd. (NON)                                                         10,199,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,169,129
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.1%)
.........................................................................................................................
           783,100   Altria Group, Inc.                                                                       35,584,064
------------------------------------------------------------------------------------------------------------------------
Toys (0.4%)
.........................................................................................................................
           655,800   Mattel, Inc.                                                                             12,407,736
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,996,789,300)                                                                $3,176,765,534
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $57,104,185   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 0.91% to 1.40%
                     and due dates ranging from July 1,
                     2003 to August 22, 2003 (d)                                                             $57,070,469
.........................................................................................................................
        34,184,037   Short-term investments held in Putnam
                     commingled cash account with yields
                     ranging from 1.00% to 1.32%
                     and due dates ranging from July 1,
                     2003 to August 18, 2003 (d)                                                              34,184,037
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $91,254,506)                                                                      $91,254,506
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $3,088,043,806)                                                                $3,268,020,040
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2003 (Unaudited)
------------------------------------------------------------------------------
                               Market    Aggregate  Expiration     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
S&P 500 Index
(Long)                     $8,516,374   $8,627,751      Sep-03      $(111,377)
------------------------------------------------------------------------------
See page 189 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 2003 (Unaudited)

  (a) Percentages indicated are based on net assets.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2003 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2003. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 5.0% of each fund's net assets.

(DEF) Security is in default of principal and interest.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT Research Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund at June 30, 2003.

 (R) Real Estate Investment Trust.

 (d) See Note 1 to the financial statements.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

     TBA after the name of a security represents to be announced securities (Note 1).

     AMBAC represents AMBAC Indemnity Corporation.

     G.O. Bonds represent General Obligation Bonds.

     FLIRB represents Front Loaded Interest Reduction Bond.

     The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
     (FRN) are the current interest rates shown at June 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.







PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $756,644,076       $33,521,273        $2,038,450       $42,756,214      $603,602,393
Cash                                            2,701,109                --                --                --         1,007,336
Foreign currency, at value (Note 1)                    --                --                --                --         2,539,232
Dividends, interest, and other
receivables                                     3,704,227            48,954             1,248            16,353        10,027,142
Receivable for shares of the fund sold             17,496            17,861           113,266             8,655           268,136
Receivable for securities sold                185,961,910            13,381           133,278            75,320        16,160,594
Receivable for open swap contracts
(Note 1)                                               --                --                --                --         1,847,339
Receivable for open forward currency
contracts (Note 1)                                     --                --                --                --         1,160,687
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --                --           169,355
Receivable from Manager (Note 2)                       --                --             5,145                --                --
...................................................................................................................................
Total assets                                  949,028,818        33,601,469         2,291,387        42,856,542       636,782,214
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --                --                --               558                --
Payable for variation margin  (Note 1)                 --                --                --                --           577,069
Payable for securities purchased              269,660,354           383,763           200,374            28,067        24,493,099
Payable for shares of the fund
repurchased                                       645,372           114,042                --           118,165            17,166
Payable for compensation of Manager
(Note 2)                                          894,922            17,461                --            24,611         1,003,229
Payable for investor servicing and
custodian fees (Note 2)                            34,352             8,492                --             9,771            72,890
Payable for compensation of Trustees
(Note 2)                                            9,968             3,265                38             7,853            44,309
Payable for administrative services
(Note 2)                                              825               338                 3               364             1,062
Payable for distribution fees (Note 2)             34,895             3,435                52             5,985            25,713
Written options outstanding, at value
(Note 1)                                               --            13,381                --             2,261                --
Collateral on securities loaned, at
value (Note 1)                                         --           182,371                --                --           316,288
Payable for open forward currency
contracts (Note 1)                                     --                --                --                --           395,272
Payable for closed forward currency
contracts (Note 1)                                     --                --                --                --         1,004,647
Payable for open swap contracts
(Note 1)                                               --                --                --                --           270,600
TBA sale commitments, at value (Note 1)       144,977,803                --                --                --         4,163,961
Other accrued expenses                             28,983            18,305             7,560            28,784            62,036
...................................................................................................................................
Total liabilities                             416,287,474           744,853           208,027           226,419        32,447,341
...................................................................................................................................
Net assets                                   $532,741,344       $32,856,616        $2,083,360       $42,630,123      $604,334,873
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4, 5 and 6)        $509,067,645       $37,585,094        $1,921,367       $55,025,493      $715,516,518
Undistributed net investment income
(loss) (Note 1)                                 6,328,355            (1,656)               18          (145,851)       20,051,045
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                           8,971,647        (7,938,268)           31,363       (18,019,456)     (131,811,483)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies (Note 5)                             8,373,697         3,211,446           130,612         5,769,937           578,793
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $532,741,344       $32,856,616        $2,083,360       $42,630,123      $604,334,873
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $366,176,413       $16,215,196        $1,799,029       $13,556,891      $477,842,325
Number of shares outstanding                   30,082,950         2,391,770           163,770         3,347,201        54,852,825
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $12.17             $6.78            $10.99             $4.05             $8.71
Computation of net asset value Class IB
Net Assets                                   $166,564,931       $16,641,420          $284,331       $29,073,232      $126,492,548
Number of shares outstanding                   13,733,695         2,464,760            25,889         7,224,121        14,639,105
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $12.13             $6.75            $10.98             $4.02             $8.64
...................................................................................................................................
Cost of investments (Note 1)                 $748,887,218       $30,309,827        $1,907,838       $36,986,098      $603,804,600
Cost of foreign currency (Note 1)                      --                --                --                --         2,622,973
Premiums received on written options
(Note 1)                                               --            13,381                --             1,939                --
Value of securities on loan (Note 1)                   --           178,087                --                --           307,788
Proceeds receivable on TBA sale
commitments (Note 1)                          145,594,642                --                --                --         4,196,162
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                   Equity        The George      Global Asset            Global        Growth and
                                                   Income       Putnam Fund        Allocation            Equity            Income
                                                     Fund         of Boston              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                      $12,240,243      $727,882,430      $488,141,200      $733,330,332    $5,570,425,722
Cash                                                   --         1,780,440         8,540,188            77,542           402,754
Foreign currency, at value (Note 1)                    --                --         2,365,561           771,093                --
Dividends, interest, and other
receivables                                        15,511         2,684,806         2,133,034         1,374,268        10,968,270
Receivable for shares of the fund sold            113,628           556,301           144,844             6,194           506,191
Receivable for securities sold                    485,180        48,581,173        26,702,683         2,677,006        39,780,041
Receivable for variation margin
(Note 1)                                               --           136,074            26,654                --                --
Receivable for open swap contracts
(Note 1)                                               --                --            13,585                --                --
Receivable for open forward currency
contracts (Note 1)                                     --                --         1,210,377           873,667                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --           201,508                --                --
Receivable from Manager (Note 2)                    1,735                --                --                --                --
Foreign tax reclaim                                    48            12,343           107,553           641,812            11,478
...................................................................................................................................
Total assets                                   12,856,345       781,633,567       529,587,187       739,751,914     5,622,094,456
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       20                --                --                --                --
Payable for variation margin  (Note 1)                 --                --                --            20,627                --
Payable for securities purchased                1,659,721        82,885,499        42,564,385         2,229,258        50,145,575
Payable for shares of the fund
repurchased                                        22,031           104,358           232,014           480,773         3,869,290
Payable for compensation of Manager
(Note 2)                                               --           996,291           772,312         1,343,887         6,383,617
Payable for investor servicing and
custodian fees (Note 2)                               445            63,664           170,524           108,311           193,932
Payable for compensation of Trustees
(Note 2)                                               38            31,927            62,934           125,454           295,486
Payable for administrative services
(Note 2)                                                3             1,084               742             1,354             4,305
Payable for distribution fees (Note 2)                562            43,140             5,376            14,126           145,266
Written options outstanding, at value
(Note 1)                                               --            28,721             6,011                --                --
Collateral on securities loaned, at
value (Note 1)                                         --         1,028,491        13,094,512        17,993,192        37,875,794
Payable for open forward currency
contracts (Note 1)                                     --             4,374           586,707           324,535                --
Payable for closed forward currency
contracts (Note 1)                                     --                --            56,261             3,788                --
Credit default contracts outstanding,
at value (Note 1)                                      --            21,851             8,949                --                --
Payable for open swap contracts
(Note 1)                                               --             4,403           156,039                --                --
TBA sale commitments, at value (Note 1)                --        29,571,968        17,010,139                --                --
Other accrued expenses                              9,535            45,245            56,729            70,612           178,550
...................................................................................................................................
Total liabilities                               1,692,355       114,831,016        74,783,634        22,715,917        99,091,815
...................................................................................................................................
Net assets                                    $11,163,990      $666,802,551      $454,803,553      $717,035,997    $5,523,002,641
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 6)            $11,048,738      $680,379,632      $554,280,909    $1,706,483,907    $5,855,543,447
Undistributed net investment income
(loss) (Note 1)                                    12,397         7,259,011         3,497,637         5,797,836        47,517,019
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                              (6,974)      (60,291,895)     (126,907,109)   (1,005,516,537)     (916,951,638)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                             109,829        39,455,803        23,932,116        10,270,791       536,893,813
...................................................................................................................................
Total -- Representing net assets
applicable to capital
shares outstanding                            $11,163,990      $666,802,551      $454,803,553      $717,035,997    $5,523,002,641
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                     $7,521,678      $455,427,189      $427,691,416      $649,513,057    $4,822,170,681
Number of shares outstanding                      708,352        45,110,573        35,242,560        82,219,707       235,967,435
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $10.62            $10.10            $12.14             $7.90            $20.44
Computation of net asset value Class IB
Net Assets                                     $3,642,312      $211,375,362       $27,112,137       $67,522,940      $700,831,960
Number of shares outstanding                      343,110        21,001,116         2,229,055         8,601,666        34,434,817
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $10.62            $10.06            $12.16             $7.85            $20.35
...................................................................................................................................
Cost of investments (Note 1)                  $12,130,414      $688,867,906      $465,528,742      $723,280,957    $5,033,531,909
Cost of foreign currency (Note 1)                      --                --         2,253,465           840,268                --
Premiums received on written options
(Note 1)                                               --            71,115            12,258                --                --
Premiums received on credit default
contracts (Note 1)                                     --            20,985             8,603                --                --
Value of securities on loan (Note 1)                   --         1,020,238        12,627,735        17,274,474        36,425,025
Proceeds receivable on TBA sale
commitments (Note 1)                                   --        29,796,260        17,133,089                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                      $70,664,019      $375,919,061      $715,352,819    $1,440,632,819      $824,791,271
Cash                                                   --           195,198         2,304,861         2,349,365                --
Foreign currency, at value (Note 1)                    --                74                --           359,638           101,143
Dividends, interest, and other
receivables                                        60,134           266,168        13,949,476        11,581,823         1,373,539
Receivable for shares of the fund sold             84,874           187,600           542,239           643,024           989,020
Receivable for securities sold                     72,729         7,411,118         8,874,666       171,661,808         5,692,225
Receivable for variation margin
(Note 1)                                               --                --                --           482,443                --
Receivable for open swap contracts
(Note 1)                                               --                --         1,954,051                --                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --             1,152                --                --
Receivable for open forward currency
contracts (Note 1)                                     --            20,223           106,331                --           484,291
Foreign tax reclaim                                    --           158,309                --                --         1,007,370
...................................................................................................................................
Total assets                                   70,881,756       384,157,751       743,085,595     1,627,710,920       834,438,859
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       76                --                --                --           728,033
Payable for variation margin  (Note 1)                 --             3,415                --                --                --
Payable for securities purchased                   95,718         5,593,366        13,866,663       345,737,085         6,560,770
Payable for shares of the fund
repurchased                                        86,036           222,593           452,086         1,446,592           591,511
Payable for compensation of Manager
(Note 2)                                          120,048           614,511         1,167,453         1,696,499         1,462,544
Payable for investor servicing and
custodian fees (Note 2)                            16,412            44,247            57,533            64,853           162,576
Payable for compensation of Trustees
(Note 2)                                            7,507            22,186            75,810            74,687            59,346
Payable for administrative services
(Note 2)                                              447               731             1,131             1,789             1,237
Payable for distribution fees (Note 2)              7,064            30,877            24,927            50,492            80,060
Collateral on securities loaned, at
value (Note 1)                                         --         9,619,467           582,848            11,772        23,782,302
Payable for open forward currency
contracts (Note 1)                                     --           297,579             4,049                --           470,449
Payable for closed forward currency
contracts (Note 1)                                     --                --                --                --            11,116
Credit default contracts outstanding,
at value (Note 1)                                      --                --                --           103,114                --
Payable for open swap contracts
(Note 1)                                               --                --                --            21,784                --
TBA sale commitments, at value (Note 1)                --                --                --       115,295,793                --
Other accrued expenses                             23,534            33,444            66,680            71,019            63,898
...................................................................................................................................
Total liabilities                                 356,842        16,482,416        16,299,180       464,575,479        33,973,842
...................................................................................................................................
Net assets                                    $70,524,914      $367,675,335      $726,786,415    $1,163,135,441      $800,465,017
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)           $174,621,884      $420,015,603    $1,121,342,479    $1,129,334,727    $1,087,851,082
Undistributed net investment income
(loss) (Note 1)                                    17,528             1,234        22,037,289        22,967,336         8,744,160
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (104,094,045)      (92,896,781)     (372,351,179)      (11,096,493)     (293,249,591)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies (Note 5)                               (20,453)       40,555,279       (44,242,174)       21,929,871        (2,880,634)
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                   $70,524,914      $367,675,335      $726,786,415    $1,163,135,441      $800,465,017
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                    $36,647,805      $217,534,707      $600,840,916      $914,397,148      $416,935,446
Number of shares outstanding                    8,810,531        20,867,543        82,552,616        70,937,621        39,140,725
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $4.16            $10.42             $7.28            $12.89            $10.65
Computation of net asset value Class IB
Net Assets                                    $33,877,109      $150,140,628      $125,945,499      $248,738,293      $383,529,571
Number of shares outstanding                    8,206,789        14,469,259        17,361,165        19,382,624        36,142,311
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $4.13            $10.38             $7.25            $12.83            $10.61
...................................................................................................................................
Cost of investments (Note 1)                  $70,684,472      $335,096,920      $761,647,828    $1,418,854,590      $827,771,827
Cost of foreign currency (Note 1)                      --                78                --           305,608            97,413
Premiums received on credit default
contracts (Note 1)                                     --                --                --            98,987                --
Value of securities on loan (Note 1)                   --         9,354,499           542,581            11,282        22,815,867
Proceeds receivable on TBA sale
commitments (Note 1)                                   --                --                --       115,930,490                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT                           Putnam VT         Putnam VT
                                            International     International         Putnam VT           Mid Cap             Money
                                               Growth and New Opportunities         Investors             Value            Market
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $253,135,420      $229,928,257      $545,601,046        $4,225,925      $715,495,312
Cash                                              192,896           262,922                --                --             7,367
Foreign currency, at value (Note 1)                19,891                --                --                --                --
Dividends, interest, and other
receivables                                       286,585           623,343           680,431             4,558           425,323
Receivable for shares of the fund sold             37,496           135,548           140,602            56,618           748,694
Receivable for securities sold                  2,515,742         5,041,740         3,283,321            89,664                --
Receivable for open forward currency
contracts (Note 1)                                     --           173,236                --                --                --
Receivable from Manager (Note 2)                       --                --                --             3,798                --
Foreign tax reclaim                               431,382           243,640                --                --                --
...................................................................................................................................
Total assets                                  256,619,412       236,408,686       549,705,400         4,380,563       716,676,696
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --         1,062,717                --                --                --
Payable for variation margin (Note 1)                  --                --             2,845                --                --
Distributions payable to shareholders                  --                --                --                --            19,096
Payable for securities purchased                4,222,326         4,939,352           696,261           345,759         9,000,000
Payable for shares of the fund
repurchased                                       302,101           140,923           358,045                 3           391,643
Payable for compensation of Manager
(Note 2)                                          485,341           526,734           836,126                --           805,169
Payable for investor servicing and
custodian fees (Note 2)                            47,902             5,963            28,644                 1            50,142
Payable for compensation of Trustees
(Note 2)                                           26,932            25,760            31,517                38            34,762
Payable for administrative services
(Note 2)                                              731               698               387                 3               927
Payable for distribution fees (Note 2)             10,238            26,663            39,783                86            26,991
Written options outstanding, at value
(Note 1)                                               --                --            47,557                --                --
Collateral on securities loaned, at
value (Note 1)                                         --         9,284,319        11,941,065                --                --
Payable for open forward currency
contracts (Note 1)                                     --           188,044                --                --                --
Other accrued expenses                             37,761            30,794            52,188             7,615            35,920
...................................................................................................................................
Total liabilities                               5,133,332        16,231,967        14,034,418           353,505        10,364,650
...................................................................................................................................
Net assets                                   $251,486,080      $220,176,719      $535,670,982        $4,027,058      $706,312,046
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 6)           $348,531,414      $448,873,797    $1,014,704,388        $3,959,022      $706,297,994
Undistributed net investment income
(loss) (Note 1)                                 3,216,164         1,644,041         1,806,455             4,149                --
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (102,204,509)     (256,869,686)     (521,392,667)           11,781            14,052
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                      1,943,011        26,528,567        40,552,806            52,106                --
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $251,486,080      $220,176,719      $535,670,982        $4,027,058      $706,312,046
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $201,851,218       $92,987,422      $344,294,000        $3,364,574      $576,436,903
Number of shares outstanding                   22,383,600        10,135,411        44,384,221           312,708       576,416,693
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $9.02             $9.17             $7.76            $10.76             $1.00
Computation of net asset value Class IB
Net Assets                                    $49,634,862      $127,189,297      $191,376,982          $662,484      $129,875,143
Number of shares outstanding                    5,517,609        13,906,230        24,743,162            61,588       129,881,301
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $9.00             $9.15             $7.73            $10.76             $1.00
...................................................................................................................................
Cost of investments (Note 1)                 $251,251,141      $203,408,047      $505,056,484        $4,173,819      $715,495,312
Cost of foreign currency (Note 1)                  19,922                --                --                --                --
Premiums received on written options
(Note 1)                                               --                --            63,976                --                --
Value of securities on loan (Note 1)                   --         8,829,212        11,604,110                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT                           Putnam VT                           Putnam VT
                                                      New         Putnam VT             OTC &         Putnam VT         Small Cap
                                            Opportunities         New Value   Emerging Growth          Research             Value
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                   $1,904,503,864      $507,052,096      $107,837,210      $236,736,654      $512,065,384
Cash                                              404,472             8,049                --                --           352,027
Dividends, interest, and other
receivables                                       700,598           705,160            17,166           431,041           530,056
Receivable for shares of the fund sold            182,472           173,739             4,933            57,482           201,688
Receivable for securities sold                  9,576,171         6,467,663           218,857            15,329         1,133,670
Receivable for variation margin
(Note 1)                                               --                --                --               569                --
Receivable for open forward currency
contracts (Note 1)                                     --                --                --           168,785                --
Foreign tax reclaim                                    --                --                --             9,276                --
...................................................................................................................................
Total assets                                1,915,367,577       514,406,707       108,078,166       237,419,136       514,282,825
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --                --                --            14,386                --
Payable for securities purchased               13,038,692        10,596,772            30,891           232,892         1,342,428
Payable for shares of the fund
repurchased                                     1,697,228           675,093           286,818            94,040           555,384
Payable for compensation of Manager
(Note 2)                                        2,717,160           811,490           173,127           365,572           848,656
Payable for investor servicing and
custodian fees (Note 2)                            81,993            35,898            13,884            27,083            46,711
Payable for compensation of Trustees
(Note 2)                                          175,868            24,603            18,601            17,323            13,236
Payable for administrative services
(Note 2)                                            2,387               779               651               698               728
Payable for distribution fees (Note 2)             29,725            23,959             7,875            22,864            49,308
Written options outstanding, at value
(Note 1)                                           94,736                --             7,667                --                --
Collateral on securities loaned, at
value (Note 1)                                         --         8,087,012                --         2,264,745        43,041,816
Payable for open forward currency
contracts (Note 1)                                     --                --                --            60,626                --
Payable for closed forward currency
contracts (Note 1)                                     --                --                --             7,200                --
Other accrued expenses                             94,549            37,358            25,245            29,550            39,763
...................................................................................................................................
Total liabilities                              17,932,338        20,292,964           564,759         3,136,979        45,938,030
...................................................................................................................................
Net assets                                 $1,897,435,239      $494,113,743      $107,513,407      $234,282,157      $468,344,795
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)            $3,494,281,557      $522,207,725      $496,596,396      $356,799,162      $476,735,179
Undistributed net investment income
(loss) (Note 1)                                (1,338,128)        2,721,433          (355,088)        1,201,728         1,069,584
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                      (1,657,338,385)      (75,990,443)     (397,621,054)     (137,571,881)      (44,510,474)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     61,830,195        45,175,028         8,893,153        13,853,148        35,050,506
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                $1,897,435,239      $494,113,743      $107,513,407      $234,282,157      $468,344,795
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                 $1,753,518,946      $378,115,858       $69,595,164      $124,185,584      $227,577,688
Number of shares outstanding                  130,816,334        31,294,400        14,506,839        13,317,249        15,911,685
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $13.40            $12.08             $4.80             $9.33            $14.30
Computation of net asset value Class IB
Net Assets                                   $143,916,293      $115,997,885       $37,918,243      $110,096,573      $240,767,107
Number of shares outstanding                   10,857,396         9,635,714         7,976,689        11,844,353        16,912,553
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $13.26            $12.04             $4.75             $9.30            $14.24
...................................................................................................................................
Cost of investments (Note 1)               $1,842,645,389      $461,877,068       $98,942,967      $222,985,514      $477,014,878
Premiums received on written options
(Note 1)                                          154,409                --             6,577                --                --
Value of securities on loan (Note 1)                   --         7,637,854                --         2,167,975        41,452,480
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2003 (Unaudited)
                                                Putnam VT
                                         Utilities Growth         Putnam VT         Putnam VT
                                               and Income             Vista           Voyager
                                                     Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $420,272,758      $493,073,232    $3,268,020,040
Cash                                              130,361           156,380           269,176
Dividends, interest, and other
receivables                                     1,075,167            95,653         3,098,636
Receivable for shares of the fund sold             88,897           174,454           794,392
Receivable for securities sold                  3,500,421         6,551,360         9,913,386
Receivable for variation margin
(Note 1)                                           10,500                --            18,199
Receivable for open forward currency
contracts (Note 1)                                185,613                --                --
Foreign tax reclaim                                67,879                --                --
...................................................................................................................................
Total assets                                  425,331,596       500,051,079     3,282,113,829
...................................................................................................................................
Liabilities
Payable for variation margin  (Note 1)                 --               569                --
Payable for securities purchased                3,330,271         3,385,464        26,083,258
Payable for shares of the fund
repurchased                                       320,013           113,666         1,915,915
Payable for compensation of Manager
(Note 2)                                          676,182           709,519         4,323,638
Payable for investor servicing and
custodian fees (Note 2)                            49,814            42,770           128,747
Payable for compensation of Trustees
(Note 2)                                           70,853            27,213           239,740
Payable for administrative services
(Note 2)                                              797               800             3,900
Payable for distribution fees (Note 2)              9,012            44,687            87,347
Collateral on securities loaned, at
value (Note 1)                                 11,714,865        34,328,846        57,070,469
Payable for open forward currency
contracts (Note 1)                                 95,172                --                --
Payable for closed forward currency
contracts (Note 1)                                  2,682                --                --
Other accrued expenses                             38,959            52,334           153,118
...................................................................................................................................
Total liabilities                              16,308,620        38,705,868        90,006,132
...................................................................................................................................
Net assets                                   $409,022,976      $461,345,211    $3,192,107,697
...................................................................................................................................
Represented by:
Paid-in capital (Notes 1 and 4)              $517,932,425      $990,405,509    $4,979,809,915
Undistributed net investment income
(loss) (Note 1)                                 6,059,735          (852,479)        7,248,192
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (169,936,215)     (570,195,467)   (1,974,815,267)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     54,967,031        41,987,648       179,864,857
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $409,022,976      $461,345,211    $3,192,107,697
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $364,989,299      $245,245,560    $2,766,859,019
Number of shares outstanding                   35,005,892        26,841,559       119,484,056
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $10.43             $9.14            $23.16
Computation of net asset value Class IB
Net Assets                                    $44,033,677      $216,099,651      $425,248,678
Number of shares outstanding                    4,234,125        23,859,048        18,443,013
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $10.40             $9.06            $23.06
...................................................................................................................................
Cost of investments (Note 1)                 $365,405,047      $451,009,078    $3,088,043,806
Value of securities on loan (Note 1)           10,930,667        33,659,455        55,637,230
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund             Fund*              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                             $--          $151,085            $2,527           $69,766          $625,856
Interest                                        8,568,384             3,788               100             5,213        23,347,997
Securities lending                                     --               361                --                --                63
Less foreign taxes withheld                            --               (11)               (5)              (91)               --
...................................................................................................................................
Total investment income                         8,568,384           155,223             2,622            74,888        23,973,916
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                1,790,419            90,693             1,750           128,601         1,948,188
Investor servicing and custodian fees
(Note 2)                                          147,965            23,942               362            35,040           261,132
Compensation of Trustees (Note 2)                  10,804             4,374                38             4,894            12,957
Administrative services (Note 2)                    6,465             2,629                 7             2,798             7,185
Distribution fees-Class IB (Note 2)               211,326            18,290                98            31,105           140,652
Reports to shareholders                            17,145             2,019                36            22,496            32,021
Auditing                                           12,494            12,759             5,750             3,647            33,051
Legal                                              12,064             9,033             1,779             9,080            22,281
Other                                              11,429               615                --               501            16,680
Fees waived and reimbursed by Manager
(Note 2)                                               --                --            (6,895)               --                --
...................................................................................................................................
Total expenses                                  2,220,111           164,354             2,925           238,162         2,474,147
...................................................................................................................................
Expense reduction (Note 2)                             --            (6,786)             (321)          (17,423)             (869)
...................................................................................................................................
Net expenses                                    2,220,111           157,568             2,604           220,739         2,473,278
...................................................................................................................................
Net investment income (loss)                    6,348,273            (2,345)               18          (145,851)       21,500,638
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                 9,130,315          (892,559)           31,363        (1,316,616)        6,386,258
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --                --                --           (37,764)
Net realized gain (loss) on swap
contracts (Note 1)                                     --                --                --                --           232,945
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --                --             7,972                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --                --                --           879,816
Net realized gain (loss) on credit
default  contracts (Note 1)                            --                --                --                --            55,919
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --                --                --                47           679,364
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period
(Note 5)                                         (924,440)        4,010,913           130,612         6,758,973        36,703,461
...................................................................................................................................
Net gain (loss) on investments                  8,205,875         3,118,354           161,975         5,450,376        44,899,999
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $14,554,148        $3,116,009          $161,993        $5,304,525       $66,400,637
----------------------------------------------------------------------------------------------------------------------------------
*For the period from May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT                           Putnam VT
                                                   Equity        The George      Global Asset         Putnam VT        Growth and
                                                   Income       Putnam Fund        Allocation     Global Equity            Income
                                                    Fund*         of Boston              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                         $19,892        $4,321,760        $2,682,211        $9,068,569       $61,471,677
Interest                                            2,210         5,517,956         4,308,500            59,666           923,983
Securities lending                                     --             3,039            36,015            90,129            39,143
Less foreign taxes withheld                           (73)          (12,522)         (143,184)         (657,788)          (20,877)
...................................................................................................................................
Total investment income                            22,029         9,830,233         6,883,542         8,560,576        62,413,926
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                    6,036         1,918,490         1,513,328         2,633,680        12,425,781
Investor servicing and custodian fees
(Note 2)                                            1,345           240,141           497,495           401,142           925,148
Compensation of Trustees (Note 2)                      38            16,902             9,365            15,793            54,503
Administrative services (Note 2)                        7             7,256             4,823             8,215            25,723
Distribution fees-Class IB (Note 2)                   679           232,418            28,697            79,053           776,748
Reports to shareholders                             2,560            10,028            14,672            20,962           125,126
Auditing                                            5,750            23,943            34,141            30,115            24,204
Legal                                               1,779            13,840            11,661            10,421            41,334
Other                                                   6            21,603            12,571            24,779           129,891
Fees waived and reimbursed by Manager
(Note 2)                                           (7,771)               --                --                --                --
...................................................................................................................................
Total expenses                                     10,429         2,484,621         2,126,753         3,224,160        14,528,458
...................................................................................................................................
Expense reduction (Note 2)                           (797)          (53,524)          (62,240)         (361,433)         (248,409)
...................................................................................................................................
Net expenses                                        9,632         2,431,097         2,064,513         2,862,727        14,280,049
...................................................................................................................................
Net investment income (loss)                       12,397         7,399,136         4,819,029         5,697,849        48,133,877
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                    (6,974)      (13,894,187)      (16,816,570)      (36,501,576)     (254,068,397)
Net realized gain (loss) on futures
contracts (Note 1)                                     --          (212,356)       (6,045,046)        1,924,850         7,266,149
Net realized gain (loss) on swap
contracts (Note 1)                                     --            26,898         2,207,974                --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --                --                --            68,557
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --            17,433         2,691,801         4,692,572                --
Net realized gain (loss) on credit
default contracts (Note 1)                             --           (37,360)          266,485                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --            (3,379)        1,294,807           644,265                --
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period               109,829        57,207,178        54,138,078        91,085,055       766,911,286
...................................................................................................................................
Net gain (loss) on investments                    102,855        43,104,227        37,737,529        61,845,166       520,177,595
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        $115,252       $50,503,363       $42,556,558       $67,543,015      $568,311,472
----------------------------------------------------------------------------------------------------------------------------------
*For the period from May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                        $353,668        $2,392,883        $1,434,573       $27,531,887       $13,912,872
Interest                                            7,587            37,675        31,998,180                --            87,085
Securities lending                                    132             6,321               171                --           209,454
Less foreign taxes withheld                            --          (132,687)               --                --        (1,577,093)
...................................................................................................................................
Total investment income                           361,387         2,304,192        33,432,924        27,531,887        12,632,318
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  226,359         1,173,544         2,204,368         3,353,595         2,797,135
Investor servicing and custodian fees
(Note 2)                                           62,952           165,633           225,576           313,024           473,535
Compensation of Trustees (Note 2)                   5,783             8,567            13,778            21,577            14,839
Administrative services (Note 2)                    3,181             4,716             7,452            12,347             7,831
Distribution fees-Class IB (Note 2)                39,578           160,635           119,393           284,498           408,533
Reports to shareholders                            10,259            29,191            29,493            23,455            52,269
Auditing                                           12,471            11,034            28,260            32,174            15,272
Legal                                               9,276             8,726            40,171            40,577            13,418
Other                                               1,592             9,156            18,082            28,769            19,203
...................................................................................................................................
Total expenses                                    371,451         1,571,202         2,686,573         4,110,016         3,802,035
...................................................................................................................................
Expense reduction (Note 2)                        (27,592)          (52,555)           (5,680)          (17,613)          (87,872)
...................................................................................................................................
Net expenses                                      343,859         1,518,647         2,680,893         4,092,403         3,714,163
...................................................................................................................................
Net investment income (loss)                       17,528           785,545        30,752,031        23,439,484         8,918,155
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (3,406,699)      (11,837,694)      (16,405,268)       18,415,113       (62,774,923)
Net realized gain (loss) on futures
contracts (Note 1)                                     --          (215,646)               --        (1,137,599)               --
Net realized gain (loss) on swap
contracts (Note 1)                                     --                --                --           133,069                --
Net realized gain (loss) on written
options (Notes 1 and 3)                             7,233             4,073                --           (39,635)               --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --         1,612,585          (433,221)               --           348,285
Net realized gain (loss) on credit
default contracts (Note 1)                             --                --                --           (61,331)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                     (21)       (1,097,132)          111,801            32,700            50,355
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period            10,022,515        49,528,827        82,585,610         9,974,999       100,919,322
...................................................................................................................................
Net gain (loss) on investments                  6,623,028        37,995,013        65,858,922        27,317,316        38,543,039
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $6,640,556       $38,780,558       $96,610,953       $50,756,800       $47,461,194
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                            International     International         Putnam VT         Putnam VT             Money
                                               Growth and New Opportunities         Investors     Mid Cap Value            Market
                                              Income Fund              Fund              Fund             Fund*              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $5,025,654        $3,254,105        $3,856,940            $7,703               $--
Interest                                            2,786            11,991            30,187               464         5,693,804
Securities lending                                 12,767            69,702             9,581                --                --
Less foreign taxes withheld                      (599,754)         (365,202)          (15,352)               --                --
...................................................................................................................................
Total investment income                         4,441,453         2,970,596         3,881,356             8,167         5,693,804
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  941,661         1,021,081         1,630,731             2,702         1,717,287
Investor servicing and custodian fees
(Note 2)                                          184,743           187,473           163,159               385           221,422
Compensation of Trustees (Note 2)                   9,150             9,168            11,600                38            12,702
Administrative services (Note 2)                    4,920             4,817             5,352                 7             6,697
Distribution fees-Class IB (Note 2)                56,464           147,170           221,476               107           184,245
Reports to shareholders                            27,018            27,767            30,521                85            11,965
Auditing                                           15,205            15,727            15,229             5,750            19,325
Legal                                              10,335            10,643            14,013             1,779            13,775
Other                                               6,847             8,046            12,336                --            17,305
Fees waived and reimbursed by Manager
(Note 2)                                               --                --                --            (6,500)               --
...................................................................................................................................
Total expenses                                  1,256,343         1,431,892         2,104,417             4,353         2,204,723
...................................................................................................................................
Expense reduction (Note 2)                        (89,173)         (149,759)          (72,406)             (335)           (3,143)
...................................................................................................................................
Net expenses                                    1,167,170         1,282,133         2,032,011             4,018         2,201,580
...................................................................................................................................
Net investment income (loss)                    3,274,283         1,688,463         1,849,345             4,149         3,492,224
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               (12,193,427)       (8,615,046)      (13,048,735)           11,781               647
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --          (838,272)               --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                     21,242           891,328           352,129                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 (12,842)          (21,936)               28                --                --
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period            31,292,722        25,163,105        61,465,009            52,106                --
...................................................................................................................................
Net gain (loss) on investments                 19,107,695        17,417,451        47,930,159            63,887               647
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $22,381,978       $19,105,914       $49,779,504           $68,036        $3,492,871
----------------------------------------------------------------------------------------------------------------------------------
*For the period from May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                                                    Putnam VT                           Putnam VT
                                                Putnam VT         Putnam VT             OTC &         Putnam VT         Small Cap
                                        New Opportunities         New Value   Emerging Growth          Research             Value
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $4,253,272        $4,325,734           $71,680        $1,878,555        $2,879,787
Interest                                          279,976           297,732            16,395             5,680            75,575
Securities lending                                     --            14,502                --            23,622            49,053
Less foreign taxes withheld                        (7,507)               --              (300)          (26,899)           (2,785)
...................................................................................................................................
Total investment income                         4,525,741         4,637,968            87,775         1,880,958         3,001,630
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                5,271,693         1,567,550           328,840           710,563         1,603,468
Investor servicing and custodian fees
(Note 2)                                          366,403           135,178            48,887            97,213           162,039
Compensation of Trustees (Note 2)                  26,653             9,174             6,846             8,375             8,499
Administrative services (Note 2)                   14,532             4,882             3,102             4,704             4,730
Distribution fees-Class IB (Note 2)               160,382           126,695            40,958           125,663           249,553
Reports to shareholders                           132,440            25,805            12,226            21,028            41,981
Auditing                                           21,724            11,540            10,402            11,043            12,162
Legal                                              20,111            11,653             9,445            10,956            15,278
Other                                              49,234            12,227             2,756             7,418             9,959
...................................................................................................................................
Total expenses                                  6,063,172         1,904,704           463,462           996,963         2,107,669
...................................................................................................................................
Expense reduction (Note 2)                       (199,303)          (51,807)          (20,599)          (36,419)          (91,261)
...................................................................................................................................
Net expenses                                    5,863,869         1,852,897           442,863           960,544         2,016,408
...................................................................................................................................
Net investment income (loss)                   (1,338,128)        2,785,071          (355,088)          920,414           985,222
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                              (114,183,686)      (20,973,454)       (5,018,384)      (13,949,896)       (6,124,315)
Net realized gain (loss) on futures
contracts (Note 1)                                294,167                --            (1,663)          (87,556)               --
Net realized gain (loss) on written
options (Notes 1 and 3)                          (296,699)               --            29,244                --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --                --        (1,098,619)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      56                --                --           400,396                48
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period           370,087,801        68,882,070        20,588,065        35,086,860        72,853,976
...................................................................................................................................
Net gain (loss) on investments                255,901,639        47,908,616        15,597,262        20,351,185        66,729,709
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                    $254,563,511       $50,693,687       $15,242,174       $21,271,599       $67,714,931
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2003 (Unaudited)
                                                Putnam VT
                                         Utilities Growth         Putnam VT         Putnam VT
                                               and Income             Vista           Voyager
                                                     Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $5,651,644          $855,773       $16,788,213
Interest                                        1,753,041            53,758           123,139
Securities lending                                 34,094            29,428            37,729
Less foreign taxes withheld                      (119,105)           (1,987)               (2)
...................................................................................................................................
Total investment income                         7,319,674           936,972        16,949,079
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                1,319,336         1,366,236         8,430,142
Investor servicing and custodian fees
(Note 2)                                          168,008           148,716           612,826
Compensation of Trustees (Note 2)                   9,799             9,173            44,710
Administrative services (Note 2)                    5,025             4,935            26,584
Distribution fees-Class IB (Note 2)                48,943           241,182           470,092
Reports to shareholders                            14,513            49,400           114,067
Auditing                                           15,955            18,584            28,899
Legal                                              14,845            11,964            28,379
Other                                              11,406            11,031            83,594
...................................................................................................................................
Total expenses                                  1,607,830         1,861,221         9,839,293
...................................................................................................................................
Expense reduction (Note 2)                        (90,282)          (71,770)         (345,575)
...................................................................................................................................
Net expenses                                    1,517,548         1,789,451         9,493,718
...................................................................................................................................
Net investment income (loss)                    5,802,126          (852,479)        7,455,361
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               (38,597,453)      (37,628,320)     (177,075,545)
Net realized gain (loss) on futures
contracts (Note 1)                                (64,191)           24,320         3,736,367
Net realized gain (loss) on written
options (Notes 1 and 3)                                --           165,307           133,348
Net realized gain (loss) on foreign
currency transactions (Note 1)                 (1,118,746)               --               (46)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 538,309                 2            (2,817)
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts, credit default contracts and
futures contracts during the period            83,253,926        98,507,210       483,471,297
...................................................................................................................................
Net gain (loss) on investments                 44,011,845        61,068,519       310,262,604
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $49,813,971       $60,216,040      $317,717,965
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                           American Government Income Fund         Capital Appreciation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002              2003*             2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $6,348,273       $11,561,063           $(2,345)          $45,381
Net realized gain (loss) on investments
and foreign currency transactions               9,130,315        10,991,811          (892,559)       (4,951,367)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                       (924,440)        7,861,039         4,010,913        (1,569,905)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      14,554,148        30,413,913         3,116,009        (6,475,891)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (8,306,607)       (3,570,785)               --           (32,587)
Class IB                                       (3,219,731)       (1,993,894)               --           (11,952)
From net realized short term gain on
investments
Class IA                                       (7,652,543)               --                --                --
Class IB                                       (3,233,549)               --                --                --
From return of capital
Class IA                                               --                --                --           (11,453)
Class IB                                               --                --                --            (4,200)
Increase (decrease) from
capital share transactions
(Note 4)                                      (10,337,931)      316,260,984         2,177,758        13,312,173
.................................................................................................................
Total increase (decrease) in net assets       (18,196,213)      341,110,218         5,293,767         6,776,090
.................................................................................................................
Net assets:
Beginning of period                           550,937,557       209,827,339        27,562,849        20,786,759
.................................................................................................................
End of period                                $532,741,344      $550,937,557       $32,856,616       $27,562,849
.................................................................................................................
Undistributed net investment
income (loss), end of period                   $6,328,355       $11,506,420           $(1,656)             $689
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                Putnam VT
                                    Capital Opportunities               Putnam VT
                                                     Fund         Discovery Growth Fund
                                             Period ended  Six months ended        Year ended
                                                  June 30           June 30       December 31
                                                   2003*+             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                          $18         $(145,851)        $(310,370)
Net realized gain (loss) on investments
and foreign currency transactions                  31,363        (1,308,644)      (12,881,566)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                        130,612         6,759,020         6,173,822
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                         161,993         5,304,525        (7,018,114)
.................................................................................................................
Increase (decrease)  from capital share
transactions (Notes 4 and 5)                      921,367           890,742        22,650,468
.................................................................................................................
Total increase (decrease) in net assets         1,083,360         6,195,267        15,632,354
.................................................................................................................
Net assets:
Beginning of period (Note 6)                    1,000,000        36,434,856        20,802,502
.................................................................................................................
End of period                                  $2,083,360       $42,630,123       $36,434,856
.................................................................................................................
Undistributed net investment income
(loss), end of period                                 $18         $(145,851)              $--
----------------------------------------------------------------------------------------------------------------
*Unaudited

+From May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                     Putnam VT
                                                Diversified Income Fund      Equity Income Fund
                                         Six months ended        Year ended        Period ended
                                                  June 30       December 31             June 30
                                                    2003*              2002              2003*+
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $21,500,638       $47,737,174             $12,397
Net realized gain (loss) on investments
and foreign currency transactions               7,517,174       (35,056,521)             (6,974)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     37,382,825        20,335,420             109,829
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      66,400,637        33,016,073             115,252
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (42,039,989)      (41,802,270)                 --
Class IB                                      (10,179,633)       (8,226,156)                 --
Increase (decrease)  from capital share
transactions (Note 4)                          46,326,883       (23,661,782)         10,048,738
.................................................................................................................
Total increase (decrease) in net assets        60,507,898       (40,674,135)         10,163,990
.................................................................................................................
Net assets:
Beginning of period (Note 6)                  543,826,975       584,501,110           1,000,000
.................................................................................................................
End of period                                $604,334,873      $543,826,975         $11,163,990
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $20,051,045       $50,770,029             $12,397
----------------------------------------------------------------------------------------------------------------
*Unaudited

+From May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                           Putnam VT
                                          The George Putnam Fund of Boston       Global Asset Allocation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $7,399,136       $15,864,750        $4,819,029       $11,282,882
Net realized gain (loss) on investments
and foreign currency transactions             (14,099,572)      (34,284,738)      (17,695,356)      (56,849,542)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     57,203,799       (34,426,654)       55,432,885       (27,091,897)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      50,503,363       (52,846,642)       42,556,558       (72,658,557)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (11,398,382)       (9,776,247)      (17,438,656)      (10,948,479)
Class IB                                       (4,574,873)       (3,866,238)         (953,526)         (448,628)
Increase (decrease)  from capital share
transactions (Note 4)                          37,012,433       117,410,921       (14,772,305)     (106,500,643)
.................................................................................................................
Total increase (decrease) in net assets        71,542,541        50,921,794         9,392,071      (190,556,307)
.................................................................................................................
Net assets:
Beginning of period                           595,260,010       544,338,216       445,411,482       635,967,789
.................................................................................................................
End of period                                $666,802,551      $595,260,010      $454,803,553      $445,411,482
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $7,259,011       $15,833,130        $3,497,637       $17,070,790
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                   Global Equity Fund               Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $5,697,849        $8,419,445       $48,133,877      $111,117,968
Net realized gain (loss) on investments
and foreign currency transactions             (29,884,154)     (181,330,436)     (246,733,691)     (478,429,073)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     91,729,320       (78,503,688)      766,911,286    (1,071,138,278)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      67,543,015      (251,414,679)      568,311,472    (1,438,449,383)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (8,218,463)       (2,902,141)      (99,132,003)     (108,775,494)
Class IB                                         (665,514)          (50,413)      (12,019,407)      (10,373,294)
From net realized long term gain on
investments
Class IA                                               --                --                --       (36,158,886)
Class IB                                               --                --                --        (3,898,039)
Increase (decrease)  from capital share
transactions (Note 4)                         (66,721,177)     (252,483,190)     (275,488,482)     (987,244,421)
.................................................................................................................
Total increase (decrease) in net assets        (8,062,139)     (506,850,423)      181,671,580    (2,584,899,517)
.................................................................................................................
Net assets:
Beginning of period                           725,098,136     1,231,948,559     5,341,331,061     7,926,230,578
.................................................................................................................
End of period                                $717,035,997      $725,098,136    $5,523,002,641    $5,341,331,061
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $5,797,836        $8,983,964       $47,517,019      $110,534,552
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                       Putnam VT                           Putnam VT
                                               Growth Opportunities Fund              Health Sciences Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $17,528          $(62,341)         $785,545        $1,238,618
Net realized gain (loss) on investments
and foreign currency transactions              (3,399,466)      (26,318,074)      (10,436,682)      (47,910,117)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     10,022,494        (2,826,962)       48,431,695       (49,426,230)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       6,640,556       (29,207,377)       38,780,558       (96,097,729)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --        (1,677,393)         (201,698)
Class IB                                               --                --          (715,041)               --
Increase (decrease) from capital share
transactions (Note 4)                             584,379        (7,659,562)       (1,323,693)      (41,644,078)
.................................................................................................................
Total increase (decrease) in net assets         7,224,935       (36,866,939)       35,064,431      (137,943,505)
.................................................................................................................
Net assets:
Beginning of period                            63,299,979       100,166,918       332,610,904       470,554,409
.................................................................................................................
End of period                                 $70,524,914       $63,299,979      $367,675,335      $332,610,904
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $17,528               $--            $1,234        $1,608,123
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                            Putnam VT
                                                     High Yield Fund                        Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $30,752,031       $68,315,807       $23,439,484       $54,571,259
Net realized gain (loss) on investments
and foreign currency transactions             (16,838,489)     (111,912,000)       17,309,617        10,706,638
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     82,697,411        38,419,577        10,007,699        18,676,336
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      96,610,953        (5,176,616)       50,756,800        83,954,233
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (61,388,535)      (76,527,015)      (44,069,130)      (45,778,607)
Class IB                                      (10,000,573)       (8,301,787)      (10,530,222)       (8,376,276)
Increase (decrease)  from capital share
transactions (Note 4)                          95,642,731       (16,550,042)       31,809,312        81,078,694
.................................................................................................................
Total increase (decrease) in net assets       120,864,576      (106,555,460)       27,966,760       110,878,044
.................................................................................................................
Net assets:
Beginning of period                           605,921,839       712,477,299     1,135,168,681     1,024,290,637
.................................................................................................................
End of period                                $726,786,415      $605,921,839    $1,163,135,441    $1,135,168,681
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $22,037,289       $62,674,366       $22,967,336       $54,127,204
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                               International Equity Fund   International Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $8,918,155        $7,983,145        $3,274,283        $3,721,579
Net realized gain (loss) on investments
and foreign currency transactions             (62,426,638)     (113,202,181)      (12,172,185)      (17,908,599)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    100,969,677       (24,556,843)       31,279,880       (27,806,813)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      47,461,194      (129,775,879)       22,381,978       (41,993,833)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (4,745,642)       (4,719,741)       (3,572,539)       (1,800,180)
Class IB                                       (3,094,231)       (2,098,858)         (751,616)         (225,636)
Increase (decrease)  from capital share
transactions (Notes 4 and 5)                   21,266,263       102,333,280       (13,483,938)      (24,136,213)
.................................................................................................................
Total increase (decrease) in net assets        60,887,584       (34,261,198)        4,573,885       (68,155,862)
.................................................................................................................
Net assets:
Beginning of period                           739,577,433       773,838,631       246,912,195       315,068,057
.................................................................................................................
End of period                                $800,465,017      $739,577,433      $251,486,080      $246,912,195
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $8,744,160        $7,665,878        $3,216,164        $4,266,036
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                 Putnam VT International                    Putnam VT
                                                 New Opportunities Fund                   Investors Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $1,688,463        $1,734,901        $1,849,345        $3,209,418
Net realized gain (loss) on investments
and foreign currency transactions              (7,723,718)      (35,739,945)      (13,534,878)     (117,194,275)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     25,141,169        (2,550,379)       61,465,037       (80,727,892)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      19,105,914       (36,555,423)       49,779,504      (194,712,749)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                         (540,542)       (1,121,065)       (2,400,705)       (1,991,677)
Class IB                                         (397,586)         (943,705)         (770,956)         (341,611)
Increase (decrease)  from capital share
transactions (Note 4)                         (12,261,727)      (47,068,017)      (32,952,520)     (139,275,300)
.................................................................................................................
Total increase (decrease) in net assets         5,906,059       (85,688,210)       13,655,323     $(336,321,337)
.................................................................................................................
Net assets:
Beginning of period                           214,270,660       299,958,870       522,015,659       858,336,996
.................................................................................................................
End of period                                $220,176,719      $214,270,660      $535,670,982      $522,015,659
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $1,644,041          $893,706        $1,806,455        $3,128,771
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                Putnam VT                 Putnam VT
                                       Mid Cap Value Fund              Money Market Fund
                                             Period ended  Six months ended         Year ended
                                                  June 30           June 30        December 31
                                                   2003*+             2003*               2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                       $4,149        $3,492,224        $14,044,810
Net realized gain (loss) on investments
and foreign currency transactions                  11,781               647             13,405
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                         52,106                --                 --
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                          68,036         3,492,871         14,058,215
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --        (3,033,378)       (12,151,218)
Class IB                                               --          (458,846)        (1,893,592)
Increase (decrease)  from capital share
transactions (Note 4)                           2,959,022      (242,494,568)       (99,030,592)
.................................................................................................................
Total increase (decrease) in net assets         3,027,058      (242,493,921)       (99,017,187)
.................................................................................................................
Net assets:
Beginning of period (Note 6)                    1,000,000       948,805,967      1,047,823,154
.................................................................................................................
End of period                                  $4,027,058      $706,312,046       $948,805,967
.................................................................................................................
Undistributed net investment income
(loss), end of period                              $4,149               $--                $--
----------------------------------------------------------------------------------------------------------------
*Unaudited

+From May 1, 2003 (commencement of operations) through June 30, 2003


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                            Putnam VT
                                                 New Opportunities Fund                   New Value Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $(1,338,128)      $(5,038,993)       $2,785,071        $6,984,273
Net realized gain (loss) on investments
and foreign currency transactions            (114,186,218)     (629,156,262)      (20,973,454)      (50,401,027)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    370,087,857      (293,763,212)       68,882,070       (55,069,667)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     254,563,511      (927,958,467)       50,693,687       (98,486,421)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --        (5,493,851)       (4,569,403)
Class IB                                               --                --        (1,371,132)         (843,594)
From net realized short term gain on
investments
Class IA                                               --                --                --        (2,284,702)
Class IB                                               --                --                --          (486,396)
From net realized long term gain on
investments
Class IA                                               --                --                --       (11,102,222)
Class IB                                               --                --                --        (2,363,583)
Increase (decrease)  from capital share
transactions (Note 4)                        (147,642,420)     (539,655,492)      (16,029,216)       41,933,041
.................................................................................................................
Total increase (decrease) in net assets       106,921,091    (1,467,613,959)       27,799,488       (78,203,280)
.................................................................................................................
Net assets:
Beginning of period                         1,790,514,148     3,258,128,107       466,314,255       544,517,535
.................................................................................................................
End of period                              $1,897,435,239    $1,790,514,148      $494,113,743      $466,314,255
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $(1,338,128)              $--        $2,721,433        $6,801,345
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                               OTC & Emerging Growth Fund                 Research Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $(355,088)        $(985,797)         $920,414        $1,470,167
Net realized gain (loss) on investments
and foreign currency transactions              (4,990,803)      (42,432,322)      (15,136,071)      (53,830,199)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     20,588,065        (6,877,177)       35,487,256       (19,739,040)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      15,242,174       (50,295,296)       21,271,599       (72,099,072)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --          (700,646)       (1,275,994)
Class IB                                               --                --          (319,440)         (612,835)
Increase (decrease)  from capital share
transactions (Note 4)                          (1,800,319)      (17,891,560)      (14,498,813)      (14,813,451)
.................................................................................................................
Total increase (decrease) in net assets        13,441,855       (68,186,856)        5,752,700       (88,801,352)
.................................................................................................................
Net assets:
Beginning of period                            94,071,552       162,258,408       228,529,457       317,330,809
.................................................................................................................
End of period                                $107,513,407       $94,071,552      $234,282,157      $228,529,457
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $(355,088)              $--        $1,201,728        $1,301,400
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                   Small Cap Value Fund       Utilities Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $985,222        $2,211,632        $5,802,126       $16,560,016
Net realized gain (loss) on investments
and foreign currency transactions              (6,124,315)      (37,097,650)      (39,780,390)      (88,888,155)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     72,854,024       (77,475,692)       83,792,235       (84,285,267)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      67,714,931      (112,361,710)       49,813,971      (156,613,406)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (1,226,829)         (763,670)      (14,252,581)      (18,633,403)
Class IB                                         (782,378)         (311,197)       (1,536,800)       (1,746,082)
From net realized long term gain on
investments
Class IA                                               --        (2,491,019)               --                --
Class IB                                               --        (1,522,640)               --                --
Increase (decrease)  from capital share
transactions (Note 4)                          (4,821,270)      162,590,595       (19,704,386)     (119,485,628)
.................................................................................................................
Total increase (decrease) in net assets        60,884,454        45,140,359        14,320,204      (296,478,519)
.................................................................................................................
Net assets:
Beginning of period                           407,460,341       362,319,982       394,702,772       691,181,291
.................................................................................................................
End of period                                $468,344,795      $407,460,341      $409,022,976      $394,702,772
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $1,069,584        $2,093,569        $6,059,735       $16,046,990
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                        Vista Fund                        Voyager Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2003*              2002             2003*              2002
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $(852,479)      $(2,152,840)       $7,455,361       $19,773,194
Net realized gain (loss) on investments
and foreign currency transactions             (37,438,693)     (150,205,523)     (173,205,876)   (1,068,287,693)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     98,507,212       (61,172,600)      483,468,480      (252,074,543)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      60,216,040      (213,530,963)      317,717,965    (1,300,589,042)
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --       (18,045,529)      (33,891,280)
Class IB                                               --                --        (1,516,320)       (2,654,199)
Increase (decrease)  from capital share
transactions (Note 4)                         (22,564,636)      (99,795,057)     (208,571,534)     (826,735,982)
.................................................................................................................
Total increase (decrease) in net assets        37,651,404      (313,326,020)       89,584,582    (2,163,870,503)
.................................................................................................................
Net assets:
Beginning of period                           423,693,807       737,019,827     3,102,523,115     5,266,393,618
.................................................................................................................
End of period                                $461,345,211      $423,693,807    $3,192,107,697    $3,102,523,115
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $(852,479)              $--        $7,248,192       $19,354,680
----------------------------------------------------------------------------------------------------------------
*Unaudited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




THIS PAGE LEFT BLANK INTENTIONALLY




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                          $12.34              $.14(a)           $.17              $.31
December 31, 2002                                        11.62               .39(a)            .63              1.02
December 31, 2001                                        10.88               .48(a)            .26               .74
December 31, 2000******                                  10.00               .59(a)(b)         .62              1.21
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                           $6.07               $--(a)(e)        $.71              $.71
December 31, 2002                                         7.82               .02(a)          (1.75)            (1.73)
December 31, 2001                                         9.06               .01(a)          (1.25)            (1.24)
December 31, 2000*******                                 10.00              (.07)(a)          (.87)             (.94)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                  $10.00               $--(a)(b)(e)     $.99              $.99
--------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                           $3.52             $(.01)(a)          $.54              $.53
December 31, 2002                                         4.98              (.04)(a)         (1.42)            (1.46)
December 31, 2001                                         7.18              (.06)(a)         (2.14)            (2.20)
December 31, 2000*******                                 10.00              (.05)(a)         (2.77)            (2.82)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $8.55              $.32(a)           $.67              $.99
December 31, 2002                                         8.81               .71(a)           (.20)              .51
December 31, 2001                                         9.15               .78(a)           (.44)              .34
December 31, 2000                                         9.92               .80(a)           (.78)              .02
December 31, 1999                                        10.49               .80(a)           (.63)              .17
December 31, 1998                                        11.31               .86(a)           (.99)             (.13)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2003+********                                  $10.00              $.02(a)(b)        $.60              $.62
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $9.58              $.12(a)           $.66              $.78
December 31, 2002                                        10.73               .28(a)          (1.17)             (.89)
December 31, 2001                                        10.96               .31(a)           (.24)              .07
December 31, 2000                                         9.98               .19(a)            .79               .98
December 31, 1999                                        10.28               .32(a)           (.36)             (.04)
December 31, 1998***                                     10.00               .18(a)(b)         .19               .37
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                          $11.51              $.13(a)          $1.00             $1.13
December 31, 2002                                        13.37               .26(a)          (1.87)            (1.61)
December 31, 2001                                        16.66               .36(a)          (1.78)            (1.42)
December 31, 2000                                        19.60               .48(a)          (1.32)             (.84)
December 31, 1999                                        18.94               .41(a)           1.69              2.10
December 31, 1998                                        18.76               .46(a)           2.00              2.46
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $7.25              $.06(a)           $.69              $.75
December 31, 2002                                         9.34               .07(a)          (2.13)            (2.06)
December 31, 2001                                        18.10               .02(a)          (5.17)            (5.15)
December 31, 2000                                        30.49              (.08)(a)         (7.36)            (7.44)
December 31, 1999                                        20.28              (.02)(a)         12.09             12.07
December 31, 1998                                        18.34               .05(a)           5.01              5.06
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                          $18.75              $.18(a)          $1.93             $2.11
December 31, 2002                                        23.56               .36(a)          (4.69)            (4.33)
December 31, 2001                                        25.85               .35(a)          (1.94)            (1.59)
December 31, 2000                                        26.80               .40(a)           1.49              1.89
December 31, 1999                                        28.77               .47(a)            .01               .48
December 31, 1998                                        28.32               .44(a)           3.77              4.21
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net
                                                           Net          Realized              From
                                                    Investment           Gain on            Return
Period ended                                            Income       Investments        of Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                           $(.25)            $(.23)              $--
December 31, 2002                                         (.30)               --                --
December 31, 2001                                           --                --(e)             --
December 31, 2000******                                   (.22)             (.11)               --
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                         (.01)               --              (.01)
December 31, 2001                                           --                --                --
December 31, 2000*******                                    --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000*******                                    --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $(.83)              $--               $--
December 31, 2002                                         (.77)               --                --
December 31, 2001                                         (.68)               --                --
December 31, 2000                                         (.79)               --                --
December 31, 1999                                         (.74)               --                --
December 31, 1998                                         (.48)             (.21)               --
--------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $(.26)              $--               $--
December 31, 2002                                         (.26)               --                --
December 31, 2001                                         (.30)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                         (.23)             (.02)             (.01)
December 31, 1998***                                      (.09)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                           $(.50)              $--               $--
December 31, 2002                                         (.25)               --                --
December 31, 2001                                         (.18)            (1.69)               --
December 31, 2000                                         (.34)            (1.76)               --
December 31, 1999                                         (.38)            (1.06)               --
December 31, 1998                                         (.43)            (1.85)               --
--------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $(.10)              $--               $--
December 31, 2002                                         (.03)               --                --
December 31, 2001                                           --             (3.61)               --
December 31, 2000                                         (.18)            (4.77)               --
December 31, 1999                                         (.09)            (1.77)               --
December 31, 1998                                         (.52)            (2.60)               --
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                           $(.42)              $--               $--
December 31, 2002                                         (.36)             (.12)               --
December 31, 2001                                         (.41)             (.29)               --
December 31, 2000                                         (.50)            (2.34)               --
December 31, 1999                                         (.41)            (2.04)               --
December 31, 1998                                         (.50)            (3.26)               --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                           $(.48)           $12.17              2.65*         $366,176
December 31, 2002                                         (.30)            12.34              8.98           386,364
December 31, 2001                                           --(e)          11.62              6.82           136,461
December 31, 2000******                                   (.33)            10.88             12.11*           17,992
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             $--             $6.78             11.70*          $16,215
December 31, 2002                                         (.02)             6.07            (22.13)           13,542
December 31, 2001                                           --              7.82            (13.69)           11,003
December 31, 2000*******                                    --              9.06             (9.40)*           2,258
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     $--            $10.99              9.90*           $1,799
--------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             $--             $4.05             15.06*          $13,557
December 31, 2002                                           --              3.52            (29.32)           12,353
December 31, 2001                                           --              4.98            (30.64)            7,558
December 31, 2000*******                                    --              7.18            (28.20)*           3,174
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $(.83)            $8.71             12.40*         $477,842
December 31, 2002                                         (.77)             8.55              6.20           440,845
December 31, 2001                                         (.68)             8.81              3.82           491,673
December 31, 2000                                         (.79)             9.15               .19           537,743
December 31, 1999                                         (.74)             9.92              1.66           623,737
December 31, 1998                                         (.69)            10.49             (1.37)          669,053
--------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2003+********                                     $--            $10.62              6.20*           $7,522
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $(.26)           $10.10              8.44*         $455,427
December 31, 2002                                         (.26)             9.58             (8.57)          416,550
December 31, 2001                                         (.30)            10.73               .74           387,517
December 31, 2000                                           --             10.96              9.82           305,564
December 31, 1999                                         (.26)             9.98              (.36)          276,553
December 31, 1998***                                      (.09)            10.28              3.69*          113,202
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                           $(.50)           $12.14             10.32*         $427,691
December 31, 2002                                         (.25)            11.51            (12.30)          423,653
December 31, 2001                                        (1.87)            13.37             (8.42)          611,233
December 31, 2000                                        (2.10)            16.66             (4.87)          815,135
December 31, 1999                                        (1.44)            19.60             11.85         1,001,087
December 31, 1998                                        (2.28)            18.94             13.47         1,020,354
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $(.10)            $7.90             10.52*         $649,513
December 31, 2002                                         (.03)             7.25            (22.16)          659,264
December 31, 2001                                        (3.61)             9.34            (29.66)        1,139,131
December 31, 2000                                        (4.95)            18.10            (29.64)        2,018,743
December 31, 1999                                        (1.86)            30.49             65.00         3,090,073
December 31, 1998                                        (3.12)            20.28             29.71         1,987,094
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                           $(.42)           $20.44             11.59*       $4,822,171
December 31, 2002                                         (.48)            18.75            (18.79)        4,729,161
December 31, 2001                                         (.70)            23.56             (6.16)        7,216,388
December 31, 2000                                        (2.84)            25.85              8.11         8,675,872
December 31, 1999                                        (2.45)            26.80              1.59         9,567,077
December 31, 1998                                        (3.76)            28.77             15.42         9,948,386
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                             .36*             1.16*           240.05*
December 31, 2002                                          .74              3.26            517.44(f)
December 31, 2001                                          .77              4.23            262.05(f)
December 31, 2000******                                    .82(b)*          5.20(b)*        336.72*
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             .52*              .01*            45.84*
December 31, 2002                                         1.13               .30            166.36
December 31, 2001                                         1.35               .13            101.98
December 31, 2000*******                                  1.18*             (.72)*           89.87*
--------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     .18(b)*           .01(b)*         46.97*
--------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             .56*             (.31)*           37.16*
December 31, 2002                                         1.56             (1.11)            92.27(g)
December 31, 2001                                         1.62             (1.10)           109.55
December 31, 2000*******                                   .85*             (.67)*           28.20*
--------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                             .41*             3.79*            56.50*
December 31, 2002                                          .82              8.45            176.17(f)
December 31, 2001                                          .79              8.83            139.13(f)
December 31, 2000                                          .78              8.62            169.27
December 31, 1999                                          .78              7.86            117.02
December 31, 1998                                          .78              7.94            186.80
--------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2003+********                                     .18(b)*           .24(b)*         25.50*
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                             .37*             1.25*            65.05*
December 31, 2002                                          .75              2.83            128.14(f)
December 31, 2001                                          .76              2.92            334.64(f)
December 31, 2000                                          .76              3.44            154.53
December 31, 1999                                          .83              3.04            173.41
December 31, 1998***                                       .57(b)*          1.84(b)*         99.85*
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                             .48*             1.11*            90.45*
December 31, 2002                                          .91              2.10            105.04
December 31, 2001                                          .84              2.54            187.96(f)
December 31, 2000                                          .79              2.73            159.03
December 31, 1999                                          .77              2.22            149.82
December 31, 1998                                          .78              2.54            133.80
--------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                             .46*              .84*            35.10*
December 31, 2002                                          .89               .92            173.27
December 31, 2001                                          .82               .20            186.11
December 31, 2000                                          .76              (.32)           170.41
December 31, 1999                                          .73              (.09)           154.88
December 31, 1998                                          .72               .26            164.56
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                             .27*              .94*            21.64*
December 31, 2002                                          .52              1.71             36.01
December 31, 2001                                          .51              1.42             32.75
December 31, 2000                                          .50              1.63             55.04
December 31, 1999                                          .50              1.66             53.68
December 31, 1998                                          .50              1.59             63.62
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                           $3.75               $--(a)(e)        $.41              $.41
December 31, 2002                                         5.31                --(a)(e)       (1.56)            (1.56)
December 31, 2001                                         7.80              (.01)(a)         (2.48)            (2.49)
December 31, 2000******                                  10.00              (.02)(a)         (2.18)            (2.20)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $9.37              $.03(a)          $1.10             $1.13
December 31, 2002                                        11.75               .04(a)          (2.41)            (2.37)
December 31, 2001                                        14.61               .01(a)          (2.86)            (2.85)
December 31, 2000                                        10.50               .01(a)           4.10              4.11
December 31, 1999                                        10.94               .01(a)           (.44)             (.43)
December 31, 1998***                                     10.00               .01(a)(b)         .94               .95
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $7.08              $.33(a)           $.70             $1.03
December 31, 2002                                         8.08               .76(a)           (.78)             (.02)
December 31, 2001                                         8.98               .91(a)           (.55)              .36
December 31, 2000                                        11.09              1.14(a)          (1.97)             (.83)
December 31, 1999                                        11.70              1.13(a)           (.48)              .65
December 31, 1998                                        13.62              1.31(a)          (1.98)             (.67)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                          $12.95              $.26(a)           $.31              $.57
December 31, 2002                                        12.65               .64(a)            .33               .97
December 31, 2001                                        12.61               .70(a)            .21               .91
December 31, 2000                                        12.52               .84(a)            .11               .95
December 31, 1999                                        13.73               .78(a)          (1.05)             (.27)
December 31, 1998                                        13.42               .82(a)            .24              1.06
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                          $10.14              $.12(a)           $.51              $.63
December 31, 2002                                        12.42               .13(a)          (2.29)            (2.16)
December 31, 2001                                        17.72               .13(a)          (3.62)            (3.49)
December 31, 2000                                        21.66               .31(a)          (2.05)            (1.74)
December 31, 1999                                        13.52               .08(a)           8.06              8.14
December 31, 1998                                        11.43               .11(a)           2.03              2.14
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $8.37              $.12(a)           $.69              $.81
December 31, 2002                                         9.76               .12(a)          (1.44)            (1.32)
December 31, 2001                                        13.28               .13(a)          (2.80)            (2.67)
December 31, 2000                                        15.25               .16(a)            .05               .21
December 31, 1999                                        12.24               .21(a)           2.80              3.01
December 31, 1998                                        11.53               .23(a)           1.06              1.29
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $8.41              $.07(a)           $.74              $.81
December 31, 2002                                         9.80               .07(a)          (1.38)            (1.31)
December 31, 2001                                        13.71               .04(a)          (3.95)            (3.91)
December 31, 2000                                        23.31              (.11)(a)         (8.45)            (8.56)
December 31, 1999                                        11.49              (.05)(a)         11.88             11.83
December 31, 1998                                         9.96              (.04)(a)(b)       1.59              1.55
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $7.08              $.03(a)           $.70              $.73
December 31, 2002                                         9.31               .04(a)          (2.24)            (2.20)
December 31, 2001                                        12.36               .03(a)          (3.07)            (3.04)
December 31, 2000                                        15.16               .01(a)          (2.81)            (2.80)
December 31, 1999                                        11.65               .01(a)           3.50              3.51
December 31, 1998***                                     10.00               .02(a)(b)        1.65              1.67
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net
                                                           Net          Realized              From
                                                    Investment           Gain on            Return
Period ended                                            Income       Investments        of Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000******                                     --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $(.08)              $--               $--
December 31, 2002                                         (.01)               --                --
December 31, 2001                                         (.01)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                         (.01)               --                --
December 31, 1998***                                      (.01)               --                --(e)
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $(.83)              $--               $--
December 31, 2002                                         (.98)               --                --
December 31, 2001                                        (1.26)               --                --
December 31, 2000                                        (1.28)               --                --
December 31, 1999                                        (1.26)               --                --
December 31, 1998                                        (1.08)             (.17)               --
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                           $(.63)              $--               $--
December 31, 2002                                         (.67)               --                --
December 31, 2001                                         (.87)               --                --
December 31, 2000                                         (.86)               --                --
December 31, 1999                                         (.73)             (.21)               --
December 31, 1998                                         (.75)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                           $(.12)              $--               $--
December 31, 2002                                         (.12)               --                --
December 31, 2001                                         (.06)            (1.75)               --
December 31, 2000                                         (.41)            (1.79)               --
December 31, 1999                                           --                --                --
December 31, 1998                                         (.04)               --              (.01)
--------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $(.16)              $--               $--
December 31, 2002                                         (.07)               --                --
December 31, 2001                                         (.13)             (.72)               --
December 31, 2000                                         (.68)            (1.50)               --
December 31, 1999                                           --                --                --
December 31, 1998                                         (.11)             (.41)             (.06)
--------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $(.05)              $--               $--
December 31, 2002                                         (.08)               --                --
December 31, 2001                                           --                --                --
December 31, 2000                                         (.01)            (1.03)               --(e)
December 31, 1999                                         (.01)               --                --
December 31, 1998                                         (.02)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $(.05)              $--               $--
December 31, 2002                                         (.03)               --                --
December 31, 2001                                         (.01)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --                --                --
December 31, 1998***                                      (.01)               --              (.01)
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             $--             $4.16             10.93*          $36,648
December 31, 2002                                           --              3.75            (29.38)           32,235
December 31, 2001                                           --              5.31            (31.92)           55,646
December 31, 2000******                                     --              7.80            (22.00)*          77,022
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $(.08)           $10.42             12.13*         $217,535
December 31, 2002                                         (.01)             9.37            (20.21)          212,783
December 31, 2001                                         (.01)            11.75            (19.53)          342,488
December 31, 2000                                           --             14.61             39.14           497,695
December 31, 1999                                         (.01)            10.50             (3.93)          218,848
December 31, 1998***                                      (.01)            10.94              9.51*          134,436
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $(.83)            $7.28             15.71*         $600,841
December 31, 2002                                         (.98)             7.08              (.52)          526,885
December 31, 2001                                        (1.26)             8.08              4.00           647,505
December 31, 2000                                        (1.28)             8.98             (8.45)          709,534
December 31, 1999                                        (1.26)            11.09              5.92           964,590
December 31, 1998                                        (1.25)            11.70             (5.86)        1,032,892
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                           $(.63)           $12.89              4.53*         $914,397
December 31, 2002                                         (.67)            12.95              8.09           919,294
December 31, 2001                                         (.87)            12.65              7.53           879,911
December 31, 2000                                         (.86)            12.61              8.01           806,452
December 31, 1999                                         (.94)            12.52             (2.07)          935,800
December 31, 1998                                         (.75)            13.73              8.25         1,000,161
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                           $(.12)           $10.65              6.35*         $416,935
December 31, 2002                                         (.12)            10.14            (17.60)          430,607
December 31, 2001                                        (1.81)            12.42            (20.41)          521,192
December 31, 2000                                        (2.20)            17.72             (9.48)          696,527
December 31, 1999                                           --             21.66             60.21           627,368
December 31, 1998                                         (.05)            13.52             18.69           317,602
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $(.16)            $9.02              9.96*         $201,851
December 31, 2002                                         (.07)             8.37            (13.67)          201,168
December 31, 2001                                         (.85)             9.76            (20.67)          273,298
December 31, 2000                                        (2.18)            13.28              1.36           393,973
December 31, 1999                                           --             15.25             24.59           387,504
December 31, 1998                                         (.58)            12.24             11.28           305,047
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $(.05)            $9.17              9.77*          $92,987
December 31, 2002                                         (.08)             8.41            (13.46)           91,939
December 31, 2001                                           --              9.80            (28.52)          140,731
December 31, 2000                                        (1.04)            13.71            (38.56)          255,447
December 31, 1999                                         (.01)            23.31            102.96           330,982
December 31, 1998                                         (.02)            11.49             15.58           135,451
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $(.05)            $7.76             10.46*         $344,294
December 31, 2002                                         (.03)             7.08            (23.68)          341,675
December 31, 2001                                         (.01)             9.31            (24.61)          597,312
December 31, 2000                                           --             12.36            (18.47)          905,213
December 31, 1999                                           --             15.16             30.13           867,151
December 31, 1998***                                      (.02)            11.65             16.66*          243,296
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             .51*              .09*            31.93*
December 31, 2002                                          .96               .03             63.30
December 31, 2001                                          .85              (.19)            83.13
December 31, 2000******                                    .80*             (.23)*           57.60*
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                             .42*              .28*            34.68*
December 31, 2002                                          .83               .39             74.33
December 31, 2001                                          .79               .09             53.20
December 31, 2000                                          .79               .06             49.10
December 31, 1999                                          .83               .14             82.45
December 31, 1998***                                       .61(b)*           .14(b)*         39.68*
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                             .39*             4.70*            40.61*
December 31, 2002                                          .78             10.55             68.41
December 31, 2001                                          .76             10.99             81.97
December 31, 2000                                          .74             11.46             69.05
December 31, 1999                                          .72             10.18             52.96
December 31, 1998                                          .71             10.31             52.00
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                             .33*             2.06*           131.12*
December 31, 2002                                          .68              5.10            399.61(f)
December 31, 2001                                          .68              5.60            250.79(f)
December 31, 2000                                          .67              6.94            238.00
December 31, 1999                                          .67              6.07            220.90
December 31, 1998                                          .67              6.13            233.04
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                             .46*             1.25*            28.62*
December 31, 2002                                          .99              1.17             53.20(g)
December 31, 2001                                          .94               .93             69.81
December 31, 2000                                          .94              1.62             78.84
December 31, 1999                                         1.02               .51            107.38
December 31, 1998                                         1.07               .84             98.31
--------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                             .51*             1.40*            34.40*
December 31, 2002                                         1.00              1.34             99.21
December 31, 2001                                          .98              1.26            154.29
December 31, 2000                                          .97              1.15             82.02
December 31, 1999                                          .98              1.50             92.27
December 31, 1998                                          .99              1.86             62.61
--------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                             .62*              .89*            73.02*
December 31, 2002                                         1.27               .82            136.66
December 31, 2001                                         1.24               .35            198.97
December 31, 2000                                         1.21              (.57)           189.71
December 31, 1999                                         1.41              (.36)           196.53
December 31, 1998                                         1.60(b)           (.36)(b)        157.72
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                             .37*              .41*            37.49*
December 31, 2002                                          .72               .56            122.88
December 31, 2001                                          .66               .23             98.05
December 31, 2000                                          .65               .08             76.32
December 31, 1999                                          .71               .05             65.59
December 31, 1998***                                       .57(b)*           .19(b)*         42.97*
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                  $10.00              $.02(a)(b)        $.74              $.76
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                           $1.00            $.0043               $--(h)         $.0043
December 31, 2002                                         1.00             .0145                --(h)          .0145
December 31, 2001                                         1.00             .0392                --             .0392
December 31, 2000                                         1.00             .0588                --             .0588
December 31, 1999                                         1.00             .0476                --             .0476
December 31, 1998                                         1.00             .0510                --             .0510
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                          $11.62             $(.01)(a)         $1.79             $1.78
December 31, 2002                                        16.67              (.03)(a)         (5.02)            (5.05)
December 31, 2001                                        29.89              (.04)(a)         (8.76)            (8.80)
December 31, 2000                                        43.54              (.13)(a)        (10.03)           (10.16)
December 31, 1999                                        26.06              (.08)(a)         17.93             17.85
December 31, 1998                                        21.23              (.04)             5.19              5.15
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                          $10.98              $.07(a)          $1.21             $1.28
December 31, 2002                                        13.47               .16(a)          (2.14)            (1.98)
December 31, 2001                                        13.52               .18(a)            .28               .46
December 31, 2000                                        11.86               .21(a)           2.27              2.48
December 31, 1999                                        12.03               .18(a)           (.14)              .04
December 31, 1998                                        11.76               .16(a)            .57               .73
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                           $4.09             $(.01)(a)          $.72              $.71
December 31, 2002                                         6.02              (.03)(a)         (1.90)            (1.93)
December 31, 2001                                        11.06              (.05)(a)         (4.99)            (5.04)
December 31, 2000                                        22.79              (.08)(a)        (11.42)           (11.50)
December 31, 1999                                        10.09              (.08)(a)(b)      12.84             12.76
December 31, 1998***                                     10.00              (.01)(a)(b)        .10               .09
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $8.51              $.04(a)           $.83              $.87
December 31, 2002                                        10.99               .06(a)          (2.47)            (2.41)
December 31, 2001                                        14.32               .08(a)          (2.73)            (2.65)
December 31, 2000                                        14.69               .07(a)           (.34)             (.27)
December 31, 1999                                        11.93               .05(a)(b)        3.20              3.25
December 31, 1998****                                    10.00               .02(a)(b)        1.93              1.95
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                          $12.23              $.04(a)          $2.11             $2.15
December 31, 2002                                        15.09               .08(a)          (2.76)            (2.68)
December 31, 2001                                        12.81               .08(a)           2.27              2.35
December 31, 2000                                        10.31               .07(a)           2.47              2.54
December 31, 1999*****                                   10.00              (.02)(a)           .37               .35
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $9.57              $.15(a)          $1.12             $1.27
December 31, 2002                                        12.97               .35(a)          (3.35)            (3.00)
December 31, 2001                                        18.13               .36(a)          (4.17)            (3.81)
December 31, 2000                                        16.97               .49(a)           2.25              2.74
December 31, 1999                                        18.19               .52(a)           (.72)             (.20)
December 31, 1998                                        17.14               .54(a)           1.90              2.44
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net
                                                           Net          Realized              From
                                                    Investment           Gain on            Return
Period ended                                            Income       Investments        of Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                         $(.0043)              $--               $--
December 31, 2002                                       (.0145)               --                --
December 31, 2001                                       (.0392)               --                --
December 31, 2000                                       (.0588)               --                --
December 31, 1999                                       (.0476)               --                --
December 31, 1998                                       (.0510)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --             (4.42)               --(e)
December 31, 2000                                           --             (3.49)               --
December 31, 1999                                           --              (.37)               --
December 31, 1998                                           --              (.32)               --
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                           $(.18)              $--               $--
December 31, 2002                                         (.13)             (.38)               --
December 31, 2001                                         (.14)             (.37)               --
December 31, 2000                                         (.18)             (.64)               --
December 31, 1999                                           --(e)           (.21)               --
December 31, 1998                                         (.23)             (.23)               --
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000                                           --              (.23)               --(e)
December 31, 1999                                           --              (.06)               --
December 31, 1998***                                        --                --                --(e)
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $(.05)              $--               $--
December 31, 2002                                         (.07)               --                --
December 31, 2001                                         (.05)             (.63)               --
December 31, 2000                                           --              (.10)               --
December 31, 1999                                         (.03)             (.46)               --
December 31, 1998****                                     (.01)             (.01)               --
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                           $(.08)              $--               $--
December 31, 2002                                         (.04)             (.14)               --
December 31, 2001                                           --(e)           (.07)               --
December 31, 2000                                         (.04)               --                --
December 31, 1999*****                                      --              (.03)             (.01)
--------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $(.41)              $--               $--
December 31, 2002                                         (.40)               --                --
December 31, 2001                                         (.50)             (.85)               --
December 31, 2000                                         (.57)            (1.01)               --
December 31, 1999                                         (.50)             (.52)               --
December 31, 1998                                         (.51)             (.88)               --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     $--            $10.76              7.60*           $3,365
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                         $(.0043)            $1.00               .43*         $576,437
December 31, 2002                                       (.0145)             1.00              1.46           794,448
December 31, 2001                                       (.0392)             1.00              3.99           893,647
December 31, 2000                                       (.0588)             1.00              6.03           637,405
December 31, 1999                                       (.0476)             1.00              4.86           823,013
December 31, 1998                                       (.0510)             1.00              5.19           595,158
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             $--            $13.40             15.32*       $1,753,519
December 31, 2002                                           --             11.62            (30.29)        1,664,685
December 31, 2001                                        (4.42)            16.67            (29.99)        3,058,087
December 31, 2000                                        (3.49)            29.89            (26.09)        4,992,696
December 31, 1999                                         (.37)            43.54             69.35         6,432,227
December 31, 1998                                         (.32)            26.06             24.38         3,586,225
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                           $(.18)           $12.08             11.92*         $378,116
December 31, 2002                                         (.51)            10.98            (15.44)          366,623
December 31, 2001                                         (.51)            13.47              3.53           455,975
December 31, 2000                                         (.82)            13.52             22.59           302,930
December 31, 1999                                         (.21)            11.86               .27           249,092
December 31, 1998                                         (.46)            12.03              6.26           255,754
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             $--             $4.80             17.36*          $69,595
December 31, 2002                                           --              4.09            (32.06)           61,535
December 31, 2001                                           --              6.02            (45.57)          107,050
December 31, 2000                                         (.23)            11.06            (51.03)          217,797
December 31, 1999                                         (.06)            22.79            126.52           207,003
December 31, 1998***                                        --(e)          10.09               .94*           28,059
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $(.05)            $9.33             10.32*         $124,186
December 31, 2002                                         (.07)             8.51            (22.06)          127,084
December 31, 2001                                         (.68)            10.99            (18.62)          197,443
December 31, 2000                                         (.10)            14.32             (1.84)          222,579
December 31, 1999                                         (.49)            14.69             27.58           134,115
December 31, 1998****                                     (.02)            11.93             19.51*           22,626
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                           $(.08)           $14.30             17.71*         $227,578
December 31, 2002                                         (.18)            12.23            (18.06)          215,964
December 31, 2001                                         (.07)            15.09             18.42           231,329
December 31, 2000                                         (.04)            12.81             24.62            59,483
December 31, 1999*****                                    (.04)            10.31              3.47*           12,298
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $(.41)           $10.43             14.07*         $364,989
December 31, 2002                                         (.40)             9.57            (23.83)          355,128
December 31, 2001                                        (1.35)            12.97            (22.11)          631,897
December 31, 2000                                        (1.58)            18.13             17.61           958,078
December 31, 1999                                        (1.02)            16.97              (.66)          945,581
December 31, 1998                                        (1.39)            18.19             14.92         1,015,327
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     .19(b)*           .19(b)*         35.31*
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                             .24*              .43*               --
December 31, 2002                                          .48              1.45                --
December 31, 2001                                          .45              3.75                --
December 31, 2000                                          .50              5.87                --
December 31, 1999                                          .49              4.77                --
December 31, 1998                                          .53              5.04                --
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             .33*             (.07)*           23.30*
December 31, 2002                                          .63              (.19)            68.82
December 31, 2001                                          .59              (.21)            72.16
December 31, 2000                                          .57              (.31)            53.64
December 31, 1999                                          .59              (.28)            71.14
December 31, 1998                                          .61              (.16)            59.75
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                             .39*              .64*            31.68*
December 31, 2002                                          .78              1.37             60.33
December 31, 2001                                          .79              1.32             74.80
December 31, 2000                                          .79              1.75             83.62
December 31, 1999                                          .80              1.40             98.21
December 31, 1998                                          .81              1.34            130.96
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             .45*             (.33)*           30.89*
December 31, 2002                                          .90              (.72)            68.02
December 31, 2001                                          .85              (.63)           116.66
December 31, 2000                                          .81              (.42)            88.63
December 31, 1999                                          .90(b)           (.55)(b)        127.98
December 31, 1998***                                       .60(b)*          (.16)(b)*        59.93*
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                             .40*              .47*            63.89*
December 31, 2002                                          .78               .64            154.60
December 31, 2001                                          .74               .67            146.42
December 31, 2000                                          .78               .47            161.52
December 31, 1999                                          .85(b)            .34(b)         169.16
December 31, 1998****                                      .22(b)*           .19(b)*         19.76*
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                             .46*              .30*            24.01*
December 31, 2002                                          .92               .57             51.54
December 31, 2001                                          .94               .56             36.65
December 31, 2000                                         1.10               .59             34.05
December 31, 1999*****                                    1.29*             (.24)*           48.24*
--------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                             .41*             1.54*            25.20*
December 31, 2002                                          .79              3.23             42.68
December 31, 2001                                          .73              2.45             93.13
December 31, 2000                                          .72              2.94             28.88
December 31, 1999                                          .71              3.02             26.16
December 31, 1998                                          .72              3.19             24.77
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                           $7.93             $(.01)(a)         $1.22             $1.21
December 31, 2002                                        11.40              (.03)(a)         (3.44)            (3.47)
December 31, 2001                                        19.65              (.02)(a)         (6.47)            (6.49)
December 31, 2000                                        20.68              (.05)(a)          (.73)             (.78)
December 31, 1999                                        14.72              (.05)(a)          7.64              7.59
December 31, 1998                                        12.32              (.02)(a)          2.42              2.40
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                          $21.00              $.06(a)          $2.25             $2.31
December 31, 2002                                        28.72               .12(a)          (7.63)            (7.51)
December 31, 2001                                        48.82               .20(a)         (10.65)           (10.45)
December 31, 2000                                        66.25               .04(a)          (8.96)            (8.92)
December 31, 1999                                        45.85               .03(a)          24.59             24.62
December 31, 1998                                        39.08               .05(a)           9.26              9.31
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net
                                                           Net          Realized              From
                                                    Investment           Gain on            Return
Period ended                                            Income       Investments        of Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --             (1.76)               --(e)
December 31, 2000                                           --              (.25)               --
December 31, 1999                                           --             (1.63)               --
December 31, 1998                                           --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                           $(.15)              $--               $--
December 31, 2002                                         (.21)               --                --
December 31, 2001                                         (.05)            (9.60)               --
December 31, 2000                                         (.02)            (8.49)               --
December 31, 1999                                         (.05)            (4.17)               --
December 31, 1998                                         (.10)            (2.44)               --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             $--             $9.14             15.26*         $245,246
December 31, 2002                                           --              7.93            (30.44)          234,249
December 31, 2001                                        (1.76)            11.40            (33.34)          443,879
December 31, 2000                                         (.25)            19.65             (3.98)          767,550
December 31, 1999                                        (1.63)            20.68             52.90           542,491
December 31, 1998                                           --             14.72             19.48           311,612
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                           $(.15)           $23.16             11.06*       $2,766,859
December 31, 2002                                         (.21)            21.00            (26.34)        2,740,121
December 31, 2001                                        (9.65)            28.72            (22.24)        4,784,868
December 31, 2000                                        (8.51)            48.82            (16.41)        7,326,157
December 31, 1999                                        (4.22)            66.25             58.22         9,130,197
December 31, 1998                                        (2.54)            45.85             24.36         5,803,073
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             .38*             (.14)*           42.60*
December 31, 2002                                          .74              (.28)            78.14
December 31, 2001                                          .67              (.18)           112.81
December 31, 2000                                          .67              (.22)           104.60
December 31, 1999                                          .75              (.29)           133.32
December 31, 1998                                          .77              (.12)           116.48
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                             .31*              .26*            28.90*
December 31, 2002                                          .60               .51             90.52
December 31, 2001                                          .57               .61            105.03
December 31, 2000                                          .56               .07             92.54
December 31, 1999                                          .57               .05             85.13
December 31, 1998                                          .58               .14             62.99
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                          $12.30              $.13(a)           $.16              $.29
December 31, 2002                                        11.59               .37(a)            .62               .99
December 31, 2001                                        10.87               .47(a)            .25               .72
December 31, 2000******                                  10.00               .54(a)(b)         .66              1.20
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                           $6.05               $--(a)(e)        $.70              $.70
December 31, 2002                                         7.80                --(a)(e)       (1.74)            (1.74)
December 31, 2001                                         9.06              (.01)(a)         (1.25)            (1.26)
December 31, 2000*******                                 10.00              (.05)(a)          (.89)             (.94)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                  $10.00               $--(a)(b)(e)     $.98              $.98
--------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                           $3.50             $(.02)(a)          $.54              $.52
December 31, 2002                                         4.97              (.05)(a)         (1.42)            (1.47)
December 31, 2001                                         7.18              (.07)(a)         (2.14)            (2.21)
December 31, 2000*******                                 10.00              (.07)(a)         (2.75)            (2.82)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $8.49              $.31(a)           $.65              $.96
December 31, 2002                                         8.75               .68(a)           (.18)              .50
December 31, 2001                                         9.11               .76(a)           (.45)              .31
December 31, 2000                                         9.90               .78(a)           (.78)               --(e)
December 31, 1999                                        10.47               .78(a)           (.62)              .16
December 31, 1998**                                      10.95               .62(a)          (1.10)             (.48)
--------------------------------------------------------------------------------------------------------------------
Putnam VT VT Equity Income Fund
June 30, 2003+********                                  $10.00              $.02(a)(b)        $.60              $.62
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $9.54              $.11(a)           $.65              $.76
December 31, 2002                                        10.69               .26(a)          (1.17)             (.91)
December 31, 2001                                        10.94               .29(a)           (.25)              .04
December 31, 2000                                         9.98               .18(a)            .78               .96
December 31, 1999                                        10.28               .30(a)           (.34)             (.04)
December 31, 1998***                                     10.00               .17(a)(b)         .20               .37
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                          $11.51              $.11(a)          $1.01             $1.12
December 31, 2002                                        13.37               .23(a)          (1.86)            (1.63)
December 31, 2001                                        16.67               .32(a)          (1.77)            (1.45)
December 31, 2000                                        19.60               .45(a)          (1.29)             (.84)
December 31, 1999                                        18.95               .39(a)           1.69              2.08
December 31, 1998***                                     18.16               .33(a)            .46               .79
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $7.19              $.05(a)           $.69              $.74
December 31, 2002                                         9.27               .05(a)          (2.12)            (2.07)
December 31, 2001                                        18.02                --(a)(e)       (5.14)            (5.14)
December 31, 2000                                        30.41              (.10)(a)         (7.34)            (7.44)
December 31, 1999                                        20.28              (.10)(a)         12.08             11.98
December 31, 1998***                                     18.03              (.05)(a)          2.30              2.25
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                          $18.64              $.15(a)          $1.93             $2.08
December 31, 2002                                        23.44               .31(a)          (4.67)            (4.36)
December 31, 2001                                        25.76               .29(a)          (1.93)            (1.64)
December 31, 2000                                        26.75               .36(a)           1.48              1.84
December 31, 1999                                        28.75               .41(a)            .04               .45
December 31, 1998**                                      28.02               .26(a)            .47               .73
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                           $(.23)            $(.23)              $--
December 31, 2002                                         (.28)               --                --
December 31, 2001                                           --                --(e)             --
December 31, 2000******                                   (.22)             (.11)               --
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                         (.01)               --                --(e)
December 31, 2001                                           --                --                --
December 31, 2000*******                                    --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000*******                                    --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $(.81)              $--               $--
December 31, 2002                                         (.76)               --                --
December 31, 2001                                         (.67)               --                --
December 31, 2000                                         (.79)               --                --
December 31, 1999                                         (.73)               --                --
December 31, 1998**                                         --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT VT Equity Income Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $(.24)              $--               $--
December 31, 2002                                         (.24)               --                --
December 31, 2001                                         (.29)               --                --
December 31, 2000                                           --                --                --
December 31, 1999                                         (.23)             (.02)             (.01)
December 31, 1998***                                      (.09)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                           $(.47)              $--               $--
December 31, 2002                                         (.23)               --                --
December 31, 2001                                         (.16)            (1.69)               --
December 31, 2000                                         (.33)            (1.76)               --
December 31, 1999                                         (.37)            (1.06)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $(.08)              $--               $--
December 31, 2002                                         (.01)               --                --
December 31, 2001                                           --             (3.61)               --
December 31, 2000                                         (.18)            (4.77)               --
December 31, 1999                                         (.08)            (1.77)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                           $(.37)              $--               $--
December 31, 2002                                         (.32)             (.12)               --
December 31, 2001                                         (.39)             (.29)               --
December 31, 2000                                         (.49)            (2.34)               --
December 31, 1999                                         (.41)            (2.04)               --
December 31, 1998**                                         --                --                --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                           $(.46)           $12.13              2.49*         $166,565
December 31, 2002                                         (.28)            12.30              8.77           164,573
December 31, 2001                                           --(e)          11.59              6.64            73,366
December 31, 2000******                                   (.33)            10.87             11.98*            7,690
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             $--             $6.75             11.57*          $16,641
December 31, 2002                                         (.01)             6.05            (22.35)           14,021
December 31, 2001                                           --              7.80            (13.91)            9,784
December 31, 2000*******                                    --              9.06             (9.40)*             989
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     $--            $10.98              9.80*             $284
--------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             $--             $4.02             14.86*          $29,073
December 31, 2002                                           --              3.50            (29.58)           24,082
December 31, 2001                                           --              4.97            (30.78)           13,245
December 31, 2000*******                                    --              7.18            (28.20)*           1,921
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                           $(.81)            $8.64             12.12*         $126,493
December 31, 2002                                         (.76)             8.49              6.03           102,982
December 31, 2001                                         (.67)             8.75              3.51            92,828
December 31, 2000                                         (.79)             9.11              (.07)           68,832
December 31, 1999                                         (.73)             9.90              1.65            23,182
December 31, 1998**                                         --             10.47             (4.38)*           1,963
--------------------------------------------------------------------------------------------------------------------
Putnam VT VT Equity Income Fund
June 30, 2003+********                                     $--            $10.62              6.20*           $3,642
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                           $(.24)           $10.06              8.22*         $211,375
December 31, 2002                                         (.24)             9.54             (8.75)          178,710
December 31, 2001                                         (.29)            10.69               .46           156,821
December 31, 2000                                           --             10.94              9.62            94,236
December 31, 1999                                         (.26)             9.98              (.41)           38,566
December 31, 1998***                                      (.09)            10.28              3.69*            1,924
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                           $(.47)           $12.16             10.20*          $27,112
December 31, 2002                                         (.23)            11.51            (12.46)           21,758
December 31, 2001                                        (1.85)            13.37             (8.58)           24,735
December 31, 2000                                        (2.09)            16.67             (4.87)           18,984
December 31, 1999                                        (1.43)            19.60             11.76             6,617
December 31, 1998***                                        --             18.95              4.35*            1,319
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                           $(.08)            $7.85             10.39*          $67,523
December 31, 2002                                         (.01)             7.19            (22.39)           65,834
December 31, 2001                                        (3.61)             9.27            (29.76)           92,817
December 31, 2000                                        (4.95)            18.02            (29.75)          103,129
December 31, 1999                                        (1.85)            30.41             64.56            28,909
December 31, 1998***                                        --             20.28             12.48*              823
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                           $(.37)           $20.35             11.44*         $700,832
December 31, 2002                                         (.44)            18.64            (18.99)          612,170
December 31, 2001                                         (.68)            23.44             (6.39)          709,842
December 31, 2000                                        (2.83)            25.76              7.92           513,216
December 31, 1999                                        (2.45)            26.75              1.47           162,112
December 31, 1998**                                         --             28.75              2.61*            7,583
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2003+                                             .48*             1.03*           240.05*
December 31, 2002                                          .99              3.13            517.44(f)
December 31, 2001                                          .99              4.12            262.05(f)
December 31, 2000******                                    .95(b)*          5.21(b)*        336.72*
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2003+                                             .64*             (.12)*           45.84*
December 31, 2002                                         1.38               .05            166.36
December 31, 2001                                         1.57              (.13)           101.98
December 31, 2000*******                                  1.22*             (.66)*           89.87*
--------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2003+********                                     .22(b)*          (.03)(b)*        46.97*
--------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2003+                                             .68*             (.43)*           37.16*
December 31, 2002                                         1.81             (1.36)            92.27(g)
December 31, 2001                                         1.84             (1.34)           109.55
December 31, 2000*******                                   .89*             (.67)*           28.20*
--------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2003+                                             .53*             3.66*            56.50*
December 31, 2002                                         1.07              8.20            176.17(f)
December 31, 2001                                         1.01              8.58            139.13(f)
December 31, 2000                                          .93              8.45            169.27
December 31, 1999                                          .93              7.67            117.02
December 31, 1998**                                        .69*             5.74*           186.80
--------------------------------------------------------------------------------------------------
Putnam VT VT Equity Income Fund
June 30, 2003+********                                     .22(b)*           .20(b)*         25.50*
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2003+                                             .49*             1.12*            65.05*
December 31, 2002                                         1.00              2.58            128.14(f)
December 31, 2001                                          .98              2.69            334.64(f)
December 31, 2000                                          .91              3.27            154.53
December 31, 1999                                          .98              3.00            173.41
December 31, 1998***                                       .67(b)*          1.74(b)*         99.85*
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2003+                                             .61*              .99*            90.45*
December 31, 2002                                         1.16              1.87            105.04
December 31, 2001                                         1.06              2.29            187.96(f)
December 31, 2000                                          .94              2.60            159.03
December 31, 1999                                          .92              2.15            149.82
December 31, 1998***                                       .63*             1.82*           133.80
--------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2003+                                             .58*              .72*            35.10*
December 31, 2002                                         1.14               .69            173.27
December 31, 2001                                         1.04              (.02)           186.11
December 31, 2000                                          .91              (.43)           170.41
December 31, 1999                                          .88              (.43)           154.88
December 31, 1998***                                       .59*             (.34)*          164.56
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2003+                                             .39*              .82*            21.64*
December 31, 2002                                          .77              1.47             36.01
December 31, 2001                                          .73              1.22             32.75
December 31, 2000                                          .65              1.47             55.04
December 31, 1999                                          .65              1.55             53.68
December 31, 1998**                                        .49*             1.20*            63.62
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                           $3.73               $--(a)(e)        $.40              $.40
December 31, 2002                                         5.29              (.01)(a)         (1.55)            (1.56)
December 31, 2001                                         7.79              (.02)(a)         (2.48)            (2.50)
December 31, 2000******                                  10.00              (.04)(a)         (2.17)            (2.21)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $9.32              $.01(a)          $1.11             $1.12
December 31, 2002                                        11.70               .01(a)          (2.39)            (2.38)
December 31, 2001                                        14.58              (.02)(a)         (2.86)            (2.88)
December 31, 2000                                        10.50              (.01)(a)          4.09              4.08
December 31, 1999                                        10.93                --(a)(e)        (.43)             (.43)
December 31, 1998***                                     10.00              (.01)(a)(b)        .95               .94
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $7.05              $.32(a)           $.70             $1.02
December 31, 2002                                         8.06               .74(a)           (.78)             (.04)
December 31, 2001                                         8.97               .88(a)           (.54)              .34
December 31, 2000                                        11.08              1.13(a)          (1.97)             (.84)
December 31, 1999                                        11.70              1.11(a)           (.47)              .64
December 31, 1998***                                     12.99               .79(a)          (2.08)            (1.29)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                          $12.89              $.25(a)           $.29              $.54
December 31, 2002                                        12.60               .60(a)            .35               .95
December 31, 2001                                        12.58               .65(a)            .23               .88
December 31, 2000                                        12.51               .81(a)            .11               .92
December 31, 1999                                        13.73               .76(a)          (1.04)             (.28)
December 31, 1998***                                     12.88               .50(a)            .35               .85
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                          $10.09              $.12(a)           $.50              $.62
December 31, 2002                                        12.36               .10(a)          (2.28)            (2.18)
December 31, 2001                                        17.67               .09(a)          (3.61)            (3.52)
December 31, 2000                                        21.63               .21(a)          (1.97)            (1.76)
December 31, 1999                                        13.51               .05(a)           8.07              8.12
December 31, 1998***                                     13.44              (.04)(a)           .15               .11
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $8.35              $.11(a)           $.68              $.79
December 31, 2002                                         9.73               .09(a)          (1.42)            (1.33)
December 31, 2001                                        13.25               .11(a)          (2.79)            (2.68)
December 31, 2000                                        15.22               .13(a)            .08               .21
December 31, 1999                                        12.24               .15(a)           2.83              2.98
December 31, 1998**                                      13.36              (.01)(a)          (.57)             (.58)
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $8.37              $.06(a)           $.75              $.81
December 31, 2002                                         9.75               .05(a)          (1.37)            (1.32)
December 31, 2001                                        13.67               .02(a)          (3.94)            (3.92)
December 31, 2000                                        23.28              (.13)(a)         (8.44)            (8.57)
December 31, 1999                                        11.48              (.16)(a)         11.96             11.80
December 31, 1998***                                     11.39              (.05)(a)(b)        .14               .09
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $7.04              $.02(a)           $.70              $.72
December 31, 2002                                         9.26               .03(a)          (2.24)            (2.21)
December 31, 2001                                        12.31               .01(a)          (3.06)            (3.05)
December 31, 2000                                        15.13              (.01)(a)         (2.81)            (2.82)
December 31, 1999                                        11.64              (.01)(a)          3.50              3.49
December 31, 1998***                                     10.00               .01(a)(b)        1.64              1.65
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000******                                     --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $(.06)              $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --(e)             --                --
December 31, 1998***                                      (.01)               --                --(e)
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $(.82)              $--               $--
December 31, 2002                                         (.97)               --                --
December 31, 2001                                        (1.25)               --                --
December 31, 2000                                        (1.27)               --                --
December 31, 1999                                        (1.26)               --                --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                           $(.60)              $--               $--
December 31, 2002                                         (.66)               --                --
December 31, 2001                                         (.86)               --                --
December 31, 2000                                         (.85)               --                --
December 31, 1999                                         (.73)             (.21)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                           $(.10)              $--               $--
December 31, 2002                                         (.09)               --                --
December 31, 2001                                         (.04)            (1.75)               --
December 31, 2000                                         (.41)            (1.79)               --
December 31, 1999                                           --                --                --
December 31, 1998***                                      (.03)               --              (.01)
--------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $(.14)              $--               $--
December 31, 2002                                         (.05)               --                --
December 31, 2001                                         (.12)             (.72)               --
December 31, 2000                                         (.68)            (1.50)               --
December 31, 1999                                           --                --                --
December 31, 1998**                                       (.11)             (.37)             (.06)
--------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $(.03)              $--               $--
December 31, 2002                                         (.06)               --                --
December 31, 2001                                           --                --                --
December 31, 2000                                         (.01)            (1.03)               --(e)
December 31, 1999                                           --(e)             --                --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $(.03)              $--               $--
December 31, 2002                                         (.01)               --                --
December 31, 2001                                           --                --                --
December 31, 2000                                           --                --                --
December 31, 1999                                           --                --                --
December 31, 1998***                                      (.01)               --                --(e)
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             $--             $4.13             10.72*          $33,877
December 31, 2002                                           --              3.73            (29.49)           31,065
December 31, 2001                                           --              5.29            (32.09)           44,521
December 31, 2000******                                     --              7.79            (22.10)*          41,072
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                           $(.06)           $10.38             12.02*         $150,141
December 31, 2002                                           --              9.32            (20.34)          119,828
December 31, 2001                                           --             11.70            (19.75)          128,067
December 31, 2000                                           --             14.58             38.86           107,991
December 31, 1999                                           --(e)          10.50             (3.90)           20,162
December 31, 1998***                                      (.01)            10.93              9.40*            2,129
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                           $(.82)            $7.25             15.54*         $125,945
December 31, 2002                                         (.97)             7.05              (.85)           79,036
December 31, 2001                                        (1.25)             8.06              3.78            64,972
December 31, 2000                                        (1.27)             8.97             (8.51)           38,039
December 31, 1999                                        (1.26)            11.08              5.81            17,646
December 31, 1998***                                        --             11.70             (9.93)*           1,840
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                           $(.60)           $12.83              4.34*         $248,738
December 31, 2002                                         (.66)            12.89              7.89           215,874
December 31, 2001                                         (.86)            12.60              7.30           144,380
December 31, 2000                                         (.85)            12.58              7.79            55,669
December 31, 1999                                         (.94)            12.51             (2.16)           18,116
December 31, 1998***                                        --             13.73              6.60*            2,288
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                           $(.10)           $10.61              6.23*         $383,530
December 31, 2002                                         (.09)            10.09            (17.75)          308,970
December 31, 2001                                        (1.79)            12.36            (20.61)          252,647
December 31, 2000                                        (2.20)            17.67             (9.61)          197,754
December 31, 1999                                           --             21.63             60.10            40,448
December 31, 1998***                                      (.04)            13.51               .81*            1,234
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                           $(.14)            $9.00              9.69*          $49,635
December 31, 2002                                         (.05)             8.35            (13.77)           45,744
December 31, 2001                                         (.84)             9.73            (20.81)           41,771
December 31, 2000                                        (2.18)            13.25              1.33            36,934
December 31, 1999                                           --             15.22             24.35            10,652
December 31, 1998**                                       (.54)            12.24             (4.24)*             926
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                           $(.03)            $9.15              9.71*         $127,189
December 31, 2002                                         (.06)             8.37            (13.63)          122,332
December 31, 2001                                           --              9.75            (28.68)          159,227
December 31, 2000                                        (1.04)            13.67            (38.67)          184,660
December 31, 1999                                           --(e)          23.28            102.80            33,554
December 31, 1998***                                        --             11.48               .79*               85
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                           $(.03)            $7.73             10.30*         $191,377
December 31, 2002                                         (.01)             7.04            (23.87)          180,341
December 31, 2001                                           --              9.26            (24.78)          261,025
December 31, 2000                                           --             12.31            (18.64)          279,598
December 31, 1999                                           --             15.13             29.98           101,795
December 31, 1998***                                      (.01)            11.64             16.54*            2,619
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2003+                                             .63*             (.04)*           31.93*
December 31, 2002                                         1.21              (.21)            63.30
December 31, 2001                                         1.07              (.39)            83.13
December 31, 2000******                                    .94*             (.39)*           57.60*
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2003+                                             .54*              .15*            34.68*
December 31, 2002                                         1.08              0.13             74.33
December 31, 2001                                         1.01              (.13)            53.20
December 31, 2000                                          .94              (.10)            49.10
December 31, 1999                                          .98              (.01)            82.45
December 31, 1998***                                       .71(b)*          (.11)(b)*        39.68*
--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2003+                                             .52*             4.53*            40.61*
December 31, 2002                                         1.03             10.38             68.41
December 31, 2001                                          .98             10.71             81.97
December 31, 2000                                          .89             11.61             69.05
December 31, 1999                                          .87             10.01             52.96
December 31, 1998***                                       .58*             7.63*            52.00
--------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2003+                                             .46*             1.93*           131.12*
December 31, 2002                                          .93              4.79            399.61(f)
December 31, 2001                                          .90              5.26            250.79(f)
December 31, 2000                                          .82              6.74            238.00
December 31, 1999                                          .82              6.14            220.90
December 31, 1998***                                       .56*             4.03*           233.04
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2003+                                             .59*             1.17*            28.62*
December 31, 2002                                         1.24               .91             53.20(g)
December 31, 2001                                         1.16               .66             69.81
December 31, 2000                                         1.09              1.13             78.84
December 31, 1999                                         1.17               .31            107.38
December 31, 1998***                                       .83*             (.29)*           98.31
--------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2003+                                             .63*             1.29*            34.40*
December 31, 2002                                         1.25              1.03             99.21
December 31, 2001                                         1.20              1.02            154.29
December 31, 2000                                         1.12               .97             82.02
December 31, 1999                                         1.13              1.08             92.27
December 31, 1998**                                        .84*             (.07)*           62.61
--------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2003+                                             .75*              .77*            73.02*
December 31, 2002                                         1.52               .56            136.66
December 31, 2001                                         1.46               .14            198.97
December 31, 2000                                         1.36              (.74)           189.71
December 31, 1999                                         1.56              (.97)           196.53
December 31, 1998***                                      1.18(b)*          (.44)(b)*       157.72
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2003+                                             .50*              .28*            37.49*
December 31, 2002                                          .97               .32            122.88
December 31, 2001                                          .88               .02             98.05
December 31, 2000                                          .80              (.06)            76.32
December 31, 1999                                          .86              (.11)            65.59
December 31, 1998***                                       .67(b)*           .03(b)*         42.97*
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                  $10.00              $.02(a)(b)        $.74              $.76
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                           $1.00            $.0030               $--(h)         $.0030
December 31, 2002                                         1.00             .0120                --(h)          .0120
December 31, 2001                                         1.00             .0370                --             .0370
December 31, 2000                                         1.00             .0566                --             .0566
December 31, 1999                                         1.00             .0460                --             .0460
December 31, 1998***                                      1.00             .0338(a)             --             .0338
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                          $11.50             $(.02)(a)         $1.78             $1.76
December 31, 2002                                        16.55              (.06)(a)         (4.99)            (5.05)
December 31, 2001                                        29.77              (.08)(a)         (8.72)            (8.80)
December 31, 2000                                        43.44              (.18)(a)        (10.00)           (10.18)
December 31, 1999                                        26.04              (.15)(a)         17.92             17.77
December 31, 1998***                                     23.94              (.05)(a)          2.15              2.10
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                          $10.93              $.06(a)          $1.20             $1.26
December 31, 2002                                        13.42               .14(a)          (2.14)            (2.00)
December 31, 2001                                        13.49               .14(a)            .29               .43
December 31, 2000                                        11.85               .20(a)           2.26              2.46
December 31, 1999                                        12.02               .17(a)           (.13)              .04
December 31, 1998***                                     11.91               .13(a)            .13               .26
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                           $4.06             $(.02)(a)          $.71              $.69
December 31, 2002                                         5.99              (.05)(a)         (1.88)            (1.93)
December 31, 2001                                        11.03              (.06)(a)         (4.98)            (5.04)
December 31, 2000                                        22.76              (.10)(a)        (11.40)           (11.50)
December 31, 1999                                        10.08              (.10)(a)(b)      12.84             12.74
December 31, 1998***                                     10.00              (.03)(a)(b)        .11               .08
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $8.47              $.03(a)           $.83              $.86
December 31, 2002                                        10.94               .04(a)          (2.46)            (2.42)
December 31, 2001                                        14.28               .05(a)          (2.72)            (2.67)
December 31, 2000                                        14.67               .05(a)           (.34)             (.29)
December 31, 1999                                        11.90               .02(a)(b)        3.23              3.25
December 31, 1998****                                    10.00               .02(a)(b)        1.90              1.92
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                          $12.16              $.02(a)          $2.11             $2.13
December 31, 2002                                        15.03               .05(a)          (2.75)            (2.70)
December 31, 2001                                        12.79               .04(a)           2.27              2.31
December 31, 2000                                        10.30               .05(a)           2.47              2.52
December 31, 1999*****                                   10.00              (.03)(a)           .37               .34
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $9.52              $.13(a)          $1.13             $1.26
December 31, 2002                                        12.92               .32(a)          (3.35)            (3.03)
December 31, 2001                                        18.09               .33(a)          (4.16)            (3.83)
December 31, 2000                                        16.95               .45(a)           2.26              2.71
December 31, 1999                                        18.19               .47(a)           (.69)             (.22)
December 31, 1998***                                     16.19               .29(a)           1.71              2.00
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     $--               $--               $--
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                         $(.0030)              $--               $--
December 31, 2002                                       (.0120)               --                --
December 31, 2001                                       (.0370)               --                --
December 31, 2000                                       (.0566)               --                --
December 31, 1999                                       (.0460)               --                --
December 31, 1998***                                    (.0338)               --                --
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --             (4.42)               --(e)
December 31, 2000                                           --             (3.49)               --
December 31, 1999                                           --              (.37)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                           $(.15)              $--               $--
December 31, 2002                                         (.11)             (.38)               --
December 31, 2001                                         (.13)             (.37)               --
December 31, 2000                                         (.18)             (.64)               --
December 31, 1999                                           --              (.21)               --
December 31, 1998***                                      (.13)             (.02)               --
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --                --                --
December 31, 2000                                           --              (.23)               --(e)
December 31, 1999                                           --              (.06)               --
December 31, 1998***                                        --                --                --(e)
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $(.03)              $--               $--
December 31, 2002                                         (.05)               --                --
December 31, 2001                                         (.04)             (.63)               --
December 31, 2000                                           --              (.10)               --
December 31, 1999                                         (.02)             (.46)               --
December 31, 1998****                                     (.01)             (.01)               --
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                           $(.05)              $--               $--
December 31, 2002                                         (.03)             (.14)               --
December 31, 2001                                           --(e)           (.07)               --
December 31, 2000                                         (.03)               --                --
December 31, 1999*****                                      --              (.03)             (.01)
--------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $(.38)              $--               $--
December 31, 2002                                         (.37)               --                --
December 31, 2001                                         (.49)             (.85)               --
December 31, 2000                                         (.56)            (1.01)               --
December 31, 1999                                         (.50)             (.52)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     $--            $10.76              7.60*             $662
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                         $(.0030)            $1.00               .31*         $129,875
December 31, 2002                                       (.0120)             1.00              1.20           154,358
December 31, 2001                                       (.0370)             1.00              3.76           154,176
December 31, 2000                                       (.0566)             1.00              5.82           101,820
December 31, 1999                                       (.0460)             1.00              4.66            41,516
December 31, 1998***                                    (.0338)             1.00              3.42*           13,188
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             $--            $13.26             15.31*         $143,916
December 31, 2002                                           --             11.50            (30.51)          125,829
December 31, 2001                                        (4.42)            16.55            (30.14)          200,041
December 31, 2000                                        (3.49)            29.77            (26.20)          231,779
December 31, 1999                                         (.37)            43.44             69.10            62,977
December 31, 1998***                                        --             26.04              8.77*            1,359
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                           $(.15)           $12.04             11.77*         $115,998
December 31, 2002                                         (.49)            10.93            (15.60)           99,692
December 31, 2001                                         (.50)            13.42              3.32            88,543
December 31, 2000                                         (.82)            13.49             22.37            30,806
December 31, 1999                                         (.21)            11.85               .26             9,541
December 31, 1998***                                      (.15)            12.02              2.28*              414
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             $--             $4.75             17.00*          $37,918
December 31, 2002                                           --              4.06            (32.22)           32,536
December 31, 2001                                           --              5.99            (45.69)           55,209
December 31, 2000                                         (.23)            11.03            (51.09)           74,367
December 31, 1999                                         (.06)            22.76            126.45            24,432
December 31, 1998***                                        --(e)          10.08               .82*              541
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                           $(.03)            $9.30             10.16*         $110,097
December 31, 2002                                         (.05)             8.47            (22.20)          101,445
December 31, 2001                                         (.67)            10.94            (18.83)          119,888
December 31, 2000                                         (.10)            14.28             (1.98)           88,834
December 31, 1999                                         (.48)            14.67             27.69            26,210
December 31, 1998****                                     (.02)            11.90             19.19*              255
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                           $(.05)           $14.24             17.60*         $240,767
December 31, 2002                                         (.17)            12.16            (18.27)          191,497
December 31, 2001                                         (.07)            15.03             18.13           130,991
December 31, 2000                                         (.03)            12.79             24.44            30,586
December 31, 1999*****                                    (.04)            10.30              3.37*            6,384
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                           $(.38)           $10.40             13.98*          $44,034
December 31, 2002                                         (.37)             9.52            (24.09)           39,574
December 31, 2001                                        (1.34)            12.92            (22.28)           59,284
December 31, 2000                                        (1.57)            18.09             17.45            48,543
December 31, 1999                                        (1.02)            16.95              (.79)           11,337
December 31, 1998***                                        --             18.19             12.35*            1,799
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2003+********                                     .23(b)*           .16(b)*         35.31*
--------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2003+                                             .36*              .31*               --
December 31, 2002                                          .73              1.19                --
December 31, 2001                                          .67              3.51                --
December 31, 2000                                          .65              5.81                --
December 31, 1999                                          .64              4.61                --
December 31, 1998***                                       .46*             3.18*               --
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2003+                                             .46*             (.19)*           23.30*
December 31, 2002                                          .88              (.44)            68.82
December 31, 2001                                          .81              (.43)            72.16
December 31, 2000                                          .72              (.45)            53.64
December 31, 1999                                          .74              (.47)            71.14
December 31, 1998***                                       .51*             (.25)*           59.75
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2003+                                             .52*              .52*            31.68*
December 31, 2002                                         1.03              1.16             60.33
December 31, 2001                                         1.01              1.10             74.80
December 31, 2000                                          .94              1.65             83.62
December 31, 1999                                          .95              1.43             98.21
December 31, 1998***                                       .65*             1.26*           130.96
--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2003+                                             .57*             (.46)*           30.89*
December 31, 2002                                         1.15              (.97)            68.02
December 31, 2001                                         1.07              (.86)           116.66
December 31, 2000                                          .96              (.59)            88.63
December 31, 1999                                         1.05(b)           (.68)(b)        127.98
December 31, 1998***                                       .71(b)*          (.42)(b)*        59.93*
--------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2003+                                             .52*              .35*            63.89*
December 31, 2002                                         1.03               .41            154.60
December 31, 2001                                          .96               .46            146.42
December 31, 2000                                          .93               .35            161.52
December 31, 1999                                         1.00(b)            .13(b)         169.16
December 31, 1998****                                      .25(b)*           .15(b)*         19.76*
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2003+                                             .58*              .18*            24.01*
December 31, 2002                                         1.17               .36             51.54
December 31, 2001                                         1.16               .33             36.65
December 31, 2000                                         1.25               .44             34.05
December 31, 1999*****                                    1.39*             (.31)*           48.24*
--------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2003+                                             .53*             1.42*            25.20*
December 31, 2002                                         1.04              2.99             42.68
December 31, 2001                                          .95              2.23             93.13
December 31, 2000                                          .87              2.68             28.88
December 31, 1999                                          .86              2.77             26.16
December 31, 1998***                                       .59*             1.98*            24.77
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                            Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                           $7.87             $(.02)(a)         $1.21             $1.19
December 31, 2002                                        11.34              (.05)(a)         (3.42)            (3.47)
December 31, 2001                                        19.60              (.05)(a)         (6.45)            (6.50)
December 31, 2000                                        20.65              (.08)(a)          (.72)             (.80)
December 31, 1999                                        14.73              (.07)(a)          7.62              7.55
December 31, 1998***                                     13.76              (.02)(a)           .99               .97
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                          $20.87              $.03(a)          $2.25             $2.28
December 31, 2002                                        28.56               .06(a)          (7.60)            (7.54)
December 31, 2001                                        48.64               .13(a)         (10.61)           (10.48)
December 31, 2000                                        66.11               .01(a)          (8.99)            (8.98)
December 31, 1999                                        45.81              (.10)(a)         24.62             24.52
December 31, 1998***                                     41.55              (.01)(a)          4.27              4.26
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------
                                                          Less Distributions:

                                                                            From
                                                          From               Net              From
                                                           Net          Realized            Return
                                                    Investment           Gain on                of
Period ended                                            Income       Investments           Capital
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             $--               $--               $--
December 31, 2002                                           --                --                --
December 31, 2001                                           --             (1.76)               --(e)
December 31, 2000                                           --              (.25)               --
December 31, 1999                                           --             (1.63)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                           $(.09)              $--               $--
December 31, 2002                                         (.15)               --                --
December 31, 2001                                           --             (9.60)               --
December 31, 2000                                           --(e)          (8.49)               --
December 31, 1999                                         (.05)            (4.17)               --
December 31, 1998***                                        --                --                --
--------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                             Total
                                                                                        Investment
                                                                                         Return at       Net Assets,
                                                         Total  Net Asset Value,         Net Asset     End of Period
Period ended                                     Distributions     End of Period       Value(%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             $--             $9.06             15.12*         $216,100
December 31, 2002                                           --              7.87            (30.60)          189,445
December 31, 2001                                        (1.76)            11.34            (33.50)          293,140
December 31, 2000                                         (.25)            19.60             (4.09)          297.024
December 31, 1999                                        (1.63)            20.65             52.59            37,506
December 31, 1998***                                        --             14.73              7.05*              851
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                           $(.09)           $23.06             10.96*         $425,249
December 31, 2002                                         (.15)            20.87            (26.53)          362,402
December 31, 2001                                        (9.60)            28.56            (22.41)          481,526
December 31, 2000                                        (8.49)            48.64            (16.54)          485,116
December 31, 1999                                        (4.22)            66.11             58.01           155,889
December 31, 1998***                                        --             45.81             10.25*            4,332
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------


                                                                    Ratio of Net
                                                      Ratio of        Investment
                                                      Expenses     Income (Loss)
                                                to Average Net        to Average         Portfolio
Period ended                                      Assets(%)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2003+                                             .51*             (.27)*           42.60*
December 31, 2002                                          .99              (.53)            78.14
December 31, 2001                                          .89              (.39)           112.81
December 31, 2000                                          .82              (.36)           104.60
December 31, 1999                                          .90              (.42)           133.32
December 31, 1998***                                       .62*             (.18)*          116.48
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2003+                                             .43*              .13*            28.90*
December 31, 2002                                          .85               .26             90.52
December 31, 2001                                          .79               .39            105.03
December 31, 2000                                          .71               .02             92.54
December 31, 1999                                          .72              (.21)            85.13
December 31, 1998***                                       .49*             (.04)*           62.99
--------------------------------------------------------------------------------------------------
See page 233 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Notes to Financial Highlights

       + Unaudited.

       * Not annualized.

      ** For the period April 6, 1998 (commencement of operations) to
         December 31, 1998.

     *** For the period April 30, 1998 (commencement of operations) to
         December 31, 1998.

    **** For the period September 30, 1998 (commencement of operations) to December 31, 1998.

   ***** For the period April 30, 1999 (commencement of operations) to
         December 31, 1999.

  ****** For the period February 1, 2000 (commencement of operations) to December 31, 2000.

 ******* For the period September 29, 2000 (commencement of operations) to December 31, 2000.

******** For the period May 1, 2003 (commencement of operations) to
         June 30, 2003.

     (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

     (b) Reflects an expense limitation in effect during the period. As a result of such limitation, the expenses of the following funds reflect a reduction of the following amounts based on average net assets.


                                                               6/30/03   12/31/00   12/31/99   12/31/98
                                                             ---------  ---------  ---------  ---------
Putnam VT American Government Income Fund Class IA                         0.19%
Putnam VT American Government Income Fund Class IB                         0.19%
Putnam VT Capital Opportunities Fund Class IA                   0.43%
Putnam VT Capital Opportunities Fund Class IB                   0.43%
Putnam VT Equity Income Fund Class IA                           0.14%
Putnam VT Equity Income Fund Class IB                           0.14%
Putnam VT The George Putnam Fund of Boston Class IA                                              0.28%
Putnam VT The George Putnam Fund of Boston Class IB                                              0.28%
Putnam VT Health Sciences Fund Class IA                                                          0.07%
Putnam VT Health Sciences Fund Class IB                                                          0.07%
Putnam VT International New Opportunities Fund Class IA                                          0.02%
Putnam VT International New Opportunities Fund Class IB                                          0.02%
Putnam VT Investors Fund Class IA                                                                0.02%
Putnam VT Investors Fund Class IB                                                                0.02%
Putnam VT Mid Cap Value Fund Class IA                           0.29%
Putnam VT Mid Cap Value Fund Class IB                           0.29%
Putnam VT OTC & Emerging Growth Fund Class IA                                         0.53%      0.71%
Putnam VT OTC & Emerging Growth Fund Class IB                                         0.53%      0.71%
Putnam VT Research Fund Class IA                                                      0.54%      0.24%
Putnam VT Research Fund Class IB                                                      0.54%      0.24%


     (c) Total return assumes dividend reinvestment.

     (d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

     (e) Amount represents less than $0.01 per share.

     (f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

     (g) Portfolio turnover excludes the impact of assets received from the acquired fund (Note 5).

     (h) Amount represents less than $0.0001 per share.

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2003 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds: Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund (formerly known as Putnam VT Voyager Fund II), Putnam VT Diversified Income Fund, Putnam Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund (formerly known as Putnam VT International Growth Fund), Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. The Trust began offering class IA and class IB shares of the Putnam VT Capital Opportunities Fund, the Putnam VT Equity Income Fund and the Putnam VT Mid Cap Value Fund on May 1, 2003.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee. For Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT International New Opportunities Fund, a redemption fee of 1.00%, which is retained by each fund may apply to shares of any class redeemed (either by selling or exchanging to another fund) within 90 days of purchase.

Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of that fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The Putnam VT Diversified Income Fund and the Putnam VT High Yield Fund invest in higher yielding, lower rated bonds that have a higher rate of default due to the nature of investments. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at market value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, are generally recognized by institutional traders, between securities. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Tax-exempt bonds and notes are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. See sections F, G, H, I, J, K and L with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts and TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the Trust's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the security received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of each fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio for each fund of the Trust.

G) Futures and options contracts During the period ended June 30, 2003, each fund except Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VTHigh Yield Fund, Putnam VT International Equity Fund, Putnam International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Value Fund and Putnam VT Small Cap Value Fund used futures and options contracts to hedge against changes in the values of securities each fund owns or expects to purchase. All of the funds may write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end are listed after The fund's portfolio for each fund of the Trust.

H) Total return swap contracts During the period ended June 30, 2003, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund and Putnam VT Income Fund entered into total returns swap contracts, which are arrangements to exchange a market linked return for an interest payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after The fund's portfolio of each fund of the Trust.

I) Interest rate swap contracts During the period ended June 30, 2003, Putnam VT Diversified Income Fund and Putnam VT High Yield Fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swaps contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recognized as part of interest income. A portion of the payments received or made upon early termination are recognized as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after The fund's portfolio for each fund of the Trust.

J) Credit default contracts During the period ended June 30, 2003, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund and Putnam VT Income Fund entered into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after The fund's portfolio for each fund of the Trust.

K) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The fund's portfolio for each fund of the Trust.

M) Security lending During the period ended June 30, 2003, each fund except Putnam VT American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund, lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2003, the value of securities loaned, which is pooled with collateral from other Putnam funds into 31 issuers of high-grade short-term investments, and the cash collateral received by the funds amounted to the following:

                                 Loaned Amount      Cash Collateral
-------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund                   $178,087            $182,371

Putnam VT Diversified
Income Fund                          307,788             316,288

Putnam VT The George
Putnam Fund of Boston              1,020,238           1,028,491

Putnam VT Global Asset
Allocation Fund                   12,627,735          13,094,512

Putnam VT Global Equity Fund      17,274,474          17,993,192

Putnam VT Growth and
Income Fund                       36,425,025          37,875,794

Putnam VT Health Sciences Fund     9,354,499           9,619,467

Putnam VT High Yield Fund            542,581             582,848

Putnam VT Income Fund                 11,282              11,772

Putnam VT International
Equity Fund                       22,815,867          23,782,302

Putnam VT International
New Opportunities Fund             8,829,212           9,284,319

Putnam VT Investors Fund          11,604,110          11,941,065

Putnam VT New Value Fund           7,637,854           8,087,012

Putnam VT Research Fund            2,167,975           2,264,745

Putnam VT Small Cap
Value Fund                        41,452,480          43,041,816

Putnam VT Utilities Growth
and Income Fund                   10,930,667          11,714,865

Putnam VT Vista Fund              33,659,455          34,328,846

Putnam VT Voyager Fund            55,637,230          57,070,469
-------------------------------------------------------------------

N) Line of credit During the period, each fund, except for Putnam VT American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Money Market Fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended June 30, 2003, none of the participating funds had any borrowings against the line of credit. Effective August 6, 2003, the funds will no longer participate in a committed line of credit.

O) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2002, the following funds had capital loss carryovers, which will expire on the following dates:

                       Loss Carryover              Expiration Date
-------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund           $78,000               December 31, 2008
                          1,722,000               December 31, 2009
                          3,677,000               December 31, 2010
Putnam VT Discovery
Growth Fund*              1,302,000               December 31, 2007
                          3,172,000               December 31, 2008
                          3,834,000               December 31, 2009
                          6,281,000               December 31, 2010
Putnam VT Diversified
Income Fund              16,535,000               December 31, 2006
                         29,254,000               December 31, 2007
                         17,510,000               December 31, 2008
                         35,797,000               December 31, 2009
                         39,497,000               December 31, 2010
Putnam VT The George
Putnam Fund of Boston     7,100,000               December 31, 2008
                         27,496,000               December 31, 2010
Putnam VT Global Asset
Allocation Fund          37,368,000               December 31, 2009
                         65,940,000               December 31, 2010
Putnam VT Global
Equity Fund             766,368,000               December 31, 2009
                        194,434,000               December 31, 2010
Putnam VT Growth and
Income Fund             428,272,000               December 31, 2010
Putnam VT Growth
Opportunities Fund        9,529,000               December 31, 2008
                         61,618,000               December 31, 2009
                         26,053,000               December 31, 2010
Putnam VT Health
Sciences Fund             1,006,000               December 31, 2006
                         15,598,000               December 31, 2007
                         13,938,000               December 31, 2009
                         43,199,000               December 31, 2010
Putnam VT High
Yield Fund               16,523,000               December 31, 2006
                         60,940,000               December 31, 2007
                         69,811,000               December 31, 2008
                         88,127,000               December 31, 2009
                        116,537,000               December 31, 2010
Putnam VT Income Fund       681,000               December 31, 2007
                         27,878,000               December 31, 2008
Putnam VT
International
Equity Fund **           13,872,000               December 31, 2008
                         92,019,000               December 31, 2009
                         99,307,000               December 31, 2010
Putnam VT
International Growth
and Income Fund          65,631,000               December 31, 2009
                         21,015,000               December 31, 2010
Putnam VT
International New
Opportunities Fund       72,898,000               December 31, 2008
                        135,535,000               December 31, 2009
                         37,566,000               December 31, 2010
Putnam VT Investors
Fund                      7,569,000               December 31, 2006
                          7,090,000               December 31, 2007
                        120,474,000               December 31, 2008
                        245,199,000               December 31, 2009
                        109,246,000               December 31, 2010
Putnam VT New
Opportunities Fund      879,654,000               December 31, 2009
                        625,132,000               December 31, 2010
Putnam VT New
Value Fund               40,731,000               December 31, 2010
Putnam VT OTC &
Emerging Growth Fund    131,657,000               December 31, 2008
                        207,253,000               December 31, 2009
                         46,157,000               December 31, 2010
Putnam VT
Research Fund            62,410,000               December 31, 2009
                         50,685,000               December 31, 2010
Putnam VT Small Cap
Value Fund               30,571,000               December 31, 2010
Putnam VT Utilities
Growth and Income
Fund                     38,340,000               December 31, 2009
                         90,436,000               December 31, 2010
Putnam VT Vista Fund    363,129,000               December 31, 2009
                        161,306,000               December 31, 2010
Putnam VT Voyager Fund  539,958,000               December 31, 2009
                      1,042,502,000               December 31, 2010
-------------------------------------------------------------------

* The cumulative amount of the capital loss carryovers that are listed above for Putnam VT Discovery Growth Fund includes approximately $5,108,000 of capital loss carryovers that were acquired in connection with the fund's acquisition of Putnam VT Technology Fund.

** The cumulative amount of the capital loss carryovers that are listed above for Putnam VT International Equity Fund includes approximately $16,112,000 of capital loss carryovers that were acquired in connection with the fund's acquisition of Putnam VT Asia Pacific Growth Fund.

These capital loss carryovers, available to the extent allowed by tax law, may be used to offset future net capital gains, if any.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer to their fiscal year ending December 31, 2003 the following losses recognized during the period November 1, 2002 to December 31, 2002:

                                                               Post
                                                       October Loss
-------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                        $224,020
Putnam VT Discovery Growth Fund                             838,757
-------------------------------------------------------------------

On June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost on a tax basis was as follows:


                                                                                      Net        Cost for
                                                                               Unrealized         Federal
                                                 Unrealized     Unrealized  Appreciation/      Income Tax
                                               Appreciation   Depreciation   Depreciation        Purposes
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund              $12,438,530    $(4,789,561)    $7,648,969    $748,995,107
Putnam VT Capital Appreciation Fund               3,002,155     (1,134,268)     1,867,887      31,653,386
Putnam VT Capital Opportunities Fund                146,871        (16,259)       130,612       1,907,838
Putnam VT Discovery Growth Fund                   5,687,033     (1,199,918)     4,487,115      38,269,099
Putnam VT Diversified Income Fund                47,023,624    (48,967,989)    (1,944,365)    605,546,758
Putnam VT Equity Income Fund                        288,113       (178,284)       109,829      12,130,414
Putnam VT The George Putnam Fund of Boston       46,886,644    (20,725,257)    26,161,387     701,721,043
Putnam VT Global Asset Allocation Fund           32,368,858    (18,092,700)    14,276,158     473,865,042
Putnam VT Global Equity Fund                     40,774,690    (45,533,762)    (4,759,072)    738,089,404
Putnam VT Growth and Income Fund                657,438,050   (362,324,693)   295,113,357   5,275,312,365
Putnam VT Growth Opportunities Fund               5,711,784     (9,227,004)    (3,515,220)     74,179,239
Putnam VT Health Sciences Fund                   44,263,900    (11,987,796)    32,276,104     343,642,957
Putnam VT High Yield Fund                        53,137,919   (106,707,425)   (53,569,506)    768,922,325
Putnam VT Income Fund                            38,993,238    (17,718,134)    21,275,104   1,419,357,715
Putnam VT International Equity Fund              37,548,923    (66,153,125)   (28,604,202)    853,395,473
Putnam VT International Growth and Income Fund   16,010,926    (17,507,895)    (1,496,969)    254,632,389
Putnam VT International New Opportunities Fund   26,444,054     (3,052,254)    23,391,800     206,536,457
Putnam VT Investors Fund                         47,566,300    (25,293,819)    22,272,481     523,328,565
Putnam VT Mid Cap Value Fund                        137,809        (85,703)        52,106       4,173,819
Putnam VT Money Market Fund***                           --             --             --     715,495,312
Putnam VT New Opportunities Fund                221,759,452   (198,267,591)    23,491,861   1,881,012,003
Putnam VT New Value Fund                         59,568,352    (28,679,364)    30,888,988     476,163,108
Putnam VT OTC & Emerging Growth Fund             13,351,615    (12,021,025)     1,330,590     106,506,620
Putnam VT Research Fund                          10,029,923     (5,616,709)     4,413,214     232,323,440
Putnam VT Small Cap Value Fund                   72,613,212    (45,331,500)    27,281,712     484,783,672
Putnam VT Utilities Growth and Income Fund       81,994,298    (28,530,334)    53,463,964     366,808,794
Putnam VT Vista Fund                             63,342,688    (29,786,448)    33,556,240     459,516,992
Putnam VT Voyager Fund                          184,801,973   (224,620,263)   (39,818,290)  3,307,838,330
---------------------------------------------------------------------------------------------------------


*** For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.

P) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

R) Beneficial interest At June 30, 2003, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 0.3% to 94.2% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of each fund. The following summarizes the annual management fee rates in effect at June 30, 2003:

                                                  Rate
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                      0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund               0.70% of the next $500 million,
Putnam VT International Growth and Income Fund    0.65% of the next $500 million,
Putnam VT Small Cap Value Fund                    0.60% of the next $5 billion,
                                                  0.575% of the next $5 billion,
                                                  0.555% of the next $5 billion,
                                                  0.54% of the next $5 billion,
                                                  and 0.53% thereafter.
.........................................................................................................
Putnam VT Money Market Fund                       0.45% of first $500 million of average net assets,
                                                  0.35% of the next $500 million,
                                                  0.30% of the next $500 million,
                                                  0.25% of the next $5 billion,
                                                  0.225% of the next $5 billion,
                                                  0.205% of the next $5 billion,
                                                  0.19% of the next $5 billion,
                                                  and 0.18% thereafter.
.........................................................................................................
Putnam VT Capital Opportunities Fund              0.65% of first $500 million of average net assets,
Putnam VT Equity Income Fund                      0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston        0.50% of the next $500 million,
Putnam VT Growth and Income Fund                  0.45% of the next $5 billion,
Putnam VT Income Fund                             0.425% of the next $5 billion,
Putnam VT Investors Fund                          0.405% of the next $5 billion,
Putnam VT Research Fund                           0.39% of the next $5 billion,
Putnam VT Vista Fund                              and 0.38% thereafter.
.........................................................................................................
Putnam VT Diversified Income Fund                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                    0.55% of the next $500 million,
Putnam VT High Yield Fund                         0.50% of the next $5 billion,
Putnam VT Mid Cap Value Fund                      0.475% of the next $5 billion,
Putnam VT New Opportunities Fund                  0.455% of the next $5 billion,
Putnam VT New Value Fund                          0.44% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund              and 0.43% thereafter.
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund
.........................................................................................................
Putnam VT International New Opportunities Fund    1.00% of the first $500 million of average net assets,
                                                  0.90% of the next $500 million,
                                                  0.85% of the next $500 million,
                                                  0.80% of the next $5 billion,
                                                  0.775% of the next $5 billion,
                                                  0.755% of the next $5 billion,
                                                  0.74% of the next $5 billion,
                                                  and 0.73% thereafter.
.........................................................................................................
Putnam VT American Government Income Fund         0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  and 0.34% thereafter.
.........................................................................................................
Putnam VT Growth Opportunities Fund               0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  and 0.42% thereafter.
.........................................................................................................
Putnam VT Capital Appreciation Fund               0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  0.34% of the next $5 billion,
                                                  0.33% of the next $8.5 billion,
                                                  and 0.32% thereafter.
.........................................................................................................
Putnam VT Discovery Growth Fund                   0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  0.42% of the next $5 billion,
                                                  0.41% of the next $5 billion,
                                                  0.40% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $8.5 billion,
                                                  and 0.37% thereafter.
--------------------------------------------------------------------------------------------------------


Effective May 1, 2003, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, respectively, through December 31, 2003, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes, offering and extraordinary expenses and credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC, and payments under each fund's distribution plan) would exceed annual rates of 1.05%, 1.05% and 1.10%, respectively, of that fund's average net assets.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the trust and their staff who provide administrative services to the Trust or funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund and Putnam VT Research Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by that fund. At June 30, 2003, the payable to the subcustodian bank on each of these funds represents the amount due for cash advanced for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby the credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. Certain funds also reduced expenses through brokerage service arrangements. For the period ended June 30, 2003, the funds' expenses were reduced by the following amounts under these arrangements.

Putnam VT American Government Fund                        $--
Putnam VT Capital Appreciation Fund                     6,786
Putnam VT Capital Opportunities Fund                      321
Putnam VT Discovery Growth Fund                        17,423
Putnam VT Diversified Income Fund                         869
Putnam VT Equity Income Fund                              797
Putnam VT The George Putnam Fund of Boston             53,524
Putnam VT Global Asset Allocation Fund                 62,240
Putnam VT Global Equity Fund                          361,433
Putnam VT Growth and Income Fund                      248,409
Putnam VT Growth Opportunities Fund                    27,592
Putnam VT Health Sciences Fund                         52,555
Putnam VT High Yield Fund                               5,680
Putnam VT Income Fund                                  17,613
Putnam VT International Equity Fund                    87,872
Putnam VT International Growth and Income Fund         89,173
Putnam VT International New Opportunities Fund        149,759
Putnam VT Investors Fund                               72,406
Putnam VT Mid Cap Value Fund                              335
Putnam VT Money Market Fund                             3,143
Putnam VT New Opportunities Fund                      199,303
Putnam VT New Value Fund                               51,807
Putnam VT OTC & Emerging Growth Fund                   20,599
Putnam VT Research Fund                                36,419
Putnam VT Small Cap Value Fund                         91,261
Putnam VT Utilities Growth and Income Fund             90,282
Putnam VT Vista Fund                                   71,770
Putnam VT Voyager Fund                                345,575

Each independent Trustee of the funds receives an annual Trustee fee, of which $31,629 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for each fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by each fund to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets of that fund's class IB shares. The Trustees have approved payment by each fund to an annual rate of 0.25% of the average net assets of class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2003, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

                                                          U.S. Government
                                                            Obligations                    Other Securities
-------------------------------------------------------------------------------------------------------------------
                                                      Purchases           Sales         Purchases             Sales
-------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund               $1,008,228,118  $1,095,426,098               $--               $--
Putnam VT Capital Appreciation Fund                          --              --        14,813,997        12,673,528
Putnam VT Capital Opportunities Fund                         --              --         2,573,939           851,822
Putnam VT Discovery Growth Fund                              --              --        14,334,670        13,536,291
Putnam VT Diversified Income Fund                    22,406,768      14,910,401       315,588,098       292,977,674
Putnam VT Equity Income Fund                            304,590              --        11,984,682         1,904,170
Putnam VT The George Putnam Fund of Boston           40,194,552      33,971,219       380,806,067       329,524,980
Putnam VT Global Asset Allocation Fund               99,874,000     103,718,147       254,210,069       233,924,144
Putnam VT Global Equity Fund                                 --              --       236,924,997       318,632,632
Putnam VT Growth and Income Fund                             --              --     1,110,123,244     1,472,828,918
Putnam VT Growth Opportunities Fund                          --              --        20,478,419        20,431,832
Putnam VT Health Sciences Fund                               --              --       115,144,728       124,923,967
Putnam VT High Yield Fund                               455,000         455,188       310,445,717       250,604,164
Putnam VT Income Fund                               745,058,432     843,646,209       526,783,552       411,681,999
Putnam VT International Equity Fund                          --              --       214,244,419       205,309,779
Putnam VT International Growth and Income Fund               --              --        80,381,076        98,549,447
Putnam VT International New Opportunities Fund               --              --       147,911,371       157,145,829
Putnam VT Investors Fund                                     --              --       187,852,823       220,216,330
Putnam VT Mid Cap Value Fund                                 --              --         4,840,923           997,243
Putnam VT New Opportunities Fund                             --              --       405,314,371       565,981,285
Putnam VT New Value Fund                                     --              --       142,812,765       166,780,198
Putnam VT OTC & Emerging Growth Fund                         --              --        28,704,362        33,304,179
Putnam VT Research Fund                                      --              --       140,312,559       157,567,862
Putnam VT Small Cap Value Fund                               --              --        95,290,308        97,413,358
Putnam VT Utilities Growth and Income Fund                   --          10,129        95,571,972       127,905,816
Putnam VT Vista Fund                                         --              --       177,497,392       195,825,121
Putnam VT Voyager Fund                                       --              --       874,414,408     1,075,006,057


Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $6,351,400,646 and $6,588,328,000, respectively.

Written option transactions during the period are summarized as follows:

Putnam VT Capital Appreciation Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                            9,451              13,381
Options exercised                            --                  --
Options expired                              --                  --
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                          9,451             $13,381
-------------------------------------------------------------------

Putnam VT Discovery Growth Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                    3,690              $7,657
-------------------------------------------------------------------
Options opened                            4,342               2,989
Options exercised                        (1,166)               (735)
Options expired                          (4,856)             (7,972)
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                          2,010              $1,939
-------------------------------------------------------------------

Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                          157,734              71,115
Options exercised                            --                  --
Options expired                              --                  --
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                        157,734             $71,115
-------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                           66,546              25,895
Options exercised                       (47,448)            (13,637)
Options expired                              --                  --
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                         19,098             $12,258
-------------------------------------------------------------------

Putnam VT Growth & Income Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                          487,810             140,867
Options exercised                       (72,310)            (72,310)
Options expired                        (415,500)            (68,557)
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

Putnam VT Growth Opportunities Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                            5,555               7,455
Options exercised                            --                  --
Options expired                              --                  --
Options closed                           (5,555)             (7,455)
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

Putnam VT Health Sciences Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                            5,290               4,073
Options exercised                            --                  --
Options expired                          (5,290)             (4,073)
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

Putnam VT Investors Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                   26,800             $59,949
-------------------------------------------------------------------
Options opened                          975,989             515,906
Options exercised                      (187,973)           (112,512)
Options expired                        (141,460)           (127,763)
Options closed                         (592,490)           (271,604)
-------------------------------------------------------------------
Written options outstanding
at end of period                         80,866             $63,976
-------------------------------------------------------------------

Putnam VT New Opportunities Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                          688,425             522,476
Options exercised                       (51,326)            (61,647)
Options expired                        (335,111)           (134,163)
Options closed                          (87,442)           (172,257)
-------------------------------------------------------------------
Written options outstanding
at end of period                        214,546            $154,409
-------------------------------------------------------------------

Putnam VT New Value Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                           97,644              97,644
Options exercised                       (97,644)            (97,644)
Options expired                              --                  --
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                   13,560             $28,137
-------------------------------------------------------------------
Options opened                           15,017              10,268
Options exercised                        (4,101)             (2,584)
Options expired                         (17,661)            (29,244)
Options closed                               --                  --
-------------------------------------------------------------------
Written options outstanding
at end of period                          6,815              $6,577
-------------------------------------------------------------------

Putnam VT Vista Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                          629,480             281,653
Options exercised                      (227,497)           (113,961)
Options expired                        (310,657)           (134,838)
Options closed                          (91,326)            (32,854)
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

Putnam VT Voyager Fund
-------------------------------------------------------------------
                               Contract Amounts   Premiums Received
-------------------------------------------------------------------
Written options outstanding
at beginning of period                       --                 $--
-------------------------------------------------------------------
Options opened                          102,418             137,445
Options exercised                            --                  --
Options expired                              --                  --
Options closed                         (102,418)           (137,445)
-------------------------------------------------------------------
Written options outstanding
at end of period                             --                 $--
-------------------------------------------------------------------

NOTE 4
CAPITAL SHARES


At June 30, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                              2003                                2002
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                 2,776,563      $34,366,347         22,638,295     $269,979,382
Shares issued in connection with
reinvestment of distributions               1,335,494       15,959,150            314,054        3,570,785
................................................................................................................
                                            4,112,057       50,325,497         22,952,349      273,550,167
Shares repurchased                         (5,326,378)     (64,873,894)        (3,400,637)     (40,558,600)
................................................................................................................
Net increase (decrease)                    (1,214,321)    $(14,548,397)        19,551,712     $232,991,567
................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                   665,582       $4,277,057          2,040,122      $14,046,345
Shares issued in connection with
reinvestment of distributions                      --               --              7,138           44,040
................................................................................................................
                                              665,582        4,277,057          2,047,260       14,090,385
Shares repurchased                           (506,450)      (3,067,487)        (1,221,221)      (8,117,361)
................................................................................................................
Net increase                                  159,132       $1,209,570            826,039       $5,973,024
................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                   582,732       $2,207,164          1,674,543       $5,260,422
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
Shares issued in connection
with the merger of
Putnam VT Technology Fund                          --               --          1,801,381        6,072,870
................................................................................................................
                                              582,732        2,207,164          3,475,924       11,333,292
Shares repurchased                           (747,963)      (2,681,085)        (1,480,878)      (4,596,471)
................................................................................................................
Net increase (decrease)                      (165,231)       $(473,921)         1,995,046       $6,736,821
................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                 1,210,375      $10,440,958          2,842,982      $23,760,162
Shares issued in connection with
reinvestment of distributions               5,215,879       42,039,989          5,097,837       41,802,270
................................................................................................................
                                            6,426,254       52,480,947          7,940,819       65,562,432
Shares repurchased                         (3,107,026)     (26,814,100)       (12,229,538)    (101,897,153)
................................................................................................................
Net increase (decrease)                     3,319,228      $25,666,847         (4,288,719)    $(36,334,721)
................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                 2,058,487      $19,630,605          8,917,659      $89,463,084
Shares issued in connection with
reinvestment of distributions               1,248,454       11,398,382            916,237        9,776,247
................................................................................................................
                                            3,306,941       31,028,987          9,833,896       99,239,331
Shares repurchased                         (1,664,776)     (15,784,334)        (2,492,000)     (23,805,234)
................................................................................................................
Net increase                                1,642,165      $15,244,653          7,341,896      $75,434,097
................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                   101,011       $1,192,349            533,476       $6,439,500
Shares issued in connection with
reinvestment of distributions               1,601,346       17,438,656            821,341       10,948,479
................................................................................................................
                                            1,702,357       18,631,005          1,354,817       17,387,979
Shares repurchased                         (3,274,191)     (37,508,191)       (10,249,042)    (124,666,661)
................................................................................................................
Net decrease                               (1,571,834)    $(18,877,186)        (8,894,225)   $(107,278,682)
................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                    24,240         $182,052          1,177,869       $9,255,735
Shares issued in connection with
reinvestment of distributions               1,205,053        8,218,463            323,900        2,902,141
................................................................................................................
                                            1,229,293        8,400,515          1,501,769       12,157,876
Shares repurchased                         (9,960,722)     (71,142,679)       (32,494,177)    (258,187,648)
................................................................................................................
Net decrease                               (8,731,429)    $(62,742,164)       (30,992,408)   $(246,029,772)
................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                   529,424      $10,215,740          2,628,059      $54,082,601
Shares issued in connection with
reinvestment of distributions               5,629,302       99,132,003          6,112,795      144,934,380
................................................................................................................
                                            6,158,726      109,347,743          8,740,854      199,016,981
Shares repurchased                        (22,459,878)    (414,737,729)       (62,815,855)  (1,251,260,263)
................................................................................................................
Net decrease                              (16,301,152)   $(305,389,986)       (54,075,001) $(1,052,243,282)
................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                 1,525,561       $6,048,145          1,917,078       $8,447,000
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                            1,525,561        6,048,145          1,917,078        8,447,000
Shares repurchased                         (1,307,880)      (5,038,773)        (3,797,934)     (16,042,289)
................................................................................................................
Net increase (decrease)                       217,681       $1,009,372         (1,880,856)     $(7,595,289)
................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                   287,648       $2,861,311          1,048,142      $11,059,505
Shares issued in connection with
reinvestment of distributions                 176,568        1,677,393             17,570          201,698
................................................................................................................
                                              464,216        4,538,704          1,065,712       11,261,203
Shares repurchased                         (2,294,551)     (21,795,136)        (7,517,643)     (73,900,902)
................................................................................................................
Net decrease                               (1,830,335)    $(17,256,432)        (6,451,931)    $(62,639,699)
................................................................................................................
Putnam VT High Yield Fund
Shares sold                                 4,634,674      $32,963,997          7,585,223      $55,002,247
Shares issued in connection with
reinvestment of distributions               9,245,261       61,388,535         10,555,451       76,527,015
................................................................................................................
                                           13,879,935       94,352,532         18,140,674      131,529,262
Shares repurchased                         (5,786,108)     (41,487,788)       (23,810,173)    (170,574,971)
................................................................................................................
Net increase (decrease)                     8,093,827      $52,864,744         (5,669,499)    $(39,045,709)
................................................................................................................
Putnam VT Income Fund
Shares sold                                 1,384,329      $17,980,949          7,855,411      $98,388,214
Shares issued in connection with
reinvestment of distributions               3,528,353       44,069,130          3,802,210       45,778,607
................................................................................................................
                                            4,912,682       62,050,079         11,657,621      144,166,821
Shares repurchased                         (4,955,863)     (63,720,190)       (10,256,902)    (128,845,380)
................................................................................................................
Net increase (decrease)                       (43,181)     $(1,670,111)         1,400,719      $15,321,441
................................................................................................................
Putnam VT International Equity Fund
Shares sold                                 1,308,975      $12,837,302          7,246,152      $80,419,310
Shares issued in connection with
reinvestment of distributions                 508,643        4,745,642            381,547        4,719,741
................................................................................................................
Shares issued in connection with
the merger of Putnam VT Asia Pacific
Growth Fund                                        --               --          4,426,493       42,174,929
................................................................................................................
                                            1,817,618       17,582,944         12,054,192      127,313,980
Shares repurchased                         (5,122,954)     (50,221,978)       (11,583,158)    (129,386,078)
................................................................................................................
Net increase (decrease)                    (3,305,336)    $(32,639,034)           471,034      $(2,072,098)
................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                   371,988       $3,056,941          2,518,764      $23,738,704
Shares issued in connection with
reinvestment of distributions                 460,973        3,572,539            181,470        1,800,180
................................................................................................................
                                              832,961        6,629,480          2,700,234       25,538,884
Shares repurchased                         (2,471,922)     (20,243,311)        (6,670,803)     (60,356,197)
................................................................................................................
Net decrease                               (1,638,961)    $(13,613,831)        (3,970,569)    $(34,817,313)
................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                   608,057       $5,320,475          2,504,859      $23,554,706
Shares issued in connection with
reinvestment of distributions                  68,510          540,542            115,218        1,121,065
................................................................................................................
                                              676,567        5,861,017          2,620,077       24,675,771
Shares repurchased                         (1,469,389)     (12,261,798)        (6,053,631)     (55,793,218)
................................................................................................................
Net decrease                                 (792,822)     $(6,400,781)        (3,433,554)    $(31,117,447)
................................................................................................................
Putnam VT Investors Fund
Shares sold                                   181,479       $1,356,594          1,371,128      $10,736,779
Shares issued in connection with
reinvestment of distributions                 351,494        2,400,705            223,032        1,991,677
................................................................................................................
                                              532,973        3,757,299          1,594,160       12,728,456
Shares repurchased                         (4,418,931)     (30,846,196)       (17,502,489)    (133,996,000)
................................................................................................................
Net decrease                               (3,885,958)    $(27,088,897)       (15,908,329)   $(121,267,544)
................................................................................................................
Putnam VT Money Market Fund****
Shares sold                                        --      $36,286,485                 --     $391,672,445
Shares issued in connection with
reinvestment of distributions                      --        3,033,378                 --       12,151,218
................................................................................................................
                                                   --       39,319,863                 --      403,823,663
Shares repurchased                                 --     (257,339,895)                --     (503,033,905)
................................................................................................................
Net decrease                                       --    $(218,020,032)                --     $(99,210,242)
................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                   956,408      $11,635,151          3,416,035      $48,521,267
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                              956,408       11,635,151          3,416,035       48,521,267
Shares repurchased                        (13,444,327)    (158,727,197)       (43,558,485)    (574,278,843)
................................................................................................................
Net decrease                              (12,487,919)   $(147,092,046)       (40,142,450)   $(525,757,576)
................................................................................................................
Putnam VT New Value Fund
Shares sold                                   636,427       $7,328,120          5,995,590      $76,466,531
Shares issued in connection with
reinvestment of distributions                 540,202        5,493,851          1,335,043       17,956,327
................................................................................................................
                                            1,176,629       12,821,971          7,330,633       94,422,858
Shares repurchased                         (3,265,351)     (34,693,145)        (7,794,320)     (85,379,223)
................................................................................................................
Net increase (decrease)                    (2,088,722)    $(21,871,174)          (463,687)      $9,043,635
................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                 1,848,519       $8,088,586          4,008,248      $19,276,567
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                            1,848,519        8,088,586          4,008,248       19,276,567
Shares repurchased                         (2,379,765)      (9,973,468)        (6,740,476)     (32,596,814)
................................................................................................................
Net decrease                                 (531,246)     $(1,884,882)        (2,732,228)    $(13,320,247)
................................................................................................................
Putnam VT Research Fund
Shares sold                                   134,275       $1,160,793          1,270,266      $12,222,373
Shares issued in connection with
reinvestment of distributions                  85,549          700,646            118,038        1,275,994
................................................................................................................
                                              219,824        1,861,439          1,388,304       13,498,367
Shares repurchased                         (1,830,214)     (15,354,179)        (4,422,913)     (39,561,534)
................................................................................................................
Net decrease                               (1,610,390)    $(13,492,740)        (3,034,609)    $(26,063,167)
................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                 1,317,566      $17,457,828         10,348,480     $161,461,256
Shares issued in connection with
reinvestment of distributions                 105,670        1,226,829            200,040        3,254,689
................................................................................................................
                                            1,423,236       18,684,657         10,548,520      164,715,945
Shares repurchased                         (3,169,043)     (38,549,332)        (8,222,552)    (110,796,120)
................................................................................................................
Net increase (decrease)                    (1,745,807)    $(19,864,675)         2,325,968      $53,919,825
................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                   317,384       $3,132,013            310,754       $3,366,344
Shares issued in connection with
reinvestment of distributions               1,612,283       14,252,581          1,507,557       18,633,403
................................................................................................................
                                            1,929,667       17,384,594          1,818,311       21,999,747
Shares repurchased                         (4,047,768)     (37,827,755)       (13,422,215)    (137,972,456)
................................................................................................................
Net decrease                               (2,118,101)    $(20,443,161)       (11,603,904)   $(115,972,709)
................................................................................................................
Putnam VT Vista Fund
Shares sold                                   417,629       $3,546,686          1,473,398      $14,247,962
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                              417,629        3,546,686          1,473,398       14,247,962
Shares repurchased                         (3,100,990)     (24,878,477)       (10,902,317)     (99,780,873)
................................................................................................................
Net decrease                               (2,683,361)    $(21,331,791)        (9,428,919)    $(85,532,911)
................................................................................................................
Putnam VT Voyager Fund
Shares sold                                   412,507       $8,773,161          1,835,574      $45,752,921
Shares issued in connection with
reinvestment of distributions                 863,010       18,045,529          1,201,522       33,891,280
................................................................................................................
                                            1,275,517       26,818,690          3,037,096       79,644,201
Shares repurchased                        (12,299,455)    (259,630,749)       (39,138,828)    (923,034,532)
................................................................................................................
Net decrease                              (11,023,938)   $(232,812,059)       (36,101,732)   $(843,390,331)
................................................................................................................


                                           For the period May 1, 2003
                                          (commencement of operations)
                                                   to June 30
---------------------------------------------------------------------------------------------------------------
Class IA                                              2003
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
Shares sold                                    65,615         $698,640
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                               65,615          698,640
Shares repurchased                             (1,745)         (18,377)
................................................................................................................
Net increase                                   63,870         $680,263
................................................................................................................
Putnam VT Equity Income Fund
Shares sold                                   619,886       $6,541,421
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                              619,886        6,541,421
Shares repurchased                            (11,434)        (119,669)
................................................................................................................
Net increase                                  608,452       $6,421,752
................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                   215,372       $2,324,985
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                              215,372        2,324,985
Shares repurchased                             (2,564)         (27,040)
................................................................................................................
Net increase                                  212,808       $2,297,945
................................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2003                                2002
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                 1,599,303      $19,616,395          8,582,580     $101,560,560
Shares issued in connection with
reinvestment of distributions                 541,837        6,453,280            175,673        1,993,894
................................................................................................................
                                            2,141,140       26,069,675          8,758,253      103,554,454
Shares repurchased                         (1,791,254)     (21,859,209)        (1,706,402)     (20,285,037)
................................................................................................................
Net increase                                  349,886       $4,210,466          7,051,851      $83,269,417
................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                   349,818       $2,194,427          1,427,034       $9,676,625
Shares issued in connection with
reinvestment of distributions                      --               --              2,627           16,152
................................................................................................................
                                              349,818        2,194,427          1,429,661        9,692,777
Shares repurchased                           (203,291)      (1,226,239)          (365,031)      (2,353,628)
................................................................................................................
Net increase                                  146,527         $968,188          1,064,630       $7,339,149
................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                 1,574,854       $5,731,619          8,130,516      $34,820,633
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
Shares issued in connection with the merger of
Putnam VT Technology Fund                          --               --          2,599,658        8,724,960
................................................................................................................
                                            1,574,854        5,731,619         10,730,174       43,545,593
Shares repurchased                         (1,233,682)      (4,366,956)        (6,513,404)     (27,631,946)
................................................................................................................
Net increase                                  341,172       $1,364,663          4,216,770      $15,913,647
................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                 1,998,497      $17,056,271          2,057,036      $17,190,190
Shares issued in connection with
reinvestment of distributions               1,272,453       10,179,633          1,009,343        8,226,156
................................................................................................................
                                            3,270,950       27,235,904          3,066,379       25,416,346
Shares repurchased                           (765,473)      (6,575,868)        (1,545,153)     (12,743,407)
................................................................................................................
Net increase                                2,505,477      $20,660,036          1,521,226      $12,672,939
................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                 2,208,918      $21,290,428          4,784,140      $48,536,937
Shares issued in connection with
reinvestment of distributions                 502,181        4,574,873            363,368        3,866,238
................................................................................................................
                                            2,711,099       25,865,301          5,147,508       52,403,175
Shares repurchased                           (435,815)      (4,097,521)        (1,086,266)     (10,426,351)
................................................................................................................
Net increase                                2,275,284      $21,767,780          4,061,242      $41,976,824
................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                 1,508,384      $17,355,625            564,704       $7,020,290
Shares issued in connection with
reinvestment of distributions                  87,319          953,526             33,605          448,628
................................................................................................................
                                            1,595,703       18,309,151            598,309        7,468,918
Shares repurchased                         (1,256,673)     (14,204,270)          (557,658)      (6,690,879)
................................................................................................................
Net increase                                  339,030       $4,104,881             40,651         $778,039
................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                 2,205,712      $15,353,244          3,511,459      $26,589,897
Shares issued in connection with
reinvestment of distributions                  98,158          665,514              5,664           50,413
................................................................................................................
                                            2,303,870       16,018,758          3,517,123       26,640,310
Shares repurchased                         (2,859,156)     (19,997,771)        (4,375,099)     (33,093,728)
................................................................................................................
Net decrease                                 (555,286)     $(3,979,013)          (857,976)     $(6,453,418)
................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                 2,974,084      $56,391,886          7,012,536     $150,655,424
Shares issued in connection with
reinvestment of distributions                 684,867       12,019,407            604,206       14,271,333
................................................................................................................
                                            3,658,951       68,411,293          7,616,742      164,926,757
Shares repurchased                         (2,063,588)     (38,509,789)        (5,055,177)     (99,927,896)
................................................................................................................
Net increase                                1,595,363      $29,901,504          2,561,565      $64,998,861
................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                   964,388       $3,758,323          1,570,475       $6,612,000
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                              964,388        3,758,323          1,570,475        6,612,000
Shares repurchased                         (1,091,072)      (4,183,316)        (1,647,495)      (6,676,273)
................................................................................................................
Net decrease                                 (126,684)       $(424,993)           (77,020)        $(64,273)
................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                 2,543,176       24,872,267          3,832,124      $39,736,188
Shares issued in connection with
reinvestment of distributions                  75,586          715,041                 --               --
................................................................................................................
                                            2,618,762       25,587,308          3,832,124       39,736,188
Shares repurchased                         (1,006,882)      (9,654,569)        (1,917,989)     (18,740,567)
................................................................................................................
Net increase                                1,611,880      $15,932,739          1,914,135      $20,995,621
................................................................................................................
Putnam VT High Yield Fund
Shares sold                                 6,903,982      $48,949,835          5,727,924      $40,334,856
Shares issued in connection with
reinvestment of distributions               1,510,661       10,000,573          1,146,656        8,301,787
................................................................................................................
                                            8,414,643       58,950,408          6,874,580       48,636,643
Shares repurchased                         (2,263,073)     (16,172,421)        (3,726,559)     (26,140,976)
................................................................................................................
Net increase                                6,151,570      $42,777,987          3,148,021      $22,495,667
................................................................................................................
Putnam VT Income Fund
Shares sold                                 2,412,422      $30,944,073          5,893,674      $73,655,750
Shares issued in connection with
reinvestment of distributions                 846,481       10,530,222            698,023        8,376,276
................................................................................................................
                                            3,258,903       41,474,295          6,591,697       82,032,026
Shares repurchased                           (627,929)      (7,994,872)        (1,299,939)     (16,274,773)
................................................................................................................
Net increase                                2,630,974      $33,479,423          5,291,758      $65,757,253
................................................................................................................
Putnam VT International Equity Fund
Shares sold                                25,036,047     $247,959,352        105,246,008   $1,179,792,944
Shares issued in connection with
reinvestment of distributions                 332,713        3,094,231            170,224        2,098,858
................................................................................................................
Shares issued in connection with the merger of
Putnam VT Asia Pacific Growth Fund                 --               --            474,456        4,500,386
................................................................................................................
                                           25,368,760      251,053,583        105,890,688    1,186,392,188
Shares repurchased                        (19,832,558)    (197,148,286)       (95,720,133)  (1,081,986,810)
................................................................................................................
Net increase                                5,536,202      $53,905,297         10,170,555     $104,405,378
................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                 4,686,298      $37,727,960          7,557,685      $65,814,933
Shares issued in connection with
reinvestment of distributions                  97,108          751,616             22,792          225,636
................................................................................................................
                                            4,783,406       38,479,576          7,580,477       66,040,569
Shares repurchased                         (4,746,300)     (38,349,683)        (6,392,744)     (55,359,469)
................................................................................................................
Net increase                                   37,106         $129,893          1,187,733      $10,681,100
................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                 2,254,284      $18,374,820          9,845,869      $87,231,805
Shares issued in connection with
reinvestment of distributions                  50,519          397,586             97,289          943,705
................................................................................................................
                                            2,304,803       18,772,406          9,943,158       88,175,510
Shares repurchased                         (3,012,267)     (24,633,352)       (11,657,231)    (104,126,080)
................................................................................................................
Net decrease                                 (707,464)     $(5,860,946)        (1,714,073)    $(15,950,570)
................................................................................................................
Putnam VT Investors Fund
Shares sold                                   699,486       $5,077,484          1,944,584      $15,704,650
Shares issued in connection with
reinvestment of distributions                 113,043          770,956             38,383          341,611
................................................................................................................
                                              812,529        5,848,440          1,982,967       16,046,261
Shares repurchased                         (1,671,897)     (11,712,063)        (4,556,717)     (34,054,017)
................................................................................................................
Net decrease                                 (859,368)     $(5,863,623)        (2,573,750)    $(18,007,756)
................................................................................................................
Putnam VT Money Market Fund****
Shares sold                                        --     $119,256,541                 --     $289,906,710
Shares issued in connection with
reinvestment of distributions                      --          458,846                 --        1,893,592
................................................................................................................
                                                   --      119,715,387                 --      291,800,302
Shares repurchased                                 --     (144,189,923)                --     (291,620,652)
................................................................................................................
Net increase (decrease)                            --     $(24,474,536)                --         $179,650
................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                   605,845       $7,536,711            750,305      $10,300,841
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                              605,845        7,536,711            750,305       10,300,841
Shares repurchased                           (688,935)      (8,087,085)        (1,899,827)     (24,198,757)
................................................................................................................
Net decrease                                  (83,090)       $(550,374)        (1,149,522)    $(13,897,916)
................................................................................................................
Putnam VT New Value Fund
Shares sold                                   970,806      $10,753,767          3,436,326      $42,118,216
Shares issued in connection with
reinvestment of distributions                 135,220        1,371,132            275,435        3,693,573
................................................................................................................
                                            1,106,026       12,124,899          3,711,761       45,811,789
Shares repurchased                           (593,283)      (6,282,941)        (1,185,059)     (12,922,383)
................................................................................................................
Net increase                                  512,743       $5,841,958          2,526,702      $32,889,406
................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                   755,289       $3,376,521          1,608,505       $8,154,556
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                              755,289        3,376,521          1,608,505        8,154,556
Shares repurchased                           (792,849)      (3,291,958)        (2,806,556)     (12,725,869)
................................................................................................................
Net increase (decrease)                       (37,560)         $84,563         (1,198,051)     $(4,571,313)
................................................................................................................
Putnam VT Research Fund
Shares sold                                   399,865       $3,439,121          2,061,580      $20,274,220
Shares issued in connection with
reinvestment of distributions                  39,099          319,440             56,902          612,835
................................................................................................................
                                              438,964        3,758,561          2,118,482       20,887,055
Shares repurchased                           (569,123)      (4,764,634)        (1,105,792)      (9,637,339)
................................................................................................................
Net increase (decrease)                      (130,159)     $(1,006,073)         1,012,690      $11,249,716
................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                 5,939,884      $76,592,495         13,232,846     $192,635,826
Shares issued in connection with
reinvestment of distributions                  67,680          782,378            113,198        1,833,837
................................................................................................................
                                            6,007,564       77,374,873         13,346,044      194,469,663
Shares repurchased                         (4,844,561)     (62,331,468)        (6,314,335)     (85,798,893)
................................................................................................................
Net increase                                1,163,003      $15,043,405          7,031,709     $108,670,770
................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                   186,559       $1,825,127            386,705       $4,428,287
Shares issued in connection with
reinvestment of distributions                 174,240        1,536,800            141,612        1,746,082
................................................................................................................
                                              360,799        3,361,927            528,317        6,174,369
Shares repurchased                           (282,280)      (2,623,152)          (962,331)      (9,687,288)
................................................................................................................
Net increase (decrease)                        78,519         $738,775           (434,014)     $(3,512,919)
................................................................................................................
Putnam VT Vista Fund
Shares sold                                 1,125,200       $9,234,831          2,420,743      $23,595,064
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
................................................................................................................
                                            1,125,200        9,234,831          2,420,743       23,595,064
Shares repurchased                         (1,323,979)     (10,467,676)        (4,217,298)     (37,857,210)
................................................................................................................
Net decrease                                 (198,779)     $(1,232,845)        (1,796,555)    $(14,262,146)
................................................................................................................
Putnam VT Voyager Fund
Shares sold                                 1,610,192      $35,245,066          2,303,401      $57,226,863
Shares issued in connection with
reinvestment of distributions                  72,760        1,516,320             94,489        2,654,199
................................................................................................................
                                            1,682,952       36,761,386          2,397,890       59,881,062
Shares repurchased                           (602,959)     (12,520,861)        (1,892,907)     (43,226,713)
................................................................................................................
Net increase                                1,079,993      $24,240,525            504,983      $16,654,349
................................................................................................................


                                           For the period May 1, 2003
                                          (commencement of operations)
                                                   to June 30
---------------------------------------------------------------------------------------------------------------
Class IB                                              2003
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
Shares sold                                    62,892         $646,805
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                               62,892          646,805
Shares repurchased                            (37,103)        (405,701)
................................................................................................................
Net increase                                   25,789         $241,104
................................................................................................................
Putnam VT Equity Income Fund
Shares sold                                   354,004       $3,741,211
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                              354,004        3,741,211
Shares repurchased                            (10,994)        (114,225)
................................................................................................................
Net increase                                  343,010       $3,626,986
................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                    66,820         $716,033
Shares issued in connection with
reinvestment of distributions                      --               --
................................................................................................................
                                               66,820          716,033
Shares repurchased                             (5,332)         (54,956)
................................................................................................................
Net increase                                   61,488         $661,077
................................................................................................................


**** Putnam VT Money Market Fund transactions in capital shares were at a constant net asset value of $1.00 per share.

NOTE 5
ACQUISITION OF PUTNAM VT ASIA
PACIFIC GROWTH FUND BY PUTNAM VT INTERNATIONAL GROWTH FUND
(NAME HAS CHANGED TO PUTNAM VT INTERNATIONAL EQUITY FUND)

On October 14, 2002, Putnam VT International Growth Fund issued 4,426,493 and 474,456 of class IA and class IB shares, respectively, in exchange for 9,641,940 and 1,033,573 class IA and class IB shares of Putnam VT Asia Pacific Growth Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of Putnam VT International Growth Fund and Putnam VT Asia Pacific Growth Fund on October 11, 2002, valuation date, were $642,799,659 and $46,672,139, respectively. On October 11, 2002, Putnam VT Asia Pacific Growth Fund had unrealized depreciation of $12,269,686. The aggregate net assets of the Putnam VT International Growth Fund immediately following the acquisition were $689,471,798.

ACQUISITION OF PUTNAM VT TECHNOLOGY FUND BY PUTNAM VT VOYAGER FUND II (NAME HAS CHANGED TO PUTNAM VT DISCOVERY GROWTH FUND)

On October 14, 2002, Putnam VT Voyager Fund II issued 1,801,381 and 2,599,658 of class IA and class IB shares, respectively, in exchange for 2,506,215 and 3,623,165 class IA and class IB shares of Putnam VT Technology Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of Putnam VT Voyager Fund II and Putnam VT Technology Fund on October 11, 2002, valuation date, were $17,548,150 and $14,797,830, respectively. On October 11, 2002, Putnam
VT Technology Fund had unrealized depreciation of $8,441,910. The aggregate net assets of Putnam VT Voyager Fund II immediately following the acquisition were $32,345,980.

NOTE 6
INITIAL CAPITALIZATION AND OFFERING
OF SHARES

The following were established as series of Putnam Variable Trust, a Massachusetts business trust on April 30, 2003. During the period April 30, 2003 to May 1, 2003, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

                                                   Capital
Fund name                                       contribution   Shares issued
----------------------------------------------------------------------------
Class IA
Putnam VT Capital
  Opportunities Fund                               $999,000           99,900
Putnam VT Equity Income Fund                        999,000           99,900
Putnam VT Mid Cap Value Fund                        999,000           99,900

Class IB
Putnam VT Capital
  Opportunities Fund                                 $1,000              100
Putnam VT Equity Income Fund                          1,000              100
Putnam VT Mid Cap Value Fund                          1,000              100
----------------------------------------------------------------------------

At June 30, 2003, ownership of Putnam Investments, LLC in the following funds was as follows:

                                                          % of         Total
                                        Shares     outstanding      value of
                                         owned          shares  owned shares
----------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
Class IA                                99,900           61.0%    $1,097,901
Class IB                                   100            0.4%        $1,098

Putnam VT Equity Fund
Class IA                                99,900           14.1%    $1,060,938
Class IB                                   100  Less than 0.1%        $1,062

Putnam VT Mid Cap Value Fund
Class IA                                99,900           31.9%    $1,074,924
Class IB                                   100            0.2%        $1,076
----------------------------------------------------------------------------


Putnam
Variable
Trust

FUND INFORMATION

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

SA505   206105  8/03


PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: August 27, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: August 27, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: August 27, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: August 27, 2003